UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22127

Columbia Funds Variable Series Trust II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Seligman Global Technology Fund (the Fund) Class 2 shares returned 10.10% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its benchmark, the MSCI World IT Index (Net), which returned 1.45% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1	05/01/96	10.23	21.27	17.17	11.77
Class 2	05/01/00	10.10	20.95	16.87	11.51
MSCI World IT Index (Net)		1.45	9.74	15.49	8.27

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI World IT Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World IT Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Lam Research Corp. (United States)	8.6
Synopsys, Inc. (United States)	8.3
Broadcom Corp., Class A (United States)	6.3
Synaptics, Inc. (United States)	6.1
Apple, Inc. (United States)	5.8
Teradyne, Inc. (United States)	3.9
Maxim Integrated Products, Inc. (United States)	3.1
Qorvo, Inc. (United States)	3.0
Check Point Software Technologies Ltd. (Israel)	2.8
Avago Technologies Ltd. (Singapore)	2.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2015)
Canada	0.5
Ireland	2.4
Israel	2.8
Japan	0.3
Netherlands	3.8
Singapore	2.8
Taiwan	0.4
United States(a)	87.0
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Paul Wick

Rahul Narang

Sanjay Devgan

Shekhar Pramanick

Clark Westmont, CFA*

Jeetil Patel*

*	Effective July 13, 2015, Messrs. Westmont and Patel were named Technology Team members. Ajay Diwan no longer serves as a Portfolio Manager of the Fund.

Semiannual Report 2015	3

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2015)
Communications Equipment	3.3
Diversified Consumer Services	0.9
Electrical Equipment	0.3
Health Care Technology	0.2
IT Services	4.6
Internet & Catalog Retail	1.2
Internet Software & Services	4.5
Media	1.8
Semiconductors & Semiconductor Equipment	48.4
Software	26.6
Specialty Retail	0.2
Technology Hardware, Storage & Peripherals	8.1
Money Market Funds	0.4
Total	100.5

Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	4.2
Health Care	0.2
Industrials	0.3
Information Technology	95.3
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,102.30	1,019.93	5.11	4.91	0.98
Class 2	1,000.00	1,000.00	1,101.00	1,018.70	6.41	6.16	1.23

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015	5

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 100.1%
Issuer	Shares	Value ($)
CANADA 0.5%
Kinaxis, Inc.(a)	28,603	637,556

IRELAND 2.4%
King Digital Entertainment PLC	199,338	2,840,567

ISRAEL 2.8%
Check Point Software Technologies Ltd.(a)	42,731	3,399,251

JAPAN 0.3%
Mabuchi Motor Co., Ltd.	5,900	373,189

NETHERLANDS 3.9%
AVG Technologies NV(a)	79,057	2,151,141

Mobileye NV(a)	46,150	2,453,796

Total		4,604,937

SINGAPORE 2.8%
Avago Technologies Ltd.	25,144	3,342,392

TAIWAN 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	18,216	413,685

UNITED STATES 87.0%
Activision Blizzard, Inc.	47,627	1,153,050

Advanced Energy Industries, Inc.(a)	107,310	2,949,952

Apple, Inc.	55,100	6,910,917

Arista Networks, Inc.(a)	16,400	1,340,536

Arris Group, Inc.(a)	7,700	235,620

Broadcom Corp., Class A	145,600	7,496,944

Cavium, Inc.(a)	15,300	1,052,793

Cisco Systems, Inc.	26,200	719,452

Computer Sciences Corp.	17,900	1,174,956

Cornerstone OnDemand, Inc.(a)	9,200	320,160

Cypress Semiconductor Corp.	139,067	1,635,428

DIRECTV(a)	23,560	2,186,132

Electronics for Imaging, Inc.(a)	30,642	1,333,233

Euronet Worldwide, Inc.(a)	5,200	320,840

Expedia, Inc.	3,500	382,725

F5 Networks, Inc.(a)	13,300	1,600,655

Fidelity National Information Services, Inc.	10,900	673,620

GameStop Corp., Class A	6,400	274,944

Google, Inc., Class A(a)	3,300	1,782,132

Google, Inc., Class C(a)	3,309	1,722,368

Hewlett-Packard Co.	32,100	963,321

Common Stocks (continued)
Issuer	Shares	Value ($)
HomeAway, Inc.(a)	9,100	283,192

Lam Research Corp.	126,700	10,307,045

Lattice Semiconductor Corp.(a)	243,775	1,435,835

LifeLock, Inc.(a)	63,500	1,041,400

Marvell Technology Group Ltd.	186,153	2,454,427

Mattson Technology, Inc.(a)	284,599	953,407

Maxim Integrated Products, Inc.	108,700	3,758,302

Micron Technology, Inc.(a)	34,800	655,632

Microsemi Corp.(a)	89,576	3,130,681

Nuance Communications, Inc.(a)	63,553	1,112,813

NVIDIA Corp.	19,800	398,178

QLogic Corp.(a)	31,200	442,728

Qorvo, Inc.(a)	45,291	3,635,509

Red Hat, Inc.(a)	8,010	608,199

Rovi Corp.(a)	82,000	1,307,900

Sabre Corp.	44,131	1,050,318

Salesforce.com, inc.(a)	11,105	773,241

Skyworks Solutions, Inc.	23,180	2,413,038

SolarWinds, Inc.(a)	42,100	1,942,073

Synaptics, Inc.(a)	84,998	7,372,301

Synopsys, Inc.(a)	196,841	9,969,997

Teradyne, Inc.	240,748	4,644,029

TransUnion(a)	31,467	789,822

Travelport Worldwide Ltd.	77,805	1,072,153

Vantiv, Inc., Class A(a)	13,300	507,927

Veeva Systems Inc., Class A(a)	9,400	263,482

Verint Systems, Inc.(a)	26,101	1,585,505

Visa, Inc., Class A	27,100	1,819,765

VMware, Inc., Class A(a)	21,796	1,868,789

Xactly Corp.(a)	52,867	454,128

Total		104,281,594

Total Common Stocks
(Cost: $94,401,773)		119,893,171

Money Market Funds 0.4%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.118%(b)(c)	530,357	530,357

Total Money Market Funds
(Cost: $530,357)		530,357

Total Investments
(Cost: $94,932,130)		120,423,528

Other Assets & Liabilities, Net		(547,840)

Net Assets		119,875,688

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,265,609	20,109,173	(21,844,425)	530,357	1,114	530,357

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Canada	637,556	—	—	637,556

Ireland	2,840,567	—	—	2,840,567

Israel	3,399,251	—	—	3,399,251

Japan	—	373,189	—	373,189

Netherlands	4,604,937	—	—	4,604,937

Singapore	3,342,392	—	—	3,342,392

Taiwan	413,685	—	—	413,685

United States	104,281,594	—	—	104,281,594

Total Common Stocks	119,519,982	373,189	—	119,893,171

Money Market Funds	530,357	—	—	530,357

Total Investments	120,050,339	373,189	—	120,423,528

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $94,401,773)	$119,893,171

Affiliated issuers (identified cost $530,357)	530,357

Total investments (identified cost $94,932,130)	120,423,528

Receivable for:

Investments sold	259,569

Capital shares sold	72,588

Dividends	100,888

Foreign tax reclaims	126

Expense reimbursement due from Investment Manager	14,264

Total assets	120,870,963

Liabilities

Payable for:

Investments purchased	768,100

Capital shares purchased	22,481

Foreign capital gains taxes deferred	8,049

Investment management fees	104,569

Distribution and/or service fees	20,679

Transfer agent fees	6,604

Administration fees	8,806

Compensation of board members	17,422

Other expenses	38,565

Total liabilities	995,275

Net assets applicable to outstanding capital stock	$119,875,688

Represented by

Paid-in capital	$84,273,631

Excess of distributions over net investment income	(131,170)

Accumulated net realized gain	10,249,934

Unrealized appreciation (depreciation) on:

Investments	25,491,398

Foreign currency translations	(56)

Foreign capital gains tax	(8,049)

Total — representing net assets applicable to outstanding capital stock	$119,875,688

Class 1

Net assets	$30,043,732

Shares outstanding	1,072,928

Net asset value per share	$28.00

Class 2

Net assets	$89,831,956

Shares outstanding	3,320,803

Net asset value per share	$27.05

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$598,766

Dividends — affiliated issuers	1,114

Foreign taxes withheld	(2,885)

Total income	596,995

Expenses:

Investment management fees	578,927

Distribution and/or service fees

Class 2	115,154

Transfer agent fees

Class 1	8,927

Class 2	27,636

Administration fees	48,752

Compensation of board members	5,866

Custodian fees	7,905

Printing and postage fees	28,906

Professional fees	21,152

Other	3,677

Total expenses	846,902

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(133,764)

Total net expenses	713,138

Net investment loss	(116,143)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	10,530,970

Foreign currency translations	(2,465)

Net realized gain	10,528,505

Net change in unrealized appreciation (depreciation) on:

Investments	1,255,428

Foreign currency translations	(56)

Foreign capital gains tax	(283)

Net change in unrealized appreciation	1,255,089

Net realized and unrealized gain	11,783,594

Net increase in net assets resulting from operations	$11,667,451

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment loss	$(116,143)	$(516,141)

Net realized gain	10,528,505	19,134,504

Net change in unrealized appreciation	1,255,089	6,547,437

Net increase in net assets resulting from operations	11,667,451	25,165,800

Distributions to shareholders

Net realized gains

Class 1	(4,556,764)	(2,252,911)

Class 2	(14,143,000)	(7,213,752)

Total distributions to shareholders	(18,699,764)	(9,466,663)

Increase (decrease) in net assets from capital stock activity	5,639,591	(3,816,967)

Total increase (decrease) in net assets	(1,392,722)	11,882,170

Net assets at beginning of period	121,268,410	109,386,240

Net assets at end of period	$119,875,688	$121,268,410

Excess of distributions over net investment income	$(131,170)	$(15,027)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	4,625	148,859	4,625	128,536

Distributions reinvested	164,149	4,556,764	83,287	2,252,911

Redemptions	(63,131)	(2,021,690)	(140,008)	(3,862,283)

Net increase (decrease)	105,643	2,683,933	(52,096)	(1,480,836)

Class 2 shares

Subscriptions	292,032	8,980,802	479,105	13,145,668

Distributions reinvested	527,330	14,143,000	274,496	7,213,752

Redemptions	(669,398)	(20,168,144)	(856,772)	(22,695,551)

Net increase (decrease)	149,964	2,955,658	(103,171)	(2,336,131)

Total net increase (decrease)	255,607	5,639,591	(155,267)	(3,816,967)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$29.99		$26.01	$20.87	$19.50	$20.69	$17.91

Income from investment operations:

Net investment loss	(0.00	)(a)	(0.07)	(0.07)	(0.05)	(0.05)	(0.10)

Net realized and unrealized gain (loss)	3.02		6.42	5.42	1.46	(1.14)	2.88

Total from investment operations	3.02		6.35	5.35	1.41	(1.19)	2.78

Less distributions to shareholders:

Net realized gains	(5.01)		(2.37)	(0.21)	(0.04)	—	—

Total distributions to shareholders	(5.01)		(2.37)	(0.21)	(0.04)	—	—

Net asset value, end of period	$28.00		$29.99	$26.01	$20.87	$19.50	$20.69

Total return	10.23%		25.43%	25.83%	7.23%	(5.75%)	15.52%

Ratios to average net assets(b)

Total gross expenses	1.20	%(c)	1.21%	1.23%	1.21%	1.36%	2.84%

Total net expenses(d)	0.98	%(c)	1.00%	1.00%	1.00%	0.99%	1.30%

Net investment loss	(0.00	)(a)(c)	(0.27%)	(0.31%)	(0.25%)	(0.23%)	(0.57%)

Supplemental data

Net assets, end of period (in thousands)	$30,044		$29,004	$26,513	$23,922	$25,223	$4,053

Portfolio turnover	29%		87%	93%	96%	99%	96%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$29.10		$25.31	$20.37	$19.07	$20.30	$17.64

Income from investment operations:

Net investment loss	(0.04)		(0.14)	(0.13)	(0.10)	(0.10)	(0.16)

Net realized and unrealized gain (loss)	2.94		6.25	5.28	1.44	(1.13)	2.82

Total from investment operations	2.90		6.11	5.15	1.34	(1.23)	2.66

Less distributions to shareholders:

Net realized gains	(4.95)		(2.32)	(0.21)	(0.04)	—	—

Total distributions to shareholders	(4.95)		(2.32)	(0.21)	(0.04)	—	—

Net asset value, end of period	$27.05		$29.10	$25.31	$20.37	$19.07	$20.30

Total return	10.10%		25.12%	25.48%	7.03%	(6.06%)	15.08%

Ratios to average net assets(a)

Total gross expenses	1.45	%(b)	1.45%	1.48%	1.46%	1.59%	3.03%

Total net expenses(c)	1.23	%(b)	1.25%	1.25%	1.25%	1.24%	1.62%

Net investment loss	(0.25	%)(b)	(0.52%)	(0.56%)	(0.48%)	(0.48%)	(0.91%)

Supplemental data

Net assets, end of period (in thousands)	$89,832		$92,264	$82,873	$68,824	$53,098	$1,883

Portfolio turnover	29%		87%	93%	96%	99%	96%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Seligman Global Technology Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of

Semiannual Report 2015	15

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund’s sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

16	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.95% to 0.87% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.95% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board,

Semiannual Report 2015	17

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $697.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class 1	0.98%	0.98%
Class 2	1.23	1.23

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $94,932,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$27,771,000
Unrealized depreciation	(2,279,000)
Net unrealized appreciation	$25,492,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant

18	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $35,536,686 and $46,819,165, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2015, two unaffiliated shareholders of record owned 85.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Significant Risks

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Technology and Technology-related Investment Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the technology and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial

Semiannual Report 2015	19

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

20	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio-Seligman Global Technology Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

Semiannual Report 2015	21

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

22	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Seligman Global Technology Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Semiannual Report 2015	23

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

24	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELIGMAN GLOBAL TECHNOLOGY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	25

Columbia Variable Portfolio – Seligman Global Technology Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

SL-9952 G (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Emerging Markets Bond Fund (the Fund) Class 2 shares returned 1.84% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its benchmark, the JPMorgan Emerging Markets Bond Index (EMBI) — Global, which returned 1.76% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	Life
Class 1	04/30/12	1.91	-4.77	2.17
Class 2	04/30/12	1.84	-4.95	1.95
JPMorgan EMBI Global		1.76	-1.57	3.48

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The JPMorgan EMBI — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Country Breakdown (%) (at June 30, 2015)
Argentina	1.7
Brazil	6.1
Chile	1.3
Colombia	4.2
Costa Rica	0.6
Croatia	0.6
Dominican Republic	5.8
Ecuador	1.2
Egypt	0.4
El Salvador	0.5
Gabon	1.0
Georgia	1.2
Ghana	0.8
Guatemala	1.5
Hungary	3.7
Indonesia	11.4
Ivory Coast	1.7
Kazakhstan	3.5
Mexico	10.8
Morocco	0.4
Pakistan	0.5
Panama	0.7
Paraguay	0.4
Peru	1.4
Philippines	1.3
Republic of Namibia	0.9
Republic of the Congo	0.9
Romania	0.1
Russian Federation	7.4
Senegal	0.5
Serbia	0.3
South Africa	0.6
Trinidad and Tobago	3.1
Tunisia	0.6
Turkey	7.0
Ukraine	0.8
United Kingdom	0.3
United States(a)	8.4
Uruguay	1.3
Venezuela	4.2
Zambia	0.9
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Jim Carlen, CFA

Henry Stipp, Ph.D.

Semiannual Report 2015	3

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Quality Breakdown (%) (at June 30, 2015)
A rating	4.2
BBB rating	45.9
BB rating	23.7
B rating	19.4
CCC rating	6.8
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.

4	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,019.10	1,021.17	3.65	3.66	0.73
Class 2	1,000.00	1,000.00	1,018.40	1,019.84	5.00	5.01	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015	5

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 14.0%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
BRAZIL 2.9%
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	8,836,000	2,796,508

Cosan Luxembourg SA(b)
03/14/18	9.500%	BRL	1,000,000	281,107

Total				3,077,615

CHILE 1.3%
Cencosud SA(b)
02/12/45	6.625%		896,000	843,217

Inversiones CMPC SA(b)
09/15/24	4.750%		543,000	552,550

Total				1,395,767

GUATEMALA 1.4%
Agromercantil Senior Trust(b)
04/10/19	6.250%		246,000	253,380

Comcel Trust(b)
02/06/24	6.875%		706,000	743,065

Industrial Senior Trust(b)
11/01/22	5.500%		543,000	525,352

Total				1,521,797

KAZAKHSTAN 0.4%
Zhaikmunai LLP
11/13/19	7.125%		431,000	407,834

MEXICO 3.9%
America Movil SAB de CV
12/05/22	6.450%	MXN	10,860,000	666,767

BBVA Bancomer SA(b)(c)
11/12/29	5.350%		380,000	374,940

Cemex SAB de CV
01/15/21	7.250%		872,000	920,135

Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index)(b)
12/15/35	5.950%	MXN	9,160,476	577,254

Elementia SAB de CV(b)
01/15/25	5.500%		380,000	384,750

Grupo Posadas SAB de CV(b)
06/30/22	7.875%		400,000	405,000

Grupo Televisa SAB
05/14/43	7.250%	MXN	7,940,000	430,591

Mexichem SAB de CV(b)
09/17/44	5.875%		326,000	301,550

Total				4,060,987

PANAMA 0.7%
Panama Canal Railway Co.
11/01/26	7.000%		740,443	733,039

PERU 0.3%
Union Andina de Cementos SAA(b)
10/30/21	5.875%		353,000	356,971

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
RUSSIAN FEDERATION 0.9%
Sibur Securities Ltd.(b)
01/31/18	3.914%		977,000	910,300

TURKEY 0.3%
Akbank TAS(b)
03/31/25	5.125%		353,000	338,390

UKRAINE 0.8%
MHP SA(b)
04/02/20	8.250%		1,011,000	818,910

UNITED KINGDOM 0.3%
Tullow Oil PLC(b)
04/15/22	6.250%		354,000	313,290

UNITED STATES 0.8%
Kosmos Energy Ltd.(b)
08/01/21	7.875%		375,000	362,813
08/01/21	7.875%		487,000	469,955

Total				832,768

Total Corporate Bonds & Notes
(Cost: $17,581,758)				14,767,668

Inflation-Indexed Bonds(a) 0.8%
URUGUAY 0.8%
Uruguay Government International Bond
12/15/28	4.375%	UYU	23,878,682	849,273

Total Inflation-Indexed Bonds
(Cost: $1,267,041)				849,273

Foreign Government Obligations(a)(d) 76.2%
ARGENTINA 1.7%
Argentina Bonar Bonds
04/17/17	7.000%		1,345,660	1,313,364

Provincia de Buenos Aires(b)
06/09/21	9.950%		500,000	488,756

Total				1,802,120

BRAZIL 3.1%
Brazilian Government International Bond
01/07/41	5.625%		1,700,000	1,623,500

Centrais Eletricas Brasileiras SA(b)
10/27/21	5.750%		1,031,000	953,675

Petrobras Global Finance BV
03/15/19	7.875%		163,000	173,140
01/27/21	5.375%		529,000	508,464

Total				3,258,779

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Foreign Government Obligations(a)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
COLOMBIA 4.1%
Colombia Government International Bond
06/28/27	9.850%	COP	1,484,000,000	698,932
01/18/41	6.125%		1,308,000	1,420,411

Ecopetrol SA
01/16/25	4.125%		326,000	300,833
05/28/45	5.875%		488,000	430,660

Emgesa SA ESP
01/25/21	8.750%	COP	998,000,000	403,055

Empresas Publicas de Medellin ESP(b)
02/01/21	8.375%	COP	2,470,000,000	999,296
09/10/24	7.625%	COP	305,000,000	113,326

Total				4,366,513

COSTA RICA 0.6%
Costa Rica Government International Bond(b)
03/12/45	7.158%		624,000	608,400

CROATIA 0.6%
Croatia Government International Bond(b)
01/26/24	6.000%		561,000	593,118

DOMINICAN REPUBLIC 5.7%
Banco de Reservas de La Republica Dominicana(b)
02/01/23	7.000%		787,000	784,714

Dominican Republic International Bond(b)
07/05/19	15.000%	DOP	37,990,000	987,638
01/08/21	14.000%	DOP	29,158,000	752,075
04/20/27	8.625%		1,710,000	2,043,450
04/30/44	7.450%		1,086,000	1,186,455
01/27/45	6.850%		271,000	276,420

Total				6,030,752

ECUADOR 1.2%
Ecuador Government International Bond(b)
03/24/20	10.500%		1,271,000	1,280,927

EGYPT 0.4%
Egypt Government International Bond(b)
06/11/25	5.875%		400,000	390,000

EL SALVADOR 0.5%
El Salvador Government International Bond(b)
01/18/27	6.375%		73,000	70,628
04/10/32	8.250%		412,000	450,110

Total				520,738

GABON 1.0%
Gabonese Republic
12/12/24	6.375%		783,882	758,406

Gabonese Republic(b)
06/16/25	6.950%		300,000	297,000

Total				1,055,406

Foreign Government Obligations(a)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
GEORGIA 1.2%
Georgian Railway JSC(b)
07/11/22	7.750%		1,219,000	1,298,235

GHANA 0.8%
Republic of Ghana(b)
08/07/23	7.875%		515,000	464,891
01/18/26	8.125%		461,000	419,602

Total				884,493

HUNGARY 3.6%
Hungary Government International Bond
03/29/21	6.375%		722,000	820,372
11/22/23	5.750%		284,000	314,530
03/25/24	5.375%		932,000	1,010,055
03/29/41	7.625%		868,000	1,150,222

Magyar Export-Import Bank Zrt.(b)
02/12/18	5.500%		508,000	538,480

Total				3,833,659

INDONESIA 11.2%
Indonesia Government International Bond(b)
01/17/38	7.750%		1,986,000	2,527,185
01/15/45	5.125%		300,000	286,125

Indonesia Treasury Bond
09/15/19	11.500%	IDR	13,053,000,000	1,089,364
11/15/20	11.000%	IDR	6,359,000,000	531,719
09/15/24	10.000%	IDR	10,600,000,000	875,294
05/15/27	7.000%	IDR	3,432,000,000	232,061
03/15/29	9.000%	IDR	3,579,000,000	282,938

PT Pertamina Persero(b)
05/03/22	4.875%		1,248,000	1,258,920
05/03/42	6.000%		1,335,000	1,238,479

PT Perusahaan Listrik Negara(b)
11/22/21	5.500%		3,311,000	3,493,866

Total				11,815,951

IVORY COAST 1.7%
Ivory Coast Government International Bond
07/23/24	5.375%		446,000	418,125

Ivory Coast Government International Bond(b)
07/23/24	5.375%		300,000	281,250
03/03/28	6.375%		772,000	754,630

Ivory Coast Government International Bond(c)
12/31/32	5.750%		326,000	305,690

Total				1,759,695

KAZAKHSTAN 3.0%
KazMunayGas National Co. JSC(b)
07/02/18	9.125%		154,000	174,020
05/05/20	7.000%		1,270,000	1,371,600
04/30/23	4.400%		407,000	371,387
04/30/43	5.750%		814,000	675,620
11/07/44	6.000%		678,000	589,860

Total				3,182,487

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Foreign Government Obligations(a)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
MEXICO 6.8%
Comision Federal de Electricidad(b)
06/16/45	6.125%		700,000	708,750

Mexican Bonos
06/09/22	6.500%	MXN	21,570,000	1,421,573
06/03/27	7.500%	MXN	13,720,000	958,946

Mexico Government International Bond
01/23/46	4.600%		543,000	502,275

Petroleos Mexicanos
09/12/24	7.190%	MXN	600,000	36,888
11/12/26	7.470%	MXN	4,700,000	282,194
06/02/41	6.500%		2,844,000	2,957,760

Petroleos Mexicanos(b)
01/23/26	4.500%		299,000	292,768

Total				7,161,154

MOROCCO 0.4%
Morocco Government International Bond(b)
12/11/22	4.250%		418,000	426,360

PAKISTAN 0.5%
Pakistan Government International Bond(b)
12/03/19	6.750%		532,000	545,300

PARAGUAY 0.4%
Republic of Paraguay(b)
08/11/44	6.100%		407,000	416,158

PERU 1.0%
Corporacion Financiera de Desarrollo SA(b)
07/15/19	3.250%		400,000	403,360

Peruvian Government International Bond(b)
08/12/24	5.700%	PEN	651,000	193,224
08/12/26	8.200%	PEN	1,421,000	499,558

Total				1,096,142

PHILIPPINES 1.3%
Philippine Government International Bond
01/15/21	4.950%	PHP	27,000,000	622,641

Power Sector Assets & Liabilities Management Corp.(b)
12/02/24	7.390%		559,000	734,386

Total				1,357,027

REPUBLIC OF NAMIBIA 0.9%
Namibia International Bonds(b)
11/03/21	5.500%		885,000	947,906

REPUBLIC OF THE CONGO 0.8%
Republic of Congo(c)
06/30/29	4.000%		997,234	885,544

Foreign Government Obligations(a)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ROMANIA 0.1%
Romanian Government International Bond(b)
02/07/22	6.750%	94,000	109,510

RUSSIAN FEDERATION 6.4%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/22	4.375%	1,266,000	1,069,770

Gazprom OAO Via Gaz Capital SA(b)
03/07/22	6.510%	1,205,000	1,206,807
08/16/37	7.288%	1,096,000	1,079,560

Russian Agricultural Bank OJSC Via RSHB Capital SA(b)
12/27/17	5.298%	814,000	797,720

Russian Foreign Bond — Eurobond(b)
04/04/22	4.500%	600,000	587,250
04/04/42	5.625%	1,800,000	1,687,500

Vnesheconombank Via VEB Finance PLC(b)
11/22/25	6.800%	354,000	318,600

Total			6,747,207

SENEGAL 0.5%
Senegal Government International Bond(b)
07/30/24	6.250%	519,000	500,186

SERBIA 0.3%
Republic of Serbia(b)
12/03/18	5.875%	342,000	359,100

SOUTH AFRICA 0.6%
Transnet SOC Ltd.(b)
07/26/22	4.000%	651,000	621,705

TRINIDAD AND TOBAGO 3.1%
Petroleum Co. of Trinidad & Tobago Ltd.(b)
08/14/19	9.750%	2,811,000	3,274,815

TUNISIA 0.6%
Banque Centrale de Tunisie SA(b)
01/30/25	5.750%	597,000	583,568

TURKEY 6.6%
Export Credit Bank of Turkey(b)
04/24/19	5.875%	467,000	493,199
09/23/21	5.000%	418,000	421,657

Turkey Government International Bond
03/30/21	5.625%	1,655,000	1,783,924
03/25/22	5.125%	250,000	261,875
09/26/22	6.250%	250,000	278,110
04/14/26	4.250%	597,000	569,037
03/17/36	6.875%	1,932,000	2,241,120
02/17/45	6.625%	760,000	872,100

Total			6,921,022

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Foreign Government Obligations(a)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
URUGUAY 0.5%
Uruguay Government International Bond
11/20/45	4.125%	650,000	554,125

VENEZUELA 4.1%
Petroleos de Venezuela SA
04/12/17	5.250%	3,751,000	1,867,811
11/02/17	8.500%	476,300	327,456
11/17/21	9.000%	536,480	218,616
05/16/24	6.000%	3,095,356	1,098,851

Venezuela Government International Bond
12/01/18	7.000%	169,000	73,515
05/07/23	9.000%	1,947,600	754,695

Total			4,340,944

ZAMBIA 0.9%
Zambia Government International Bond(b)
04/14/24	8.500%	887,000	891,435

Total Foreign Government Obligations
(Cost: $87,263,738)			80,420,481

Money Market Funds 7.5%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.118%(e)(f)	7,943,089	7,943,089

Total Money Market Funds
(Cost: $7,943,089)		7,943,089

Total Investments
(Cost: $114,055,626)		103,980,511

Other Assets & Liabilities, Net		1,624,248

Net Assets		105,604,759

At June 30, 2015, cash totaling $47,580 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Barclays Bank PLC	07/24/2015	8,000,000 BRL	2,547,122 USD	—	(4,935)

Citigroup Global Markets Inc.	07/15/2015	6,100,000,000 COP	2,326,158 USD	—	(11,923)

J.P. Morgan Securities, Inc.	07/16/2015	3,660,000 SGD	2,693,087 USD	—	(23,743)

Standard Chartered Bank	07/24/2015	2,307,000 PEN	727,072 USD	3,819	—

UBS Securities	07/9/2015	3,718,000 EUR	4,081,769 USD	—	(63,642)

Total				3,819	(104,243)

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE (CBT)	31	USD	3,696,992	09/2015	30,225	—
US 10YR NOTE (CBT)	25	USD	3,154,297	09/2015	—	(27,688)

Total			6,851,289		30,225	(27,688)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US ULTRA BOND (CBT)	(23)	USD	(3,543,438)	09/2015	116,394	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $56,003,084 or 53.03% of net assets.

(c)	Variable rate security.

(d)	Principal and interest may not be guaranteed by the government.

(e)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,440,627	137,315,268	(130,812,806)	7,943,089	4,094	7,943,089

Currency Legend

BRL	BRL Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
PHP	Philippine Peso
SGD	Singapore Dollar
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Corporate Bonds & Notes	—	14,767,668	—	14,767,668

Inflation-Indexed Bonds	—	849,273	—	849,273

Foreign Government Obligations	—	78,680,768	1,739,713	80,420,481

Money Market Funds	7,943,089	—	—	7,943,089

Total Investments	7,943,089	94,297,709	1,739,713	103,980,511

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	3,819	—	3,819

Futures Contracts	146,619	—	—	146,619

Liabilities

Forward Foreign Currency Exchange Contracts	—	(104,243)	—	(104,243)

Futures Contracts	(27,688)	—	—	(27,688)

Total	8,062,020	94,197,285	1,739,713	103,999,018

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

Foreign Government Obligations ($)
Balance as of December 31, 2014	3,368,543

Increase (decrease) in accrued discounts/premiums	(11,817)

Realized gain (loss)	87,550

Change in unrealized appreciation (depreciation)(a)	15,133

Sales	(1,719,696)

Purchases	—

Transfers into Level 3	—

Transfers out of Level 3	—

Balance as of June 30, 2015	1,739,713

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2015 was $15,133.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $106,112,537)	$96,037,422

Affiliated issuers (identified cost $7,943,089)	7,943,089

Total investments (identified cost $114,055,626)	103,980,511

Cash	26,824

Margin deposits	47,580

Unrealized appreciation on forward foreign currency exchange contracts	3,819

Receivable for:

Capital shares sold	109,877

Dividends	662

Interest	1,633,587

Foreign tax reclaims	23,569

Variation margin	1,438

Total assets	105,827,867

Liabilities

Unrealized depreciation on forward foreign currency exchange contracts	104,243

Payable for:

Capital shares purchased	4,680

Variation margin	1,992

Investment management fees	48,843

Distribution and/or service fees	3,215

Transfer agent fees	5,529

Administration fees	6,451

Compensation of board members	18,430

Accounting fees	14,036

Other expenses	15,689

Total liabilities	223,108

Net assets applicable to outstanding capital stock	$105,604,759

Represented by

Paid-in capital	$125,458,706

Undistributed net investment income	3,133,633

Accumulated net realized loss	(12,926,814)

Unrealized appreciation (depreciation) on:

Investments	(10,075,115)

Foreign currency translations	(4,158)

Forward foreign currency exchange contracts	(100,424)

Futures contracts	118,931

Total — representing net assets applicable to outstanding capital stock	$105,604,759

Class 1

Net assets	$90,204,806

Shares outstanding	9,988,120

Net asset value per share	$9.03

Class 2

Net assets	$15,399,953

Shares outstanding	1,704,219

Net asset value per share	$9.04

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$4,094

Interest	5,539,616

Foreign taxes withheld	(47,759)

Total income	5,495,951

Expenses:

Investment management fees	443,303

Distribution and/or service fees

Class 2	16,198

Transfer agent fees

Class 1	46,297

Class 2	3,887

Administration fees	58,549

Compensation of board members	6,436

Custodian fees	13,078

Printing and postage fees	11,713

Professional fees	19,113

Other	12,280

Total expenses	630,854

Net investment income	4,865,097

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(9,160,547)

Foreign currency translations	(33,198)

Forward foreign currency exchange contracts	1,569,343

Futures contracts	(1,682,331)

Swap contracts	171,440

Net realized loss	(9,135,293)

Net change in unrealized appreciation (depreciation) on:

Investments	9,386,702

Foreign currency translations	74,290

Forward foreign currency exchange contracts	(561,813)

Futures contracts	608,661

Net change in unrealized appreciation	9,507,840

Net realized and unrealized gain	372,547

Net increase in net assets resulting from operations	$5,237,644

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$4,865,097	$14,446,441

Net realized loss	(9,135,293)	(6,036,098)

Net change in unrealized appreciation (depreciation)	9,507,840	(1,349,534)

Net increase in net assets resulting from operations	5,237,644	7,060,809

Distributions to shareholders

Net investment income

Class 1	(2,893,470)	(12,546,054)

Class 2	(202,662)	(461,767)

Net realized gains

Class 1	—	(1,222,518)

Class 2	—	(39,017)

Total distributions to shareholders	(3,096,132)	(14,269,356)

Decrease in net assets from capital stock activity	(93,227,963)	(87,410,697)

Total decrease in net assets	(91,086,451)	(94,619,244)

Net assets at beginning of period	196,691,210	291,310,454

Net assets at end of period	$105,604,759	$196,691,210

Undistributed net investment income	$3,133,633	$1,364,668

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	52,323	476,645	1,494,167	14,301,229

Distributions reinvested	321,140	2,893,470	1,457,120	13,768,572

Redemptions	(10,924,868)	(100,300,579)	(12,901,658)	(123,688,374)

Net decrease	(10,551,405)	(96,930,464)	(9,950,371)	(95,618,573)

Class 2 shares

Subscriptions	499,853	4,559,008	887,519	8,594,894

Distributions reinvested	22,443	202,662	53,342	500,784

Redemptions	(116,062)	(1,059,169)	(93,608)	(887,802)

Net increase	406,234	3,702,501	847,253	8,207,876

Total net decrease	(10,145,171)	(93,227,963)	(9,103,118)	(87,410,697)

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$9.01		$9.41	$10.88	$10.00

Income from investment operations:

Net investment income	0.26		0.57	0.56	0.35

Net realized and unrealized gain (loss)	(0.09	)(b)	(0.39)	(1.37)	0.80

Total from investment operations	0.17		0.18	(0.81)	1.15

Less distributions to shareholders:

Net investment income	(0.15)		(0.53)	(0.60)	(0.27)

Net realized gains	—		(0.05)	(0.06)	—

Total distributions to shareholders	(0.15)		(0.58)	(0.66)	(0.27)

Net asset value, end of period	$9.03		$9.01	$9.41	$10.88

Total return	1.91%		1.81%	(7.54%)	11.58%

Ratios to average net assets(c)

Total gross expenses	0.73	%(d)	0.71%	0.69%	0.70	%(d)

Total net expenses(e)	0.73	%(d)	0.71%	0.69%	0.70	%(d)

Net investment income	5.83	%(d)	5.93%	5.50%	5.09	%(d)

Supplemental data

Net assets, end of period (in thousands)	$90,205		$184,984	$287,061	$416,903

Portfolio turnover	41%		30%	21%	21%

Notes to Financial Highlights

(a)	Based on operations from April 30, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$9.02		$9.43	$10.88	$10.00

Income from investment operations:

Net investment income	0.25		0.55	0.54	0.32

Net realized and unrealized gain (loss)	(0.08	)(b)	(0.40)	(1.36)	0.81

Total from investment operations	0.17		0.15	(0.82)	1.13

Less distributions to shareholders:

Net investment income	(0.15)		(0.51)	(0.57)	(0.25)

Net realized gains	—		(0.05)	(0.06)	—

Total distributions to shareholders	(0.15)		(0.56)	(0.63)	(0.25)

Net asset value, end of period	$9.04		$9.02	$9.43	$10.88

Total return	1.84%		1.44%	(7.65%)	11.42%

Ratios to average net assets(c)

Total gross expenses	1.00	%(d)	0.96%	0.95%	0.95	%(d)

Total net expenses(e)	1.00	%(d)	0.96%	0.95%	0.95	%(d)

Net investment income	5.60	%(d)	5.75%	5.68%	4.64	%(d)

Supplemental data

Net assets, end of period (in thousands)	$15,400		$11,708	$4,249	$3

Portfolio turnover	41%		30%	21%	21%

Notes to Financial Highlights

(a)	Based on operations from April 30, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition,

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COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the

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COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

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COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table provides a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	3,819
Interest rate risk	Net assets — unrealized appreciation on futures contracts	146,619	*
Total		150,438
	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	104,243
Interest rate risk	Net assets — unrealized depreciation on futures contracts	27,688	*
Total		131,931

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

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COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	171,440	171,440
Foreign exchange risk	1,569,343	—	—	1,569,343
Interest rate risk	—	(1,682,331)	—	(1,682,331)
Total	1,569,343	(1,682,331)	171,440	58,452

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	(561,813)	—	(561,813)
Interest rate risk	—	608,661	608,661
Total	(561,813)	608,661	46,848

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	3,425,645
Futures contracts — Short	9,841,813

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	163,691	(74,328)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Offsetting of Assets and Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2015:

	Barclays ($)	Citibank ($)	J.P. Morgan Securities, Inc. ($)	Standard Chartered Bank ($)	UBS Securities ($)	Total ($)
Assets
Forward foreign currency exchange contracts	—	—	—	3,819	—	3,819
Total Assets	—	—	—	3,819	—	3,819
Liabilities
Forward foreign currency exchange contracts	4,935	11,923	23,743	—	63,642	104,243
Total Liabilities	4,935	11,923	23,743	—	63,642	104,243
Total Financial and Derivative Net Assets	(4,935)	(11,923)	(23,743)	3,819	(63,642)	(100,424)
Total collateral received (pledged) (a)	—	—	—	—	—	—
Net Amount (b)	(4,935)	(11,923)	(23,743)	3,819	(63,642)	(100,424)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/ (to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively,

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COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund’s sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates.

The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the

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COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to, and Services Provided by, Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.530% to 0.353% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.530% of the Fund’s average daily net assets.

Participating Affiliates

The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. Such coordination may include functional leadership of the business (the “Global” business). From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.

These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.07% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $748.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this

Semiannual Report 2015	25

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 Through June 30, 2015	Voluntary Expense Cap Prior to May 1, 2015
Class 1	0.86%	0.86%	0.87%
Class 2	1.11	1.11	1.12

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $114,056,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,553,000
Unrealized depreciation	(11,628,000)
Net unrealized depreciation	$(10,075,000)

The following capital loss carryforwards, determined as of December 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	1,372,817
No expiration — long-term	2,822,481
Total	4,195,298

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $63,003,234 and $159,416,264, respectively, for the six months ended June 30, 2015, of which $38,923,484 and $38,669,941, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the

26	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 94.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

High-Yield Securities Risk

Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated

Semiannual Report 2015	27

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation,

class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

28	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Emerging Markets Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

Semiannual Report 2015	29

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

30	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Emerging Markets Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Service Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Service Agreement were of a reasonably high quality.

Semiannual Report 2015	31

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

32	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	33

Columbia Variable Portfolio – Emerging Markets Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6537 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts or life insurance policies offered by the separate accounts of affiliated insurance companies and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) Class 2 shares returned 0.98% for the six-month period that ended June 30, 2015.

■	The Fund underperformed its Blended Index, which returned 1.62% over the same time period.

■	The Fund outperformed the broad U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, which returned -0.10% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	Life
Class 2	04/19/12	0.98	1.55	7.04
Blended Index		1.62	2.94	8.18
Barclays U.S. Aggregate Bond Index		-0.10	1.86	2.06

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Index, established by the Investment Manager, consists of a 50% weighting of the Barclays U.S. Aggregate Bond Index, a 26% weighting of the S&P 500 Index, a 15% weighting of the MSCI EAFE Index (Net) and a 9% weighting of the Russell 2000 Index. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Allocation (%) (at June 30, 2015)
Allocations to Underlying Funds
Underlying Funds: Equity	43.6
International	11.2
U.S. Large Cap	24.4
U.S. Mid Cap	0.0	(a)
U.S. Small Cap	8.0
Underlying Funds: Fixed Income	24.9
Floating Rate	0.1
High Yield	1.4
Investment Grade	23.4
Allocations to Tactical Assets
Corporate Bonds & Notes	1.9
Exchange-Traded Funds	6.2
Money Market Fund Shares Held to Cover Open Derivatives Instruments(b)	16.5
Options Purchased Puts	1.4
Residential Mortgage-Backed Securities — Agency	5.5
U.S. Treasury Obligations	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

(b)	Includes investments in an affiliated money market fund (amounting to $1,853.5 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Portfolio Management

Jeffrey Knight, CFA

Kent Peterson, Ph.D.

Anwiti Bahuguna, Ph.D.*

Kent Bergene

Brian Virginia

*	Effective May 2015, Ms. Bahuguna was named a Portfolio Manager of the Fund. Todd White and Melda Mergen no longer serve as Portfolio Managers of the Fund.

Semiannual Report 2015	3

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective Expenses Paid During the Period” column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund’s Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,009.80	1,022.46	2.34	2.36	0.47	5.03	5.06	1.01

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

4	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 45.1%
	Shares	Value ($)
INTERNATIONAL 11.5%
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	6,705,838	79,866,526

Variable Portfolio — DFA International Value Fund, Class 1(a)	28,246,403	291,220,417

Variable Portfolio — Invesco International Growth Fund, Class 1(a)	30,528,165	369,085,518

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	33,255,978	376,790,235

Variable Portfolio — Pyrford International Equity Fund, Class 1(a)	12,551,776	129,534,330

Total		1,246,497,026

U.S. LARGE CAP 25.3%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	16,311,266	272,235,026

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	14,508,681	285,675,932

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	9,832,666	126,448,091

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	15,662,788	571,378,510

Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1(a)(b)	6,805,372	127,940,985

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	8,434,409	153,168,861

Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	6,658,723	129,112,633

Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	14,602,396	281,972,272

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	8,190,310	155,288,271

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	8,284,716	152,521,626

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	7,962,975	162,126,164

Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	20,563,325	319,142,811

Total		2,737,011,182

Equity Funds (continued)
	Shares	Value ($)
U.S. MID CAP —%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	101,021	1,997,192

Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	51,734	997,944

Total		2,995,136

U.S. SMALL CAP 8.3%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1(a)(b)	20,893,240	409,089,646

Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	7,689,707	153,332,755

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	14,444,301	333,085,567

Total		895,507,968

Total Equity Funds (Cost: $4,505,584,041)		4,882,011,312

Fixed-Income Funds 25.8%
FLOATING RATE 0.1%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	1,686,085	13,572,984

HIGH YIELD 1.5%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	19,578,629	163,873,126

INVESTMENT GRADE 24.2%
Columbia Variable Portfolio — Core Bond Fund, Class 1(a)	13,744,706	134,423,228

Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	54,574,016	549,014,602

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	17,326,054	166,849,896

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	15,826,272	165,068,013

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	50,672,409	543,714,947

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	45,242,263	486,354,327

Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	49,413,264	512,415,549

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	5

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	5,970,717	60,543,072

Total		2,618,383,634

Total Fixed-Income Funds (Cost: $2,884,129,185)		2,795,829,744

Corporate Bonds & Notes(c) 1.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.1%
Huntington Ingalls Industries, Inc.(d)
12/15/21	5.000%	25,000	25,437

L-3 Communications Corp.
05/28/24	3.950%	2,192,000	2,130,742

Lockheed Martin Corp.
03/01/45	3.800%	275,000	245,152

Northrop Grumman Corp.
06/01/18	1.750%	785,000	783,097
08/01/23	3.250%	1,479,000	1,448,947

Total			4,633,375

BANKING 0.1%
Bank of America Corp.
07/24/23	4.100%	350,000	360,120
04/01/24	4.000%	1,190,000	1,210,914
04/01/44	4.875%	105,000	106,651

Bank of Nova Scotia (The)
06/11/18	1.700%	1,180,000	1,178,969

Citigroup, Inc.
04/27/25	3.300%	65,000	62,505
11/07/43	4.950%	340,000	352,486

Goldman Sachs Group, Inc. (The)
01/23/25	3.500%	2,195,000	2,119,878
07/08/44	4.800%	455,000	447,726

JPMorgan Chase & Co.
03/01/18	1.700%	780,000	776,366
02/01/44	4.850%	270,000	278,985

Morgan Stanley
10/23/24	3.700%	1,554,000	1,547,708
01/27/45	4.300%	209,000	195,289

Wells Fargo & Co.
11/04/44	4.650%	295,000	282,755
05/01/45	3.900%	160,000	143,992

Total			9,064,344

CABLE AND SATELLITE —%
NBCUniversal Media LLC
01/15/43	4.450%	1,725,000	1,657,891

Time Warner Cable, Inc.
09/15/42	4.500%	698,000	569,360

Total			2,227,251

Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
CHEMICALS —%
Dow Chemical Co. (The)
11/15/42	4.375%		315,000	286,966
10/01/44	4.625%		760,000	709,395

LYB International Finance BV
03/15/44	4.875%		1,235,000	1,199,904

Total				2,196,265

CONSUMER PRODUCTS —%
Clorox Co. (The)
12/15/24	3.500%		1,640,000	1,621,578

DIVERSIFIED MANUFACTURING —%
General Electric Co.
05/26/23	1.250%	EUR	2,120,000	2,318,372
03/11/44	4.500%		760,000	771,848

United Technologies Corp.
06/01/42	4.500%		335,000	340,325
05/15/45	4.150%		1,220,000	1,164,846

Total				4,595,391

ELECTRIC 0.4%
Alabama Power Co.
03/01/45	3.750%		235,000	211,141

Appalachian Power Co.
05/15/44	4.400%		715,000	674,436
06/01/45	4.450%		790,000	757,981

Berkshire Hathaway Energy Co.
11/15/43	5.150%		232,500	248,140
02/01/45	4.500%		1,647,000	1,620,857

CMS Energy Corp.
03/15/22	5.050%		515,000	566,738
03/31/43	4.700%		170,000	170,681
03/01/44	4.875%		1,400,000	1,448,325

CenterPoint Energy Houston Electric LLC
04/01/44	4.500%		280,000	288,002

Consolidated Edison Co. of New York, Inc.
03/01/43	3.950%		175,000	159,763

DTE Electric Co.
07/01/44	4.300%		190,000	188,337

DTE Energy Co.
06/01/16	6.350%		200,000	209,586
06/01/24	3.500%		2,145,000	2,147,958

DTE Energy Co.(d)
06/15/22	3.300%		2,050,000	2,066,613

Dominion Resources, Inc.
06/15/18	1.900%		1,560,000	1,561,953
09/15/42	4.050%		2,840,000	2,568,877

Duke Energy Corp.
10/15/23	3.950%		4,929,000	5,113,936

Duke Energy Progress, Inc.
05/15/42	4.100%		240,000	229,680

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Eversource Energy
05/01/18	1.450%		1,747,000	1,736,726

Indiana Michigan Power Co.
03/15/23	3.200%		1,080,000	1,070,402

Northern States Power Co.
05/15/44	4.125%		115,000	112,929

Oncor Electric Delivery Co. LLC
09/30/17	5.000%		2,758,000	2,972,614

Oncor Electric Delivery Co. LLC(d)
04/01/45	3.750%		585,000	522,823

PPL Capital Funding, Inc.
06/01/23	3.400%		645,000	642,706
03/15/24	3.950%		2,310,000	2,388,559

PSEG Power LLC
11/15/18	2.450%		180,000	180,586
11/15/23	4.300%		685,000	707,669

Pacific Gas & Electric Co.
02/15/24	3.750%		510,000	524,623
08/15/42	3.750%		265,000	232,031
02/15/44	4.750%		1,775,000	1,830,290
03/15/45	4.300%		355,000	340,972

Southern California Edison Co.
10/01/43	4.650%		520,000	541,239
02/01/45	3.600%		140,000	124,793

Southern Co. (The)
09/15/15	2.375%		880,000	883,111

TransAlta Corp.
06/03/17	1.900%		1,545,000	1,537,227
11/25/20	5.000%	CAD	1,565,000	1,307,095

WEC Energy Group, Inc.
06/15/18	1.650%		655,000	655,448
06/15/25	3.550%		550,000	548,550

Xcel Energy, Inc.
05/09/16	0.750%		2,004,000	1,998,148
05/15/20	4.700%		1,365,000	1,488,799
09/15/41	4.800%		110,000	114,077

Total				42,694,421

FOOD AND BEVERAGE 0.2%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%		93,000	89,256

Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%		1,317,000	1,323,191
07/15/42	3.750%		89,000	78,578

ConAgra Foods, Inc.
01/25/43	4.650%		1,405,000	1,191,963

Diageo Finance BV
10/28/15	5.300%		1,093,000	1,108,932

General Mills, Inc.
11/16/20	2.100%	EUR	1,594,000	1,862,387

Grupo Bimbo SAB de CV(d)
01/25/22	4.500%		535,000	560,680
06/27/44	4.875%		1,005,000	932,821

Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

HJ Heinz Co.(d)(e)
07/15/45	5.200%	1,365,000	1,398,881

Heineken NV(d)
10/01/42	4.000%	790,000	711,845

JM Smucker Co. (The)(d)
03/15/45	4.375%	1,185,000	1,078,849

Kraft Foods Group, Inc.
06/04/42	5.000%	240,000	239,165

Molson Coors Brewing Co.
05/01/42	5.000%	2,087,000	2,031,719

PepsiCo, Inc.
10/22/44	4.250%	80,000	78,439

SABMiller Holdings, Inc.(d)
01/15/22	3.750%	3,920,000	4,050,360
01/15/42	4.950%	200,000	203,764

Wm. Wrigley Jr., Co.(d)
10/21/19	2.900%	2,190,000	2,229,911

Total			19,170,741

HEALTH CARE 0.1%
Becton Dickinson and Co.
12/15/44	4.685%	575,000	556,394

Express Scripts Holding Co.
05/15/16	3.125%	2,140,000	2,175,156

McKesson Corp.
12/04/15	0.950%	1,824,000	1,826,559
03/15/23	2.850%	350,000	334,275

Medtronic, Inc.(d)
03/15/45	4.625%	319,000	322,939

Total			5,215,323

HEALTHCARE INSURANCE —%
Cigna Corporation
03/15/21	4.500%	1,130,000	1,228,587

UnitedHealth Group, Inc.
03/15/22	2.875%	705,000	684,581

WellPoint, Inc.
05/15/42	4.625%	240,000	219,374

Total			2,132,542

INDEPENDENT ENERGY 0.1%
Anadarko Petroleum Corp.
09/15/16	5.950%	1,695,000	1,788,079

Antero Resources Corp.
11/01/21	5.375%	166,000	159,360

Canadian Natural Resources Ltd.
08/15/16	6.000%	540,000	568,145
04/15/24	3.800%	2,290,000	2,264,384

Canadian Oil Sands Ltd.(d)
04/01/42	6.000%	645,000	580,030

Chesapeake Energy Corp.
12/15/18	7.250%	70,000	72,100

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Cimarex Energy Co.
05/01/22	5.875%	1,495,000	1,601,519
06/01/24	4.375%	433,000	427,665

Concho Resources, Inc.
04/01/23	5.500%	135,000	135,000

ConocoPhillips Co.
05/15/18	1.500%	1,330,000	1,329,033

Continental Resources, Inc.
09/15/22	5.000%	1,110,000	1,088,500
06/01/44	4.900%	667,000	561,752

EnCana Corp.
11/15/41	5.150%	152,000	140,202

Hess Corp.
02/15/41	5.600%	90,000	92,175

Marathon Oil Corp.
11/01/15	0.900%	73,000	72,982
06/01/45	5.200%	1,110,000	1,077,470

Noble Energy, Inc.
11/15/43	5.250%	889,000	866,117

Range Resources Corp.
06/01/21	5.750%	81,000	83,228

Whiting Petroleum Corp.
03/15/21	5.750%	53,000	52,152

Woodside Finance Ltd.(d)
03/05/25	3.650%	2,446,000	2,350,618

Total			15,310,511

INTEGRATED ENERGY —%
Cenovus Energy, Inc.
09/15/23	3.800%	287,000	283,575
09/15/42	4.450%	854,000	745,192
09/15/43	5.200%	355,000	335,273

Shell International Finance BV
05/11/45	4.375%	180,000	177,486

Total			1,541,526

LIFE INSURANCE 0.1%
Five Corners Funding Trust(d)
11/15/23	4.419%	4,675,000	4,835,226

Guardian Life Insurance Co. of America (The)(d)
06/19/64	4.875%	1,144,000	1,113,153

MetLife, Inc.
09/15/23	4.368%	817,000	869,022
03/01/45	4.050%	335,000	307,695

Northwestern Mutual Life Insurance Co. (The)(d)
03/30/40	6.063%	240,000	286,988

Peachtree Corners Funding Trust(d)
02/15/25	3.976%	1,163,000	1,153,310

Prudential Financial, Inc.
05/15/44	4.600%	90,000	87,016

Teachers Insurance & Annuity Association of America(d)
09/15/44	4.900%	2,220,000	2,263,710

Total			10,916,120

Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MEDIA AND ENTERTAINMENT 0.1%
21st Century Fox America, Inc.
09/15/44	4.750%	1,350,000	1,319,992

Scripps Networks Interactive, Inc.
11/15/24	3.900%	2,802,000	2,754,105
06/15/25	3.950%	1,314,000	1,290,455

Sky PLC(d)
11/26/22	3.125%	3,015,000	2,933,924

Thomson Reuters Corp.
05/23/16	0.875%	851,000	849,277
05/23/43	4.500%	1,664,000	1,506,281

Time Warner, Inc.
03/29/41	6.250%	1,205,000	1,378,868

Total			12,032,902

METALS —%
BHP Billiton Finance USA Ltd.
09/30/43	5.000%	460,000	477,496

Barrick Gold Corp.
04/01/42	5.250%	830,000	743,133

Newmont Mining Corp.
03/15/42	4.875%	489,000	410,316

Rio Tinto Finance USA PLC
08/21/42	4.125%	410,000	368,628

Teck Resources Ltd.
03/01/42	5.200%	605,000	441,484

Total			2,441,057

MIDSTREAM 0.2%
Columbia Pipeline Group, Inc.(d)
06/01/45	5.800%	1,645,000	1,621,082

Energy Transfer Partners LP
02/01/43	5.150%	201,000	179,000

Enterprise Products Operating LLC
05/07/18	1.650%	1,110,000	1,108,892
02/15/45	5.100%	1,385,000	1,347,109
05/15/46	4.900%	375,000	353,199

Kinder Morgan Energy Partners LP
09/01/22	3.950%	505,000	493,844
02/15/23	3.450%	2,451,000	2,308,349
05/01/24	4.300%	845,000	833,883
11/01/42	4.700%	180,000	150,354
03/01/43	5.000%	1,365,000	1,191,122

MarkWest Energy Partners LP/Finance Corp.
06/01/25	4.875%	170,000	166,175

NiSource Finance Corp.
02/15/43	5.250%	860,000	916,474

Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	2,012,000	1,888,375
10/15/23	3.850%	505,000	499,633

Southern Natural Gas Co. LLC(d)
04/01/17	5.900%	365,000	388,744

TransCanada PipeLines Ltd.
10/16/43	5.000%	145,000	145,566

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Williams Partners LP
09/15/45	5.100%	2,502,000	2,210,442

Total			15,802,243

NATURAL GAS —%
Sempra Energy
04/01/17	2.300%	870,000	882,798
12/01/23	4.050%	495,000	511,275
06/15/24	3.550%	3,170,000	3,167,188

Total			4,561,261

OIL FIELD SERVICES —%
Noble Holding International Ltd.
03/15/42	5.250%	1,659,000	1,250,212

Weatherford International Ltd.
04/15/42	5.950%	60,000	50,718

Total			1,300,930

PHARMACEUTICALS 0.1%
AbbVie, Inc.
11/06/15	1.200%	2,190,000	2,191,999
11/06/17	1.750%	410,000	411,075
05/14/20	2.500%	1,185,000	1,172,843

Actavis Funding
03/15/45	4.750%	55,000	52,363

Amgen, Inc.
06/15/16	2.300%	1,720,000	1,739,058
05/15/43	5.375%	1,175,000	1,246,879

Merck & Co., Inc.
02/10/45	3.700%	141,000	125,965

Total			6,940,182

PROPERTY & CASUALTY 0.1%
Alleghany Corp.
09/15/44	4.900%	720,000	693,611

Berkshire Hathaway Finance Corp.
05/15/42	4.400%	2,570,000	2,530,674

CNA Financial Corp.
05/15/24	3.950%	524,000	520,440

Liberty Mutual Group, Inc.(d)
05/01/22	4.950%	1,005,000	1,080,383
06/15/23	4.250%	1,097,000	1,128,161
08/01/44	4.850%	240,000	231,886

Loews Corp.
05/15/43	4.125%	378,000	344,085

Total			6,529,240

RAILROADS —%
Burlington Northern Santa Fe LLC
09/01/44	4.550%	30,000	29,530
04/01/45	4.150%	315,000	290,526

Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Canadian Pacific Railway Co.
02/01/25	2.900%	2,040,000	1,920,252

Union Pacific Corp.
06/15/42	4.300%	120,000	118,237

Total			2,358,545

REFINING —%
Marathon Petroleum Corp.
03/01/16	3.500%	1,139,000	1,158,232
09/15/44	4.750%	1,010,000	921,823

Phillips 66
05/01/17	2.950%	1,090,000	1,120,384
05/01/42	5.875%	145,000	157,984

Valero Energy Corp.
03/15/45	4.900%	140,000	131,194

Total			3,489,617

RESTAURANTS —%
Yum! Brands, Inc.
11/01/23	3.875%	1,825,000	1,807,449
11/01/43	5.350%	327,000	313,933

Total			2,121,382

RETAILERS —%
CVS Health Corp.
12/05/43	5.300%	195,000	212,489

Wal-Mart Stores, Inc.
04/22/44	4.300%	205,000	205,543

Total			418,032

SUPERMARKETS —%
Kroger Co. (The)
04/15/42	5.000%	130,000	134,971

TECHNOLOGY 0.1%
Apple, Inc.
02/09/45	3.450%		985,000	834,811
05/13/45	4.375%		880,000	867,192

Corning, Inc.
05/15/22	2.900%		518,000	516,550
03/15/42	4.750%		185,000	189,419

International Business Machine Corp.
11/19/19	1.375%	EUR	1,672,000	1,925,568

Oracle Corp.
01/10/21	2.250%	EUR	1,251,000	1,484,940
07/08/44	4.500%		965,000	956,745
05/15/45	4.125%		820,000	760,388

Total				7,535,613

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
TOBACCO —%
Altria Group, Inc.
01/31/44	5.375%		230,000	243,272

Philip Morris International, Inc.
03/04/43	4.125%		145,000	133,776

Total				377,048

TRANSPORTATION SERVICES 0.1%
Avinor AS
04/29/25	1.000%	EUR	800,000	842,377

ERAC U.S.A. Finance LLC(d)
11/15/24	3.850%		199,000	199,737
02/15/45	4.500%		1,534,000	1,409,780

FedEx Corp.
01/15/44	5.100%		772,000	796,374
02/01/45	4.100%		300,000	269,470

Heathrow Funding Ltd.
02/15/25	5.225%	GBP	841,000	1,501,864

Total				5,019,602

WIRELESS —%
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%		460,000	465,316

Rogers Communications, Inc.
03/15/23	3.000%		2,718,000	2,610,704
03/15/43	4.500%		365,000	334,532

Total				3,410,552

WIRELINES 0.1%
AT&T, Inc.
08/15/16	2.400%		2,295,000	2,326,572
06/15/45	4.350%		5,230,000	4,464,935

Embarq Corp.
06/01/36	7.995%		40,000	44,348

Orange SA
02/21/17	4.750%	EUR	587,000	701,727
02/06/44	5.500%		155,000	164,153

Verizon Communications, Inc.
03/15/24	4.150%		672,000	689,749
11/01/42	3.850%		5,871,000	4,852,540

Total				13,244,024

Total Corporate Bonds & Notes (Cost: $214,480,209)				209,036,589

Residential Mortgage-Backed Securities — Agency 5.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Federal National Mortgage Association(e)
07/16/30	2.500%	63,725,000	64,496,958
07/16/30	3.000%	80,785,000	83,693,890
07/16/30 - 07/14/45	3.500%	391,000,000	407,160,236
07/14/45	4.000%	60,000,000	63,568,824

Total Residential Mortgage-Backed Securities — Agency
(Cost: $618,080,352)			618,919,908

U.S. Treasury Obligations —%

U.S. Treasury
02/15/45	2.500%	102,600	90,296

Total U.S. Treasury Obligations (Cost: $90,315)			90,296

Exchange-Traded Funds 6.4%
	Shares	Value ($)

SPDR S&P 500 ETF Trust	1,990,200	409,682,670

iShares MSCI EAFE ETF	3,829,292	243,121,749

iShares Russell 2000 ETF	345,215	43,103,545

Total Exchange-Traded Funds (Cost: $618,481,966)		695,907,964

Options Purchased Puts 1.4%
Issuer	Notional ($)/ Contracts	Exercise Price ($)		Expiration Date	Value ($)
S&P 500 Index
	7,434	USD	1,800.00	12/16/16	71,961,120
	6,337	USD	1,900.00	12/16/16	79,402,610

Total Options Purchased Puts (Cost: $197,382,011)					151,363,730

Money Market Funds 17.1%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.118%(a)(f)	1,853,519,141	1,853,519,141

Total Money Market Funds (Cost: $1,853,519,141)		1,853,519,141

Total Investments
(Cost: $10,891,747,220)		11,206,678,684

Other Assets & Liabilities, Net		(367,274,843)

Net Assets		10,839,403,841

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

At June 30, 2015, cash totaling $100,969,383 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)

UBS Securities	07/09/2015	7,306,000 EUR	8,020,819 USD	—	(125,056)

Standard Chartered Bank	07/09/2015	920,000 GBP	1,404,558 USD	—	(40,919)

UBS Securities	07/09/2015	88,000 EUR	98,906 USD	790	—

UBS Securities	07/09/2015	845,000 EUR	950,410 USD	8,272	—

State Street Bank & Trust Company	07/24/2015	1,690,000 CAD	1,371,343 USD	18,681	—

Total				27,743	(165,975)

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
10YR MINI JGB FUT	16	JPY	1,921,020	09/2015	3,725	—
CAN 10YR BOND FUT	25	CAD	2,802,242	09/2015	24,526	—
DAX INDEX FUTURE	142	EUR	43,540,812	09/2015	26,450	—
EURO BUXL 30Y BND	7	EUR	1,159,979	09/2015	—	(104,539)
EURO STOXX 50	2,244	EUR	85,959,183	09/2015	49,102	—
EURO-BOBL FUTURE	70	EUR	10,112,355	09/2015	—	(49,666)
EURO-BUND FUTURE	48	EUR	8,133,942	09/2015	—	(174,843)
EURO-SCHATZ FUT	39	EUR	4,838,141	09/2015	—	(693)
FTSE/MIB IDX FUT	353	EUR	44,417,106	09/2015	997,250	—
HANG SENG IDX FUT	286	HKD	48,340,938	07/2015	—	(1,906,094)
LONG GILT FUTURE	62	GBP	11,274,127	09/2015	—	(106,454)
mini MSCI EAFE	113	USD	10,362,100	09/2015	—	(277,669)
MSCI SING IX ETS	667	SGD	36,825,274	07/2015	—	(361,152)
Russell 2000 Mini	618	USD	77,274,720	09/2015	—	(2,397,785)
S&P 500 FUTURE	244	USD	125,318,400	09/2015	—	(1,294,054)
S&P 500 EMINI FUT	8,186	USD	840,865,920	09/2015	—	(8,697,298)
S&P 500 EMINI FUT	2,401	USD	246,630,720	09/2015	—	(6,166,694)
SPI 200 FUTURES	387	AUD	40,287,244	09/2015	—	(591,071)
TOPIX INDX FUTR	1,031	JPY	137,357,152	09/2015	—	(3,704,408)
US 5YR NOTE (CBT)	6,283	USD	749,296,820	09/2015	733,362	—
US 5YR NOTE (CBT)	7	USD	834,805	09/2015	—	(448)
US 5YR NOTE (CBT)	171	USD	20,393,086	09/2015	—	(10,953)
US LONG BOND(CBT)	897	USD	135,306,844	09/2015	238,931	—
US LONG BOND(CBT)	5	USD	754,219	09/2015	—	(18,374)
US ULTRA BOND(CBT)	526	USD	81,036,875	09/2015	—	(279,980)
US ULTRA BOND(CBT)	50	USD	7,703,125	09/2015	—	(281,884)

Total			2,772,747,149		2,073,346	(26,424,059)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
US 10YR NOTE (CBT)	(13)	USD	(1,640,234)	09/2015	12,796	—
US 10YR NOTE (CBT)	(248)	USD	(31,290,626)	09/2015	221,031	—
US 2YR NOTE (CBT)	(3,847)	USD	(842,252,563)	09/2015	—	(1,510,809)
US 2YR NOTE (CBT)	(25)	USD	(5,473,438)	09/2015	—	(8,633)
US LONG BOND(CBT)	(261)	USD	(39,370,219)	09/2015	949,852	—
US ULTRA BOND(CBT)	(10)	USD	(1,540,625)	09/2015	47,946	—

Total			(921,567,705)		1,231,625	(1,519,442)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,749,248,640	1,361,302,332	(1,257,031,831)	—	1,853,519,141	—	1,064,049	1,853,519,141

Columbia Variable Portfolio — Contrarian Core Fund, Class 1	233,575,016	18,806,177	(42,486,794)	13,824,230	223,718,629	—	—	272,235,026

Columbia Variable Portfolio — Core Bond Fund, Class 1	25,010,000	112,711,745	—	—	137,721,745	—	2,726,710	134,423,228

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	214,127,727	34,854,967	(18,447)	5,840	248,970,087	—	—	285,675,932

Columbia Variable Portfolio — Emerging Markets Fund, Class 1	99,379,005	7,933,854	(109,815,238)	2,502,379	—	—	—	—

Columbia Variable Portfolio — Global Bond Fund, Class 1	195,126,044	3,297,850	(185,365,364)	(13,058,530)	—	—	—	—

Columbia Variable Portfolio — Income Opportunities Fund, Class 1	131,018,513	53,193,592	(9,066)	(1,353)	184,201,686	1,437,535	15,000,667	163,873,126

Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	313,982,849	258,007,846	(844,376)	(109,121)	571,037,198	1,662,970	8,010,882	549,014,602

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	110,458,015	9,696,933	(32,678,119)	10,797,249	98,274,078	—	—	126,448,091

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	204,847,847	329,766,331	(306,806)	74,355	534,381,727	—	—	571,378,510

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	310,664,725	25,352,850	(151,247,379)	(5,475,991)	179,294,205	—	9,201,028	166,849,896

Columbia Variable Portfolio — Mid Cap Value Fund, Class 1	42,529,233	—	(57,648,042)	15,118,809	—	—	—	—

Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1	112,329,951	12,213,184	(29,197,720)	11,344,996	106,690,411	—	—	127,940,985

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	160,628,449	18,504,824	(71,044,597)	27,539,442	135,628,118	—	—	153,168,861

Columbia Variable Portfolio — Strategic Income Fund, Class 1	118,801,177	2,998,045	(121,709,747)	(89,475)	—	—	—	—

Columbia Variable Portfolio — U.S. Equities Fund, Class 1	81,851,271	317,222,177	(130,468)	34,935	398,977,915	—	—	409,089,646

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	166,608,722	16,443,616	(18,334,943)	509,677	165,227,072	376,488	4,871,671	165,068,013

Variable Portfolio — American Century Diversified Bond Fund, Class 1	303,045,339	257,019,483	(435,294)	(4,505)	559,625,023	2,381,053	12,156,290	543,714,947

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	246,628,202	4,497,068	(257,415,395)	6,290,125	—	—	—	—

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	132,509,321	7,164,017	(53,662,144)	4,504,211	90,515,405	6,400,259	763,758	79,866,526

Variable Portfolio — DFA International Value Fund, Class 1	195,959,563	98,836,759	(306,806)	64,370	294,553,886	5,707,842	3,368,896	291,220,417

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	106,815,289	4,614,255	(93,486,191)	(2,290,156)	15,653,197	—	2,365,721	13,572,984

Variable Portfolio — Holland Large Cap Growth Fund, Class 1	109,341,185	9,696,933	(18,565,916)	6,469,343	106,941,545	—	—	129,112,633

Variable Portfolio — Invesco International Growth Fund, Class 1	198,829,031	186,532,021	(595,136)	95,993	384,861,909	19,869,339	2,736,626	369,085,518

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	303,574,746	191,687,546	(435,294)	(1,707)	494,825,291	1,295,857	9,128,557	486,354,327

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	116,329,962	—	(149,045,770)	34,476,609	1,760,801	—	—	1,997,192

Variable Portfolio — Loomis Sayles Growth Fund, Class 1	85,783,586	171,920,124	(190,312)	67,321	257,580,719	—	—	281,972,272

Variable Portfolio — MFS Value Fund, Class 1	238,643,814	21,156,944	(170,055,746)	52,711,357	142,456,369	—	—	155,288,271

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	138,641,452	31,510,794	(134,377,996)	(35,774,250)	—	30,236,280	1,274,513	—

Variable Portfolio — NFJ Dividend Value Fund, Class 1	210,759,705	18,806,173	(119,234,197)	33,563,140	143,894,821	—	—	152,521,626

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	107,465,505	19,743,653	(190,312)	70,492	127,089,338	—	—	162,126,164

Variable Portfolio — Partners Small Cap Growth Fund, Class 1	112,477,739	11,621,030	(181,085)	61,791	123,979,475	—	—	153,332,755

Variable Portfolio — Partners Small Cap Value Fund, Class 1	259,009,453	32,764,730	(831,017)	277,611	291,220,777	—	—	333,085,567

Variable Portfolio — Pyramis® International Equity Fund, Class 1	211,505,694	179,850,352	(595,136)	75,679	390,836,589	10,799,729	4,401,533	376,790,235

Variable Portfolio — Pyrford International Equity Fund, Class 1	203,129,882	33,262,788	(108,380,194)	4,848,393	132,860,869	—	2,741,699	129,534,330

Variable Portfolio — Sit Dividend Growth Fund, Class 1	236,789,507	32,924,383	(369,090)	122,302	269,467,102	—	—	319,142,811

Variable Portfolio — TCW Core Plus Bond Fund, Class 1	119,645,239	396,223,847	(120,915)	1,039	515,749,210	225,350	4,172,894	512,415,549

Variable Portfolio — Victory Established Value Fund, Class 1	105,154,568	—	(134,784,963)	30,553,868	923,473	—	—	997,944

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	200,790,325	12,857,581	(152,521,970)	(331,380)	60,794,556	—	609,605	60,543,072

Total	8,213,016,291	4,304,996,804	(3,473,649,816)	198,869,088	9,243,232,367	80,392,702	84,595,099	9,531,360,197

(b)	Non-income producing investment.

(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $35,681,655 or 0.33% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(f)	The rate shown is the seven-day current annualized yield at June 30, 2015.

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Equity Funds	4,882,011,312	—	—	4,882,011,312

Fixed-Income Funds	2,795,829,744	—	—	2,795,829,744

Corporate Bonds & Notes	—	209,036,589	—	209,036,589

Residential Mortgage-Backed Securities — Agency	—	618,919,908	—	618,919,908

U.S. Treasury Obligations	90,296	—	—	90,296

Exchange-Traded Funds	695,907,964	—	—	695,907,964

Options Purchased Puts	151,363,730	—	—	151,363,730

Money Market Funds	1,853,519,141	—	—	1,853,519,141

Total Investments	10,378,722,187	827,956,497	—	11,206,678,684

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	27,743	—	27,743

Futures Contracts	3,304,971	—	—	3,304,971

Liabilities

Forward Foreign Currency Exchange Contracts	—	(165,975)	—	(165,975)

Futures Contracts	(27,943,501)	—	—	(27,943,501)

Total	10,354,083,657	827,818,265	—	11,181,901,922

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,451,132,842)	$1,523,954,757

Affiliated issuers (identified cost $9,243,232,367)	9,531,360,197

Options purchased (identified cost $197,382,011)	151,363,730

Total investments (identified cost $10,891,747,220)	11,206,678,684

Foreign currency (identified cost $132,160)	131,695

Margin deposits	100,969,383

Unrealized appreciation on forward foreign currency exchange contracts	27,743

Receivable for:

Investments sold	140,257,678

Dividends	9,272,095

Interest	2,674,845

Variation margin	4,706,294

Total assets	11,464,718,417

Liabilities

Due to custodian	1,200

Unrealized depreciation on forward foreign currency exchange contracts	165,975

Payable for:

Investments purchased	63,924,945

Investments purchased on a delayed delivery basis	556,415,811

Capital shares purchased	2,961,834

Variation margin	1,558,904

Investment management fees	50,636

Distribution and/or service fees	74,167

Transfer agent fees	5,401

Administration fees	8,761

Compensation of board members	96,110

Other expenses	50,832

Total liabilities	625,314,576

Net assets applicable to outstanding capital stock	$10,839,403,841

Represented by

Trust capital	$10,839,403,841

Total — representing net assets applicable to outstanding capital stock	$10,839,403,841

Class 2

Net assets	$10,839,403,841

Shares outstanding	871,729,325

Net asset value per share	$12.43

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$11,065,710

Dividends — affiliated issuers	84,595,099

Interest	3,380,086

Foreign taxes withheld	(716)

Total income	99,040,179

Expenses:

Investment management fees	8,791,618

Distribution and/or service fees

Class 2	13,025,700

Transfer agent fees

Class 2	933,703

Administration fees	1,538,979

Compensation of board members	63,810

Custodian fees	40,741

Printing and postage fees	127,245

Professional fees	55,008

Other	48,865

Total expenses	24,625,669

Net investment income	74,414,510

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments — unaffiliated issuers	8,018,872

Investments — affiliated issuers	198,869,088

Capital gain distributions from underlying affiliated funds	80,392,702

Foreign currency translations	(1,052,293)

Forward foreign currency exchange contracts	761,401

Futures contracts	54,388,058

Options purchased	(30,967,195)

Net realized gain	310,410,633

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	2,768,745

Investments — affiliated issuers	(217,851,952)

Foreign currency translations	(116,844)

Forward foreign currency exchange contracts	(339,009)

Futures contracts	(58,778,656)

Options purchased	(20,903,931)

Net change in unrealized depreciation	(295,221,647)

Net realized and unrealized gain	15,188,986

Net increase in net assets resulting from operations	$89,603,496

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$74,414,510	$37,993,681

Net realized gain	310,410,633	153,504,912

Net change in unrealized appreciation (depreciation)	(295,221,647)	203,569,947

Net increase in net assets resulting from operations	89,603,496	395,068,540

Increase in net assets from capital stock activity	832,288,968	3,500,378,238

Total increase in net assets	921,892,464	3,895,446,778

Net assets at beginning of period	9,917,511,377	6,022,064,599

Net assets at end of period	$10,839,403,841	$9,917,511,377

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 2 shares

Subscriptions	68,266,781	857,804,697	293,485,176	3,513,148,808

Redemptions	(2,031,135)	(25,515,729)	(1,060,520)	(12,770,570)

Net increase	66,235,646	832,288,968	292,424,656	3,500,378,238

Total net increase	66,235,646	832,288,968	292,424,656	3,500,378,238

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Class 2			2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$12.31		$11.74	$10.27	$10.00

Income from investment operations:

Net investment income	0.09		0.06	0.10	0.05

Net realized and unrealized gain	0.03		0.51	1.37	0.22

Total from investment operations	0.12		0.57	1.47	0.27

Net asset value, end of period	$12.43		$12.31	$11.74	$10.27

Total return	0.98%		4.86%	14.31%	2.70%

Ratios to average net assets(b)

Total gross expenses	0.47	%(c)	0.47%	0.50%	0.56	%(c)

Total net expenses(d)	0.47	%(c)	0.47%	0.49%	0.53	%(c)

Net investment income	1.43	%(c)	0.46%	0.94%	0.74	%(c)

Supplemental data

Net assets, end of period (in thousands)	$10,839,404		$9,917,511	$6,022,065	$2,136,697

Portfolio turnover	71%		107%	125%	117%

Notes to Financial Highlights

(a)	Based on operations from April 19, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or third-party advised (unaffiliated) funds, including exchange-traded funds (ETFs) (Underlying Funds).

For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by buying a Contract.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services —Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange (NYSE) on the valuation date.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

All equity securities and exchange-traded funds (ETFs) are valued at the close of business of the NYSE. Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Semiannual Report 2015	21

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its

22	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Semiannual Report 2015	23

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those

24	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	1,072,802	*
Equity risk	Investments, at value — Options purchased	151,363,730
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	27,743
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	2,232,169	*
Total		154,696,444

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized depreciation on futures contracts	25,396,224	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	165,975
Interest rate risk	Component of trust capital — unrealized depreciation on futures contracts	2,547,277	*
Total		28,109,476

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	—	65,608,192	(30,967,195)	34,640,997

Foreign exchange risk	761,401	—	—	761,401

Interest rate risk	—	(11,220,134)	—	(11,220,134)

Total	761,401	54,388,058	(30,967,195)	24,182,264

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	—	(53,132,900)	(20,903,931)	(74,036,831)

Foreign exchange risk	(339,009)	—	—	(339,009)

Interest rate risk	—	(5,645,756)	—	(5,645,756)

Total	(339,009)	(58,778,656)	(20,903,931)	(80,021,596)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average notional amounts ($)*
Futures contracts — Long	2,681,886,574
Futures contracts — Short	911,301,978
Derivative Instrument	Average market value ($)*
Options contracts — Purchased	164,973,373

Derivative Instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	70,650	(85,120)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may

Semiannual Report 2015	25

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Offsetting of Assets and Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2015:

	Deutsche Bank Securities Inc. ($)	Standard Chartered Bank ($)	State Street Bank & Trust Company ($)	UBS Securities ($)	Total ($)
Assets
Forward foreign currency exchange contracts	—	—	18,681	9,062	27,743
Options purchased puts	151,363,730	—	—	—	151,363,730
Total Assets	151,363,730	—	18,681	9,062	151,391,473
Liabilities
Forward foreign currency exchange contracts	—	40,919	—	125,056	165,975
Total Liabilities	—	40,919	—	125,056	165,975
Total Financial and Derivative Net Assets	151,363,730	(40,919)	18,681	(115,994)	151,225,498
Total collateral received (pledged)(a)	—	—	—	—	—
Net Amount(b)	151,363,730	(40,919)	18,681	(115,994)	151,225,498

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Represents the net amount due from/(to) counterparties in the event of default.

26	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service

Semiannual Report 2015	27

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Fund does not pay the Investment Manager a direct fee for investment management services on the portion of assets held in Underlying Funds that pay an investment management fee to the Investment Manager. For the portion of assets the Fund holds in securities (other than Underlying Funds that pay an investment advisory fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay an investment advisory fee, derivatives and individual securities, the Investment Manager is paid a monthly fee that declines from 0.66% to 0.49% as assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.17% of the Fund’s average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The fee paid by the Fund with respect to investments in Underlying Funds that pay an investment management fee to the Investment Manager is 0.02% on all asset levels. The fee paid by the Fund with respect to assets invested in securities (other than Underlying Funds that pay an investment management fee to the Administrator or its affiliates), including other funds administered by the Administrator that do not pay an administrative fee, derivatives and individual securities declines from 0.06% to 0.03% as assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.03% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $8,431.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

28	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.00% on assets invested in Underlying Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund’s average daily net assets on assets invested in securities (other than Underlying Funds that pay a transfer agency fee to the Transfer Agent), including other funds that do not pay a transfer agency fee to the Transfer Agent, ETFs, derivatives and individual securities. The Transfer Agent also receives compensation from the Fund for various shareholder services.

For the six months ended June 30, 2015, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets of Class 2 was 0.02%.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses including indirect expenses of the Underlying Funds and after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class 2	1.10%	1.10%

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes

(including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $7,081,043,323 and $6,407,944,459, respectively, for the six months ended June 30, 2015, of which $3,741,535,874 and $3,748,704,988, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00%

Semiannual Report 2015	29

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

Semiannual Report 2015	31

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

32	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Managed Volatility Moderate Growth (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Semiannual Report 2015	33

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). With respect to the Funds that operate as funds-of-funds (the Funds-of-Funds), the Independent Trustees noted the information provided by Columbia Management demonstrating the rationale for according weight to the Funds-of-Funds’ direct expenses as opposed to their total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the underlying Funds in which the Funds-of-Funds invest). In this regard, they noted that the Funds-of-Funds’ direct expenses do not include advisory fees, except some of these Funds charge a fee on assets invested in direct investments (and not Funds) which, for the impacted Funds, has amounted to an immaterial level of advisory fees thus far. Further, they considered the information provided by Columbia Management demonstrating that the Funds-of-Funds’ direct and indirect total expense ratios generally approximate or are below the respective peer universe median ratios. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

34	Semiannual Report 2015

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Semiannual Report 2015	35

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

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36	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MANAGED VOLATILITY MODERATE GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	37

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6539 E (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Cash Management Fund (the Fund) Class 3 shares returned 0.00% for the six-month period that ended June 30, 2015.

■

The Fund’s annualized simple yield and annualized compound yield were both 0.01% for the seven-day period ended June 30, 2015. Generally, seven-day current yields more closely reflect the current earnings of the Fund than the total return. However, in this extremely low rate environment, that has not been the case. Current short-term yields may be higher or lower than the figures shown.

■	The Fund is intended to serve as a conservative, shorter term investment choice for individuals seeking current income.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	0.01	0.01	0.01	1.31
Class 2*	05/03/10	0.01	0.01	0.01	1.31
Class 3	10/13/81	0.00	0.01	0.01	1.32

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2015)
Asset-Backed Commercial Paper	15.1
Asset-Backed Securities — Non-Agency	2.2
Certificates of Deposit	8.0
Commercial Paper	30.6
Repurchase Agreements	6.5
U.S. Government & Agency Obligations	32.1
U.S. Treasury Obligations	5.5
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Leonard Aplet, CFA

John McColley

Semiannual Report 2015	3

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,000.10	1,024.25	0.55	0.55	0.11
Class 2	1,000.00	1,000.00	1,000.10	1,024.25	0.55	0.55	0.11
Class 3	1,000.00	1,000.00	1,000.00	1,024.25	0.55	0.55	0.11

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

From time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not limited the expenses of the Fund during the six months ended June 30, 2015, the annualized expense ratios would have been 0.45% for Class 1, 0.70% for Class 2 and 0.58% for Class 3. The actual expenses paid would have been $2.23 for Class 1, $3.47 for Class 2 and $2.88 for Class 3; the hypothetical expenses paid would have been $2.26 for Class 1, $3.51 for Class 2 and $2.91 for Class 3.

4	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Asset-Backed Commercial Paper 15.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Chariot Funding LLC(a)
08/13/15	0.170%	7,000,000	6,998,579

Jupiter Securitization Co. LLC(a)
07/06/15	0.080%	4,000,000	3,999,944
07/07/15	0.120%	4,000,000	3,999,907
10/09/15	0.220%	5,000,000	4,996,945

MetLife Short Term Funding LLC(a)
07/01/15	0.152%	5,000,000	5,000,000
09/01/15	0.160%	11,000,000	10,996,969

Old Line Funding LLC(a)
08/18/15	0.180%	6,000,000	5,998,560
08/20/15	0.180%	10,000,000	9,997,500

Regency Markets No. 1 LLC(a)
07/10/15	0.130%	11,000,000	10,999,615
07/20/15	0.160%	4,000,000	3,999,641

Thunder Bay Funding LLC(a)
07/21/15	0.190%	5,000,000	4,999,444
07/30/15	0.170%	8,000,000	7,998,904

Total Asset-Backed Commercial Paper
(Cost: $79,986,008)			79,986,008

Commercial Paper 30.6%
BANKING 10.6%
BNP Paribas Finance, Inc.
07/01/15	0.030%	15,300,000	15,300,000

HSBC USA, Inc.
09/21/15	0.240%	8,000,000	7,995,627

State Street Corp.
07/10/15	0.180%	5,000,000	4,999,750
09/16/15	0.200%	10,000,000	9,995,722

Toronto Dominion Holdings USA, Inc.(a)
08/07/15	0.180%	13,000,000	12,997,595

Westpac Banking Corp.(a)
09/08/15	0.200%	5,000,000	4,998,083

Total			56,286,777

INTEGRATED ENERGY 7.2%
Chevron Corp.(a)
09/01/15	0.100%	9,000,000	8,998,450
09/18/15	0.100%	5,000,000	4,998,903

Exxon Mobil Corp.
09/01/15	0.100%	6,000,000	5,998,966
09/22/15	0.120%	9,000,000	8,997,510

Shell International Finance BV(a)
07/13/15	0.120%	9,000,000	8,999,610

Total			37,993,439

LIFE INSURANCE 2.4%
New York Life Capital Corp.(a)
08/05/15	0.120%	3,000,000	2,999,650
09/10/15	0.120%	10,000,000	9,997,633

Total			12,997,283

Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
PHARMACEUTICALS 7.0%
Johnson & Johnson(a)
07/01/15	0.081%	11,000,000	11,000,000
08/03/15	0.050%	4,000,000	3,999,817

Novartis Finance Corp.(a)
07/06/15	0.070%	9,000,000	8,999,900
07/10/15	0.070%	6,000,000	5,999,880

Roche Holdings, Inc.(a)
09/01/15	0.090%	7,000,000	6,998,915

Total			36,998,512

RETAILERS 3.0%
Wal-Mart Stores, Inc.(a)
07/13/15	0.070%	5,000,000	4,999,883
07/29/15	0.100%	11,000,000	10,999,145

Total			15,999,028

TECHNOLOGY 0.4%
International Business Machines Co.(a)
07/29/15	0.090%	2,000,000	1,999,860

Total Commercial Paper
(Cost: $162,274,899)			162,274,899

Certificates of Deposit 8.0%
Australia & New Zealand Banking Group Ltd.
07/06/15	0.140%	16,000,000	16,000,000

Bank of Montreal Chicago Branch
09/11/15	0.190%	7,000,000	7,000,000

Canadian Imperial Bank of Commerce
07/01/15	0.120%	16,000,000	16,000,000

HSBC Bank USA NA
07/06/15	0.265%	3,500,000	3,500,032

Total Certificates of Deposit
(Cost: $42,500,032)			42,500,032

U.S. Government & Agency Obligations 32.2%
Federal Home Loan Banks Discount Notes
07/01/15	0.076%	8,000,000	8,000,000
07/06/15	0.070%	1,000,000	999,989
07/08/15	0.060%	15,000,000	14,999,792
07/09/15	0.070%	2,000,000	1,999,965
07/10/15	0.070%	6,101,000	6,100,886
07/15/15	0.070%	14,000,000	13,999,595
07/17/15	0.080%	11,000,000	10,999,602
07/22/15	0.070%	10,400,000	10,399,532
07/24/15	0.070%	5,000,000	4,999,760
07/29/15	0.070%	9,000,000	8,999,475
08/05/15	0.070%	24,000,000	23,998,240
08/12/15	0.090%	4,900,000	4,899,486
08/17/15	0.060%	12,000,000	11,999,060
08/26/15	0.060%	8,000,000	7,999,191
09/17/15	0.070%	7,000,000	6,998,938
09/18/15	0.080%	16,000,000	15,997,136
09/23/15	0.090%	8,000,000	7,998,413
09/25/15	0.080%	2,000,000	1,999,632

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	5

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Discount Notes
08/06/15	0.100%	3,000,000	2,999,700

Federal National Mortgage Association Discount Notes
07/01/15	0.050%	4,000,000	4,000,000

Total U.S. Government & Agency Obligations
(Cost: $170,388,392)			170,388,392

Repurchase Agreements 6.5%
Tri-Party Barclays Bank PLC dated 06/30/15, matures 07/01/15 repurchase price $10,200,028 (collateralized by U.S. Treasury Securities, total market value $10,200,000)
	0.100%	10,200,000	10,200,000

Tri-Party RBC Capital Markets LLC dated 06/30/15, matures 07/01/15 repurchase price $12,000,020 (collateralized by U.S. Treasury Securities, total market value $12,240,001)
	0.060%	12,000,000	12,000,000

Tri-Party TD Securities (USA) LLC dated 06/30/15, matures 07/01/15 repurchase price $12,000,027 (collateralized by U.S. Government Agencies and U.S. Treasury Securities, total market value $12,240,046)
	0.080%	12,000,000	12,000,000

Total Repurchase Agreements
(Cost: $34,200,000)			34,200,000

Asset-Backed Securities — Non-Agency 2.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ABS OTHER 0.8%
CIT Equipment Collateral Series 2014-VT1 Class A1(b)
12/21/15	0.300%	687,116	687,116

CNH Equipment Trust Series 2014-C Class A1
11/16/15	0.200%	166,662	166,662

Dell Equipment Finance Trust Series 2015-1 Class A1(b)
04/22/16	0.420%	1,477,429	1,477,429

GE Equipment Transportation LLC Series 2015-1 Class A1
03/23/16	0.250%	1,002,163	1,002,163

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GreatAmerica Leasing Receivables Series 2015-1 Class A1(b)
03/21/16	0.400%	914,804	914,804

Total			4,248,174

CAR LOAN 1.4%
ARI Fleet Lease Trust Series 2015-A Class A1(b)
04/15/16	0.400%	1,008,790	1,008,790

Ally Auto Receivables Trust Series 2014-3 Class A1
12/15/15	0.270%	513,926	513,926

Enterprise Fleet Financing LLC Series 2015-1 Class A1(b)
03/20/16	0.360%	1,378,122	1,378,122

Hyundai Auto Lease Securitization Trust Series 2015-A Class A1(b)
03/15/16	0.280%	1,307,492	1,307,492

Mercedes-Benz Auto Lease Trust Series 2015-A Class A1
01/15/16	0.240%	689,552	689,552

Nissan Auto Receivables Owner Trust
Series 2014-B Class A1
12/15/15	0.230%	537,181	537,181
Series 2015-A Class A1
04/15/16	0.350%	1,434,946	1,434,946

SMART ABS Trust Series 2015-1US Class A1
03/14/16	0.400%	696,492	696,492

Total			7,566,501

Total Asset-Backed Securities — Non-Agency
(Cost: $11,814,675)			11,814,675

U.S. Treasury Obligations 5.5%
U.S. Treasury(c)
01/31/16	0.060%	23,000,000	22,997,981
04/30/16	0.084%	6,000,000	6,000,051

Total U.S. Treasury Obligations
(Cost: $28,998,032)			28,998,032

Total Investments
(Cost: $530,162,038)			530,162,038

Other Assets & Liabilities, Net			(419,949)

Net Assets			529,742,089

Notes to Portfolio of Investments

(a)	Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $188,973,332 or 35.67% of net assets.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $6,773,753 or 1.28% of net assets.

(c)	Variable rate security.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Asset-Backed Commercial Paper	—	79,986,008	—	79,986,008

Commercial Paper	—	162,274,899	—	162,274,899

Certificates of Deposit	—	42,500,032	—	42,500,032

U.S. Government & Agency Obligations	—	170,388,392	—	170,388,392

Repurchase Agreements	—	34,200,000	—	34,200,000

Asset-Backed Securities — Non-Agency	—	11,814,675	—	11,814,675

U.S. Treasury Obligations	—	28,998,032	—	28,998,032

Total Investments	—	530,162,038	—	530,162,038

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $495,962,038)	$495,962,038

Repurchase agreements (identified cost $34,200,000)	34,200,000

Total investments (identified cost $530,162,038)	530,162,038

Cash	14,614

Receivable for:

Capital shares sold	180,729

Interest	13,121

Expense reimbursement due from Investment Manager	213,179

Trustees’ deferred compensation plan	38,403

Total assets	530,622,084

Liabilities

Payable for:

Capital shares purchased	472,693

Dividend distributions to shareholders	145

Investment management fees	153,461

Distribution and/or service fees	34,591

Transfer agent fees	27,901

Administration fees	27,768

Compensation of board members	59,627

Printing and postage fees	45,688

Other expenses	19,718

Trustees’ deferred compensation plan	38,403

Total liabilities	879,995

Net assets applicable to outstanding capital stock	$529,742,089

Represented by

Paid-in capital	$532,352,209

Excess of distributions over net investment income	(78,545)

Accumulated net realized loss	(2,531,575)

Total — representing net assets applicable to outstanding capital stock	$529,742,089

Class 1

Net assets	$237,149,773

Shares outstanding	237,125,330

Net asset value per share	$1.00

Class 2

Net assets	$21,327,173

Shares outstanding	21,328,245

Net asset value per share	$1.00

Class 3

Net assets	$271,265,143

Shares outstanding	271,233,238

Net asset value per share	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income

Income:

Interest	$278,895

Total income	278,895

Expenses:

Investment management fees	781,492

Distribution and/or service fees

Class 2	26,901

Class 3	177,382

Transfer agent fees

Class 1	50,490

Class 2	6,456

Class 3	85,140

Administration fees	141,883

Compensation of board members	9,321

Custodian fees	8,201

Printing and postage fees	66,117

Professional fees	15,406

Other	5,705

Total expenses	1,374,494

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,119,281)

Total net expenses	255,213

Net investment income	23,682

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	121

Net realized gain	121

Net realized and unrealized gain	121

Net increase in net assets resulting from operations	$23,803

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$23,682	$54,763

Net realized gain	121	110

Net increase in net assets resulting from operations	23,803	54,873

Distributions to shareholders

Net investment income

Class 1	(8,439)	(18,662)

Class 2	(1,076)	(2,233)

Class 3	(14,181)	(33,908)

Total distributions to shareholders	(23,696)	(54,803)

Increase (decrease) in net assets from capital stock activity	54,878,536	(228,141,111)

Total increase (decrease) in net assets	54,878,643	(228,141,041)

Net assets at beginning of period	474,863,446	703,004,487

Net assets at end of period	$529,742,089	$474,863,446

Excess of distributions over net investment income	$(78,545)	$(78,531)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	114,663,069	114,663,069	22,405,420	22,405,420

Distributions reinvested	8,415	8,415	18,705	18,705

Redemptions	(23,664,407)	(23,664,407)	(179,352,920)	(179,352,920)

Net increase (decrease)	91,007,077	91,007,077	(156,928,795)	(156,928,795)

Class 2 shares

Subscriptions	11,393,377	11,393,377	24,454,326	24,454,326

Distributions reinvested	1,076	1,076	2,233	2,233

Redemptions	(12,910,302)	(12,910,302)	(22,569,947)	(22,569,946)

Net increase (decrease)	(1,515,849)	(1,515,849)	1,886,612	1,886,613

Class 3 shares

Subscriptions	10,622,977	10,622,977	32,792,987	32,792,987

Distributions reinvested	14,190	14,190	33,928	33,928

Redemptions	(45,249,859)	(45,249,859)	(105,925,844)	(105,925,844)

Net decrease	(34,612,692)	(34,612,692)	(73,098,929)	(73,098,929)

Total net increase (decrease)	54,878,536	54,878,536	(228,141,112)	(228,141,111)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect fees and expenses imposed to the variable accounts or contracts, as applicable; such fees and expenses would reduce total returns for all periods shown. Total return is not annualized for periods of less than one year.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

Net realized and unrealized gain	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

Increase from payment by affiliate	—		—		—		—		—		0.00	(b)

Total from investment operations	0.00	(b)	0.00	(b)	0.000	(b)	0.00	(b)	0.00	(b)	0.00	(b)

Less distributions to shareholders:

Net investment income	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)

Total distributions to shareholders	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.01%		0.01%		0.01%		0.01%		0.01%		0.01	%(c)

Ratios to average net assets

Total gross expenses	0.49	%(d)	0.48%		0.48%		0.47%		0.47%		0.51	%(d)

Total net expenses(e)	0.11	%(d)	0.09%		0.10%		0.14%		0.15%		0.23	%(d)

Net investment income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.01	%(d)

Supplemental data

Net assets, end of period (in thousands)	$237,150		$146,143		$303,071		$324,195		$283,185		$212,830

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

Net realized and unrealized gain	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

Increase from payment by affiliate	—		—		—		—		—		0.00	(b)

Total from investment operations	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

Less distributions to shareholders:

Net investment income	0.00	(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)

Total distributions to shareholders	0.00	(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.01%		0.01%		0.01%		0.01%		0.01%		0.02%

Ratios to average net assets

Total gross expenses	0.74	%(c)	0.73%		0.73%		0.72%		0.71%		0.76	%(c)

Total net expenses(d)	0.11	%(c)	0.09%		0.10%		0.14%		0.15%		0.23	%(c)

Net investment income	0.01	%(c)	0.01%		0.01%		0.01%		0.01%		0.00	%(b)(c)

Supplemental data

Net assets, end of period (in thousands)	$21,327		$22,843		$20,957		$8,224		$9,774		$3,829

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)

Net realized and unrealized gain	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)

Increase from payment by affiliate	—		—		—		—		—		0.00	(a)

Total from investment operations	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)

Less distributions to shareholders:

Net investment income	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)

Total distributions to shareholders	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00	%(a)	0.01%		0.01%		0.01%		0.01%		0.01	%(b)

Ratios to average net assets

Total gross expenses	0.62	%(c)	0.60%		0.61%		0.60%		0.59%		0.62%

Total net expenses(d)	0.11	%(c)	0.09%		0.11%		0.14%		0.16%		0.22%

Net investment income	0.01	%(c)	0.01%		0.01%		0.01%		0.01%		0.01%

Supplemental data

Net assets, end of period (in thousands)	$271,265		$305,878		$378,976		$449,880		$579,896		$621,642

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.28%.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Cash Management Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees (the Board) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Repurchase Agreements

The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

16	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Offsetting of Assets and Liabilities

The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2015:

	Barclays ($)	RBC Capital Markets ($)	TD Securities (USA) ($)	Total ($)
Assets
Repurchase agreements	10,200,000	12,000,000	12,000,000	34,200,000
Total Financial and Derivative Net Assets	10,200,000	12,000,000	12,000,000	34,200,000
Total collateral received (pledged)(a)	10,200,000	12,000,000	12,000,000	34,200,000
Net Amount(b)	—	—	—	—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income, including amortization of premium and discount, is recognized daily.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund’s sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared daily and distributed quarterly. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

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COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market funds. The new rule amendments address potential systemic risks associated with money market funds and improve transparency for money market fund investors. The Fund will be required to comply with provisions of the money market fund reform, the majority of which will become effective in 2016. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.33% to 0.15% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.33% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015,

other expenses paid by the Fund to this company were $959.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

18	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class 1	0.450%	0.450%
Class 2	0.700	0.700
Class 3	0.575	0.575

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund for the purposes of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $530,162,000.

The following capital loss carryforwards, determined as of December 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	210,492
2017	2,314,650
2018	6,554
Total	2,531,696

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 92.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 6. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 7. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may

Semiannual Report 2015	19

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

20	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Cash Management Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

Semiannual Report 2015	21

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

22	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Cash Management Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Semiannual Report 2015	23

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s Lipper peer universe. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

24	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – CASH MANAGEMENT FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	25

Columbia Variable Portfolio – Cash Management Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6638 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Select International Equity Fund (the Fund) Class 3 shares returned 11.24% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its benchmark, the MSCI EAFE Index (Net), which returned 5.52% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	11.30	2.43	10.33	6.23
Class 2*	05/03/10	11.12	2.17	10.05	5.95
Class 3	01/13/92	11.24	2.33	10.20	6.17
MSCI EAFE Index (Net)		5.52	-4.22	9.54	5.12

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
UBS AG (Switzerland)	3.0
Airbus Group SE (France)	2.7
Wolseley PLC (United Kingdom)	2.7
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.6
Continental AG (Germany)	2.6
Hays PLC (United Kingdom)	2.6
Novo Nordisk A/S, Class B (Denmark)	2.5
Anheuser-Busch InBev NV (Belgium)	2.5
Roche Holding AG, Genusschein Shares (Switzerland)	2.5
CSL Ltd. (Australia)	2.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2015)
Australia	3.8
Belgium	2.4
Canada	1.5
China	2.1
Denmark	2.5
France	6.7
Germany	10.0
Hong Kong	3.3
Indonesia	1.2
Ireland	2.1
Japan	32.2
Netherlands	4.4
Spain	2.2
Switzerland	6.5
United Kingdom	17.6
United States(a)	1.5
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Threadneedle International Limited

Simon Haines, CFA

William Davies

David Dudding, CFA

Semiannual Report 2015	3

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	14.3
Consumer Staples	8.3
Financials	26.9
Health Care	12.1
Industrials	19.4
Information Technology	10.3
Materials	6.6
Telecommunication Services	2.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,113.00	1,020.18	4.87	4.66	0.93
Class 2	1,000.00	1,000.00	1,111.20	1,018.94	6.18	5.91	1.18
Class 3	1,000.00	1,000.00	1,112.40	1,019.59	5.50	5.26	1.05

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015	5

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.5%
Issuer	Shares	Value ($)
AUSTRALIA 3.8%
Ansell Ltd.	270,031	5,009,369

CSL Ltd.	134,071	8,938,030

Total		13,947,399

BELGIUM 2.4%
Anheuser-Busch InBev NV	74,837	8,968,940

CANADA 1.5%
Methanex Corp.	100,700	5,621,140

CHINA 2.1%
Ping An Insurance Group Co. of China Ltd., Class H	264,000	3,562,819

Tencent Holdings Ltd.	214,300	4,285,257

Total		7,848,076

DENMARK 2.5%
Novo Nordisk A/S, Class B	169,051	9,210,537

FRANCE 6.7%
Airbus Group SE	151,220	9,811,796

L’Oreal SA	44,110	7,868,162

Schneider Electric SE	104,171	7,192,240

Total		24,872,198

GERMANY 9.1%
Allianz SE, Registered Shares	23,464	3,654,389

Bayer AG, Registered Shares	47,748	6,683,257

Brenntag AG	112,932	6,475,150

Continental AG	39,542	9,356,698

Linde AG	38,788	7,346,949

Total		33,516,443

HONG KONG 3.3%
AIA Group Ltd.	1,292,200	8,449,254

Hong Kong Exchanges and Clearing Ltd.	107,700	3,794,763

Total		12,244,017

INDONESIA 1.2%
PT Bank Rakyat Indonesia Persero Tbk	5,583,300	4,321,295

IRELAND 2.1%
Bank of Ireland(a)	19,503,626	7,871,187

Common Stocks (continued)
Issuer	Shares	Value ($)
JAPAN 32.1%
Capcom Co., Ltd.	300,100	5,809,639

Daikin Industries Ltd.	95,600	6,872,529

Dentsu, Inc.	156,400	8,090,974

Ebara Corp.	1,343,000	6,498,922

Hitachi High-Technologies Corp.	188,900	5,310,318

Japan Exchange Group, Inc.	263,000	8,526,222

Mazda Motor Corp.	436,200	8,535,912

Mitsubishi Estate Co., Ltd.	409,000	8,809,080

Mitsubishi UFJ Financial Group, Inc.	1,319,200	9,490,940

Nomura Holdings, Inc.	1,139,700	7,695,081

OSG Corp.	315,500	6,763,013

Rakuten, Inc.	116,400	1,879,177

Recruit Holdings Co., Ltd.	108,671	3,313,842

SCSK Corp.	151,000	4,604,656

Sekisui Chemical Co., Ltd.	474,000	5,818,841

Shimadzu Corp.	136,000	1,845,814

Tadano Ltd.	296,000	4,421,015

Taiheiyo Cement Corp.	2,328,000	6,807,967

Yaskawa Electric Corp.	591,900	7,570,671

Total		118,664,613

NETHERLANDS 4.4%
ASML Holding NV	77,906	8,051,317

ING Groep NV-CVA	484,723	8,003,223

Total		16,054,540

SPAIN 2.2%
Inditex SA	248,189	8,066,996

SWITZERLAND 6.5%
Roche Holding AG, Genusschein Shares	31,940	8,950,511

Syngenta AG, Registered Shares	10,280	4,178,191

UBS AG	508,136	10,777,407

Total		23,906,109

UNITED KINGDOM 17.6%
3i Group PLC	881,841	7,156,586

AstraZeneca PLC	82,058	5,172,024

BT Group PLC	1,070,170	7,570,133

Diageo PLC	198,845	5,751,932

GKN PLC	1,323,940	6,958,405

Hays PLC	3,615,602	9,282,777

Legal & General Group PLC	1,423,552	5,567,285

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Rolls-Royce Holdings PLC(a)(b)	49,001,730	76,994

Unilever PLC	180,655	7,749,218

Wolseley PLC	153,422	9,794,443

Total		65,079,797

Total Common Stocks (Cost: $317,399,067)		360,193,287

Preferred Stocks 0.9%
GERMANY 0.9%
Volkswagen AG	15,018	3,482,505

Total Preferred Stocks (Cost: $3,939,457)		3,482,505

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(c)(d)	5,394,461	5,394,461

Total Money Market Funds
(Cost: $5,394,461)		5,394,461

Total Investments
(Cost: $326,732,985)		369,070,253

Other Assets & Liabilities, Net		553,004

Net Assets		369,623,257

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2015, the value of these securities amounted to $76,994, which represents 0.02% of net assets.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,800,872	58,254,236	(54,660,647)	5,394,461	2,114	5,394,461

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Australia	—	13,947,399	—	13,947,399

Belgium	—	8,968,940	—	8,968,940

Canada	5,621,140	—	—	5,621,140

China	—	7,848,076	—	7,848,076

Denmark	—	9,210,537	—	9,210,537

France	—	24,872,198	—	24,872,198

Germany	—	33,516,443	—	33,516,443

Hong Kong	—	12,244,017	—	12,244,017

Indonesia	—	4,321,295	—	4,321,295

Ireland	—	7,871,187	—	7,871,187

Japan	—	118,664,613	—	118,664,613

Netherlands	—	16,054,540	—	16,054,540

Spain	—	8,066,996	—	8,066,996

Switzerland	—	23,906,109	—	23,906,109

United Kingdom	—	65,002,803	76,994	65,079,797

Total Common Stocks	5,621,140	354,495,153	76,994	360,193,287

Preferred Stocks

Germany	—	3,482,505	—	3,482,505

Money Market Funds	5,394,461	—	—	5,394,461

Total Investments	11,015,601	357,977,658	76,994	369,070,253

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain preferred stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $321,338,524)	$363,675,792

Affiliated issuers (identified cost $5,394,461)	5,394,461

Total investments (identified cost $326,732,985)	369,070,253

Foreign currency (identified cost $2,079,190)	2,096,331

Receivable for:

Investments sold	3,373,942

Capital shares sold	7,855

Dividends	313,584

Foreign tax reclaims	413,044

Expense reimbursement due from Investment Manager	23,060

Trustees’ deferred compensation plan	11,599

Total assets	375,309,668

Liabilities

Due to custodian	2,769

Payable for:

Investments purchased	4,763,398

Capital shares purchased	450,703

Investment management fees	262,521

Distribution and/or service fees	41,220

Transfer agent fees	19,900

Administration fees	26,534

Compensation of board members	40,099

Other expenses	67,668

Trustees’ deferred compensation plan	11,599

Total liabilities	5,686,411

Net assets applicable to outstanding capital stock	$369,623,257

Represented by

Paid-in capital	$404,467,991

Excess of distributions over net investment income	(384,122)

Accumulated net realized loss	(76,759,908)

Unrealized appreciation (depreciation) on:

Investments	42,337,268

Foreign currency translations	(37,972)

Total — representing net assets applicable to outstanding capital stock	$369,623,257

Class 1

Net assets	$13,522,363

Shares outstanding	937,274

Net asset value per share	$14.43

Class 2

Net assets	$11,883,027

Shares outstanding	826,180

Net asset value per share	$14.38

Class 3

Net assets	$344,217,867

Shares outstanding	23,878,871

Net asset value per share	$14.42

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$4,439,589

Dividends — affiliated issuers	2,114

Foreign taxes withheld	(477,348)

Total income	3,964,355

Expenses:

Investment management fees	1,437,658

Distribution and/or service fees

Class 2	11,799

Class 3	212,412

Transfer agent fees

Class 1	4,115

Class 2	2,832

Class 3	101,954

Administration fees	145,205

Compensation of board members	7,964

Custodian fees	19,383

Printing and postage fees	70,046

Professional fees	17,283

Other	4,904

Total expenses	2,035,555

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(123,110)

Total net expenses	1,912,445

Net investment income	2,051,910

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	14,985,498

Foreign currency translations	(137,873)

Net realized gain	14,847,625

Net change in unrealized appreciation (depreciation) on:

Investments	21,239,748

Foreign currency translations	28,512

Net change in unrealized appreciation	21,268,260

Net realized and unrealized gain	36,115,885

Net increase in net assets resulting from operations	$38,167,795

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$2,051,910	$5,404,113

Net realized gain	14,847,625	25,855,017

Net change in unrealized appreciation (depreciation)	21,268,260	(66,174,058)

Net increase (decrease) in net assets resulting from operations	38,167,795	(34,914,928)

Distributions to shareholders

Net investment income

Class 1	(100,064)	(279,722)

Class 2	(65,467)	(131,217)

Class 3	(2,308,102)	(6,469,706)

Total distributions to shareholders	(2,473,633)	(6,880,645)

Decrease in net assets from capital stock activity	(12,791,138)	(40,712,792)

Total increase (decrease) in net assets	22,903,024	(82,508,365)

Net assets at beginning of period	346,720,233	429,228,598

Net assets at end of period	$369,623,257	$346,720,233

Undistributed (excess of distributions over) net investment income	$(384,122)	$37,601

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	1,439	19,556	22,707	310,722

Distributions reinvested	6,989	100,064	20,115	279,722

Redemptions	(102,693)	(1,444,196)	(168,195)	(2,310,573)

Net decrease	(94,265)	(1,324,576)	(125,373)	(1,720,129)

Class 2 shares

Subscriptions	248,121	3,577,406	171,121	2,353,629

Distributions reinvested	4,579	65,467	9,453	131,217

Redemptions	(25,412)	(354,630)	(107,625)	(1,449,624)

Net increase	227,288	3,288,243	72,949	1,035,222

Class 3 shares

Subscriptions	30,516	442,496	19,949	277,798

Distributions reinvested	161,286	2,308,101	465,365	6,469,706

Redemptions	(1,254,232)	(17,505,402)	(3,417,751)	(46,775,389)

Net decrease	(1,062,430)	(14,754,805)	(2,932,437)	(40,027,885)

Total net decrease	(929,407)	(12,791,138)	(2,984,861)	(40,712,792)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$13.06		$14.53	$12.09	$10.44	$12.09	$10.67

Income from investment operations:

Net investment income	0.09		0.21	0.16	0.21	0.18	0.03

Net realized and unrealized gain (loss)	1.38		(1.43)	2.51	1.63	(1.66)	1.49

Total from investment operations	1.47		(1.22)	2.67	1.84	(1.48)	1.52

Less distributions to shareholders:

Net investment income	(0.10)		(0.25)	(0.23)	(0.19)	(0.17)	(0.10)

Total distributions to shareholders	(0.10)		(0.25)	(0.23)	(0.19)	(0.17)	(0.10)

Net asset value, end of period	$14.43		$13.06	$14.53	$12.09	$10.44	$12.09

Total return	11.30%		(8.47%)	22.35%	17.85%	(12.37%)	14.47%

Ratios to average net assets(b)

Total gross expenses	1.00	%(c)	0.98%	1.00%	0.99%	1.01%	1.11	%(c)

Total net expenses(d)	0.93	%(c)	0.98%	1.00%	0.99%	1.01%	1.11	%(c)

Net investment income	1.24	%(c)	1.51%	1.24%	1.89%	1.56%	0.47	%(c)

Supplemental data

Net assets, end of period (in thousands)	$13,522		$13,471	$16,809	$16,421	$15,957	$6

Portfolio turnover	36%		53%	88%	66%	64%	76%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$13.02		$14.50	$12.07	$10.43	$12.07	$10.67

Income from investment operations:

Net investment income (loss)	0.07		0.17	0.11	0.19	0.15	(0.09)

Net realized and unrealized gain (loss)	1.38		(1.42)	2.52	1.62	(1.64)	1.59

Total from investment operations	1.45		(1.25)	2.63	1.81	(1.49)	1.50

Less distributions to shareholders:

Net investment income	(0.09)		(0.23)	(0.20)	(0.17)	(0.15)	(0.10)

Total distributions to shareholders	(0.09)		(0.23)	(0.20)	(0.17)	(0.15)	(0.10)

Net asset value, end of period	$14.38		$13.02	$14.50	$12.07	$10.43	$12.07

Total return	11.12%		(8.72%)	22.09%	17.49%	(12.51%)	14.24%

Ratios to average net assets(b)

Total gross expenses	1.25	%(c)	1.24%	1.26%	1.24%	1.27%	1.41	%(c)

Total net expenses(d)	1.18	%(c)	1.23%	1.25%	1.24%	1.27%	1.41	%(c)

Net investment income (loss)	1.06	%(c)	1.23%	0.84%	1.66%	1.29%	(1.15	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$11,883		$7,797	$7,624	$3,620	$2,529	$534

Portfolio turnover	36%		53%	88%	66%	64%	76%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$13.05		$14.52	$12.09	$10.44	$12.08	$10.77

Income from investment operations:

Net investment income	0.08		0.19	0.15	0.20	0.16	0.08

Net realized and unrealized gain (loss)	1.39		(1.42)	2.50	1.63	(1.64)	1.38

Total from investment operations	1.47		(1.23)	2.65	1.83	(1.48)	1.46

Less distributions to shareholders:

Net investment income	(0.10)		(0.24)	(0.22)	(0.18)	(0.16)	(0.15)

Total distributions to shareholders	(0.10)		(0.24)	(0.22)	(0.18)	(0.16)	(0.15)

Net asset value, end of period	$14.42		$13.05	$14.52	$12.09	$10.44	$12.08

Total return	11.24%		(8.56%)	22.16%	17.70%	(12.42%)	13.89%

Ratios to average net assets(a)

Total gross expenses	1.12	%(b)	1.11%	1.13%	1.12%	1.17%	1.13%

Total net expenses(c)	1.05	%(b)	1.10%	1.13%	1.12%	1.17%	1.13%

Net investment income	1.13	%(b)	1.39%	1.10%	1.76%	1.33%	0.78%

Supplemental data

Net assets, end of period (in thousands)	$344,218		$325,451	$404,795	$375,844	$385,473	$527,737

Portfolio turnover	36%		53%	88%	66%	64%	76%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Select International Equity Fund (formerly known as Columbia Variable Portfolio — International Opportunity Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective May 1, 2015, Columbia Variable Portfolio — International Opportunity Fund was renamed Columbia Variable Portfolio — Select International Equity Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management

Semiannual Report 2015	17

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year

18	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.80% to 0.57% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.79% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund

Semiannual Report 2015	19

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $879.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the

Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class 1	0.930%	0.930%
Class 2	1.180	1.180
Class 3	1.055	1.055

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $326,733,000

20	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$50,414,000
Unrealized depreciation	(8,077,000)
Net unrealized appreciation	$42,337,000

The following capital loss carryforwards, determined as of December 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	90,841,066

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $128,562,333 and $143,072,682, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 96.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Significant Risks

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values

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COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the

Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

22	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Select International Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements) for a two-month period (Short-Term Period) in order to align the Advisory Agreements with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management. The Board took into account the information it received and reviewed concerning Columbia Management’s ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto as well as the contemplated enhancements to the team and its resources. The Board also noted the information it received concerning Columbia Management’s ability to retain its key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Semiannual Report 2015	23

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement for the Short-Term Period. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement for the Short-Term Period. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager’s recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser the Board concluded that the services being performed under the Subadvisory Agreement were acceptable for purposes of renewal for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. Additionally, the Board reviewed the performance of the Subadviser and Columbia Management’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser. The Board observed that for purposes of approving the Advisory Agreements for the Short-Term Period, the Fund’s performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. For purposes of approving the Advisory Agreements for the Short-Term Period, the Board concluded that the investment management service and subadvisory fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

24	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the Advisory Agreements for the Short-Term Period, fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the Advisory Agreements for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements for the Short-Term Period.

Semiannual Report 2015	25

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select International Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, detailed information regarding the process employed by Columbia Management for selecting and overseeing affiliated and unaffiliated subadvisers. The Board took into account the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad

26	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to provide quality services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to strategy) had been taken to help improve the Fund’s performance.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by

Semiannual Report 2015	27

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

28	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	29

Columbia Variable Portfolio – Select International Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6494 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Large Cap Growth Fund (the Fund) Class 3 shares returned 8.57% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its benchmark, the Russell 1000 Growth Index, which returned 3.96% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	8.61	16.80	18.95	7.27
Class 2*	05/03/10	8.46	16.53	18.64	7.05
Class 3	09/15/99	8.57	16.70	18.82	7.22
Russell 1000 Growth Index		3.96	10.56	18.59	9.10

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Apple, Inc.	6.0
Lowe’s Companies, Inc.	2.5
Amazon.com, Inc.	2.4
Facebook, Inc., Class A	2.4
Visa, Inc., Class A	2.4
Comcast Corp., Class A	2.2
Electronic Arts, Inc.	2.1
Allergan PLC	2.1
Bristol-Myers Squibb Co.	2.0
CVS Health Corp.	2.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	98.4
Money Market Funds	1.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	20.9
Consumer Staples	7.4
Energy	1.7
Financials	5.8
Health Care	21.3
Industrials	9.7
Information Technology	30.9
Materials	1.5
Telecommunication Services	0.8
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

John Wilson, CFA

Peter Deininger, CFA, CAIA

Tchintcia Barros, CFA

Semiannual Report 2015	3

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,086.10	1,020.88	4.09	3.96	0.79
Class 2	1,000.00	1,000.00	1,084.60	1,019.64	5.38	5.21	1.04
Class 3	1,000.00	1,000.00	1,085.70	1,020.28	4.71	4.56	0.91

Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.4%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 20.4%
Auto Components 1.9%

Delphi Automotive PLC	221,520	18,849,137

Visteon Corp.(a)	100,240	10,523,195

Total		29,372,332

Hotels, Restaurants & Leisure 1.3%

Starwood Hotels & Resorts Worldwide, Inc.	247,710	20,086,804

Household Durables 0.9%

Jarden Corp.(a)	286,440	14,823,270

Internet & Catalog Retail 4.7%

Amazon.com, Inc.(a)	83,801	36,377,176

Ctrip.com International Ltd., ADR(a)	86,210	6,260,570

Expedia, Inc.	113,010	12,357,644

Priceline Group, Inc. (The)(a)	16,032	18,458,764

Total		73,454,154

Media 5.1%

Comcast Corp., Class A	543,070	32,660,230

DISH Network Corp., Class A(a)	303,359	20,540,438

Time Warner, Inc.	287,360	25,118,137

Total		78,318,805

Multiline Retail 0.9%

Hudson’s Bay Co.	597,784	13,281,430

Specialty Retail 2.4%

Lowe’s Companies, Inc.	551,853	36,957,595

Textiles, Apparel & Luxury Goods 3.2%

Hanesbrands, Inc.	742,712	24,747,164

lululemon athletica, Inc.(a)	171,700	11,212,010

VF Corp.	187,272	13,060,349

Total		49,019,523

Total Consumer Discretionary		315,313,913

CONSUMER STAPLES 7.1%
Beverages 1.1%

Coca-Cola Enterprises, Inc.	407,197	17,688,638

Food & Staples Retailing 2.9%

CVS Health Corp.	287,505	30,153,525

Kroger Co. (The)	209,114	15,162,856

Total		45,316,381

Food Products 1.5%

Mead Johnson Nutrition Co.	152,990	13,802,758

WhiteWave Foods Co. (The), Class A(a)	185,997	9,091,533

Total		22,894,291

Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.6%

Philip Morris International, Inc.	309,590	24,819,830

Total Consumer Staples		110,719,140

ENERGY 1.7%
Oil, Gas & Consumable Fuels 1.7%

Anadarko Petroleum Corp.	175,970	13,736,218

Kinder Morgan, Inc.	310,853	11,933,647

Total		25,669,865

Total Energy		25,669,865

FINANCIALS 5.7%
Banks 1.3%

Fifth Third Bancorp	396,402	8,253,089

Wells Fargo & Co.	223,828	12,588,087

Total		20,841,176

Capital Markets 3.4%

BlackRock, Inc.	32,176	11,132,252

Goldman Sachs Group, Inc. (The)	59,100	12,339,489

Invesco Ltd.	444,950	16,681,176

TD Ameritrade Holding Corp.	323,860	11,924,525

Total		52,077,442

Real Estate Investment Trusts (REITs) 1.0%

Simon Property Group, Inc.	86,550	14,974,881

Total Financials		87,893,499

HEALTH CARE 20.7%
Biotechnology 10.2%

Alexion Pharmaceuticals, Inc.(a)	139,060	25,137,876

Alkermes PLC(a)	270,190	17,384,025

Biogen, Inc.(a)	54,370	21,962,218

BioMarin Pharmaceutical, Inc.(a)	85,630	11,712,471

Bluebird Bio, Inc.(a)	21,420	3,606,485

Celgene Corp.(a)	205,710	23,807,847

Dyax Corp.(a)	191,987	5,087,656

Incyte Corp.(a)	129,470	13,492,069

Intercept Pharmaceuticals, Inc.(a)	23,392	5,646,361

Novavax, Inc.(a)	559,340	6,231,048

Receptos, Inc.(a)	26,240	4,986,912

Vertex Pharmaceuticals, Inc.(a)	150,705	18,609,053

Total		157,664,021

Health Care Equipment & Supplies 2.2%

Medtronic PLC	317,799	23,548,906

Zimmer Biomet Holdings, Inc.	102,419	11,187,227

Total		34,736,133

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	5

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 4.4%

Express Scripts Holding Co.(a)	246,650	21,937,051

Laboratory Corp. of America Holdings(a)	142,350	17,255,667

McKesson Corp.	126,236	28,379,115

Total		67,571,833

Pharmaceuticals 3.9%

Allergan PLC(a)	101,895	30,921,057

Bristol-Myers Squibb Co.	455,758	30,326,137

Total		61,247,194

Total Health Care		321,219,181

INDUSTRIALS 9.4%
Aerospace & Defense 2.7%

Honeywell International, Inc.	259,427	26,453,771

Northrop Grumman Corp.	99,660	15,809,066

Total		42,262,837

Air Freight & Logistics 1.5%

FedEx Corp.	133,730	22,787,592

Construction & Engineering 0.5%

Quanta Services, Inc.(a)	266,020	7,666,696

Industrial Conglomerates 1.3%

Carlisle Companies, Inc.	206,850	20,709,822

Machinery 3.4%

Ingersoll-Rand PLC	346,580	23,366,424

Pall Corp.	31,309	3,896,405

Snap-On, Inc.	156,625	24,942,531

Total		52,205,360

Total Industrials		145,632,307

INFORMATION TECHNOLOGY 30.1%
Communications Equipment 1.3%

Palo Alto Networks, Inc.(a)	117,780	20,576,166

Internet Software & Services 7.4%

Alibaba Group Holding Ltd., ADR(a)	104,450	8,593,101

Facebook, Inc., Class A(a)	423,018	36,280,139

Google, Inc., Class A(a)	52,838	28,534,634

Google, Inc., Class C(a)	53,836	28,022,176

LinkedIn Corp., Class A(a)	61,860	12,782,132

Total		114,212,182

IT Services 2.3%

Visa, Inc., Class A	533,660	35,835,269

Semiconductors & Semiconductor Equipment 5.7%

Avago Technologies Ltd.	90,960	12,091,313

Broadcom Corp., Class A	324,730	16,720,348

Common Stocks (continued)
Issuer	Shares	Value ($)
NXP Semiconductors NV(a)	124,566	12,232,381

Qorvo, Inc.(a)	186,520	14,971,960

Skyworks Solutions, Inc.	169,790	17,675,139

SunEdison, Inc.(a)	478,420	14,309,542

Total		88,000,683

Software 7.5%

Electronic Arts, Inc.(a)	471,580	31,360,070

Microsoft Corp.	446,766	19,724,719

Red Hat, Inc.(a)	384,720	29,211,790

salesforce.com, inc.(a)	307,773	21,430,234

ServiceNow, Inc.(a)	196,205	14,579,993

Total		116,306,806

Technology Hardware, Storage & Peripherals 5.9%

Apple, Inc.	723,715	90,771,954

Total Information Technology		465,703,060

MATERIALS 1.5%
Chemicals 1.5%

Eastman Chemical Co.	277,180	22,678,868

Total Materials		22,678,868

TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.8%

Verizon Communications, Inc.	269,903	12,580,179

Total Telecommunication Services		12,580,179

Total Common Stocks
(Cost: $1,274,065,858)		1,507,410,012

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	23,772,819	23,772,819

Total Money Market Funds
(Cost: $23,772,819)		23,772,819

Total Investments
(Cost: $1,297,838,677)		1,531,182,831

Other Assets & Liabilities, Net		16,745,350

Net Assets		1,547,928,181

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	22,772,953	148,634,194	(147,634,328)	23,772,819	22,681	23,772,819

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	315,313,913	—	—	315,313,913

Consumer Staples	110,719,140	—	—	110,719,140

Energy	25,669,865	—	—	25,669,865

Financials	87,893,499	—	—	87,893,499

Health Care	321,219,181	—	—	321,219,181

Industrials	145,632,307	—	—	145,632,307

Information Technology	465,703,060	—	—	465,703,060

Materials	22,678,868	—	—	22,678,868

Telecommunication Services	12,580,179	—	—	12,580,179

Total Common Stocks	1,507,410,012	—	—	1,507,410,012

Money Market Funds	23,772,819	—	—	23,772,819

Total Investments	1,531,182,831	—	—	1,531,182,831

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,274,065,858)	$1,507,410,012

Affiliated issuers (identified cost $23,772,819)	23,772,819

Total investments (identified cost $1,297,838,677)	1,531,182,831

Cash	6,882

Receivable for:

Investments sold	19,037,855

Capital shares sold	344

Dividends	1,023,512

Foreign tax reclaims	46,647

Trustees’ deferred compensation plan	20,879

Total assets	1,551,318,950

Liabilities

Payable for:

Capital shares purchased	2,189,864

Investment management fees	908,882

Distribution and/or service fees	32,557

Transfer agent fees	82,519

Administration fees	75,342

Compensation of board members	39,919

Other expenses	40,807

Trustees’ deferred compensation plan	20,879

Total liabilities	3,390,769

Net assets applicable to outstanding capital stock	$1,547,928,181

Represented by

Trust capital	$1,547,928,181

Total — representing net assets applicable to outstanding capital stock	$1,547,928,181

Class 1

Net assets	$1,277,571,792

Shares outstanding	99,357,622

Net asset value per share	$12.86

Class 2

Net assets	$24,810,758

Shares outstanding	1,955,137

Net asset value per share	$12.69

Class 3

Net assets	$245,545,631

Shares outstanding	19,201,441

Net asset value per share	$12.79

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$7,320,484

Dividends — affiliated issuers	22,681

Foreign taxes withheld	(82,554)

Total income	7,260,611

Expenses:

Investment management fees	4,554,912

Distribution and/or service fees

Class 2	27,020

Class 3	147,878

Transfer agent fees

Class 1	331,369

Class 2	6,485

Class 3	70,979

Administration fees	377,888

Compensation of board members	13,274

Custodian fees	9,114

Printing and postage fees	43,214

Professional fees	15,712

Other	10,366

Total expenses	5,608,211

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(49,667)

Total net expenses	5,558,544

Net investment income	1,702,067

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	70,901,934

Foreign currency translations	2,265

Net realized gain	70,904,199

Net change in unrealized appreciation (depreciation) on:

Investments	34,615,475

Foreign currency translations	(304)

Net change in unrealized appreciation	34,615,171

Net realized and unrealized gain	105,519,370

Net increase in net assets resulting from operations	$107,221,437

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$1,702,067	$7,306,304

Net realized gain	70,904,199	205,124,311

Net change in unrealized appreciation (depreciation)	34,615,171	(45,470,193)

Net increase in net assets resulting from operations	107,221,437	166,960,422

Increase (decrease) in net assets from capital stock activity	191,205,257	(322,885,856)

Total increase (decrease) in net assets	298,426,694	(155,925,434)

Net assets at beginning of period	1,249,501,487	1,405,426,921

Net assets at end of period	$1,547,928,181	$1,249,501,487

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	22,728,468	290,658,469	10,609,005	113,377,442

Redemptions	(8,128,145)	(103,100,085)	(38,309,309)	(411,956,230)

Net increase (decrease)	14,600,323	187,558,384	(27,700,304)	(298,578,788)

Class 2 shares

Subscriptions	463,667	5,794,014	434,555	4,648,251

Redemptions	(114,013)	(1,407,167)	(210,891)	(2,264,767)

Net increase	349,654	4,386,847	223,664	2,383,484

Class 3 shares

Subscriptions	461,027	5,899,646	155,807	1,703,556

Redemptions	(541,321)	(6,639,620)	(2,640,638)	(28,394,108)

Net decrease	(80,294)	(739,974)	(2,484,831)	(26,690,552)

Total net increase (decrease)	14,869,683	191,205,257	(29,961,471)	(322,885,856)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.84		$10.37	$7.95	$6.61	$6.82	$6.34

Income from investment operations:

Net investment income	0.02		0.06	0.05	0.05	0.03	0.02

Net realized and unrealized gain (loss)	1.00		1.41	2.37	1.29	(0.24)	0.46

Total from investment operations	1.02		1.47	2.42	1.34	(0.21)	0.48

Net asset value, end of period	$12.86		$11.84	$10.37	$7.95	$6.61	$6.82

Total return	8.61%		14.18%	30.44%	20.27%	(3.08%)	7.57%

Ratios to average net assets(b)

Total gross expenses	0.80	%(c)	0.80%	0.81%	0.88%	0.89%	0.83	%(c)

Total net expenses(d)	0.79	%(c)	0.79%	0.79%	0.78%	0.77%	0.83	%(c)

Net investment income	0.28	%(c)	0.59%	0.55%	0.64%	0.51%	0.60	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,277,572		$1,003,539	$1,166,312	$46,512	$44,092	$5

Portfolio turnover	29%		71%	93%	102%	104%	152%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.70		$10.27	$7.90	$6.58	$6.81	$6.34

Income from investment operations:

Net investment income	0.00	(b)	0.04	0.03	0.03	0.02	0.02

Net realized and unrealized gain (loss)	0.99		1.39	2.34	1.29	(0.25)	0.45

Total from investment operations	0.99		1.43	2.37	1.32	(0.23)	0.47

Net asset value, end of period	$12.69		$11.70	$10.27	$7.90	$6.58	$6.81

Total return	8.46%		13.92%	30.00%	20.06%	(3.38%)	7.41%

Ratios to average net assets(c)

Total gross expenses	1.05	%(d)	1.05%	1.06%	1.13%	1.15%	1.09	%(d)

Total net expenses(e)	1.04	%(d)	1.04%	1.04%	1.03%	1.02%	1.09	%(d)

Net investment income	0.02	%(d)	0.36%	0.28%	0.43%	0.26%	0.50	%(d)

Supplemental data

Net assets, end of period (in thousands)	$24,811		$18,783	$14,196	$9,741	$7,907	$320

Portfolio turnover	29%		71%	93%	102%	104%	152%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$11.78		$10.33	$7.93	$6.60	$6.82	$5.82

Income from investment operations:

Net investment income	0.01		0.05	0.04	0.04	0.01	0.02

Net realized and unrealized gain (loss)	1.00		1.40	2.36	1.29	(0.23)	0.98

Total from investment operations	1.01		1.45	2.40	1.33	(0.22)	1.00

Net asset value, end of period	$12.79		$11.78	$10.33	$7.93	$6.60	$6.82

Total return	8.57%		14.04%	30.26%	20.15%	(3.23%)	17.16%

Ratios to average net assets(a)

Total gross expenses	0.92	%(b)	0.93%	0.94%	1.00%	0.99%	0.93%

Total net expenses(c)	0.91	%(b)	0.91%	0.92%	0.91%	0.92%	0.93%

Net investment income	0.14	%(b)	0.47%	0.40%	0.52%	0.21%	0.34%

Supplemental data

Net assets, end of period (in thousands)	$245,546		$227,180	$224,919	$194,870	$188,852	$233,165

Portfolio turnover	29%		71%	93%	102%	104%	152%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Large Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of

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COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

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COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.71% to 0.54% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.67% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $1,599.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations.

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COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class 1	0.790%	0.790%
Class 2	1.040	1.040
Class 3	0.915	0.915

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $557,820,207 and $385,038,039, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 96.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which

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COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 8. Significant Risks

Consumer Discretionary Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

Health Care Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

Technology and Technology-related Investment Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the technology and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse

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COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015	21

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Large Cap Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

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COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015	23

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Large Cap Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

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COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015	25

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

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26	Semiannual Report 2015

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28	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	29

Columbia Variable Portfolio – Large Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6465 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Select Large-Cap Value Fund (the Fund) Class 3 shares returned 0.67% for the six-month period that ended June 30, 2015.

■

The Fund outperformed the Russell 1000 Value Index, which returned -0.61%, and underperformed the broad U.S. equity market, represented by the S&P 500 Index, which returned 1.23% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	0.78	4.79	17.55	7.46
Class 2*	05/03/10	0.62	4.55	17.27	7.25
Class 3	02/04/04	0.67	4.64	17.38	7.38
Russell 1000 Value Index		-0.61	4.13	16.50	7.05
S&P 500 Index		1.23	7.42	17.34	7.89

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Tyson Foods, Inc., Class A	4.8
Humana, Inc.	4.1
Citigroup, Inc.	3.8
Verizon Communications, Inc.	3.8
JPMorgan Chase & Co.	3.7
Morgan Stanley	3.7
AES Corp. (The)	3.4
Lowe’s Companies, Inc.	3.3
Bank of America Corp.	3.2
Bristol-Myers Squibb Co.	3.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	97.9
Money Market Funds	2.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	5.6
Consumer Staples	10.8
Energy	13.9
Financials	26.2
Health Care	11.1
Industrials	10.5
Information Technology	10.7
Materials	4.0
Telecommunication Services	3.8
Utilities	3.4
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Richard Rosen

Kari Montanus

Semiannual Report 2015	3

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,007.80	1,021.03	3.78	3.81	0.76
Class 2	1,000.00	1,000.00	1,006.20	1,019.79	5.02	5.06	1.01
Class 3	1,000.00	1,000.00	1,006.70	1,020.43	4.38	4.41	0.88

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.9%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 5.5%
Multiline Retail 2.2%

Nordstrom, Inc.	275,000	20,487,500

Specialty Retail 3.3%

Lowe’s Companies, Inc.	450,000	30,136,500

Total Consumer Discretionary		50,624,000

CONSUMER STAPLES 10.6%
Food & Staples Retailing 1.3%

Costco Wholesale Corp.	85,000	11,480,100

Food Products 4.7%

Tyson Foods, Inc., Class A	1,025,000	43,695,750

Tobacco 4.6%

Altria Group, Inc.	500,000	24,455,000

Philip Morris International, Inc.	230,000	18,439,100

Total		42,894,100

Total Consumer Staples		98,069,950

ENERGY 13.6%
Oil, Gas & Consumable Fuels 13.6%

Anadarko Petroleum Corp.	265,000	20,685,900

Chevron Corp.	105,000	10,129,350

ConocoPhillips	205,000	12,589,050

Marathon Oil Corp.	450,000	11,943,000

Marathon Petroleum Corp.	480,000	25,108,800

Valero Energy Corp.	400,000	25,040,000

Williams Companies, Inc. (The)	365,000	20,947,350

Total		126,443,450

Total Energy		126,443,450

FINANCIALS 25.6%
Banks 13.6%

Bank of America Corp.	1,725,000	29,359,500

Citigroup, Inc.	630,000	34,801,200

JPMorgan Chase & Co.	500,000	33,880,000

Wells Fargo & Co.	500,000	28,120,000

Total		126,160,700

Capital Markets 3.6%

Morgan Stanley	860,000	33,359,400

Insurance 8.4%

MetLife, Inc.	450,000	25,195,500

Prudential Financial, Inc.	300,000	26,256,000

Unum Group	750,000	26,812,500

Total		78,264,000

Total Financials		237,784,100

Common Stocks (continued)
Issuer	Shares	Value ($)
HEALTH CARE 10.9%
Health Care Equipment & Supplies 1.5%

Baxter International, Inc.	195,000	13,636,350

Health Care Providers & Services 6.3%

Express Scripts Holding Co.(a)	240,000	21,345,600

Humana, Inc.	195,000	37,299,600

Total		58,645,200

Pharmaceuticals 3.1%

Bristol-Myers Squibb Co.	435,000	28,944,900

Total Health Care		101,226,450

INDUSTRIALS 10.3%
Aerospace & Defense 6.8%

General Dynamics Corp.	145,000	20,545,050

Honeywell International, Inc.	230,000	23,453,100

United Technologies Corp.	170,000	18,858,100

Total		62,856,250

Road & Rail 3.5%

CSX Corp.	575,000	18,773,750

Union Pacific Corp.	150,000	14,305,500

Total		33,079,250

Total Industrials		95,935,500

INFORMATION TECHNOLOGY 10.5%
Communications Equipment 2.4%

Juniper Networks, Inc.	850,000	22,074,500

Electronic Equipment, Instruments & Components 2.4%

Corning, Inc.	1,150,000	22,689,500

IT Services 2.6%

Teradata Corp.(a)	640,000	23,680,000

Semiconductors & Semiconductor Equipment 3.1%

Applied Materials, Inc.	1,500,000	28,830,000

Total Information Technology		97,274,000

MATERIALS 3.9%
Chemicals 2.3%

El du Pont de Nemours & Co.	350,000	21,525,000

Metals & Mining 1.6%

Freeport-McMoRan, Inc.	800,000	14,896,000

Total Materials		36,421,000

TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 3.7%

Verizon Communications, Inc.	740,000	34,491,400

Total Telecommunication Services		34,491,400

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	5

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
UTILITIES 3.3%
Independent Power and Renewable Electricity Producers 3.3%

AES Corp. (The)	2,320,000	30,763,200

Total Utilities		30,763,200

Total Common Stocks
(Cost: $647,211,333)		909,033,050

Money Market Funds 2.1%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.118%(b)(c)	19,941,819	19,941,819

Total Money Market Funds
(Cost: $19,941,819)		19,941,819

Total Investments
(Cost: $667,153,152)		928,974,869

Other Assets & Liabilities, Net		(401,432)

Net Assets		928,573,437

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	53,067,031	31,991,872	(65,117,084)	19,941,819	20,990	19,941,819

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	50,624,000	—	—	50,624,000

Consumer Staples	98,069,950	—	—	98,069,950

Energy	126,443,450	—	—	126,443,450

Financials	237,784,100	—	—	237,784,100

Health Care	101,226,450	—	—	101,226,450

Industrials	95,935,500	—	—	95,935,500

Information Technology	97,274,000	—	—	97,274,000

Materials	36,421,000	—	—	36,421,000

Telecommunication Services	34,491,400	—	—	34,491,400

Utilities	30,763,200	—	—	30,763,200

Total Common Stocks	909,033,050	—	—	909,033,050

Money Market Funds	19,941,819	—	—	19,941,819

Total Investments	928,974,869	—	—	928,974,869

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $647,211,333)	$909,033,050

Affiliated issuers (identified cost $19,941,819)	19,941,819

Total investments (identified cost $667,153,152)	928,974,869

Receivable for:

Investments sold	1,508,764

Capital shares sold	567

Dividends	750,295

Expense reimbursement due from Investment Manager	48,427

Total assets	931,282,922

Liabilities

Payable for:

Capital shares purchased	1,976,816

Investment management fees	571,734

Distribution and/or service fees	9,552

Transfer agent fees	49,982

Administration fees	48,008

Compensation of board members	28,616

Other expenses	24,777

Total liabilities	2,709,485

Net assets applicable to outstanding capital stock	$928,573,437

Represented by

Trust capital	$928,573,437

Total — representing net assets applicable to outstanding capital stock	$928,573,437

Class 1

Net assets	$855,954,787

Shares outstanding	47,143,922

Net asset value per share	$18.16

Class 2

Net assets	$12,001,065

Shares outstanding	669,056

Net asset value per share	$17.94

Class 3

Net assets	$60,617,585

Shares outstanding	3,361,830

Net asset value per share	$18.03

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$11,491,915

Dividends — affiliated issuers	20,990

Total income	11,512,905

Expenses:

Investment management fees	3,549,417

Distribution and/or service fees

Class 2	14,489

Class 3	41,148

Transfer agent fees

Class 1	291,165

Class 2	3,477

Class 3	19,750

Administration fees	298,855

Compensation of board members	11,644

Custodian fees	4,802

Printing and postage fees	16,438

Professional fees	16,188

Other	8,711

Total expenses	4,276,084

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(238,060)

Total net expenses	4,038,024

Net investment income	7,474,881

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	63,637,498

Net realized gain	63,637,498

Net change in unrealized appreciation (depreciation) on:

Investments	(60,332,385)

Net change in unrealized depreciation	(60,332,385)

Net realized and unrealized gain	3,305,113

Net increase in net assets resulting from operations	$10,779,994

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$7,474,881	$11,811,611

Net realized gain	63,637,498	18,802,524

Net change in unrealized appreciation (depreciation)	(60,332,385)	73,359,597

Net increase in net assets resulting from operations	10,779,994	103,973,732

Increase (decrease) in net assets from capital stock activity	(163,351,938)	172,875,507

Total increase (decrease) in net assets	(152,571,944)	276,849,239

Net assets at beginning of period	1,081,145,381	804,296,142

Net assets at end of period	$928,573,437	$1,081,145,381

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	6,798,506	124,288,676	10,750,947	180,864,961

Redemptions	(15,159,005)	(278,905,697)	(930,229)	(15,011,303)

Net increase (decrease)	(8,360,499)	(154,617,021)	9,820,718	165,853,658

Class 2 shares

Subscriptions	106,152	1,894,063	308,929	5,205,234

Redemptions	(54,393)	(973,978)	(33,149)	(559,998)

Net increase	51,759	920,085	275,780	4,645,236

Class 3 shares

Subscriptions	75,063	1,319,426	481,749	8,096,464

Redemptions	(606,000)	(10,974,428)	(340,062)	(5,719,851)

Net increase (decrease)	(530,937)	(9,655,002)	141,687	2,376,613

Total net increase (decrease)	(8,839,677)	(163,351,938)	10,238,185	172,875,507

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$18.02		$16.17	$11.71	$9.88		$10.04	$9.55

Income from investment operations:

Net investment income	0.13		0.21	0.19	0.21		0.12	0.07

Net realized and unrealized gain (loss)	0.01		1.64	4.27	1.62		(0.28)	0.42

Total from investment operations	0.14		1.85	4.46	1.83		(0.16)	0.49

Net asset value, end of period	$18.16		$18.02	$16.17	$11.71		$9.88	$10.04

Total return	0.78%		11.44%	38.09%	18.52%		(1.59%)	5.13%

Ratios to average net assets(b)

Total gross expenses	0.81	%(c)	0.81%	0.83%	0.84	%(d)	0.98%	0.94	%(c)

Total net expenses(e)	0.76	%(c)	0.76%	0.77%	0.80	%(d)	0.84%	0.94	%(c)

Net investment income	1.44	%(c)	1.26%	1.34%	1.91%		1.21%	1.17	%(c)

Supplemental data

Net assets, end of period (in thousands)	$855,955		$1,000,413	$738,487	$569,837		$2,932	$5

Portfolio turnover	5%		7%	15%	17%		25%	4%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$17.83		$16.03	$11.64	$9.85		$10.03	$9.55

Income from investment operations:

Net investment income	0.11		0.17	0.15	0.16		0.11	0.05

Net realized and unrealized gain (loss)	0.00	(b)	1.63	4.24	1.63		(0.29)	0.43

Total from investment operations	0.11		1.80	4.39	1.79		(0.18)	0.48

Net asset value, end of period	$17.94		$17.83	$16.03	$11.64		$9.85	$10.03

Total return	0.62%		11.23%	37.72%	18.17%		(1.79%)	5.03%

Ratios to average net assets(c)

Total gross expenses	1.06	%(d)	1.07%	1.08%	1.15	%(e)	1.27%	1.26	%(d)

Total net expenses(f)	1.01	%(d)	1.01%	1.01%	1.06	%(e)	1.10%	1.22	%(d)

Net investment income	1.20	%(d)	1.02%	1.09%	1.45%		1.08%	0.77	%(d)

Supplemental data

Net assets, end of period (in thousands)	$12,001		$11,006	$5,475	$1,643		$757	$199

Portfolio turnover	5%		7%	15%	17%		25%	4%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014	2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$17.91		$16.08	$11.67	$9.85		$10.02	$8.31

Income from investment operations:

Net investment income	0.12		0.19	0.17	0.16		0.11	0.08

Net realized and unrealized gain (loss)	0.00	(a)	1.64	4.24	1.66		(0.28)	1.63

Total from investment operations	0.12		1.83	4.41	1.82		(0.17)	1.71

Net asset value, end of period	$18.03		$17.91	$16.08	$11.67		$9.85	$10.02

Total return	0.67%		11.38%	37.79%	18.48%		(1.70%)	20.52%

Ratios to average net assets(b)

Total gross expenses	0.93	%(c)	0.94%	0.96%	1.04	%(d)	1.10%	1.11%

Total net expenses(e)	0.88	%(c)	0.88%	0.89%	0.93	%(d)	0.99%	1.08%

Net investment income	1.33	%(c)	1.13%	1.21%	1.47%		1.05%	0.89%

Supplemental data

Net assets, end of period (in thousands)	$60,618		$69,726	$60,335	$30,991		$29,825	$29,721

Portfolio turnover	5%		7%	15%	17%		25%	4%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Select Large-Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

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COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

16	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.71% to 0.54% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.68% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $1,427.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class 1	0.770%	0.760%
Class 2	1.020	1.010
Class 3	0.895	0.885

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and

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COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $55,511,581 and $177,672,624, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 99.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 8. Significant Risks

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of

18	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Select Large-Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

20	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015	21

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Select Large-Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

22	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015	23

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

[THIS PAGE INTENTIONALLY LEFT BLANK]

24	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	25

Columbia Variable Portfolio – Select Large-Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6473 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

(formerly Columbia Variable Portfolio – Mid Cap Value Opportunity Fund)

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Mid Cap Value Fund (the Fund) Class 3 shares returned -0.22% for the six-month period ended June 30, 2015.

■	The Fund underperformed its benchmark, the Russell Midcap Value Index, which returned 0.41% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-0.27	2.05	17.06	8.47
Class 2*	05/03/10	-0.27	1.96	16.82	8.30
Class 3	05/02/05	-0.22	2.06	16.94	8.41
Russell Midcap Value Index		0.41	3.67	17.73	8.89

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Fifth Third Bancorp	2.4
M&T Bank Corp.	2.3
Lincoln National Corp.	2.1
Teleflex, Inc.	2.0
Voya Financial, Inc.	1.8
Raymond James Financial, Inc.	1.8
Edison International	1.8
Noble Energy, Inc.	1.7
East West Bancorp, Inc.	1.7
Zimmer Biomet Holdings, Inc.	1.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	98.1
Money Market Funds	1.9
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	11.2
Consumer Staples	3.1
Energy	7.4
Financials	35.5
Health Care	7.4
Industrials	8.3
Information Technology	9.7
Materials	7.4
Telecommunication Services	1.0
Utilities	9.0
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

David Hoffman

Diane Sobin, CFA

Jonas Patrikson, CFA

Semiannual Report 2015	3

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	997.30	1,020.33	4.46	4.51	0.90
Class 2	1,000.00	1,000.00	997.30	1,019.09	5.70	5.76	1.15
Class 3	1,000.00	1,000.00	997.80	1,019.69	5.10	5.16	1.03

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.5%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 11.0%
Auto Components 1.0%

Gentex Corp.	86,025	1,412,531

Automobiles 0.7%

Harley-Davidson, Inc.	18,750	1,056,563

Diversified Consumer Services 1.1%

Houghton Mifflin Harcourt Co.(a)	62,291	1,569,733

Hotels, Restaurants & Leisure 1.3%

Royal Caribbean Cruises Ltd.	22,760	1,790,984

Household Durables 3.0%

D.R. Horton, Inc.	73,650	2,015,063

Mohawk Industries, Inc.(a)	6,425	1,226,532

Whirlpool Corp.	5,900	1,020,995

Total		4,262,590

Media 1.6%

Cinemark Holdings, Inc.	2,297	92,270

DISH Network Corp., Class A(a)	10,250	694,028

Sinclair Broadcast Group, Inc., Class A	50,750	1,416,432

Total		2,202,730

Specialty Retail 2.3%

Best Buy Co., Inc.	41,250	1,345,163

Cabela’s, Inc.(a)	16,300	814,674

Signet Jewelers Ltd.	9,050	1,160,572

Total		3,320,409

Total Consumer Discretionary		15,615,540

CONSUMER STAPLES 3.1%
Food Products 2.8%

Hershey Co. (The)	12,275	1,090,388

JM Smucker Co. (The)	15,682	1,700,086

Tyson Foods, Inc., Class A	28,266	1,204,979

Total		3,995,453

Personal Products 0.3%

Coty, Inc. Class A	11,775	376,447

Total Consumer Staples		4,371,900

ENERGY 7.2%
Energy Equipment & Services 3.7%

Cameron International Corp.(a)	34,775	1,821,167

Oceaneering International, Inc.	17,575	818,819

Patterson-UTI Energy, Inc.	34,059	640,820

Superior Energy Services, Inc.	43,725	919,974

Weatherford International PLC(a)	84,725	1,039,576

Total		5,240,356

Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.5%

Cabot Oil & Gas Corp.	39,125	1,234,003

Cimarex Energy Co.	12,550	1,384,390

Noble Energy, Inc.	55,563	2,371,429

Total		4,989,822

Total Energy		10,230,178

FINANCIALS 34.5%
Banks 7.6%

Cullen/Frost Bankers, Inc.	25,650	2,015,577

East West Bancorp, Inc.	51,150	2,292,543

Fifth Third Bancorp	160,210	3,335,572

M&T Bank Corp.	25,666	3,206,454

Total		10,850,146

Capital Markets 4.1%

E*TRADE Financial Corp.(a)	68,275	2,044,836

Raymond James Financial, Inc.	41,325	2,462,143

TD Ameritrade Holding Corp.	38,325	1,411,127

Total		5,918,106

Consumer Finance 1.5%

Synchrony Financial(a)	64,054	2,109,298

Diversified Financial Services 1.7%

Voya Financial, Inc.	53,325	2,478,013

Insurance 6.8%

Aon PLC	20,275	2,021,012

Genworth Financial, Inc., Class A(a)	86,550	655,184

Hartford Financial Services Group, Inc. (The)	53,827	2,237,588

Lincoln National Corp.	48,527	2,873,769

Principal Financial Group, Inc.	37,377	1,917,066

Total		9,704,619

Real Estate Investment Trusts (REITs) 10.2%

Camden Property Trust	14,825	1,101,201

Colony Capital, Inc.	32,950	746,317

Extra Space Storage, Inc.	18,841	1,228,810

Host Hotels & Resorts, Inc.	106,025	2,102,476

Outfront Media, Inc.	53,301	1,345,317

Rayonier, Inc.	44,443	1,135,519

SL Green Realty Corp.	18,275	2,008,240

Taubman Centers, Inc.	23,700	1,647,150

UDR, Inc.	58,550	1,875,356

Weyerhaeuser Co.	42,762	1,347,003

Total		14,537,389

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	5

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 1.2%

CBRE Group, Inc., Class A(a)	44,425	1,643,725

Thrifts & Mortgage Finance 1.4%

Radian Group, Inc.	107,622	2,018,989

Total Financials		49,260,285

HEALTH CARE 7.2%
Health Care Equipment & Supplies 3.5%

Teleflex, Inc.	20,036	2,713,876

Zimmer Biomet Holdings, Inc.	20,694	2,260,406

Total		4,974,282

Health Care Providers & Services 3.1%

Community Health Systems, Inc.(a)	23,887	1,504,164

LifePoint Health, Inc.(a)	21,700	1,886,815

WellCare Health Plans, Inc.(a)	12,175	1,032,805

Total		4,423,784

Life Sciences Tools & Services 0.6%

PAREXEL International Corp.(a)	14,025	901,948

Total Health Care		10,300,014

INDUSTRIALS 8.1%
Aerospace & Defense 1.2%

Textron, Inc.	37,575	1,676,972

Airlines 0.8%

United Continental Holdings, Inc.(a)	19,963	1,058,239

Building Products 0.8%

USG Corp.(a)	39,575	1,099,789

Commercial Services & Supplies 1.1%

Republic Services, Inc.	41,425	1,622,617

Industrial Conglomerates 1.5%

Carlisle Companies, Inc.	21,475	2,150,077

Road & Rail 0.8%

Ryder System, Inc.	12,950	1,131,442

Trading Companies & Distributors 1.9%

AerCap Holdings NV(a)	32,625	1,493,899

WESCO International, Inc.(a)	18,175	1,247,532

Total		2,741,431

Total Industrials		11,480,567

INFORMATION TECHNOLOGY 9.5%
Communications Equipment 1.1%

F5 Networks, Inc.(a)	4,950	595,732

Harris Corp.	11,925	917,152

Total		1,512,884

Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.6%

Arrow Electronics, Inc.(a)	19,350	1,079,730

FLIR Systems, Inc.	40,000	1,232,800

Total		2,312,530

Semiconductors & Semiconductor Equipment 3.1%

Applied Materials, Inc.	56,425	1,084,489

Broadcom Corp., Class A	43,625	2,246,251

Micron Technology, Inc.(a)	17,175	323,577

Skyworks Solutions, Inc.	8,050	838,005

Total		4,492,322

Software 3.2%

Activision Blizzard, Inc.	63,200	1,530,072

Autodesk, Inc.(a)	12,428	622,332

Electronic Arts, Inc.(a)	19,475	1,295,088

PTC, Inc.(a)	25,500	1,046,010

Total		4,493,502

Technology Hardware, Storage & Peripherals 0.5%

Seagate Technology PLC	14,575	692,312

Total Information Technology		13,503,550

MATERIALS 7.2%
Chemicals 2.9%

Ashland, Inc.	9,750	1,188,525

International Flavors & Fragrances, Inc.	9,700	1,060,113

PPG Industries, Inc.	16,030	1,838,962

Total		4,087,600

Construction Materials 0.4%

Summit Materials, Inc., Class A(a)	23,486	598,893

Containers & Packaging 2.5%

Bemis Co., Inc.	25,175	1,133,127

Packaging Corp. of America	16,525	1,032,647

Sealed Air Corp.	27,686	1,422,507

Total		3,588,281

Metals & Mining 1.4%

Steel Dynamics, Inc.	97,725	2,024,373

Total Materials		10,299,147

TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%

SBA Communications Corp., Class A(a)	12,325	1,417,005

Total Telecommunication Services		1,417,005

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
UTILITIES 8.7%
Electric Utilities 5.6%

Edison International	44,250	2,459,415

Great Plains Energy, Inc.	88,850	2,146,616

Portland General Electric Co.	55,075	1,826,287

PPL Corp.	55,900	1,647,373

Total		8,079,691

Independent Power and Renewable Electricity Producers 2.1%

AES Corp. (The)	120,075	1,592,195

NRG Energy, Inc.	60,875	1,392,820

Total		2,985,015

Multi-Utilities 1.0%

CMS Energy Corp.	43,450	1,383,448

Total Utilities		12,448,154

Total Common Stocks
(Cost: $125,080,483)		138,926,340

Money Market Funds 1.9%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.118%(b)(c)	2,760,039	2,760,039

Total Money Market Funds
(Cost: $2,760,039)		2,760,039

Total Investments
(Cost: $127,840,522)		141,686,379

Other Assets & Liabilities, Net		906,666

Net Assets		142,593,045

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,751,405	54,941,234	(58,932,600)	2,760,039	6,106	2,760,039

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	15,615,540	—	—	15,615,540

Consumer Staples	4,371,900	—	—	4,371,900

Energy	10,230,178	—	—	10,230,178

Financials	49,260,285	—	—	49,260,285

Health Care	10,300,014	—	—	10,300,014

Industrials	11,480,567	—	—	11,480,567

Information Technology	13,503,550	—	—	13,503,550

Materials	10,299,147	—	—	10,299,147

Telecommunication Services	1,417,005	—	—	1,417,005

Utilities	12,448,154	—	—	12,448,154

Total Common Stocks	138,926,340	—	—	138,926,340

Money Market Funds	2,760,039	—	—	2,760,039

Total Investments	141,686,379	—	—	141,686,379

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $125,080,483)	$138,926,340

Affiliated issuers (identified cost $2,760,039)	2,760,039

Total investments (identified cost $127,840,522)	141,686,379

Receivable for:

Investments sold	2,111,975

Capital shares sold	49,567

Dividends	207,317

Expense reimbursement due from Investment Manager	9,469

Trustees’ deferred compensation plan	12,765

Total assets	144,077,472

Liabilities

Payable for:

Investments purchased	1,138,456

Capital shares purchased	129,359

Investment management fees	97,646

Distribution and/or service fees	16,531

Transfer agent fees	7,709

Administration fees	7,709

Compensation of board members	43,198

Other expenses	31,054

Trustees’ deferred compensation plan	12,765

Total liabilities	1,484,427

Net assets applicable to outstanding capital stock	$142,593,045

Represented by

Trust capital	$142,593,045

Total — representing net assets applicable to outstanding capital stock	$142,593,045

Class 1

Net assets	$13,222,784

Shares outstanding	718,617

Net asset value per share	$18.40

Class 2

Net assets	$17,419,001

Shares outstanding	956,564

Net asset value per share	$18.21

Class 3

Net assets	$111,951,260

Shares outstanding	6,116,912

Net asset value per share	$18.30

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$3,039,147

Dividends — affiliated issuers	6,106

Total income	3,045,253

Expenses:

Investment management fees	1,510,263

Distribution and/or service fees

Class 2	20,713

Class 3	73,683

Transfer agent fees

Class 1	78,915

Class 2	4,971

Class 3	35,367

Administration fees	119,219

Compensation of board members	9,096

Custodian fees	9,019

Printing and postage fees	26,927

Professional fees	13,766

Line of credit interest expense	152

Other	6,288

Total expenses	1,908,379

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(22,198)

Total net expenses	1,886,181

Net investment income	1,159,072

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	72,327,517

Options purchased	(152,606)

Options contracts written	112,083

Net realized gain	72,286,994

Net change in unrealized appreciation (depreciation) on:

Investments	(69,539,577)

Options purchased	122,578

Options contracts written	77,086

Net change in unrealized depreciation	(69,339,913)

Net realized and unrealized gain	2,947,081

Net increase in net assets resulting from operations	$4,106,153

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$1,159,072	$3,477,151

Net realized gain	72,286,994	128,177,364

Net change in unrealized depreciation	(69,339,913)	(60,929,919)

Net increase in net assets resulting from operations	4,106,153	70,724,596

Decrease in net assets from capital stock activity	(376,889,768)	(220,393,081)

Total decrease in net assets	(372,783,615)	(149,668,485)

Net assets at beginning of period	515,376,660	665,045,145

Net assets at end of period	$142,593,045	$515,376,660

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	58,496	1,092,587	4,780,347	80,942,952

Redemptions	(19,836,723)	(370,359,843)	(16,918,131)	(294,185,574)

Net decrease	(19,778,227)	(369,267,256)	(12,137,784)	(213,242,622)

Class 2 shares

Subscriptions	173,877	3,172,028	348,498	6,062,639

Redemptions	(28,052)	(516,551)	(69,094)	(1,192,320)

Net increase	145,825	2,655,477	279,404	4,870,319

Class 3 shares

Subscriptions	20,110	366,889	144,651	2,571,351

Redemptions	(573,059)	(10,644,878)	(841,138)	(14,592,129)

Net decrease	(552,949)	(10,277,989)	(696,487)	(12,020,778)

Total net decrease	(20,185,351)	(376,889,768)	(12,554,867)	(220,393,081)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$18.45		$16.42	$11.91		$10.04	$10.96	$9.92

Income from investment operations:

Net investment income	0.05		0.10	0.10		0.12	0.08	0.06

Net realized and unrealized gain (loss)	(0.10)		1.93	4.41		1.75	(1.00)	0.98

Total from investment operations	(0.05)		2.03	4.51		1.87	(0.92)	1.04

Net asset value, end of period	$18.40		$18.45	$16.42		$11.91	$10.04	$10.96

Total return	(0.27%)		12.36%	37.87%		18.63%	(8.39%)	10.48%

Ratios to average net assets(b)

Total gross expenses	0.90	%(c)(d)	0.89%	0.88	%(d)	0.88%	0.87%	0.85	%(c)

Total net expenses(e)	0.90	%(c)(d)	0.88%	0.87	%(d)	0.88%	0.87%	0.85	%(c)

Net investment income	0.55	%(c)	0.60%	0.68%		1.08%	0.77%	0.94	%(c)

Supplemental data

Net assets, end of period (in thousands)	$13,223		$378,231	$535,980		$839,959	$856,802	$720,087

Portfolio turnover	22%		46%	58%		53%	59%	80%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$18.26		$16.29	$11.84		$10.01	$10.95	$9.92

Income from investment operations:

Net investment income	0.05		0.09	0.07		0.10	0.06	0.07

Net realized and unrealized gain (loss)	(0.10)		1.88	4.38		1.73	(1.00)	0.96

Total from investment operations	(0.05)		1.97	4.45		1.83	(0.94)	1.03

Net asset value, end of period	$18.21		$18.26	$16.29		$11.84	$10.01	$10.95

Total return	(0.27%)		12.09%	37.58%		18.28%	(8.58%)	10.38%

Ratios to average net assets(b)

Total gross expenses	1.19	%(c)(d)	1.15%	1.14	%(d)	1.13%	1.13%	1.12	%(c)

Total net expenses(e)	1.15	%(c)(d)	1.14%	1.12	%(d)	1.13%	1.13%	1.12	%(c)

Net investment income	0.57	%(c)	0.50%	0.51%		0.91%	0.62%	1.02	%(c)

Supplemental data

Net assets, end of period (in thousands)	$17,419		$14,802	$8,656		$1,906	$1,078	$321

Portfolio turnover	22%		46%	58%		53%	59%	80%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014	2013		2012	2011	2010
Per share data
Net asset value, beginning of period	$18.34		$16.35	$11.87		$10.02	$10.95	$8.94

Income from investment operations:

Net investment income	0.06		0.09	0.08		0.11	0.06	0.06

Net realized and unrealized gain (loss)	(0.10)		1.90	4.40		1.74	(0.99)	1.95

Total from investment operations	(0.04)		1.99	4.48		1.85	(0.93)	2.01

Net asset value, end of period	$18.30		$18.34	$16.35		$11.87	$10.02	$10.95

Total return	(0.22%)		12.17%	37.74%		18.46%	(8.49%)	22.51%

Ratios to average net assets(a)

Total gross expenses	1.06	%(b)(c)	1.02%	1.01	%(c)	1.00%	1.00%	1.00%

Total net expenses(d)	1.03	%(b)(c)	1.01%	1.00	%(c)	1.00%	1.00%	1.00%

Net investment income	0.66	%(b)	0.54%	0.59%		0.97%	0.57%	0.65%

Supplemental data

Net assets, end of period (in thousands)	$111,951		$122,343	$120,409		$93,055	$99,525	$137,110

Portfolio turnover	22%		46%	58%		53%	59%	80%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Mid Cap Value Fund (formerly Columbia Variable Portfolio — Mid Cap Value Opportunity Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective May 1, 2015, Columbia Variable Portfolio — Mid Cap Value Opportunity Fund was renamed Columbia Variable Portfolio — Mid Cap Value Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

16	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Semiannual Report 2015	17

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

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COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Contracts and premiums associated with options contracts written for the six months ended June 30, 2015 are as follows:

Calls
	Contracts	Premiums ($)
Balance at December 31, 2014	1,583	112,083
Opened	—	—
Closed	—	—
Expired	(1,583)	(112,083)
Exercised	—	—
Balance at June 30, 2015	—	—

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

At June 30, 2015, the Fund had no outstanding derivatives.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Options Contracts Written and Purchased ($)
Equity risk	(40,523)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Options Contracts Written and Purchased ($)
Equity risk	199,664

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Semiannual Report 2015	19

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to, and Services Provided by, Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.76% to 0.62% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.76% of the Fund’s average daily net assets.

Participating Affiliates

The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. Such coordination may include functional leadership of the business (the “Global” business). From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Funds. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.

These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of

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COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $969.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer

Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 Through June 30, 2015	Voluntary Expense Cap Prior to May 1, 2015
Class 1	0.930%	0.890%	0.940%
Class 2	1.180	1.140	1.190
Class 3	1.055	1.015	1.065

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Semiannual Report 2015	21

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $83,255,931 and $453,672,002, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 90.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

For the six months ended June 30, 2015, the average daily loan balance outstanding on days when borrowing existed was $2,300,000 at a weighted average interest rate of 1.19%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations.

Note 8. Significant Risks

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution

22	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015	23

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Mid Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

24	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015	25

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Mid Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

26	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015	27

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

[THIS PAGE INTENTIONALLY LEFT BLANK]

28	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	29

Columbia Variable Portfolio – Mid Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6479 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — High Yield Bond Fund (the Fund) Class 3 shares returned 2.74% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its benchmark, the Bank of America Merrill Lynch (BofAML) US Cash Pay High Yield Constrained Index, which returned 2.49% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	2.73	1.61	8.99	7.78
Class 2*	05/03/10	2.61	1.36	8.69	7.54
Class 3	05/01/96	2.74	1.35	8.83	7.69
BofAML US Cash Pay High Yield Constrained Index		2.49	-0.52	8.35	7.68

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The BofAML US Cash Pay High Yield Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2015)
Corporate Bonds & Notes	96.3
Limited Partnerships	0.0	(a)
Money Market Funds	2.5
Senior Loans	1.2
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Quality Breakdown (%) (at June 30, 2015)
BBB rating	1.5
BB rating	40.0
B rating	42.6
CCC rating	13.7
C rating	0.6
Not rated	1.6
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Jennifer Ponce de Leon

Brian Lavin, CFA

Semiannual Report 2015	3

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,027.30	1,021.22	3.62	3.61	0.72
Class 2	1,000.00	1,000.00	1,026.10	1,019.98	4.87	4.86	0.97
Class 3	1,000.00	1,000.00	1,027.40	1,020.58	4.27	4.26	0.85

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 94.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.8%
Bombardier, Inc.(a)
03/15/20	7.750%	702,000	705,861
03/15/25	7.500%	1,157,000	1,049,978

TransDigm, Inc.
07/15/21	7.500%	805,000	865,375
07/15/22	6.000%	266,000	262,675
07/15/24	6.500%	372,000	367,350

TransDigm, Inc.(a)
05/15/25	6.500%	1,025,000	1,014,750

Total			4,265,989

AUTOMOTIVE 1.4%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	1,047,000	1,099,350

Gates Global LLC/Co.(a)
07/15/22	6.000%	1,029,000	931,245

Schaeffler Finance BV(a)
05/15/21	4.250%	691,000	673,725
05/15/21	4.750%	1,052,000	1,057,260

Schaeffler Holding Finance BV PIK(a)
11/15/19	6.250%	1,014,000	1,068,503

ZF North America Capital, Inc.(a)
04/29/22	4.500%	875,000	857,106
04/29/25	4.750%	1,687,000	1,633,235

Total			7,320,424

BANKING 2.1%
Ally Financial, Inc.
02/13/22	4.125%	2,238,000	2,148,480
05/19/22	4.625%	2,458,000	2,427,275
09/30/24	5.125%	741,000	742,853
03/30/25	4.625%	855,000	814,387

Royal Bank of Scotland Group PLC
05/28/24	5.125%	2,366,000	2,363,121

Synovus Financial Corp.
02/15/19	7.875%	2,456,000	2,763,000

Total			11,259,116

BROKERAGE/ASSET MANAGERS/EXCHANGES 0.5%
E*TRADE Financial Corp.
11/15/22	5.375%	1,337,000	1,370,425
09/15/23	4.625%	974,000	956,955

National Financial Partners Corp.(a)
07/15/21	9.000%	376,000	371,300

Total			2,698,680

BUILDING MATERIALS 2.1%
Allegion US Holding Co., Inc.
10/01/21	5.750%	770,000	795,025

American Builders & Contractors Supply Co., Inc.(a)
04/15/21	5.625%	1,821,000	1,848,315

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HD Supply, Inc.
07/15/20	7.500%	2,145,000	2,268,337
07/15/20	11.500%	860,000	993,300

HD Supply, Inc.(a)
12/15/21	5.250%	971,000	984,351

NCI Building Systems, Inc.(a)
01/15/23	8.250%	1,452,000	1,546,380

Nortek, Inc.
04/15/21	8.500%	1,545,000	1,649,288

RSI Home Products, Inc.(a)
03/15/23	6.500%	746,000	746,000

Total			10,830,996

CABLE AND SATELLITE 7.2%
Altice Financing SA(a)
02/15/23	6.625%	1,047,000	1,039,147

CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	905,000	902,738
01/31/22	6.625%	300,000	312,750
09/30/22	5.250%	480,000	472,800

CCO Holdings LLC/Capital Corp.(a)
05/01/23	5.125%	259,000	251,878
05/01/25	5.375%	2,080,000	2,025,400
05/01/27	5.875%	621,000	606,251

CSC Holdings LLC
02/15/19	8.625%	448,000	507,920
11/15/21	6.750%	2,204,000	2,325,220

Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/20	6.375%	976,000	969,412
12/15/21	5.125%	414,000	375,964

Cogeco Cable, Inc.(a)
05/01/20	4.875%	428,000	434,420

DISH DBS Corp.
09/01/19	7.875%	1,007,000	1,116,763
06/01/21	6.750%	3,183,000	3,318,277
07/15/22	5.875%	239,000	234,220
11/15/24	5.875%	610,000	585,981

DigitalGlobe, Inc.(a)
02/01/21	5.250%	1,215,000	1,189,181

Hughes Satellite Systems Corp.
06/15/21	7.625%	1,390,000	1,529,278

Intelsat Jackson Holdings SA
10/15/20	7.250%	3,600,000	3,559,500
04/01/21	7.500%	1,225,000	1,211,219

Intelsat Luxembourg SA
06/01/21	7.750%	201,000	167,835
06/01/23	8.125%	1,184,000	982,720

Sirius XM Radio, Inc.(a)
04/15/25	5.375%	1,110,000	1,071,150

UPCB Finance IV Ltd.(a)
01/15/25	5.375%	1,809,000	1,726,690

Unitymedia GmbH(a)
01/15/25	6.125%	1,551,000	1,620,795

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	5

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/23	5.500%	920,000	952,200
01/15/25	5.000%	1,342,000	1,331,935

Videotron Ltd.
07/15/22	5.000%	1,002,000	999,495

Videotron Ltd.(a)
06/15/24	5.375%	720,000	720,000

Virgin Media Finance PLC(a)
10/15/24	6.000%	470,000	477,050
01/15/25	5.750%	2,839,000	2,839,000

Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	1,231,000	1,189,454

Ziggo Bond Finance BV(a)
01/15/25	5.875%	703,000	688,940

Total			37,735,583

CHEMICALS 3.8%
Angus Chemical Co.(a)
02/15/23	8.750%	1,059,000	1,080,180

Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(a)
05/01/21	7.375%	1,535,000	1,642,450

Celanese U.S. Holdings LLC
06/15/21	5.875%	553,000	591,710

Chemours Co. LLC (The)(a)
05/15/23	6.625%	1,643,000	1,591,656
05/15/25	7.000%	1,013,000	982,610

Eco Services Operations LLC/Finance Corp.(a)
11/01/22	8.500%	1,067,000	1,072,335

Huntsman International LLC
11/15/20	4.875%	703,000	701,243

INEOS Group Holdings SA(a)
08/15/18	6.125%	272,000	277,780
02/15/19	5.875%	1,477,000	1,484,385

NOVA Chemicals Corp.(a)
05/01/25	5.000%	1,057,000	1,060,964

PQ Corp.(a)
11/01/18	8.750%	6,120,000	6,242,400

Platform Specialty Products Corp.(a)
02/01/22	6.500%	2,413,000	2,491,422

WR Grace & Co.(a)
10/01/21	5.125%	795,000	800,962

Total			20,020,097

CONSTRUCTION MACHINERY 1.0%
Ashtead Capital, Inc.(a)
07/15/22	6.500%	708,000	754,020

H&E Equipment Services, Inc.
09/01/22	7.000%	227,000	234,094

United Rentals North America, Inc.
05/15/20	7.375%	851,000	908,008
04/15/22	7.625%	916,000	991,570

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/15/23	6.125%	1,287,000	1,314,349
11/15/24	5.750%	1,141,000	1,123,885

Total			5,325,926

CONSUMER CYCLICAL SERVICES 2.0%
ADT Corp. (The)
03/15/20	5.250%	765,000	801,338
07/15/22	3.500%	1,113,000	1,007,265

APX Group, Inc.
12/01/19	6.375%	2,973,000	2,883,810
12/01/20	8.750%	2,042,000	1,837,800

CEB, Inc.(a)
06/15/23	5.625%	382,000	383,910

IHS, Inc.(a)
11/01/22	5.000%	1,396,000	1,387,275

Interval Acquisition Corp.(a)
04/15/23	5.625%	994,000	1,006,425

Monitronics International, Inc.
04/01/20	9.125%	1,395,000	1,342,687

Total			10,650,510

CONSUMER PRODUCTS 0.9%
Serta Simmons Holdings LLC(a)
10/01/20	8.125%	1,501,000	1,587,307

Spectrum Brands, Inc.
11/15/22	6.625%	722,000	768,930

Spectrum Brands, Inc.(a)
07/15/25	5.750%	1,142,000	1,159,130

Springs Industries, Inc.
06/01/21	6.250%	1,514,000	1,500,753

Total			5,016,120

DIVERSIFIED MANUFACTURING 0.5%
Amsted Industries, Inc.(a)
03/15/22	5.000%	44,000	43,945
09/15/24	5.375%	1,229,000	1,219,783

Entegris, Inc.(a)
04/01/22	6.000%	1,404,000	1,442,610

Total			2,706,338

ELECTRIC 1.7%
AES Corp. (The)
06/01/20	8.000%	1,290,000	1,489,950
07/01/21	7.375%	706,000	774,835

NRG Energy, Inc.
07/15/22	6.250%	2,661,000	2,700,915

NRG Yield Operating LLC(a)
08/15/24	5.375%	1,388,000	1,398,410

Talen Energy Supply LLC(a)
06/01/25	6.500%	1,229,000	1,229,000

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TerraForm Power Operating LLC(a)
02/01/23	5.875%	1,573,000	1,596,595

Total			9,189,705

ENVIRONMENTAL 0.1%
Clean Harbors, Inc.
06/01/21	5.125%	535,000	529,650

FINANCE COMPANIES 5.4%
AerCap Ireland Capital Ltd./Global Aviation Trust(a)
05/15/21	4.500%	4,506,000	4,528,530
10/01/21	5.000%	1,155,000	1,188,206

Aircastle Ltd.
03/15/21	5.125%	802,000	810,020
02/15/22	5.500%	550,000	561,347

CIT Group, Inc.
05/15/20	5.375%	1,332,000	1,388,610

CIT Group, Inc.(a)
04/01/18	6.625%	495,000	527,175

International Lease Finance Corp.
05/15/19	6.250%	607,000	656,319
12/15/20	8.250%	1,230,000	1,460,625
04/15/21	4.625%	1,153,000	1,164,530

Navient Corp.
10/26/20	5.000%	233,000	228,340
01/25/22	7.250%	944,000	995,920
03/25/24	6.125%	1,380,000	1,321,350
10/25/24	5.875%	2,663,000	2,503,220

OneMain Financial Holdings, Inc.(a)
12/15/19	6.750%	793,000	822,737
12/15/21	7.250%	762,000	789,623

Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	2,800,000	2,674,000

Quicken Loans, Inc.(a)
05/01/25	5.750%	2,174,000	2,081,605

Springleaf Finance Corp.
12/15/17	6.900%	953,000	1,012,562
06/01/20	6.000%	504,000	509,645
10/01/21	7.750%	1,016,000	1,102,360
10/01/23	8.250%	715,000	786,500

iStar Financial, Inc.
07/01/19	5.000%	1,383,000	1,363,984

Total			28,477,208

FOOD AND BEVERAGE 1.3%
B&G Foods, Inc.
06/01/21	4.625%	1,057,000	1,041,145

Constellation Brands, Inc.
11/15/19	3.875%	392,000	397,880
05/01/23	4.250%	337,000	331,945
11/15/24	4.750%	1,319,000	1,322,297

Diamond Foods, Inc.(a)
03/15/19	7.000%	1,358,000	1,391,950

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.
02/15/22	7.375%	343,000	349,002

Post Holdings, Inc.(a)
12/15/22	6.000%	227,000	218,488

WhiteWave Foods Co. (The)
10/01/22	5.375%	1,480,000	1,561,400

Total			6,614,107

GAMING 5.0%
Boyd Gaming Corp.
05/15/23	6.875%	1,338,000	1,371,450

GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	452,000	459,910
11/01/23	5.375%	845,000	868,237

International Game Technology PLC(a)
02/15/22	6.250%	1,582,000	1,510,810
02/15/25	6.500%	1,185,000	1,096,125

MGM Resorts International
03/01/18	11.375%	2,059,000	2,419,325
10/01/20	6.750%	510,000	540,600
12/15/21	6.625%	1,853,000	1,936,385

Penn National Gaming, Inc.
11/01/21	5.875%	523,000	526,923

Pinnacle Entertainment, Inc.
08/01/21	6.375%	1,400,000	1,485,750

Scientific Games International, Inc.
12/01/22	10.000%	3,857,000	3,693,077

Scientific Games International, Inc.(a)
01/01/22	7.000%	2,493,000	2,574,022

Seminole Tribe of Florida, Inc.(a)
10/01/20	6.535%	2,880,000	3,067,200
10/01/20	7.804%	625,000	666,863

SugarHouse HSP Gaming LP/Finance Corp.(a)
06/01/21	6.375%	1,185,000	1,125,750

Tunica-Biloxi Gaming Authority(a)(b)
11/15/15	9.000%	5,259,000	2,892,450

Total			26,234,877

HEALTH CARE 8.5%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	396,000	393,030

Acadia Healthcare Co., Inc.(a)
02/15/23	5.625%	467,000	472,838

Air Medical Merger Sub Corp.(a)
05/15/23	6.375%	836,000	785,840

Alere, Inc.(a)
07/01/23	6.375%	937,000	953,397

Amsurg Corp.
11/30/20	5.625%	719,000	731,583

CHS/Community Health Systems, Inc.
08/01/21	5.125%	427,000	435,006
02/01/22	6.875%	3,937,000	4,153,535

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Catamaran Corp.
03/15/21	4.750%	422,000	467,365

ConvaTec Finance International SA PIK(a)
01/15/19	8.250%	1,251,000	1,229,107

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	2,056,000	2,179,360
07/15/24	5.125%	1,055,000	1,037,197

Emdeon, Inc.
12/31/19	11.000%	1,775,000	1,925,875

ExamWorks Group, Inc.
04/15/23	5.625%	552,000	565,999

Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	554,000	599,705
01/31/22	5.875%	1,121,000	1,188,260
10/15/24	4.750%	777,000	769,230

Fresenius Medical Care U.S. Finance, Inc.(a)
09/15/18	6.500%	246,000	270,600

HCA, Inc.
02/15/22	7.500%	3,233,000	3,713,909
02/01/25	5.375%	5,089,000	5,171,951
04/15/25	5.250%	1,836,000	1,909,440

Hologic, Inc.(a)(c)
07/15/22	5.250%	908,000	927,295

Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	858,000	913,770

LifePoint Health, Inc.
12/01/21	5.500%	1,628,000	1,680,910

MPH Acquisition Holdings LLC(a)
04/01/22	6.625%	1,565,000	1,604,125

Sterigenics-Nordion Holdings LLC(a)
05/15/23	6.500%	1,215,000	1,233,225

Surgical Care Affiliates, Inc.(a)
04/01/23	6.000%	578,000	578,000

Tenet Healthcare Corp.
10/01/20	6.000%	886,000	944,697
04/01/21	4.500%	2,075,000	2,054,250
04/01/22	8.125%	3,570,000	3,903,795

Tenet Healthcare Corp.(a)
06/15/23	6.750%	1,741,000	1,775,820

Total			44,569,114

HEALTHCARE INSURANCE 0.3%
Centene Corp.
05/15/22	4.750%	1,342,000	1,382,260

HOME CONSTRUCTION 0.9%
Meritage Homes Corp.
03/01/18	4.500%	994,000	1,016,365
04/15/20	7.150%	410,000	442,800
04/01/22	7.000%	928,000	990,640

Meritage Homes Corp.(a)
06/01/25	6.000%	220,000	221,100

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Standard Pacific Corp.
11/15/24	5.875%	460,000	473,800

Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/21	5.250%	724,000	713,140
04/15/23	5.875%	93,000	91,605
03/01/24	5.625%	848,000	816,200

Total			4,765,650

INDEPENDENT ENERGY 9.3%
Antero Resources Corp.
12/01/22	5.125%	2,552,000	2,411,640

Antero Resources Corp.(a)
06/01/23	5.625%	216,000	208,710

Carrizo Oil & Gas, Inc.
04/15/23	6.250%	1,856,000	1,860,640

Chesapeake Energy Corp.
02/15/21	6.125%	2,615,000	2,458,100
03/15/23	5.750%	1,158,000	1,047,990

Comstock Resources, Inc.(a)
03/15/20	10.000%	1,671,000	1,507,376

Concho Resources, Inc.
01/15/22	6.500%	1,515,000	1,579,387
04/01/23	5.500%	2,860,000	2,860,000

CrownRock LP/Finance, Inc.(a)
02/15/23	7.750%	1,735,000	1,847,775

Diamondback Energy, Inc.
10/01/21	7.625%	370,000	395,900

EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	3,259,000	3,491,204
09/01/22	7.750%	523,000	549,150

EP Energy LLC/Everest Acquisition Finance, Inc.(a)
06/15/23	6.375%	2,135,000	2,140,337

Halcon Resources Corp.
05/15/21	8.875%	1,035,000	680,513

Halcon Resources Corp.(a)
02/01/20	8.625%	938,000	926,275

Hilcorp Energy I LP/Finance Co.(a)
12/01/24	5.000%	182,000	170,661

Laredo Petroleum, Inc.
01/15/22	5.625%	1,690,000	1,673,100
05/01/22	7.375%	1,117,000	1,175,643
03/15/23	6.250%	2,779,000	2,827,632

Matador Resources Co.(a)
04/15/23	6.875%	362,000	369,693

Oasis Petroleum, Inc.
11/01/21	6.500%	893,000	888,535
03/15/22	6.875%	3,457,000	3,508,855
01/15/23	6.875%	1,476,000	1,457,550

Parsley Energy LLC/Finance Corp.(a)
02/15/22	7.500%	3,486,000	3,537,209

RSP Permian, Inc.(a)
10/01/22	6.625%	591,000	604,298

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Range Resources Corp.
03/15/23	5.000%	3,207,000	3,142,860

SM Energy Co.
06/01/25	5.625%	397,000	392,951

SM Energy Co.(a)
11/15/22	6.125%	842,000	865,323

SandRidge Energy, Inc.(a)
06/01/20	8.750%	922,000	836,715

Whiting Petroleum Corp.
03/15/21	5.750%	2,282,000	2,245,488

Whiting Petroleum Corp.(a)
04/01/23	6.250%	1,296,000	1,286,280

Total			48,947,790

LEISURE 1.7%
AMC Entertainment, Inc.(a)
06/15/25	5.750%	1,091,000	1,069,180

Activision Blizzard, Inc.(a)
09/15/21	5.625%	3,914,000	4,099,915
09/15/23	6.125%	138,000	148,005

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	1,170,000	1,202,175
06/01/24	5.375%	619,000	625,933

Cinemark USA, Inc.
12/15/22	5.125%	528,000	523,380

LTF Merger Sub, Inc.(a)
06/15/23	8.500%	1,057,000	1,020,005

United Artists Theatre Circuit, Inc.(d)(e)
07/01/15	9.300%	153,691	153,691
07/01/15	9.300%	50,222	50,222

Total			8,892,506

LODGING 0.9%

Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	1,285,000	1,334,729

Playa Resorts Holding BV(a)
08/15/20	8.000%	3,009,000	3,114,315

RHP Hotel Properties LP/Finance Corp.(a)
04/15/23	5.000%	314,000	307,720

Total			4,756,764

MEDIA AND ENTERTAINMENT 5.6%
AMC Networks, Inc.
12/15/22	4.750%	3,782,000	3,782,000

Cable One, Inc.(a)
06/15/22	5.750%	591,000	598,388

Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	2,997,000	3,124,372
11/15/22	6.500%	3,166,000	3,296,597

Lamar Media Corp.
01/15/24	5.375%	571,000	577,424

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MDC Partners, Inc.(a)
04/01/20	6.750%	2,574,000	2,564,347

Netflix, Inc.(a)
02/15/22	5.500%	1,411,000	1,456,858
02/15/25	5.875%	2,358,000	2,440,789

Nielsen Finance Co. SARL (The)(a)
10/01/21	5.500%	846,000	851,288

Outfront Media Capital LLC/Corp.
02/15/24	5.625%	112,000	115,080
03/15/25	5.875%	2,026,000	2,086,780

Outfront Media Capital LLC/Corp.(a)
02/15/24	5.625%	188,000	192,230

Univision Communications, Inc.(a)
05/15/23	5.125%	2,255,000	2,187,350
02/15/25	5.125%	2,598,000	2,507,590

iHeartCommunications, Inc.
03/01/21	9.000%	2,852,000	2,581,060

iHeartCommunications, Inc.(a)
03/15/23	10.625%	1,130,000	1,067,850

Total			29,430,003

METALS 1.0%
Alcoa, Inc.
10/01/24	5.125%	1,258,000	1,273,725

ArcelorMittal
03/01/21	6.250%	1,262,000	1,321,945
02/25/22	7.000%	589,000	636,120
06/01/25	6.125%	740,000	737,688

FMG Resources August 2006 Proprietary Ltd.(a)
03/01/22	9.750%	807,000	833,227

Peabody Energy Corp.
11/15/18	6.000%	690,000	331,200

Total			5,133,905

MIDSTREAM 4.4%
Blue Racer Midstream LLC/Finance Corp.(a)
11/15/22	6.125%	1,594,000	1,641,820

Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	181,000	187,335
03/01/22	6.125%	179,000	182,580

Crestwood Midstream Partners LP/Finance Corp.(a)
04/01/23	6.250%	1,347,000	1,400,880

Energy Transfer Equity LP
01/15/24	5.875%	218,000	226,066
06/01/27	5.500%	2,589,000	2,582,527

MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	2,451,000	2,515,339
07/15/23	4.500%	935,000	916,300
12/01/24	4.875%	3,975,000	3,885,562

Rose Rock Midstream LP/Finance Corp.(a)
11/15/23	5.625%	857,000	829,148

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sabine Pass Liquefaction LLC(a)
03/01/25	5.625%	3,029,000	2,998,710

Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	76,000	75,240
11/15/23	4.250%	1,366,000	1,263,550

Targa Resources Partners LP/Finance Corp.(a)
01/15/18	5.000%	1,934,000	1,977,515
11/15/19	4.125%	749,000	741,510

Tesoro Logistics LP/Finance Corp.(a)
10/15/19	5.500%	385,000	399,438
10/15/22	6.250%	1,128,000	1,167,480

Total			22,991,000

OIL FIELD SERVICES 0.3%
Transocean, Inc.
12/15/21	6.875%	605,000	544,500
10/15/22	4.300%	1,660,000	1,249,150

Total			1,793,650

OTHER FINANCIAL INSTITUTIONS 0.2%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	832,000	859,040

OTHER INDUSTRY 0.4%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	2,254,000	2,332,890

PACKAGING 2.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
01/31/21	6.750%	979,000	1,001,027

Berry Plastics Corp.
05/15/22	5.500%	690,000	692,588
07/15/23	5.125%	1,925,000	1,876,875

Beverage Packaging Holdings (Luxembourg) II SA(a)
06/15/17	6.000%	277,000	277,000

Plastipak Holdings, Inc.(a)
10/01/21	6.500%	2,848,000	2,897,840

Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	1,790,000	1,834,750
02/15/21	8.250%	1,059,000	1,098,712

Signode Industrial Group Luxembourg SA/US, Inc.(a)
05/01/22	6.375%	1,428,000	1,385,160

Total			11,063,952

PHARMACEUTICALS 3.8%
Capsugel SA PIK(a)
05/15/19	7.000%	461,000	469,118

Concordia Healthcare Corp.(a)
04/15/23	7.000%	734,000	734,000

Endo Finance LLC/Finco, Inc.(a)
02/01/25	6.000%	1,570,000	1,595,513

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endo Finance LLC/Ltd./Finco, Inc.(a)(c)
07/15/23	6.000%	1,740,000	1,779,150

Grifols Worldwide Operations Ltd.
04/01/22	5.250%	1,468,000	1,471,670

Horizon Pharma Financing, Inc.(a)
05/01/23	6.625%	587,000	611,948

Jaguar Holding Co. I PIK(a)
10/15/17	9.375%	892,000	910,910

Mallinckrodt International Finance SA/CB LLC(a)
04/15/25	5.500%	457,000	443,290

Quintiles Transnational Corp.(a)
05/15/23	4.875%	1,091,000	1,096,455

Valeant Pharmaceuticals International, Inc.(a)
10/15/20	6.375%	2,413,000	2,539,682
07/15/21	7.500%	1,855,000	1,996,444
12/01/21	5.625%	1,042,000	1,065,445
03/01/23	5.500%	776,000	783,760
05/15/23	5.875%	2,438,000	2,498,950
04/15/25	6.125%	1,788,000	1,839,405

Total			19,835,740

PROPERTY & CASUALTY 0.8%
HUB International Ltd.(a)
10/01/21	7.875%	3,784,000	3,859,680

Hub Holdings LLC/Finance, Inc. PIK(a)
07/15/19	8.125%	364,000	362,180

Total			4,221,860

RAILROADS 0.2%
Florida East Coast Holdings Corp.(a)
05/01/19	6.750%	1,240,000	1,243,100

RESTAURANTS 0.6%
BC ULC/New Red Finance, Inc.(a)
01/15/22	4.625%	1,980,000	1,950,300
04/01/22	6.000%	953,000	979,208

Total			2,929,508

RETAILERS 1.9%
Asbury Automotive Group, Inc.
12/15/24	6.000%	768,000	798,720

Family Tree Escrow LLC(a)
03/01/20	5.250%	282,000	295,043
03/01/23	5.750%	1,494,000	1,561,230

Group 1 Automotive, Inc.
06/01/22	5.000%	630,000	626,850

Neiman Marcus Group Ltd. LLC(a)
10/15/21	8.000%	535,000	563,088

Penske Automotive Group, Inc.
12/01/24	5.375%	835,000	845,437

PetSmart, Inc.(a)
03/15/23	7.125%	1,231,000	1,289,472

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rite Aid Corp.
06/15/21	6.750%	485,000	509,250
02/15/27	7.700%	602,000	707,350

Rite Aid Corp.(a)
04/01/23	6.125%	2,682,000	2,762,460

Total			9,958,900

TECHNOLOGY 4.9%
Alliance Data Systems Corp.(a)
04/01/20	6.375%	1,221,000	1,260,683
08/01/22	5.375%	2,604,000	2,564,940

Ancestry.com, Inc.
12/15/20	11.000%	354,000	401,790

Audatex North America, Inc.(a)
06/15/21	6.000%	636,000	653,490
11/01/23	6.125%	636,000	653,490

Equinix, Inc.
04/01/23	5.375%	2,357,000	2,357,000

First Data Corp.
01/15/21	12.625%	2,340,000	2,702,700
06/15/21	10.625%	152,000	168,340

First Data Corp.(a)
11/01/20	6.750%	1,334,000	1,409,037
01/15/21	8.250%	1,070,000	1,128,850

Goodman Networks, Inc.
07/01/18	12.125%	787,000	653,210

MSCI, Inc.(a)
11/15/24	5.250%	1,407,000	1,424,587

NCR Corp.
12/15/21	5.875%	458,000	471,740
12/15/23	6.375%	539,000	571,340

NXP BV/Funding LLC(a)
06/15/22	4.625%	1,065,000	1,050,356

Plantronics, Inc.(a)
05/31/23	5.500%	749,000	758,363

Qualitytech LP/Finance Corp.
08/01/22	5.875%	952,000	956,760

Riverbed Technology, Inc.(a)
03/01/23	8.875%	1,098,000	1,065,060

SS&C Technologies Holdings, Inc.(a)(c)
07/15/23	5.875%	1,259,000	1,271,590

VeriSign, Inc.
05/01/23	4.625%	1,140,000	1,095,825

VeriSign, Inc.(a)
04/01/25	5.250%	1,172,000	1,169,070

Zebra Technologies Corp.(a)
10/15/22	7.250%	1,736,000	1,879,220

Total			25,667,441

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WIRELESS 7.3%
Altice SA(a)
05/15/22	7.750%	2,219,000	2,146,882
02/15/25	7.625%	1,304,000	1,225,760

Altice US Finance I Corp.(a)
07/15/23	5.375%	864,000	842,400

Altice US Finance II Corp.(a)
07/15/25	7.750%	921,000	893,370

Crown Castle International Corp.
04/15/22	4.875%	788,000	795,880
01/15/23	5.250%	1,145,000	1,153,301

Numericable-SFR(a)
05/15/19	4.875%	995,000	985,050
05/15/22	6.000%	2,468,000	2,432,522

SBA Telecommunications, Inc.
07/15/20	5.750%	1,277,000	1,324,887

Sprint Communications, Inc.
08/15/20	7.000%	729,000	723,533
11/15/21	11.500%	1,496,000	1,761,540

Sprint Communications, Inc.(a)
11/15/18	9.000%	5,812,000	6,567,560
03/01/20	7.000%	1,539,000	1,673,970

Sprint Corp.
09/15/21	7.250%	688,000	670,800
09/15/23	7.875%	1,182,000	1,152,805
06/15/24	7.125%	802,000	743,935
02/15/25	7.625%	459,000	432,608

T-Mobile USA, Inc.
04/28/21	6.633%	1,543,000	1,600,862
01/15/22	6.125%	695,000	717,588
04/28/22	6.731%	641,000	668,243
03/01/23	6.000%	1,241,000	1,270,474
04/01/23	6.625%	1,511,000	1,569,551
01/15/24	6.500%	1,240,000	1,280,300
03/01/25	6.375%	310,000	316,975

Wind Acquisition Finance SA(a)
04/30/20	6.500%	1,793,000	1,873,685
07/15/20	4.750%	2,435,000	2,398,475
04/23/21	7.375%	1,388,000	1,403,615

Total			38,626,571

WIRELINES 4.0%
CenturyLink, Inc.
04/01/20	5.625%	665,000	665,831
06/15/21	6.450%	1,351,000	1,361,132
03/15/22	5.800%	540,000	515,700

CenturyLink, Inc.(a)
04/01/25	5.625%	1,358,000	1,225,595

Frontier Communications Corp.
07/01/21	9.250%	185,000	193,788
04/15/24	7.625%	1,081,000	953,982
01/15/25	6.875%	2,999,000	2,507,914

Level 3 Communications, Inc.
12/01/22	5.750%	1,123,000	1,114,577

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc.
06/01/20	7.000%	1,610,000	1,708,612
01/15/21	6.125%	875,000	917,613
08/15/22	5.375%	1,831,000	1,849,310

Telecom Italia Capital SA
06/18/19	7.175%	778,000	874,278

Telecom Italia SpA(a)
05/30/24	5.303%	1,784,000	1,775,080

Windstream Services LLC
10/15/20	7.750%	782,000	765,383

Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	604,000	674,523

Zayo Group LLC/Capital, Inc.(a)
04/01/23	6.000%	3,660,000	3,614,982
05/15/25	6.375%	147,000	142,590

Total			20,860,890

Total Corporate Bonds & Notes
(Cost: $497,363,989)			499,137,860

Senior Loans 1.2%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
HEALTH CARE 0.8%
American Renal Holdings, Inc. 2nd Lien Term Loan(f)(g)
03/20/20	8.500%	2,269,000	2,260,491

U.S. Renal Care, Inc.(f)(g) 2nd Lien Term Loan
01/03/20	10.250%	1,554,000	1,567,598

Tranche B1 2nd Lien Term Loan
01/03/20	8.500%	628,657	634,158

Total			4,462,247

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
TECHNOLOGY 0.4%
Applied Systems, Inc. 2nd Lien Term Loan(f)(g)
01/24/22	7.500%	202,000	202,315

Riverbed Technology, Inc. Term Loan(f)(g)
04/24/22	6.000%	1,628,465	1,643,935

Total			1,846,250

Total Senior Loans
(Cost: $6,229,159)			6,308,497

Limited Partnerships —%
Issuer		Shares	Value ($)
FINANCIALS —%
Diversified Financial Services —%
Varde Fund V LP(d)(e)		5,000,000	11,702

Total Financials			11,702

Total Limited Partnerships
(Cost: $—)			11,702

Money Market Funds 2.5%
		Shares	Value ($)

Columbia Short-Term Cash Fund, 0.118%(h)(i)		13,167,332	13,167,332

Total Money Market Funds
(Cost: $13,167,332)			13,167,332

Total Investments
(Cost: $516,760,480)			518,625,391

Other Assets & Liabilities, Net			7,417,680

Net Assets			526,043,071

At June 30, 2015, cash totaling $74,250 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2015

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(55)	USD	(6,939,453)	09/2015	54,135	—

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $241,514,791 or 45.91% of net assets.

(b)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2015, the value of these securities amounted to $2,892,450, which represents 0.55% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)	Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at June 30, 2015 was $215,615, which represents 0.04% of net assets. Information concerning such security holdings at June 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc. 07/01/15 9.300%	4/9/2002	153,692

United Artists Theatre Circuit, Inc. 07/01/15 9.300%	12/11/2001 - 08/28/2002	50,222

Varde Fund V LP	04/27/2000 - 06/19/2000	—	*

*	The original cost for this position was $5,000,000. From September 29, 2004 through May 7, 2005, $5,000,000 was returned to the Fund in the form of return of capital.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2015, the value of these securities amounted to $215,615, which represents 0.04% of net assets.

(f)	Variable rate security.

(g)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(h)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,874,723	101,806,531	(101,513,922)	13,167,332	6,251	13,167,332

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Corporate Bonds & Notes	—	498,933,947	203,913	499,137,860

Senior Loans	—	4,106,741	2,201,756	6,308,497

Limited Partnerships

Financials	—	—	11,702	11,702

Money Market Funds	13,167,332	—	—	13,167,332

Total Investments	13,167,332	503,040,688	2,417,371	518,625,391

Derivatives

Assets

Futures Contracts	54,135	—	—	54,135

Total	13,221,467	503,040,688	2,417,371	518,679,526

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Limited partnership securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
2,234,965	623,156	623,156	2,234,965

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $503,593,148)	$505,458,059

Affiliated issuers (identified cost $13,167,332)	13,167,332

Total investments (identified cost $516,760,480)	518,625,391

Cash	81,877

Margin deposits	74,250

Receivable for:

Investments sold	5,348,534

Capital shares sold	19,875

Dividends	1,414

Interest	7,961,431

Foreign tax reclaims	19,535

Variation margin	1,719

Expense reimbursement due from Investment Manager	22,981

Total assets	532,157,007

Liabilities

Payable for:

Investments purchased	1,436,924

Investments purchased on a delayed delivery basis	3,505,488

Capital shares purchased	639,734

Investment management fees	271,589

Distribution and/or service fees	62,304

Transfer agent fees	28,011

Administration fees	32,537

Compensation of board members	49,990

Other expenses	87,359

Total liabilities	6,113,936

Net assets applicable to outstanding capital stock	$526,043,071

Represented by

Paid-in capital	$552,783,647

Undistributed net investment income	44,593,084

Accumulated net realized loss	(73,252,706)

Unrealized appreciation (depreciation) on:

Investments	1,864,911

Futures contracts	54,135

Total — representing net assets applicable to outstanding capital stock	$526,043,071

Class 1

Net assets	$1,599,879

Shares outstanding	223,862

Net asset value per share	$7.15

Class 2

Net assets	$37,700,115

Shares outstanding	5,320,869

Net asset value per share	$7.09

Class 3

Net assets	$486,743,077

Shares outstanding	68,289,544

Net asset value per share	$7.13

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$6,251

Interest	16,056,618

Total income	16,062,869

Expenses:

Investment management fees	1,568,978

Distribution and/or service fees

Class 2	44,686

Class 3	314,285

Transfer agent fees

Class 1	314

Class 2	10,724

Class 3	150,852

Administration fees	187,781

Compensation of board members	9,421

Custodian fees	9,568

Printing and postage fees	105,018

Professional fees	17,981

Other	6,219

Total expenses	2,425,827

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(123,752)

Total net expenses	2,302,075

Net investment income	13,760,794

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	6,333,062

Futures contracts	(144,451)

Net realized gain	6,188,611

Net change in unrealized appreciation (depreciation) on:

Investments	(5,500,722)

Futures contracts	98,129

Net change in unrealized depreciation	(5,402,593)

Net realized and unrealized gain	786,018

Net increase in net assets resulting from operations	$14,546,812

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$13,760,794	$31,085,048

Net realized gain	6,188,611	8,680,382

Net change in unrealized depreciation	(5,402,593)	(18,485,072)

Net increase in net assets resulting from operations	14,546,812	21,280,358

Distributions to shareholders

Net investment income

Class 1	—	(6,611)

Class 2	—	(1,950,868)

Class 3	—	(34,164,350)

Total distributions to shareholders	—	(36,121,829)

Decrease in net assets from capital stock activity	(38,270,078)	(29,490,116)

Total decrease in net assets	(23,723,266)	(44,331,587)

Net assets at beginning of period	549,766,337	594,097,924

Net assets at end of period	$526,043,071	$549,766,337

Undistributed net investment income	$44,593,084	$30,832,290

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	142,143	1,016,379	91,334	644,036

Distributions reinvested	—	—	947	6,611

Redemptions	(8,726)	(62,061)	(2,819)	(19,728)

Net increase	133,417	954,318	89,462	630,919

Class 2 shares

Subscriptions	632,945	4,496,507	1,763,191	12,676,377

Distributions reinvested	—	—	281,105	1,950,868

Redemptions	(266,361)	(1,887,825)	(603,521)	(4,255,455)

Net increase	366,584	2,608,682	1,440,775	10,371,790

Class 3 shares

Subscriptions	170,935	1,224,511	592,096	4,273,487

Distributions reinvested	—	—	4,901,628	34,164,350

Redemptions	(6,047,895)	(43,057,589)	(11,010,636)	(78,930,662)

Net decrease	(5,876,960)	(41,833,078)	(5,516,912)	(40,492,825)

Total net decrease	(5,376,959)	(38,270,078)	(3,986,675)	(29,490,116)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$6.96		$7.15	$7.22	$6.74	$6.94	$7.09

Income from investment operations:

Net investment income	0.19		0.38	0.43	0.46	0.49	0.34

Net realized and unrealized gain (loss)	0.00	(b)	(0.10)	0.00 (b)	0.56	(0.10)	0.16

Total from investment operations	0.19		0.28	0.43	1.02	0.39	0.50

Less distributions to shareholders:

Net investment income	—		(0.47)	(0.50)	(0.54)	(0.59)	(0.65)

Total distributions to shareholders	—		(0.47)	(0.50)	(0.54)	(0.59)	(0.65)

Net asset value, end of period	$7.15		$6.96	$7.15	$7.22	$6.74	$6.94

Total return	2.73%		3.89%	6.19%	15.87%	5.82%	7.98%

Ratios to average net assets(c)

Total gross expenses	0.77	%(d)	0.76%	0.76%	0.75%	0.73%	0.75	%(d)

Total net expenses(e)	0.72	%(d)	0.72%	0.72%	0.74%	0.73%	0.75	%(d)

Net investment income	5.27	%(d)	5.43%	5.94%	6.55%	7.23%	7.70	%(d)

Supplemental data

Net assets, end of period (in thousands)	$1,600		$629	$7	$7	$6	$5

Portfolio turnover	31%		59%	63%	75%	76%	88%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$6.91		$7.11	$7.18	$6.71	$6.93	$7.09

Income from investment operations:

Net investment income	0.18		0.37	0.41	0.44	0.47	0.30

Net realized and unrealized gain (loss)	0.00	(b)	(0.12)	0.01	0.56	(0.10)	0.18

Total from investment operations	0.18		0.25	0.42	1.00	0.37	0.48

Less distributions to shareholders:

Net investment income	—		(0.45)	(0.49)	(0.53)	(0.59)	(0.64)

Total distributions to shareholders	—		(0.45)	(0.49)	(0.53)	(0.59)	(0.64)

Net asset value, end of period	$7.09		$6.91	$7.11	$7.18	$6.71	$6.93

Total return	2.61%		3.51%	5.98%	15.62%	5.46%	7.79%

Ratios to average net assets(c)

Total gross expenses	1.02	%(d)	1.00%	1.01%	1.00%	1.01%	1.05	%(d)

Total net expenses(e)	0.97	%(d)	0.97%	0.97%	0.98%	1.01%	1.05	%(d)

Net investment income	4.99	%(d)	5.20%	5.70%	6.29%	6.98%	6.83	%(d)

Supplemental data

Net assets, end of period (in thousands)	$37,700		$34,214	$24,968	$16,469	$6,894	$2,132

Portfolio turnover	31%		59%	63%	75%	76%	88%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$6.94		$7.14	$7.21	$6.73	$6.93	$6.71

Income from investment operations:

Net investment income	0.18		0.38	0.42	0.45	0.49	0.52

Net realized and unrealized gain (loss)	0.01		(0.12)	0.00 (a)	0.56	(0.11)	0.34

Total from investment operations	0.19		0.26	0.42	1.01	0.38	0.86

Less distributions to shareholders:

Net investment income	—		(0.46)	(0.49)	(0.53)	(0.58)	(0.64)

Total distributions to shareholders	—		(0.46)	(0.49)	(0.53)	(0.58)	(0.64)

Net asset value, end of period	$7.13		$6.94	$7.14	$7.21	$6.73	$6.93

Total return	2.74%		3.62%	6.07%	15.74%	5.68%	13.96%

Ratios to average net assets(b)

Total gross expenses	0.89	%(c)	0.87%	0.89%	0.87%	0.88%	0.88%

Total net expenses(d)	0.85	%(c)	0.85%	0.85%	0.86%	0.88%	0.88%

Net investment income	5.11	%(c)	5.34%	5.81%	6.43%	7.08%	7.65%

Supplemental data

Net assets, end of period (in thousands)	$486,743		$514,924	$569,123	$623,113	$596,351	$677,780

Portfolio turnover	31%		59%	63%	75%	76%	88%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — High Yield Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use

Semiannual Report 2015	23

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has

24	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments.

Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table provides a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	54,135	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(144,451)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	98,129

Semiannual Report 2015	25

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average notional amounts ($)*
Futures contracts — Short	7,208,008

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Corporate actions and dividend income is recorded on the ex-dividend date.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net

26	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund’s sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update

(ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.59% to 0.36% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.58% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.07% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other

Semiannual Report 2015	27

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $1,021.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class 1	0.770%	0.720%
Class 2	1.020	0.970
Class 3	0.895	0.845

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $516,760,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$11,250,000
Unrealized depreciation	(9,385,000)
Net unrealized appreciation	$1,865,000

The following capital loss carryforwards, determined as of December 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	6,875,165
2017	72,257,550
Total	79,132,715

28	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $163,507,764 and $186,055,938, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 99.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Semiannual Report 2015	29

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

High-Yield Securities Risk

Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither

Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — High Yield Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

Semiannual Report 2015	31

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

32	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — High Yield Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Semiannual Report 2015	33

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s Lipper peer universe. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

34	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

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Semiannual Report 2015	35

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

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36	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	37

Columbia Variable Portfolio – High Yield Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6671 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Select Smaller-Cap Value Fund (the Fund) Class 3 shares returned 7.23% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its benchmark, the Russell 2000 Value Index, which returned 0.76% during the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	7.35	7.51	19.18	8.45
Class 2*	05/03/10	7.17	7.23	18.87	8.24
Class 3	09/15/99	7.23	7.34	19.03	8.38
Russell 2000 Value Index		0.76	0.78	14.81	6.87

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Telephone & Data Systems, Inc.	3.9
Hanesbrands, Inc.	3.5
Hanover Insurance Group, Inc. (The)	3.4
Endurance Specialty Holdings Ltd.	3.3
PharMerica Corp.	3.2
Swift Transportation Co.	3.2
Minerals Technologies, Inc.	3.1
WellCare Health Plans, Inc.	3.1
Impax Laboratories, Inc.	2.9
Beazer Homes USA, Inc.	2.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	96.1
Money Market Funds	3.9
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	20.5
Consumer Staples	5.6
Energy	5.1
Financials	15.9
Health Care	15.6
Industrials	13.2
Information Technology	12.5
Materials	6.7
Telecommunication Services	4.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Richard Rosen

Kari Montanus

Semiannual Report 2015	3

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,073.50	1,020.23	4.73	4.61	0.92
Class 2	1,000.00	1,000.00	1,071.70	1,018.99	6.01	5.86	1.17
Class 3	1,000.00	1,000.00	1,072.30	1,019.64	5.34	5.21	1.04

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.7%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 19.8%
Auto Components 4.1%

American Axle & Manufacturing Holdings, Inc.(a)	160,000	3,345,600

Motorcar Parts of America, Inc.(a)	140,000	4,212,600

Total		7,558,200

Diversified Consumer Services 2.4%

Sotheby’s	100,000	4,524,000

Hotels, Restaurants & Leisure 2.4%

Texas Roadhouse, Inc.	120,000	4,491,600

Household Durables 6.6%

Beazer Homes USA, Inc.(a)	255,000	5,087,250

Lennar Corp., Class A	77,500	3,955,600

William Lyon Homes, Inc. Class A(a)	125,000	3,208,750

Total		12,251,600

Specialty Retail 0.9%

Vitamin Shoppe, Inc.(a)	45,000	1,677,150

Textiles, Apparel & Luxury Goods 3.4%

Hanesbrands, Inc.	190,000	6,330,800

Total Consumer Discretionary		36,833,350

CONSUMER STAPLES 5.4%
Food Products 3.9%

Dean Foods Co.	175,000	2,829,750

WhiteWave Foods Co. (The), Class A(a)	90,000	4,399,200

Total		7,228,950

Personal Products 1.5%

Herbalife Ltd.(a)	50,000	2,754,500

Total Consumer Staples		9,983,450

ENERGY 4.9%
Energy Equipment & Services 4.1%

Exterran Holdings, Inc.	70,000	2,285,500

Superior Energy Services, Inc.	118,700	2,497,448

Tetra Technologies, Inc.(a)	450,000	2,871,000

Total		7,653,948

Oil, Gas & Consumable Fuels 0.8%

Oasis Petroleum, Inc.(a)	90,000	1,426,500

Total Energy		9,080,448

FINANCIALS 15.4%
Banks 1.6%

Opus Bank	80,000	2,894,400

Insurance 10.0%

Endurance Specialty Holdings Ltd.	89,000	5,847,300

Common Stocks (continued)
Issuer	Shares	Value ($)
Hanover Insurance Group, Inc. (The)	82,500	6,107,475

Lincoln National Corp.	70,000	4,145,400

State National Companies, Inc.	230,000	2,490,900

Total		18,591,075

Real Estate Investment Trusts (REITs) 2.1%

Gaming and Leisure Properties, Inc.	105,000	3,849,300

Thrifts & Mortgage Finance 1.7%

Ladder Capital Corp., Class A	183,244	3,179,283

Total Financials		28,514,058

HEALTH CARE 15.1%
Biotechnology 2.5%

Ligand Pharmaceuticals, Inc.(a)	45,320	4,572,788

Health Care Equipment & Supplies 3.7%

Analogic Corp.	37,500	2,958,750

Sirona Dental Systems, Inc.(a)	40,000	4,016,800

Total		6,975,550

Health Care Providers & Services 6.1%

PharMerica Corp.(a)	175,000	5,827,500

WellCare Health Plans, Inc.(a)	65,000	5,513,950

Total		11,341,450

Pharmaceuticals 2.8%

Impax Laboratories, Inc.(a)	112,000	5,143,040

Total Health Care		28,032,828

INDUSTRIALS 12.8%
Aerospace & Defense 1.5%

Cubic Corp.	57,500	2,735,850

Airlines 3.1%

United Continental Holdings, Inc.(a)	93,000	4,929,930

Virgin America, Inc.(a)	29,872	820,883

Total		5,750,813

Building Products 0.9%

Armstrong World Industries, Inc.(a)	30,000	1,598,400

Commercial Services & Supplies 2.0%

Waste Connections, Inc.	80,000	3,769,600

Electrical Equipment 1.3%

EnerSys	35,000	2,460,150

Machinery 0.9%

Mueller Industries, Inc.	50,000	1,736,000

Road & Rail 3.1%

Swift Transportation Co.(a)	250,000	5,667,500

Total Industrials		23,718,313

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	5

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
INFORMATION TECHNOLOGY 12.1%
Communications Equipment 4.9%

Calix, Inc.(a)	525,000	3,995,250

Extreme Networks, Inc.(a)	1,050,000	2,824,500

JDS Uniphase Corp.(a)	190,000	2,200,200

Total		9,019,950

Electronic Equipment, Instruments & Components 2.3%

Belden, Inc.	52,500	4,264,575

IT Services 2.8%

CACI International, Inc., Class A(a)	43,000	3,478,270

EPAM Systems, Inc.(a)	24,000	1,709,520

Total		5,187,790

Software 2.1%

Allot Communications Ltd.(a)	165,000	1,186,350

BroadSoft, Inc.(a)	80,000	2,765,600

Total		3,951,950

Total Information Technology		22,424,265

MATERIALS 6.5%
Chemicals 5.8%

Ferro Corp.(a)	300,000	5,034,000

Minerals Technologies, Inc.	82,500	5,620,725

Total		10,654,725

Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.7%

Owens-Illinois, Inc.(a)	60,000	1,376,400

Total Materials		12,031,125

TELECOMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 1.0%

Globalstar, Inc.(a)	900,000	1,899,000

Wireless Telecommunication Services 3.7%

Telephone & Data Systems, Inc.	235,000	6,909,000

Total Telecommunication Services		8,808,000

Total Common Stocks
(Cost: $113,982,817)		179,425,837

Money Market Funds 3.9%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.118%(b)(c)	7,228,153	7,228,153

Total Money Market Funds
(Cost: $7,228,153)		7,228,153

Total Investments
(Cost: $121,210,970)		186,653,990

Other Assets & Liabilities, Net		(1,190,944)

Net Assets		185,463,046

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,473,334	26,787,668	(23,032,849)	7,228,153	2,695	7,228,153

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	36,833,350	—	—	36,833,350

Consumer Staples	9,983,450	—	—	9,983,450

Energy	9,080,448	—	—	9,080,448

Financials	28,514,058	—	—	28,514,058

Health Care	28,032,828	—	—	28,032,828

Industrials	23,718,313	—	—	23,718,313

Information Technology	22,424,265	—	—	22,424,265

Materials	12,031,125	—	—	12,031,125

Telecommunication Services	8,808,000	—	—	8,808,000

Total Common Stocks	179,425,837	—	—	179,425,837

Money Market Funds	7,228,153	—	—	7,228,153

Total Investments	186,653,990	—	—	186,653,990

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $113,982,817)	$179,425,837

Affiliated issuers (identified cost $7,228,153)	7,228,153

Total investments (identified cost $121,210,970)	186,653,990

Receivable for:

Capital shares sold	247,282

Dividends	71,906

Expense reimbursement due from Investment Manager	13,855

Total assets	186,987,033

Liabilities

Payable for:

Investments purchased	1,154,372

Capital shares purchased	150,862

Investment management fees	130,135

Distribution and/or service fees	15,171

Transfer agent fees	9,884

Administration fees	13,178

Compensation of board members	21,472

Other expenses	28,913

Total liabilities	1,523,987

Net assets applicable to outstanding capital stock	$185,463,046

Represented by

Trust capital	$185,463,046

Total — representing net assets applicable to outstanding capital stock	$185,463,046

Class 1

Net assets	$73,415,006

Shares outstanding	3,489,431

Net asset value per share	$21.04

Class 2

Net assets	$24,001,724

Shares outstanding	1,155,381

Net asset value per share	$20.77

Class 3

Net assets	$88,046,316

Shares outstanding	4,210,001

Net asset value per share	$20.91

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$686,599

Dividends — affiliated issuers	2,695

Total income	689,294

Expenses:

Investment management fees	721,727

Distribution and/or service fees

Class 2	29,087

Class 3	54,937

Transfer agent fees

Class 1	21,464

Class 2	6,981

Class 3	26,369

Administration fees	73,087

Compensation of board members	6,337

Custodian fees	2,521

Printing and postage fees	23,107

Professional fees	12,718

Other	3,877

Total expenses	982,212

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(57,819)

Total net expenses	924,393

Net investment loss	(235,099)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	17,121,800

Net realized gain	17,121,800

Net change in unrealized appreciation (depreciation) on:

Investments	(3,999,809)

Net change in unrealized depreciation	(3,999,809)

Net realized and unrealized gain	13,121,991

Net increase in net assets resulting from operations	$12,886,892

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income (loss)	$(235,099)	$600,434

Net realized gain	17,121,800	36,014,857

Net change in unrealized depreciation	(3,999,809)	(26,324,295)

Net increase in net assets resulting from operations	12,886,892	10,290,996

Decrease in net assets from capital stock activity	(7,725,775)	(23,919,614)

Total increase (decrease) in net assets	5,161,117	(13,628,618)

Net assets at beginning of period	180,301,929	193,930,547

Net assets at end of period	$185,463,046	$180,301,929

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	230,849	4,782,323	152,759	2,878,325

Redemptions	(328,389)	(6,750,494)	(947,858)	(17,675,659)

Net decrease	(97,540)	(1,968,171)	(795,099)	(14,797,334)

Class 2 shares

Subscriptions	109,579	2,225,322	175,754	3,232,613

Redemptions	(108,813)	(2,221,429)	(177,856)	(3,265,314)

Net increase (decrease)	766	3,893	(2,102)	(32,701)

Class 3 shares

Subscriptions	50,576	1,035,577	152,054	2,850,015

Redemptions	(333,870)	(6,797,074)	(644,556)	(11,939,594)

Net decrease	(283,294)	(5,761,497)	(492,502)	(9,089,579)

Total net decrease	(380,068)	(7,725,775)	(1,289,703)	(23,919,614)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$19.60		$18.48	$12.44	$10.55	$11.52	$10.40

Income from investment operations:

Net investment income (loss)	(0.02)		0.08	(0.06)	(0.02)	(0.03)	(0.04)

Net realized and unrealized gain (loss)	1.46		1.04	6.10	1.91	(0.94)	1.16

Total from investment operations	1.44		1.12	6.04	1.89	(0.97)	1.12

Net asset value, end of period	$21.04		$19.60	$18.48	$12.44	$10.55	$11.52

Total return	7.35%		6.06%	48.55%	17.92%	(8.42%)	10.77%

Ratios to average net assets(b)

Total gross expenses	0.98	%(c)	0.98%	0.99%	1.01%	0.98%	1.09	%(c)

Total net expenses(d)	0.92	%(c)	0.93%	0.93%	0.94%	0.96%	1.09	%(c)

Net investment income (loss)	(0.17	%)(c)	0.44%	(0.40%)	(0.21%)	(0.27%)	(0.58	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$73,415		$70,315	$80,983	$63,490	$61,631	$6

Portfolio turnover	13%		27%	16%	6%	13%	5%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$19.38		$18.32	$12.36	$10.50	$11.50	$10.40

Income from investment operations:

Net investment income (loss)	(0.04)		0.02	(0.10)	(0.05)	(0.06)	(0.05)

Net realized and unrealized gain (loss)	1.43		1.04	6.06	1.91	(0.94)	1.15

Total from investment operations	1.39		1.06	5.96	1.86	(1.00)	1.10

Net asset value, end of period	$20.77		$19.38	$18.32	$12.36	$10.50	$11.50

Total return	7.17%		5.79%	48.22%	17.71%	(8.70%)	10.58%

Ratios to average net assets(b)

Total gross expenses	1.23	%(c)	1.23%	1.24%	1.26%	1.24%	1.36	%(c)

Total net expenses(d)	1.17	%(c)	1.18%	1.18%	1.19%	1.21%	1.33	%(c)

Net investment income (loss)	(0.41	%)(c)	0.13%	(0.64%)	(0.46%)	(0.52%)	(0.66	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$24,002		$22,376	$21,186	$14,236	$12,858	$190

Portfolio turnover	13%		27%	16%	6%	13%	5%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$19.50		$18.40	$12.40	$10.53	$11.51	$9.08

Income from investment operations:

Net investment income (loss)	(0.03)		0.05	(0.08)	(0.04)	(0.05)	(0.07)

Net realized and unrealized gain (loss)	1.44		1.05	6.08	1.91	(0.93)	2.50

Total from investment operations	1.41		1.10	6.00	1.87	(0.98)	2.43

Net asset value, end of period	$20.91		$19.50	$18.40	$12.40	$10.53	$11.51

Total return	7.23%		5.98%	48.39%	17.76%	(8.51%)	26.79%

Ratios to average net assets(a)

Total gross expenses	1.11	%(b)	1.11%	1.11%	1.13%	1.13%	1.21%

Total net expenses(c)	1.04	%(b)	1.05%	1.05%	1.06%	1.10%	1.20%

Net investment income (loss)	(0.29	%)(b)	0.28%	(0.52%)	(0.34%)	(0.45%)	(0.76%)

Supplemental data

Net assets, end of period (in thousands)	$88,046		$87,610	$91,762	$65,937	$68,550	$88,168

Portfolio turnover	13%		27%	16%	6%	13%	5%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Select Smaller-Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of

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COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

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COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.79% to 0.70% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.79% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board,

including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $743.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses

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COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 Through June 30, 2015	Voluntary Expense Cap Prior to May 1, 2015
Class 1	0.900%	0.900%	0.930%
Class 2	1.150	1.150	1.180
Class 3	1.025	1.025	1.055

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $22,510,592 and $33,550,050, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2015, one unaffiliated shareholder of record owned 29.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 52.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As

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COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Smaller-Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

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COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015	21

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Smaller-Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

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COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

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COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	25

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6488 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Dividend Opportunity Fund (the Fund) Class 3 shares returned -1.56% for the six-month period that ended June 30, 2015.

■	During the same time period, the Fund outperformed the MSCI USA High Dividend Yield Index (Net), which returned -3.11%, and underperformed the Russell 1000 Value Index, which returned -0.61%.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-1.50	0.46	13.59	6.70
Class 2*	05/03/10	-1.62	0.21	13.30	6.49
Class 3	09/15/99	-1.56	0.36	13.45	6.62
MSCI USA High Dividend Yield Index (Net)		-3.11	2.30	15.85	7.28
Russell 1000 Value Index		-0.61	4.13	16.50	7.05

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The MSCI USA High Dividend Yield Index (Net) is composed of those securities in the MSCI USA Index that have higher-than-average dividend yield (e.g. 30% higher than that of the MSCI USA Index), a track record of consistent dividend payments and the capacity to sustain future dividend payments. The MSCI USA Index is a free float adjusted market capitalization index that is designed to measure large- and mid-cap U.S. equity market performance.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI USA High Dividend Yield Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Altria Group, Inc.	4.8
Pfizer, Inc.	4.5
AT&T, Inc.	4.3
Johnson & Johnson	4.2
Cisco Systems, Inc.	4.1
Philip Morris International, Inc.	4.0
Microsoft Corp.	3.9
Procter & Gamble Co. (The)	3.6
Merck & Co., Inc.	3.1
Occidental Petroleum Corp.	3.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	89.1
Equity-Linked Notes	8.5
Money Market Funds	2.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	6.2
Consumer Staples	21.2
Energy	16.4
Financials	3.9
Health Care	16.8
Industrials	4.0
Information Technology	13.5
Materials	2.0
Telecommunication Services	9.4
Utilities	6.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Steven Schroll

Paul Stocking

Dean Ramos, CFA

Semiannual Report 2015	3

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	985.00	1,021.37	3.40	3.46	0.69
Class 2	1,000.00	1,000.00	983.80	1,020.08	4.67	4.76	0.95
Class 3	1,000.00	1,000.00	984.40	1,020.68	4.08	4.16	0.83

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

4	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 88.7%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 5.5%
Automobiles 0.9%

General Motors Co.	503,067	16,767,223

Hotels, Restaurants & Leisure 1.1%

McDonald’s Corp.	209,262	19,894,538

Household Durables 1.2%

Leggett & Platt, Inc.	444,720	21,648,970

Leisure Products 0.3%

Mattel, Inc.	205,190	5,271,331

Media 2.0%

National CineMedia, Inc.	428,642	6,841,127

Pearson PLC	482,518	9,135,784

Regal Entertainment Group, Class A	479,709	10,030,715

Vivendi SA	371,008	9,358,110

Total		35,365,736

Total Consumer Discretionary		98,947,798

CONSUMER STAPLES 18.8%
Beverages 2.8%

Anheuser-Busch InBev NV	171,004	20,494,202

Coca-Cola Co. (The)	415,687	16,307,401

PepsiCo, Inc.	144,513	13,488,843

Total		50,290,446

Food & Staples Retailing 0.4%

Wesfarmers Ltd.	225,433	6,779,479

Food Products 1.0%

General Mills, Inc.	332,789	18,543,003

Household Products 3.5%

Procter & Gamble Co. (The)	804,829	62,969,821

Personal Products 0.5%

Unilever PLC	197,618	8,476,848

Tobacco 10.6%

Altria Group, Inc.	1,715,006	83,880,943

British American Tobacco PLC	326,227	17,504,748

Imperial Tobacco Group PLC	274,028	13,205,474

Philip Morris International, Inc.	878,558	70,433,995

Reynolds American, Inc.	70,606	5,271,444

Total		190,296,604

Total Consumer Staples		337,356,201

ENERGY 14.5%
Oil, Gas & Consumable Fuels 14.5%

BP PLC, ADR	808,459	32,306,022

Cenovus Energy, Inc.	254,904	4,075,607

Common Stocks (continued)
Issuer	Shares	Value ($)
Chevron Corp.	262,904	25,362,349

ConocoPhillips	641,226	39,377,689

Enbridge, Inc.	95,691	4,477,382

ENI SpA	1,102,450	19,566,729

Exxon Mobil Corp.	318,652	26,511,846

Kinder Morgan, Inc.	467,726	17,956,001

Occidental Petroleum Corp.	669,920	52,099,678

Phillips 66	145,663	11,734,611

Spectra Energy Corp.	334,189	10,894,561

Total SA	337,697	16,403,293

Total		260,765,768

Total Energy		260,765,768

FINANCIALS 3.5%
Banks 2.7%

Bank of China Ltd., Class H	20,495,000	13,300,872

Bank of Montreal	150,215	8,904,745

Industrial & Commercial Bank of China Ltd., Class H	18,431,000	14,625,481

JPMorgan Chase & Co.	157,842	10,695,374

Total		47,526,472

Capital Markets 0.8%

BlackRock, Inc.	23,982	8,297,293

New Mountain Finance Corp.	435,145	6,305,251

Total		14,602,544

Total Financials		62,129,016

HEALTH CARE 14.9%
Biotechnology 1.0%

Gilead Sciences, Inc.	152,255	17,826,015

Pharmaceuticals 13.9%

AbbVie, Inc.	298,983	20,088,668

AstraZeneca PLC, ADR	79,076	5,037,932

Eli Lilly & Co.	128,315	10,713,019

Johnson & Johnson	746,933	72,796,090

Merck & Co., Inc.	952,623	54,232,828

Novartis AG, ADR	86,232	8,480,055

Pfizer, Inc.	2,357,730	79,054,687

Total		250,403,279

Total Health Care		268,229,294

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	5

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
INDUSTRIALS 3.6%
Aerospace & Defense 2.9%

BAE Systems PLC	1,248,888	8,853,966

Lockheed Martin Corp.	232,908	43,297,597

Total		52,151,563

Commercial Services & Supplies 0.7%

RR Donnelley & Sons Co.	691,112	12,046,082

Total Industrials		64,197,645

INFORMATION TECHNOLOGY 11.9%
Communications Equipment 4.0%

Cisco Systems, Inc.	2,597,279	71,321,281

IT Services 0.4%

Paychex, Inc.	172,085	8,067,345

Semiconductors & Semiconductor Equipment 3.1%

Intel Corp.	1,093,283	33,252,202

Maxim Integrated Products, Inc.	144,230	4,986,752

Microchip Technology, Inc.	372,964	17,687,818

Total		55,926,772

Software 3.8%

Microsoft Corp.	1,546,805	68,291,441

Technology Hardware, Storage & Peripherals 0.6%

Seagate Technology PLC	232,174	11,028,265

Total Information Technology		214,635,104

MATERIALS 1.8%
Chemicals 1.2%

LyondellBasell Industries NV, Class A	202,730	20,986,610

Metals & Mining 0.6%

Nucor Corp.	167,020	7,360,571

Rio Tinto PLC	82,604	3,392,751

Total		10,753,322

Total Materials		31,739,932

TELECOMMUNICATION SERVICES 8.4%
Diversified Telecommunication Services 7.3%

AT&T, Inc.	2,123,603	75,430,379

BCE, Inc.	316,223	13,439,478

CenturyLink, Inc.	776,442	22,811,866

Orange SA	606,243	9,333,761

Verizon Communications, Inc.	219,653	10,238,026

Total		131,253,510

Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 1.1%

Vodafone Group PLC	1,633,742	5,900,288

Vodafone Group PLC, ADR	353,180	12,873,411

Total		18,773,699

Total Telecommunication Services		150,027,209

UTILITIES 5.8%
Electric Utilities 2.6%

American Electric Power Co., Inc.	145,496	7,706,923

Duke Energy Corp.	240,275	16,968,221

PPL Corp.	319,259	9,408,563

Xcel Energy, Inc.	401,502	12,920,334

Total		47,004,041

Multi-Utilities 3.2%

Ameren Corp.	223,467	8,420,236

CMS Energy Corp.	109,559	3,488,359

DTE Energy Co.	53,761	4,012,721

National Grid PLC	810,818	10,411,109

PG&E Corp.	201,858	9,911,228

Public Service Enterprise Group, Inc.	219,392	8,617,718

Sempra Energy	131,278	12,988,645

Total		57,850,016

Total Utilities		104,854,057

Total Common Stocks
(Cost: $1,547,759,877)		1,592,882,024

Equity-Linked Notes 8.4%
Issuer	Coupon Rate	Shares	Value ($)
Deutsche Bank AG(a) (linked to common stock of Allergan PLC)
09/24/15	5.000%	38,230	11,462,501
(linked to common stock of Devon Energy Corp.)
07/31/15	4.000%	281,200	16,603,173
(linked to common stock of Dow Chemical Co. (The))
09/03/15	5.370%	222,580	11,229,829
(linked to common stock of SABMiller PLC)
08/26/15	14.370%	212,330	10,930,748

Goldman Sachs Group, Inc. (The)(a) (linked to a basket of 42 oil and gas exploration and production securities)
07/28/15	7.000%	200,698	12,172,655
(linked to common stock of Blackstone Group L.P. (The))
09/08/15	5.350%	201,150	8,120,687
09/08/15	5.350%	156,380	6,308,103
(linked to common stock of Dow Chemical Co. (The))
09/03/15	5.000%	806,204	41,149,297
(linked to common stock of Pioneer Natural Resources Co.)
07/22/15	5.800%	82,288	11,415,633

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Equity-Linked Notes (continued)
Issuer	Coupon Rate	Shares	Value ($)
(linked to common stock of Suncor Energy, Inc.)
07/29/15	5.000%	374,400	10,305,510

JPMorgan Chase & Co. (linked to common stock of KKR & Co., LP)(a)
09/22/15	6.650%	522,680	11,896,197

Total Equity-Linked Notes
(Cost: $162,015,766)			151,594,333

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	42,397,998	42,397,998

Total Money Market Funds
(Cost: $42,397,998)		42,397,998

Total Investments
(Cost: $1,752,173,641)		1,786,874,355

Other Assets & Liabilities, Net		8,273,119

Net Assets		1,795,147,474

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $151,594,333 or 8.44% of net assets.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	133,741,912	771,216,897	(862,560,811)	42,397,998	41,308	42,397,998

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	80,453,904	18,493,894	—	98,947,798

Consumer Staples	270,895,450	66,460,751	—	337,356,201

Energy	224,795,746	35,970,022	—	260,765,768

Financials	34,202,663	27,926,353	—	62,129,016

Health Care	268,229,294	—	—	268,229,294

Industrials	55,343,679	8,853,966	—	64,197,645

Information Technology	214,635,104	—	—	214,635,104

Materials	28,347,181	3,392,751	—	31,739,932

Telecommunication Services	134,793,160	15,234,049	—	150,027,209

Utilities	94,442,948	10,411,109	—	104,854,057

Total Common Stocks	1,406,139,129	186,742,895	—	1,592,882,024

Equity-Linked Notes	—	151,594,333	—	151,594,333

Money Market Funds	42,397,998	—	—	42,397,998

Total Investments	1,448,537,127	338,337,228	—	1,786,874,355

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,709,775,643)	$1,744,476,357

Affiliated issuers (identified cost $42,397,998)	42,397,998

Total investments (identified cost $1,752,173,641)	1,786,874,355

Cash	336,345

Receivable for:

Investments sold	7,479,670

Capital shares sold	39,193

Dividends	7,100,454

Interest	282,077

Foreign tax reclaims	846,850

Trustees’ deferred compensation plan	30,541

Total assets	1,802,989,485

Liabilities

Payable for:

Investments purchased	4,562,674

Capital shares purchased	1,432,303

Investment management fees	1,108,334

Distribution and/or service fees	133,718

Transfer agent fees	113,467

Administration fees	101,133

Compensation of board members	221,144

Other expenses	138,697

Trustees’ deferred compensation plan	30,541

Total liabilities	7,842,011

Net assets applicable to outstanding capital stock	$1,795,147,474

Represented by

Trust capital	$1,795,147,474

Total — representing net assets applicable to outstanding capital stock	$1,795,147,474

Class 1

Net assets	$657,350,872

Shares outstanding	33,388,335

Net asset value per share	$19.69

Class 2

Net assets	$46,702,719

Shares outstanding	2,404,567

Net asset value per share	$19.42

Class 3

Net assets	$1,091,093,883

Shares outstanding	55,802,762

Net asset value per share	$19.55

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$66,692,700

Dividends — affiliated issuers	41,308

Interest	8,636,688

Foreign taxes withheld	(3,598,975)

Total income	71,771,721

Expenses:

Investment management fees	8,883,194

Distribution and/or service fees

Class 2	57,864

Class 3	722,936

Transfer agent fees

Class 1	584,530

Class 2	13,887

Class 3	346,998

Administration fees	807,835

Compensation of board members	31,866

Custodian fees	32,329

Printing and postage fees	219,337

Professional fees	33,544

Other	44,900

Total expenses	11,779,220

Net investment income	59,992,501

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	282,172,852

Foreign currency translations	(368,980)

Net realized gain	281,803,872

Net change in unrealized appreciation (depreciation) on:

Investments	(343,656,329)

Foreign currency translations	(7,091)

Net change in unrealized depreciation	(343,663,420)

Net realized and unrealized loss	(61,859,548)

Net decrease in net assets from operations	$(1,867,047)

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$59,992,501	$109,689,112

Net realized gain	281,803,872	445,631,727

Net change in unrealized depreciation	(343,663,420)	(237,936,561)

Net increase (decrease) in net assets resulting from operations	(1,867,047)	317,384,278

Decrease in net assets from capital stock activity	(1,679,131,412)	(336,137,912)

Total decrease in net assets	(1,680,998,459)	(18,753,634)

Net assets at beginning of period	3,476,145,933	3,494,899,567

Net assets at end of period	$1,795,147,474	$3,476,145,933

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	3,941,725	79,808,035	11,633,916	219,689,562

Redemptions	(82,372,336)	(1,673,023,502)	(20,887,125)	(380,544,134)

Net decrease	(78,430,611)	(1,593,215,467)	(9,253,209)	(160,854,572)

Class 2 shares

Subscriptions	266,168	5,288,185	579,155	10,988,166

Redemptions	(115,302)	(2,292,961)	(201,921)	(3,840,411)

Net increase	150,866	2,995,224	377,234	7,147,755

Class 3 shares

Subscriptions	28,054	561,839	61,526	1,149,766

Redemptions	(4,468,287)	(89,473,008)	(9,688,143)	(183,580,861)

Net decrease	(4,440,233)	(88,911,169)	(9,626,617)	(182,431,095)

Total net decrease	(82,719,978)	(1,679,131,412)	(18,502,592)	(336,137,912)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$19.99		$18.16	$14.32	$12.55	$13.19	$12.05

Income from investment operations:

Net investment income	0.38		0.62	0.45	0.40	0.23	0.13

Net realized and unrealized gain (loss)	(0.68)		1.21	3.39	1.37	(0.87)	1.01

Total from investment operations	(0.30)		1.83	3.84	1.77	(0.64)	1.14

Net asset value, end of period	$19.69		$19.99	$18.16	$14.32	$12.55	$13.19

Total return	(1.50%)		10.08%	26.81%	14.10%	(4.85%)	9.46%

Ratios to average net assets(b)

Total gross expenses	0.69	%(c)	0.69%	0.70%	0.69%	0.74%	0.78	%(c)

Total net expenses(d)	0.69	%(c)	0.69%	0.70%	0.69%	0.74%	0.78	%(c)

Net investment income	3.82	%(c)	3.25%	2.71%	2.89%	1.74%	1.68	%(c)

Supplemental data

Net assets, end of period (in thousands)	$657,351		$2,235,149	$2,198,787	$1,803,841	$1,737,503	$1,554,975

Portfolio turnover	45%		86%	71%	64%	41%	26%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$19.74		$17.98	$14.21	$12.48	$13.15	$12.05

Income from investment operations:

Net investment income	0.36		0.57	0.40	0.37	0.22	0.11

Net realized and unrealized gain (loss)	(0.68)		1.19	3.37	1.36	(0.89)	0.99

Total from investment operations	(0.32)		1.76	3.77	1.73	(0.67)	1.10

Net asset value, end of period	$19.42		$19.74	$17.98	$14.21	$12.48	$13.15

Total return	(1.62%)		9.79%	26.53%	13.86%	(5.09%)	9.13%

Ratios to average net assets(b)

Total gross expenses	0.95	%(c)	0.94%	0.95%	0.94%	0.97%	1.03	%(c)

Total net expenses(d)	0.95	%(c)	0.94%	0.95%	0.94%	0.97%	1.03	%(c)

Net investment income	3.68	%(c)	3.01%	2.46%	2.69%	1.71%	1.37	%(c)

Supplemental data

Net assets, end of period (in thousands)	$46,703		$44,491	$33,741	$18,873	$15,653	$1,191

Portfolio turnover	45%		86%	71%	64%	41%	26%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$19.86		$18.07	$14.26	$12.51	$13.17	$11.27

Income from investment operations:

Net investment income	0.38		0.60	0.42	0.38	0.20	0.17

Net realized and unrealized gain (loss)	(0.69)		1.19	3.39	1.37	(0.86)	1.73

Total from investment operations	(0.31)		1.79	3.81	1.75	(0.66)	1.90

Net asset value, end of period	$19.55		$19.86	$18.07	$14.26	$12.51	$13.17

Total return	(1.56%)		9.91%	26.72%	13.99%	(5.01%)	16.83%

Ratios to average net assets(a)

Total gross expenses	0.83	%(b)	0.81%	0.82%	0.82%	0.86%	0.90%

Total net expenses(c)	0.83	%(b)	0.81%	0.82%	0.82%	0.86%	0.90%

Net investment income	3.78	%(b)	3.14%	2.58%	2.74%	1.57%	1.42%

Supplemental data

Net assets, end of period (in thousands)	$1,091,094		$1,196,506	$1,262,372	$1,134,402	$1,222,104	$1,572,800

Portfolio turnover	45%		86%	71%	64%	41%	26%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Dividend Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

16	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Equity-Linked Notes

The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an

Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue

Semiannual Report 2015	17

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the

18	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.66% to 0.49% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.56% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.05% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $3,223.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment

Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 Through June 30, 2015	Voluntary Expense Cap Prior to May 1, 2015
Class 1	0.760%	0.760%	0.770%
Class 2	1.010	1.010	1.020
Class 3	0.885	0.885	0.895

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater

Semiannual Report 2015	19

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,353,152,820 and $2,938,463,478, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 96.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise

20	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015	21

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Dividend Opportunity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

22	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015	23

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Dividend Opportunity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

24	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations, noting its recently improved performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015	25

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COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

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28	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	29

Columbia Variable Portfolio – Dividend Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6469 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

(formerly Columbia Variable Portfolio – S&P 500 Index Fund)

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Large Cap Index Fund (the Fund) Class 3 shares returned 0.99% for the six-month period that ended June 30, 2015.

■	The Fund underperformed its benchmark, the S&P 500 Index, which rose 1.23% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	04/25/11	1.06	7.07	16.93	7.50
Class 2*	04/25/11	0.93	6.84	16.69	7.36
Class 3	05/01/00	0.99	6.95	16.82	7.45
S&P 500 Index		1.23	7.42	17.34	7.89

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class- related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Apple, Inc.	4.0
Microsoft Corp.	2.0
Exxon Mobil Corp.	1.9
Johnson & Johnson	1.5
General Electric Co.	1.5
Wells Fargo & Co.	1.4
JPMorgan Chase & Co.	1.4
Berkshire Hathaway, Inc., Class B	1.4
Procter & Gamble Co. (The)	1.2
Pfizer, Inc.	1.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	97.6
Money Market Funds	2.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	12.8
Consumer Staples	9.4
Energy	7.8
Financials	16.5
Health Care	15.4
Industrials	10.1
Information Technology	19.7
Materials	3.2
Telecommunication Services	2.3
Utilities	2.8
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Christopher Lo*

Vadim Shteyn

*	Effective December 2014, Mr. Lo was named a Portfolio Manager of the Fund. Alfred Alley no longer serves as a Portfolio Manager of the Fund.

Semiannual Report 2015	3

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,010.60	1,023.16	1.65	1.66	0.33
Class 2	1,000.00	1,000.00	1,009.30	1,021.97	2.84	2.86	0.57
Class 3	1,000.00	1,000.00	1,009.90	1,022.61	2.19	2.21	0.44

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.7%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 12.5%
Auto Components 0.4%

BorgWarner, Inc.	3,894	221,335 423,238
Delphi Automotive PLC	4,974

Goodyear Tire & Rubber Co. (The)	4,642	139,956

Johnson Controls, Inc.	11,278	558,599

Total		1,343,128

Automobiles 0.6%

Ford Motor Co.	68,462	1,027,615

General Motors Co.	23,255	775,089

Harley-Davidson, Inc.	3,600	202,860

Total		2,005,564

Distributors 0.1%

Genuine Parts Co.	2,620	234,569

Diversified Consumer Services 0.1%

H&R Block, Inc.	4,745	140,689

Hotels, Restaurants & Leisure 1.7%

Carnival Corp.	7,772	383,859

Chipotle Mexican Grill, Inc.(a)	536	324,275

Darden Restaurants, Inc.	2,163	153,746

Marriott International, Inc., Class A	3,553	264,308

McDonald’s Corp.	16,509	1,569,511

Royal Caribbean Cruises Ltd.	2,840	223,479

Starbucks Corp.	25,844	1,385,626

Starwood Hotels & Resorts Worldwide, Inc.	2,942	238,567

Wyndham Worldwide Corp.	2,071	169,636

Wynn Resorts Ltd.	1,408	138,927

Yum! Brands, Inc.	7,442	670,375

Total		5,522,309

Household Durables 0.4%

D.R. Horton, Inc.	5,748	157,265

Garmin Ltd.	2,073	91,067

Harman International Industries, Inc.	1,227	145,939

Leggett & Platt, Inc.	2,375	115,615

Lennar Corp., Class A	3,070	156,693

Mohawk Industries, Inc.(a)	1,070	204,263

Newell Rubbermaid, Inc.	4,629	190,298

PulteGroup, Inc.	5,647	113,787

Whirlpool Corp.	1,358	235,002

Total		1,409,929

Internet & Catalog Retail 1.5%

Amazon.com, Inc.(a)	6,576	2,854,576

Expedia, Inc.	1,718	187,863

Common Stocks (continued)
Issuer	Shares	Value ($)

Netflix, Inc.(a)	1,044	685,845

Priceline Group, Inc. (The)(a)	895	1,030,476

TripAdvisor, Inc.(a)	1,926	167,832

Total		4,926,592

Leisure Products 0.1%

Hasbro, Inc.	1,925	143,971

Mattel, Inc.	5,832	149,824

Total		293,795

Media 3.6%

Cablevision Systems Corp., Class A	3,798	90,924

CBS Corp., Class B Non Voting	7,801	432,956

Comcast Corp., Class A	43,293	2,603,641

DIRECTV(a)	8,663	803,840

Discovery Communications, Inc., Class A(a)	2,569	85,445

Discovery Communications, Inc., Class C(a)	4,494	139,674

Gannett Co., Inc.(a)	1,955	27,350

Interpublic Group of Companies, Inc. (The)	7,107	136,952

News Corp., Class A(a)	8,622	125,795

Omnicom Group, Inc.	4,205	292,205

Scripps Networks Interactive, Inc., Class A	1,634	106,815

TEGNA, Inc.	3,910	125,394

Time Warner Cable, Inc.	4,871	867,866

Time Warner, Inc.	14,206	1,241,746

Twenty-First Century Fox, Inc., Class A	30,469	991,614

Viacom, Inc., Class B	6,152	397,665

Walt Disney Co. (The)	26,882	3,068,311

Total		11,538,193

Multiline Retail 0.8%

Dollar General Corp.	5,115	397,640

Dollar Tree, Inc.(a)	3,553	280,651

Family Dollar Stores, Inc.	1,657	130,588

Kohl’s Corp.	3,411	213,563

Macy’s, Inc.	5,796	391,056

Nordstrom, Inc.	2,432	181,184

Target Corp.	10,992	897,277

Total		2,491,959

Specialty Retail 2.3%

AutoNation, Inc.(a)	1,295	81,559

AutoZone, Inc.(a)	542	361,460

Bed Bath & Beyond, Inc.(a)	2,951	203,560

Best Buy Co., Inc.	5,044	164,485

CarMax, Inc.(a)	3,599	238,290

GameStop Corp., Class A	1,836	78,875

Gap, Inc. (The)	4,529	172,872

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	5

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Home Depot, Inc. (The)	22,374	2,486,423

L Brands, Inc.	4,219	361,695

Lowe’s Companies, Inc.	16,065	1,075,873

O’Reilly Automotive, Inc.(a)	1,742	393,657

Ross Stores, Inc.	7,130	346,589

Staples, Inc.	11,029	168,854

Tiffany & Co.	1,934	177,541

TJX Companies, Inc. (The)	11,718	775,380

Tractor Supply Co.	2,345	210,909

Urban Outfitters, Inc.(a)	1,682	58,870

Total		7,356,892

Textiles, Apparel & Luxury Goods 0.9%

Coach, Inc.	4,763	164,848

Fossil Group, Inc.(a)	742	51,465

Hanesbrands, Inc.	6,920	230,574

Michael Kors Holdings Ltd.(a)	3,425	144,158

Nike, Inc., Class B	11,993	1,295,484

PVH Corp.	1,421	163,699

Ralph Lauren Corp.	1,036	137,125

Under Armour, Inc., Class A(a)	2,895	241,559

VF Corp.	5,851	408,049

Total		2,836,961

Total Consumer Discretionary		40,100,580

CONSUMER STAPLES 9.2%
Beverages 2.1%

Brown-Forman Corp., Class B	2,682	268,683

Coca-Cola Co. (The)	67,562	2,650,457

Coca-Cola Enterprises, Inc.	3,692	160,381

Constellation Brands, Inc., Class A	2,916	338,314

Dr. Pepper Snapple Group, Inc.	3,307	241,080

Molson Coors Brewing Co., Class B	2,745	191,628

Monster Beverage Corp.(a)	2,530	339,071

PepsiCo, Inc.	25,417	2,372,423

Total		6,562,037

Food & Staples Retailing 2.3%

Costco Wholesale Corp.	7,573	1,022,809

CVS Health Corp.	19,432	2,038,028

Kroger Co. (The)	8,445	612,347

SYSCO Corp.	10,230	369,303

Wal-Mart Stores, Inc.	27,178	1,927,736

Walgreens Boots Alliance, Inc.	15,025	1,268,711

Whole Foods Market, Inc.	6,171	243,384

Total		7,482,318

Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.6%

Archer-Daniels-Midland Co.	10,682	515,086

Campbell Soup Co.	3,058	145,714

ConAgra Foods, Inc.	7,351	321,386

General Mills, Inc.	10,269	572,189

Hershey Co. (The)	2,524	224,207

Hormel Foods Corp.	2,320	130,778

JM Smucker Co. (The)	1,667	180,719

Kellogg Co.	4,316	270,613

Keurig Green Mountain, Inc.	1,990	152,494

Kraft Foods Group, Inc.	10,197	868,172

McCormick & Co., Inc.	2,197	177,847

Mead Johnson Nutrition Co.	3,490	314,868

Mondelez International, Inc., Class A	28,019	1,152,702

Tyson Foods, Inc., Class A	5,024	214,173

Total		5,240,948

Household Products 1.7%

Clorox Co. (The)	2,259	234,981

Colgate-Palmolive Co.	14,641	957,668

Kimberly-Clark Corp.	6,268	664,220

Procter & Gamble Co. (The)	46,725	3,655,764

Total		5,512,633

Personal Products 0.1%

Estee Lauder Companies, Inc. (The), Class A	3,840	332,775

Tobacco 1.4%

Altria Group, Inc.	33,868	1,656,484

Philip Morris International, Inc.	26,682	2,139,096

Reynolds American, Inc.	7,155	534,192

Total		4,329,772

Total Consumer Staples		29,460,483

ENERGY 7.6%
Energy Equipment & Services 1.2%

Baker Hughes, Inc.	7,483	461,701

Cameron International Corp.(a)	3,296	172,611

Diamond Offshore Drilling, Inc.	1,157	29,862

Ensco PLC, Class A	4,038	89,926

FMC Technologies, Inc.(a)	3,973	164,840

Halliburton Co.	14,653	631,105

Helmerich & Payne, Inc.	1,856	130,700

National Oilwell Varco, Inc.	6,678	322,414

Noble Corp. PLC	4,165	64,099

Schlumberger Ltd.	21,869	1,884,889

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Transocean Ltd.	5,880	94,786

Total		4,046,933

Oil, Gas & Consumable Fuels 6.4%

Anadarko Petroleum Corp.	8,751	683,103

Apache Corp.	6,495	374,307

Cabot Oil & Gas Corp.	7,119	224,533

Chesapeake Energy Corp.	8,916	99,592

Chevron Corp.	32,388	3,124,470

Cimarex Energy Co.	1,610	177,599

ConocoPhillips	21,232	1,303,857

CONSOL Energy, Inc.	3,943	85,721

Devon Energy Corp.	6,656	395,965

EOG Resources, Inc.	9,449	827,260

EQT Corp.	2,621	213,192

Exxon Mobil Corp.	72,009	5,991,149

Hess Corp.	4,212	281,699

Kinder Morgan, Inc.	29,869	1,146,671

Marathon Oil Corp.	11,620	308,395

Marathon Petroleum Corp.	9,352	489,203

Murphy Oil Corp.	2,879	119,680

Newfield Exploration Co.(a)	2,808	101,425

Noble Energy, Inc.	6,663	284,377

Occidental Petroleum Corp.	13,229	1,028,819

ONEOK, Inc.	3,594	141,891

Phillips 66	9,339	752,350

Pioneer Natural Resources Co.	2,567	356,017

Range Resources Corp.	2,869	141,671

Southwestern Energy Co.(a)	6,667	151,541

Spectra Energy Corp.	11,566	377,052

Tesoro Corp.	2,169	183,085

Valero Energy Corp.	8,762	548,501

Williams Companies, Inc. (The)	11,613	666,470

Total		20,579,595

Total Energy		24,626,528

FINANCIALS 16.1%
Banks 6.0%

Bank of America Corp.	180,870	3,078,407

BB&T Corp.	12,588	507,422

Citigroup, Inc.	52,259	2,886,787

Comerica, Inc.	3,070	157,552

Fifth Third Bancorp	13,946	290,356

Huntington Bancshares, Inc.	13,924	157,481

JPMorgan Chase & Co.	63,917	4,331,016

Common Stocks (continued)
Issuer	Shares	Value ($)

KeyCorp	14,610	219,442

M&T Bank Corp.	2,294	286,589

People’s United Financial, Inc.	5,328	86,367

PNC Financial Services Group, Inc. (The)	8,916	852,815

Regions Financial Corp.	23,083	239,140

SunTrust Banks, Inc.	8,886	382,276

U.S. Bancorp	30,533	1,325,132

Wells Fargo & Co.	80,703	4,538,737

Zions Bancorporation	3,499	111,041

Total		19,450,560

Capital Markets 2.3%

Affiliated Managers Group, Inc.(a)	945	206,577

Ameriprise Financial, Inc.(b)	3,125	390,406

Bank of New York Mellon Corp. (The)	19,314	810,609

BlackRock, Inc.	2,185	755,966

Charles Schwab Corp. (The)	19,904	649,866

E*TRADE Financial Corp.(a)	4,996	149,630

Franklin Resources, Inc.	6,720	329,482

Goldman Sachs Group, Inc. (The)	6,919	1,444,618

Invesco Ltd.	7,419	278,138

Legg Mason, Inc.	1,678	86,467

Morgan Stanley	26,469	1,026,733

Northern Trust Corp.	3,779	288,942

State Street Corp.	7,086	545,622

T. Rowe Price Group, Inc.	4,527	351,884

Total		7,314,940

Consumer Finance 0.8%

American Express Co.	15,050	1,169,686

Capital One Financial Corp.	9,410	827,798

Discover Financial Services	7,618	438,949

Navient Corp.	6,695	121,916

Total		2,558,349

Diversified Financial Services 1.9%

Berkshire Hathaway, Inc., Class B(a)	31,406	4,274,671

CME Group, Inc.	5,460	508,108

Intercontinental Exchange, Inc.	1,925	430,449

Leucadia National Corp.	5,426	131,743

McGraw Hill Financial, Inc.	4,713	473,421

Moody’s Corp.	3,063	330,681

NASDAQ OMX Group, Inc. (The)	2,044	99,768

Total		6,248,841

Insurance 2.7%

ACE Ltd.	5,628	572,255

Aflac, Inc.	7,471	464,696

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Allstate Corp. (The)	7,043	456,879

American International Group, Inc.	22,964	1,419,635

Aon PLC	4,855	483,946

Assurant, Inc.	1,167	78,189

Chubb Corp. (The)	3,953	376,088

Cincinnati Financial Corp.	2,547	127,809

Genworth Financial, Inc., Class A(a)	8,564	64,830

Hartford Financial Services Group, Inc. (The)	7,234	300,717

Lincoln National Corp.	4,353	257,785

Loews Corp.	5,118	197,094

Marsh & McLennan Companies, Inc.	9,273	525,779

MetLife, Inc.	19,215	1,075,848

Principal Financial Group, Inc.	4,723	242,243

Progressive Corp. (The)	9,195	255,897

Prudential Financial, Inc.	7,802	682,831

Torchmark Corp.	2,168	126,221

Travelers Companies, Inc. (The)	5,492	530,857

Unum Group	4,296	153,582

XL Group PLC	5,277	196,304

Total		8,589,485

Real Estate Investment Trusts (REITs) 2.3%

American Tower Corp.	7,289	679,991

Apartment Investment & Management Co., Class A	2,694	99,489

AvalonBay Communities, Inc.	2,272	363,225

Boston Properties, Inc.	2,643	319,909

Crown Castle International Corp.	5,813	466,784

Equity Residential	6,267	439,755

Essex Property Trust, Inc.	1,130	240,125

General Growth Properties, Inc.	10,835	278,026

HCP, Inc.	7,954	290,082

Health Care REIT, Inc.	6,041	396,471

Host Hotels & Resorts, Inc.	13,052	258,821

Iron Mountain, Inc.	3,228	100,068

Kimco Realty Corp.	7,105	160,147

Macerich Co. (The)	2,425	180,905

Plum Creek Timber Co., Inc.	3,026	122,765

ProLogis, Inc.	9,027	334,902

Public Storage	2,504	461,662

Realty Income Corp.	4,000	177,560

Simon Property Group, Inc.	5,364	928,079

SL Green Realty Corp.	1,720	189,011

Ventas, Inc.	5,698	353,789

Vornado Realty Trust	3,015	286,214

Common Stocks (continued)
Issuer	Shares	Value ($)

Weyerhaeuser Co.	8,913	280,759

Total		7,408,539

Real Estate Management & Development 0.1%

CBRE Group, Inc., Class A(a)	4,816	178,192

Thrifts & Mortgage Finance —%

Hudson City Bancorp, Inc.	8,300	82,004

Total Financials		51,830,910

HEALTH CARE 15.1%
Biotechnology 3.1%

Alexion Pharmaceuticals, Inc.(a)	3,852	696,326

Amgen, Inc.	13,099	2,010,959

Biogen, Inc.(a)	4,050	1,635,957

Celgene Corp.(a)	13,655	1,580,361

Gilead Sciences, Inc.	25,308	2,963,061

Regeneron Pharmaceuticals, Inc.(a)	1,300	663,169

Vertex Pharmaceuticals, Inc.(a)	4,200	518,616

Total		10,068,449

Health Care Equipment & Supplies 2.2%

Abbott Laboratories	25,637	1,258,264

Baxter International, Inc.	9,374	655,524

Becton Dickinson and Co.	3,607	510,932

Boston Scientific Corp.(a)	23,085	408,604

CR Bard, Inc.	1,283	219,008

DENTSPLY International, Inc.	2,406	124,029

Edwards Lifesciences Corp.(a)	1,852	263,780

Intuitive Surgical, Inc.(a)	633	306,688

Medtronic PLC	24,539	1,818,340

St. Jude Medical, Inc.	4,827	352,709

Stryker Corp.	5,149	492,090

Varian Medical Systems, Inc.(a)	1,717	144,795

Zimmer Biomet Holdings, Inc.	2,939	321,027

Total		6,875,790

Health Care Providers & Services 2.9%

Aetna, Inc.	6,019	767,182

AmerisourceBergen Corp.	3,596	382,399

Anthem, Inc.	4,558	748,150

Cardinal Health, Inc.	5,693	476,219

CIGNA Corp.	4,432	717,984

DaVita HealthCare Partners, Inc.(a)	2,961	235,311

Express Scripts Holding Co.(a)	12,559	1,116,997

HCA Holdings, Inc.(a)	4,990	452,693

Henry Schein, Inc.(a)	1,440	204,653

Humana, Inc.	2,577	492,929

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Laboratory Corp. of America Holdings(a)	1,728	209,468

McKesson Corp.	3,990	896,992

Patterson Companies, Inc.	1,475	71,759

Quest Diagnostics, Inc.	2,474	179,414

Tenet Healthcare Corp.(a)	1,704	98,628

UnitedHealth Group, Inc.	16,392	1,999,824

Universal Health Services, Inc., Class B	1,565	222,386

Total		9,272,988

Health Care Technology 0.1%

Cerner Corp.(a)	5,271	364,015

Life Sciences Tools & Services 0.4%

Agilent Technologies, Inc.	5,737	221,333

PerkinElmer, Inc.	1,951	102,701

Thermo Fisher Scientific, Inc.	6,859	890,024

Waters Corp.(a)	1,427	183,198

Total		1,397,256

Pharmaceuticals 6.4%

AbbVie, Inc.	29,614	1,989,765

Allergan PLC(a)	6,756	2,050,176

Bristol-Myers Squibb Co.	28,714	1,910,630

Eli Lilly & Co.	16,817	1,404,051

Endo International PLC(a)	3,490	277,978

Hospira, Inc.(a)	2,975	263,912

Johnson & Johnson	47,758	4,654,495

Mallinckrodt PLC(a)	2,015	237,206

Merck & Co., Inc.	48,659	2,770,157

Mylan NV(a)	7,091	481,195

Perrigo Co. PLC	2,516	465,032

Pfizer, Inc.	106,047	3,555,756

Zoetis, Inc.	8,610	415,174

Total		20,475,527

Total Health Care		48,454,025

INDUSTRIALS 9.9%
Aerospace & Defense 2.6%

Boeing Co. (The)	11,077	1,536,601

General Dynamics Corp.	5,379	762,151

Honeywell International, Inc.	13,459	1,372,414

L-3 Communications Holdings, Inc.	1,416	160,546

Lockheed Martin Corp.	4,608	856,627

Northrop Grumman Corp.	3,333	528,714

Precision Castparts Corp.	2,384	476,490

Raytheon Co.	5,253	502,607

Rockwell Collins, Inc.	2,275	210,096

Common Stocks (continued)
Issuer	Shares	Value ($)

Textron, Inc.	4,779	213,287

United Technologies Corp.	14,255	1,581,307

Total		8,200,840

Air Freight & Logistics 0.7%

CH Robinson Worldwide, Inc.	2,515	156,911

Expeditors International of Washington, Inc.	3,294	151,870

FedEx Corp.	4,541	773,786

United Parcel Service, Inc., Class B	11,950	1,158,075

Total		2,240,642

Airlines 0.4%

American Airlines Group, Inc.	11,930	476,425

Delta Air Lines, Inc.	14,140	580,871

Southwest Airlines Co.	11,510	380,866

Total		1,438,162

Building Products 0.1%

Allegion PLC	1,649	99,171

Masco Corp.	5,987	159,673

Total		258,844

Commercial Services & Supplies 0.4%

ADT Corp. (The)	2,954	99,166

Cintas Corp.	1,632	138,051

Pitney Bowes, Inc.	3,476	72,336

Republic Services, Inc.	4,295	168,235

Stericycle, Inc.(a)	1,465	196,178

Tyco International PLC	7,249	278,941

Waste Management, Inc.	7,330	339,745

Total		1,292,652

Construction & Engineering 0.1%

Fluor Corp.	2,544	134,857

Jacobs Engineering Group, Inc.(a)	2,159	87,699

Quanta Services, Inc.(a)	3,648	105,135

Total		327,691

Electrical Equipment 0.5%

AMETEK, Inc.	4,160	227,885

Eaton Corp. PLC	8,046	543,025

Emerson Electric Co.	11,512	638,110

Rockwell Automation, Inc.	2,322	289,414

Total		1,698,434

Industrial Conglomerates 2.3%

3M Co.	10,923	1,685,419

Danaher Corp.	10,601	907,339

General Electric Co.	173,533	4,610,772

Roper Technologies, Inc.	1,732	298,701

Total		7,502,231

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Machinery 1.5%

Caterpillar, Inc.	10,395	881,704

Cummins, Inc.	2,890	379,139

Deere & Co.	5,749	557,940

Dover Corp.	2,765	194,048

Flowserve Corp.	2,321	122,224

Illinois Tool Works, Inc.	5,830	535,136

Ingersoll-Rand PLC	4,564	307,705

Joy Global, Inc.	1,680	60,816

PACCAR, Inc.	6,111	389,943

Pall Corp.	1,838	228,739

Parker-Hannifin Corp.	2,393	278,378

Pentair PLC	3,093	212,644

Snap-On, Inc.	1,006	160,205

Stanley Black & Decker, Inc.	2,652	279,096

Xylem, Inc.	3,125	115,844

Total		4,703,561

Professional Services 0.2%

Dun & Bradstreet Corp. (The)	625	76,250

Equifax, Inc.	2,045	198,549

Nielsen NV	6,360	284,737

Robert Half International, Inc.	2,323	128,927

Total		688,463

Road & Rail 0.9%

CSX Corp.	17,020	555,703

JB Hunt Transport Services, Inc.	1,580	129,702

Kansas City Southern	1,900	173,280

Norfolk Southern Corp.	5,253	458,902

Ryder System, Inc.	916	80,031

Union Pacific Corp.	15,077	1,437,894

Total		2,835,512

Trading Companies & Distributors 0.2%

Fastenal Co.	4,683	197,529

United Rentals, Inc.(a)	1,675	146,764

WW Grainger, Inc.	1,030	243,749

Total		588,042

Total Industrials		31,775,074

INFORMATION TECHNOLOGY 19.2%
Communications Equipment 1.5%

Cisco Systems, Inc.	87,591	2,405,249

F5 Networks, Inc.(a)	1,234	148,512

Harris Corp.	2,122	163,203

Juniper Networks, Inc.	6,054	157,222

Common Stocks (continued)
Issuer	Shares	Value ($)

Motorola Solutions, Inc.	3,201	183,545

QUALCOMM, Inc.	28,063	1,757,586

Total		4,815,317

Electronic Equipment, Instruments & Components 0.4%

Amphenol Corp., Class A	5,321	308,458

Corning, Inc.	21,671	427,569

FLIR Systems, Inc.	2,415	74,430

TE Connectivity Ltd.	7,005	450,422

Total		1,260,879

Internet Software & Services 3.3%

Akamai Technologies, Inc.(a)	3,072	214,487

eBay, Inc.(a)	19,043	1,147,150

Equinix, Inc.	980	248,920

Facebook, Inc., Class A(a)	36,275	3,111,125

Google, Inc., Class A(a)	4,926	2,660,237

Google, Inc., Class C(a)	4,944	2,573,402

VeriSign, Inc.(a)	1,808	111,590

Yahoo!, Inc.(a)	15,026	590,372

Total		10,657,283

IT Services 3.3%

Accenture PLC, Class A	10,787	1,043,966

Alliance Data Systems Corp.(a)	1,070	312,376

Automatic Data Processing, Inc.	8,085	648,660

Cognizant Technology Solutions Corp., Class A(a)	10,514	642,300

Computer Sciences Corp.	2,368	155,436

Fidelity National Information Services, Inc.	4,883	301,769

Fiserv, Inc.(a)	4,075	337,532

International Business Machines Corp.	15,768	2,564,823

MasterCard, Inc., Class A	16,690	1,560,181

Paychex, Inc.	5,631	263,981

Teradata Corp.(a)	2,442	90,354

Total System Services, Inc.	2,824	117,958

Visa, Inc., Class A	33,294	2,235,692

Western Union Co. (The)	8,897	180,876

Xerox Corp.	17,868	190,116

Total		10,646,020

Semiconductors & Semiconductor Equipment 2.4%

Altera Corp.	5,187	265,574

Analog Devices, Inc.	5,400	346,599

Applied Materials, Inc.	21,214	407,733

Avago Technologies Ltd.	4,420	587,551

Broadcom Corp., Class A	9,371	482,513

First Solar, Inc.(a)	1,306	61,356

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Intel Corp.	81,705	2,485,057

KLA-Tencor Corp.	2,752	154,690

Lam Research Corp.	2,731	222,167

Linear Technology Corp.	4,125	182,449

Microchip Technology, Inc.	3,484	165,229

Micron Technology, Inc.(a)	18,556	349,595

NVIDIA Corp.	8,803	177,028

Qorvo, Inc.(a)	2,570	206,294

Skyworks Solutions, Inc.	3,290	342,489

Texas Instruments, Inc.	17,916	922,853

Xilinx, Inc.	4,458	196,865

Total		7,556,042

Software 3.6%

Adobe Systems, Inc.(a)	8,183	662,905

Autodesk, Inc.(a)	3,918	196,194

CA, Inc.	5,448	159,572

Citrix Systems, Inc.(a)	2,764	193,922

Electronic Arts, Inc.(a)	5,355	356,107

Intuit, Inc.	4,743	477,952

Microsoft Corp.	139,320	6,150,978

Oracle Corp.	54,907	2,212,752

Red Hat, Inc.(a)	3,159	239,863

Salesforce.com, Inc.(a)	10,495	730,767

Symantec Corp.	11,726	272,630

Total		11,653,642

Technology Hardware, Storage & Peripherals 4.7%

Apple, Inc.(c)	99,215	12,444,041

EMC Corp.	33,444	882,587

Hewlett-Packard Co.	31,115	933,761

NetApp, Inc.	5,369	169,446

SanDisk Corp.	3,584	208,660

Seagate Technology PLC	5,471	259,873

Western Digital Corp.	3,737	293,056

Total		15,191,424

Total Information Technology		61,780,607

MATERIALS 3.1%
Chemicals 2.3%

Air Products & Chemicals, Inc.	3,332	455,917

Airgas, Inc.	1,168	123,551

CF Industries Holdings, Inc.	4,050	260,334

Dow Chemical Co. (The)	18,664	955,037

Eastman Chemical Co.	2,570	210,277

Ecolab, Inc.	4,611	521,366

Common Stocks (continued)
Issuer	Shares	Value ($)

EI du Pont de Nemours & Co.	15,593	997,172

FMC Corp.	2,303	121,023

International Flavors & Fragrances, Inc.	1,392	152,132

LyondellBasell Industries NV, Class A	6,770	700,830

Monsanto Co.	8,200	874,038

Mosaic Co. (The)	5,342	250,273

PPG Industries, Inc.	4,682	537,119

Praxair, Inc.	4,967	593,805

Sherwin-Williams Co. (The)	1,361	374,302

Sigma-Aldrich Corp.	2,059	286,922

Total		7,414,098

Construction Materials 0.1%

Martin Marietta Materials, Inc.	1,070	151,416

Vulcan Materials Co.	2,287	191,948

Total		343,364

Containers & Packaging 0.3%

Avery Dennison Corp.	1,566	95,432

Ball Corp.	2,373	166,466

MeadWestvaco Corp.	5,746	271,154

Owens-Illinois, Inc. (a)	2,779	63,750

Sealed Air Corp.	3,622	186,098

Total		782,900

Metals & Mining 0.3%

Alcoa, Inc.	21,053	234,741

Allegheny Technologies, Inc.	1,880	56,776

Freeport-McMoRan, Inc.	17,914	333,559

Newmont Mining Corp.	9,109	212,786

Nucor Corp.	5,499	242,341

Total		1,080,203

Paper & Forest Products 0.1%

International Paper Co.	7,283	346,598

Total Materials		9,967,163

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 2.2%

AT&T, Inc.	89,438	3,176,839

CenturyLink, Inc.	9,708	285,221

Frontier Communications Corp.	19,861	98,312

Level 3 Communications, Inc.(a)	5,065	266,774

Verizon Communications, Inc.	70,245	3,274,119

Total		7,101,265

Total Telecommunication Services		7,101,265

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
UTILITIES 2.8%
Electric Utilities 1.6%

American Electric Power Co., Inc.	8,441	447,120

Duke Energy Corp.	11,906	840,802

Edison International	5,610	311,804

Entergy Corp.	3,090	217,845

Eversource Energy	5,475	248,620

Exelon Corp.	14,834	466,084

FirstEnergy Corp.	7,268	236,573

NextEra Energy, Inc.	7,653	750,223

Pepco Holdings, Inc.	4,354	117,297

Pinnacle West Capital Corp.	1,912	108,774

PPL Corp.	11,510	339,200

Southern Co. (The)	15,644	655,483

Xcel Energy, Inc.	8,733	281,028

Total		5,020,853

Gas Utilities —%

AGL Resources, Inc.	2,068	96,286

Independent Power and Renewable Electricity Producers 0.1%

AES Corp. (The)	11,753	155,845

NRG Energy, Inc.	5,742	131,377

Total		287,222

Multi-Utilities 1.1%

Ameren Corp.	4,182	157,578

CenterPoint Energy, Inc.	7,414	141,088

Common Stocks (continued)
Issuer	Shares	Value ($)

CMS Energy Corp.	4,751	151,272

Consolidated Edison, Inc.	5,043	291,889

Dominion Resources, Inc.	10,224	683,679

DTE Energy Co.	3,086	230,339

NiSource, Inc.	5,464	249,104

PG&E Corp.	8,271	406,106

Public Service Enterprise Group, Inc.	8,708	342,050

SCANA Corp.	2,463	124,751

Sempra Energy	4,008	396,551

TECO Energy, Inc.	4,047	71,470

WEC Energy Group, Inc.	5,434	244,344

Total		3,490,221

Total Utilities		8,894,582

Total Common Stocks
(Cost: $183,270,056)		313,991,217

Money Market Funds 2.4%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.118%(b)(d)	7,763,906	7,763,906

Total Money Market Funds
(Cost: $7,763,906)		7,763,906

Total Investments
(Cost: $191,033,962)		321,755,123

Other Assets & Liabilities, Net		(171,483)

Net Assets		321,583,640

At June 30, 2015, securities totaling $852,890 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	16	USD	8,217,600	09/2015	—	(82,456)

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	97,064	18,555	(2,605)	2,063	115,077	3,810	390,406
Columbia Short-Term Cash Fund	8,224,754	24,144,829	(24,605,677)	—	7,763,906	6,685	7,763,906

Total	8,321,818	24,163,384	(24,608,282)	2,063	7,878,983	10,495	8,154,312

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2015.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	40,100,580	—	—	40,100,580

Consumer Staples	29,460,483	—	—	29,460,483

Energy	24,626,528	—	—	24,626,528

Financials	51,830,910	—	—	51,830,910

Health Care	48,454,025	—	—	48,454,025

Industrials	31,775,074	—	—	31,775,074

Information Technology	61,780,607	—	—	61,780,607

Materials	9,967,163	—	—	9,967,163

Telecommunication Services	7,101,265	—	—	7,101,265

Utilities	8,894,582	—	—	8,894,582

Total Common Stocks	313,991,217	—	—	313,991,217

Money Market Funds	7,763,906	—	—	7,763,906

Total Investments	321,755,123	—	—	321,755,123

Derivatives

Liabilities

Futures Contracts	(82,456)	—	—	(82,456)

Total	321,672,667	—	—	321,672,667

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $183,154,979)	$313,600,811

Affiliated issuers (identified cost $7,878,983)	8,154,312

Total investments (identified cost $191,033,962)	321,755,123

Cash	25,473

Receivable for:

Investments sold	51,883

Dividends	357,562

Foreign tax reclaims	6,323

Variation margin	15,600

Trustees’ deferred compensation plan	13,175

Total assets	322,225,139

Liabilities

Payable for:

Investments purchased	266,055

Capital shares purchased	195,192

Investment management fees	28,728

Distribution and/or service fees	37,525

Transfer agent fees	17,236

Administration fees	28,728

Compensation of board members	26,448

Other expenses	28,412

Trustees’ deferred compensation plan	13,175

Total liabilities	641,499

Net assets applicable to outstanding capital stock	$321,583,640

Represented by

Trust capital	$321,583,640

Total — representing net assets applicable to outstanding capital stock	$321,583,640

Class 1

Net assets	$3,438

Shares outstanding	225

Net asset value per share(a)	$15.30

Class 2

Net assets	$14,362,776

Shares outstanding	948,330

Net asset value per share	$15.15

Class 3

Net assets	$307,217,426

Shares outstanding	20,174,872

Net asset value per share	$15.23

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$3,194,162

Dividends — affiliated issuers	10,495

Foreign taxes withheld	(3,272)

Total income	3,201,385

Expenses:

Investment management fees	158,642

Distribution and/or service fees

Class 2	18,504

Class 3	189,053

Transfer agent fees

Class 1	1

Class 2	4,441

Class 3	90,742

Administration fees	158,642

Compensation of board members	7,208

Custodian fees	6,724

Printing and postage fees	49,349

Licensing fees	7,438

Professional fees	13,326

Other	4,437

Total expenses	708,507

Net investment income	2,492,878

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments — unaffiliated issuers	1,285,925

Investments — affiliated issuers	2,063

Futures contracts	626,040

Net realized gain	1,914,028

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	(1,008,858)

Investments — affiliated issuers	(25,018)

Futures contracts	(263,051)

Net change in unrealized depreciation	(1,296,927)

Net realized and unrealized gain	617,101

Net increase in net assets resulting from operations	$3,109,979

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$2,492,878	$4,426,358

Net realized gain	1,914,028	5,164,980

Net change in unrealized appreciation (depreciation)	(1,296,927)	25,504,437

Net increase in net assets resulting from operations	3,109,979	35,095,775

Increase in net assets from capital stock activity	13,003,020	1,688,267

Total increase in net assets	16,112,999	36,784,042

Net assets at beginning of period	305,470,641	268,686,599

Net assets at end of period	$321,583,640	$305,470,641

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Redemptions	—	—	(1,342)	(18,402)

Net (decrease)	—	—	(1,342)	(18,402)

Class 2 shares

Subscriptions	4,461	67,509	19,898	275,605

Redemptions	(66,855)	(1,019,754)	(242,573)	(3,378,610)

Net decrease	(62,394)	(952,245)	(222,675)	(3,103,005)

Class 3 shares

Subscriptions	1,531,758	23,306,991	1,831,669	25,818,608

Redemptions	(610,772)	(9,351,726)	(1,518,307)	(21,008,934)

Net increase	920,986	13,955,265	313,362	4,809,674

Total net increase	858,592	13,003,020	89,345	1,688,267

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$15.14		$13.36	$10.12	$8.75	$9.17

Income from investment operations:

Net investment income	0.13		0.23	0.21	0.18	0.11

Net realized and unrealized gain (loss)	0.03		1.55	3.03	1.19	(0.53)

Total from investment operations	0.16		1.78	3.24	1.37	(0.42)

Net asset value, end of period	$15.30		$15.14	$13.36	$10.12	$8.75

Total return	1.06%		13.32%	32.02%	15.66%	(4.58%)

Ratios to average net assets(b)

Total gross expenses	0.34	%(c)	0.31%	0.31%	0.33%	0.38	%(c)

Total net expenses(d)	0.33	%(c)	0.31%	0.31%	0.33%	0.38	%(c)

Net investment income	1.68	%(c)	1.70%	1.77%	1.90%	1.87	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3		$3	$21	$16	$25

Portfolio turnover	1%		3%	4%	4%	4%

Notes to Financial Highlights

(a)	Based on operations from April 25, 2011 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$15.01		$13.27	$10.08	$8.74	$9.17

Income from investment operations:

Net investment income	0.11		0.20	0.18	0.17	0.10

Net realized and unrealized gain (loss)	0.03		1.54	3.01	1.17	(0.53)

Total from investment operations	0.14		1.74	3.19	1.34	(0.43)

Net asset value, end of period	$15.15		$15.01	$13.27	$10.08	$8.74

Total return	0.93%		13.11%	31.65%	15.33%	(4.69%)

Ratios to average net assets(b)

Total gross expenses	0.57	%(c)	0.56%	0.56%	0.57%	0.62	%(c)

Total net expenses(d)	0.57	%(c)	0.56%	0.56%	0.57%	0.62	%(c)

Net investment income	1.45	%(c)	1.46%	1.52%	1.72%	1.62	%(c)

Supplemental data

Net assets, end of period (in thousands)	$14,363		$15,166	$16,371	$14,910	$15,826

Portfolio turnover	1%		3%	4%	4%	4%

Notes to Financial Highlights

(a)	Based on operations from April 25, 2011 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014	2013	2012	2011		2010
Per share data
Net asset value, beginning of period	$15.08		$13.32	$10.11	$8.75	$8.61		$7.51

Income from investment operations:

Net investment income	0.12		0.22	0.19	0.18	0.14		0.12

Net realized and unrealized gain (loss)	0.03		1.54	3.02	1.18	(0.00	)(a)	0.98

Total from investment operations	0.15		1.76	3.21	1.36	0.14		1.10

Net asset value, end of period	$15.23		$15.08	$13.32	$10.11	$8.75		$8.61

Total return	0.99%		13.21%	31.75%	15.54%	1.63%		14.71%

Ratios to average net assets(b)

Total gross expenses	0.44	%(c)	0.44%	0.44%	0.44%	0.53%		0.54%

Total net expenses(d)	0.44	%(c)	0.44%	0.44%	0.44%	0.53%		0.53%

Net investment income	1.58	%(c)	1.59%	1.65%	1.86%	1.55%		1.58%

Supplemental data

Net assets, end of period (in thousands)	$307,217		$290,301	$252,295	$195,032	$188,271		$216,264

Portfolio turnover	1%		3%	4%	4%	4%		22%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Large Cap Index Fund (formerly Columbia Variable Portfolio — S&P 500 Index Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective May 1, 2015, Columbia Variable Portfolio — S&P 500 Index Fund was renamed Columbia Variable Portfolio — Large Cap Index Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

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COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

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COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

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COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized depreciation on futures contracts	82,456	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	626,040
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(263,051)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average notional amounts ($)*
Futures contracts — Long	8,230,400

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies

(BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

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COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to 0.10% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.10% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $844.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and

26	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliated have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class 1	0.330%	0.330%
Class 2	0.580	0.580
Class 3	0.455	0.455

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $19,705,929 and $3,303,925, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 95.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the

Semiannual Report 2015	27

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Large Cap Index Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

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COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

30	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Large Cap Index Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Semiannual Report 2015	31

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

32	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	33

Columbia Variable Portfolio – Large Cap Index Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6463 F (08/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — U.S. Government Mortgage Fund (the Fund) Class 3 shares returned 1.41% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its benchmark, the Barclays U.S. Mortgage-Backed Securities Index, which returned 0.31% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	1.44	3.88	1.89	2.41
Class 2*	05/03/10	1.39	3.64	1.66	2.22
Class 3	09/15/99	1.41	3.75	1.77	2.35
Barclays U.S. Mortgage-Backed Securities Index		0.31	2.28	2.89	4.56

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Barclays U.S. Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2015)
Asset-Backed Securities — Agency	0.0	(a)
Asset-Backed Securities — Non-Agency	4.4
Commercial Mortgage-Backed Securities — Agency	3.0
Commercial Mortgage-Backed Securities — Non-Agency	3.5
Money Market Funds	2.6
Options Purchased Puts	0.3
Residential Mortgage-Backed Securities — Agency	75.0
Residential Mortgage-Backed Securities — Non-Agency	11.2
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at June 30, 2015)
AAA rating	80.7
AA rating	1.6
A rating	1.2
BBB rating	1.2
BB rating	0.7
B rating	0.6
Not rated	14.0
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Jason Callan

Tom Heuer, CFA

Semiannual Report 2015	3

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,014.40	1,022.36	2.45	2.46	0.49
Class 2	1,000.00	1,000.00	1,013.90	1,021.12	3.70	3.71	0.74
Class 3	1,000.00	1,000.00	1,014.10	1,021.72	3.10	3.11	0.62

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

4	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Residential Mortgage-Backed Securities — Agency(a) 97.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
06/01/16	7.000%	143	144
04/01/17	6.500%	65,427	67,493
08/01/17 - 09/01/19	5.500%	188,735	198,905
03/01/18 - 09/01/37	6.000%	119,706	132,298
06/01/21 - 06/01/45	3.500%	159,706,792	164,935,633
10/01/23 - 10/01/40	5.000%	22,852,488	25,163,210
07/01/39 - 08/01/41	4.500%	17,970,503	19,660,725
03/01/42 - 07/01/42	4.000%	23,189,080	24,639,378
11/01/42	3.000%	21,083,562	21,012,695

Federal Home Loan Mortgage Corp.(b)
01/01/37	2.157%	263,507	280,219
09/01/37	2.496%	315,069	342,385
CMO Series 4119 Class SP
10/15/42	2.465%	2,965,777	2,761,555

Federal Home Loan Mortgage Corp.(b)(c)
CMO IO STRIPS Series 280 Class S1
09/15/42	5.815%	39,345,897	7,777,201
CMO IO STRIPS Series 309 Class S4
08/15/43	5.785%	9,013,983	2,189,220
CMO IO STRIPS Series 326 Class S1
03/15/44	5.815%	4,597,312	1,085,994
CMO IO STRIPS Series 337 Class S1
09/15/44	5.865%	16,429,183	4,301,959
CMO IO Series 264 Class S1
07/15/42	5.765%	20,538,829	4,840,801
CMO IO Series 272 Class S1
08/15/42	5.815%	17,502,794	4,282,247
CMO IO Series 311 Class S1
08/15/43	5.765%	28,820,342	6,279,777
CMO IO Series 318 Class S1
11/15/43	5.765%	22,177,977	5,695,781
CMO IO Series 326 Class S2
03/15/44	5.765%	16,550,323	3,929,597
CMO IO Series 336 Class 30
08/15/44	5.865%	14,173,491	3,537,413
CMO IO Series 3453 Class W
12/15/32	7.214%	1,021,109	209,890
CMO IO Series 3630 Class AI
03/15/17	1.931%	923,451	21,562
CMO IO Series 4068 Class GI
09/15/36	1.865%	14,740,972	1,176,309
CMO IO Series 4083 Class CS
12/15/38	6.465%	12,062,149	2,110,725
CMO IO Series 4094 Class SY
08/15/42	5.895%	12,496,894	2,416,249
CMO IO Series 4174 Class SB
05/15/39	6.015%	20,093,979	3,713,586
CMO IO Series 4175 Class ES
06/15/38	5.965%	10,339,474	1,422,532
CMO IO Series 4183 Class AS
04/15/39	5.965%	9,450,495	1,532,185
CMO IO Series 4223 Class DS
12/15/38	5.915%	6,361,371	1,047,191
CMO IO Series 4286 Class NS
12/15/43	5.715%	8,460,524	2,064,075

Federal Home Loan Mortgage Corp.(c)
CMO IO Series 266 Class IO
07/15/42	4.000%	11,673,939	3,420,568

Residential Mortgage-Backed Securities — Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 267 Class IO
08/15/42	4.000%	10,261,305	2,809,270
CMO IO Series 329 Class C5
06/15/43	3.500%	12,306,421	2,962,317
CMO IO Series 4120 Class AI
11/15/39	3.500%	8,015,995	910,705
CMO IO Series 4121 Class IA
01/15/41	3.500%	7,561,496	1,346,386
CMO IO Series 4122 Class JI
12/15/40	4.000%	11,622,952	1,966,589
CMO IO Series 4139 Class CI
05/15/42	3.500%	4,696,390	731,665
CMO IO Series 4147 Class CI
01/15/41	3.500%	16,844,886	2,860,706
CMO IO Series 4148 Class BI
02/15/41	4.000%	6,186,711	879,169
CMO IO Series 4177 Class IY
03/15/43	4.000%	20,805,677	5,459,476
CMO IO Series 4182 Class DI
05/15/39	3.500%	27,222,277	4,384,175
CMO IO Series 4213 Class DI
06/15/38	3.500%	20,784,095	2,715,571

Federal National Mortgage Association
07/01/15 - 12/01/37	5.000%	30,340,781	33,683,544
11/01/16 - 11/01/37	5.500%	15,917,568	17,791,559
06/01/17	7.000%	18,802	19,516
08/01/22 - 04/01/33	6.000%	37,938	43,825
03/01/27 - 03/01/28	2.500%	38,154,707	38,881,508
03/01/27 - 12/01/44	3.500%	139,925,726	145,170,236
05/01/27 - 05/01/43	3.000%	93,620,476	94,797,330
07/01/39 - 11/01/41	4.500%	87,859,925	95,999,821
01/01/42 - 07/01/44	4.000%	152,082,894	162,385,584
CMO Series 1988-4 Class Z
03/25/18	9.250%	3,506	3,715

Federal National Mortgage Association(b)
02/01/33	1.757%	65,034	67,897
07/01/33	1.787%	4,040	4,076
12/01/33	2.277%	8,217	8,712
06/01/34	2.411%	271,622	288,171
07/01/36	2.407%	111,452	117,520
CMO Series 2003-W11 Class A1
06/25/33	3.463%	2,695	2,825

Federal National Mortgage Association(b)(c)
CMO IO Series 2003-117 Class KS
08/25/33	6.913%	2,254,385	158,761
CMO IO Series 2006-5 Class N1
08/25/34	1.924%	11,160,846	304,266
CMO IO Series 2006-5 Class N2
02/25/35	1.946%	12,600,439	567,916
CMO IO Series 2012-80 Class DS
06/25/39	6.463%	5,649,552	963,224
CMO IO Series 2012-87 Class BS
03/25/39	5.863%	21,888,751	3,354,698
CMO IO Series 2012-97 Class SB
09/25/42	5.813%	8,624,633	1,852,023
CMO IO Series 2012-99 Class QS
09/25/42	6.413%	11,697,836	3,343,127
CMO IO Series 2012-99 Class SL
09/25/42	6.433%	18,937,685	3,324,007

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	5

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities — Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 2013-124 Class SB
12/25/43	5.763%	12,059,526	2,986,686
CMO IO Series 2013-13 Class SA
03/25/43	5.963%	15,238,564	3,760,268
CMO IO Series 2013-54 Class BS
06/25/43	5.963%	8,880,882	2,153,209

Federal National Mortgage Association(c)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	11,123,701	2,405,848
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	25,122,127	4,372,280
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	15,991,905	2,405,813
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	11,965,473	2,126,466
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	5,038,912	706,789
CMO IO Series 2012-134 Class AI
07/25/40	3.500%	20,026,135	3,044,483
CMO IO Series 2012-144 Class HI
07/25/42	3.500%	4,198,142	633,801
CMO IO Series 2012-40 Class IP
09/25/40	4.000%	21,130,562	2,857,951
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	10,446,433	1,891,277
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	4,554,577	848,240
CMO IO Series 2013-1 Class BI
02/25/40	3.500%	14,609,918	2,215,695
CMO IO Series 2013-10 Class AI
11/25/41	3.500%	18,656,538	2,604,402
CMO IO Series 2013-16 Class IO
01/25/40	3.500%	11,824,365	2,135,837
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	27,056,897	3,454,140
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	13,604,846	2,209,771

Federal National Mortgage Association(d)
07/16/30 - 07/14/45	3.000%	96,500,000	97,987,838
07/16/30 - 07/14/45	3.500%	130,250,000	135,692,426
07/14/45	4.000%	34,000,000	36,022,334
07/14/45	4.500%	59,000,000	63,784,534
07/14/45	5.000%	25,000,000	27,617,188

Federal National Mortgage Association(e)
05/01/39	4.500%	8,424,937	9,286,031

Government National Mortgage Association
05/15/16 - 11/20/41	6.000%	12,881,626	14,804,398
03/15/18	7.000%	119,281	124,775
07/15/40 - 07/20/41	4.500%	31,666,708	34,481,280
08/20/40	5.000%	12,210,014	13,599,380

Government National Mortgage Association(c)
CMO IO Series 2012-121 Class PI
09/16/42	4.500%	7,046,506	1,220,384
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	10,060,280	1,280,156

Residential Mortgage-Backed Securities — Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d)
07/20/45	3.000%	60,000,000	60,567,186
07/20/45	3.500%	56,500,000	58,638,621

Total Residential Mortgage-Backed Securities — Agency
(Cost: $1,550,520,397)			1,550,328,879

Residential Mortgage-Backed Securities — Non-Agency 14.6%
ASG Resecuritization Trust(b)(f)
CMO Series 2013-2 Class 1A60
12/28/35	2.420%	2,935,589	2,904,563
CMO Series 2013-2 Class 2A70
11/28/35	2.407%	2,494,375	2,429,636

American Mortgage Trust Series 2093-3 Class 3A(b)(g)(h)
07/27/23	8.188%	873	529

Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A(f)
05/25/47	4.000%	6,665,373	6,682,037

BCAP LLC Trust(b)(f)
07/26/36	2.720%	2,947,170	2,938,216
CMO Series 2010-RR12 Class 3A7
08/26/37	5.000%	2,660,020	2,711,701
CMO Series 2010-RR13 Class 1A1
06/27/37	5.559%	7,826,045	7,685,212
CMO Series 2012-RR11 Class 3A2
04/26/36	4.000%	8,092,402	8,226,622
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	6,861,488	6,934,480
CMO Series 2012-RR11 Class 9A2
07/26/37	4.000%	6,399,890	6,459,672
CMO Series 2012-RR12 Class 3A2
06/26/37	4.000%	9,851,697	9,823,628
CMO Series 2013-RR3 Class 6A5
03/26/36	2.480%	7,919,857	7,761,642
CMO Series 2013-RR4 Class 2A1
05/26/47	2.774%	6,458,310	6,466,951
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	2,665,313	2,643,243
CMO Series 2014-RR3 Class 3A1
07/26/36	0.326%	2,583,385	2,459,897
Series 2012-RR10 Class 2A1
09/26/36	2.623%	4,005,168	4,029,243
Series 2013-RR1 Class 10A1
10/26/36	3.000%	4,145,920	4,166,678

CSMC Trust CMO Series 2015-RPL1 Class A2(b)(f)
02/25/57	4.309%	7,000,000	6,784,589

Citigroup Mortgage Loan Trust, Inc.(b)(f)
CMO Series 2010-7 Class 3A4
12/25/35	5.900%	300,000	314,542
CMO Series 2012-7 Class 12A1
03/25/36	2.621%	4,207,401	4,216,102
CMO Series 2013-2 Class 1A1
11/25/37	2.614%	3,077,844	3,080,581

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-5 Class 3A1
08/25/37	2.580%	5,872,522	5,916,966
CMO Series 2013-7 Class 1A2
10/25/35	4.000%	3,508,732	3,425,594
CMO Series 2014-2 Class 2A3
04/25/36	4.750%	5,570,262	5,608,210
CMO Series 2014-A Class B2
01/25/35	5.435%	3,114,009	3,207,479
CMO Series 2015-RP2 Class B2
01/25/53	4.250%	3,959,918	3,710,388

Citigroup Mortgage Loan Trust, Inc.(f)
CMO Series 2013-6 Class 3A1
12/25/35	3.000%	7,497,643	7,314,193

Comfed Savings Bank CMO Series 1987-1 Class A(b)(g)
01/25/18	3.694%	1,470	1,493

Credit Suisse Mortgage Capital Certificates(b)(f)
04/27/37	5.789%	3,033,872	3,132,883
CMO Series 2012-6R Class 1A1
11/26/37	2.614%	2,147,905	2,124,990
CMO Series 2013-7R Class 3A1
02/26/35	2.726%	6,157,161	5,995,209
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	957,337	953,508
CMO Series 2014-RPL4 Class A2
08/25/62	4.333%	4,000,000	3,814,442
Series 2014-2R Class 17A1
04/27/37	2.500%	1,799,471	1,796,635

Credit Suisse Mortgage Capital Certificates(f)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	6,685,000	6,701,826
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	7,650,846	7,660,020

Credit Suisse Securities (USA) LLC(b)(f)
02/25/54	3.065%	11,896,213	11,717,842

Credit Suisse Securities (USA) LLC(f)
CMO Series 2014-5R Class 8A1
11/27/37	2.625%	5,561,891	5,403,114
CMO Series 2014-RPL1 Class A3
02/25/54	3.958%	5,650,000	5,650,000

Freddie Mac Structured Agency Credit Risk Debt Notes CMO Series 2015-DNA2 Class M2(b)
12/25/27	2.787%	9,000,000	9,018,969
GCAT Series 2013-RP1 Class A1(b)(f)
06/25/18	3.500%	3,963,114	3,968,554

GS Mortgage Securities Corp. Resecuritization Trust CMO Series 2013-1R Class A(b)(f)
11/26/36	0.341%	3,392,977	3,240,304

Jefferies Resecuritization Trust CMO Series 2014-R1 Class 1A1(f)
12/27/37	4.000%	2,057,539	2,059,673

NRPL Trust(b)(f)
Series 2013-1A Class A
08/25/57	4.000%	8,518,518	8,475,925
Series 2014-1A Class A1
05/25/48	3.250%	4,694,911	4,694,911

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO(b)(c)(f)
01/25/54	2.240%	69,650,217	4,661,759

Nomura Resecuritization Trust CMO Series 2012-2R Class 3A1(b)(f)
05/26/36	2.087%	2,339,427	2,299,897

Pretium Mortgage Credit Partners I Series 2015-NPL1 Class A1(b)(f)
05/28/30	3.625%	3,386,400	3,381,320

RBSSP Resecuritization Trust(b)(f)
CMO Series 2012-1 Class 5A2
12/27/35	5.151%	4,100,000	3,623,710
CMO Series 2012-6 Class 3A1
04/26/36	0.355%	2,979,392	2,937,895

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $229,206,359)			231,217,473

Commercial Mortgage-Backed Securities — Agency 3.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K001 Class A2(b)
04/25/16	5.651%	892,738	920,999

Federal National Mortgage Association
10/01/19	4.420%	538,018	589,296
10/01/19	4.430%	1,322,302	1,448,940
01/01/20	4.570%	138,378	152,814
01/01/20	4.600%	231,263	255,689
07/01/23	2.850%	17,410,414	17,650,970
05/01/24	5.030%	429,878	500,314
Series 2015-M8 Class A2
01/25/25	2.900%	35,000,000	34,957,790

Government National Mortgage Association
Series 2011-109 Class A
07/16/32	2.450%	144,485	144,515
Series 2012-1 Class AB
09/16/33	1.999%	932,849	934,634
Series 2012-2 Class A
06/16/31	1.862%	2,029,331	2,040,060
Series 2012-55 Class A
08/16/33	1.704%	2,679,186	2,689,199

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $61,229,538)			62,285,220

Commercial Mortgage-Backed Securities — Non-Agency 4.6%
American Homes 4 Rent(b)(f)
Series 2014-SFR1 Class E
06/17/31	2.750%	9,500,000	9,153,302

American Homes 4 Rent(f)
Series 2015-SFR1 Class F
04/17/52	5.885%	1,500,000	1,414,033

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BHMS Mortgage Trust Series 2014-ATLS Class DFX(b)(f)
07/05/33	4.847%	6,500,000	6,487,006

Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F(b)(f)
09/15/26	3.686%	7,015,000	7,012,475

Banc of America Merrill Lynch Re-Remic Trust(b)(f)
Series 2014-FRR7 Class A
10/26/44	2.431%	5,000,000	4,928,544
Series 2014-FRR7 Class B
10/26/44	2.431%	2,510,000	2,395,331
Series 2015-FR11 Class A705
09/27/44	1.903%	3,000,000	2,740,803

GS Mortgage Securities Trust Series 2007-GG10 Class AM(b)
08/10/45	5.795%	11,364,064	11,574,333

Invitation Homes Trust Series 2015-SFR3 Class E(b)(f)
08/17/32	3.933%	3,000,000	2,993,144

JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class A4(f)
02/15/46	4.717%	175,000	192,773

ORES NPL LLC(f)
Series 2013-LV2 Class A
09/25/25	3.081%	2,784,212	2,784,212
Series 2014-LV3 Class A
03/27/24	3.000%	5,053,376	5,053,376
Series 2014-LV3 Class B
03/27/24	6.000%	5,400,000	5,400,000

Rialto Real Estate Fund LLC Series 2014-LT6 Class A(f)
09/15/24	2.750%	3,594,775	3,594,836

Rialto Real Estate Fund LP Series 2013-LT3 Class A(f)
06/20/28	2.500%	347,671	347,671

VFC LLC(f)
Series 2014-2 Class A
07/20/30	2.750%	3,707,115	3,708,143
Series 2015-3 Class B
12/20/31	4.750%	3,000,000	2,995,297

Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4(b)
10/15/44	5.432%	11,156	11,167

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $73,237,976)			72,786,446

Asset-Backed Securities — Agency —%
United States Small Business Administration Series 2001-20H Class 1
08/01/21	6.340%	32,345	35,104

Total Asset-Backed Securities — Agency
(Cost: $32,345)			35,104

Asset-Backed Securities — Non-Agency 5.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES CLO Ltd. Series 2014-1A Class B(b)(f)
04/17/26	3.075%	3,750,000	3,704,572

Access Group, Inc. Series 2007A Class A2(b)
08/25/26	0.412%	357,800	356,737

Apidos CDO XVII Series 2014-17A Class A2A(b)(f)
04/17/26	2.324%	7,500,000	7,504,740

Carlyle Global Market Strategies CLO(b)(f)
Series 2013-1A Class B
02/14/25	3.375%	3,600,000	3,600,562
Series 2014-3A Class C1
07/27/26	3.977%	1,500,000	1,496,810

Dryden Senior Loan Fund Series 2014-33A Class C(b)(f)
07/15/26	3.125%	11,550,000	11,535,666

Encore Credit Receivables Trust Series 2005-4 Class 2A4(b)
01/25/36	0.527%	312,487	312,436

GCAT LLC Series 2014-2 Class A1(b)(f)
10/25/19	3.721%	5,643,348	5,675,820

GoldenTree Loan Opportunities VII Ltd. Series 2013-7A Class B(b)(f)
04/25/25	2.027%	9,000,000	8,867,358

Madison Park Funding XVI Ltd. Series 2015-16A Class A2A(b)(f)
04/20/26	2.502%	10,000,000	10,008,370

New York Mortgage Trust Residential LLC(b)(f)
Series 2013-RP1A Class A
07/25/18	4.250%	7,611,599	7,761,448
Series 2013-RP2A Class A
09/25/18	4.600%	4,679,853	4,762,654

Nomad CLO Ltd. Series 2013-1A Class B(b)(f)
01/15/25	3.225%	6,000,000	5,927,118

OHA Credit Partners VIII Ltd. Series 2013-8A Class B(b)(f)
04/20/25	1.925%	5,000,000	4,914,530

Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1(b)(f)
01/25/55	3.475%	1,764,618	1,765,297

Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1(b)
07/01/21	0.784%	460,102	460,325

SLM Private Education Loan Trust Series 2012-A Class A1(b)(f)
08/15/25	1.586%	756,788	763,012

Specialty Underwriting & Residential Finance Trust Series 2005-BC3 Class M1(b)
06/25/36	0.637%	334,649	333,290

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Symphony CLO Ltd. Series 2014-14A Class D2(b)(f)
07/14/26	3.870%	7,500,000	7,299,390

Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1(b)(f)
06/25/54	3.125%	2,236,655	2,234,815

Vericrest Opportunity Loan Transferee Series 2014-3A Class A1(b)(f)
05/26/54	3.250%	913,045	911,850

Total Asset-Backed Securities — Non-Agency
(Cost: $89,617,751)			90,196,800

Options Purchased Puts 0.3%
Issuer	Notional ($)/ Contracts		Exercise Price ($)	Expiration Date	Value ($)
OTC 3-Year Interest Rate Swap(i)
	300,000,000	USD	2.25	11/02/15	119,040

OTC 5-Year Interest Rate Swap(i)
	256,000,000	USD	2.50	10/30/15	510,413
	100,000,000	USD	4.00	08/17/17	590,520
	300,000,000	USD	3.25	08/18/17	4,156,680

Total Options Purchased Puts (Cost: $16,094,900)					5,376,653

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(j)(k)	53,177,813	53,177,813

Total Money Market Funds (Cost: $53,177,813)		53,177,813

Total Investments (Cost: $2,073,117,079)		2,065,404,388

Other Assets & Liabilities, Net		(476,604,139)

Net Assets		1,588,800,249

At June 30, 2015, securities totaling $3,788,701 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	114	USD	14,383,594	09/2015	147,668	—

US 5YR NOTE (CBT)	594	USD	70,839,139	09/2015	46,914	—

Total			85,222,733		194,582	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE (CBT)	(18)	USD	(3,940,875)	09/2015	—	(6,216)

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at June 30, 2015:

Security Description	Principal Amount ($)	Settlement Date	Proceeds Receivable ($)	Value ($)
Federal Home Loan Mortgage Corp 07/14/2045 3.500%	5,000,000	7/14/2015	5,129,687	5,143,750

(b)	Variable rate security.

(c)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $372,131,440 or 23.42% of net assets.

(g)	Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at June 30, 2015 was $2,022, which represents less than 0.01% of net assets. Information concerning such security holdings at June 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	4/27/1995	840

Comfed Savings Bank
CMO Series 1987-1 Class A
01/25/18 3.694%	5/7/2007	1,449

(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2015, the value of these securities amounted to $529, which represents less than 0.01% of net assets.

(i)	Purchased swaption contracts outstanding at June 30, 2015:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 3-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	11/4/2018	300,000,000	2,847,000	119,040

Put — OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.500	11/3/2020	256,000,000	3,110,400	510,413

Put — OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	4.000	8/21/2022	100,000,000	2,202,500	590,520

Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	3.250	8/22/2022	300,000,000	7,935,000	4,156,680

Total							16,094,900	5,376,653

(j)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	74,050,196	667,751,955	(688,624,338)	53,177,813	42,713	53,177,813

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)

Investments

Residential Mortgage-Backed Securities — Agency	—	1,550,328,879	—	1,550,328,879

Residential Mortgage-Backed Securities — Non-Agency	—	205,714,071	25,503,402	231,217,473

Commercial Mortgage-Backed Securities — Agency	—	62,285,220	—	62,285,220

Commercial Mortgage-Backed Securities — Non-Agency	—	69,654,563	3,131,883	72,786,446

Asset-Backed Securities — Agency	—	35,104	—	35,104

Asset-Backed Securities — Non-Agency	—	90,196,800	—	90,196,800

Options Purchased Puts	—	5,376,653	—	5,376,653

Money Market Funds	53,177,813	—	—	53,177,813

Total Investments	53,177,813	1,983,591,290	28,635,285	2,065,404,388

Forward Sale Commitments	—	(5,143,750)	—	(5,143,750)

Derivatives

Assets

Futures Contracts	194,582	—	—	194,582

Liabilities

Futures Contracts	(6,216)	—	—	(6,216)

Total	53,366,179	1,978,447,540	28,635,285	2,060,449,004

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities — Non-Agency ($)	Commercial Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of December 31, 2014	48,955,928	779,164	13,011,278	62,746,370

Increase (decrease) in accrued discounts/premiums	(32,831)	—	—	(32,831)

Realized gain (loss)	(19,440)	—	48,489	29,049

Change in unrealized appreciation (depreciation)(a)	(191,152)	—	(48,489)	(239,641)

Sales	(10,727,676)	(2,086,418)	(1,939,562)	(14,753,656)

Transfers into Level 3	—	4,439,137	—	4,439,137

Transfers out of Level 3	(12,481,427)	—	(11,071,716)	(23,553,143)

Balance as of June 30, 2015	25,503,402	3,131,883	—	28,635,285

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2015 was $(191,152), which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(191,152).

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and commercial mortgage backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $2,003,844,366)	$2,006,849,922

Affiliated issuers (identified cost $53,177,813)	53,177,813

Options purchased (identified cost $16,094,900)	5,376,653

Total investments (identified cost $2,073,117,079)	2,065,404,388

Receivable for:

Investments sold	5,648,124

Capital shares sold	5,240

Dividends	3,579

Interest	6,850,267

Variation margin	844

Trustees’ deferred compensation plan	18,952

Total assets	2,077,931,394

Liabilities

Forward sale commitments, at value (proceeds receivable $5,129,687)	5,143,750

Due to custodian	21,034

Payable for:

Investments purchased	49,871,055

Investments purchased on a delayed delivery basis	430,457,167

Capital shares purchased	2,721,181

Dividends and interest on securities sold short	6,319

Variation margin	64,737

Investment management fees	500,249

Distribution and/or service fees	23,305

Transfer agent fees	83,807

Administration fees	90,383

Compensation of board members	71,370

Other expenses	57,836

Trustees’ deferred compensation plan	18,952

Total liabilities	489,131,145

Net assets applicable to outstanding capital stock	$1,588,800,249

Represented by

Paid-in capital	$1,571,227,599

Undistributed net investment income	20,706,546

Accumulated net realized gain	4,404,492

Unrealized appreciation (depreciation) on:

Investments	3,005,556

Forward sale commitments	(14,063)

Futures contracts	188,366

Options purchased	(10,718,247)

Total — representing net assets applicable to outstanding capital stock	$1,588,800,249

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

Class 1

Net assets	$1,402,099,799

Shares outstanding	134,391,299

Net asset value per share	$10.43

Class 2

Net assets	$24,983,835

Shares outstanding	2,397,764

Net asset value per share	$10.42

Class 3

Net assets	$161,716,615

Shares outstanding	15,490,961

Net asset value per share	$10.44

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$42,713

Interest	25,986,282

Total income	26,028,995

Expenses:

Investment management fees	3,140,484

Distribution and/or service fees

Class 2	30,783

Class 3	105,415

Transfer agent fees

Class 1	468,600

Class 2	7,388

Class 3	50,598

Administration fees	563,781

Compensation of board members	17,833

Custodian fees	18,568

Printing and postage fees	38,046

Professional fees	21,702

Other	13,771

Total expenses	4,476,969

Net investment income	21,552,026

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	10,313,531

Futures contracts	6,917,528

Options purchased	(2,190,375)

Net realized gain	15,040,684

Net change in unrealized appreciation (depreciation) on:

Investments	(6,317,944)

Forward sale commitments	(14,063)

Futures contracts	(691,745)

Options purchased	(1,927,270)

Net change in unrealized depreciation	(8,951,022)

Net realized and unrealized gain	6,089,662

Net increase in net assets resulting from operations	$27,641,688

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$21,552,026	$46,790,970

Net realized gain	15,040,684	25,429,134

Net change in unrealized appreciation (depreciation)	(8,951,022)	36,759,161

Net increase in net assets resulting from operations	27,641,688	108,979,265

Distributions to shareholders

Net investment income

Class 1	(41,457,525)	(31,813,638)

Class 2	(679,269)	(416,916)

Class 3	(4,577,192)	(3,341,455)

Net realized gains

Class 1	(3,203,886)	—

Class 2	(57,190)	—

Class 3	(369,502)	—

Total distributions to shareholders	(50,344,564)	(35,572,009)

Decrease in net assets from capital stock activity	(243,343,694)	(182,959,388)

Total decrease in net assets	(266,046,570)	(109,552,132)

Net assets at beginning of period	1,854,846,819	1,964,398,951

Net assets at end of period	$1,588,800,249	$1,854,846,819

Undistributed net investment income	$20,706,546	$45,868,506

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	2,825,124	30,392,746	17,155,199	179,184,642

Distributions reinvested	4,282,014	44,661,411	3,070,814	31,813,638

Redemptions	(28,344,553)	(305,408,996)	(34,024,899)	(355,149,492)

Net decrease	(21,237,415)	(230,354,839)	(13,798,886)	(144,151,212)

Class 2 shares

Subscriptions	195,719	2,099,286	283,273	2,958,874

Distributions reinvested	70,745	736,459	40,282	416,916

Redemptions	(254,838)	(2,727,346)	(496,290)	(5,165,198)

Net increase (decrease)	11,626	108,399	(172,735)	(1,789,408)

Class 3 shares

Subscriptions	50,581	540,963	416,297	4,363,870

Distributions reinvested	474,276	4,946,694	322,223	3,341,455

Redemptions	(1,731,034)	(18,584,911)	(4,289,218)	(44,724,093)

Net decrease	(1,206,177)	(13,097,254)	(3,550,698)	(37,018,768)

Total net decrease	(22,431,966)	(243,343,694)	(17,522,319)	(182,959,388)

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.62		$10.22	$10.49	$10.43	$10.38	$10.30

Income from investment operations:

Net investment income	0.13		0.26	0.20	0.10	0.10	0.07

Net realized and unrealized gain (loss)	0.02		0.34	(0.39)	0.08	0.06	0.12

Total from investment operations	0.15		0.60	(0.19)	0.18	0.16	0.19

Less distributions to shareholders:

Net investment income	(0.32)		(0.20)	(0.08)	(0.12)	(0.11)	(0.11)

Net realized gains	(0.02)		—	—	—	—	—

Total distributions to shareholders	(0.34)		(0.20)	(0.08)	(0.12)	(0.11)	(0.11)

Net asset value, end of period	$10.43		$10.62	$10.22	$10.49	$10.43	$10.38

Total return	1.44%		5.92%	(1.83%)	1.69%	1.51%	1.83%

Ratios to average net assets(b)

Total gross expenses	0.49	%(c)	0.49%	0.49%	0.50%	0.55%	0.63	%(c)

Total net expenses(d)	0.49	%(c)	0.49%	0.49%	0.50%	0.55%	0.63	%(c)

Net investment income	2.47	%(c)	2.48%	1.94%	0.92%	1.01%	1.09	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,402,100		$1,652,306	$1,731,407	$1,243,687	$854,906	$733,781

Portfolio turnover	201%		300%	433%	238%	92%	323%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.59		$10.20	$10.46	$10.39	$10.36	$10.30

Income from investment operations:

Net investment income	0.12		0.23	0.16	0.07	0.08	0.05

Net realized and unrealized gain (loss)	0.03		0.33	(0.37)	0.08	0.04	0.11

Total from investment operations	0.15		0.56	(0.21)	0.15	0.12	0.16

Less distributions to shareholders:

Net investment income	(0.30)		(0.17)	(0.05)	(0.08)	(0.09)	(0.10)

Net realized gains	(0.02)		—	—	—	—	—

Total distributions to shareholders	(0.32)		(0.17)	(0.05)	(0.08)	(0.09)	(0.10)

Net asset value, end of period	$10.42		$10.59	$10.20	$10.46	$10.39	$10.36

Total return	1.39%		5.57%	(1.99%)	1.47%	1.21%	1.59%

Ratios to average net assets(b)

Total gross expenses	0.74	%(c)	0.74%	0.74%	0.75%	0.76%	0.89	%(c)

Total net expenses(d)	0.74	%(c)	0.74%	0.74%	0.75%	0.76%	0.89	%(c)

Net investment income	2.23	%(c)	2.23%	1.59%	0.65%	0.81%	0.75	%(c)

Supplemental data

Net assets, end of period (in thousands)	$24,984		$25,273	$26,089	$32,395	$33,867	$1,985

Portfolio turnover	201%		300%	433%	238%	92%	323%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.62		$10.22	$10.49	$10.42	$10.37	$10.17

Income from investment operations:

Net investment income	0.13		0.25	0.18	0.08	0.09	0.12

Net realized and unrealized gain (loss)	0.02		0.34	(0.39)	0.09	0.05	0.18

Total from investment operations	0.15		0.59	(0.21)	0.17	0.14	0.30

Less distributions to shareholders:

Net investment income	(0.31)		(0.19)	(0.06)	(0.10)	(0.09)	(0.10)

Net realized gains	(0.02)		—	—	—	—	—

Total distributions to shareholders	(0.33)		(0.19)	(0.06)	(0.10)	(0.09)	(0.10)

Net asset value, end of period	$10.44		$10.62	$10.22	$10.49	$10.42	$10.37

Total return	1.41%		5.78%	(1.96%)	1.62%	1.38%	3.00%

Ratios to average net assets(a)

Total gross expenses	0.62	%(b)	0.62%	0.62%	0.63%	0.68%	0.76%

Total net expenses(c)	0.62	%(b)	0.62%	0.62%	0.63%	0.68%	0.76%

Net investment income	2.35	%(b)	2.35%	1.69%	0.78%	0.87%	1.15%

Supplemental data

Net assets, end of period (in thousands)	$161,717		$177,268	$206,903	$304,109	$344,031	$417,768

Portfolio turnover	201%		300%	433%	238%	92%	323%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under

22	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market

Semiannual Report 2015	23

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. The Fund purchased or wrote interest rate swaption contracts to manage exposure to fluctuations in interest rates and hedge the fair value of other Fund investments. These instruments may be used for other purposes in future periods. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

24	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table provides a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	194,582	*
Interest rate risk	Investments, at value —Options purchased	5,376,653
Total		5,571,235

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	6,216	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Interest rate risk	6,917,528	(2,190,375)	4,727,153
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Interest rate risk	(691,745)	(1,927,270)	(2,619,015)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average notional amounts($)*
Futures contracts — Long	75,669,375
Futures contracts — Short	121,079,969

Derivative Instrument	Average market value($)*
Options contracts — Purchased	5,182,891

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Forward Sale Commitments

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change

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COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the

Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Offsetting of Assets and Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2015:

	Barclays ($)	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Assets
Options purchased puts	4,156,680	590,520	629,453	5,376,653
Total Financial and Derivative Net Assets	4,156,680	590,520	629,453	5,376,653
Total collateral received (pledged)(a)	4,156,680	570,000	629,453	5,356,133
Net Amount(b)	—	20,520	—	20,520

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Represents the net amount due from/ (to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net

26	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU)

No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.36% to 0.24% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.36% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $1,995.

Semiannual Report 2015	27

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 Through June 30, 2015	Voluntary Expense Cap Prior to May 1, 2015
Class 1	0.610%	0.610%	0.640%
Class 2	0.860	0.860	0.890
Class 3	0.735	0.735	0.765

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $2,073,117,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$20,599,000
Unrealized depreciation	(28,312,000)
Net unrealized depreciation	$(7,713,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations,

28	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,448,230,945 and $4,690,751,539, respectively, for the six months ended June 30, 2015, of which $4,282,507,512 and $4,419,683,776, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 98.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Semiannual Report 2015	29

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Mortgage-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — U.S. Government Mortgage Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

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COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

32	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — U.S. Government Mortgage Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Semiannual Report 2015	33

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

34	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

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Semiannual Report 2015	35

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

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36	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	37

Columbia Variable Portfolio – U.S. Government Mortgage Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6491 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Income Opportunities Fund (the Fund) Class 3 shares returned 2.77% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its benchmark, the Bank of America Merrill Lynch (BofAML) BB-B US Cash Pay High Yield Constrained Index, which returned 2.69% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	2.68	1.68	8.55	7.36
Class 2*	05/03/10	2.73	1.49	8.36	7.17
Class 3	06/01/04	2.77	1.65	8.44	7.30
BofAML BB-B US Cash Pay High Yield Constrained Index		2.69	0.68	8.32	7.21

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The BofAML BB-B US Cash Pay High Yield Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	0.0	(a)
Convertible Bonds	0.0	(a)
Corporate Bonds & Notes	94.6
Money Market Funds	4.4
Preferred Stocks	0.0	(a)
Senior Loans	1.0
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Quality Breakdown (%) (at June 30, 2015)
BBB rating	2.2
BB rating	47.6
B rating	41.8
CCC rating	6.2
C rating	0.4
Not rated	1.8
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Brian Lavin, CFA

Semiannual Report 2015	3

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,026.80	1,021.22	3.62	3.61	0.72
Class 2	1,000.00	1,000.00	1,027.30	1,019.98	4.88	4.86	0.97
Class 3	1,000.00	1,000.00	1,027.70	1,020.58	4.27	4.26	0.85

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 93.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 1.2%
ADS Tactical, Inc.(a)
04/01/18	11.000%	1,784,000	1,846,440

Bombardier, Inc.(a)
03/15/20	7.750%	1,189,000	1,195,540
03/15/25	7.500%	800,000	726,000

Huntington Ingalls Industries, Inc.(a)
12/15/21	5.000%	1,218,000	1,239,315

TransDigm, Inc.
07/15/22	6.000%	3,125,000	3,085,937

Total			8,093,232

AUTOMOTIVE 0.4%
Gates Global LLC/Co.(a)
07/15/22	6.000%	1,744,000	1,578,320

Lear Corp. Escrow Bond(b)(c)(d)
12/01/16	8.750%	595,000	—

ZF North America Capital, Inc.(a)
04/29/22	4.500%	1,068,000	1,046,159

Total			2,624,479

BANKING 2.6%
Ally Financial, Inc.
02/13/22	4.125%	2,669,000	2,562,240
05/19/22	4.625%	2,251,000	2,222,862
03/30/25	4.625%	1,031,000	982,028
11/01/31	8.000%	1,536,000	1,839,360

Popular, Inc.
07/01/19	7.000%	1,279,000	1,279,000

Royal Bank of Scotland Group PLC
05/28/24	5.125%	4,858,000	4,852,088

Synovus Financial Corp.
02/15/19	7.875%	3,157,000	3,551,625

Total			17,289,203

BROKERAGE/ASSET MANAGERS/EXCHANGES 0.5%
E*TRADE Financial Corp.
11/15/22	5.375%	1,480,000	1,517,000
09/15/23	4.625%	2,072,000	2,035,740

Total			3,552,740

BUILDING MATERIALS 0.9%
Allegion US Holding Co., Inc.
10/01/21	5.750%	1,145,000	1,182,212

American Builders & Contractors Supply Co., Inc.(a)
04/15/21	5.625%	3,182,000	3,229,730

HD Supply, Inc.(a)
12/15/21	5.250%	1,133,000	1,148,579

Total			5,560,521

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CABLE AND SATELLITE 6.4%
Altice Financing SA(a)
02/15/23	6.625%	2,219,000	2,202,357

CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	1,834,000	1,806,490
01/15/24	5.750%	2,200,000	2,211,000

CCO Holdings LLC/Capital Corp.(a)
05/01/23	5.125%	277,000	269,383
05/01/25	5.375%	2,218,000	2,159,777

CSC Holdings LLC
11/15/21	6.750%	4,520,000	4,768,600
06/01/24	5.250%	257,000	246,720

Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/21	5.125%	2,789,000	2,532,761

DISH DBS Corp.
06/01/21	6.750%	2,756,000	2,873,130
07/15/22	5.875%	3,130,000	3,067,400
11/15/24	5.875%	1,905,000	1,829,991

DigitalGlobe, Inc.(a)
02/01/21	5.250%	1,248,000	1,221,480

Hughes Satellite Systems Corp.
06/15/19	6.500%	1,640,000	1,779,400

Intelsat Jackson Holdings SA
04/01/21	7.500%	925,000	914,594

Quebecor Media, Inc.(a)(c)(d)
01/15/49	9.750%	1,855,000	41,181

Sirius XM Radio, Inc.(a)
04/15/25	5.375%	1,271,000	1,226,515

UPCB Finance IV Ltd.(a)
01/15/25	5.375%	3,270,000	3,121,215

Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/25	5.000%	3,255,000	3,230,587

Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	5,501,000	5,315,341

Ziggo Bond Finance BV(a)
01/15/25	5.875%	998,000	978,040

Total			41,795,962

CHEMICALS 4.4%
Angus Chemical Co.(a)
02/15/23	8.750%	2,224,000	2,268,480

Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(a)
05/01/21	7.375%	2,285,000	2,444,950

Celanese U.S. Holdings LLC
06/15/21	5.875%	1,268,000	1,356,760

Chemours Co. LLC (The)(a)
05/15/23	6.625%	2,280,000	2,208,750
05/15/25	7.000%	1,025,000	994,250

Huntsman International LLC(a)
11/15/22	5.125%	1,104,000	1,087,440

INEOS Group Holdings SA(a)
02/15/19	5.875%	1,586,000	1,593,930

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	5

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JM Huber Corp.(a)
11/01/19	9.875%	905,000	966,088

NOVA Chemicals Corp.(a)
05/01/25	5.000%	3,344,000	3,356,540

PQ Corp.(a)
11/01/18	8.750%	8,566,000	8,737,320

Platform Specialty Products Corp.(a)
02/01/22	6.500%	3,379,000	3,488,817

Total			28,503,325

CONSTRUCTION MACHINERY 1.1%
Ashtead Capital, Inc.(a)
07/15/22	6.500%	1,299,000	1,383,435

H&E Equipment Services, Inc.
09/01/22	7.000%	1,873,000	1,931,531

United Rentals North America, Inc.
04/15/22	7.625%	1,256,000	1,359,620
06/15/23	6.125%	2,394,000	2,444,873

Total			7,119,459

CONSUMER CYCLICAL SERVICES 1.9%
ADT Corp. (The)
07/15/22	3.500%	683,000	618,115
06/15/23	4.125%	1,680,000	1,570,800

APX Group, Inc.
12/01/19	6.375%	6,704,000	6,502,880

CEB, Inc.(a)
06/15/23	5.625%	465,000	467,325

IHS, Inc.(a)
11/01/22	5.000%	899,000	893,381

Interval Acquisition Corp.(a)
04/15/23	5.625%	2,111,000	2,137,388

Total			12,189,889

CONSUMER PRODUCTS 0.9%
Spectrum Brands, Inc.
11/15/22	6.625%	899,000	957,435

Spectrum Brands, Inc.(a)
07/15/25	5.750%	1,269,000	1,288,035

Springs Industries, Inc.
06/01/21	6.250%	1,960,000	1,942,850

Tempur Sealy International, Inc.
12/15/20	6.875%	1,425,000	1,510,500

Total			5,698,820

DIVERSIFIED MANUFACTURING 0.8%
Amsted Industries, Inc.(a)
09/15/24	5.375%	2,055,000	2,039,588

Entegris, Inc.(a)
04/01/22	6.000%	2,928,000	3,008,520

Total			5,048,108

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ELECTRIC 2.2%
AES Corp. (The)
07/01/21	7.375%	2,579,000	2,830,452

Calpine Corp.(a)
01/15/22	6.000%	922,000	975,015

NRG Energy, Inc.
07/15/22	6.250%	3,538,000	3,591,070

NRG Yield Operating LLC(a)
08/15/24	5.375%	2,778,000	2,798,835

Talen Energy Supply LLC(a)
06/01/25	6.500%	1,479,000	1,479,000

TerraForm Power Operating LLC(a)
02/01/23	5.875%	2,401,000	2,437,015

Total			14,111,387

ENVIRONMENTAL 0.4%
Clean Harbors, Inc.
08/01/20	5.250%	2,455,000	2,491,825

FINANCE COMPANIES 5.9%
AerCap Ireland Capital Ltd./Global Aviation Trust(a)
05/15/21	4.500%	3,491,000	3,508,455

Air Lease Corp.
03/01/20	4.750%	516,000	548,250

Aircastle Ltd.
03/15/21	5.125%	1,247,000	1,259,470
02/15/22	5.500%	1,216,000	1,241,086

International Lease Finance Corp.
12/15/20	8.250%	4,431,000	5,261,813
01/15/22	8.625%	2,381,000	2,904,820

Navient Corp.
03/25/24	6.125%	3,417,000	3,271,778
10/25/24	5.875%	5,070,000	4,765,800

OneMain Financial Holdings, Inc.(a)
12/15/19	6.750%	1,959,000	2,032,463
12/15/21	7.250%	1,612,000	1,670,435

Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	4,005,000	3,824,775

Quicken Loans, Inc.(a)
05/01/25	5.750%	1,970,000	1,886,275

Springleaf Finance Corp.
10/01/21	7.750%	1,950,000	2,115,750
10/01/23	8.250%	1,352,000	1,487,200

iStar Financial, Inc.
07/01/19	5.000%	2,668,000	2,631,315

Total			38,409,685

FOOD AND BEVERAGE 1.3%
B&G Foods, Inc.
06/01/21	4.625%	1,705,000	1,679,425

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellation Brands, Inc.
05/01/23	4.250%	1,351,000	1,330,735
11/15/24	4.750%	1,509,000	1,512,772

Post Holdings, Inc.(a)
12/15/22	6.000%	699,000	672,788

WhiteWave Foods Co. (The)
10/01/22	5.375%	2,934,000	3,095,370

Total			8,291,090

GAMING 4.0%
Boyd Gaming Corp.
05/15/23	6.875%	824,000	844,600

GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	1,200,000	1,221,000
11/01/23	5.375%	1,777,000	1,825,868

International Game Technology PLC(a)
02/15/22	6.250%	1,784,000	1,703,720
02/15/25	6.500%	1,373,000	1,270,025

MGM Resorts International
10/01/20	6.750%	2,562,000	2,715,720
12/15/21	6.625%	2,434,000	2,543,530

Penn National Gaming, Inc.
11/01/21	5.875%	1,121,000	1,129,408

Pinnacle Entertainment, Inc.
08/01/21	6.375%	1,489,000	1,580,201

Scientific Games International, Inc.
12/01/22	10.000%	3,051,000	2,921,332

Scientific Games International, Inc.(a)
01/01/22	7.000%	2,794,000	2,884,805

Seminole Tribe of Florida, Inc.(a)
10/01/20	7.804%	1,340,000	1,429,753

SugarHouse HSP Gaming LP/Finance Corp.(a)
06/01/21	6.375%	1,472,000	1,398,400

Tunica-Biloxi Gaming Authority(a)(e)
11/15/15	9.000%	4,284,000	2,356,200

Total			25,824,562

HEALTH CARE 5.0%
CHS/Community Health Systems, Inc.
08/01/21	5.125%	838,000	853,713
02/01/22	6.875%	3,795,000	4,003,725

ConvaTec Finance International SA PIK(a)
01/15/19	8.250%	1,012,000	994,290

Fresenius Medical Care U.S. Finance II, Inc.(a)
01/31/22	5.875%	1,060,000	1,123,600
10/15/24	4.750%	2,295,000	2,272,050

HCA Holdings, Inc.
02/15/21	6.250%	3,269,000	3,522,347

HCA, Inc.
05/01/23	4.750%	2,346,000	2,375,325
02/01/25	5.375%	2,832,000	2,878,162

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hologic, Inc.(a)(f)
07/15/22	5.250%	1,124,000	1,147,885

IMS Health, Inc.(a)
11/01/20	6.000%	819,000	843,570

LifePoint Health, Inc.
12/01/21	5.500%	2,435,000	2,514,137

Surgical Care Affiliates, Inc.(a)
04/01/23	6.000%	143,000	143,000

Teleflex, Inc.
06/15/24	5.250%	249,000	252,162

Tenet Healthcare Corp.
06/01/20	4.750%	1,869,000	1,901,708
10/01/20	6.000%	1,604,000	1,710,265
04/01/22	8.125%	2,369,000	2,590,501

Tenet Healthcare Corp.(a)
06/15/23	6.750%	3,610,000	3,682,200

Total			32,808,640

HEALTHCARE INSURANCE 0.4%
Centene Corp.
05/15/22	4.750%	2,837,000	2,922,110

HOME CONSTRUCTION 0.7%
Meritage Homes Corp.
04/01/22	7.000%	2,046,000	2,184,105

Standard Pacific Corp.
11/15/24	5.875%	966,000	994,980

Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/23	5.875%	1,591,000	1,567,135

Total			4,746,220

INDEPENDENT ENERGY 9.9%
Antero Resources Corp.
12/01/22	5.125%	2,568,000	2,426,760

Antero Resources Corp.(a)
06/01/23	5.625%	3,460,000	3,343,225

Carrizo Oil & Gas, Inc.
04/15/23	6.250%	3,498,000	3,506,745

Chesapeake Energy Corp.
02/15/21	6.125%	4,127,000	3,879,380
03/15/23	5.750%	3,352,000	3,033,560

Comstock Resources, Inc.(a)
03/15/20	10.000%	2,546,000	2,296,696

Concho Resources, Inc.
04/01/23	5.500%	6,093,000	6,093,000

CrownRock LP/Finance, Inc.(a)
02/15/23	7.750%	2,411,000	2,567,715

Diamondback Energy, Inc.
10/01/21	7.625%	785,000	839,950

EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	4,297,000	4,603,161

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EP Energy LLC/Everest Acquisition Finance, Inc.(a)
06/15/23	6.375%	2,993,000	3,000,483

Halcon Resources Corp.(a)
02/01/20	8.625%	994,000	981,575

Hilcorp Energy I LP/Finance Co.(a)
12/01/24	5.000%	382,000	358,201

Laredo Petroleum, Inc.
03/15/23	6.250%	6,974,000	7,096,045

Matador Resources Co.(a)
04/15/23	6.875%	766,000	782,278

Oasis Petroleum, Inc.
11/01/21	6.500%	3,106,000	3,090,470
03/15/22	6.875%	5,242,000	5,320,630

RSP Permian, Inc.(a)
10/01/22	6.625%	1,229,000	1,256,653

Range Resources Corp.(a)
05/15/25	4.875%	1,313,000	1,275,448

SM Energy Co.
06/01/25	5.625%	414,000	409,777

SM Energy Co.(a)
11/15/22	6.125%	1,220,000	1,253,794

SandRidge Energy, Inc.(a)
06/01/20	8.750%	466,000	422,895

Whiting Petroleum Corp.
03/15/21	5.750%	3,382,000	3,327,888

Whiting Petroleum Corp.(a)
04/01/23	6.250%	3,653,000	3,625,602

Total			64,791,931

LEISURE 1.0%
AMC Entertainment, Inc.(a)
06/15/25	5.750%	1,322,000	1,295,560

Activision Blizzard, Inc.(a)
09/15/21	5.625%	3,678,000	3,852,705
09/15/23	6.125%	1,472,000	1,578,720

United Artists Theatre Circuit, Inc.(c)(d)
07/01/15	9.300%	4,021	4,021

Total			6,731,006

LODGING 1.1%
Choice Hotels International, Inc.
07/01/22	5.750%	1,561,000	1,691,734

Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	1,559,000	1,619,333

Playa Resorts Holding BV(a)
08/15/20	8.000%	3,973,000	4,112,055

Total			7,423,122

MEDIA AND ENTERTAINMENT 6.3%
AMC Networks, Inc.
12/15/22	4.750%	6,387,000	6,387,000

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable One, Inc.(a)
06/15/22	5.750%	718,000	726,975

Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	7,161,000	7,456,391

MDC Partners, Inc.(a)
04/01/20	6.750%	3,410,000	3,397,212

Netflix, Inc.
03/01/24	5.750%	953,000	979,208

Netflix, Inc.(a)
02/15/22	5.500%	1,129,000	1,165,692
02/15/25	5.875%	2,853,000	2,953,169

Nielsen Finance Co. SARL (The)(a)
10/01/21	5.500%	1,839,000	1,850,494

Outfront Media Capital LLC/Corp.
02/15/22	5.250%	598,000	603,980
02/15/24	5.625%	588,000	604,170
03/15/25	5.875%	4,177,000	4,302,310

Outfront Media Capital LLC/Corp.(a)
02/15/24	5.625%	397,000	405,933

TEGNA, Inc.(a)
09/15/21	4.875%	1,058,000	1,050,065

Univision Communications, Inc.(a)
05/15/23	5.125%	3,482,000	3,377,540
02/15/25	5.125%	6,137,000	5,923,432

Ziff Davis Media, Inc.(b)(c)(d)(e)
12/15/13	13.500%	68,749	—

Total			41,183,571

METALS 1.6%
Alcoa, Inc.
10/01/24	5.125%	3,595,000	3,639,937

ArcelorMittal
03/01/21	6.250%	3,682,000	3,856,895
06/01/25	6.125%	808,000	805,475

FMG Resources August 2006 Proprietary Ltd.(a)
03/01/22	9.750%	1,708,000	1,763,510

Peabody Energy Corp.
11/15/18	6.000%	1,000,000	480,000

Total			10,545,817

MIDSTREAM 6.1%
Blue Racer Midstream LLC/Finance Corp.(a)
11/15/22	6.125%	3,346,000	3,446,380

Crestwood Midstream Partners LP/Finance Corp.
03/01/22	6.125%	668,000	681,360

Crestwood Midstream Partners LP/Finance Corp.(a)
04/01/23	6.250%	2,845,000	2,958,800

Energy Transfer Equity LP
01/15/24	5.875%	269,000	278,953
06/01/27	5.500%	3,508,000	3,499,230

Hiland Partners LP/Finance Corp.(a)
05/15/22	5.500%	2,877,000	2,999,272

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MarkWest Energy Partners LP/Finance Corp.
07/15/23	4.500%	3,201,000	3,136,980
12/01/24	4.875%	6,212,000	6,072,230
06/01/25	4.875%	761,000	743,878

Northwest Pipeline LLC
12/01/25	7.125%	150,000	184,301

Regency Energy Partners LP/Finance Corp.
10/01/22	5.000%	2,513,000	2,552,698

Rose Rock Midstream LP/Finance Corp.(a)
11/15/23	5.625%	1,690,000	1,635,075

Sabine Pass Liquefaction LLC(a)
03/01/25	5.625%	4,235,000	4,192,650

Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	155,000	153,450
11/15/23	4.250%	2,872,000	2,656,600

Targa Resources Partners LP/Finance Corp.(a)
11/15/19	4.125%	1,576,000	1,560,240

Tesoro Logistics LP/Finance Corp.(a)
10/15/22	6.250%	3,254,000	3,367,890

Total			40,119,987

OIL FIELD SERVICES 0.4%
Transocean, Inc.
12/15/21	6.875%	1,250,000	1,125,000
10/15/22	4.300%	1,885,000	1,418,463

Total			2,543,463

OTHER FINANCIAL INSTITUTIONS 0.5%
FTI Consulting, Inc.
11/15/22	6.000%	428,000	446,190

Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	2,834,000	2,887,138

Total			3,333,328

OTHER INDUSTRY 0.8%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	5,068,000	5,245,380

PACKAGING 1.0%
Berry Plastics Corp.
07/15/23	5.125%	3,160,000	3,081,000

Plastipak Holdings, Inc.(a)
10/01/21	6.500%	1,611,000	1,639,192

Reynolds Group Issuer, Inc./LLC
02/15/21	6.875%	1,600,000	1,668,000

Total			6,388,192

PHARMACEUTICALS 3.8%
Concordia Healthcare Corp.(a)
04/15/23	7.000%	1,557,000	1,557,000

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endo Finance LLC/Finco, Inc.(a)
02/01/25	6.000%	2,187,000	2,222,539

Endo Finance LLC/Ltd./Finco, Inc.(a)(f)
07/15/23	6.000%	2,038,000	2,083,855

Grifols Worldwide Operations Ltd.
04/01/22	5.250%	1,429,000	1,432,572

Horizon Pharma Financing, Inc.(a)
05/01/23	6.625%	725,000	755,813

Jaguar Holding Co. II/Merger Sub, Inc.(a)
12/01/19	9.500%	283,000	301,395

Mallinckrodt International Finance SA/CB LLC(a)
04/15/25	5.500%	965,000	936,050

Quintiles Transnational Corp.(a)
05/15/23	4.875%	1,104,000	1,109,520

Valeant Pharmaceuticals International, Inc.(a)
07/15/21	7.500%	1,146,000	1,233,383
12/01/21	5.625%	2,075,000	2,121,687
03/01/23	5.500%	1,300,000	1,313,000
05/15/23	5.875%	5,115,000	5,242,875
04/15/25	6.125%	4,110,000	4,228,162

Total			24,537,851

PROPERTY & CASUALTY —%
Lumbermens Mutual Casualty Co.(a)(e)
12/01/97	8.450%	30,000	19

Lumbermens Mutual Casualty Co.(e)
07/01/26	9.150%	645,000	403

Total			422

RAILROADS 0.5%
Florida East Coast Holdings Corp.(a)
05/01/19	6.750%	3,121,000	3,128,803

RESTAURANTS 0.3%
BC ULC/New Red Finance, Inc.(a)
01/15/22	4.625%	2,202,000	2,168,970

RETAILERS 1.5%
Asbury Automotive Group, Inc.
12/15/24	6.000%	1,607,000	1,671,280

Group 1 Automotive, Inc.
06/01/22	5.000%	1,268,000	1,261,660

Penske Automotive Group, Inc.
12/01/24	5.375%	1,698,000	1,719,225

PetSmart, Inc.(a)
03/15/23	7.125%	1,495,000	1,566,012

Rite Aid Corp.(a)
04/01/23	6.125%	3,799,000	3,912,970

Total			10,131,147

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TECHNOLOGY 5.6%
Alliance Data Systems Corp.(a)
08/01/22	5.375%	5,326,000	5,246,110

Ancestry.com, Inc.
12/15/20	11.000%	3,096,000	3,513,960

Audatex North America, Inc.(a)
06/15/21	6.000%	1,256,000	1,290,540

Equinix, Inc.
04/01/23	5.375%	4,145,000	4,145,000

First Data Corp.(a)
01/15/21	8.250%	3,223,000	3,400,265

Goodman Networks, Inc.
07/01/18	12.125%	1,695,000	1,406,850

MSCI, Inc.(a)
11/15/24	5.250%	2,957,000	2,993,963

NCR Corp.
12/15/21	5.875%	897,000	923,910
12/15/23	6.375%	305,000	323,300

NXP BV/Funding LLC(a)
06/15/22	4.625%	647,000	638,104

Nuance Communications, Inc.(a)
08/15/20	5.375%	3,909,000	3,938,317

Qualitytech LP/Finance Corp.
08/01/22	5.875%	2,881,000	2,895,405

SS&C Technologies Holdings, Inc.(a)(f)
07/15/23	5.875%	1,386,000	1,399,860

VeriSign, Inc.
05/01/23	4.625%	1,281,000	1,231,361

VeriSign, Inc.(a)
04/01/25	5.250%	1,562,000	1,558,095

Zebra Technologies Corp.(a)
10/15/22	7.250%	1,868,000	2,022,110

Total			36,927,150

WIRELESS 7.5%
Altice SA(a)
05/15/22	7.750%	4,196,000	4,059,630

Altice US Finance I Corp.(a)
07/15/23	5.375%	2,093,000	2,040,675

Altice US Finance II Corp.(a)
07/15/25	7.750%	906,000	878,820

Crown Castle International Corp.
01/15/23	5.250%	4,284,000	4,315,059

Numericable-SFR(a)
05/15/22	6.000%	4,922,000	4,851,246
05/15/24	6.250%	414,000	407,273

SBA Communications Corp
07/15/22	4.875%	2,002,000	1,949,448

SBA Telecommunications, Inc.
07/15/20	5.750%	1,154,000	1,197,275

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Communications, Inc.(a)
11/15/18	9.000%	3,919,000	4,428,470
03/01/20	7.000%	2,956,000	3,215,241

Sprint Corp.
09/15/23	7.875%	3,840,000	3,745,152
02/15/25	7.625%	1,443,000	1,360,028

T-Mobile USA, Inc.
04/28/22	6.731%	1,652,000	1,722,210
03/01/23	6.000%	3,218,000	3,294,427
04/01/23	6.625%	3,346,000	3,475,657
01/15/24	6.500%	662,000	683,515
03/01/25	6.375%	456,000	466,260

Wind Acquisition Finance SA(a)
07/15/20	4.750%	7,132,000	7,025,020

Total			49,115,406

WIRELINES 4.4%
CenturyLink, Inc.
06/15/21	6.450%	5,326,000	5,365,945

EarthLink Holdings Corp.
06/01/20	7.375%	1,532,000	1,593,280

Frontier Communications Corp.
07/01/21	9.250%	4,414,000	4,623,665

Level 3 Financing, Inc.
08/15/22	5.375%	3,747,000	3,784,470

Level 3 Financing, Inc.(a)
05/01/25	5.375%	2,913,000	2,811,045

Telecom Italia SpA(a)
05/30/24	5.303%	4,077,000	4,056,615

Windstream Services LLC
10/15/20	7.750%	2,749,000	2,690,584

Zayo Group LLC/Capital, Inc.(a)
05/15/25	6.375%	3,723,000	3,611,310

Total			28,536,914

Total Corporate Bonds & Notes
(Cost: $611,201,657)			609,933,717

Convertible Bonds —%
WIRELINES —%
At Home Corp.(c)(d)(e)
06/12/15	4.750%	296,350	30

Total Convertible Bonds
(Cost: $—)			30

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Senior Loans 1.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
AUTOMOTIVE —%
BHM Technologies LLC Term Loan(c)(d)(e)(g)(h)
11/26/13	0.000%	386,034	39

HEALTH CARE 0.2%
U.S. Renal Care, Inc. Tranche B1 2nd Lien Term Loan(g)(h)
01/03/20	8.500%	1,244,975	1,255,868

RETAILERS 0.4%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan(g)(h)
08/21/20	5.750%	2,276,000	2,297,349

TECHNOLOGY 0.5%
Riverbed Technology, Inc. Term Loan(g)(h)
04/24/22	6.000%	3,247,562	3,278,413

Total Senior Loans
(Cost: $7,755,585)			6,831,669

Common Stocks —%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY —%
Auto Components —%

Lear Corp.	493	55,344

Automobiles —%

BHM Technologies LLC(c)(d)(i)	35,922	359

Media —%

Haights Cross Communications, Inc.(b)(c)(d)(i)	27,056	—

Loral Space & Communications, Inc.(i)	6	379

Ziff Davis Holdings, Inc.(c)(d)(i)	553	6

Total		385

Total Consumer Discretionary		56,088

INDUSTRIALS —%
Commercial Services & Supplies —%

Quad/Graphics, Inc.	993	18,380

Common Stocks (continued)
Issuer	Shares	Value ($)

Road & Rail —%

Quality Distribution, Inc.(i)	195	3,015

Total Industrials		21,395

UTILITIES —%
Independent Power and Renewable Electricity Producers —%

Calpine Corp. Escrow(b)(c)(d)(i)	6,049,000	—

Total Utilities		—

Total Common Stocks
(Cost: $310,067)		77,483

Preferred Stocks —%
CONSUMER DISCRETIONARY —%
Automobiles —%

BHM Technologies LLC(c)(d)(i)	430	4

Total Consumer Discretionary		4

Total Preferred Stocks
(Cost: $23)		4

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%

ION Media Networks, Inc.(c)(d)(i)	123	1

Total		1

Total Consumer Discretionary		1

Total Warrants
(Cost: $316,604)		1

Money Market Funds 4.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(j)(k)	28,116,470	28,116,470

Total Money Market Funds
(Cost: $28,116,470)		28,116,470

Total Investments
(Cost: $647,700,406)		644,959,374

Other Assets & Liabilities, Net		8,583,671

Net Assets		653,543,045

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

At June 30, 2015, cash totaling $274,050 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2015

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(203)	USD	(25,612,892)	09/2015	224,887	—

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $286,946,534 or 43.91% of net assets.

(b)	Negligible market value.

(c)	Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at June 30, 2015 was $45,641, which represents 0.01% of net assets. Information concerning such security holdings at June 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
At Home Corp.
06/12/15 4.750%	07/26/2005	—

BHM Technologies LLC
Common Stock	07/21/2006	1,940

BHM Technologies LLC
Preferred Stock	07/21/2006	23

BHM Technologies LLC
Term Loan 11/26/13 0.000%	06/21/2007 - 03/31/2010	951,580

Calpine Corp. Escrow
Common Stock	09/29/2011	—

Haights Cross Communications, Inc.
Common Stock	01/15/2004 - 02/03/2006	307,972

ION Media Networks, Inc.
Warrant	12/19/2005 - 04/14/2009	316,604

Lear Corp. Escrow Bond
12/01/16 8.750%	11/20/2006 - 07/24/2008	—

Quebecor Media, Inc.
01/15/49 9.750%	01/17/2007 - 07/24/2008	22,775

United Artists Theatre Circuit, Inc.
07/01/15 9.300%	01/27/2003 - 04/24/2013	3,907

Ziff Davis Holdings, Inc.
Common Stock	07/1/2008	6

Ziff Davis Media, Inc.
12/15/13 13.500%	07/01/2008 - 04/15/2011	53,372

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2015, the value of these securities amounted to $45,641, which represents 0.01% of net assets.

(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2015, the value of these securities amounted to $2,356,691, which represents 0.36% of net assets.

(f)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(g)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(h)	Variable rate security.

(i)	Non-income producing investment.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(j)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,375,604	579,231,634	(572,490,768)	28,116,470	20,949	28,116,470

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs,

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments

Corporate Bonds & Notes	—	609,888,515	45,202		609,933,717

Convertible Bonds	—	—	30		30

Senior Loans	—	5,575,762	1,255,907		6,831,669

Common Stocks

Consumer Discretionary	55,723	—	365		56,088

Industrials	21,395	—	—		21,395

Utilities	—	—	0	(a)	0	(a)

Total Common Stocks	77,118	—	365		77,483

Preferred Stocks

Consumer Discretionary	—	—	4		4

Warrants

Consumer Discretionary	—	—	1		1

Money Market Funds	28,116,470	—	—		28,116,470

Total Investments	28,193,588	615,464,277	1,301,509		644,959,374

Derivatives

Assets

Futures Contracts	224,887	—	—		224,887

Total	28,418,475	615,464,277	1,301,509		645,184,261

(a)	Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, convertible bonds, common stocks and warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain corporate bonds, senior loans and common and preferred stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	1,234,081	1,234,081	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $619,583,936)	$616,842,904

Affiliated issuers (identified cost $28,116,470)	28,116,470

Total investments (identified cost $647,700,406)	644,959,374

Cash	82,762

Margin deposits	274,050

Receivable for:

Investments sold	7,187,235

Capital shares sold	158,398

Dividends	2,611

Interest	9,049,636

Foreign tax reclaims	12,631

Variation margin	6,344

Expense reimbursement due from Investment Manager	6,004

Trustees’ deferred compensation plan	149

Total assets	661,739,194

Liabilities

Payable for:

Investments purchased	2,923,838

Investments purchased on a delayed delivery basis	4,080,683

Capital shares purchased	500,134

Investment management fees	332,274

Distribution and/or service fees	47,408

Transfer agent fees	34,399

Administration fees	39,458

Compensation of board members	166,956

Other expenses	70,850

Trustees’ deferred compensation plan	149

Total liabilities	8,196,149

Net assets applicable to outstanding capital stock	$653,543,045

Represented by

Paid-in capital	$603,398,765

Undistributed net investment income	23,742,784

Accumulated net realized gain	28,917,641

Unrealized appreciation (depreciation) on:

Investments	(2,741,032)

Futures contracts	224,887

Total — representing net assets applicable to outstanding capital stock	$653,543,045

Class 1

Net assets	$350,899,543

Shares outstanding	41,922,980

Net asset value per share	$8.37

Class 2

Net assets	$125,458,775

Shares outstanding	15,047,156

Net asset value per share	$8.34

Class 3

Net assets	$177,184,727

Shares outstanding	21,073,916

Net asset value per share	$8.41

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$842

Dividends — affiliated issuers	20,949

Interest	28,208,396

Total income	28,230,187

Expenses:

Investment management fees	2,906,078

Distribution and/or service fees

Class 2	159,470

Class 3	114,409

Transfer agent fees

Class 1	211,608

Class 2	38,272

Class 3	54,914

Administration fees	339,759

Compensation of board members	17,035

Custodian fees	12,015

Printing and postage fees	65,232

Professional fees	20,248

Other	9,486

Total expenses	3,948,526

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(11,147)

Total net expenses	3,937,379

Net investment income	24,292,808

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	28,769,818

Futures contracts	(256,410)

Swap contracts	75,570

Net realized gain	28,588,978

Net change in unrealized appreciation (depreciation) on:

Investments	(16,768,147)

Futures contracts	313,768

Net change in unrealized depreciation	(16,454,379)

Net realized and unrealized gain	12,134,599

Net increase in net assets resulting from operations	$36,427,407

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$24,292,808	$59,146,405

Net realized gain	28,588,978	12,659,796

Net change in unrealized depreciation	(16,454,379)	(27,005,987)

Net increase in net assets resulting from operations	36,427,407	44,800,214

Distributions to shareholders

Net investment income

Class 1	(32,077,794)	—

Class 2	(11,331,960)	—

Class 3	(15,985,731)	—

Net realized gains

Class 1	(3,074,059)	—

Class 2	(1,108,263)	—

Class 3	(1,553,330)	—

Total distributions to shareholders	(65,131,137)	—

Decrease in net assets from capital stock activity	(475,901,831)	(50,403,925)

Total decrease in net assets	(504,605,561)	(5,603,711)

Net assets at beginning of period	1,158,148,606	1,163,752,317

Net assets at end of period	$653,543,045	$1,158,148,606

Undistributed net investment income	$23,742,784	$58,845,461

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	5,289,929	49,411,458	16,200,607	145,986,107

Distributions reinvested	4,199,743	35,151,853	—	—

Redemptions	(60,678,820)	(569,695,701)	(15,860,952)	(142,821,354)

Net increase (decrease)	(51,189,148)	(485,132,390)	339,655	3,164,753

Class 2 shares

Subscriptions	200,232	1,849,802	464,738	4,183,522

Distributions reinvested	1,491,633	12,440,223	—	—

Redemptions	(896,071)	(8,269,002)	(2,320,122)	(20,814,089)

Net increase (decrease)	795,794	6,021,023	(1,855,384)	(16,630,567)

Class 3 shares

Subscriptions	129,064	1,188,778	251,090	2,289,787

Distributions reinvested	2,085,501	17,539,061	—	—

Redemptions	(1,668,113)	(15,518,303)	(4,340,106)	(39,227,898)

Net increase (decrease)	546,452	3,209,536	(4,089,016)	(36,938,111)

Total net decrease	(49,846,902)	(475,901,831)	(5,604,745)	(50,403,925)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$9.06		$8.71	$10.51	$10.02	$10.69	$11.25

Income from investment operations:

Net investment income	0.22		0.45	0.52	0.64	0.70	0.51

Net realized and unrealized gain (loss)	0.02		(0.10)	(0.06)	0.78	(0.04)	0.23

Total from investment operations	0.24		0.35	0.46	1.42	0.66	0.74

Less distributions to shareholders:

Net investment income	(0.85)		—	(1.38)	(0.71)	(1.03)	(1.30)

Net realized gains	(0.08)		—	(0.59)	(0.22)	(0.30)	—

Tax return of capital	—		—	(0.29)	—	—	—

Total distributions to shareholders	(0.93)		—	(2.26)	(0.93)	(1.33)	(1.30)

Net asset value, end of period	$8.37		$9.06	$8.71	$10.51	$10.02	$10.69

Total return	2.68%		4.02%	5.09%	14.97%	6.42%	7.68%

Ratios to average net assets(b)

Total gross expenses	0.72	%(c)	0.71%	0.72%	0.71%	0.72%	0.78	%(c)

Total net expenses(d)	0.72	%(c)	0.71%	0.71%	0.71%	0.72%	0.78	%(c)

Net investment income	4.83	%(c)	5.04%	5.59%	6.16%	6.76%	7.47	%(c)

Supplemental data

Net assets, end of period (in thousands)	$350,900		$843,225	$808,379	$755,648	$983,282	$842,202

Portfolio turnover	29%		59%	56%	68%	66%	77%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$9.01		$8.69	$10.46	$9.98	$10.67	$11.25

Income from investment operations:

Net investment income	0.21		0.44	0.49	0.60	0.66	0.47

Net realized and unrealized gain (loss)	0.04		(0.12)	(0.04)	0.79	(0.03)	0.24

Total from investment operations	0.25		0.32	0.45	1.39	0.63	0.71

Less distributions to shareholders:

Net investment income	(0.84)		—	(1.34)	(0.69)	(1.02)	(1.29)

Net realized gains	(0.08)		—	(0.59)	(0.22)	(0.30)	—

Tax return of capital	—		—	(0.29)	—	—	—

Total distributions to shareholders	(0.92)		—	(2.22)	(0.91)	(1.32)	(1.29)

Net asset value, end of period	$8.34		$9.01	$8.69	$10.46	$9.98	$10.67

Total return	2.73%		3.68%	5.01%	14.72%	6.17%	7.44%

Ratios to average net assets(b)

Total gross expenses	0.98	%(c)	0.96%	0.97%	0.96%	0.97%	1.01	%(c)

Total net expenses(d)	0.97	%(c)	0.90%	0.78%	0.96%	0.96%	1.01	%(c)

Net investment income	4.60	%(c)	4.86%	5.54%	5.86%	6.54%	6.87	%(c)

Supplemental data

Net assets, end of period (in thousands)	$125,459		$128,476	$139,973	$9,657	$4,704	$929

Portfolio turnover	29%		59%	56%	68%	66%	77%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$9.08		$8.75	$10.53	$10.04	$10.71	$10.71

Income from investment operations:

Net investment income	0.22		0.45	0.51	0.62	0.69	0.81

Net realized and unrealized gain (loss)	0.03		(0.12)	(0.06)	0.79	(0.05)	0.47

Total from investment operations	0.25		0.33	0.45	1.41	0.64	1.28

Less distributions to shareholders:

Net investment income	(0.84)		—	(1.35)	(0.70)	(1.01)	(1.28)

Net realized gains	(0.08)		—	(0.59)	(0.22)	(0.30)	—

Tax return of capital	—		—	(0.29)	—	—	—

Total distributions to shareholders	(0.92)		—	(2.23)	(0.92)	(1.31)	(1.28)

Net asset value, end of period	$8.41		$9.08	$8.75	$10.53	$10.04	$10.71

Total return	2.77%		3.77%	5.02%	14.80%	6.26%	13.04%

Ratios to average net assets(a)

Total gross expenses	0.85	%(b)	0.84%	0.85%	0.84%	0.85%	0.86%

Total net expenses(c)	0.85	%(b)	0.84%	0.84%	0.83%	0.85%	0.86%

Net investment income	4.72	%(b)	4.92%	5.45%	6.01%	6.63%	7.38%

Supplemental data

Net assets, end of period (in thousands)	$177,185		$186,448	$215,401	$262,909	$236,367	$251,747

Portfolio turnover	29%		59%	56%	68%	66%	77%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Income Opportunities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use

Semiannual Report 2015	23

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has

24	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments.

Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to manage its cash position. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Semiannual Report 2015	25

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The following table provides a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	224,887	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	75,570	75,570
Interest rate risk	(256,410)	—	(256,410)
Total	(256,410)	75,570	(180,840)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	313,768

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average notional amounts($)*
Futures contracts — Short	20,347,462

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the

26	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund’s sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2015	27

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.59% to 0.36% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.57% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.07% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board,

including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $1,464.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses

28	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 Through June 30, 2015	Voluntary Expense Cap Prior to May 1, 2015
Class 1	0.730%	0.730%	0.720%
Class 2	0.980	0.980	0.970
Class 3	0.855	0.855	0.845

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $647,700,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$9,146,000
Unrealized depreciation	(11,887,000)
Net unrealized depreciation	$(2,741,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $282,230,149 and $794,890,840, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 94.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per

Semiannual Report 2015	29

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

High-Yield Securities Risk

Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the

30	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015	31

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Income Opportunities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

32	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015	33

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Income Opportunities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

34	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015	35

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

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36	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	37

Columbia Variable Portfolio – Income Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6545 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Balanced Fund (the Fund) Class 3 shares returned 1.85% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its Blended Index, which returned 0.79% during the same period.

■	The Fund’s equity benchmark, the S&P 500 Index, returned 1.23%, while the Fund’s fixed-income benchmark, the Barclays U.S. Aggregate Bond Index, returned -0.10% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	06/25/14	1.99	6.69	13.57	6.45
Class 2*	06/25/14	1.85	6.40	13.36	6.27
Class 3	04/30/86	1.85	6.47	13.52	6.43
Blended Index		0.79	5.28	11.76	6.79
S&P 500 Index		1.23	7.42	17.34	7.89
Barclays U.S. Aggregate Bond Index		-0.10	1.86	3.35	4.44

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Blended Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Apple, Inc.	2.9
JPMorgan Chase & Co.	2.2
U.S. Treasury 3.875% 08/15/40	2.2
Medtronic PLC	1.9
Citigroup, Inc.	1.9
CVS Health Corp.	1.9
American Express Co.	1.8
Verizon Communications, Inc.	1.7
Honeywell International, Inc.	1.7
Comcast Corp., Class A	1.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Asset-Backed Securities — Non-Agency	1.5
Commercial Mortgage-Backed Securities — Agency	3.1
Commercial Mortgage-Backed Securities — Non-Agency	2.7
Common Stocks	61.6
Corporate Bonds & Notes	10.7
Foreign Government Obligations	0.5
Inflation-Indexed Bonds	0.6
Money Market Funds	7.4
Municipal Bonds	0.1
Residential Mortgage-Backed Securities — Agency	8.2
Residential Mortgage-Backed Securities — Non-Agency	0.3
Senior Loans	0.0	(a)
U.S. Treasury Obligations	3.3
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Portfolio Management

Leonard Aplet, CFA

Brian Lavin, CFA

Gregory Liechty

Guy Pope, CFA

Ronald Stahl, CFA

Semiannual Report 2015	3

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	10.9
Consumer Staples	7.9
Energy	5.2
Financials	20.4
Health Care	15.3
Industrials	12.1
Information Technology	22.6
Materials	1.9
Telecommunication Services	2.6
Utilities	1.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,019.90	1,021.08	3.76	3.76	0.75
Class 2	1,000.00	1,000.00	1,018.50	1,019.84	5.00	5.01	1.00
Class 3	1,000.00	1,000.00	1,018.50	1,020.23	4.60	4.61	0.92

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015	5

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 63.7%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 6.9%
Auto Components 1.1%

Delphi Automotive PLC	132,235	11,251,875

Hotels, Restaurants & Leisure 0.7%

Aramark	114,249	3,538,292

Las Vegas Sands Corp.	9,605	504,935

McDonald’s Corp.	32,535	3,093,102

Total		7,136,329

Household Durables 0.3%

Mohawk Industries, Inc.(a)	13,565	2,589,559

Internet & Catalog Retail 0.8%

Priceline Group, Inc. (The)(a)	6,910	7,955,967

Media 2.4%

CBS Corp., Class B Non Voting	136,725	7,588,238

Comcast Corp., Class A	257,267	15,472,037

Total		23,060,275

Specialty Retail 1.2%

Lowe’s Companies, Inc.	118,579	7,941,235

Michaels Companies, Inc. (The)(a)	143,559	3,863,173

Total		11,804,408

Textiles, Apparel & Luxury Goods 0.4%

PVH Corp.	33,096	3,812,659

Total Consumer Discretionary		67,611,072

CONSUMER STAPLES 5.1%
Beverages 2.0%

Diageo PLC, ADR	66,149	7,675,930

PepsiCo, Inc.	126,810	11,836,445

Total		19,512,375

Food & Staples Retailing 2.3%

CVS Health Corp.	171,845	18,023,104

Walgreens Boots Alliance, Inc.	48,210	4,070,852

Total		22,093,956

Tobacco 0.8%

Philip Morris International, Inc.	95,095	7,623,766

Total Consumer Staples		49,230,097

ENERGY 3.3%
Energy Equipment & Services 0.6%

Halliburton Co.	49,824	2,145,920

Schlumberger Ltd.	47,850	4,124,191

Total		6,270,111

Oil, Gas & Consumable Fuels 2.7%

Canadian Natural Resources Ltd.	181,185	4,920,985

Common Stocks (continued)
Issuer	Shares	Value ($)
Chevron Corp.	67,871	6,547,516

ConocoPhillips	37,539	2,305,270

Noble Energy, Inc.	79,059	3,374,238

Range Resources Corp.	103,645	5,117,990

Williams Companies, Inc. (The)	67,511	3,874,456

Total		26,140,455

Total Energy		32,410,566

FINANCIALS 13.0%
Banks 6.5%

Bank of America Corp.	879,338	14,966,333

Citigroup, Inc.	326,978	18,062,264

JPMorgan Chase & Co.	304,080	20,604,461

Wells Fargo & Co.	169,991	9,560,294

Total		63,193,352

Capital Markets 2.4%

BlackRock, Inc.	39,291	13,593,900

Goldman Sachs Group, Inc. (The)	47,795	9,979,118

Total		23,573,018

Consumer Finance 1.7%

American Express Co.	214,560	16,675,603

Diversified Financial Services 1.4%

Berkshire Hathaway, Inc., Class B(a)	98,177	13,362,871

Insurance 0.9%

Aon PLC	87,251	8,697,180

Real Estate Investment Trusts (REITs) 0.1%

Rayonier, Inc.	61,530	1,572,092

Total Financials		127,074,116

HEALTH CARE 9.7%
Biotechnology 2.3%

Biogen, Inc.(a)	14,525	5,867,228

Celgene Corp.(a)	90,905	10,520,890

Vertex Pharmaceuticals, Inc.(a)	50,479	6,233,147

Total		22,621,265

Health Care Equipment & Supplies 3.9%

Abbott Laboratories	226,680	11,125,454

Baxter International, Inc.	32,825	2,295,452

Medtronic PLC	245,876	18,219,412

St. Jude Medical, Inc.	88,995	6,502,865

Total		38,143,183

Health Care Providers & Services 1.9%

Cardinal Health, Inc.	114,241	9,556,260

CIGNA Corp.	57,795	9,362,790

Total		18,919,050

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.6%

Johnson & Johnson	129,226	12,594,366

Perrigo Co. PLC	14,682	2,713,674

Total		15,308,040

Total Health Care		94,991,538

INDUSTRIALS 7.7%
Aerospace & Defense 2.5%

Honeywell International, Inc.	152,756	15,576,529

United Technologies Corp.	79,889	8,862,087

Total		24,438,616

Air Freight & Logistics 0.6%

FedEx Corp.	36,785	6,268,164

Building Products 0.3%

Fortune Brands Home & Security, Inc.	66,883	3,064,579

Commercial Services & Supplies 0.8%

Tyco International PLC	199,319	7,669,795

Industrial Conglomerates 1.3%

General Electric Co.	457,168	12,146,954

Professional Services 2.1%

Dun & Bradstreet Corp. (The)	34,745	4,238,890

IHS, Inc., Class A(a)	28,030	3,605,499

Nielsen NV	276,060	12,359,206

Total		20,203,595

Road & Rail 0.1%

Kansas City Southern	15,407	1,405,119

Total Industrials		75,196,822

INFORMATION TECHNOLOGY 14.4%
Communications Equipment 0.8%

QUALCOMM, Inc.	121,563	7,613,491

Internet Software & Services 3.3%

Alibaba Group Holding Ltd., ADR(a)	41,200	3,389,524

Facebook, Inc., Class A(a)	109,420	9,384,406

Google, Inc., Class A(a)	12,839	6,933,574

Google, Inc., Class C(a)	23,878	12,428,738

Total		32,136,242

IT Services 1.3%

MasterCard, Inc., Class A	133,020	12,434,709

Semiconductors & Semiconductor Equipment 1.4%

Broadcom Corp., Class A	186,107	9,582,649

Skyworks Solutions, Inc.	44,527	4,635,261

Total		14,217,910

Common Stocks (continued)
Issuer	Shares	Value ($)
Software 3.8%

Activision Blizzard, Inc.	449,275	10,876,948

Electronic Arts, Inc.(a)	108,598	7,221,767

Intuit, Inc.	48,325	4,869,710

Microsoft Corp.	318,103	14,044,247

Total		37,012,672

Technology Hardware, Storage & Peripherals 3.8%

Apple, Inc.	213,727	26,806,709

EMC Corp.	267,534	7,060,222

Hewlett-Packard Co.	114,363	3,432,034

Total		37,298,965

Total Information Technology		140,713,989

MATERIALS 1.2%
Chemicals 1.2%

LyondellBasell Industries NV, Class A	83,125	8,605,100

Monsanto Co.	31,465	3,353,854

Total		11,958,954

Total Materials		11,958,954

TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.7%

Verizon Communications, Inc.	346,425	16,146,869

Total Telecommunication Services		16,146,869

UTILITIES 0.7%
Electric Utilities 0.3%

Edison International	57,842	3,214,859

Multi-Utilities 0.4%

DTE Energy Co.	43,619	3,255,722

Total Utilities		6,470,581

Total Common Stocks
(Cost: $527,539,000)		621,804,604

Corporate Bonds & Notes 11.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.3%
BAE Systems Holdings, Inc.(b)
10/07/24	3.800%	670,000	672,754

Bombardier, Inc.(b)
03/15/20	7.750%	18,000	18,099
03/15/25	7.500%	23,000	20,873

Huntington Ingalls Industries, Inc.(b)
12/15/21	5.000%	12,000	12,210

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L-3 Communications Corp.
02/15/21	4.950%	700,000	747,054

Lockheed Martin Corp.
03/01/25	2.900%	940,000	902,962

TransDigm, Inc.
10/15/20	5.500%	3,000	2,981
07/15/21	7.500%	20,000	21,500
07/15/24	6.500%	35,000	34,562

TransDigm, Inc.(b)
05/15/25	6.500%	25,000	24,750

Total			2,457,745

AUTOMOTIVE 0.1%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	30,000	31,500

Ford Motor Credit Co. LLC
01/16/18	2.375%	700,000	706,507

Gates Global LLC/Co.(b)
07/15/22	6.000%	35,000	31,675

Schaeffler Finance BV(b)
05/15/21	4.250%	65,000	63,375

Schaeffler Holding Finance BV PIK(b)
11/15/19	6.250%	27,000	28,451

Tenneco, Inc.
12/15/24	5.375%	13,000	13,358

ZF North America Capital, Inc.(b)
04/29/25	4.750%	60,000	58,088

Total			932,954

BANKING 2.2%
Ally Financial, Inc.
01/27/19	3.500%	16,000	15,880
02/13/22	4.125%	50,000	48,000
05/19/22	4.625%	23,000	22,713
09/30/24	5.125%	63,000	63,158
03/30/25	4.625%	19,000	18,098

BB&T Corp.(c)
12/01/16	0.713%	750,000	749,999

Bank of America Corp.
01/05/21	5.875%	1,750,000	2,002,231

Barclays Bank PLC
05/15/24	3.750%	775,000	778,374

Bear Stearns Companies LLC (The)
02/01/18	7.250%	1,200,000	1,359,391

Capital One Financial Corp.
06/15/23	3.500%	1,090,000	1,072,779

Citigroup, Inc.
05/15/18	6.125%	1,470,000	1,640,388

Credit Suisse
09/09/24	3.625%	950,000	944,356

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Financial Services
11/21/22	3.850%	900,000	893,606

Fifth Third Bancorp
03/15/22	3.500%	575,000	584,828

Goldman Sachs Group, Inc. (The)
07/08/24	3.850%	1,850,000	1,845,357

HSBC Holdings PLC
04/05/21	5.100%	1,000,000	1,114,717

Huntington National Bank (The)
06/30/18	2.000%	955,000	955,937

ING Bank NV(b)(c)
03/16/18	0.836%	900,000	898,875

Morgan Stanley
01/25/21	5.750%	1,150,000	1,310,213

PNC Bank NA
01/30/23	2.950%	950,000	919,116

Regions Financial Corp.
05/15/18	2.000%	1,000,000	999,328

Royal Bank of Scotland Group PLC
05/28/24	5.125%	58,000	57,929

Royal Bank of Scotland PLC (The)
08/24/20	5.625%	600,000	675,407

State Street Corp.
12/16/24	3.300%	600,000	598,955

Synovus Financial Corp.
02/15/19	7.875%	42,000	47,250

U.S. Bank(c)
04/29/20	2.282%	800,000	800,822

Wells Fargo & Co.
02/13/23	3.450%	950,000	944,856

Total			21,362,563

BROKERAGE/ASSET MANAGERS/EXCHANGES —%
E*TRADE Financial Corp.
11/15/22	5.375%	28,000	28,700
09/15/23	4.625%	32,000	31,440

National Financial Partners Corp.(b)
07/15/21	9.000%	8,000	7,900

Total			68,040

BUILDING MATERIALS —%
Allegion US Holding Co., Inc.
10/01/21	5.750%	27,000	27,877

American Builders & Contractors Supply Co., Inc.(b)
04/15/21	5.625%	43,000	43,645

Gibraltar Industries, Inc.
02/01/21	6.250%	13,000	13,292

HD Supply, Inc.
04/15/20	11.000%	23,000	25,597
07/15/20	7.500%	77,000	81,427

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HD Supply, Inc.(b)
12/15/21	5.250%	21,000	21,289

Masco Corp.
04/01/25	4.450%	28,000	28,070

NCI Building Systems, Inc.(b)
01/15/23	8.250%	30,000	31,950

Nortek, Inc.
04/15/21	8.500%	34,000	36,295

RSI Home Products, Inc.(b)
03/15/23	6.500%	16,000	16,000

USG Corp.(b)
11/01/21	5.875%	10,000	10,513
03/01/25	5.500%	4,000	3,965

Total			339,920

CABLE AND SATELLITE 0.2%
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	13,000	13,553
09/30/22	5.250%	20,000	19,700

CCO Holdings LLC/Capital Corp.(b)
05/01/23	5.125%	2,000	1,945
05/01/25	5.375%	52,000	50,635
05/01/27	5.875%	22,000	21,478

CSC Holdings LLC
02/15/18	7.875%	38,000	41,895
11/15/21	6.750%	11,000	11,605
06/01/24	5.250%	34,000	32,640

Cequel Communications Holdings I LLC/Capital Corp.(b)
09/15/20	6.375%	43,000	42,710
12/15/21	5.125%	9,000	8,173

DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	770,000	774,429

DISH DBS Corp.
09/01/19	7.875%	44,000	48,796
03/15/23	5.000%	31,000	28,675
11/15/24	5.875%	38,000	36,504

Hughes Satellite Systems Corp.
06/15/21	7.625%	14,000	15,403

Intelsat Jackson Holdings SA
10/15/20	7.250%	40,000	39,550

Intelsat Luxembourg SA
06/01/21	7.750%	21,000	17,535
06/01/23	8.125%	30,000	24,900

NBCUniversal Media LLC
04/01/41	5.950%	675,000	790,794

UPCB Finance IV Ltd.(b)
01/15/25	5.375%	45,000	42,952

Unitymedia GmbH(b)
01/15/25	6.125%	31,000	32,395

Unitymedia Hessen GmbH & Co. KG NRW(b)
01/15/25	5.000%	65,000	64,512

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Videotron Ltd.
07/15/22	5.000%	27,000	26,932

Videotron Ltd.(b)
06/15/24	5.375%	6,000	6,000

Virgin Media Finance PLC(b)
10/15/24	6.000%	31,000	31,465
01/15/25	5.750%	65,000	65,000

Virgin Media Secured Finance PLC(b)
01/15/26	5.250%	26,000	25,123

Total			2,315,299

CHEMICALS 0.3%
Angus Chemical Co.(b)
02/15/23	8.750%	24,000	24,480

Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(b)
05/01/21	7.375%	19,000	20,330

Celanese U.S. Holdings LLC
06/15/21	5.875%	25,000	26,750

Chemours Co. LLC (The)(b)
05/15/23	6.625%	42,000	40,687
05/15/25	7.000%	22,000	21,340

Dow Chemical Co. (The)
11/01/29	7.375%	475,000	598,787

Eastman Chemical Co.
06/01/17	2.400%	400,000	406,586

Eco Services Operations LLC/Finance Corp.(b)
11/01/22	8.500%	26,000	26,130

Huntsman International LLC
11/15/20	4.875%	20,000	19,950
03/15/21	8.625%	2,000	2,105

Huntsman International LLC(b)
11/15/22	5.125%	4,000	3,940

INEOS Group Holdings SA(b)
08/15/18	6.125%	7,000	7,149
02/15/19	5.875%	27,000	27,135

JM Huber Corp.(b)
11/01/19	9.875%	55,000	58,712

LYB International Finance BV
07/15/23	4.000%	1,000,000	1,023,348

NOVA Chemicals Corp.(b)
05/01/25	5.000%	83,000	83,311

PQ Corp.(b)
11/01/18	8.750%	134,000	136,680

Platform Specialty Products Corp.(b)
02/01/22	6.500%	61,000	62,982

WR Grace & Co.(b)
10/01/21	5.125%	29,000	29,218
10/01/24	5.625%	12,000	12,150

Total			2,631,770

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CONSTRUCTION MACHINERY 0.1%
Ashtead Capital, Inc.(b)
07/15/22	6.500%	13,000	13,845

Caterpillar Financial Services Corp.
06/01/22	2.850%	525,000	523,553

H&E Equipment Services, Inc.
09/01/22	7.000%	17,000	17,531

United Rentals North America, Inc.
04/15/22	7.625%	99,000	107,167
06/15/23	6.125%	16,000	16,340
11/15/24	5.750%	14,000	13,790

Total			692,226

CONSUMER CYCLICAL SERVICES —%
ADT Corp. (The)
07/15/22	3.500%	22,000	19,910

APX Group, Inc.
12/01/19	6.375%	68,000	65,960
12/01/20	8.750%	33,000	29,700

CEB, Inc.(b)
06/15/23	5.625%	9,000	9,045

IHS, Inc.(b)
11/01/22	5.000%	42,000	41,737

Interval Acquisition Corp.(b)
04/15/23	5.625%	21,000	21,263

Monitronics International, Inc.
04/01/20	9.125%	39,000	37,538

Total			225,153

CONSUMER PRODUCTS —%
Serta Simmons Holdings LLC(b)
10/01/20	8.125%	54,000	57,105

Spectrum Brands, Inc.
11/15/20	6.375%	39,000	41,243

Spectrum Brands, Inc.(b)
07/15/25	5.750%	51,000	51,765

Springs Industries, Inc.
06/01/21	6.250%	36,000	35,685

Tempur Sealy International, Inc.
12/15/20	6.875%	32,000	33,920

Total			219,718

DIVERSIFIED MANUFACTURING 0.1%
Amsted Industries, Inc.(b)
03/15/22	5.000%	23,000	22,971

Entegris, Inc.(b)
04/01/22	6.000%	29,000	29,798

United Technologies Corp.
06/01/22	3.100%	500,000	503,975

Total			556,744

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ELECTRIC 1.2%
AES Corp. (The)
07/01/21	7.375%	50,000	54,875

Arizona Public Service Co.
04/01/42	4.500%	525,000	527,111

CMS Energy Corp.
02/01/20	6.250%	715,000	821,478

DTE Energy Co.
04/15/33	6.375%	610,000	752,850

Dominion Resources, Inc.
08/15/19	5.200%	600,000	663,850

Exelon Generation Co. LLC
06/15/22	4.250%	640,000	655,101

Indiana Michigan Power Co.
03/15/37	6.050%	585,000	683,422

NRG Energy, Inc.
07/15/22	6.250%	60,000	60,900

NRG Yield Operating LLC(b)
08/15/24	5.375%	40,000	40,300

Nevada Power Co.
08/01/18	6.500%	650,000	742,275

NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	1,000,000	1,002,172

PPL Capital Funding, Inc.
06/01/23	3.400%	700,000	697,511

Pacific Gas & Electric Co.
03/01/37	5.800%	700,000	809,775

Progress Energy, Inc.
03/01/31	7.750%	500,000	674,770

Public Service Co. of Colorado
05/15/25	2.900%	900,000	874,963

Southern California Edison Co.
09/01/40	4.500%	450,000	457,155

Talen Energy Supply LLC(b)
06/01/25	6.500%	27,000	27,000

TerraForm Power Operating LLC(b)
02/01/23	5.875%	37,000	37,555

TransAlta Corp.
06/03/17	1.900%	675,000	671,604

WEC Energy Group, Inc.
06/15/25	3.550%	1,000,000	997,364

Total			11,252,031

FINANCE COMPANIES 0.3%
AerCap Ireland Capital Ltd./Global Aviation Trust(b)
05/15/21	4.500%	117,000	117,585
10/01/21	5.000%	16,000	16,460

Aircastle Ltd.
03/15/21	5.125%	15,000	15,150
02/15/22	5.500%	15,000	15,309

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIT Group, Inc.(b)
04/01/18	6.625%	53,000	56,445

General Electric Capital Corp.
01/09/23	3.100%	2,000,000	1,994,488

International Lease Finance Corp.
12/15/20	8.250%	80,000	95,000

Navient Corp.
01/15/19	5.500%	15,000	15,294
10/26/20	5.000%	3,000	2,940
01/25/22	7.250%	19,000	20,045
01/25/23	5.500%	17,000	16,150
03/25/24	6.125%	23,000	22,023
10/25/24	5.875%	40,000	37,600

OneMain Financial Holdings, Inc.(b)
12/15/19	6.750%	13,000	13,488
12/15/21	7.250%	22,000	22,797

Provident Funding Associates LP/Finance Corp.(b)
06/15/21	6.750%	61,000	58,255

Quicken Loans, Inc.(b)
05/01/25	5.750%	48,000	45,960

Springleaf Finance Corp.
12/15/17	6.900%	19,000	20,188
06/01/20	6.000%	10,000	10,112
10/01/21	7.750%	39,000	42,315
10/01/23	8.250%	16,000	17,600

iStar Financial, Inc.
07/01/19	5.000%	27,000	26,629

Total			2,681,833

FOOD AND BEVERAGE 0.5%
Anheuser-Busch InBev Worldwide, Inc.
07/15/22	2.500%	800,000	769,342

ConAgra Foods, Inc.
01/25/23	3.200%	950,000	887,785

Constellation Brands, Inc.
11/15/19	3.875%	30,000	30,450
11/15/24	4.750%	50,000	50,125

Diageo Capital PLC
04/29/23	2.625%	585,000	557,536

Diamond Foods, Inc.(b)
03/15/19	7.000%	24,000	24,600

HJ Heinz Co.(b)(d)
07/15/22	3.500%	900,000	902,111

PepsiCo, Inc.
03/05/22	2.750%	560,000	558,585

Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	5,000	5,000

Post Holdings, Inc.
02/15/22	7.375%	6,000	6,105

Post Holdings, Inc.(b)
12/15/22	6.000%	7,000	6,738

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SABMiller Holdings, Inc.(b)
01/15/22	3.750%	750,000	774,941

WhiteWave Foods Co. (The)
10/01/22	5.375%	29,000	30,595

Total			4,603,913

GAMING —%
Boyd Gaming Corp.
05/15/23	6.875%	17,000	17,425

GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	35,000	35,963

International Game Technology PLC(b)
02/15/22	6.250%	66,000	63,030

MGM Resorts International
03/01/18	11.375%	37,000	43,475
10/01/20	6.750%	25,000	26,500
12/15/21	6.625%	25,000	26,125
03/15/23	6.000%	4,000	4,050

Penn National Gaming, Inc.
11/01/21	5.875%	11,000	11,083

Pinnacle Entertainment, Inc.
08/01/21	6.375%	32,000	33,960

Scientific Games International, Inc.
12/01/22	10.000%	59,000	56,492

Scientific Games International, Inc.(b)
01/01/22	7.000%	53,000	54,722

Seminole Tribe of Florida, Inc.(b)
10/01/20	6.535%	45,000	47,925

SugarHouse HSP Gaming LP/Finance Corp.(b)
06/01/21	6.375%	26,000	24,700

Tunica-Biloxi Gaming Authority(b)(e)
11/15/15	9.000%	27,000	14,850

Total			460,300

HEALTH CARE 0.5%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	8,000	7,940

Acadia Healthcare Co., Inc.(b)
02/15/23	5.625%	10,000	10,125

Air Medical Merger Sub Corp.(b)
05/15/23	6.375%	18,000	16,920

Alere, Inc.(b)
07/01/23	6.375%	23,000	23,403

Amsurg Corp.
11/30/20	5.625%	20,000	20,350
07/15/22	5.625%	19,000	19,166

Becton Dickinson and Co.
12/15/24	3.734%	800,000	797,309

CHS/Community Health Systems, Inc.
11/15/19	8.000%	39,000	41,096
08/01/21	5.125%	8,000	8,150
02/01/22	6.875%	78,000	82,290

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cardinal Health, Inc.
12/15/20	4.625%	625,000	681,504

ConvaTec Finance International SA PIK(b)
01/15/19	8.250%	23,000	22,598

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	63,000	66,780
07/15/24	5.125%	27,000	26,544

Emdeon, Inc.
12/31/19	11.000%	21,000	22,785

ExamWorks Group, Inc.
04/15/23	5.625%	12,000	12,304

Express Scripts Holding Co.
02/15/22	3.900%	625,000	641,793

Fresenius Medical Care U.S. Finance II, Inc.(b)
10/15/24	4.750%	33,000	32,670

Fresenius Medical Care U.S. Finance, Inc.(b)
09/15/18	6.500%	18,000	19,800

HCA, Inc.
02/15/22	7.500%	100,000	114,875
02/01/25	5.375%	59,000	59,962
04/15/25	5.250%	39,000	40,560

Hologic, Inc.(b)(d)
07/15/22	5.250%	23,000	23,489

IMS Health, Inc.(b)
11/01/20	6.000%	12,000	12,360

Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	30,000	31,950

LifePoint Health, Inc.
12/01/21	5.500%	31,000	32,008

MPH Acquisition Holdings LLC(b)
04/01/22	6.625%	29,000	29,725

McKesson Corp.
12/15/22	2.700%	715,000	685,907

Medtronic, Inc.(b)
03/15/22	3.150%	635,000	637,845

Sterigenics-Nordion Holdings LLC(b)
05/15/23	6.500%	32,000	32,480

Surgical Care Affiliates, Inc.(b)
04/01/23	6.000%	12,000	12,000

Teleflex, Inc.
06/15/24	5.250%	2,000	2,025

Tenet Healthcare Corp.
06/01/20	4.750%	41,000	41,717
10/01/20	6.000%	20,000	21,325
04/01/21	4.500%	46,000	45,540
04/01/22	8.125%	68,000	74,358

Tenet Healthcare Corp.(b)
03/01/19	5.000%	5,000	5,000
06/15/23	6.750%	48,000	48,960

Universal Health Services, Inc.(b)
08/01/22	4.750%	41,000	42,332

Total			4,547,945

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HEALTHCARE INSURANCE 0.1%
Centene Corp.
05/15/22	4.750%	29,000	29,870

Cigna Corp.
06/15/20	5.125%	719,000	806,200

Total			836,070

HOME CONSTRUCTION —%
Meritage Homes Corp.
03/01/18	4.500%	35,000	35,788
04/15/20	7.150%	11,000	11,880
04/01/22	7.000%	6,000	6,405

Meritage Homes Corp.(b)
06/01/25	6.000%	32,000	32,160

Standard Pacific Corp.
12/15/21	6.250%	36,000	38,160
11/15/24	5.875%	10,000	10,300

Taylor Morrison Communities, Inc./Monarch, Inc.(b)
04/15/21	5.250%	8,000	7,880
03/01/24	5.625%	46,000	44,275

Total			186,848

INDEPENDENT ENERGY 0.6%
Anadarko Petroleum Corp.
09/15/36	6.450%	475,000	548,093

Antero Resources Corp.
12/01/22	5.125%	52,000	49,140

Antero Resources Corp.(b)
06/01/23	5.625%	39,000	37,684

Canadian Natural Resources Ltd.
11/15/21	3.450%	550,000	557,221

Carrizo Oil & Gas, Inc.
04/15/23	6.250%	125,000	125,312

Chesapeake Energy Corp.
11/15/20	6.875%	16,000	15,600
02/15/21	6.125%	72,000	67,680
03/15/23	5.750%	7,000	6,335

Comstock Resources, Inc.(b)
03/15/20	10.000%	26,000	23,454

Concho Resources, Inc.
04/01/23	5.500%	170,000	170,000

Continental Resources, Inc.
04/15/23	4.500%	540,000	520,673

CrownRock LP/Finance, Inc.(b)
02/15/23	7.750%	63,000	67,095

Devon Energy Corp.
07/15/21	4.000%	500,000	524,270

Diamondback Energy, Inc.
10/01/21	7.625%	8,000	8,560

EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	58,000	62,132
09/01/22	7.750%	20,000	21,000

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EP Energy LLC/Everest Acquisition Finance, Inc.(b)
06/15/23	6.375%	42,000	42,105

EnCana Corp.
11/15/21	3.900%	625,000	637,723

Halcon Resources Corp.
05/15/21	8.875%	23,000	15,123

Halcon Resources Corp.(b)
02/01/20	8.625%	22,000	21,725

Hilcorp Energy I LP/Finance Co.(b)
12/01/24	5.000%	20,000	18,754

Laredo Petroleum, Inc.
01/15/22	5.625%	42,000	41,580
05/01/22	7.375%	11,000	11,578
03/15/23	6.250%	67,000	68,172

Matador Resources Co.(b)
04/15/23	6.875%	8,000	8,170

Noble Energy, Inc.
11/15/24	3.900%	800,000	788,770

Oasis Petroleum, Inc.
11/01/21	6.500%	44,000	43,780
03/15/22	6.875%	58,000	58,870
01/15/23	6.875%	26,000	25,675

Parsley Energy LLC/Finance Corp.(b)
02/15/22	7.500%	85,000	86,249

RSP Permian, Inc.(b)
10/01/22	6.625%	12,000	12,270

Range Resources Corp.
06/01/21	5.750%	35,000	35,963

SM Energy Co.
06/01/25	5.625%	38,000	37,612

SandRidge Energy, Inc.(b)
06/01/20	8.750%	22,000	19,965

Southwestern Energy Co.
02/01/18	7.500%	590,000	658,333

Whiting Petroleum Corp.
03/15/21	5.750%	58,000	57,072

Whiting Petroleum Corp.(b)
04/01/23	6.250%	37,000	36,722

Woodside Finance Ltd.(b)
05/10/21	4.600%	625,000	669,521

Total			6,199,981

INTEGRATED ENERGY 0.3%
BP Capital Markets PLC
02/10/24	3.814%	850,000	865,435

Cenovus Energy, Inc.
09/15/23	3.800%	700,000	691,646

Petro-Canada
05/15/18	6.050%	565,000	627,483

Shell International Finance BV
05/11/25	3.250%	1,050,000	1,039,793

Total			3,224,357

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LEISURE —%
AMC Entertainment, Inc.(b)
06/15/25	5.750%	26,000	25,480

Activision Blizzard, Inc.(b)
09/15/21	5.625%	82,000	85,895
09/15/23	6.125%	18,000	19,305

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	34,000	34,935
06/01/24	5.375%	5,000	5,056

LTF Merger Sub, Inc.(b)
06/15/23	8.500%	25,000	24,125

United Artists Theatre Circuit, Inc.(f)(g)
07/01/15	9.300%	95,467	95,467

Total			290,263

LIFE INSURANCE 0.5%
American International Group, Inc.
02/15/24	4.125%	1,000,000	1,037,674

Five Corners Funding Trust(b)
11/15/23	4.419%	975,000	1,008,416

Metropolitan Life Global Funding I(b)
04/11/22	3.875%	735,000	772,333

Peachtree Corners Funding Trust(b)
02/15/25	3.976%	1,000,000	991,668

Principal Financial Group, Inc.
05/15/25	3.400%	850,000	830,211

Total			4,640,302

LODGING —%
Choice Hotels International, Inc.
07/01/22	5.750%	25,000	27,094

Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	85,000	88,289

Playa Resorts Holding BV(b)
08/15/20	8.000%	47,000	48,645

RHP Hotel Properties LP/Finance Corp.(b)
04/15/23	5.000%	7,000	6,860

Total			170,888

MEDIA AND ENTERTAINMENT 0.4%
21st Century Fox America, Inc.
03/15/33	6.550%	600,000	733,048

AMC Networks, Inc.
07/15/21	7.750%	4,000	4,320
12/15/22	4.750%	47,000	47,000

Cable One, Inc.(b)
06/15/22	5.750%	14,000	14,175

Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	22,000	22,935
11/15/22	6.500%	50,000	52,062

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MDC Partners, Inc.(b)
04/01/20	6.750%	64,000	63,760

Netflix, Inc.(b)
02/15/22	5.500%	32,000	33,040
02/15/25	5.875%	58,000	60,036

Nielsen Finance Co. SARL (The)(b)
10/01/21	5.500%	21,000	21,131

Outfront Media Capital LLC/Corp.
02/15/22	5.250%	5,000	5,050
02/15/24	5.625%	5,000	5,138
03/15/25	5.875%	53,000	54,590

Outfront Media Capital LLC/Corp.(b)
02/15/24	5.625%	4,000	4,090

RELX Capital, Inc.
10/15/22	3.125%	700,000	682,301

Scripps Networks Interactive, Inc.
11/15/24	3.900%	525,000	516,026

Sky PLC(b)
11/26/22	3.125%	650,000	632,521

Thomson Reuters Corp.
05/23/43	4.500%	550,000	497,869

Univision Communications, Inc.(b)
09/15/22	6.750%	27,000	28,553
05/15/23	5.125%	22,000	21,340
02/15/25	5.125%	79,000	76,251

iHeartCommunications, Inc.
03/01/21	9.000%	30,000	27,150

iHeartCommunications, Inc.(b)
03/15/23	10.625%	28,000	26,460

Total			3,628,846

METALS 0.1%
Alcoa, Inc.
10/01/24	5.125%	30,000	30,375

ArcelorMittal
03/01/21	6.250%	61,000	63,898
06/01/25	6.125%	10,000	9,969

FMG Resources August 2006 Proprietary Ltd.(b)
03/01/22	9.750%	18,000	18,585

Peabody Energy Corp.
11/15/18	6.000%	15,000	7,200

Vale Overseas Ltd.
01/11/22	4.375%	825,000	805,985

Total			936,012

MIDSTREAM 0.6%
Blue Racer Midstream LLC/Finance Corp.(b)
11/15/22	6.125%	44,000	45,320

Columbia Pipeline Group, Inc.(b)
06/01/45	5.800%	720,000	709,531

Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	4,000	4,140
03/01/22	6.125%	15,000	15,300

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crestwood Midstream Partners LP/Finance Corp.(b)
04/01/23	6.250%	42,000	43,680

Energy Transfer Equity LP
01/15/24	5.875%	5,000	5,185
06/01/27	5.500%	62,000	61,845

Enterprise Products Operating LLC
02/01/41	5.950%	675,000	734,683

Hiland Partners LP/Finance Corp.(b)
10/01/20	7.250%	42,000	45,360

Kinder Morgan Energy Partners LP
03/01/44	5.500%	875,000	809,975

MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	59,000	60,549
07/15/23	4.500%	79,000	77,420
12/01/24	4.875%	53,000	51,807

NiSource Finance Corp.
02/15/44	4.800%	595,000	606,691

Plains All American Pipeline LP/Finance Corp.
11/01/24	3.600%	575,000	554,992

Rose Rock Midstream LP/Finance Corp.(b)
11/15/23	5.625%	19,000	18,383

Sabine Pass Liquefaction LLC
04/15/23	5.625%	72,000	71,752

Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	2,000	1,980
11/15/23	4.250%	30,000	27,750

Targa Resources Partners LP/Finance Corp.(b)
01/15/18	5.000%	43,000	43,968
11/15/19	4.125%	16,000	15,840

Tesoro Logistics LP/Finance Corp.(b)
10/15/19	5.500%	8,000	8,300
10/15/22	6.250%	51,000	52,785

TransCanada PipeLines Ltd.(c)
06/30/16	0.962%	525,000	525,414

Williams Partners LP
03/15/22	3.600%	1,050,000	1,019,494

Total			5,612,144

NATURAL GAS 0.1%
Sempra Energy
10/01/22	2.875%	1,150,000	1,115,016

OIL FIELD SERVICES 0.2%
Halliburton Co.
08/01/23	3.500%	800,000	808,123

Noble Holding International Ltd.
03/01/21	4.625%	760,000	754,305

Transocean, Inc.
12/15/21	6.875%	13,000	11,700
10/15/22	4.300%	37,000	27,843

Weatherford International LLC
06/15/37	6.800%	500,000	467,485

Total			2,069,456

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OTHER FINANCIAL INSTITUTIONS —%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	15,000	15,488
02/01/22	5.875%	15,000	15,281

Total			30,769

OTHER INDUSTRY —%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	44,000	45,540

OTHER REIT —%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	21,000	21,735

PACKAGING —%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b)
01/31/21	6.750%	20,000	20,450

Berry Plastics Corp.
07/15/23	5.125%	31,000	30,225

Beverage Packaging Holdings (Luxembourg) II SA(b)
12/15/16	5.625%	8,000	7,985
06/15/17	6.000%	5,000	5,000

Plastipak Holdings, Inc.(b)
10/01/21	6.500%	42,000	42,735

Reynolds Group Issuer, Inc./LLC
04/15/19	7.125%	45,000	46,350
08/15/19	9.875%	38,000	39,900
02/15/21	8.250%	24,000	24,900

Signode Industrial Group Luxembourg SA/US, Inc.(b)
05/01/22	6.375%	30,000	29,100

Total			246,645

PHARMACEUTICALS 0.3%
AbbVie, Inc.
11/06/22	2.900%	1,000,000	968,300

Actavis, Inc.
10/01/22	3.250%	825,000	799,728

Amgen, Inc.
11/15/21	3.875%	645,000	676,411

Capsugel SA PIK(b)
05/15/19	7.000%	12,000	12,211

Concordia Healthcare Corp.(b)
04/15/23	7.000%	16,000	16,000

Endo Finance LLC/Finco, Inc.(b)
02/01/25	6.000%	34,000	34,552

Grifols Worldwide Operations Ltd.
04/01/22	5.250%	34,000	34,085

Jaguar Holding Co. I PIK(b)
10/15/17	9.375%	17,000	17,360

Jaguar Holding Co. II/Merger Sub, Inc.(b)
12/01/19	9.500%	26,000	27,690

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mallinckrodt International Finance SA/CB LLC(b)
04/15/25	5.500%	10,000	9,700

Quintiles Transnational Corp.(b)
05/15/23	4.875%	24,000	24,120

Roche Holdings, Inc.(b)
09/30/24	3.350%	510,000	514,876

Valeant Pharmaceuticals International, Inc.(b)
10/15/20	6.375%	84,000	88,410
07/15/21	7.500%	30,000	32,288
12/01/21	5.625%	12,000	12,270
03/01/23	5.500%	17,000	17,170
05/15/23	5.875%	55,000	56,375
04/15/25	6.125%	56,000	57,610

Total			3,399,156

PROPERTY & CASUALTY 0.5%
ACE INA Holdings, Inc.
03/15/18	5.800%	565,000	628,677

CNA Financial Corp.
11/15/19	7.350%	568,000	671,383

HUB International Ltd.(b)
10/01/21	7.875%	85,000	86,700

Hartford Financial Services Group, Inc. (The)
03/30/20	5.500%	725,000	813,004

Hub Holdings LLC/Finance, Inc. PIK(b)
07/15/19	8.125%	4,000	3,980

Liberty Mutual Group, Inc.(b)
05/01/22	4.950%	875,000	940,632

Loews Corp.
05/15/23	2.625%	1,150,000	1,099,597

Transatlantic Holdings, Inc.
11/30/39	8.000%	375,000	485,298

Total			4,729,271

RAILROADS 0.2%
Burlington Northern Santa Fe LLC
09/01/24	3.400%	700,000	694,999

CSX Corp.
08/01/24	3.400%	750,000	750,484

Florida East Coast Holdings Corp.(b)
05/01/19	6.750%	25,000	25,062

Total			1,470,545

REFINING —%
Marathon Petroleum Corp.
03/01/41	6.500%	395,000	448,724

RESTAURANTS 0.1%
BC ULC/New Red Finance, Inc.(b)
01/15/22	4.625%	44,000	43,340
04/01/22	6.000%	28,000	28,770

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Yum! Brands, Inc.
11/01/23	3.875%	750,000	742,787

Total			814,897

RETAIL REIT 0.1%
Kimco Realty Corp.
02/01/18	4.300%	850,000	903,425

Simon Property Group LP
02/01/40	6.750%	415,000	531,476

Total			1,434,901

RETAILERS 0.2%
Asbury Automotive Group, Inc.
12/15/24	6.000%	16,000	16,640

CVS Health Corp.
12/05/23	4.000%	600,000	619,793

Family Tree Escrow LLC(b)
03/01/23	5.750%	42,000	43,890

Group 1 Automotive, Inc.
06/01/22	5.000%	12,000	11,940

Macy’s Retail Holdings, Inc.
07/15/34	6.700%	335,000	407,959

Penske Automotive Group, Inc.
12/01/24	5.375%	18,000	18,225

PetSmart, Inc.(b)
03/15/23	7.125%	27,000	28,282

Rite Aid Corp.
02/15/27	7.700%	18,000	21,150

Rite Aid Corp.(b)
04/01/23	6.125%	60,000	61,800

Target Corp.
07/01/24	3.500%	450,000	459,358

Total			1,689,037

TECHNOLOGY 0.4%
Alliance Data Systems Corp.(b)
12/01/17	5.250%	39,000	40,267
04/01/20	6.375%	23,000	23,748
08/01/22	5.375%	51,000	50,235

Ancestry.com, Inc.
12/15/20	11.000%	31,000	35,185

Apple, Inc.
05/03/23	2.400%	800,000	765,297

Audatex North America, Inc.(b)
06/15/21	6.000%	26,000	26,715

Cisco Systems, Inc.
06/15/25	3.500%	750,000	758,077

Equinix, Inc.
04/01/20	4.875%	31,000	31,310
01/01/22	5.375%	22,000	22,055
04/01/23	5.375%	14,000	14,000

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.
01/15/21	12.625%	52,000	60,060

First Data Corp.(b)
08/15/20	8.875%	12,000	12,615
11/01/20	6.750%	42,000	44,362
01/15/21	8.250%	51,000	53,805

Goodman Networks, Inc.
07/01/18	12.125%	14,000	11,620

Hewlett-Packard Co.
06/01/21	4.300%	670,000	695,927

MSCI, Inc.(b)
11/15/24	5.250%	32,000	32,400

NCR Corp.
12/15/21	5.875%	18,000	18,540
12/15/23	6.375%	7,000	7,420

NXP BV/Funding LLC(b)
02/15/21	5.750%	45,000	46,800
06/15/22	4.625%	25,000	24,656

Oracle Corp.
04/15/38	6.500%	450,000	564,423

Plantronics, Inc.(b)
05/31/23	5.500%	18,000	18,225

Qualitytech LP/Finance Corp.
08/01/22	5.875%	31,000	31,155

Riverbed Technology, Inc.(b)
03/01/23	8.875%	24,000	23,280

SS&C Technologies Holdings, Inc.(b)(d)
07/15/23	5.875%	21,000	21,210

Sensata Technologies BV(b)
10/01/25	5.000%	38,000	37,003

VeriSign, Inc.
05/01/23	4.625%	33,000	31,721

VeriSign, Inc.(b)
04/01/25	5.250%	26,000	25,935

Zebra Technologies Corp.(b)
10/15/22	7.250%	39,000	42,217

Total			3,570,263

TRANSPORTATION SERVICES 0.1%
ERAC U.S.A. Finance LLC(b)
10/15/37	7.000%	600,000	733,410

WIRELESS 0.1%
Altice SA(b)
05/15/22	7.750%	34,000	32,895
02/15/25	7.625%	49,000	46,060

Altice US Finance I Corp.(b)
07/15/23	5.375%	21,000	20,475

Altice US Finance II Corp.(b)
07/15/25	7.750%	16,000	15,520

Crown Castle International Corp.
04/15/22	4.875%	41,000	41,410
01/15/23	5.250%	28,000	28,203

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Numericable-SFR(b)
05/15/22	6.000%	65,000	64,066

Rogers Communications, Inc.
10/01/23	4.100%	550,000	565,413

SBA Telecommunications, Inc.
07/15/20	5.750%	52,000	53,950

Sprint Communications, Inc.
08/15/17	8.375%	7,000	7,578
11/15/21	11.500%	50,000	58,875

Sprint Communications, Inc.(b)
11/15/18	9.000%	68,000	76,840
03/01/20	7.000%	56,000	60,911

Sprint Corp.
09/15/21	7.250%	30,000	29,250
06/15/24	7.125%	9,000	8,348
02/15/25	7.625%	15,000	14,138

T-Mobile USA, Inc.
04/28/21	6.633%	39,000	40,462
01/15/22	6.125%	9,000	9,293
03/01/23	6.000%	34,000	34,807
04/01/23	6.625%	38,000	39,472
01/15/24	6.500%	23,000	23,747
03/01/25	6.375%	9,000	9,203

Wind Acquisition Finance SA(b)
04/30/20	6.500%	23,000	24,035
07/15/20	4.750%	43,000	42,355
04/23/21	7.375%	30,000	30,337

Total			1,377,643

WIRELINES 0.4%
AT&T, Inc.
02/15/39	6.550%	800,000	919,141

CenturyLink, Inc.
04/01/20	5.625%	27,000	27,034
03/15/22	5.800%	35,000	33,425

CenturyLink, Inc.(b)
04/01/25	5.625%	26,000	23,465

Deutsche Telekom International Finance BV
03/23/16	5.750%	400,000	413,487

Frontier Communications Corp.
07/01/21	9.250%	8,000	8,380
04/15/24	7.625%	67,000	59,127
01/15/25	6.875%	31,000	25,924

Level 3 Communications, Inc.
12/01/22	5.750%	31,000	30,767

Level 3 Financing, Inc.
06/01/20	7.000%	6,000	6,368
01/15/21	6.125%	20,000	20,974
08/15/22	5.375%	36,000	36,360

Level 3 Financing, Inc.(b)
02/01/23	5.625%	19,000	19,237

Orange SA
07/08/19	5.375%	500,000	555,274

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telecom Italia SpA(b)
05/30/24	5.303%	44,000	43,780

Telefonica Emisiones SAU
06/20/36	7.045%	325,000	399,146

Verizon New York, Inc.
04/01/32	7.375%	1,200,000	1,427,330

Windstream Services LLC
10/15/20	7.750%	9,000	8,809

Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	5,000	5,584

Zayo Group LLC/Capital, Inc.(b)
04/01/23	6.000%	88,000	86,918
05/15/25	6.375%	13,000	12,610

Total			4,163,140

Total Corporate Bonds & Notes
(Cost: $107,318,467)			108,434,013

Residential Mortgage-Backed Securities — Agency 8.5%
Federal Home Loan Mortgage Corp.
08/01/18 - 05/01/41	5.000%	3,036,908	3,322,603
02/01/17 - 07/01/32	6.500%	841,259	970,375
04/01/32	7.000%	84,934	95,322
04/01/32 - 06/01/37	6.000%	1,018,397	1,154,683
05/01/39 - 08/01/41	4.500%	5,285,973	5,719,449
10/01/26 - 09/01/43	3.500%	16,635,235	17,158,757
07/01/43 - 08/01/43	3.000%	5,633,157	5,614,267
05/01/18 - 02/01/38	5.500%	1,169,133	1,301,581

Federal Home Loan Mortgage Corp.(d)
01/01/45 - 07/14/45	3.500%	11,961,943	12,321,013
07/14/45	4.000%	10,570,000	11,177,981

Federal National Mortgage Association
04/01/26 - 10/01/29	3.500%	5,294,610	5,594,615
11/01/26 - 09/01/40	4.000%	5,357,350	5,694,178
06/01/17 - 09/01/32	6.500%	320,310	363,590
11/01/16 - 12/01/28	6.000%	183,544	206,505
03/01/26 - 12/01/32	7.000%	1,043,909	1,160,981
02/01/38 - 03/01/38	5.500%	773,539	873,296

Federal National Mortgage Association(d)
07/14/45	4.000%	3,425,000	3,628,720
09/01/28 - 06/01/29	3.500%	5,014,032	5,293,325

Federal National Mortgage Association(h)
10/01/40	4.500%	1,064,467	1,152,805

Total Residential Mortgage-Backed Securities — Agency
(Cost: $81,157,057)			82,804,046

Residential Mortgage-Backed Securities — Non-Agency 0.3%
JPMorgan Resecuritization Trust CMO Series 2009-12 Class 9A1(b)(c)
05/26/36	2.697%	581,016	587,452

Springleaf Mortgage Loan Trust(b)(c)
CMO Series 2012-3A Class A
12/25/59	1.570%	609,461	607,237

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-1A Class A
06/25/58	1.270%	519,906	517,845
CMO Series 2013-2A Class A
12/25/65	1.780%	513,814	514,999
CMO Series 2013-3A Class A
09/25/57	1.870%	1,058,035	1,055,322

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $3,286,804)			3,282,855

Commercial Mortgage-Backed Securities — Agency 3.2%
Government National Mortgage Association
Series 2011-109 Class A
07/16/32	2.450%	28,102	28,108
Series 2011-149 Class A
10/16/46	3.000%	102,691	103,690
Series 2011-161 Class A
01/16/34	1.738%	1,264,622	1,262,690
Series 2011-78 Class A
08/16/34	2.250%	546,771	547,959
Series 2012-111 Class AC
04/16/47	2.211%	435,370	437,477
Series 2012-25 Class A
11/16/42	2.575%	2,025,556	2,067,695
Series 2012-79 Class A
04/16/39	1.800%	694,915	694,147
Series 2013-12 Class A
10/16/42	1.410%	1,204,144	1,187,861
Series 2013-146 Class AH
08/16/40	2.000%	996,483	1,005,586
Series 2013-17 Class AH
10/16/43	1.558%	979,792	967,892
Series 2013-194 Class AB
05/16/38	2.250%	738,578	745,446
Series 2013-2 Class AB
12/16/42	1.600%	876,292	869,242
Series 2013-30 Class A
05/16/42	1.500%	1,794,638	1,762,891
Series 2013-32 Class AB
01/16/42	1.900%	633,259	628,231
Series 2013-33 Class A
07/16/38	1.061%	2,563,374	2,517,331
Series 2013-40 Class A
10/16/41	1.511%	1,133,049	1,118,977
Series 2013-45 Class A
10/16/40	1.450%	2,663,742	2,632,680
Series 2013-57 Class A
06/16/37	1.350%	2,600,124	2,559,375
Series 2013-61 Class A
01/16/43	1.450%	1,264,172	1,241,685
Series 2013-73 Class AE
01/16/39	1.350%	489,673	482,344
Series 2013-78 Class AB
07/16/39	1.624%	1,262,196	1,243,636
Series 2014-24 Class BA
07/16/38	2.100%	1,058,679	1,064,506
Series 2014-47 Class AB
08/16/40	2.250%	776,061	784,784

Commercial Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-64 Class A
02/16/45	2.200%	927,030	936,097
Series 2014-67 Class AE
05/16/39	2.150%	579,600	589,408
Series 2015-21 Class A
11/16/42	2.600%	615,213	625,677
Series 2015-5 Class KA
11/16/39	2.500%	535,991	543,063
Series 2015-78 Class A
06/16/40	2.918%	1,197,373	1,233,018

Government National Mortgage Association(c)
Series 2013-50 Class AH
06/16/39	2.100%	1,107,754	1,107,278

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $31,414,095)			30,988,774

Commercial Mortgage-Backed Securities — Non-Agency 2.8%
American Homes 4 Rent Trust(b)
Series 2014-SFR2 Class A
10/17/36	3.786%	1,285,831	1,305,801
Series 2014-SFR3 Class A
12/17/36	3.678%	1,432,394	1,442,444

American Homes 4 Rent
Series 2015-SFR1 Class A(b)
04/17/52	3.467%	1,321,036	1,306,931

Americold 2010 LLC Trust
Series 2010-ARTA Class A1(b)
01/14/29	3.847%	402,001	424,659

Banc of America Commercial Mortgage Trust
Series 2006-4 Class A4
07/10/46	5.634%	1,673,009	1,716,713

COBALT CMBS Commercial Mortgage Trust
Series 2007-C2 Class A3(c)
04/15/47	5.484%	2,132,240	2,252,599

Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4
10/15/49	5.431%	775,000	806,577

Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4 Class A4
12/11/49	5.322%	1,775,000	1,852,202

Colony Multifamily Mortgage Trust
Series 2014-1 Class A(b)
04/20/50	2.543%	788,785	790,609

DBUBS Mortgage Trust
Series 2011-LC1A Class A3(b)
11/10/46	5.002%	225,000	251,092

GS Mortgage Securities Trust
Series 2006-GG8 Class A4
11/10/39	5.560%	451,314	467,886

General Electric Capital Assurance Co.(b)(c)
Series 2003-1 Class A4
05/12/35	5.254%	5,892	5,891
Series 2003-1 Class A5
05/12/35	5.743%	400,000	439,840

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(b)
Series 2009-IWST Class A2
12/05/27	5.633%	500,000	569,278
Series 2010-C1 Class A1
06/15/43	3.853%	16,477	16,468
Series 2010-CNTR Class A2
08/05/32	4.311%	700,000	762,208
Series 2011-C3 Class A4
02/15/46	4.717%	650,000	716,015

JPMorgan Chase Commercial Mortgage Securities Trust(c)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	3	3
Series 2005-LDP4 Class A4
10/15/42	4.918%	365,781	366,012

LB-UBS Commercial Mortgage Trust
Series 2007-C7 Class A3(c)
09/15/45	5.866%	635,675	685,892

Morgan Stanley Capital I Trust(b)(c)
Series 2011-C1 Class A4
09/15/47	5.033%	450,000	503,528

Morgan Stanley Capital I Trust(c)
Series 2006-T23 Class A4
08/12/41	6.010%	604,180	623,647
Series 2007-T27 Class A1A
06/11/42	5.826%	1,303,015	1,389,983
Series 2007-T27 Class A4
06/11/42	5.826%	648,244	692,916

Morgan Stanley Re-Remic Trust(b)(c)
Series 2009-GG10 Class A4A
08/12/45	5.989%	1,551,171	1,642,502
Series 2010-GG10 Class A4A
08/15/45	5.989%	1,756,851	1,860,292

Wachovia Bank Commercial Mortgage Trust(c)
Series 2005-C21 Class A4
10/15/44	5.432%	318,740	319,065
Series 2006-C24 Class A1A
03/15/45	5.557%	1,700,281	1,734,943
Series 2006-C24 Class A3
03/15/45	5.558%	1,418,259	1,436,406
Series 2006-C26 Class A3
06/15/45	6.011%	880,000	904,779

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $27,434,232)			27,287,181

Asset-Backed Securities — Non-Agency 1.6%
AmeriCredit Automobile Receivables Trust
Series 2013-4 Class B
09/10/18	1.660%	400,000	401,648
Series 2015-2 Class A2A
09/10/18	0.830%	600,000	599,688

American Credit Acceptance Receivables Trust Series 2015-2 Class A(b)
06/12/19	1.570%	400,000	399,668

California Republic Auto Receivables Trust Series 2015-1 Class A3
04/15/19	1.330%	600,000	601,218

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CarFinance Capital Auto Trust(b)
Series 2013-2A Class A
11/15/17	1.750%	99,847	99,970
Series 2014-1A Class A
12/17/18	1.460%	271,483	271,214
Series 2015-1A Class A
06/15/21	1.750%	550,658	549,266

Chesapeake Funding LLC Series 2012-1A Class A(b)(c)
11/07/23	0.934%	224,320	224,392

DT Auto Owner Trust Series 2014-3A Class A(b)
04/16/18	0.980%	377,904	377,690

Diamond Resorts Owner Trust Series 2013-2 Class A(b)
05/20/26	2.270%	375,683	377,339

Drive Auto Receivables Trust Series 2015-AA Class A3(b)
07/16/18	1.430%	725,000	725,635

Exeter Automobile Receivables Trust(b) Series 2014-3A Class A
01/15/19	1.320%	417,543	416,994
Series 2015-1A Class A
06/17/19	1.600%	637,949	637,118
Series 2015-2A Class A
11/15/19	1.540%	1,441,361	1,438,357

First Investors Auto Owner Trust(b) Series 2013-3A Class A2
09/15/17	0.890%	33,228	33,230
Series 2014-3A Class A2
11/15/18	1.060%	425,148	424,856

Hertz Fleet Lease Funding LP Series 2013-3 Class A(b)(c)
12/10/27	0.735%	358,681	359,145

Hilton Grand Vacations Trust(b) Series 2013-A Class A
01/25/26	2.280%	715,899	720,477
Series 2014-AA Class A
11/25/26	1.770%	984,994	975,427

Hyundai Auto Lease Securitization Trust Series 2015-A Class A3(b)
09/17/18	1.420%	895,000	896,724

Navient Private Education Loan Trust Series 2015-AA Class A1(b)(c)
12/15/21	0.686%	311,365	311,375

New York City Tax Liens Trust Series 2014-A Class A(b)
11/10/27	1.030%	179,259	179,120

PFS Tax Lien Trust Series 2014-1 Class NOTE(b)
04/15/16	1.440%	270,829	271,582

SLM Private Education Loan Trust Series 2012-A Class A2(b)
01/17/45	3.830%	400,000	421,505

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SMART ABS Trust Series 2015-1US Class A3A
09/14/18	1.500%	440,000	441,893

Sierra Timeshare Receivables Funding Co. LLC Series 2010-3A Class A(b)
11/20/25	3.510%	43,504	43,949

TAL Advantage V LLC Series 2014-2A Class A1(b)
05/20/39	1.700%	614,965	610,315

Volvo Financial Equipment LLC Series 2015-1A Class A3(b)
06/17/19	1.510%	850,000	852,227

Westlake Automobile Receivables Trust Series 2015-1A Class A2(b)
03/15/18	1.170%	1,550,000	1,546,303

Total Asset-Backed Securities — Non-Agency
(Cost: $15,195,627)			15,208,325

Inflation-Indexed Bonds 0.6%
UNITED STATES 0.6%
U.S. Treasury Inflation-Indexed Bond
04/15/17	0.125%	6,005,343	6,086,980

Total Inflation-Indexed Bonds
(Cost: $6,099,368)			6,086,980

U.S. Treasury Obligations 3.4%
U.S. Treasury
07/31/15	1.750%	6,775,000	6,784,681
05/15/16	0.250%	2,410,000	2,409,248
07/31/18	1.375%	3,455,000	3,489,550
08/15/40	3.875%	17,900,000	20,442,355

Total U.S. Treasury Obligations
(Cost: $33,558,756)			33,125,834

Foreign Government Obligations(i) 0.5%
CANADA 0.4%
Province of Nova Scotia
01/26/17	5.125%	1,000,000	1,065,790

Province of Ontario
02/14/18	1.200%	1,625,000	1,625,068

Province of Quebec
05/14/18	4.625%	1,475,000	1,612,967

Total			4,303,825

MEXICO 0.1%
Pemex Project Funding Master Trust
01/21/21	5.500%	1,000,000	1,084,500

Total Foreign Government Obligations
(Cost: $5,283,182)			5,388,325

Municipal Bonds 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ILLINOIS 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	1,200,000	1,255,428

Total Municipal Bonds
(Cost: $1,257,712)			1,255,428

Senior Loans —%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
HEALTH CARE —%
American Renal Holdings, Inc. 2nd Lien Term Loan(c)(j)
03/20/20	8.500%	22,000	21,918

RETAILERS —%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan(c)(j)
08/21/20	5.750%	34,000	34,319

TECHNOLOGY —%
Applied Systems, Inc. 2nd Lien Term Loan(c)(j)
01/24/22	7.500%	4,000	4,006

Riverbed Technology, Inc. Term Loan(c)(j)
04/24/22	6.000%	36,631	36,979

Total			40,985

Total Senior Loans
(Cost: $96,747)			97,222

Money Market Funds 7.6%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(k)(l)		74,144,777	74,144,777

Total Money Market Funds
(Cost: $74,144,777)			74,144,777

Total Investments
(Cost: $913,785,824)			1,009,908,364

Other Assets & Liabilities, Net			(33,645,443)

Net Assets			976,262,921

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

At June 30, 2015, securities totaling $88,766 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE (CBT)	28	USD	3,339,219	09/2015	1,472	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $45,200,643 or 4.63% of net assets.

(c)	Variable rate security.

(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2015, the value of these securities amounted to $14,850, which represents less than 0.01% of net assets.

(f)	Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at June 30, 2015 was $95,467, which represents 0.01% of net assets. Information concerning such security holdings at June 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc. 07/01/15 9.300%	08/12/1996	95,467

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2015, the value of these securities amounted to $95,467, which represents 0.01% of net assets.

(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(i)	Principal and interest may not be guaranteed by the government.

(j)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(k)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	95,141,482	155,674,795	(176,671,500)	74,144,777	51,884	74,144,777

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	67,611,072	—	—	67,611,072

Consumer Staples	49,230,097	—	—	49,230,097

Energy	32,410,566	—	—	32,410,566

Financials	127,074,116	—	—	127,074,116

Health Care	94,991,538	—	—	94,991,538

Industrials	75,196,822	—	—	75,196,822

Information Technology	140,713,989	—	—	140,713,989

Materials	11,958,954	—	—	11,958,954

Telecommunication Services	16,146,869	—	—	16,146,869

Utilities	6,470,581	—	—	6,470,581

Total Common Stocks	621,804,604	—	—	621,804,604

Corporate Bonds & Notes	—	108,338,546	95,467	108,434,013

Residential Mortgage-Backed Securities — Agency	—	82,804,046	—	82,804,046

Residential Mortgage-Backed Securities — Non-Agency	—	3,282,855	—	3,282,855

Commercial Mortgage-Backed Securities — Agency	—	30,988,774	—	30,988,774

Commercial Mortgage-Backed Securities — Non-Agency	—	27,287,181	—	27,287,181

Asset-Backed Securities — Non-Agency	—	15,208,325	—	15,208,325

Inflation-Indexed Bonds	—	6,086,980	—	6,086,980

U.S. Treasury Obligations	33,125,834	—	—	33,125,834

Foreign Government Obligations	—	5,388,325	—	5,388,325

Municipal Bonds	—	1,255,428	—	1,255,428

Senior Loans	—	97,222	—	97,222

Money Market Funds	74,144,777	—	—	74,144,777

Total Investments	729,075,215	280,737,682	95,467	1,009,908,364

Derivatives

Assets

Futures Contracts	1,472	—	—	1,472

Total	729,076,687	280,737,682	95,467	1,009,909,836

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	23

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
21,670	—	—	21,670

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $839,641,047)	$935,763,587

Affiliated issuers (identified cost $74,144,777)	74,144,777

Total investments (identified cost $913,785,824)	1,009,908,364

Cash	944

Receivable for:

Investments sold	21,079,144

Dividends	647,562

Interest	2,008,143

Foreign tax reclaims	26,323

Expense reimbursement due from Investment Manager	11,420

Total assets	1,033,681,900

Liabilities

Payable for:

Investments purchased	25,415,973

Investments purchased on a delayed delivery basis	29,903,799

Capital shares purchased	1,159,243

Variation margin	1,094

Investment management fees	553,527

Distribution and/or service fees	108,497

Transfer agent fees	52,078

Administration fees	49,929

Compensation of board members	65,314

Other expenses	109,525

Total liabilities	57,418,979

Net assets applicable to outstanding capital stock	$976,262,921

Represented by

Trust capital	$976,262,921

Total — representing net assets applicable to outstanding capital stock	$976,262,921

Class 1

Net assets	$2,669

Shares outstanding	121

Net asset value per share(a)	$22.02

Class 2

Net assets	$2,662

Shares outstanding	121

Net asset value per share(a)	$21.96

Class 3

Net assets	$976,257,590

Shares outstanding	44,290,886

Net asset value per share	$22.04

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	25

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$5,494,618

Dividends — affiliated issuers	51,884

Interest	3,805,140

Foreign taxes withheld	(26,754)

Total income	9,324,888

Expenses:

Investment management fees	3,118,766

Distribution and/or service fees

Class 2	3

Class 3	611,225

Transfer agent fees

Class 1	1

Class 2	1

Class 3	293,378

Administration fees	281,325

Compensation of board members	12,318

Custodian fees	22,562

Printing and postage fees	164,492

Professional fees	17,847

Other	8,597

Total expenses	4,530,515

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(23,940)

Total net expenses	4,506,575

Net investment income	4,818,313

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	26,407,637

Foreign currency translations	(395)

Futures contracts	25,706

Net realized gain	26,432,948

Net change in unrealized appreciation (depreciation) on:

Investments	(13,067,971)

Foreign currency translations	(208)

Futures contracts	(5,153)

Net change in unrealized depreciation	(13,073,332)

Net realized and unrealized gain	13,359,616

Net increase in net assets resulting from operations	$18,177,929

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$4,818,313	$9,649,046

Net realized gain	26,432,948	106,122,430

Net change in unrealized depreciation	(13,073,332)	(24,011,159)

Net increase in net assets resulting from operations	18,177,929	91,760,317

Decrease in net assets from capital stock activity	(14,892,537)	(67,245,164)

Total increase in net assets	3,285,392	24,515,153

Net assets at beginning of period	972,977,529	948,462,376

Net assets at end of period	$976,262,921	$972,977,529

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	27

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	—	—	121	2,500

Net increase	—	—	121	2,500

Class 2 shares

Subscriptions	—	—	121	2,500

Net increase	—	—	121	2,500

Class 3 shares

Subscriptions	386,055	8,453,795	327,104	6,861,141

Redemptions	(1,058,374)	(23,346,332)	(3,638,726)	(74,111,305)

Net decrease	(672,319)	(14,892,537)	(3,311,622)	(67,250,164)

Total net decrease	(672,319)	(14,892,537)	(3,311,380)	(67,245,164)

(a)	Class 1 and Class 2 shares are based on operations from June 25, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

Class 1	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014(a)
Per share data
Net asset value, beginning of period	$21.59		$20.62

Income from investment operations:

Net investment income	0.13		0.12

Net realized and unrealized gain	0.30		0.85

Total from investment operations	0.43		0.97

Net asset value, end of period	$22.02		$21.59

Total return	1.99%		4.71%

Ratios to average net assets(b)

Total gross expenses	0.75	%(c)	0.78	%(c)

Total net expenses(d)	0.75	%(c)	0.78	%(c)

Net investment income	1.17	%(c)	1.04	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3		$3

Portfolio turnover	50%		94%

Notes to Financial Highlights

(a)	Based on operations from June 25, 2014 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	29

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

FINANCIAL HIGHLIGHTS (continued)

Class 2	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014(a)
Per share data
Net asset value, beginning of period	$21.56		$20.62

Income from investment operations:

Net investment income	0.10		0.09

Net realized and unrealized gain	0.30		0.85

Total from investment operations	0.40		0.94

Net asset value, end of period	$21.96		$21.56

Total return	1.85%		4.56%

Ratios to average net assets(b)

Total gross expenses	1.00	%(c)	1.03	%(c)

Total net expenses(d)	1.00	%(c)	1.03	%(c)

Net investment income	0.92	%(c)	0.78	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3		$3

Portfolio turnover	50%		94%

Notes to Financial Highlights

(a)	Based on operations from June 25, 2014 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$21.64		$19.65	$16.18	$14.16	$13.83	$12.29

Income from investment operations:

Net investment income	0.11		0.21	0.19	0.24	0.25	0.27

Net realized and unrealized gain	0.29		1.78	3.28	1.78	0.08	1.27

Total from investment operations	0.40		1.99	3.47	2.02	0.33	1.54

Less distributions to shareholders:

Net asset value, end of period	$22.04		$21.64	$19.65	$16.18	$14.16	$13.83

Total return	1.85%		10.13%	21.45%	14.26%	2.39%	12.53%

Ratios to average net assets(a)

Total gross expenses	0.93	%(b)	0.92%	0.93%	0.92%	0.90%	0.83%

Total net expenses(c)	0.92	%(b)	0.92%	0.89%	0.80%	0.83%	0.83%

Net investment income	0.99	%(b)	1.02%	1.08%	1.57%	1.81%	2.15%

Supplemental data

Net assets, end of period (in thousands)	$976,258		$972,972	$948,462	$847,579	$846,880	$960,000

Portfolio turnover	50%		94%	129%	127%	192%	156%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	31

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Balanced Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services —Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on

32	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on

Semiannual Report 2015	33

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances.

Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table provides a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	1,472	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	25,706
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(5,153)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	9,340,079

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with

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COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the

Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are

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COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.66% to 0.49% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.64% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $1,352.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 Through June 30, 2015	Voluntary Expense Cap Prior to May 1, 2015
Class 1	0.790%	0.790%	0.800%
Class 2	1.040	1.040	1.050
Class 3	0.915	0.915	0.925

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $481,718,123 and $458,091,235, respectively, for the six months ended June 30, 2015, of which $231,729,218 and $226,009,291, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 100% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 8. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt

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COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Balanced Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including,

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COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

42	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Balanced Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Semiannual Report 2015	43

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

44	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	45

Columbia Variable Portfolio – Balanced Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6678 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

(formerly Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund)

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Mid Cap Growth Fund (the Fund) Class 3 shares returned 8.34% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its benchmark, the Russell Midcap Growth Index, which returned 4.18% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	8.40	12.33	13.75	7.54
Class 2*	05/03/10	8.28	12.07	13.50	7.36
Class 3	05/01/01	8.34	12.24	13.63	7.48
Russell Midcap Growth Index		4.18	9.45	18.69	9.69

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Activision Blizzard, Inc.	2.1
Sherwin-Williams Co. (The)	2.1
SBA Communications Corp., Class A	2.0
Electronic Arts, Inc.	1.7
Signature Bank	1.7
McGraw Hill Financial, Inc.	1.6
Intuit, Inc.	1.4
Alliance Data Systems Corp.	1.4
AMETEK, Inc.	1.4
Kroger Co. (The)	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	96.6
Money Market Funds	3.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	19.8
Consumer Staples	7.9
Energy	3.7
Financials	10.6
Health Care	13.1
Industrials	16.6
Information Technology	19.0
Materials	6.6
Telecommunication Services	2.1
Utilities	0.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

George Myers, CFA

Brian Neigut

James King

William Chamberlain, CFA

Semiannual Report 2015	3

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,084.00	1,020.53	4.44	4.31	0.86
Class 2	1,000.00	1,000.00	1,082.80	1,019.39	5.63	5.46	1.09
Class 3	1,000.00	1,000.00	1,083.40	1,020.03	4.96	4.81	0.96

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have voluntarily agreed to waive certain fees and/or to reimburse certain expenses, such that net expenses, subject to applicable exclusions, will not exceed 0.76% for Class 1, 1.01% for Class 2 and 0.885% for Class 3. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2015. If this change had been in place for the entire six month period ended June 30, 2015, the actual expenses paid would have been $3.93 for Class 1, $5.22 for Class 2, and $4.57 for Class 3; and the hypothetical expenses paid would have been $3.81 for Class 1, $5.06 for Class 2, and $4.43 for Class 3.

4	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.2%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 18.8%
Auto Components 1.7%

Delphi Automotive PLC	45,326	3,856,790

Visteon Corp.(a)	15,340	1,610,393

Total		5,467,183

Hotels, Restaurants & Leisure 2.4%

Chipotle Mexican Grill, Inc.(a)	4,350	2,631,706

Hilton Worldwide Holdings, Inc.(a)	119,041	3,279,580

Starwood Hotels & Resorts Worldwide, Inc.	24,210	1,963,189

Total		7,874,475

Household Durables 1.7%

Harman International Industries, Inc.	25,617	3,046,886

Lennar Corp., Class A	46,736	2,385,405

Total		5,432,291

Internet & Catalog Retail 0.8%

Expedia, Inc.	18,218	1,992,138

Vipshop Holdings Ltd., ADR(a)	36,338	808,521

Total		2,800,659

Media 2.2%

Charter Communications Inc., Class A(a)	12,354	2,115,622

Cinemark Holdings, Inc.	62,462	2,509,099

Interpublic Group of Companies, Inc. (The)	127,973	2,466,040

Total		7,090,761

Multiline Retail 1.8%

Dollar General Corp.	33,046	2,568,996

Dollar Tree, Inc.(a)	44,392	3,506,524

Total		6,075,520

Specialty Retail 6.3%

Best Buy Co., Inc.	57,923	1,888,869

Foot Locker, Inc.	61,367	4,112,203

L Brands, Inc.	40,073	3,435,458

O’Reilly Automotive, Inc.(a)	14,336	3,239,649

Ross Stores, Inc.	63,942	3,108,220

Tractor Supply Co.	32,155	2,892,021

Ulta Salon Cosmetics & Fragrance, Inc.(a)	12,613	1,948,078

Total		20,624,498

Textiles, Apparel & Luxury Goods 1.9%

Kate Spade & Co.(a)	69,372	1,494,273

PVH Corp.	15,880	1,829,376

Common Stocks (continued)
Issuer	Shares	Value ($)
VF Corp.	40,487	2,823,563

Total		6,147,212

Total Consumer Discretionary		61,512,599

CONSUMER STAPLES 7.6%
Beverages 2.9%

Brown-Forman Corp., Class B	31,150	3,120,607

Coca-Cola Enterprises, Inc.	45,710	1,985,643

Constellation Brands, Inc., Class A	26,948	3,126,507

Monster Beverage Corp.(a)	9,458	1,267,561

Total		9,500,318

Food & Staples Retailing 1.7%

Kroger Co. (The)	59,186	4,291,577

Sprouts Farmers Market, Inc.(a)	39,820	1,074,343

Total		5,365,920

Food Products 2.6%

Hain Celestial Group, Inc. (The)(a)	24,159	1,591,112

Keurig Green Mountain, Inc.	13,047	999,792

Mead Johnson Nutrition Co.	33,330	3,007,032

Tyson Foods, Inc., Class A	68,575	2,923,352

Total		8,521,288

Personal Products 0.4%

Herbalife Ltd.(a)	24,502	1,349,815

Total Consumer Staples		24,737,341

ENERGY 3.5%
Energy Equipment & Services 0.6%

Cameron International Corp.(a)	37,242	1,950,364

Oil, Gas & Consumable Fuels 2.9%

Cabot Oil & Gas Corp.	62,324	1,965,699

Concho Resources, Inc.(a)	33,856	3,854,844

Whiting Petroleum Corp.(a)	113,472	3,812,659

Total		9,633,202

Total Energy		11,583,566

FINANCIALS 10.1%
Banks 2.3%

Signature Bank(a)	36,128	5,288,778

SVB Financial Group(a)	14,134	2,035,013

Total		7,323,791

Capital Markets 1.2%

Affiliated Managers Group, Inc.(a)	11,287	2,467,338

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	5

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Invesco Ltd.	41,860	1,569,332

Total		4,036,670

Diversified Financial Services 3.4%

CBOE Holdings, Inc.	40,766	2,332,631

McGraw Hill Financial, Inc.	49,236	4,945,756

Moody’s Corp.	36,650	3,956,734

Total		11,235,121

Insurance 1.0%

Aon PLC	31,189	3,108,919

Real Estate Investment Trusts (REITs) 1.1%

Crown Castle International Corp.	22,605	1,815,181

Extra Space Storage, Inc.	28,730	1,873,771

Total		3,688,952

Real Estate Management & Development 0.5%

CBRE Group, Inc., Class A(a)	44,912	1,661,744

Thrifts & Mortgage Finance 0.6%

Radian Group, Inc.	103,900	1,949,164

Total Financials		33,004,361

HEALTH CARE 12.4%
Biotechnology 2.3%

BioMarin Pharmaceutical, Inc.(a)	18,282	2,500,612

Incyte Corp.(a)	27,082	2,822,215

Medivation, Inc.(a)	15,074	1,721,451

Receptos, Inc.(a)	2,850	541,643

Total		7,585,921

Health Care Equipment & Supplies 4.4%

Align Technology, Inc.(a)	34,591	2,169,202

CR Bard, Inc.	17,182	2,932,967

DexCom, Inc.(a)	20,420	1,633,192

IDEXX Laboratories, Inc.(a)	39,722	2,547,769

St. Jude Medical, Inc.	42,499	3,105,402

Zimmer Biomet Holdings, Inc.	18,085	1,975,424

Total		14,363,956

Health Care Providers & Services 3.5%

Cardinal Health, Inc.	28,828	2,411,462

Centene Corp.(a)	31,110	2,501,244

CIGNA Corp.	5,860	949,320

Community Health Systems, Inc.(a)	29,492	1,857,112

HCA Holdings, Inc.(a)	21,264	1,929,070

Henry Schein, Inc.(a)	13,743	1,953,155

Total		11,601,363

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 1.0%

Cerner Corp.(a)	19,738	1,363,106

Veeva Systems Inc., Class A(a)	67,238	1,884,681

Total		3,247,787

Pharmaceuticals 1.2%

Jazz Pharmaceuticals PLC(a)	11,325	1,993,993

Mylan NV(a)	27,762	1,883,929

Total		3,877,922

Total Health Care		40,676,949

INDUSTRIALS 15.8%
Aerospace & Defense 1.1%

Rockwell Collins, Inc.	14,010	1,293,823

TransDigm Group, Inc.(a)	10,339	2,322,863

Total		3,616,686

Airlines 2.3%

Alaska Air Group, Inc.	57,104	3,679,211

Southwest Airlines Co.	113,389	3,752,042

Total		7,431,253

Building Products 0.6%

Fortune Brands Home & Security, Inc.	46,882	2,148,133

Commercial Services & Supplies 1.0%

Stericycle, Inc.(a)	10,478	1,403,109

Tyco International PLC	46,628	1,794,245

Total		3,197,354

Electrical Equipment 2.0%

AMETEK, Inc.	79,010	4,328,168

Rockwell Automation, Inc.	16,651	2,075,380

Total		6,403,548

Industrial Conglomerates 1.0%

Roper Technologies, Inc.	18,763	3,235,867

Machinery 4.3%

Flowserve Corp.	37,199	1,958,899

Ingersoll-Rand PLC	37,942	2,558,050

Middleby Corp. (The)(a)	29,740	3,337,720

Pall Corp.	31,269	3,891,427

Wabtec Corp.	24,906	2,347,142

Total		14,093,238

Marine 0.6%

Kirby Corp.(a)	24,424	1,872,344

Professional Services 0.7%

Verisk Analytics, Inc.(a)	33,638	2,447,501

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.5%

JB Hunt Transport Services, Inc.	18,522	1,520,471

Trading Companies & Distributors 1.7%

Fastenal Co.	60,794	2,564,291

United Rentals, Inc.(a)	35,653	3,123,916

Total		5,688,207

Total Industrials		51,654,602

INFORMATION TECHNOLOGY 18.1%
Communications Equipment 1.0%

Palo Alto Networks, Inc.(a)	18,109	3,163,642

Internet Software & Services 1.5%

CoStar Group, Inc.(a)	12,701	2,556,203

LinkedIn Corp., Class A(a)	11,872	2,453,112

Total		5,009,315

IT Services 3.2%

Alliance Data Systems Corp.(a)	14,889	4,346,695

FleetCor Technologies, Inc.(a)	23,703	3,699,090

Gartner, Inc.(a)	19,664	1,686,778

WEX, Inc.(a)	7,260	827,422

Total		10,559,985

Semiconductors & Semiconductor Equipment 3.8%

Avago Technologies Ltd.	27,379	3,639,491

Lam Research Corp.	35,913	2,921,523

NXP Semiconductors NV(a)	16,842	1,653,884

Skyworks Solutions, Inc.	40,172	4,181,905

Total		12,396,803

Software 8.6%

Activision Blizzard, Inc.	268,966	6,511,667

Electronic Arts, Inc.(a)	79,729	5,301,978

Guidewire Software, Inc.(a)	16,106	852,490

Intuit, Inc.	43,706	4,404,254

Red Hat, Inc.(a)	31,877	2,420,421

ServiceNow, Inc.(a)	46,929	3,487,294

Splunk, Inc.(a)	29,583	2,059,568

Tableau Software, Inc., Class A(a)	19,184	2,211,915

Ultimate Software Group, Inc. (The)(a)	5,040	828,274

Total		28,077,861

Total Information Technology		59,207,606

Common Stocks (continued)
Issuer	Shares	Value ($)
MATERIALS 6.3%
Chemicals 4.4%

Eastman Chemical Co.	40,673	3,327,865

International Flavors & Fragrances, Inc.	23,666	2,586,457

Sherwin-Williams Co. (The)	23,356	6,423,367

Westlake Chemical Corp.	30,104	2,064,833

Total		14,402,522

Construction Materials 0.5%

Eagle Materials, Inc.	20,613	1,573,390

Containers & Packaging 0.6%

Rock-Tenn Co., Class A	30,623	1,843,505

Paper & Forest Products 0.8%

International Paper Co.	56,505	2,689,073

Total Materials		20,508,490

TELECOMMUNICATION SERVICES 2.0%
Wireless Telecommunication Services 2.0%

SBA Communications Corp., Class A(a)	55,445	6,374,512

Total Telecommunication Services		6,374,512

UTILITIES 0.6%
Electric Utilities 0.6%

ITC Holdings Corp.	61,959	1,993,841

Total Utilities		1,993,841

Total Common Stocks
(Cost: $261,688,066)		311,253,867

Money Market Funds 3.3%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.118%(b)(c)	10,818,928	10,818,928

Total Money Market Funds
(Cost: $10,818,928)		10,818,928

Total Investments
(Cost: $272,506,994)		322,072,795

Other Assets & Liabilities, Net		4,816,713

Net Assets		326,889,508

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,048,789	88,199,909	(82,429,770)	10,818,928	4,282	10,818,928

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available,

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	61,512,599	—	—	61,512,599

Consumer Staples	24,737,341	—	—	24,737,341

Energy	11,583,566	—	—	11,583,566

Financials	33,004,361	—	—	33,004,361

Health Care	40,676,949	—	—	40,676,949

Industrials	51,654,602	—	—	51,654,602

Information Technology	59,207,606	—	—	59,207,606

Materials	20,508,490	—	—	20,508,490

Telecommunication Services	6,374,512	—	—	6,374,512

Utilities	1,993,841	—	—	1,993,841

Total Common Stocks	311,253,867	—	—	311,253,867

Money Market Funds	10,818,928	—	—	10,818,928

Total Investments	322,072,795	—	—	322,072,795

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $261,688,066)	$311,253,867

Affiliated issuers (identified cost $10,818,928)	10,818,928

Total investments (identified cost $272,506,994)	322,072,795

Receivable for:

Investments sold	10,519,578

Dividends	113,652

Foreign tax reclaims	4,568

Expense reimbursement due from Investment Manager	38,323

Total assets	332,748,916

Liabilities

Due to custodian	3

Payable for:

Investments purchased	5,114,429

Capital shares purchased	317,091

Investment management fees	221,158

Distribution and/or service fees	35,294

Transfer agent fees	17,459

Administration fees	17,459

Compensation of board members	94,463

Other expenses	42,052

Total liabilities	5,859,408

Net assets applicable to outstanding capital stock	$326,889,508

Represented by

Trust capital	$326,889,508

Total — representing net assets applicable to outstanding capital stock	$326,889,508

Class 1

Net assets	$19,731,801

Shares outstanding	937,835

Net asset value per share	$21.04

Class 2

Net assets	$10,539,421

Shares outstanding	507,014

Net asset value per share	$20.79

Class 3

Net assets	$296,618,286

Shares outstanding	14,188,073

Net asset value per share	$20.91

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$1,602,124

Dividends — affiliated issuers	4,282

Foreign taxes withheld	(3,132)

Total income	1,603,274

Expenses:

Investment management fees	1,377,413

Distribution and/or service fees

Class 2	13,257

Class 3	183,648

Transfer agent fees

Class 1	17,411

Class 2	3,182

Class 3	88,148

Administration fees	108,741

Compensation of board members	10,231

Custodian fees	7,607

Printing and postage fees	60,489

Professional fees	12,783

Other	5,365

Total expenses	1,888,275

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(163,937)

Total net expenses	1,724,338

Net investment loss	(121,064)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	42,891,896

Net realized gain	42,891,896

Net change in unrealized appreciation (depreciation) on:

Investments	(12,411,486)

Net change in unrealized depreciation	(12,411,486)

Net realized and unrealized gain	30,480,410

Net increase in net assets resulting from operations	$30,359,346

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment loss	$(121,064)	$(693,078)

Net realized gain	42,891,896	72,567,458

Net change in unrealized depreciation	(12,411,486)	(42,593,272)

Net increase in net assets resulting from operations	30,359,346	29,281,108

Decrease in net assets from capital stock activity	(82,159,626)	(194,460,527)

Total decrease in net assets	(51,800,280)	(165,179,419)

Net assets at beginning of period	378,689,788	543,869,207

Net assets at end of period	$326,889,508	$378,689,788

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	35,660	753,905	1,131,931	20,421,787

Redemptions	(3,284,201)	(68,291,136)	(9,484,334)	(173,913,706)

Net decrease	(3,248,541)	(67,537,231)	(8,352,403)	(153,491,919)

Class 2 shares

Subscriptions	116,081	2,395,991	127,205	2,326,794

Redemptions	(152,815)	(3,144,520)	(111,165)	(2,032,387)

Net increase (decrease)	(36,734)	(748,529)	16,040	294,407

Class 3 shares

Subscriptions	25,681	536,295	9,164	165,947

Redemptions	(709,122)	(14,410,161)	(2,252,052)	(41,428,962)

Net decrease	(683,441)	(13,873,866)	(2,242,888)	(41,263,015)

Total net decrease	(3,968,716)	(82,159,626)	(10,579,251)	(194,460,527)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$19.41		$18.07		$13.78	$12.37	$14.55	$13.30

Income from investment operations:

Net investment income (loss)	0.00	(b)	(0.02)		(0.03)	0.06	(0.01)	(0.01)

Net realized and unrealized gain (loss)	1.63		1.36		4.32	1.35	(2.17)	1.26

Total from investment operations	1.63		1.34		4.29	1.41	(2.18)	1.25

Net asset value, end of period	$21.04		$19.41		$18.07	$13.78	$12.37	$14.55

Total return	8.40%		7.41%		31.13%	11.40%	(14.98%)	9.40%

Ratios to average net assets(c)

Total gross expenses	0.93	%(d)	0.91	%(e)	0.90%	0.93%	0.92%	0.81	%(d)

Total net expenses(f)	0.86	%(d)	0.88	%(e)	0.87%	0.88%	0.92%	0.81	%(d)

Net investment income (loss)	0.01	%(d)	(0.09%)		(0.21%)	0.44%	(0.08%)	(0.09	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$19,732		$81,262		$226,579	$216,944	$5	$5

Portfolio turnover	49%		96%		115%	134%	165%	100%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$19.20		$17.92		$13.69	$12.32	$14.53	$13.30

Income from investment operations:

Net investment loss	(0.02)		(0.05)		(0.06)	(0.01)	(0.03)	(0.03)

Net realized and unrealized gain (loss)	1.61		1.33		4.29	1.38	(2.18)	1.26

Total from investment operations	1.59		1.28		4.23	1.37	(2.21)	1.23

Net asset value, end of period	$20.79		$19.20		$17.92	$13.69	$12.32	$14.53

Total return	8.28%		7.14%		30.90%	11.12%	(15.21%)	9.25%

Ratios to average net assets(b)

Total gross expenses	1.18	%(c)	1.17	%(d)	1.15%	1.18%	1.18%	1.09	%(c)

Total net expenses(e)	1.09	%(c)	1.13	%(d)	1.12%	1.15%	1.18%	1.09	%(c)

Net investment loss	(0.21	%)(c)	(0.30%)		(0.40%)	(0.04%)	(0.25%)	(0.31	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$10,539		$10,439		$9,455	$921	$572	$134

Portfolio turnover	49%		96%		115%	134%	165%	100%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014		2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$19.30		$17.99		$13.73	$12.34	$14.53	$11.51

Income from investment operations:

Net investment income (loss)	(0.01)		(0.03)		(0.05)	0.00 (a)	(0.03)	(0.02)

Net realized and unrealized gain (loss)	1.62		1.34		4.31	1.39	(2.16)	3.04

Total from investment operations	1.61		1.31		4.26	1.39	(2.19)	3.02

Net asset value, end of period	$20.91		$19.30		$17.99	$13.73	$12.34	$14.53

Total return	8.34%		7.28%		31.03%	11.26%	(15.07%)	26.28%

Ratios to average net assets(b)

Total gross expenses	1.06	%(c)	1.04	%(d)	1.03%	1.05%	1.03%	0.99%

Total net expenses(e)	0.96	%(c)	1.00	%(d)	1.00%	1.03%	1.03%	0.99%

Net investment income (loss)	(0.08	%)(c)	(0.18%)		(0.34%)	0.02%	(0.20%)	(0.19%)

Supplemental data

Net assets, end of period (in thousands)	$296,618		$286,989		$307,835	$270,346	$292,116	$407,945

Portfolio turnover	49%		96%		115%	134%	165%	100%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Mid Cap Growth Fund (formerly Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective May 1, 2015, Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund was renamed Columbia Variable Portfolio — Mid Cap Growth Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management

Semiannual Report 2015	17

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its

18	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial),

determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.76% to 0.62% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.76% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $891.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the

Semiannual Report 2015	19

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 Through June 30, 2015	Voluntary Expense Cap Prior to May 1, 2015
Class 1	0.760%	0.760%	0.880%
Class 2	1.010	1.010	1.130
Class 3	0.885	0.885	1.005

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $174,156,752 and $268,284,797, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 92.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

20	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The Fund had no borrowings during the six months ended June 30, 2015.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015	21

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Mid Cap Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

22	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015	23

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Mid Cap Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

24	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

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COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	29

Columbia Variable Portfolio – Mid Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6658 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

PORTFOLIO NAVIGATOR FUNDS

Variable Portfolio – Conservative Portfolio

Variable Portfolio – Moderately Conservative Portfolio

Variable Portfolio – Moderate Portfolio

Variable Portfolio – Moderately Aggressive Portfolio

Variable Portfolio – Aggressive Portfolio

Please remember that you may not buy (nor will you own) shares of a Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of affiliated insurance companies. Please contact your financial advisor or insurance representative for more information.

PORTFOLIO NAVIGATOR FUNDS

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio – Conservative Portfolio

(Unaudited)

Performance Summary

■	Variable Portfolio — Conservative Portfolio (the Fund) Class 2 shares returned 0.64% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its Blended Index, which returned 0.50% during the same period.

■	The U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, returned -0.10% during the same period.

■	The U.S. equity market, as measured by the Russell 3000 Index, returned 1.94% during the same period.

■	The Citi Three-Month U.S. Treasury Bill Index gained 0.01% during the same period.

■	The international equity market (excluding the U.S.), as measured by the MSCI All Country World Index ex-U.S. (Net), returned 4.03% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 2	05/07/10	0.64	1.61	5.02	4.75
Class 4	05/07/10	0.64	1.61	5.04	4.75
Blended Index		0.50	2.06	5.33	4.96	*
Barclays U.S. Aggregate Bond Index		-0.10	1.86	3.35	3.64
Russell 3000 Index		1.94	7.29	17.54	15.38
Citi Three-Month U.S. Treasury Bill Index		0.01	0.02	0.06	0.07	*
MSCI All Country World Index ex-U.S. (Net)		4.03	-5.26	7.76	7.04

*	Return from 04/30/2010

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: bonds — Barclays U.S. Aggregate Bond Index (70%); domestic equity — Russell 3000 Index (14%); cash — Citi Three-Month U.S. Treasury Bill Index (10%); and international equity — MSCI All Country World Index ex-U.S. (Net) (6%).

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Citi Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

The MSCI All Country World Index ex-U.S. (Net), an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The index includes both developed and emerging markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI All Country World Index ex-U.S. (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio – Conservative Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2015)
Alternative Investment Funds	2.2
Equity Funds	21.0
Fixed-Income Funds	70.0
Money Market Funds	6.8
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Kent Bergene

Anwiti Bahuguna, Ph.D.*

Brian Virginia*

*	Effective May 2015, Anwiti Bahuguna and Brian Virginia were added as Portfolio Managers of the Fund.

Semiannual Report 2015	3

PORTFOLIO NAVIGATOR FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio – Moderately Conservative Portfolio

(Unaudited

Performance Summary

■	Variable Portfolio — Moderately Conservative Portfolio (the Fund) Class 2 shares returned 1.12% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its Blended Index, which returned 0.92% during the same period.

■	The U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, returned -0.10% during the same period.

■	The U.S. equity market, as measured by the Russell 3000 Index, returned 1.94% during the same period.

■	The international equity market (excluding the U.S.), as measured by the MSCI All Country World Index ex-U.S. (Net), returned 4.03% during the same period.

■	The Citi Three-Month U.S. Treasury Bill Index returned 0.01% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 2	05/07/10	1.12	2.03	6.70	6.08
Class 4	05/07/10	1.04	2.03	6.71	6.11
Blended Index		0.92	2.42	7.21	6.32	*
Barclays U.S. Aggregate Bond Index		-0.10	1.86	3.35	3.64
Russell 3000 Index		1.94	7.29	17.54	15.38
MSCI All Country World Index ex-U.S. (Net)		4.03	-5.26	7.76	7.04
Citi Three-Month U.S. Treasury Bill Index		0.01	0.02	0.06	0.07	*

*	Return from 04/30/10

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: bonds — Barclays U.S. Aggregate Bond Index (60%); domestic equity — Russell 3000 Index (24.5%); international equity — MSCI All Country World Index ex-U.S. (Net) (10.5%); and cash — Citi Three-Month U.S. Treasury Bill Index (5%).

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI All Country World Index ex-U.S. (Net), an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The index includes both developed and emerging markets.

The Citi Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI All Country World Index ex-U.S. (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

4	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio – Moderately Conservative Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2015)
Alternative Investment Funds	1.8
Equity Funds	35.7
Fixed-Income Funds	60.3
Money Market Funds	2.2
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Kent Bergene

Anwiti Bahuguna, Ph.D.*

Brian Virginia*

*	Effective May 2015, Anwiti Bahuguna and Brian Virginia were added as Portfolio Managers of the Fund.

Semiannual Report 2015	5

PORTFOLIO NAVIGATOR FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio – Moderate Portfolio

(Unaudited)

Performance Summary

■	Variable Portfolio — Moderate Portfolio (the Fund) Class 2 shares returned 1.47% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its Blended Index, which returned 1.33% during the same period.

■	The U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, returned -0.10% during the same period.

■	The U.S. equity market, as measured by the Russell 3000 Index, returned 1.94% during the same period.

■	The international equity market (excluding the U.S.), as measured by the MSCI All Country World Index ex-U.S. (Net), returned 4.03% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 2	05/07/10	1.47	2.18	8.48	7.55
Class 4	05/07/10	1.46	2.18	8.49	7.58
Blended Index		1.33	2.76	9.09	8.43
Barclays U.S. Aggregate Bond Index		-0.10	1.86	3.35	3.64
Russell 3000 Index		1.94	7.29	17.54	15.38
MSCI All Country World Index ex-U.S. (Net)		4.03	-5.26	7.76	7.04

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: bonds — Barclays U.S. Aggregate Bond Index (50%); domestic equity — Russell 3000 Index (35%); international equity — MSCI All Country World Index ex-U.S. (Net) (15%).

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI All Country World Index ex-U.S. (Net), an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The index includes both developed and emerging markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI All Country World Index ex-U.S. (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

6	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio – Moderate Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2015)
Alternative Investment Funds	1.7
Equity Funds	51.7
Fixed-Income Funds	46.5
Money Market Funds	0.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Kent Bergene

Anwiti Bahuguna, Ph.D.*

Brian Virginia*

*	Effective May 2015, Anwiti Bahuguna and Brian Virginia were added as Portfolio Managers of the Fund.

Semiannual Report 2015	7

PORTFOLIO NAVIGATOR FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio – Moderately Aggressive Portfolio

(Unaudited)

Performance Summary

■	Variable Portfolio — Moderately Aggressive Portfolio (the Fund) Class 2 shares returned 1.92% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its Blended Index, which returned 1.73% during the same period.

■	The U.S. equity market, as measured by the Russell 3000 Index, returned 1.94% during the same period.

■	The U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, returned -0.10% during the same period.

■	The international equity market (excluding the U.S.), as measured by the MSCI All Country World Index ex-U.S. (Net), returned 4.03% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 2	05/07/10	1.92	2.60	10.05	8.77
Class 4	05/07/10	1.85	2.53	10.08	8.80
Blended Index		1.73	2.99	10.77	9.81
Russell 3000 Index		1.94	7.29	17.54	15.38
Barclays U.S. Aggregate Bond Index		-0.10	1.86	3.35	3.64
MSCI All Country World Index ex-U.S. (Net)		4.03	-5.26	7.76	7.04

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: domestic equity — Russell 3000 Index (45.5%); bonds — Barclays U.S. Aggregate Bond Index (35%); and international equity — MSCI All Country World Index ex-U.S. (Net) (19.5%).

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The MSCI All Country World Index ex-U.S. (Net), an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The index includes both developed and emerging markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI All Country World Index ex-U.S. (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

8	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio – Moderately Aggressive Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2015)
Alternative Investment Funds	1.4
Equity Funds	66.6
Fixed-Income Funds	31.9
Money Market Funds	0.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Kent Bergene

Anwiti Bahuguna, Ph.D.*

Brian Virginia*

*	Effective May 2015, Anwiti Bahuguna and Brian Virginia were added as Portfolio Managers of the Fund.

Semiannual Report 2015	9

PORTFOLIO NAVIGATOR FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio – Aggressive Portfolio

(Unaudited)

Performance Summary

■	Variable Portfolio — Aggressive Portfolio (the Fund) Class 2 shares returned 2.33% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its Blended Index, which returned 2.11% during the same period.

■	The U.S. equity market, as measured by the Russell 3000 Index, returned 1.94% during the same period.

■	The international equity market (excluding the U.S.), as measured by the MSCI All Country World Index ex-U.S. (Net), returned 4.03% during the same period.

■	The U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, returned -0.10% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 2	05/07/10	2.33	2.98	11.67	10.07
Class 4	05/07/10	2.39	2.98	11.71	10.10
Blended Index		2.11	3.21	12.42	11.15
Russell 3000 Index		1.94	7.29	17.54	15.38
MSCI All Country World Index ex-U.S. (Net)		4.03	-5.26	7.76	7.04
Barclays U.S. Aggregate Bond Index		-0.10	1.86	3.35	3.64

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: domestic equity — Russell 3000 Index (56%); international equity — MSCI All Country World Index ex-U.S. (Net) (24%) and bonds — Barclays U.S. Aggregate Bond Index (20%).

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI All Country World Index ex-U.S. (Net), an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The index includes both developed and emerging markets.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI All Country World Index ex-U.S. (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

10	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio – Aggressive Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2015)
Alternative Investment Funds	1.0
Equity Funds	82.1
Fixed-Income Funds	16.8
Money Market Funds	0.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Kent Bergene

Anwiti Bahuguna, Ph.D.*

Brian Virginia*

*	Effective May 2015, Anwiti Bahuguna and Brian Virginia were added as Portfolio Managers of the Fund.

Semiannual Report 2015	11

PORTFOLIO NAVIGATOR FUNDS

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective Expenses Paid During the Period” column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

12	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

UNDERSTANDING YOUR FUND’S EXPENSES (continued)

(Unaudited)

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund’s Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual

Variable Portfolio — Conservative Portfolio
Class 2	1,000.00	1,000.00	1,006.40	1,023.41	1.39	1.40	0.28	4.38	4.41	0.88
Class 4	1,000.00	1,000.00	1,006.40	1,023.41	1.39	1.40	0.28	4.38	4.41	0.88

Variable Portfolio — Moderately Conservative Portfolio
Class 2	1,000.00	1,000.00	1,011.20	1,023.41	1.40	1.40	0.28	4.74	4.77	0.95
Class 4	1,000.00	1,000.00	1,010.40	1,023.41	1.40	1.40	0.28	4.74	4.77	0.95

Variable Portfolio — Moderate Portfolio
Class 2	1,000.00	1,000.00	1,014.70	1,023.41	1.40	1.40	0.28	4.95	4.97	0.99
Class 4	1,000.00	1,000.00	1,014.60	1,023.41	1.40	1.40	0.28	4.95	4.97	0.99

Variable Portfolio — Moderately Aggressive Portfolio
Class 2	1,000.00	1,000.00	1,019.20	1,023.41	1.40	1.40	0.28	5.16	5.17	1.03
Class 4	1,000.00	1,000.00	1,018.50	1,023.41	1.40	1.40	0.28	5.15	5.17	1.03

Variable Portfolio — Aggressive Portfolio
Class 2	1,000.00	1,000.00	1,023.30	1,023.41	1.40	1.40	0.28	5.37	5.37	1.07
Class 4	1,000.00	1,000.00	1,023.90	1,023.41	1.41	1.40	0.28	5.37	5.37	1.07

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Semiannual Report 2015	13

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio – Conservative Portfolio

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 21.0%
	Shares	Value ($)
GLOBAL REAL ESTATE 0.2%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1(a)	328,625	2,868,901

INTERNATIONAL 6.0%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	800,185	12,554,904

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	72,495	863,409

Variable Portfolio — DFA International Value Fund, Class 1(a)	1,974,354	20,355,587

Variable Portfolio — Invesco International Growth Fund, Class 1(a)	1,719,786	20,792,218

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	1,817,939	20,597,247

Variable Portfolio — Pyrford International Equity Fund, Class 1(a)	1,674,679	17,282,691

Total		92,446,056

U.S. LARGE CAP 13.1%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	1,667,816	27,835,848

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	850,835	16,752,937

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	691,297	8,890,083

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	769,686	28,078,131

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	208,870	3,793,080

Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	809,776	15,701,562

Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	1,324,835	25,582,569

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	1,185,924	22,485,123

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	833,215	15,339,482

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	871,505	17,743,848

Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	1,227,794	19,055,356

Total		201,258,019

Equity Funds (continued)
	Shares	Value ($)
U.S. MID CAP 0.4%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	164,494	3,252,054

Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	161,087	3,107,358

Total		6,359,412

U.S. SMALL CAP 1.3%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1(a)(b)	444,608	8,705,414

Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	47,308	943,330

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	447,246	10,313,492

Total		19,962,236

Total Equity Funds
(Cost: $277,463,752)		322,894,624

Fixed-Income Funds 70.0%
EMERGING MARKETS 0.2%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	384,507	3,472,097

FLOATING RATE 0.2%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	462,167	3,720,446

HIGH YIELD 0.3%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	479,687	4,014,976

INVESTMENT GRADE 69.0%
Columbia Variable Portfolio — Core Bond Fund, Class 1(a)	6,040,665	59,077,700

Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	23,364,667	235,048,555

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	4,422,616	42,589,792

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	6,268,912	65,384,749

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	22,129,078	237,445,010

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	15,487,628	166,492,000

Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	16,273,781	168,759,104

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2015 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	8,626,396	87,471,658

Total		1,062,268,568

MULTISECTOR 0.3%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	450,494	4,036,431

Total Fixed-Income Funds
(Cost: $1,099,485,459)		1,077,512,518

Alternative Investment Funds 2.2%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	173,131	1,260,390

Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1(a)(b)	2,572,623	25,160,250

Alternative Investment Funds (continued)
	Shares	Value ($)
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	904,137	8,137,238

Total Alternative Investment Funds
(Cost: $36,486,364)		34,557,878

Money Market Funds 6.8%
Columbia Short-Term Cash Fund, 0.118%(a)(c)	742,940	742,940

Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.010%(a)(c)	103,324,039	103,324,039

Total Money Market Funds
(Cost: $104,066,979)		104,066,979

Total Investments
(Cost: $1,517,502,554)		1,539,031,999

Other Assets & Liabilities, Net		(57,856)

Net Assets		1,538,974,143

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	753,500	(10,560)	—	742,940	—	136	742,940

Columbia Variable Portfolio — Cash Management Fund, Class 1	96,010,205	8,923,845	(1,610,011)	—	103,324,039	—	4,847	103,324,039

Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	1,660,350	—	—	—	1,660,350	—	—	1,260,390

Columbia Variable Portfolio — Contrarian Core Fund, Class 1	24,728,727	242,817	(3,871,406)	1,036,566	22,136,704	—	—	27,835,848

Columbia Variable Portfolio — Core Bond Fund, Class 1	147,992,763	1,201,020	(93,689,795)	3,164,516	58,668,504	—	1,201,021	59,077,700

Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1	26,297,386	—	(1,028,211)	3,243	25,272,418	—	—	25,160,250

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	16,792,404	—	(6,832,728)	2,826,619	12,786,295	—	—	16,752,937

Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	3,632,354	57,263	—	—	3,689,617	—	57,263	3,472,097

Columbia Variable Portfolio — Emerging Markets Fund, Class 1	—	12,784,363	—	—	12,784,363	323,849	—	12,554,904

Columbia Variable Portfolio — Global Bond Fund, Class 1	1,454,086	—	(1,425,901)	(28,185)	—	—	—	—

Columbia Variable Portfolio — Income Opportunities Fund, Class 1	12,584,966	402,744	(9,206,566)	492,774	4,273,918	35,220	367,524	4,014,976

Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	84,236,441	168,385,103	(11,014,803)	(765,338)	240,841,403	712,730	3,433,372	235,048,555

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	5,023,576	1,783,000	(174,406)	57,125	6,689,295	—	—	8,890,083

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	15,200,340	9,650,332	(174,405)	34,373	24,710,640	—	—	28,078,131

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	113,816,297	2,374,952	(69,215,265)	(716,138)	46,259,846	—	2,348,637	42,589,792

Columbia Variable Portfolio — Mid Cap Growth Fund, Class 1	981,658	—	(1,128,478)	146,820	—	—	—	—

Columbia Variable Portfolio — Mid Cap Value Fund, Class 1	3,252,331	—	(3,608,130)	355,799	—	—	—	—

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	4,375,295	—	(1,728,406)	439,605	3,086,494	—	—	3,793,080

Columbia Variable Portfolio — Strategic Income Fund, Class 1	22,963,950	26,315	(19,418,795)	385,891	3,957,361	—	—	4,036,431

Columbia Variable Portfolio — U.S. Equities Fund, Class 1	1,087,145	8,773,000	(1,077,328)	88,248	8,871,065	—	—	8,705,414

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	99,906,235	2,137,300	(37,658,327)	1,054,954	65,440,162	149,548	1,935,121	65,384,749

Variable Portfolio — American Century Diversified Bond Fund, Class 1	207,213,028	51,894,094	(15,030,316)	606,738	244,683,544	1,040,651	5,312,966	237,445,010

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	3,583,817	6,899,042	(1,077,328)	148,065	9,553,596	—	1,417,042	8,137,238

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	35,331,116	—	(38,062,964)	2,731,848	—	—	—	—

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	4,640,122	85,980	(3,573,533)	(158,061)	994,508	69,191	16,789	863,409

Variable Portfolio — DFA International Value Fund, Class 1	13,458,230	8,136,568	(273,659)	24,111	21,345,250	398,991	228,799	20,355,587

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	8,480,215	648,460	(4,545,229)	(152,470)	4,430,976	—	648,460	3,720,446

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	938,326	—	(713,831)	(224,495)	—	—	—	—

Variable Portfolio — Holland Large Cap Growth Fund, Class 1	10,827,130	—	(913,819)	377,425	10,290,736	—	—	15,701,562

Variable Portfolio — Invesco International Growth Fund, Class 1	26,991,167	1,311,367	(6,691,659)	583,583	22,194,458	1,121,501	184,603	20,792,218

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	179,968,674	14,131,906	(24,726,269)	646,592	170,020,903	444,108	3,128,481	166,492,000

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	7,655,662	—	(5,727,478)	970,207	2,898,391	—	—	3,252,054

Variable Portfolio — Loomis Sayles Growth Fund, Class 1	11,210,703	12,300,000	—	—	23,510,703	—	—	25,582,569

Variable Portfolio — MFS Value Fund, Class 1	19,989,146	—	(5,842,747)	2,691,567	16,837,966	—	—	22,485,123

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	2,311,241	573,621	(2,445,684)	(439,178)	—	550,423	23,198	—

Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	3,037,223	594,066	—	—	3,631,289	398,329	195,737	2,868,901

Variable Portfolio — NFJ Dividend Value Fund, Class 1	13,178,972	—	(5,810,420)	2,596,059	9,964,611	—	—	15,339,482

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	12,948,747	—	(1,311,748)	501,096	12,138,095	—	—	17,743,848

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	1,798,509	—	(1,077,328)	125,640	846,821	—	—	943,330

Variable Portfolio — Partners Small Cap Value Fund, Class 1	9,454,623	—	(2,154,656)	729,619	8,029,586	—	—	10,313,492

Variable Portfolio — Pyramis® International Equity Fund, Class 1	24,295,861	3,348,268	(8,566,660)	1,376,282	20,453,751	591,524	332,481	20,597,247

Variable Portfolio — Pyrford International Equity Fund, Class 1	21,739,370	438,262	(5,980,347)	443,975	16,641,260	—	324,748	17,282,691

Variable Portfolio — Sit Dividend Growth Fund, Class 1	19,336,422	15,789	(9,454,420)	4,109,246	14,007,037	—	—	19,055,356

Variable Portfolio — TCW Core Plus Bond Fund, Class 1	118,960,775	52,286,301	(2,848,715)	(3,989)	168,394,372	74,355	1,376,863	168,759,104

Variable Portfolio — Victory Established Value Fund, Class 1	5,436,536	—	(3,399,881)	577,779	2,614,434	—	—	3,107,358

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	172,933,939	951,288	(85,063,955)	3,581	88,824,853	—	882,869	87,471,658

Total	1,617,716,063	371,110,566	(498,166,167)	26,842,092	1,517,502,554	5,910,420	23,420,957	1,539,031,999

(b)	Non-income producing investment.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2015.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Equity Funds	322,894,624	—	—	322,894,624

Fixed-Income Funds	1,077,512,518	—	—	1,077,512,518

Alternative Investment Funds	34,557,878	—	—	34,557,878

Money Market Funds	104,066,979	—	—	104,066,979

Total Investments	1,539,031,999	—	—	1,539,031,999

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 35.7%
	Shares	Value ($)
GLOBAL REAL ESTATE 0.2%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1(a)	970,906	8,476,011

INTERNATIONAL 10.7%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	3,820,961	59,950,874

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	384,437	4,578,651

Variable Portfolio — DFA International Value Fund, Class 1(a)	9,765,277	100,680,004

Variable Portfolio — Invesco International Growth Fund, Class 1(a)	8,519,100	102,995,921

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	9,562,141	108,339,054

Variable Portfolio — Pyrford International Equity Fund, Class 1(a)	8,440,129	87,102,135

Total		463,646,639

U.S. LARGE CAP 22.1%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	6,425,514	107,241,827

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	1,848,549	36,397,933

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	6,122,900	78,740,490

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	4,294,019	156,645,815

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	1,037,054	18,832,898

Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	3,779,090	73,276,558

Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	6,163,770	119,022,396

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	5,959,027	112,983,152

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	5,314,887	97,847,081

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	3,804,267	77,454,870

Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	5,274,269	81,856,651

Total		960,299,671

Equity Funds (continued)
	Shares	Value ($)
U.S. MID CAP 0.7%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	809,046	15,994,843

Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	650,707	12,552,131

Total		28,546,974

U.S. SMALL CAP 2.0%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1(a)(b)	1,115,949	21,850,281

Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	1,239,853	24,722,675

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	1,797,298	41,445,693

Total		88,018,649

Total Equity Funds
(Cost: $1,207,974,117)		1,548,987,944

Fixed-Income Funds 60.3%
EMERGING MARKETS 0.2%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	1,053,291	9,511,213

FLOATING RATE 0.3%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	1,366,439	10,999,829

HIGH YIELD 0.2%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	1,021,714	8,551,749

INVESTMENT GRADE 59.4%
Columbia Variable Portfolio — Core Bond Fund, Class 1(a)	17,397,249	170,145,097

Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	52,918,352	532,358,621

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	10,536,744	101,468,846

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	15,200,047	158,536,493

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	47,782,371	512,704,837

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2015 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	46,584,621	500,784,676

Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	37,308,065	386,884,632

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	21,398,756	216,983,386

Total		2,579,866,588

MULTISECTOR 0.2%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	973,426	8,721,899

Total Fixed-Income Funds
(Cost: $2,652,926,900)		2,617,651,278

Alternative Investment Funds 1.8%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	6,715	48,888

Alternative Investment Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1(a)(b)	5,218,690	51,038,792

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	2,817,425	25,356,820

Total Alternative Investment Funds
(Cost: $79,766,560)		76,444,500

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.118%(a)(c)	2,459,613	2,459,613

Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.010%(a)(c)	95,036,464	95,036,464

Total Money Market Funds
(Cost: $97,496,077)		97,496,077

Total Investments
(Cost: $4,038,163,654)		4,340,579,799

Other Assets & Liabilities, Net		(99,073)

Net Assets		4,340,480,726

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	2,499,437	(39,824)	—	2,459,613	—	453	2,459,613

Columbia Variable Portfolio — Cash Management Fund, Class 1	3,976,003	91,060,461	—	—	95,036,464	—	1,485	95,036,464

Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	2,957,881	—	(2,169,480)	(724,605)	63,796	—	—	48,888

Columbia Variable Portfolio — Contrarian Core Fund, Class 1	84,850,260	—	(12,020,037)	5,305,993	78,136,216	—	—	107,241,827

Columbia Variable Portfolio — Core Bond Fund, Class 1	293,716,673	3,466,709	(133,072,899)	4,518,398	168,628,881	—	3,466,709	170,145,097

Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1	54,259,753	—	(2,766,761)	(25,389)	51,467,603	—	—	51,038,792

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	90,426,836	—	(111,396,259)	49,232,996	28,263,573	—	—	36,397,933

Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	12,458,627	166,279	(2,369,256)	(114,739)	10,140,911	—	166,279	9,511,213

Columbia Variable Portfolio — Emerging Markets Fund, Class 1	29,853,362	28,326,195	—	—	58,179,557	1,551,196	—	59,950,874

Columbia Variable Portfolio — Global Bond Fund, Class 1	25,288,875	—	(24,377,245)	(911,630)	—	—	—	—

Columbia Variable Portfolio — Income Opportunities Fund, Class 1	33,109,401	857,831	(27,817,420)	2,631,744	8,781,556	75,018	782,813	8,551,749

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	216,087,764	355,795,569	(18,172,362)	(1,576,277)	552,134,694	1,615,476	7,782,093	532,358,621

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	32,953,960	31,903,001	(3,061,518)	982,724	62,778,167	—	—	78,740,490

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	52,265,658	94,005,000	(892,037)	239,241	145,617,862	—	—	156,645,815

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	331,245,731	5,616,489	(228,731,154)	1,275,305	109,406,371	—	5,616,488	101,468,846

Columbia Variable Portfolio — Mid Cap Growth Fund, Class 1	2,807,090	—	(3,226,928)	419,838	—	—	—	—

Columbia Variable Portfolio — Mid Cap Value Fund, Class 1	17,454,775	—	(19,390,655)	1,935,880	—	—	—	—

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	26,398,858	—	(23,058,037)	10,480,022	13,820,843	—	—	18,832,898

Columbia Variable Portfolio — Strategic Income Fund, Class 1	73,178,953	—	(62,918,901)	(1,712,295)	8,547,757	—	—	8,721,899

Columbia Variable Portfolio — U.S. Equities Fund, Class 1	10,931,798	15,598,000	(5,138,063)	411,682	21,803,417	—	—	21,850,281

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	224,447,357	5,061,614	(73,938,652)	2,778,597	158,348,916	363,106	4,698,508	158,536,493

Variable Portfolio — American Century Diversified Bond Fund, Class 1	453,021,339	78,728,519	(18,560,737)	1,425,275	514,614,396	2,248,577	11,479,942	512,704,837

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	28,626,138	4,415,710	(5,392,480)	585,793	28,235,161	—	4,415,710	25,356,820

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	138,307,826	—	(142,394,774)	4,086,948	—	—	—	—

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	24,035,893	491,044	(24,213,607)	4,777,029	5,090,359	366,919	124,125	4,578,651

Variable Portfolio — DFA International Value Fund, Class 1	56,647,271	40,569,993	(1,085,385)	230,423	96,362,302	1,977,018	1,131,975	100,680,004

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	33,076,086	1,917,230	(21,661,206)	(264,367)	13,067,743	—	1,917,230	10,999,829

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	2,889,759	—	(2,421,511)	(468,248)	—	—	—	—

Variable Portfolio — Holland Large Cap Growth Fund, Class 1	46,541,858	—	(7,799,045)	3,885,621	42,628,434	—	—	73,276,558

Variable Portfolio — Invesco International Growth Fund, Class 1	101,937,190	6,438,984	(17,672,385)	4,834,959	95,538,748	5,555,174	883,809	102,995,921

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	413,704,194	122,584,224	(35,916,581)	2,845,450	503,217,287	1,336,328	9,413,653	500,784,676

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	23,697,514	—	(11,892,591)	1,840,282	13,645,205	—	—	15,994,843

Variable Portfolio — Loomis Sayles Growth Fund, Class 1	60,470,445	27,543,000	(778,466)	410,006	87,644,985	—	—	119,022,396

Variable Portfolio — MFS Value Fund, Class 1	70,226,665	—	(16,891,426)	8,665,022	62,000,261	—	—	112,983,152

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	7,430,014	1,898,476	(8,097,609)	(1,230,881)	—	1,821,681	76,795	—

Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	11,167,496	1,755,136	(2,169,481)	(44,046)	10,709,105	1,176,841	578,295	8,476,011

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — NFJ Dividend Value Fund, Class 1	57,915,497	—	(5,870,466)	2,948,600	54,993,631	—	—	97,847,081

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	47,898,424	—	(2,947,947)	1,208,276	46,158,753	—	—	77,454,870

Variable Portfolio — Partners Small Cap Growth Fund, Class 1	16,294,343	—	(4,338,962)	2,250,576	14,205,957	—	—	24,722,675

Variable Portfolio — Partners Small Cap Value Fund, Class 1	33,301,205	—	(13,072,761)	4,914,748	25,143,192	—	—	41,445,693

Variable Portfolio — Pyramis® International Equity Fund, Class 1	88,176,680	12,621,003	(1,085,386)	245,530	99,957,827	3,110,854	1,443,149	108,339,054

Variable Portfolio — Pyrford International Equity Fund, Class 1	84,678,740	1,453,241	(2,170,771)	95,864	84,057,074	—	1,453,241	87,102,135

Variable Portfolio — Sit Dividend Growth Fund, Class 1	59,683,845	—	(16,723,465)	7,743,328	50,703,708	—	—	81,856,651

Variable Portfolio — TCW Core Plus Bond Fund, Class 1	338,951,630	53,327,283	(5,543,853)	172,958	386,908,018	170,478	3,156,806	386,884,632

Variable Portfolio — Victory Established Value Fund, Class 1	28,201,493	—	(22,222,591)	4,556,039	10,534,941	—	—	12,552,131

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	331,589,518	2,195,030	(116,773,139)	2,118,961	219,130,370	—	2,195,030	216,983,386

Total	4,177,140,678	990,295,458	(1,262,254,113)	132,981,631	4,038,163,654	21,368,666	60,784,588	4,340,579,799

(b)	Non-income producing investment.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2015.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Equity Funds	1,548,987,944	—	—	1,548,987,944

Fixed-Income Funds	2,617,651,278	—	—	2,617,651,278

Alternative Investment Funds	76,444,500	—	—	76,444,500

Money Market Funds	97,496,077	—	—	97,496,077

Total Investments	4,340,579,799	—	—	4,340,579,799

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	23

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio – Moderate Portfolio

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 51.7%
	Shares	Value ($)
GLOBAL REAL ESTATE 0.5%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1(a)	11,465,682	100,095,404

INTERNATIONAL 14.6%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	27,873,541	437,335,858

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	8,608,163	102,523,228

Variable Portfolio — DFA International Value Fund, Class 1(a)	62,283,456	642,142,431

Variable Portfolio — Invesco International Growth Fund, Class 1(a)	60,454,324	730,892,776

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	66,284,807	751,006,864

Variable Portfolio — Pyrford International Equity Fund, Class 1(a)	47,576,063	490,984,970

Total		3,154,886,127

U.S. LARGE CAP 31.3%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	51,657,547	862,164,468

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	38,961,551	501,045,549

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	25,378,860	925,820,828

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	12,484,557	226,719,559

Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	28,578,983	554,146,472

Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	41,211,652	795,796,996

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	46,884,304	888,926,409

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	47,031,286	865,845,970

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	28,374,734	577,709,580

Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	34,367,504	533,383,659

Total		6,731,559,490

U.S. MID CAP 1.0%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	5,897,173	116,587,099

Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	4,822,243	93,021,072

Total		209,608,171

Equity Funds (continued)
	Shares	Value ($)
U.S. SMALL CAP 4.3%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1(a)(b)	18,357,667	359,443,113

Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	7,151,150	142,593,937

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	18,487,257	426,316,150

Total		928,353,200

Total Equity Funds
(Cost: $8,296,592,937)		11,124,502,392

Fixed-Income Funds 46.5%
EMERGING MARKETS 0.2%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	5,914,545	53,408,343

FLOATING RATE 0.3%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	6,839,107	55,054,813

HIGH YIELD 0.2%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	5,602,179	46,890,240

INVESTMENT GRADE 45.6%
Columbia Variable Portfolio — Core Bond Fund, Class 1(a)	93,845,618	917,810,143

Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	214,148,993	2,154,338,870

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	43,116,810	415,214,882

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	63,369,838	660,947,406

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	189,950,087	2,038,164,439

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	136,473,392	1,467,088,961

Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	137,418,509	1,425,029,939

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	73,136,481	741,603,917

Total		9,820,198,557

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2015 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)
MULTISECTOR 0.2%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	5,448,539	48,818,910

Total Fixed-Income Funds
(Cost: $10,104,173,830)		10,024,370,863

Alternative Investment Funds 1.7%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	4,246,612	30,915,333

Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1(a)(b)	17,590,230	172,032,445

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	17,449,759	157,047,836

Total Alternative Investment Funds
(Cost: $388,760,360)		359,995,614

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(a)(c)	29,882,377	29,882,377

Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.010%(a)(c)	17,040	17,040

Total Money Market Funds
(Cost: $29,899,417)		29,899,417

Total Investments
(Cost: $18,819,426,544)		21,538,768,286

Other Assets & Liabilities, Net		(296,141)

Net Assets		21,538,472,145

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	30,261,825	(379,448)	—	29,882,377	—	5,506	29,882,377

Columbia Variable Portfolio — Cash Management Fund, Class 1	17,039	1	—	—	17,040	—	—	17,040

Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	48,239,336	—	(5,529,985)	(2,043,503)	40,665,848	—	—	30,915,333

Columbia Variable Portfolio — Contrarian Core Fund, Class 1	641,636,351	839,583	(61,855,126)	25,253,520	605,874,328	—	—	862,164,468

Columbia Variable Portfolio — Core Bond Fund, Class 1	957,973,617	18,662,293	(65,686,660)	800,541	911,749,791	—	18,662,293	917,810,143

Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1	182,297,218	—	(8,486,803)	(112,699)	173,697,716	—	—	172,032,445

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	446,969,320	—	(817,146,668)	370,177,348	—	—	—	—

Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	123,891,737	1,768,108	(63,473,059)	(3,479,949)	58,706,837	—	1,768,108	53,408,343

Columbia Variable Portfolio — Emerging Markets Fund, Class 1	260,435,915	155,668,825	—	—	416,104,740	11,315,825	—	437,335,858

Columbia Variable Portfolio — Global Bond Fund, Class 1	107,640,070	—	(96,626,368)	(11,013,702)	—	—	—	—

Columbia Variable Portfolio — Income Opportunities Fund, Class 1	350,744,340	4,703,585	(292,514,551)	(16,547,156)	46,386,218	411,333	4,292,253	46,890,240

Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	867,385,635	1,408,899,528	(42,486,128)	(2,896,537)	2,230,902,498	6,533,678	31,474,128	2,154,338,870

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	264,464,180	115,123,000	(15,156,215)	4,975,623	369,406,588	—	—	501,045,549

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	25

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	321,883,580	531,255,583	(4,096,247)	1,305,688	850,348,604	—	—	925,820,828

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	1,138,420,338	22,999,120	(722,821,000)	8,665,542	447,264,000	—	22,999,121	415,214,882

Columbia Variable Portfolio — Mid Cap Growth Fund, Class 1	30,082,193	—	(43,387,779)	13,305,586	—	—	—	—

Columbia Variable Portfolio — Mid Cap Value Fund, Class 1	78,424,066	—	(147,661,359)	69,237,293	—	—	—	—

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	154,843,292	—	(47,416,246)	21,031,649	128,458,695	—	—	226,719,559

Columbia Variable Portfolio — Strategic Income Fund, Class 1	363,856,365	23,833	(330,466,551)	15,250,242	48,663,889	—	—	48,818,910

Columbia Variable Portfolio — U.S. Equities Fund, Class 1	43,811,198	308,642,000	(18,930,225)	9,774,750	343,297,723	—	—	359,443,113

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	709,475,552	21,076,974	(75,793,276)	2,755,973	657,515,223	1,510,864	19,550,222	660,947,406

Variable Portfolio — American Century Diversified Bond Fund, Class 1	1,473,646,559	569,809,487	(13,126,752)	923,160	2,031,252,454	8,935,296	45,618,498	2,038,164,439

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	182,818,282	27,348,766	(40,298,968)	4,528,716	174,396,796	—	27,348,766	157,047,836

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	565,463,539	—	(573,822,088)	8,358,549	—	—	—	—

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	193,792,097	9,441,653	(136,199,458)	32,409,361	99,443,653	8,215,898	1,225,755	102,523,228

Variable Portfolio — DFA International Value Fund, Class 1	504,018,606	120,466,491	(5,128,358)	835,660	620,192,399	12,607,519	7,727,111	642,142,431

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	231,592,706	9,595,851	(173,574,745)	(3,059,542)	64,554,270	—	9,595,851	55,054,813

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	40,410,705	—	(29,750,928)	(10,659,777)	—	—	—	—

Variable Portfolio — Holland Large Cap Growth Fund, Class 1	308,863,849	—	(33,179,805)	16,348,426	292,032,470	—	—	554,146,472

Variable Portfolio — Invesco International Growth Fund, Class 1	707,833,555	45,692,498	(122,274,357)	34,282,606	665,534,302	39,408,493	6,264,145	730,892,776

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	1,350,981,886	129,663,401	(48,016,111)	4,036,686	1,436,665,862	3,915,846	27,584,846	1,467,088,961

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	127,367,694	—	(132,239,978)	69,555,680	64,683,396	—	—	116,587,099

Variable Portfolio — Loomis Sayles Growth Fund, Class 1	239,113,158	323,579,000	(3,492,121)	1,820,137	561,020,174	—	—	795,796,996

Variable Portfolio — MFS Value Fund, Class 1	444,273,836	35,302,912	(20,082,074)	10,215,915	469,710,589	—	—	888,926,409

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	79,332,529	17,446,996	(86,131,022)	(10,648,503)	—	16,719,957	727,039	—

Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	109,468,968	20,726,849	(11,059,969)	(246,604)	118,889,244	13,897,614	6,829,235	100,095,404

Variable Portfolio — NFJ Dividend Value Fund, Class 1	414,354,878	85,007,000	—	—	499,361,878	—	—	865,845,970

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	320,092,670	—	(12,022,105)	6,497,767	314,568,332	—	—	577,709,580

Variable Portfolio — Partners Small Cap Growth Fund, Class 1	79,822,585	—	(11,059,969)	5,376,177	74,138,793	—	—	142,593,937

Variable Portfolio — Partners Small Cap Value Fund, Class 1	276,218,253	—	(57,414,191)	25,450,150	244,254,212	—	—	426,316,150

Variable Portfolio — Pyramis® International Equity Fund, Class 1	507,762,308	206,151,516	(5,128,358)	1,060,092	709,845,558	21,558,509	9,173,145	751,006,864

Variable Portfolio — Pyrford International Equity Fund, Class 1	516,104,265	8,741,326	(47,223,714)	2,030,806	479,652,683	—	8,429,326	490,984,970

Variable Portfolio — Sit Dividend Growth Fund, Class 1	383,307,649	19,861	(110,193,161)	50,268,585	323,402,934	—	—	533,383,659

Variable Portfolio — TCW Core Plus Bond Fund, Class 1	1,071,297,478	363,383,834	(13,126,752)	455,782	1,422,010,342	627,674	11,622,887	1,425,029,939

Variable Portfolio — Victory Established Value Fund, Class 1	166,457,938	—	(261,189,339)	141,103,043	46,371,642	—	—	93,021,072

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	1,089,797,844	7,535,257	(355,606,065)	6,775,410	748,502,446	—	7,495,535	741,603,917

Total	18,476,685,179	4,599,836,956	(5,161,254,082)	904,158,491	18,819,426,544	145,658,506	268,393,770	21,538,768,286

(b)	Non-income producing investment.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2015.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	27

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Equity Funds	11,124,502,392	—	—	11,124,502,392

Fixed-Income Funds	10,024,370,863	—	—	10,024,370,863

Alternative Investment Funds	359,995,614	—	—	359,995,614

Money Market Funds	29,899,417	—	—	29,899,417

Total Investments	21,538,768,286	—	—	21,538,768,286

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 66.6%
	Shares	Value ($)
GLOBAL REAL ESTATE 0.5%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1(a)	5,945,067	51,900,430

INTERNATIONAL 20.1%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	24,059,300	377,490,414

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	9,826,489	117,033,489

Variable Portfolio — DFA International Value Fund, Class 1(a)	40,256,480	415,044,304

Variable Portfolio — Invesco International Growth Fund, Class 1(a)	40,040,810	484,093,390

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	44,478,124	503,937,150

Variable Portfolio — Pyrford International Equity Fund, Class 1(a)	29,524,928	304,697,258

Total		2,202,296,005

U.S. LARGE CAP 40.8%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	37,926,262	632,989,308

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	21,975,925	282,610,399

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	15,925,941	580,978,319

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	8,261,756	150,033,490

Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	17,015,990	329,940,049

Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	25,779,396	497,800,137

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	31,164,836	590,885,289

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	30,852,295	567,990,745

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	21,871,319	445,300,049

Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	25,676,744	398,503,075

Total		4,477,030,860

U.S. MID CAP 1.2%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	3,733,473	73,810,758

Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	3,069,266	59,206,145

Total		133,016,903

U.S. SMALL CAP 4.0%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1(a)(b)	4,841,762	94,801,709

Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	4,940,064	98,504,880

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	10,910,880	251,604,881

Total		444,911,470

Total Equity Funds
(Cost: $5,404,013,346)		7,309,155,668

Fixed-Income Funds 31.9%
EMERGING MARKETS 0.2%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	2,042,288	18,441,863

FLOATING RATE 0.2%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	2,371,272	19,088,742

HIGH YIELD 0.1%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	1,880,678	15,741,276

INVESTMENT GRADE 30.8%
Columbia Variable Portfolio — Core Bond Fund, Class 1(a)	24,761,386	242,166,358

Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	85,170,029	856,810,487

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	15,047,818	144,910,482

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	22,180,610	231,343,762

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	71,452,962	766,690,287

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	54,298,307	583,706,798

Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	42,802,726	443,864,266

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	29

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2015 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	10,578,088	107,261,817

Total		3,376,754,257

MULTISECTOR 0.6%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	7,368,671	66,023,289

Total Fixed-Income Funds
(Cost: $3,569,879,297)		3,496,049,427

Alternative Investment Funds 1.4%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	2,094,575	15,248,510

Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1(a)(b)	6,251,657	61,141,204

Alternative Investment Funds (continued)
	Shares	Value ($)
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	8,894,871	80,053,838

Total Alternative Investment Funds
(Cost: $170,765,851)		156,443,552

Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 0.118% (a)(c)	8,998,314	8,998,314

Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.010%(a)(c)	997	997

Total Money Market Funds
(Cost: $8,999,311)		8,999,311

Total Investments
(Cost: $9,153,657,805)		10,970,647,958

Other Assets & Liabilities, Net		(186,462)

Net Assets		10,970,461,496

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	23,768,873	(14,770,559)	—	8,998,314	—	1,747	8,998,314

Columbia Variable Portfolio — Cash Management Fund, Class 1	997	—	—	—	997	—	—	997

Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	23,945,662	—	(2,869,541)	(1,051,916)	20,024,205	—	—	15,248,510

Columbia Variable Portfolio — Contrarian Core Fund, Class 1	469,528,396	273,000	(43,910,516)	18,086,589	443,977,469	—	—	632,989,308

Columbia Variable Portfolio — Core Bond Fund, Class 1	56,906,200	208,116,513	(18,709,573)	658,317	246,971,457	—	4,940,513	242,166,358

Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1	66,863,365	—	(4,703,363)	(60,395)	62,099,607	—	—	61,141,204

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	307,515,593	—	(553,876,960)	246,361,367	—	—	—	—

Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	55,757,429	813,249	(33,633,074)	(2,346,531)	20,591,073	—	813,249	18,441,863

Columbia Variable Portfolio — Emerging Markets Fund, Class 1	174,387,583	192,802,357	—	—	367,189,940	9,767,357	—	377,490,414

Columbia Variable Portfolio — Global Bond Fund, Class 1	51,852,701	—	(49,391,825)	(2,460,876)	—	—	—	—

Columbia Variable Portfolio — Income Opportunities Fund, Class 1	155,919,782	1,579,016	(136,730,427)	(4,715,047)	16,053,324	138,086	1,440,930	15,741,276

Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	439,475,891	465,368,682	(15,840,032)	(925,903)	888,078,638	2,599,643	12,523,039	856,810,487

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	143,638,689	83,016,000	(14,908,864)	4,763,904	216,509,729	—	—	282,610,399

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	241,613,106	277,891,000	(3,049,516)	812,442	517,267,032	—	—	580,978,319

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	431,906,995	8,024,131	(284,496,219)	350,568	155,785,475	—	8,024,131	144,910,482

Columbia Variable Portfolio — Mid Cap Growth Fund, Class 1	10,116,588	—	(12,930,327)	2,813,739	—	—	—	—

Columbia Variable Portfolio — Mid Cap Value Fund, Class 1	32,311,022	—	(59,429,175)	27,118,153	—	—	—	—

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	126,061,688	—	(71,257,705)	32,100,402	86,904,385	—	—	150,033,490

Columbia Variable Portfolio — Strategic Income Fund, Class 1	206,847,860	—	(149,278,427)	8,866,719	66,436,152	—	—	66,023,289

Columbia Variable Portfolio — U.S. Equities Fund, Class 1	20,332,288	77,954,000	(13,588,293)	5,657,116	90,355,111	—	—	94,801,709

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	309,274,214	7,374,325	(89,102,359)	3,222,604	230,768,784	529,014	6,845,311	231,343,762

Variable Portfolio — American Century Diversified Bond Fund, Class 1	482,420,271	301,169,612	(4,728,638)	330,842	779,192,087	3,361,002	17,159,350	766,690,287

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	122,190,791	13,940,808	(52,704,080)	5,214,520	88,642,039	—	13,940,808	80,053,838

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	171,312,557	—	(177,266,415)	5,953,858	—	—	—	—

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	124,876,755	10,250,823	(24,103,404)	6,655,427	117,679,601	9,378,706	872,117	117,033,489

Variable Portfolio — DFA International Value Fund, Class 1	381,483,367	13,467,818	(3,285,286)	532,096	392,197,995	8,150,356	5,233,463	415,044,304

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	103,299,388	3,327,097	(82,428,806)	(1,841,283)	22,356,396	—	3,327,097	19,088,742

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	10,946,226	—	(8,689,425)	(2,256,801)	—	—	—	—

Variable Portfolio — Holland Large Cap Growth Fund, Class 1	198,536,639	—	(38,014,063)	18,863,093	179,385,669	—	—	329,940,049

Variable Portfolio — Invesco International Growth Fund, Class 1	475,601,926	30,309,013	(102,658,607)	28,778,370	432,030,702	26,115,578	4,193,434	484,093,390

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	452,321,496	156,532,395	(17,028,119)	984,754	592,810,526	1,557,900	10,974,494	583,706,798

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	58,324,072	—	(34,598,073)	17,943,308	41,669,307	—	—	73,810,758

Variable Portfolio — Loomis Sayles Growth Fund, Class 1	198,239,152	106,846,000	(1,800,505)	937,786	304,222,433	—	—	497,800,137

Variable Portfolio — MFS Value Fund, Class 1	304,946,055	13,690,000	(13,278,665)	6,813,948	312,171,338	—	—	590,885,289

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	17,429,519	2,212,504	(15,578,757)	(4,063,266)	—	2,110,529	101,975	—

Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	61,782,587	10,747,071	(8,608,620)	(56,578)	63,864,460	7,206,047	3,541,024	51,900,430

Variable Portfolio — NFJ Dividend Value Fund, Class 1	277,159,812	63,778,000	(7,539,585)	3,745,198	337,143,425	—	—	567,990,745

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	248,914,308	—	(7,539,584)	4,050,506	245,425,230	—	—	445,300,049

Variable Portfolio — Partners Small Cap Growth Fund, Class 1	57,805,858	—	(8,608,620)	4,193,159	53,390,397	—	—	98,504,880

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	31

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — Partners Small Cap Value Fund, Class 1	172,190,538	—	(44,900,211)	20,417,656	147,707,983	—	—	251,604,881

Variable Portfolio — Pyramis® International Equity Fund, Class 1	343,083,977	134,306,637	(4,106,606)	845,737	474,129,745	14,473,315	6,061,321	503,937,150

Variable Portfolio — Pyrford International Equity Fund, Class 1	199,208,169	109,055,175	(4,106,607)	169,355	304,326,092	—	4,342,175	304,697,258

Variable Portfolio — Sit Dividend Growth Fund, Class 1	269,666,214	—	(53,760,505)	24,867,113	240,772,822	—	—	398,503,075

Variable Portfolio — TCW Core Plus Bond Fund, Class 1	333,897,859	113,816,684	(4,728,638)	166,487	443,152,392	195,553	3,621,131	443,864,266

Variable Portfolio — Victory Established Value Fund, Class 1	76,042,417	—	(88,055,794)	47,705,858	35,692,481	—	—	59,206,145

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	481,391,927	1,080,349	(377,944,725)	3,155,442	107,682,993	—	1,080,349	107,261,817

Total	8,947,327,929	2,431,511,132	(2,758,539,093)	533,357,837	9,153,657,805	85,583,086	109,037,658	10,970,647,958

(b)	Non-income producing investment.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2015.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Equity Funds	7,309,155,668	—	—	7,309,155,668

Fixed-Income Funds	3,496,049,427	—	—	3,496,049,427

Alternative Investment Funds	156,443,552	—	—	156,443,552

Money Market Funds	8,999,311	—	—	8,999,311

Total Investments	10,970,647,958	—	—	10,970,647,958

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	33

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio – Aggressive Portfolio

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 82.1%
	Shares	Value ($)
GLOBAL REAL ESTATE 0.8%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1(a)	2,846,916	24,853,580

INTERNATIONAL 23.9%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	5,217,373	81,860,578

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	4,834,656	57,580,750

Variable Portfolio — DFA International Value Fund, Class 1(a)	16,381,610	168,894,396

Variable Portfolio — Invesco International Growth Fund, Class 1(a)	14,485,135	175,125,288

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	17,534,910	198,670,532

Variable Portfolio — Pyrford International Equity Fund, Class 1(a)	8,738,588	90,182,229

Total		772,313,773

U.S. LARGE CAP 50.4%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	12,496,855	208,572,512

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	8,662,769	111,403,207

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	6,228,019	227,198,122

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	8,933,365	162,229,911

Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	5,112,716	99,135,555

Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	11,039,876	213,180,000

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	7,169,656	135,936,684

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	10,993,129	202,383,503

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	7,505,445	152,810,870

Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	7,316,066	113,545,342

Total		1,626,395,706

U.S. MID CAP 1.5%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	1,364,723	26,980,575

Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	1,111,654	21,443,811

Total		48,424,386

Equity Funds (continued)
	Shares	Value ($)
U.S. SMALL CAP 5.5%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1(a)(b)	4,643,888	90,927,327

Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	1,379,346	27,504,148

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	2,484,138	57,284,222

Total		175,715,697

Total Equity Funds
(Cost: $2,067,898,051)		2,647,703,142

Fixed-Income Funds 16.8%
EMERGING MARKETS 0.1%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	515,741	4,657,138

FLOATING RATE 0.2%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	960,681	7,733,479

HIGH YIELD 0.3%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	984,208	8,237,823

INVESTMENT GRADE 16.1%
Columbia Variable Portfolio — Core Bond Fund, Class 1(a)	6,685,107	65,380,348

Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	13,129,260	132,080,354

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	3,596,869	37,515,348

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	12,220,052	131,121,161

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	8,257,360	88,766,616

Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	6,134,660	63,616,422

Total		518,480,249

MULTISECTOR 0.1%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	265,795	2,381,526

Total Fixed-Income Funds
(Cost: $550,592,064)		541,490,215

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2015 (Unaudited)

Alternative Investment Funds 1.0%
	Shares	Value ($)
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	999,864	7,279,008

Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1(a)(b)	836,918	8,185,062

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	1,742,023	15,678,208

Total Alternative Investment Funds
(Cost: $35,167,293)		31,142,278

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(a)(c)	5,042,382	5,042,382

Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.010%(a)(c)	993	993

Total Money Market Funds
(Cost: $5,043,375)		5,043,375

Total Investments
(Cost: $2,658,700,783)		3,225,379,010

Other Assets & Liabilities, Net		(74,974)

Net Assets		3,225,304,036

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	5,170,989	(128,607)	—	5,042,382	—	932	5,042,382

Columbia Variable Portfolio — Cash Management Fund, Class 1	993	—	—	—	993	—	—	993

Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	10,658,139	—	(734,905)	(269,973)	9,653,261	—	—	7,279,008

Columbia Variable Portfolio — Contrarian Core Fund, Class 1	155,710,957	3,331,705	(13,961,636)	5,916,475	150,997,501	—	—	208,572,512

Columbia Variable Portfolio — Core Bond Fund, Class 1	13,792,426	56,267,803	(3,609,928)	153,244	66,603,545	—	1,330,803	65,380,348

Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1	9,131,253	—	(744,785)	(7,321)	8,379,147	—	—	8,185,062

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	101,543,313	—	(178,838,528)	77,295,215	—	—	—	—

Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	6,232,355	81,620	(793,667)	(149,815)	5,370,493	—	81,619	4,657,138

Columbia Variable Portfolio — Emerging Markets Fund, Class 1	70,400,631	6,370,528	—	—	76,771,159	2,118,097	—	81,860,578

Columbia Variable Portfolio — Global Bond Fund, Class 1	15,321,971	—	(13,687,820)	(1,634,151)	—	—	—	—

Columbia Variable Portfolio — Income Opportunities Fund, Class 1	32,298,074	826,340	(27,610,300)	2,960,079	8,474,193	72,264	754,076	8,237,823

Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	76,717,327	62,711,352	(4,043,605)	(304,870)	135,080,204	401,122	1,932,291	132,080,354

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	55,085,884	35,129,000	(4,475,639)	1,431,883	87,171,128	—	—	111,403,207

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	136,855,683	62,981,183	(1,134,636)	304,648	199,006,878	—	—	227,198,122

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	46,864,480	—	(46,092,590)	(771,890)	—	—	—	—

Columbia Variable Portfolio — Mid Cap Growth Fund, Class 1	3,910,527	—	(4,870,637)	960,110	—	—	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	35

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Mid Cap Value Fund, Class 1	20,896,667	—	(35,469,163)	14,572,496	—	—	—	—

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	46,729,560	84,801,999	(801,113)	336,778	131,067,224	—	—	162,229,911

Columbia Variable Portfolio — Strategic Income Fund, Class 1	52,525,776	240,938	(50,678,300)	264,422	2,352,836	—	—	2,381,526

Columbia Variable Portfolio — U.S. Equities Fund, Class 1	19,879,182	62,080,000	(4,262,147)	2,174,600	79,871,635	—	—	90,927,327

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	26,916,186	12,707,698	(2,204,715)	110,348	37,529,517	85,565	1,107,195	37,515,348

Variable Portfolio — American Century Diversified Bond Fund, Class 1	61,853,255	72,820,903	(1,405,213)	(25,477)	133,243,468	575,202	2,936,649	131,121,161

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	41,746,819	2,730,248	(30,096,810)	2,754,628	17,134,885	—	2,730,249	15,678,208

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	23,460,734	—	(24,519,363)	1,058,629	—	—	—	—

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	54,534,984	5,026,719	(6,683,304)	1,733,401	54,611,800	4,614,345	412,375	57,580,750

Variable Portfolio — DFA International Value Fund, Class 1	158,897,208	6,684,680	(1,634,553)	226,542	164,173,877	3,319,157	2,129,216	168,894,396

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	19,727,662	1,347,918	(11,743,271)	(278,632)	9,053,677	—	1,347,917	7,733,479

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	6,934,024	—	(5,114,105)	(1,819,919)	—	—	—	—

Variable Portfolio — Holland Large Cap Growth Fund, Class 1	69,607,861	—	(26,755,134)	13,350,621	56,203,348	—	—	99,135,555

Variable Portfolio — Invesco International Growth Fund, Class 1	179,393,520	11,458,057	(40,201,553)	11,221,092	161,871,116	9,452,545	1,523,635	175,125,288

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	45,236,779	47,659,409	(3,609,928)	141,772	89,428,032	237,116	1,670,343	88,766,616

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	27,379,600	—	(26,152,671)	13,749,578	14,976,507	—	—	26,980,575

Variable Portfolio — Loomis Sayles Growth Fund, Class 1	70,599,100	74,835,000	(667,047)	347,961	145,115,014	—	—	213,180,000

Variable Portfolio — MFS Value Fund, Class 1	113,034,654	—	(71,330,572)	37,330,448	79,034,530	—	—	135,936,684

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	10,292,514	2,099,861	(10,495,410)	(1,896,965)	—	2,010,691	89,171	—

Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	27,254,618	5,146,454	(1,469,810)	8,907	30,940,169	3,450,762	1,695,692	24,853,580

Variable Portfolio — NFJ Dividend Value Fund, Class 1	99,894,104	22,973,999	(2,136,857)	1,063,811	121,795,057	—	—	202,383,503

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	100,484,206	—	(26,581,857)	14,463,617	88,365,966	—	—	152,810,870

Variable Portfolio — Partners Small Cap Growth Fund, Class 1	17,452,992	—	(2,939,620)	1,439,293	15,952,665	—	—	27,504,148

Variable Portfolio — Partners Small Cap Value Fund, Class 1	42,481,387	—	(12,212,642)	5,555,310	35,824,055	—	—	57,284,222

Variable Portfolio — Pyramis® International Equity Fund, Class 1	118,367,953	73,586,439	(1,634,553)	338,262	190,658,101	5,707,644	2,255,918	198,670,532

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — Pyrford International Equity Fund, Class 1	36,286,554	55,616,214	(300,458)	15,956	91,618,266	—	1,115,783	90,182,229

Variable Portfolio — Sit Dividend Growth Fund, Class 1	105,841,436	481,878	(48,736,047)	22,569,612	80,156,879	—	—	113,545,342

Variable Portfolio — TCW Core Plus Bond Fund, Class 1	60,268,532	4,547,987	(1,405,213)	44,793	63,456,099	28,077	519,909	63,616,422

Variable Portfolio — Victory Established Value Fund, Class 1	33,850,927	—	(48,263,670)	26,127,919	11,715,176	—	—	21,443,811

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	43,635,886	—	(43,830,499)	194,613	—	—	—	—

Total	2,469,988,693	779,716,921	(844,062,881)	253,058,050	2,658,700,783	32,072,587	23,633,773	3,225,379,010

(b)	Non-income producing investment.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2015.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	37

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Equity Funds	2,647,703,142	—	—	2,647,703,142

Fixed-Income Funds	541,490,215	—	—	541,490,215

Alternative Investment Funds	31,142,278	—	—	31,142,278

Money Market Funds	5,043,375	—	—	5,043,375

Total Investments	3,225,379,010	—	—	3,225,379,010

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Assets

Investments in affiliated funds, at value

(identified cost $1,517,502,554, $4,038,163,654, $18,819,426,544)	$1,539,031,999	$4,340,579,799	$21,538,768,286

Receivable for:

Affiliated investments sold	2,620,390	8,046,778	29,640,327

Dividends from affiliated funds	101	265	2,905

Total assets	1,541,652,490	4,348,626,842	21,568,411,518

Liabilities

Payable for:

Capital shares purchased	2,251,884	7,003,671	24,465,332

Distribution and/or service fees	341,212	965,846	4,791,690

Administration fees	27,295	77,261	383,304

Compensation of board members	36,377	68,811	243,087

Other expenses	21,579	30,527	55,960

Total liabilities	2,678,347	8,146,116	29,939,373

Net assets applicable to outstanding capital stock	$1,538,974,143	$4,340,480,726	$21,538,472,145

Represented by

Trust capital	$1,538,974,143	$4,340,480,726	$21,538,472,145

Total — representing net assets applicable to outstanding capital stock	$1,538,974,143	$4,340,480,726	$21,538,472,145

Class 2

Net assets	$582,689,456	$1,658,844,783	$8,034,601,907

Shares outstanding	46,191,540	122,556,763	552,853,429

Net asset value per share	$12.61	$13.54	$14.53

Class 4

Net assets	$956,284,687	$2,681,635,943	$13,503,870,238

Shares outstanding	75,832,855	197,747,326	927,977,294

Net asset value per share	$12.61	$13.56	$14.55

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	39

PORTFOLIO NAVIGATOR FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Assets

Investments in affiliated funds, at value

(identified cost $9,153,657,805, $2,658,700,783)	$10,970,647,958	$3,225,379,010

Receivable for:

Affiliated investments sold	14,898,309	4,790,537

Dividends from affiliated funds	974	490

Total assets	10,985,547,241	3,230,170,037

Liabilities

Payable for:

Capital shares purchased	12,255,834	4,011,928

Distribution and/or service fees	2,446,751	720,939

Administration fees	195,724	57,670

Compensation of board members	141,058	49,654

Other expenses	46,378	25,810

Total liabilities	15,085,745	4,866,001

Net assets applicable to outstanding capital stock	$10,970,461,496	$3,225,304,036

Represented by

Trust capital	$10,970,461,496	$3,225,304,036

Total — representing net assets applicable to outstanding capital stock	$10,970,461,496	$3,225,304,036

Class 2

Net assets	$4,920,954,762	$1,470,357,826

Shares outstanding	319,604,266	90,642,268

Net asset value per share	$15.40	$16.22

Class 4

Net assets	$6,049,506,734	$1,754,946,210

Shares outstanding	392,287,842	108,013,718

Net asset value per share	$15.42	$16.25

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Net investment income

Income:

Dividends — affiliated issuers	$23,420,957	$60,784,588	$268,393,770

Total income	23,420,957	60,784,588	268,393,770

Expenses:

Distribution and/or service fees

Class 2	752,295	2,123,043	10,105,892

Class 4	1,254,207	3,503,563	17,342,475

Administration fees	160,507	450,092	2,195,693

Compensation of board members	15,949	34,866	143,473

Custodian fees	8,258	10,819	11,017

Printing and postage fees	24,391	61,747	273,360

Professional fees	14,648	23,881	76,082

Other	11,670	28,222	113,262

Total expenses	2,241,925	6,236,233	30,261,254

Net investment income	21,179,032	54,548,355	238,132,516

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Sales of underlying affiliated funds	26,842,092	132,981,631	904,158,491

Capital gain distributions from underlying affiliated funds	5,910,420	21,368,666	145,658,506

Net realized gain	32,752,512	154,350,297	1,049,816,997

Net change in unrealized appreciation (depreciation) on:

Investments — affiliated issuers	(42,310,084)	(158,108,537)	(953,897,174)

Net change in unrealized depreciation	(42,310,084)	(158,108,537)	(953,897,174)

Net realized and unrealized gain (loss)	(9,557,572)	(3,758,240)	95,919,823

Net increase in net assets resulting from operations	$11,621,460	$50,790,115	$334,052,339

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	41

PORTFOLIO NAVIGATOR FUNDS

STATEMENT OF OPERATIONS (continued)

Six Months Ended June 30, 2015 (Unaudited)

	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Net investment income

Income:

Dividends — affiliated issuers	$109,037,658	$23,633,773

Total income	109,037,658	23,633,773

Expenses:

Distribution and/or service fees

Class 2	6,186,148	1,831,882

Class 4	7,801,295	2,255,765

Administration fees	1,118,906	326,986

Compensation of board members	76,484	25,654

Custodian fees	11,524	10,616

Printing and postage fees	147,382	43,071

Professional fees	43,122	19,788

Other	63,507	20,335

Total expenses	15,448,368	4,534,097

Net investment income	93,589,290	19,099,676

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Sales of underlying affiliated funds	533,357,837	253,058,050

Capital gain distributions from underlying affiliated funds	85,583,086	32,072,587

Net realized gain	618,940,923	285,130,637

Net change in unrealized appreciation (depreciation) on:

Investments — affiliated issuers	(499,335,416)	(226,345,385)

Net change in unrealized depreciation	(499,335,416)	(226,345,385)

Net realized and unrealized gain (loss)	119,605,507	58,785,252

Net increase in net assets resulting from operations	$213,194,797	$77,884,928

The accompanying Notes to Financial Statements are an integral part of this statement.

42	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Variable Portfolio – Conservative Portfolio		Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$21,179,032	$17,809,350	$54,548,355	$43,405,764

Net realized gain	32,752,512	68,557,435	154,350,297	234,367,685

Net change in unrealized appreciation (depreciation)	(42,310,084)	(5,101,465)	(158,108,537)	(41,408,077)

Net increase in net assets resulting from operations	11,621,460	81,265,320	50,790,115	236,365,372

Decrease in net assets from capital stock activity	(154,143,387)	(658,230,731)	(347,877,829)	(1,137,224,095)

Total decrease in net assets	(142,521,927)	(576,965,411)	(297,087,714)	(900,858,723)

Net assets at beginning of period	1,681,496,070	2,258,461,481	4,637,568,440	5,538,427,163

Net assets at end of period	$1,538,974,143	$1,681,496,070	$4,340,480,726	$4,637,568,440

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	43

PORTFOLIO NAVIGATOR FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio – Moderate Portfolio		Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$238,132,516	$173,880,550	$93,589,290	$74,913,976

Net realized gain	1,049,816,997	915,967,455	618,940,923	973,447,701

Net change in unrealized appreciation (depreciation)	(953,897,174)	34,757,161	(499,335,416)	(433,467,384)

Net increase in net assets resulting from operations	334,052,339	1,124,605,166	213,194,797	614,894,293

Decrease in net assets from capital stock activity	(945,215,089)	(2,410,706,866)	(506,206,088)	(2,836,311,832)

Total decrease in net assets	(611,162,750)	(1,286,101,700)	(293,011,291)	(2,221,417,539)

Net assets at beginning of period	22,149,634,895	23,435,736,595	11,263,472,787	13,484,890,326

Net assets at end of period	$21,538,472,145	$22,149,634,895	$10,970,461,496	$11,263,472,787

The accompanying Notes to Financial Statements are an integral part of this statement.

44	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio – Aggressive Portfolio
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$19,099,676	$14,890,121

Net realized gain	285,130,637	324,358,367

Net change in unrealized appreciation (depreciation)	(226,345,385)	(153,399,810)

Net increase in net assets resulting from operations	77,884,928	185,848,678

Decrease in net assets from capital stock activity	(115,517,353)	(704,705,422)

Total decrease in net assets	(37,632,425)	(518,856,744)

Net assets at beginning of period	3,262,936,461	3,781,793,205

Net assets at end of period	$3,225,304,036	$3,262,936,461

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	45

PORTFOLIO NAVIGATOR FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio – Conservative Portfolio				Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 2 shares

Subscriptions	754,999	9,605,080	2,812,744	34,703,670	857,467	11,710,841	1,606,412	21,045,276

Redemptions	(4,310,539)	(54,708,427)	(18,614,052)	(227,843,820)	(7,506,321)	(102,093,375)	(26,381,215)	(344,690,496)

Net decrease	(3,555,540)	(45,103,347)	(15,801,308)	(193,140,150)	(6,648,854)	(90,382,534)	(24,774,803)	(323,645,220)

Class 4 shares

Subscriptions	876,357	11,144,829	1,721,631	21,264,977	198,980	2,708,608	606,859	7,957,362

Redemptions	(9,476,443)	(120,184,869)	(39,711,845)	(486,355,558)	(19,078,516)	(260,203,903)	(62,782,376)	(821,536,237)

Net decrease	(8,600,086)	(109,040,040)	(37,990,214)	(465,090,581)	(18,879,536)	(257,495,295)	(62,175,517)	(813,578,875)

Total net decrease	(12,155,626)	(154,143,387)	(53,791,522)	(658,230,731)	(25,528,390)	(347,877,829)	(86,950,320)	(1,137,224,095)

The accompanying Notes to Financial Statements are an integral part of this statement.

46	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio – Moderate Portfolio				Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 2 shares

Subscriptions	2,337,275	34,122,544	6,704,362	93,595,206	2,449,881	37,676,661	3,252,588	47,808,649

Redemptions	(12,362,356)	(180,397,919)	(36,669,829)	(512,913,486)	(7,807,068)	(120,743,902)	(28,190,761)	(414,310,565)

Net decrease	(10,025,081)	(146,275,375)	(29,965,467)	(419,318,280)	(5,357,187)	(83,067,241)	(24,938,173)	(366,501,916)

Class 4 shares

Subscriptions	157,272	2,284,408	2,030,279	28,340,863	412,401	6,353,626	509,386	7,463,705

Redemptions	(54,772,720)	(801,224,122)	(144,286,494)	(2,019,729,449)	(27,741,049)	(429,492,473)	(168,624,909)	(2,477,273,621)

Net decrease	(54,615,448)	(798,939,714)	(142,256,215)	(1,991,388,586)	(27,328,648)	(423,138,847)	(168,115,523)	(2,469,809,916)

Total net decrease	(64,640,529)	(945,215,089)	(172,221,682)	(2,410,706,866)	(32,685,835)	(506,206,088)	(193,053,696)	(2,836,311,832)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	47

PORTFOLIO NAVIGATOR FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio – Aggressive Portfolio
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 2 shares

Subscriptions	2,289,708	37,337,400	4,655,993	71,530,742

Redemptions	(2,488,783)	(40,625,148)	(7,345,546)	(113,224,116)

Net decrease	(199,075)	(3,287,748)	(2,689,553)	(41,693,374)

Class 4 shares

Subscriptions	482,605	7,832,048	584,964	8,906,996

Redemptions	(7,359,284)	(120,061,653)	(43,750,131)	(671,919,044)

Net decrease	(6,876,679)	(112,229,605)	(43,165,167)	(663,012,048)

Total net decrease	(7,075,754)	(115,517,353)	(45,854,720)	(704,705,422)

The accompanying Notes to Financial Statements are an integral part of this statement.

48	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio – Conservative Portfolio

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.53		$12.02	$11.65	$10.86	$10.52	$9.93

Income from investment operations:

Net investment income	0.17		0.12	0.16	0.22	0.18	0.04

Net realized and unrealized gain (loss)	(0.09)		0.39	0.21	0.57	0.16	0.55

Total from investment operations	0.08		0.51	0.37	0.79	0.34	0.59

Net asset value, end of period	$12.61		$12.53	$12.02	$11.65	$10.86	$10.52

Total return	0.64%		4.24%	3.18%	7.27%	3.23%	5.94%

Ratios to average net assets(b)

Total gross expenses	0.28	%(c)	0.28%	0.28%	0.27%	0.27%	0.28	%(c)

Total net expenses(d)	0.28	%(c)	0.28%	0.28%	0.27%	0.27%	0.28	%(c)

Net investment income	2.67	%(c)	0.93%	1.32%	1.92%	1.73%	0.55	%(c)

Supplemental data

Net assets, end of period (in thousands)	$582,689		$623,543	$787,736	$1,113,897	$747,744	$237,556

Portfolio turnover	24%		20%	34%	10%	14%	28%

Notes to Financial Highlights

(a)	Based on operations from May 7, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	49

PORTFOLIO NAVIGATOR FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Conservative Portfolio

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 4	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.53		$12.01	$11.65	$10.86	$10.52	$9.93

Income from investment operations:

Net investment income	0.17		0.12	0.16	0.22	0.18	0.12

Net realized and unrealized gain (loss)	(0.09)		0.40	0.20	0.57	0.16	0.47

Total from investment operations	0.08		0.52	0.36	0.79	0.34	0.59

Net asset value, end of period	$12.61		$12.53	$12.01	$11.65	$10.86	$10.52

Total return	0.64%		4.33%	3.09%	7.27%	3.23%	5.94%

Ratios to average net assets(b)

Total gross expenses	0.28	%(c)	0.28%	0.28%	0.27%	0.27%	0.28	%(c)

Total net expenses(d)	0.28	%(c)	0.28%	0.28%	0.27%	0.25%	0.22	%(c)

Net investment income	2.62	%(c)	0.94%	1.33%	1.89%	1.67%	1.84	%(c)

Supplemental data

Net assets, end of period (in thousands)	$956,285		$1,057,953	$1,470,726	$2,407,365	$2,096,659	$1,840,530

Portfolio turnover	24%		20%	34%	10%	14%	28%

Notes to Financial Highlights

(a)	Based on operations from May 7, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

50	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Moderately Conservative Portfolio

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$13.39		$12.78	$11.93	$10.97	$10.77	$9.99

Income from investment operations:

Net investment income	0.17		0.11	0.15	0.19	0.18	0.03

Net realized and unrealized gain (loss)	(0.02)		0.50	0.70	0.77	0.02	0.75

Total from investment operations	0.15		0.61	0.85	0.96	0.20	0.78

Net asset value, end of period	$13.54		$13.39	$12.78	$11.93	$10.97	$10.77

Total return	1.12%		4.77%	7.12%	8.75%	1.86%	7.81%

Ratios to average net assets(b)

Total gross expenses	0.28	%(c)	0.28%	0.27%	0.27%	0.27%	0.27	%(c)

Total net expenses(d)	0.28	%(c)	0.28%	0.27%	0.27%	0.27%	0.27	%(c)

Net investment income	2.46	%(c)	0.87%	1.24%	1.65%	1.69%	0.43	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,658,845		$1,730,584	$1,968,131	$2,256,492	$1,563,684	$639,226

Portfolio turnover	20%		10%	23%	8%	3%	29%

Notes to Financial Highlights

(a)	Based on operations from May 7, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	51

PORTFOLIO NAVIGATOR FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Moderately Conservative Portfolio

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 4	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$13.42		$12.81	$11.96	$10.99	$10.78	$9.99

Income from investment operations:

Net investment income	0.16		0.11	0.15	0.19	0.18	0.10

Net realized and unrealized gain (loss)	(0.02)		0.50	0.70	0.78	0.03	0.69

Total from investment operations	0.14		0.61	0.85	0.97	0.21	0.79

Net asset value, end of period	$13.56		$13.42	$12.81	$11.96	$10.99	$10.78

Total return	1.04%		4.76%	7.11%	8.83%	1.95%	7.91%

Ratios to average net assets(b)

Total gross expenses	0.28	%(c)	0.28%	0.27%	0.27%	0.27%	0.28	%(c)

Total net expenses(d)	0.28	%(c)	0.28%	0.27%	0.26%	0.24%	0.21	%(c)

Net investment income	2.40	%(c)	0.86%	1.24%	1.64%	1.61%	1.52	%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,681,636		$2,906,985	$3,570,296	$4,401,488	$4,050,272	$4,095,896

Portfolio turnover	20%		10%	23%	8%	3%	29%

Notes to Financial Highlights

(a)	Based on operations from May 7, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

52	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Moderate Portfolio

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$14.32		$13.63	$12.24	$11.04	$11.01	$9.99

Income from investment operations:

Net investment income	0.16		0.11	0.16	0.18	0.19	0.03

Net realized and unrealized gain (loss)	0.05		0.58	1.23	1.02	(0.16)	0.99

Total from investment operations	0.21		0.69	1.39	1.20	0.03	1.02

Net asset value, end of period	$14.53		$14.32	$13.63	$12.24	$11.04	$11.01

Total return	1.47%		5.06%	11.36%	10.87%	0.27%	10.21%

Ratios to average net assets(b)

Total gross expenses	0.28	%(c)	0.27%	0.27%	0.27%	0.27%	0.27	%(c)

Total net expenses(d)	0.28	%(c)	0.27%	0.27%	0.27%	0.27%	0.27	%(c)

Net investment income	2.20	%(c)	0.76%	1.24%	1.50%	1.76%	0.46	%(c)

Supplemental data

Net assets, end of period (in thousands)	$8,034,602		$8,060,457	$8,081,681	$7,058,383	$5,190,987	$2,208,757

Portfolio turnover	21%		8%	23%	12%	3%	20%

Notes to Financial Highlights

(a)	Based on operations from May 7, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	53

PORTFOLIO NAVIGATOR FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Moderate Portfolio

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 4	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$14.34		$13.65	$12.25	$11.05	$11.01	$9.99

Income from investment operations:

Net investment income	0.16		0.11	0.16	0.17	0.19	0.10

Net realized and unrealized gain (loss)	0.05		0.58	1.24	1.03	(0.15)	0.92

Total from investment operations	0.21		0.69	1.40	1.20	0.04	1.02

Net asset value, end of period	$14.55		$14.34	$13.65	$12.25	$11.05	$11.01

Total return	1.46%		5.05%	11.43%	10.86%	0.36%	10.21%

Ratios to average net assets(b)

Total gross expenses	0.28	%(c)	0.27%	0.27%	0.27%	0.27%	0.27	%(c)

Total net expenses(d)	0.28	%(c)	0.27%	0.27%	0.25%	0.23%	0.20	%(c)

Net investment income	2.15	%(c)	0.76%	1.24%	1.48%	1.69%	1.53	%(c)

Supplemental data

Net assets, end of period (in thousands)	$13,503,870		$14,089,178	$15,354,056	$14,632,327	$14,174,096	$15,503,050

Portfolio turnover	21%		8%	23%	12%	3%	20%

Notes to Financial Highlights

(a)	Based on operations from May 7, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

54	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Moderately Aggressive Portfolio

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$15.11		$14.37	$12.38	$11.03	$11.19	$9.99

Income from investment operations:

Net investment income	0.13		0.09	0.14	0.13	0.16	0.03

Net realized and unrealized gain (loss)	0.16		0.65	1.85	1.22	(0.32)	1.17

Total from investment operations	0.29		0.74	1.99	1.35	(0.16)	1.20

Net asset value, end of period	$15.40		$15.11	$14.37	$12.38	$11.03	$11.19

Total return	1.92%		5.15%	16.07%	12.24%	(1.43%)	12.01%

Ratios to average net assets(b)

Total gross expenses	0.28	%(c)	0.27%	0.27%	0.27%	0.27%	0.27	%(c)

Total net expenses(d)	0.28	%(c)	0.27%	0.27%	0.27%	0.27%	0.27	%(c)

Net investment income	1.70	%(c)	0.62%	1.03%	1.06%	1.43%	0.43	%(c)

Supplemental data

Net assets, end of period (in thousands)	$4,920,955		$4,911,469	$5,027,271	$3,989,411	$3,179,010	$1,310,385

Portfolio turnover	21%		7%	19%	13%	6%	18%

Notes to Financial Highlights

(a)	Based on operations from May 7, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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PORTFOLIO NAVIGATOR FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Moderately Aggressive Portfolio

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 4	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$15.14		$14.39	$12.40	$11.05	$11.20	$9.99

Income from investment operations:

Net investment income	0.13		0.09	0.14	0.13	0.15	0.08

Net realized and unrealized gain (loss)	0.15		0.66	1.85	1.22	(0.30)	1.13

Total from investment operations	0.28		0.75	1.99	1.35	(0.15)	1.21

Net asset value, end of period	$15.42		$15.14	$14.39	$12.40	$11.05	$11.20

Total return	1.85%		5.21%	16.05%	12.22%	(1.34%)	12.11%

Ratios to average net assets(b)

Total gross expenses	0.28	%(c)	0.27%	0.27%	0.27%	0.27%	0.27	%(c)

Total net expenses(d)	0.28	%(c)	0.27%	0.27%	0.25%	0.23%	0.20	%(c)

Net investment income	1.65	%(c)	0.61%	1.05%	1.05%	1.34%	1.18	%(c)

Supplemental data

Net assets, end of period (in thousands)	$6,049,507		$6,352,004	$8,457,620	$8,377,366	$8,792,865	$9,941,377

Portfolio turnover	21%		7%	19%	13%	6%	18%

Notes to Financial Highlights

(a)	Based on operations from May 7, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

56	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Aggressive Portfolio

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$15.85		$15.02	$12.44	$10.94	$11.29	$9.90

Income from investment operations:

Net investment income	0.10		0.07	0.10	0.08	0.11	0.01

Net realized and unrealized gain (loss)	0.27		0.76	2.48	1.42	(0.46)	1.38

Total from investment operations	0.37		0.83	2.58	1.50	(0.35)	1.39

Net asset value, end of period	$16.22		$15.85	$15.02	$12.44	$10.94	$11.29

Total return	2.33%		5.53%	20.74%	13.71%	(3.10%)	14.04%

Ratios to average net assets(b)

Total gross expenses	0.28	%(c)	0.28%	0.28%	0.27%	0.28%	0.27	%(c)

Total net expenses(d)	0.28	%(c)	0.28%	0.28%	0.27%	0.28%	0.27	%(c)

Net investment income	1.19	%(c)	0.43%	0.72%	0.65%	0.99%	0.19	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,470,358		$1,439,472	$1,404,526	$997,395	$785,070	$284,243

Portfolio turnover	24%		10%	27%	12%	6%	20%

Notes to Financial Highlights

(a)	Based on operations from May 7, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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PORTFOLIO NAVIGATOR FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Aggressive Portfolio

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 4	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$15.87		$15.04	$12.46	$10.96	$11.29	$9.90

Income from investment operations:

Net investment income	0.09		0.07	0.10	0.08	0.10	0.03

Net realized and unrealized gain (loss)	0.29		0.76	2.48	1.42	(0.43)	1.36

Total from investment operations	0.38		0.83	2.58	1.50	(0.33)	1.39

Net asset value, end of period	$16.25		$15.87	$15.04	$12.46	$10.96	$11.29

Total return	2.39%		5.52%	20.71%	13.69%	(2.92%)	14.04%

Ratios to average net assets(b)

Total gross expenses	0.28	%(c)	0.28%	0.28%	0.27%	0.28%	0.28	%(c)

Total net expenses(d)	0.28	%(c)	0.28%	0.28%	0.24%	0.20%	0.17	%(c)

Net investment income	1.15	%(c)	0.43%	0.72%	0.66%	0.92%	0.46	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,754,946		$1,823,465	$2,377,267	$2,169,995	$2,297,542	$2,618,433

Portfolio turnover	24%		10%	27%	12%	6%	20%

Notes to Financial Highlights

(a)	Based on operations from May 7, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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PORTFOLIO NAVIGATOR FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Variable Portfolio — Conservative Portfolio; Variable Portfolio — Moderately Conservative Portfolio; Variable Portfolio — Moderate Portfolio; Variable Portfolio — Moderately Aggressive Portfolio and Variable Portfolio — Aggressive Portfolio. Reference to shares and shareholders within these financial statements refer to partners’ interests and partners for Funds treated as a partnership for U.S. federal income tax purposes.

Each Fund is a “fund-of-funds”, investing significantly in funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (Underlying Funds).

For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 2 and Class 4 shares. Class 2 shares are offered to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated life insurance companies. Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by RiverSource Life Insurance Company or RiverSource Life Insurance Co. of New York. You may not buy (nor will you own) shares of the Funds directly. You invest by buying a contract or life insurance policy and making all allocations to the subaccounts that invest in each Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services —Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses

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PORTFOLIO NAVIGATOR FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Funds are treated as a partnership for federal income tax purposes, and the Funds do not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of each Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to, and Services Provided by, Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Funds currently do not pay the Investment Manager a direct investment management fee for managing their assets.

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. Each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of each Fund’s average daily net assets.

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PORTFOLIO NAVIGATOR FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Funds or the Board of Trustees (the Board), including payments to Board Services Corp., a company providing limited administrative services to the Funds and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were as follows:

Fund	Amount ($)
Variable Portfolio — Conservative Portfolio	1,860

Variable Portfolio — Moderately Conservative Portfolio	4,103

Variable Portfolio — Moderate Portfolio	17,526

Variable Portfolio — Moderately Aggressive Portfolio	9,224

Variable Portfolio — Aggressive Portfolio	3,114

Compensation of Board Members

Board members are compensated for their services to the Funds as disclosed in the Statement of Operations.

Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of each Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

Distribution Fees

The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 and Class 4 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016		Voluntary Expense Cap Effective May 1, 2015 to June 30, 2015		Voluntary Expense Cap Prior to May 1, 2015
	Class 2 (%)	Class 4 (%)	Class 2 (%)	Class 4 (%)	Class 2 (%)	Class 4 (%)
Variable Portfolio — Conservative Portfolio	0.43	0.43	0.43	0.43	0.44	0.44
Variable Portfolio — Moderately Conservative Portfolio	0.43	0.43	0.43	0.43	0.44	0.44
Variable Portfolio — Moderate Portfolio	0.39	0.39	0.39	0.39	0.46	0.46
Variable Portfolio — Moderately Aggressive Portfolio	0.37	0.37	0.37	0.37	0.45	0.45
Variable Portfolio — Aggressive Portfolio	0.37	0.37	0.37	0.37	0.45	0.45

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

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PORTFOLIO NAVIGATOR FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Note 4. Portfolio Information

For the six months ended June 30, 2015, the cost of purchases and proceeds from sales of investments in the Underlying Funds, but excluding investments in money market funds and derivatives, if any, for each Fund aggregated to:

	Other Investment Securities
Fund	Purchases ($)	Proceeds ($)
Variable Portfolio — Conservative Portfolio	361,433,221	496,545,596

Variable Portfolio — Moderately Conservative Portfolio	896,735,560	1,262,214,289

Variable Portfolio — Moderate Portfolio	4,569,575,130	5,160,874,634

Variable Portfolio — Moderately Aggressive Portfolio	2,407,742,259	2,743,768,534

Variable Portfolio — Aggressive Portfolio	774,545,932	843,934,274

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 100.0% of the outstanding shares of each Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds.

Note 6. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

No Fund had borrowings during the six months ended June 30, 2015.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

On August 26, 2015 the shareholders of each Fund approved an amendment to the Investment Management Service Agreement that will result in changes to the investment advisory fee structure for each Fund. The amendment will be effective September 1, 2015.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with

62	Semiannual Report 2015

PORTFOLIO NAVIGATOR FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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PORTFOLIO NAVIGATOR FUNDS

RESULTS OF MEETING OF SHAREHOLDERS

(Unaudited)

A Special Meeting of Shareholders of each of the Funds was held on August 26, 2015. Shareholders of each Fund voted in favor of the one Board proposal presented. A description of the proposal and number of shares voted are as follows:

Proposal 1

To approve a proposed amendment to the Investment Management Services Agreement between Columbia Funds Variable Series Trust II, on behalf of each Fund, and Columbia Management Investment Advisers, LLC (Columbia Management) to provide for the payment of an investment advisory fee to Columbia Management for the portion of the assets of each Fund invested in certain securities and other instruments and assets other than shares of underlying funds advised by Columbia Management that pay an advisory fee to Columbia Management (referred to as Non-Underlying Fund Investments). The amendment adopts a two-part advisory fee schedule comprised of (i) 0.00% on the Fund’s assets that are invested in underlying funds that pay an advisory fee to Columbia Management; and (ii) 0.66% on the first $0.5 billion gradually reducing to 0.49% on the Fund’s assets invested in Non-Underlying Fund Investments. The amendment will take effect on September 1, 2015.

	For	Against	Abstain
Variable Portfolio — Conservative Portfolio	1,151,795,436	241,944,627	147,679,841
Variable Portfolio — Moderately Conservative Portfolio	3,414,699,884	550,325,623	401,901,206
Variable Portfolio — Moderate Portfolio	16,801,800,810	3,216,947,498	1,722,570,970
Variable Portfolio — Moderately Aggressive Portfolio	8,414,535,518	1,897,539,911	810,714,634
Variable Portfolio — Aggressive Portfolio	2,433,546,013	605,465,097	243,635,057

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INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio — Aggressive Portfolio, Variable Portfolio — Conservative Portfolio, Variable Portfolio — Moderately Aggressive Portfolio, Variable Portfolio — Moderately Conservative Portfolio and Variable Portfolio-Moderate Portfolio (each, a VP Fund and collectively, the VP Funds). Under an investment management services agreement with respect to each VP Fund (each, an IMS Agreement), Columbia Management provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under each IMS Agreement and the VP Funds’ Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the VP Funds and their service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under each IMS Agreement and the VP Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of each IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each VP Fund, the performance of a benchmark index, the percentage ranking of the VP Fund among its comparison group and the net assets of each VP Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, each VP Fund performance was acceptable.

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PORTFOLIO NAVIGATOR FUNDS

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with each VP Fund

The Board reviewed comparative fees and the costs of services provided under each IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the VP Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each VP Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the VP Funds. For purposes of approving each IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

Given that the VP Funds do not currently pay any investment management service fees, the Board determined not to accord weight to the lack of any economies of scale associated with the growth of each of the VP Funds.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of each IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of each IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement for the Short-Term Period.

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APPROVAL OF THE INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of the below-named Variable Portfolio (VP) Funds (each a VP Fund and collectively, the VP Funds). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

In June 2015, the Board of Trustees (the Board) unanimously approved a proposed amendment to the IMS Agreement on behalf of Variable Portfolio — Aggressive Portfolio, Variable Portfolio — Conservative Portfolio, Variable Portfolio — Moderately Aggressive Portfolio, Variable Portfolio — Moderately Conservative Portfolio and Variable Portfolio — Moderate Portfolio, subject to shareholder approval. The Board, including the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the Independent Trustees), requested and evaluated materials from, and were provided materials and information regarding each IMS Agreement and the proposed amendment by, Columbia Management.

The Board considered all materials that it, its legal counsel or Columbia Management believed reasonably necessary to evaluate and to determine whether to approve the amendment to each IMS Agreement. In this regard, the Board considered, among other factors, the following specific factors relating to the proposed amendment in recommending approval and approving the amendment to the IMS Agreement, subject to shareholder approval, for each VP Fund:

•

The expected benefits of affording Columbia Management, the VP Funds’ investment manager, the enhanced flexibility to employ an expanded investment mandate to facilitate investment in a broader range of securities and other instruments and assets, including but not limited to, exchange traded funds that do not pay an advisory fee to Columbia Management, derivatives, individual securities and other instruments and assets (Non-Underlying Fund Investments), and Columbia Management’s capabilities in connection therewith;

•	The relevant terms and conditions of each IMS Agreement, including the proposed new advisory fee schedule applicable to Non-Underlying Fund Investments for each VP Fund;

•

The minimal expected impact of the proposed investment advisory fee rates on each Fund’s total expense ratio; in particular, that the total expense ratio as of December 31, 2014 (adjusted on a pro forma basis to reflect the implementation of the amendment) for each VP Fund was not expected to increase. In this regard, the Board observed that the current total expense ratio for each VP Fund is in line with the median ratio of a comparable peer universe of mutual funds;

•

The Board’s objective of implementing a rationale pricing model applied with general consistency across the Columbia Fund complex. In this regard, the Board accorded particular weight to the fact that the proposed fee schedule for the VP Funds was identical, or similar, to the fee rates applicable to other Columbia Funds-of-Funds that also invest in Non-Underlying Fund Investments; and

•	That Columbia Management, and not any VP Fund, would bear the costs of obtaining the necessary shareholder approvals of the amendment to each IMS Agreement.

In addition, in deciding to approve the amendment to each IMS Agreement, the Board considered the factors and conclusions described below, as they related to the VP Funds, that led the Board to also approve in the June meeting the renewal of each IMS Agreement for each VP Fund in June 2015 (for a period expiring on May 1, 2016).

In considering the renewal of each IMS Agreement for each VP Fund at the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement for each VP Fund. The Board also approved the Combined IMS/Administrative Agreement for each VP Fund.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the Global Asset Allocation team and other leadership changes in the Columbia

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PORTFOLIO NAVIGATOR FUNDS

APPROVAL OF THE INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Management investment department. The Independent Trustees also took into account the Global Asset Management Initiative’s facilitation of greater collaboration across Columbia Threadneedle, and the restructuring of the risk management department with new U.S. leadership of investment risk. The Independent Trustees also noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel.

In evaluating the quality of services provided under each IMS Agreement and Administrative Services Agreement, as applicable to each VP Fund, the Independent Trustees also took into account the organization and strength of the compliance programs of each VP Fund and each VP Fund’s service providers. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under each IMS Agreement, the Administrative Services Agreement and each VP Fund’s other services agreements with affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Board agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under each IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to each VP Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each VP Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of each VP Fund. The Board observed that each VP Fund generally underperformed its benchmark during various periods, but noted that appropriate steps (such as changes to the portfolio management team and a modified investment approach) had recently been taken to help improve the VP Fund’s performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the VP Funds

The Board reviewed comparative fees and the costs of services provided under each IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the VP Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the fund family, while assuring that the overall fees for each VP Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the VP Fund is no higher than the median expense ratio of funds in the same comparison universe of the VP Fund). The Board noted the rationale for according weight to each VP Fund’s direct expenses, as opposed to its total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the Underlying Funds in which each VP Fund invests). In this regard, the Board noted that each VP Fund’s direct and indirect total expense ratios are below the median ratio for each VP Fund’s peer universe. The Board noted the proposal concerning the VP Funds’ fee structure (and which is subject to shareholder approval) which, if adopted, would result in each VP Fund paying an investment advisory fee to Columbia Management for the portion of assets of each VP Fund invested in Non-Underlying Fund Investments. The Board further observed that even if implemented, the modified fee structure is not expected to result in any material increase in expense ratios for the VP Funds (including direct and indirect expenses). Based on its review, the Board concluded that each VP Fund’s fee was fair and reasonable in light of the extent and quality of services that the VP Funds receive.

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PORTFOLIO NAVIGATOR FUNDS

APPROVAL OF THE INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management and administrative services to each of the VP Funds. In this regard, the Board referred to a detailed profitability report that discussed the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the VP Funds. In this regard, the Board observed that: (i) a report provided to the Board by an independent consulting firm, JDL Consultants, LLC, concluded that 2014 profitability was reasonable; (ii) 2014 profitability only moderately exceeded 2013 levels; and (iii) 2014 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by each VP Fund should permit Columbia Management to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

Given that the VP Funds do not currently pay any advisory fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each of the VP Funds.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management and administrative service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement.

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IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	73

Portfolio Navigator Funds

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6535 G (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:

Columbia Variable Portfolio – Emerging Markets Fund

Columbia Variable Portfolio – Global Bond Fund

Columbia Variable Portfolio – Intermediate Bond Fund

(formerly Columbia Variable Portfolio – Diversified Bond Fund)

Columbia Variable Portfolio – Large Core Quantitative Fund

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

Variable Portfolio – Partners Small Cap Value Fund

Variable Portfolio – Sit Dividend Growth Fund

Variable Portfolio – Victory Established Value Fund

Please remember that you may not buy (nor will you own) shares of a Fund directly. Each Fund is available through variable annuity contracts or variable life insurance policies (Qualified Plans) offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans (Qualified Plans). Please contact your financial advisor or insurance representative for more information.

This semiannual report may contain information on a Fund not available under your Contract or Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure document for information regarding the investment options available to you.

COLUMBIA VARIABLE PORTFOLIO FUNDS

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Columbia Variable Portfolio – Emerging Markets Fund

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Emerging Markets Fund (the Fund) Class 3 shares returned 4.85% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its benchmark, the MSCI Emerging Markets Index (Net), which returned 2.95% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	4.91	-3.02	4.34	8.16
Class 2*	05/03/10	4.73	-3.21	4.09	7.96
Class 3	05/01/00	4.85	-3.11	4.21	8.09
MSCI Emerging Markets Index (Net)		2.95	-5.12	3.68	8.11

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Columbia Variable Portfolio – Emerging Markets Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Samsung Electronics Co., Ltd. (South Korea)	4.2
Tencent Holdings Ltd. (China)	3.9
Naspers Ltd., Class N (South Africa)	3.4
Industrial & Commercial Bank of China Ltd., Class H (China)	2.9
Ping An Insurance Group Co. of China Ltd., Class H (China)	2.4
China Mobile Ltd. (China)	2.1
Itaú Unibanco Holding SA, ADR (Brazil)	1.7
Cathay Financial Holding Co., Ltd. (Taiwan)	1.7
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1.7
SK Telecom Co., Ltd. (South Korea)	1.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2015)
Brazil	6.4
China	25.6
Czech Republic	0.4
Greece	0.2
Hong Kong	0.8
India	12.7
Indonesia	2.6
Mexico	2.9
Peru	0.9
Philippines	3.7
Poland	0.4
Russian Federation	3.4
South Africa	6.9
South Korea	12.3
Taiwan	11.3
Thailand	2.8
Turkey	2.7
United Arab Emirates	1.0
United Kingdom	0.2
United States(a)	2.8
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Dara White, CFA

Robert Cameron

Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM

Young Kim

Semiannual Report 2015	3

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW (continued)

Columbia Variable Portfolio – Emerging Markets Fund

(Unaudited)

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	15.3
Consumer Staples	7.1
Energy	2.6
Financials	29.5
Health Care	4.5
Industrials	5.9
Information Technology	23.4
Materials	4.7
Telecommunication Services	5.3
Utilities	1.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Columbia Variable Portfolio – Global Bond Fund

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Global Bond Fund (the Fund) Class 3 shares returned -0.22% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its benchmark, the Barclays Global Aggregate Index, which returned -3.08% for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-0.03	-4.32	2.21	3.34
Class 2*	05/03/10	-0.23	-4.63	1.95	3.13
Class 3	05/01/96	-0.22	-4.42	2.08	3.27
Barclays Global Aggregate Index		-3.08	-7.09	2.07	3.54

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Barclays Global Aggregate Index is a broad-based benchmark that measures the global investment grade fixed-rate debt markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015	5

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Columbia Variable Portfolio – Global Bond Fund

(Unaudited)

Portfolio Management

Jim Cielinski

Matthew Cobon

Gene Tannuzzo, CFA

Country Breakdown (%) (at June 30, 2015)
Argentina	0.8
Australia	4.9
Brazil	6.6
Canada	2.2
Chile	0.2
Colombia	1.7
Croatia	0.1
Dominican Republic	0.6
El Salvador	0.1
France	0.0	(a)
Georgia	0.2
Germany	0.0	(a)
Ghana	0.3
Guatemala	0.4
Hungary	0.6
Indonesia	3.7
Ireland	0.1
Italy	3.0
Kazakhstan	0.1
Luxembourg	0.3
Malaysia	1.6
Mexico	7.3
Netherlands	0.4
Panama	0.1
Paraguay	0.1
Peru	0.9
Philippines	0.8
Romania	2.5
Russian Federation	1.5
Serbia	0.1
Spain	1.0
Trinidad and Tobago	0.9
Turkey	4.4
Ukraine	0.2
United Kingdom	5.8
United States(b)	45.2
Uruguay	0.1
Venezuela	0.8
Virgin Islands	0.1
Zambia	0.3
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

(b)	Includes investments in Money Market Funds.

6	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW (continued)

Columbia Variable Portfolio – Global Bond Fund

(Unaudited)

Quality Breakdown (%) (at June 30, 2015)
AAA rating	7.0
AA rating	7.1
A rating	12.9
BBB rating	42.5
BB rating	10.3
B rating	9.1
CCC rating	2.3
Not rated	8.8
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.

Semiannual Report 2015	7

COLUMBIA VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Columbia Variable Portfolio – Intermediate Bond Fund

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Intermediate Bond Fund (the Fund) Class 3 shares returned 0.07% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned -0.10% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	0.20	1.19	4.09	4.24
Class 2*	05/03/10	-0.05	0.84	3.83	4.04
Class 3	10/13/81	0.07	1.06	3.95	4.17
Barclays U.S. Aggregate Bond Index		-0.10	1.86	3.35	4.44

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

8	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Columbia Variable Portfolio – Intermediate Bond Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2015)
Asset-Backed Securities — Agency	3.0
Asset-Backed Securities — Non-Agency	17.5
Commercial Mortgage-Backed Securities — Non-Agency	5.4
Corporate Bonds & Notes	29.3
Foreign Government Obligations	1.1
Money Market Funds	0.5
Municipal Bonds	0.4
Preferred Debt	1.1
Residential Mortgage-Backed Securities — Agency	22.1
Residential Mortgage-Backed Securities — Non-Agency	4.2
Senior Loans	0.0	(a)
U.S. Government & Agency Obligations	2.0
U.S. Treasury Obligations	13.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Quality Breakdown (%) (at June 30, 2015)
AAA rating	62.7
AA rating	1.8
A rating	7.1
BBB rating	19.1
BB rating	3.4
B rating	2.1
CCC rating	0.6
D rating	0.0	(a)
Not rated	3.2
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

(a)	Rounds to zero.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Carl Pappo, CFA

Michael Zazzarino

Brian Lavin, CFA

Semiannual Report 2015	9

COLUMBIA VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Columbia Variable Portfolio – Large Core Quantitative Fund

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Large Core Quantitative Fund (the Fund) Class 3 shares returned 1.63% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its benchmark, the S&P 500 Index, which returned 1.23% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	1.70	10.58	18.79	6.99
Class 2*	05/03/10	1.55	10.29	18.49	6.77
Class 3	10/13/81	1.63	10.43	18.65	6.92
S&P 500 Index		1.23	7.42	17.34	7.89

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

10	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Columbia Variable Portfolio – Large Core Quantitative Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Apple, Inc.	4.9
Johnson & Johnson	2.9
Pfizer, Inc.	2.7
Comcast Corp., Class A	2.6
Citigroup, Inc.	2.5
Cisco Systems, Inc.	2.4
MasterCard, Inc., Class A	2.2
Home Depot, Inc. (The)	2.2
3M Co.	2.1
Valero Energy Corp.	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	99.4
Money Market Funds	0.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	12.6
Consumer Staples	9.6
Energy	7.7
Financials	16.6
Health Care	15.6
Industrials	9.9
Information Technology	19.6
Materials	2.9
Telecommunication Services	2.4
Utilities	3.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Brian Condon, CFA

Peter Albanese

Semiannual Report 2015	11

COLUMBIA VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

(Unaudited)

Performance Summary

■	Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund (the Fund) Class 3 shares returned 0.06% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its benchmark, the Barclays World Government Inflation-Linked Bond Index, which returned -0.16% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	0.18	3.34	4.04	3.93
Class 2*	05/03/10	-0.06	3.00	3.77	3.74
Class 3	09/13/04	0.06	3.22	3.91	3.86
Barclays World Government Inflation-Linked Bond Index		-0.16	3.34	4.24	4.50

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Barclays World Government Inflation-Linked Bond Index (fully hedged to the U.S. dollar) is an unmanaged index that measures the performance of the major government inflation-linked bond markets, including the United States, the United Kingdom, Australia, Canada, Sweden, France, Italy, Japan, Germany and Greece. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

12	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

(Unaudited)

Country Breakdown (%) (at June 30, 2015)
Australia	0.8
Brazil	0.2
Canada	2.1
Denmark	0.2
France	6.0
Germany	2.3
Greece	0.0	(b)
Italy	6.3
Japan	11.3
Mexico	2.5
New Zealand	1.6
Spain	1.0
Sweden	0.8
United Kingdom	23.2
United States(a)	41.7
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

(b)	Rounds to zero.

Quality Breakdown (%) (at June 30, 2015)
AAA rating	44.6
AA rating	32.7
A rating	13.0
BBB rating	9.6
CC rating	0.1
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

BlackRock Financial Management, Inc.

Gargi Pal Chaudhuri

Martin Hegarty

Semiannual Report 2015	13

COLUMBIA VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio – Partners Small Cap Value Fund

(Unaudited)

Performance Summary

■	Variable Portfolio — Partners Small Cap Value Fund (the Fund) Class 3 shares returned 0.53% for the six-month period that ended June 30, 2015.

■	The Fund underperformed its benchmark, the Russell 2000 Value Index, which returned 0.76% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	0.61	-0.30	13.69	7.91
Class 2*	05/03/10	0.49	-0.57	13.41	7.72
Class 3	08/14/01	0.53	-0.48	13.54	7.83
Russell 2000 Value Index		0.76	0.78	14.81	6.87

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

14	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio – Partners Small Cap Value Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
AerCap Holdings NV	1.9
Granite Real Estate Investment Trust	1.6
Montpelier Re Holdings Ltd.	1.5
Sanmina Corp.	1.2
Abercrombie & Fitch Co., Class A	1.0
First Niagara Financial Group, Inc.	1.0
Dana Holding Corp.	0.9
Aspen Insurance Holdings Ltd.	0.9
Con-way, Inc.	0.9
Resolute Forest Products, Inc.	0.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	93.8
Money Market Funds	6.2
Rights	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	13.1
Consumer Staples	2.3
Energy	3.7
Financials	25.4
Health Care	6.2
Industrials	23.5
Information Technology	17.5
Materials	6.1
Telecommunication Services	0.6
Utilities	1.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Barrow, Hanley, Mewhinney & Strauss, LLC

James McClure, CFA

John Harloe, CFA

Denver Investment Advisors LLC

Troy Dayton, CFA

Mark Adelmann, CFA, CPA

Derek Anguilm, CFA

Lisa Ramirez, CFA

Donald Smith & Co., Inc.

Donald Smith

Richard Greenberg, CFA

River Road Asset Management, LLC

James Shircliff, CFA

R. Andrew Beck

J. Justin Akin

Segall Bryant & Hamill, LLC

Mark Dickherber, CFA, CPA

Shaun Nicholson

Snow Capital Management L.P.

Joshua Schachter, CFA

Anne Wickland, CFA

Semiannual Report 2015	15

COLUMBIA VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio – Sit Dividend Growth Fund

(Unaudited)

Performance Summary

■	Variable Portfolio — Sit Dividend Growth Fund (the Fund) Class 3 shares returned 0.78% for the six-month period that ended June 30, 2015.

■	The Fund underperformed its benchmark, the S&P 500 Index, which returned 1.23% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1*	05/03/10	0.78	6.30	13.44	5.15
Class 2*	05/03/10	0.72	6.08	13.17	5.03
Class 3	05/01/06	0.78	6.19	13.31	5.09
S&P 500 Index		1.23	7.42	17.34	7.39

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

16	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio – Sit Dividend Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Medtronic PLC	3.1
Home Depot, Inc. (The)	2.7
Apple, Inc.	2.5
Microsoft Corp.	2.5
Honeywell International, Inc.	2.3
JPMorgan Chase & Co.	2.3
PepsiCo, Inc.	2.2
Verizon Communications, Inc.	2.0
Intel Corp.	1.8
Becton Dickinson and Co.	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	98.6
Equity Funds	1.0
Money Market Funds	0.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	12.3
Consumer Staples	10.1
Energy	4.7
Financials	14.2
Health Care	19.2
Industrials	15.2
Information Technology	14.0
Materials	3.4
Telecommunication Services	3.0
Utilities	3.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Sit Investment Associates, Inc.

Roger Sit

Kent Johnson

Michael Stellmacher

Semiannual Report 2015	17

COLUMBIA VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio – Victory Established Value Fund

(Unaudited)

Performance Summary

■	Variable Portfolio — Victory Established Value Fund (the Fund) Class 3 shares returned 2.95% for the six-month period that ended June 30, 2015.

■	The Fund outperformed its benchmark, the Russell Midcap Value Index, which returned 0.41% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	2.99	6.87	17.26	8.41
Class 2*	05/03/10	2.86	6.60	16.97	8.20
Class 3	02/04/04	2.95	6.73	17.10	8.35
Russell Midcap Value Index		0.41	3.67	17.73	8.89

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

18	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio – Victory Established Value Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Willis Group Holdings PLC	2.5
Unum Group	2.5
Citizens Financial Group, Inc.	2.2
Synopsys, Inc.	2.2
Chubb Corp. (The)	2.1
Devon Energy Corp.	2.1
SunTrust Banks, Inc.	2.1
Alexandria Real Estate Equities, Inc.	2.0
Masco Corp.	2.0
Dollar General Corp.	1.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	91.2
Money Market Funds	8.8
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	12.5
Consumer Staples	6.8
Energy	3.4
Financials	25.4
Health Care	8.3
Industrials	15.3
Information Technology	15.1
Materials	7.1
Utilities	6.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Victory Capital Management Inc.

Gary Miller

Jeffrey Graff, CFA

Gregory Conners

James Albers, CFA

Michael Rodarte, CFA

Semiannual Report 2015	19

COLUMBIA VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

Columbia Variable Portfolio – Emerging Markets Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,049.10	1,018.60	6.35	6.26	1.25
Class 2	1,000.00	1,000.00	1,047.30	1,017.36	7.61	7.50	1.50
Class 3	1,000.00	1,000.00	1,048.50	1,017.95	7.01	6.90	1.38

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

20	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND’S EXPENSES (continued)

(Unaudited)

Columbia Variable Portfolio – Global Bond Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	999.70	1,021.08	3.72	3.76	0.75
Class 2	1,000.00	1,000.00	997.70	1,019.89	4.90	4.96	0.99
Class 3	1,000.00	1,000.00	997.80	1,020.48	4.31	4.36	0.87

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Variable Portfolio – Intermediate Bond Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,002.00	1,022.07	2.73	2.76	0.55
Class 2	1,000.00	1,000.00	999.50	1,020.83	3.97	4.01	0.80
Class 3	1,000.00	1,000.00	1,000.70	1,021.42	3.37	3.41	0.68
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Columbia Variable Portfolio – Large Core Quantitative Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,017.00	1,021.17	3.65	3.66	0.73
Class 2	1,000.00	1,000.00	1,015.50	1,019.93	4.90	4.91	0.98
Class 3	1,000.00	1,000.00	1,016.30	1,020.53	4.30	4.31	0.86

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015	21

COLUMBIA VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND’S EXPENSES (continued)

(Unaudited)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,001.80	1,021.92	2.88	2.91	0.58
Class 2	1,000.00	1,000.00	999.40	1,020.58	4.21	4.26	0.85
Class 3	1,000.00	1,000.00	1,000.60	1,021.22	3.57	3.61	0.72

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – Partners Small Cap Value Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,006.10	1,020.18	4.63	4.66	0.93
Class 2	1,000.00	1,000.00	1,004.90	1,018.94	5.87	5.91	1.18
Class 3	1,000.00	1,000.00	1,005.30	1,019.54	5.27	5.31	1.06

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – Sit Dividend Growth Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,007.80	1,020.98	3.83	3.86	0.77
Class 2	1,000.00	1,000.00	1,007.20	1,019.74	5.08	5.11	1.02
Class 3	1,000.00	1,000.00	1,007.80	1,020.38	4.43	4.46	0.89

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

22	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND’S EXPENSES (continued)

(Unaudited)

Variable Portfolio – Victory Established Value Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,029.90	1,020.33	4.53	4.51	0.90
Class 2	1,000.00	1,000.00	1,028.60	1,019.09	5.78	5.76	1.15
Class 3	1,000.00	1,000.00	1,029.50	1,019.74	5.13	5.11	1.02

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015	23

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Columbia Variable Portfolio – Emerging Markets Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.9%
Issuer	Shares	Value ($)
BRAZIL 6.4%
AmBev SA, ADR	1,997,498	12,184,738

BB Seguridade Participacoes SA	1,268,600	13,970,880

Hypermarcas SA(a)	837,000	6,102,985

Itaú Unibanco Holding SA, ADR	1,936,590	21,205,661

Kroton Educacional SA	1,043,500	3,987,257

M. Dias Branco SA	80,400	2,117,640

Raia Drogasil SA	240,700	3,103,684

Ultrapar Participacoes SA	401,900	8,491,464

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	573,000	9,060,075

Total		80,224,384

CHINA 25.6%
58.Com, Inc., ADR(a)	43,135	2,763,228

AAC Technologies Holdings, Inc.	1,687,000	9,513,508

Alibaba Group Holding Ltd., ADR(a)	145,648	11,982,461

Baidu, Inc., ADR(a)	48,719	9,698,979

Bank of China Ltd., Class H	28,408,000	18,436,261

Beijing Urban Construction Design & Development Group Co., Ltd. Class H	4,415,000	3,730,350

China Animal Healthcare Ltd.(b)(c)	4,603,000	1,543,923

China Biologic Products, Inc.(a)	32,692	3,764,811

China Mobile Ltd.	2,065,000	26,419,435

China Mobile Ltd., ADR	90,732	5,815,014

China Pacific Insurance Group Co., Ltd., Class H	3,804,800	18,227,564

Chongqing Changan Automobile Co., Ltd., Class B	6,151,878	15,710,411

CSPC Pharmaceutical Group Ltd.	5,900,000	5,825,614

CT Environmental Group Ltd.	3,014,935	4,006,681

ENN Energy Holdings Ltd.	1,608,000	9,669,451

Haier Electronics Group Co., Ltd.	1,268,000	3,414,082

Industrial & Commercial Bank of China Ltd., Class H	45,679,000	36,247,483

Pax Global Technology Ltd.(a)	4,643,000	6,650,690

Ping An Insurance Group Co. of China Ltd., Class H	2,225,500	30,034,290

Shenzhou International Group Holdings Ltd.	2,162,000	10,514,981

Sihuan Pharmaceutical Holdings Group Ltd.(b)(c)	10,023,000	5,417,803

Sinotrans Ltd., Class H	9,652,000	6,426,630

Tencent Holdings Ltd.	2,402,400	48,039,671

Common Stocks (continued)
Issuer	Shares	Value ($)
Vipshop Holdings Ltd., ADR(a)	516,026	11,481,578

WuXi PharmaTech (Cayman), Inc. ADR(a)	142,079	6,004,259

Zhuzhou CSR Times Electric Co., Ltd., Class H	1,154,000	8,626,200

Total		319,965,358

CZECH REPUBLIC 0.4%
Komercni Banka AS	20,497	4,543,736

GREECE 0.2%
JUMBO SA	366,395	2,716,108

HONG KONG 0.8%
Techtronic Industries Co., Ltd.	1,929,000	6,307,110

3SBio, Inc.(a)	3,213,000	4,041,353

Total		10,348,463

INDIA 12.8%
Apollo Hospitals Enterprise Ltd.	180,364	3,722,515

Asian Paints Ltd.	832,164	9,862,789

Bharti Infratel Ltd.	966,911	6,787,205

Dish TV India Ltd.(a)	4,234,906	7,072,586

Eicher Motors Ltd.	56,458	17,345,378

Havells India Ltd	1,118,768	4,956,605

HCL Technologies Ltd.	596,279	8,612,243

HDFC Bank Ltd., ADR	104,797	6,343,362

ICICI Bank Ltd., ADR	1,292,840	13,471,393

IndusInd Bank Ltd.	960,412	13,149,951

Just Dial Ltd.	264,700	5,274,463

Larsen & Toubro Ltd.	194,811	5,445,076

LIC Housing Finance Ltd.	828,795	5,859,247

Lupin Ltd.	144,691	4,281,836

Maruti Suzuki India Ltd.	178,665	11,279,746

Motherson Sumi Systems Ltd.	1,870,268	15,195,707

Tata Motors Ltd.	699,453	4,739,401

UPL Ltd.	805,272	6,762,926

Yes Bank Ltd.	699,871	9,263,826

Total		159,426,255

INDONESIA 2.6%
PT Bank Rakyat Indonesia Persero Tbk	7,465,300	5,777,902

PT Matahari Department Store Tbk	9,904,700	12,275,864

PT Mitra Keluarga Karyasehat Tbk	875,000	1,575,098

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Emerging Markets Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
PT Nippon Indosari Corpindo Tbk	44,787,500	3,855,597

PT Pakuwon Jati Tbk	119,280,400	3,835,725

PT Sumber Alfaria Trijaya Tbk	104,950,000	4,683,686

Total		32,003,872

MEXICO 2.9%
Alfa SAB de CV, Class A	2,021,300	3,873,489

Cemex SAB de CV, ADR(a)	1,423,402	13,038,362

Grupo Financiero Banorte SAB de CV, Class O	1,974,200	10,854,803

Grupo Financiero Santander Mexico SAB de CV, ADR, Class B	334,245	3,058,342

Grupo Mexico SAB de CV, Class B	1,817,000	5,466,895

Total		36,291,891

PERU 0.9%
Credicorp Ltd.	57,108	7,933,444

Southern Copper Corp.	105,174	3,093,167

Total		11,026,611

PHILIPPINES 3.7%
Bloomberry Resorts Corp.	15,758,600	3,007,199

GT Capital Holdings, Inc.	365,925	11,076,392

Metropolitan Bank & Trust Co.	8,556,681	17,835,161

Robinsons Retail Holdings, Inc.	3,813,280	6,296,268

SM Prime Holdings, Inc.	10,575,100	4,685,934

Universal Robina Corp.	839,180	3,608,315

Total		46,509,269

POLAND 0.4%
Bank Pekao SA	117,314	5,614,536

RUSSIAN FEDERATION 3.4%
Lukoil OAO, ADR	227,523	10,208,957

Magnit PJSC	39,533	8,165,927

Magnit PJSC, GDR(d)	137,197	7,636,385

Mail.ru Group Ltd., GDR(a)(d)	196,157	4,089,873

MMC Norilsk Nickel PJSC, ADR	528,531	8,916,318

QIWI PLC, ADR	114,006	3,197,868

Total		42,215,328

SOUTH AFRICA 6.9%
Aspen Pharmacare Holdings Ltd.	314,451	9,304,813

AVI Ltd.	1,230,749	8,249,842

Clicks Group Ltd.	637,656	4,717,166

Common Stocks (continued)
Issuer	Shares	Value ($)
Discovery Ltd.	764,929	7,951,716

Naspers Ltd., Class N	272,335	42,419,433

Sasol Ltd.	354,741	13,121,277

Total		85,764,247

SOUTH KOREA 12.3%
Cuckoo Electronics Co., Ltd.	39,612	9,941,889

Duk San Neolux Co., Ltd.(a)	158,514	2,714,257

EO Technics Co., Ltd.	33,576	2,822,860

Hotel Shilla Co., Ltd.	54,243	5,422,670

Korea Electric Power Corp.	168,673	6,894,526

LG Uplus Corp.	843,969	7,455,578

Lotte Chemical Corp.	20,296	5,250,834

Medy-Tox, Inc.	13,960	6,965,710

Samchuly Bicycle Co., Ltd.	220,969	5,076,667

Samsung Electronics Co., Ltd.	45,904	52,082,045

Shinhan Financial Group Co., Ltd.	313,460	11,667,599

SK Hynix, Inc.	373,709	14,164,139

SK Telecom Co., Ltd.	84,638	18,938,287

Wonik IPS Co., Ltd.(a)	351,170	4,461,004

Total		153,858,065

TAIWAN 11.3%
Advanced Semiconductor Engineering, Inc.	10,216,000	13,841,723

Catcher Technology Co., Ltd.	1,080,000	13,502,170

Cathay Financial Holding Co., Ltd.	12,023,700	20,992,785

Chipbond Technology Corp.	2,911,000	6,283,110

CTBC Financial Holding Co., Ltd.	17,488,319	13,775,012

Eclat Textile Co., Ltd.	760,120	12,472,250

eMemory Technology, Inc.	504,000	6,785,206

Gigasolar Materials Corp.	253,600	4,550,608

Inotera Memories, Inc.(a)	3,333,000	2,654,248

Largan Precision Co., Ltd.	86,000	9,816,971

Merida Industry Co., Ltd.	608,400	3,945,107

Pegatron Corp.	2,519,000	7,370,457

Taiwan Semiconductor Manufacturing Co., Ltd.	4,487,838	20,413,467

Taiwan Semiconductor Manufacturing Co., Ltd., ADR	213,936	4,858,486

Total		141,261,600

THAILAND 2.8%
Kasikornbank PCL, Foreign Registered Shares	2,495,100	13,917,306

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	25

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Emerging Markets Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Mega Lifesciences PCL, Foreign Registered Shares	6,666,800	3,668,577

Muangthai Leasing PCL	5,742,700	3,239,820

Robinson Department Store PCL, Foreign Registered Shares	1,850,900	2,448,695

Srisawad Power 1979 PCL	3,850,300	4,549,652

Thai Union Frozen Products PCL, Foreign Registered Shares	11,916,100	7,675,450

Total		35,499,500

TURKEY 2.7%
Coca-Cola Icecek AS	550,381	9,158,984

Pegasus Hava Tasimaciligi AS(a)	794,086	7,199,839

Turk Traktor ve Ziraat Makineleri AS	73,503	1,892,357

Turkiye Garanti Bankasi AS	3,520,420	10,981,199

Turkiye Halk Bankasi AS	931,216	4,291,078

Total		33,523,457

UNITED ARAB EMIRATES 1.0%
Emaar Properties PJSC	5,639,827	11,989,955

UNITED KINGDOM 0.2%
Randgold Resources Ltd.	36,480	2,456,128

Common Stocks (continued)
Issuer	Shares	Value ($)
UNITED STATES 1.6%
Atento SA(a)	302,589	4,351,230

Cognizant Technology Solutions Corp., Class A(a)	124,554	7,609,004

Luxoft Holding, Inc.(a)	134,311	7,595,287

Total		19,555,521

Total Common Stocks
(Cost: $1,142,788,322)		1,234,794,284

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(e)(f)	14,977,566	14,977,566

Total Money Market Funds
(Cost: $14,977,566)		14,977,566

Total Investments
(Cost: $1,157,765,888)		1,249,771,850

Other Assets & Liabilities, Net		(1,099,190)

Net Assets		1,248,672,660

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at June 30, 2015 was $6,961,726, which represents 0.56% of net assets. Information concerning such security holdings at June 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Animal Healthcare Ltd.	08/11/2014 - 11/21/2014	3,935,422

Sihuan Pharmaceutical Holdings Group Ltd.	02/23/2015 - 03/04/2015	5,920,476

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2015, the value of these securities amounted to $6,961,726, which represents 0.56% of net assets.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $11,726,258 or 0.94% of net assets.

(e)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	27,429,764	271,804,511	(284,256,709)	14,977,566	11,340	14,977,566

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Emerging Markets Fund

June 30, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	27

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Emerging Markets Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Brazil	80,224,384	—	—	80,224,384

China	51,510,330	261,493,302	6,961,726	319,965,358

Czech Republic	—	4,543,736	—	4,543,736

Greece	—	2,716,108	—	2,716,108

Hong Kong	—	10,348,463	—	10,348,463

India	19,814,755	139,611,500	—	159,426,255

Indonesia	—	32,003,872	—	32,003,872

Mexico	36,291,891	—	—	36,291,891

Peru	11,026,611	—	—	11,026,611

Philippines	—	46,509,269	—	46,509,269

Poland	—	5,614,536	—	5,614,536

Russian Federation	13,406,825	28,808,503	—	42,215,328

South Africa	—	85,764,247	—	85,764,247

South Korea	—	153,858,065	—	153,858,065

Taiwan	4,858,486	136,403,114	—	141,261,600

Thailand	—	35,499,500	—	35,499,500

Turkey	—	33,523,457	—	33,523,457

United Arab Emirates	—	11,989,955	—	11,989,955

United Kingdom	—	2,456,128	—	2,456,128

United States	19,555,521	—	—	19,555,521

Total Common Stocks	236,688,803	991,143,755	6,961,726	1,234,794,284

Money Market Funds	14,977,566	—	—	14,977,566

Total Investments	251,666,369	991,143,755	6,961,726	1,249,771,850

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Emerging Markets Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	5,284,283	5,284,283	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	29

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Columbia Variable Portfolio – Global Bond Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 22.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AUSTRALIA 1.0%
FMG Resources August 2006 Proprietary Ltd.(a)
03/01/22	9.750%	35,000	36,138

Woodside Finance Ltd.(a)
03/05/25	3.650%	2,220,000	2,133,431

Total			2,169,569

CANADA 0.7%
BC ULC/New Red Finance, Inc.(a)
01/15/22	4.625%	110,000	108,350
04/01/22	6.000%	36,000	36,990

Bombardier, Inc.(a)
03/15/20	7.750%	66,000	66,363
03/15/25	7.500%	61,000	55,357

Catamaran Corp.
03/15/21	4.750%	33,000	36,548

MDC Partners, Inc.(a)
04/01/20	6.750%	115,000	114,569

NOVA Chemicals Corp.(a)
05/01/25	5.000%	46,000	46,172

Thomson Reuters Corp.
05/23/43	4.500%	525,000	475,239

Valeant Pharmaceuticals International, Inc.(a)
05/15/23	5.875%	120,000	123,000
04/15/25	6.125%	477,000	490,714

Videotron Ltd.
07/15/22	5.000%	57,000	56,857

Videotron Ltd.(a)
06/15/24	5.375%	56,000	56,000

Total			1,666,159

CHILE 0.2%
Empresa Nacional de Telecomunicaciones SA(a)
08/01/26	4.750%	430,000	422,110

FRANCE —%
Numericable-SFR(a)
05/15/22	6.000%	82,000	80,821

GERMANY —%
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/25	5.000%	82,000	81,385

IRELAND —%
AerCap Ireland Capital Ltd./Global Aviation Trust(a)
10/01/21	5.000%	42,000	43,208

Grifols Worldwide Operations Ltd.
04/01/22	5.250%	61,000	61,152

Total			104,360

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ITALY 0.1%
Telecom Italia SpA(a)
05/30/24	5.303%	92,000	91,540

Wind Acquisition Finance SA(a)
07/15/20	4.750%	118,000	116,230

Total			207,770

LUXEMBOURG 0.3%
Altice SA(a)
05/15/22	7.750%	67,000	64,823
02/15/25	7.625%	146,000	137,240

ArcelorMittal
02/25/22	7.000%	20,000	21,600
06/01/25	6.125%	25,000	24,922

INEOS Group Holdings SA(a)
02/15/19	5.875%	93,000	93,465

Intelsat Jackson Holdings SA
10/15/20	7.250%	222,000	219,502

Total			561,552

MEXICO 0.7%
Grupo Bimbo SAB de CV(a)
06/27/44	4.875%	1,580,000	1,466,524

NETHERLANDS 0.2%
NXP BV/Funding LLC(a)
02/15/21	5.750%	57,000	59,280
06/15/22	4.625%	48,000	47,340

Schaeffler Finance BV(a)
05/15/21	4.250%	75,000	73,125
05/15/21	4.750%	55,000	55,275

Sensata Technologies BV(a)
10/01/25	5.000%	60,000	58,425

UPCB Finance IV Ltd.(a)
01/15/25	5.375%	73,000	69,678

Total			363,123

PERU 0.2%
Union Andina de Cementos SAA(a)
10/30/21	5.875%	400,000	404,500

RUSSIAN FEDERATION 0.2%
Sibur Securities Ltd.(a)
01/31/18	3.914%	463,000	431,391

UKRAINE 0.1%
MHP SA(a)
04/02/20	8.250%	397,000	321,570

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UNITED KINGDOM 0.6%
Royal Bank of Scotland Group PLC
05/28/24	5.125%	91,000	90,889

Sky PLC(a)
11/26/22	3.125%	1,125,000	1,094,748

Virgin Media Finance PLC(a)
10/15/24	6.000%	39,000	39,585
01/15/25	5.750%	93,000	93,000

Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	7,000	6,764

Total			1,324,986

UNITED STATES 18.4%
ADT Corp. (The)
07/15/22	3.500%	90,000	81,450

AES Corp. (The)
07/01/21	7.375%	125,000	137,187

AMC Entertainment, Inc.
02/15/22	5.875%	47,000	47,705

AMC Entertainment, Inc.(a)
06/15/25	5.750%	9,000	8,820

AMC Networks, Inc.
07/15/21	7.750%	55,000	59,400

APX Group, Inc.
12/01/19	6.375%	116,000	112,520

AT&T, Inc.
06/15/45	4.350%	4,200,000	3,585,607

Acadia Healthcare Co., Inc.
07/01/22	5.125%	55,000	54,588

Activision Blizzard, Inc.(a)
09/15/21	5.625%	163,000	170,742
09/15/23	6.125%	24,000	25,740

Aircastle Ltd.
03/15/21	5.125%	59,000	59,590
02/15/22	5.500%	17,000	17,351

Alere, Inc.(a)
07/01/23	6.375%	44,000	44,770

Allegion US Holding Co., Inc.
10/01/21	5.750%	36,000	37,170

Alliance Data Systems Corp.(a)
08/01/22	5.375%	198,000	195,030

Ally Financial, Inc.
02/13/22	4.125%	238,000	228,480
09/30/24	5.125%	70,000	70,175
03/30/25	4.625%	333,000	317,182

Altice US Finance I Corp.(a)
07/15/23	5.375%	39,000	38,025

Altice US Finance II Corp.(a)
07/15/25	7.750%	30,000	29,100

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Axle & Manufacturing, Inc.
03/15/21	6.250%	135,000	141,750

American Builders & Contractors Supply Co., Inc.(a)
04/15/21	5.625%	127,000	128,905

Amsted Industries, Inc.(a)
09/15/24	5.375%	198,000	196,515

Amsurg Corp.
07/15/22	5.625%	48,000	48,420

Ancestry.com, Inc.
12/15/20	11.000%	41,000	46,535

Angus Chemical Co.(a)
02/15/23	8.750%	61,000	62,220

Antero Resources Corp.
12/01/22	5.125%	123,000	116,235

ArcelorMittal
03/01/21	6.250%	82,000	85,895

Asbury Automotive Group, Inc.
12/15/24	6.000%	35,000	36,400

Ashtead Capital, Inc.(a)
07/15/22	6.500%	33,000	35,145

Audatex North America, Inc.(a)
06/15/21	6.000%	70,000	71,925

Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/25	5.250%	123,000	115,466

Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(a)
05/01/21	7.375%	55,000	58,850

B&G Foods, Inc.
06/01/21	4.625%	96,000	94,560

Berkshire Hathaway Energy Co.
02/01/45	4.500%	150,000	147,619

Berry Plastics Corp.
05/15/22	5.500%	58,000	58,218
07/15/23	5.125%	63,000	61,425

Blue Racer Midstream LLC/Finance Corp.(a)
11/15/22	6.125%	80,000	82,400

Boyd Gaming Corp.
05/15/23	6.875%	14,000	14,350

Burlington Northern Santa Fe LLC
04/01/45	4.150%	135,000	124,511

CB Richard Ellis Services, Inc.
03/15/25	5.250%	137,000	141,795

CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	135,000	134,662

CCO Holdings LLC/Capital Corp.(a)
05/01/25	5.375%	55,000	53,556
05/01/27	5.875%	38,000	37,098

CEB, Inc.(a)
06/15/23	5.625%	17,000	17,085

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	31

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.
08/01/21	5.125%	22,000	22,413
02/01/22	6.875%	156,000	164,580

CIT Group, Inc.
05/15/20	5.375%	164,000	170,970

CSC Holdings LLC
11/15/21	6.750%	192,000	202,560

Cable One, Inc.(a)
06/15/22	5.750%	27,000	27,338

Calpine Corp.(a)
01/15/22	6.000%	169,000	178,717

Carrizo Oil & Gas, Inc.
04/15/23	6.250%	139,000	139,347

Case New Holland Industrial, Inc.
12/01/17	7.875%	47,000	51,465

Celanese U.S. Holdings LLC
06/15/21	5.875%	65,000	69,550

Centene Corp.
05/15/22	4.750%	44,000	45,320

CenturyLink, Inc.
03/15/22	5.800%	59,000	56,345

CenturyLink, Inc.(a)
04/01/25	5.625%	111,000	100,177

Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/20	6.375%	129,000	128,129

Chemours Co. LLC (The)(a)
05/15/23	6.625%	55,000	53,281
05/15/25	7.000%	139,000	134,830

Chesapeake Energy Corp.
08/15/20	6.625%	22,000	21,450
02/15/21	6.125%	54,000	50,760
03/15/23	5.750%	146,000	132,130

Clean Harbors, Inc.
06/01/21	5.125%	58,000	57,420

Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	163,000	169,724

Columbia Pipeline Group, Inc.(a)
06/01/45	5.800%	595,000	586,349

Comstock Resources, Inc.(a)
03/15/20	10.000%	134,000	120,879

Concho Resources, Inc.
04/01/23	5.500%	158,000	158,000

Constellation Brands, Inc.
05/01/23	4.250%	44,000	43,340
11/15/24	4.750%	42,000	42,105

ConvaTec Finance International SA PIK(a)
01/15/19	8.250%	37,000	36,353

Crestwood Midstream Partners LP/Finance Corp.(a)
04/01/23	6.250%	48,000	49,920

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crown Castle International Corp.
01/15/23	5.250%	167,000	168,211

CyrusOne LP/Finance Corp.
11/15/22	6.375%	77,000	79,695

D.R. Horton, Inc.
03/01/19	3.750%	43,000	43,323

DISH DBS Corp.
06/01/21	6.750%	104,000	108,420
03/15/23	5.000%	76,000	70,300
11/15/24	5.875%	25,000	24,016

DR Horton, Inc.
02/15/20	4.000%	30,000	29,841

DaVita HealthCare Partners, Inc.
05/01/25	5.000%	62,000	59,675

Diamond Foods, Inc.(a)
03/15/19	7.000%	117,000	119,925

Diamondback Energy, Inc.
10/01/21	7.625%	37,000	39,590

DigitalGlobe, Inc.(a)
02/01/21	5.250%	86,000	84,172

E*TRADE Financial Corp.
09/15/23	4.625%	141,000	138,532

EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	97,000	103,911

EP Energy LLC/Everest Acquisition Finance, Inc.(a)
06/15/23	6.375%	108,000	108,270

ERAC U.S.A. Finance LLC(a)
02/15/45	4.500%	450,000	413,560

Eco Services Operations LLC/Finance Corp.(a)
11/01/22	8.500%	49,000	49,245

Endo Finance LLC/Finco, Inc.(a)
02/01/25	6.000%	59,000	59,959

Energy Transfer Equity LP
01/15/24	5.875%	10,000	10,370
06/01/27	5.500%	120,000	119,700

Entegris, Inc.(a)
04/01/22	6.000%	35,000	35,963

Enterprise Products Operating LLC
02/15/45	5.100%	300,000	291,793

Equinix, Inc.
01/01/22	5.375%	81,000	81,202

FCA US LLC/CG Co-Issuer, Inc.
06/15/21	8.250%	123,000	134,070

Family Tree Escrow LLC(a)
03/01/23	5.750%	111,000	115,995

First Data Corp.
01/15/21	12.625%	153,000	176,715

Five Corners Funding Trust(a)
11/15/23	4.419%	705,000	729,162

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Florida East Coast Holdings Corp.(a)
05/01/19	6.750%	68,000	68,170

Fresenius Medical Care U.S. Finance II, Inc.(a)
01/31/22	5.875%	13,000	13,780
10/15/24	4.750%	78,000	77,220

Frontier Communications Corp.
07/01/21	9.250%	50,000	52,375
01/15/25	6.875%	234,000	195,682

GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	120,000	123,300

Gates Global LLC/Co.(a)
07/15/22	6.000%	77,000	69,685

H&E Equipment Services, Inc.
09/01/22	7.000%	59,000	60,844

HCA, Inc.
05/01/23	5.875%	58,000	61,625
02/01/25	5.375%	423,000	429,895
04/15/25	5.250%	180,000	187,200

HD Supply, Inc.
07/15/20	7.500%	47,000	49,703

HD Supply, Inc.(a)
12/15/21	5.250%	87,000	88,196

HJ Heinz Co.(a)(b)
07/15/45	5.200%	400,000	409,928

HUB International Ltd.(a)
10/01/21	7.875%	161,000	164,220

Halcon Resources Corp.(a)
02/01/20	8.625%	106,000	104,675

Hilcorp Energy I LP/Finance Co.(a)
12/01/24	5.000%	71,000	66,577

Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	106,000	110,102

Hologic, Inc.(a)(b)
07/15/22	5.250%	42,000	42,893

Huntington Ingalls Industries, Inc.(a)
12/15/21	5.000%	59,000	60,033

Huntsman International LLC
11/15/20	4.875%	68,000	67,830

IHS, Inc.(a)
11/01/22	5.000%	35,000	34,781

IMS Health, Inc.(a)
11/01/20	6.000%	56,000	57,680

Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	34,000	35,105

International Game Technology PLC(a)
02/15/22	6.250%	110,000	105,050

International Lease Finance Corp.
12/15/20	8.250%	345,000	409,687

Interval Acquisition Corp.(a)
04/15/23	5.625%	50,000	50,625

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JM Huber Corp.(a)
11/01/19	9.875%	176,000	187,880

Jaguar Holding Co. II/Merger Sub, Inc.(a)
12/01/19	9.500%	9,000	9,585

Kinder Morgan Energy Partners LP
09/01/22	3.950%	2,697,000	2,637,421
02/15/23	3.450%	785,000	739,312

LTF Merger Sub, Inc.(a)
06/15/23	8.500%	48,000	46,320

Lamar Media Corp.
01/15/24	5.375%	23,000	23,259

Laredo Petroleum, Inc.
01/15/22	5.625%	102,000	100,980
05/01/22	7.375%	33,000	34,733
03/15/23	6.250%	137,000	139,397

Level 3 Communications, Inc.
12/01/22	5.750%	114,000	113,145

Level 3 Financing, Inc.(a)
05/01/25	5.375%	300,000	289,500

LifePoint Health, Inc.
12/01/21	5.500%	43,000	44,398

MGM Resorts International
10/01/20	6.750%	60,000	63,600
12/15/21	6.625%	52,000	54,340
03/15/23	6.000%	43,000	43,538

MSCI, Inc.(a)
11/15/24	5.250%	57,000	57,713

Mallinckrodt International Finance SA/CB LLC(a)
04/15/25	5.500%	36,000	34,920

MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	383,000	393,054
07/15/23	4.500%	49,000	48,020

Matador Resources Co.(a)
04/15/23	6.875%	41,000	41,871

Meritage Homes Corp.
04/01/22	7.000%	196,000	209,230

Molson Coors Brewing Co.
05/01/42	5.000%	585,000	569,505

NCR Corp.
12/15/23	6.375%	36,000	38,160

NRG Energy, Inc.
07/15/22	6.250%	69,000	70,035

NRG Yield Operating LLC(a)
08/15/24	5.375%	115,000	115,862

National Financial Partners Corp.(a)
07/15/21	9.000%	16,000	15,800

Navient Corp.
01/15/19	5.500%	60,000	61,177
03/25/24	6.125%	136,000	130,220

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	33

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
02/15/22	5.500%	26,000	26,845
02/15/25	5.875%	146,000	151,126

Nielsen Finance Co. SARL (The)(a)
10/01/21	5.500%	40,000	40,250

Nortek, Inc.
04/15/21	8.500%	69,000	73,657

Northwest Pipeline LLC
06/15/16	7.000%	2,515,000	2,662,223
04/15/17	5.950%	1,105,000	1,186,032

Oasis Petroleum, Inc.
01/15/23	6.875%	190,000	187,625

OneMain Financial Holdings, Inc.(a)
12/15/19	6.750%	56,000	58,100

Oracle Corp.
05/15/45	4.125%	590,000	547,108

Outfront Media Capital LLC/Corp.
02/15/24	5.625%	70,000	71,925

PPL Capital Funding, Inc.
06/01/23	3.400%	3,567,000	3,554,316

PQ Corp.(a)
11/01/18	8.750%	236,000	240,720

Pacific Gas & Electric Co.
02/15/44	4.750%	474,000	488,765

Parsley Energy LLC/Finance Corp.(a)
02/15/22	7.500%	156,000	158,292

Peabody Energy Corp.
11/15/18	6.000%	15,000	7,200

Penn National Gaming, Inc.
11/01/21	5.875%	59,000	59,443

Penske Automotive Group, Inc.
12/01/24	5.375%	118,000	119,475

PetSmart, Inc.(a)
03/15/23	7.125%	59,000	61,803

Pinnacle Entertainment, Inc.
08/01/21	6.375%	34,000	36,083

Post Holdings, Inc.
02/15/22	7.375%	42,000	42,735

Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	112,000	106,960

Qualitytech LP/Finance Corp.
08/01/22	5.875%	84,000	84,420

Quicken Loans, Inc.(a)
05/01/25	5.750%	141,000	135,007

Quintiles Transnational Corp.(a)
05/15/23	4.875%	42,000	42,210

RHP Hotel Properties LP/Finance Corp.(a)
04/15/23	5.000%	35,000	34,300

Range Resources Corp.
03/15/23	5.000%	85,000	83,300

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Regency Energy Partners LP/Finance Corp.
03/01/22	5.875%	156,000	166,064

Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	120,000	123,000

Rite Aid Corp.(a)
04/01/23	6.125%	60,000	61,800

Riverbed Technology, Inc.(a)
03/01/23	8.875%	37,000	35,890

Rose Rock Midstream LP/Finance Corp.(a)
11/15/23	5.625%	34,000	32,895

SBA Communications Corp
07/15/22	4.875%	41,000	39,924

SM Energy Co.
06/01/25	5.625%	95,000	94,031

SS&C Technologies Holdings, Inc.(a)(b)
07/15/23	5.875%	63,000	63,630

Sabine Pass Liquefaction LLC(a)
03/01/25	5.625%	98,000	97,020

SandRidge Energy, Inc.(a)
06/01/20	8.750%	41,000	37,208

Scientific Games International, Inc.
12/01/22	10.000%	107,000	102,452

Scientific Games International, Inc.(a)
01/01/22	7.000%	124,000	128,030

Serta Simmons Holdings LLC(a)
10/01/20	8.125%	67,000	70,852

Signode Industrial Group Luxembourg SA/US, Inc.(a)
05/01/22	6.375%	110,000	106,700

Sirius XM Radio, Inc.(a)
04/15/25	5.375%	59,000	56,935

Spectrum Brands, Inc.
11/15/22	6.625%	54,000	57,510

Spectrum Brands, Inc.(a)
07/15/25	5.750%	228,000	231,420

Springleaf Finance Corp.
12/15/17	6.900%	110,000	116,875
10/01/23	8.250%	52,000	57,200

Springs Industries, Inc.
06/01/21	6.250%	243,000	240,874

Sprint Communications, Inc.(a)
11/15/18	9.000%	500,000	565,000

Standard Pacific Corp.
11/15/24	5.875%	34,000	35,020

Sterigenics-Nordion Holdings LLC(a)
05/15/23	6.500%	48,000	48,720

Surgical Care Affiliates, Inc.(a)
04/01/23	6.000%	28,000	28,000

Synovus Financial Corp.
02/15/19	7.875%	96,000	108,000

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
01/15/22	6.125%	63,000	65,047
04/28/22	6.731%	58,000	60,465
04/01/23	6.625%	18,000	18,698
04/28/23	6.836%	62,000	65,177
01/15/24	6.500%	25,000	25,813
03/01/25	6.375%	103,000	105,317

Talen Energy Supply LLC(a)
06/01/25	6.500%	54,000	54,000

Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	132,000	130,680
11/15/23	4.250%	123,000	113,775

Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/23	5.875%	86,000	84,710

Teleflex, Inc.
06/15/24	5.250%	8,000	8,102

Tempur Sealy International, Inc.
12/15/20	6.875%	19,000	20,140

Tenet Healthcare Corp.
10/01/20	6.000%	92,000	98,095
04/01/21	4.500%	29,000	28,710

Tenet Healthcare Corp.(a)
03/01/19	5.500%	158,000	159,382
06/15/23	6.750%	82,000	83,640

Tesoro Logistics LP/Finance Corp.(a)
10/15/19	5.500%	38,000	39,425
10/15/22	6.250%	63,000	65,205

Time Warner Cable, Inc.
09/15/42	4.500%	1,230,000	1,003,313

TransDigm, Inc.
10/15/20	5.500%	76,000	75,525

TransDigm, Inc.(a)
05/15/25	6.500%	37,000	36,630

Transocean, Inc.
12/15/21	6.875%	21,000	18,900
10/15/22	4.300%	74,000	55,685

USG Corp.(a)
11/01/21	5.875%	22,000	23,128

United Rentals North America, Inc.
04/15/22	7.625%	68,000	73,610
06/15/23	6.125%	21,000	21,446

Universal Health Services, Inc.(a)
08/01/22	4.750%	58,000	59,885

Univision Communications, Inc.(a)
05/15/23	5.125%	75,000	72,750
02/15/25	5.125%	257,000	248,056

VeriSign, Inc.(a)
04/01/25	5.250%	84,000	83,790

Verizon Communications, Inc.
11/01/42	3.850%	1,020,000	843,058

WhiteWave Foods Co. (The)
10/01/22	5.375%	132,000	139,260

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Whiting Petroleum Corp.(a)
04/01/23	6.250%	171,000	169,717

Windstream Services LLC
10/15/20	7.750%	44,000	43,065

ZF North America Capital, Inc.(a)
04/29/25	4.750%	195,000	188,785

Zayo Group LLC/Capital, Inc.(a)
04/01/23	6.000%	155,000	153,093
05/15/25	6.375%	60,000	58,200

Zebra Technologies Corp.(a)
10/15/22	7.250%	98,000	106,085

iHeartCommunications, Inc.
09/15/22	9.000%	89,000	80,322

iHeartCommunications, Inc.(a)
03/15/23	10.625%	59,000	55,755

iStar Financial, Inc.
07/01/19	5.000%	123,000	121,309

Total			41,273,793

VIRGIN ISLANDS 0.1%
Platform Specialty Products Corp.(a)
02/01/22	6.500%	181,000	186,883

Total Corporate Bonds & Notes
(Cost: $51,953,164)			51,066,496

Residential Mortgage-Backed Securities — Agency 0.9%
UNITED STATES 0.9%
Federal Home Loan Mortgage Corp.
09/01/17 - 08/01/33	6.500%	53,795	60,513
05/01/18	4.500%	31,899	33,221
04/01/33	6.000%	148,768	170,474

Federal National Mortgage Association
04/01/17	6.500%	12,981	13,340
05/01/32 - 11/01/32	7.500%	100,845	117,922
04/01/33 - 01/01/36	6.000%	1,508,091	1,727,837

Total			2,123,307

Total Residential Mortgage-Backed Securities — Agency
(Cost: $1,904,214)			2,123,307

Residential Mortgage-Backed Securities — Non-Agency 1.5%
UNITED STATES 1.5%
Citigroup Mortgage Loan Trust, Inc. CMO Series 2013-2 Class 1A3(a)(c)
11/25/37	2.614%	3,368,110	3,309,469

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $3,423,520)			3,309,469

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	35

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2015 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency 4.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UNITED STATES 4.1%
Banc of America Merrill Lynch Re-Remic Trust Series 2014-FRR7 Class A(a)(c)
10/26/44	2.431%	4,100,000	4,041,406

GS Mortgage Securities Trust Series 2007-GG10 Class AM(c)
08/10/45	5.795%	2,500,000	2,546,258

General Electric Capital Assurance Co. Series 2003-1 Class A4(a)(c)
05/12/35	5.254%	6,160	6,159

JPMorgan Chase Commercial Mortgage Securities Trust(c) Series 2005-LDP3 Class ASB
08/15/42	4.893%	14	14
Series 2006-LDP7 Class ASB
04/15/45	6.100%	128,394	128,722

Rialto Real Estate Fund LP Series 2014-LT5 Class A(a)
05/15/24	2.850%	2,447,059	2,448,150

Total			9,170,709

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $9,191,204)			9,170,709

Asset-Backed Securities — Non-Agency 8.3%
UNITED STATES 8.3%
Centre Point Funding LLC Series 2012-2A Class 1(a)
08/20/21	2.610%	2,859,391	2,862,513

Exeter Automobile Receivables Trust Series 2015-1A Class A(a)
06/17/19	1.600%	2,764,445	2,760,843

New York Mortgage Trust Residential LLC(a)(c) Series 2013-RP1A Class A
07/25/18	4.250%	1,902,900	1,940,362
Series 2013-RP2A Class A
09/25/18	4.600%	1,706,806	1,737,005

SBA Tower Trust(a)
04/16/18	2.240%	6,500,000	6,459,544

SpringCastle America Funding LLC Series 2014-AA Class A(a)
05/25/23	2.700%	1,901,056	1,912,824

Westgate Resorts LLC Series 2013-1A Class B(a)
08/20/25	3.750%	843,904	852,818

Total			18,525,909

Total Asset-Backed Securities — Non-Agency
(Cost: $18,540,679)			18,525,909

Inflation-Indexed Bonds(d) 4.0%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
ITALY 2.7%
Italy Buoni Poliennali Del Tesoro
09/15/19	2.350%	EUR	2,884,102	3,480,496
09/15/21	2.100%	EUR	1,537,266	1,857,558
09/15/41	2.550%	EUR	653,232	819,386

Total				6,157,440

MEXICO 1.3%
Mexican Udibonos
11/15/40	4.000%	MXN	42,214,176	2,886,711

Total Inflation-Indexed Bonds
(Cost: $9,370,996)				9,044,151

Foreign Government Obligations(d)(e) 43.5%
ARGENTINA 0.8%
Argentina Bonar Bonds
04/17/17	7.000%		1,815,000	1,771,441

AUSTRALIA 3.6%
Australia Government Bond
10/21/19	2.750%	AUD	7,200,000	5,675,953
04/21/37	3.750%	AUD	3,140,000	2,463,608

Total				8,139,561

BRAZIL 6.2%
Brazil Notas do Tesouro Nacional Series F
01/01/25	10.000%	BRL	30,000,000	8,353,291

Brazil Notas do Tesouro Nacional
01/01/17	10.000%	BRL	16,136,000	4,930,731

Brazilian Government International Bond
01/07/41	5.625%		606,000	578,730

Petrobras Global Finance BV
01/27/21	5.375%		106,000	101,885

Total				13,964,637

CANADA 1.3%
Canadian Government Bond
06/01/37	5.000%	CAD	2,569,000	3,019,676

COLOMBIA 1.6%
Colombia Government International Bond
09/18/37	7.375%		414,000	510,255
01/18/41	6.125%		402,000	436,548

Empresas Publicas de Medellin ESP(a)
09/10/24	7.625%	COP	7,105,000,000	2,639,951

Total				3,586,754

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2015 (Unaudited)

Foreign Government Obligations(d)(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
CROATIA 0.1%
Croatia Government International Bond(a)
01/26/24	6.000%		200,000	211,450

DOMINICAN REPUBLIC 0.6%
Dominican Republic International Bond(a)
04/20/27	8.625%		1,092,000	1,304,940

EL SALVADOR 0.1%
El Salvador Government International Bond(a)
01/24/23	7.750%		252,000	273,735

GEORGIA 0.2%
Georgian Railway JSC(a)
07/11/22	7.750%		463,000	493,095

GHANA 0.3%
Republic of Ghana(a)
01/18/26	8.125%		662,000	602,552

GUATEMALA 0.4%
Guatemala Government Bond(a)
06/06/22	5.750%		728,000	782,600

HUNGARY 0.6%
Hungary Government International Bond
03/25/24	5.375%		378,000	409,658
03/29/41	7.625%		696,000	922,297

Total				1,331,955

INDONESIA 3.5%
Indonesia Government International Bond(a)
01/17/18	6.875%		622,000	695,863
05/05/21	4.875%		364,000	385,840
01/15/24	5.875%		1,324,000	1,463,020
01/17/38	7.750%		202,000	257,045

Indonesia Treasury Bond
05/15/16	10.750%	IDR	8,410,000,000	649,713
11/15/20	11.000%	IDR	18,370,000,000	1,536,039
07/15/22	10.250%	IDR	16,217,000,000	1,336,940
03/15/29	9.000%	IDR	18,064,000,000	1,428,048

Total				7,752,508

ITALY —%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	191	309

KAZAKHSTAN 0.1%
KazMunayGas National Co. JSC(a)
07/02/18	9.125%		199,000	224,870

Foreign Government Obligations(d)(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
MALAYSIA 1.5%
Malaysia Government Bond
03/31/20	3.492%	MYR	12,950,000	3,403,506

MEXICO 5.0%
Mexican Bonos
12/07/23	8.000%	MXN	12,910,000	928,172
05/31/29	8.500%	MXN	9,430,000	714,805
11/23/34	7.750%	MXN	111,220,000	7,875,275

Mexico Government International Bond
09/27/34	6.750%		104,000	130,520

Petroleos Mexicanos
03/01/18	5.750%		501,000	545,003
01/24/22	4.875%		430,000	447,144
01/18/24	4.875%		563,000	577,075

Total				11,217,994

NETHERLANDS 0.2%
Petrobras Global Finance BV
03/17/24	6.250%		563,000	543,560

PANAMA 0.1%
Ena Norte Trust(a)
04/25/23	4.950%		295,095	301,735

PARAGUAY 0.1%
Republic of Paraguay(a)
08/11/44	6.100%		232,000	237,220

PERU 0.7%
Corporacion Financiera de Desarrollo SA(a)(c)
07/15/29	5.250%		200,000	201,500

Peruvian Government International Bond
08/12/26	8.200%	PEN	3,840,000	1,349,966

Total				1,551,466

PHILIPPINES 0.8%
Philippine Government International Bond
01/14/36	6.250%	PHP	57,000,000	1,453,064

Power Sector Assets & Liabilities Management Corp.(a)
05/27/19	7.250%		232,000	272,020

Total				1,725,084

ROMANIA 2.4%
Romania Government Bond
02/24/25	4.750%	RON	19,500,000	5,077,482

Romanian Government International Bond(a)
01/22/24	4.875%		232,000	244,760

Total				5,322,242

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	37

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2015 (Unaudited)

Foreign Government Obligations(d)(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
RUSSIAN FEDERATION 1.2%
Gazprom OAO Via Gaz Capital SA(a)
11/22/16	6.212%		199,000	206,711
03/07/22	6.510%		1,274,000	1,275,911
08/16/37	7.288%		189,000	186,165

Russian Foreign Bond — Eurobond(c)
03/31/30	7.500%		836,250	979,657

Total				2,648,444

SERBIA 0.1%
Republic of Serbia(a)
12/03/18	5.875%		232,000	243,600

SPAIN 0.9%
Spain Government Bond(a)
01/31/22	5.850%	EUR	640,000	896,018
10/31/44	5.150%	EUR	780,000	1,161,267

Total				2,057,285

TRINIDAD AND TOBAGO 0.9%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/19	9.750%		1,683,000	1,960,695

TURKEY 4.1%
Export Credit Bank of Turkey(a)
04/24/19	5.875%		250,000	264,025
09/23/21	5.000%		463,000	467,051

Turkey Government Bond
07/10/19	8.500%	TRY	7,000,000	2,538,711
02/05/20	7.400%	TRY	6,500,000	2,245,812

Turkey Government International Bond
02/16/17	5.500%	EUR	1,000,000	1,192,956
06/05/20	7.000%		440,000	502,244
02/05/25	7.375%		430,000	516,000
03/17/36	6.875%		1,327,000	1,539,320

Total				9,266,119

UNITED KINGDOM 4.9%
United Kingdom Gilt
03/07/25	5.000%	GBP	5,490,000	10,875,951

URUGUAY 0.1%
Uruguay Government International Bond
03/21/36	7.625%		182,000	242,515

Foreign Government Obligations(d)(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VENEZUELA 0.8%
Petroleos de Venezuela SA
10/28/15	5.000%	495,000	485,595
04/12/17	5.250%	955,000	475,542

Venezuela Government International Bond
02/26/16	5.750%	546,000	451,133
05/07/23	9.000%	755,900	292,911

Total			1,705,181

ZAMBIA 0.3%
Zambia Government International Bond(a)
04/14/24	8.500%	662,000	665,310

Total Foreign Government Obligations
(Cost: $108,123,947)			97,427,990

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
UNITED STATES 0.1%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan(c)(f)
08/21/20	5.750%	182,000	183,707

Riverbed Technology, Inc. Term Loan(c)(f)
04/24/22	6.000%	71,272	71,950

Total			255,657

Total Senior Loans
(Cost: $255,637)			255,657

Money Market Funds 9.4%
		Shares	Value ($)

Columbia Short-Term Cash Fund, 0.118%(g)(h)		21,103,564	21,103,564

Total Money Market Funds
(Cost: $21,103,564)			21,103,564

Total Investments
(Cost: $223,866,925)			212,027,252

Other Assets & Liabilities, Net			12,182,950

Net Assets			224,210,202

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2015 (Unaudited)

At June 30, 2015, cash totaling $3,668,210 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2015

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	07/24/2015	8,970,000	AUD	6,943,677	USD	32,015	—

Citigroup Global Markets Inc.	07/24/2015	7,400,000,000	COP	2,929,533	USD	96,006	—

Citigroup Global Markets Inc.	07/24/2015	67,410,000,000	IDR	4,997,776	USD	—	(27,235)

Citigroup Global Markets Inc.	07/24/2015	648,803	USD	4,297,000	DKK	—	(6,271)

Credit Suisse	07/24/2015	575,000	EUR	643,287	USD	2,055	—

Credit Suisse	07/24/2015	590,000	EUR	657,720	USD	—	(240)

Credit Suisse	07/24/2015	26,081,779	USD	23,183,000	EUR	—	(228,401)

Credit Suisse	07/24/2015	853,159	USD	750,000	EUR	—	(16,769)

Deutsche Bank	07/24/2015	20,604,000	RON	5,173,180	USD	41,110	—

Deutsche Bank	07/24/2015	243,307	USD	897,000	PLN	—	(4,892)

Goldman, Sachs & Co.	07/24/2015	137,078,000	MXN	8,871,501	USD	164,634	—

Goldman, Sachs & Co.	07/24/2015	41,000,000	MXN	2,667,309	USD	63,086

Goldman, Sachs & Co.	07/24/2015	719,761	USD	5,900,000	SEK	—	(7,716)

HSBC Securities (USA), Inc.	07/24/2015	37,930,000	JPY	310,157	USD	147	—

HSBC Securities (USA), Inc.	07/24/2015	161,600,000	JPY	1,305,351	USD	—	(15,440)

HSBC Securities (USA), Inc.	07/24/2015	11,068,000	MYR	2,943,226	USD	4,034	—

HSBC Securities (USA), Inc.	07/24/2015	27,166,474	USD	3,350,558,000	JPY	218,353	—

HSBC Securities (USA), Inc.	07/24/2015	734,772	USD	9,146,000	ZAR	13,976	—

Morgan Stanley & Co.	07/24/2015	80,000,000	HUF	282,068	USD	—	(534)

Morgan Stanley & Co.	07/31/2015	10,039,000	EUR	11,267,974	USD	71,535	—

Morgan Stanley & Co.	07/31/2015	10,091,000	EUR	11,229,467	USD	—	(24,968)

Standard Chartered Bank	07/24/2015	45,997,000	BRL	14,635,675	USD	—	(37,695)

Standard Chartered Bank	07/24/2015	1,795,000	GBP	2,804,880	USD	—	(15,066)

Standard Chartered Bank	07/24/2015	4,402,000	PEN	1,387,331	USD	7,287	—

State Street Bank & Trust Company	07/24/2015	3,723,000	CAD	3,042,688	USD	62,831	—

State Street Bank & Trust Company	07/24/2015	2,115,438	USD	2,607,000	CAD	—	(28,817)

UBS Securities	07/24/2015	13,362,000	TRY	4,838,035	USD	—	(113,034)

Total						777,069	(527,078)

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 10Y BOND FUT	151	AUD	14,593,468	09/2015	36,351	—

EURO-BUND FUTURE	194	EUR	32,874,684	09/2015	157,884	—

LONG GILT FUTURE	74	GBP	13,456,216	09/2015	—	(127,058)

US 10YR NOTE (CBT)	203	USD	25,612,892	09/2015	49,682	—

US 2YR NOTE (CBT)	5	USD	1,094,688	09/2015	1,739	—

Total			87,631,948		245,656	(127,058)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	39

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2015 (Unaudited)

Futures Contracts Outstanding at June 30, 2015 (continued)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO BUXL 30Y BND	(41)	EUR	(6,794,161)	09/2015	—	(14,282)

Euro-BTP Future	(4)	EUR	(580,658)	09/2015	—	(2,661)

US 5YR NOTE (CBT)	(280)	USD	(33,392,187)	09/2015	19,706	—

US ULTRA BOND(CBT)	(4)	USD	(616,250)	09/2015	—	(5,881)

Total			(41,383,256)		19,706	(22,824)

Credit Default Swap Contracts Outstanding at June 30, 2015

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America Investment Grade 24-V1	6/20/2020	1.000	0.700	19,000,000	(62,801)	4,750	—	(58,051)

*	Centrally cleared swap contract

**	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at June 30, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	28-Day MXN TIIE-Banxico	Receive	5.5190	3/5/2020	MXN	88,000,000	—	—	(69,659)

Morgan Stanley*	6-Month HUF-BUBOR	Receive	2.2190	6/2/2020	HUF	3,400,000,000	(53)	130,910	—

Morgan Stanley*	6-Month HUF-BUBOR	Receive	2.3000	6/4/2020	HUF	4,300,000,000	(68)	109,527	—

Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.9590	1/28/2025	USD	52,000,000	(475)	1,713,316	—

Morgan Stanley*	6-Month JPY LIBOR-BBA	Pay	1.3230	4/14/2045	JPY	110,000,000	(16)	—	(34,017)
Total								1,953,753	(103,676)

*	Centrally cleared swap contract

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $66,515,242 or 29.67% of net assets.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(c)	Variable rate security.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(e)	Principal and interest may not be guaranteed by the government.

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(f)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(g)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	31,874,792	629,177,548	(639,948,776)	21,103,564	28,041	21,103,564

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysia Ringgits
PEN	Peru Nuevos Soles
PLN	Polish Zloty
PHP	Philippine Peso
RON	Romania, New Lei
SEK	Swedish Krona
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	41

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Corporate Bonds & Notes	—	51,066,496	—	51,066,496

Residential Mortgage-Backed Securities — Agency	—	2,123,307	—	2,123,307

Residential Mortgage-Backed Securities — Non-Agency	—	3,309,469	—	3,309,469

Commercial Mortgage-Backed Securities — Non-Agency	—	9,170,709	—	9,170,709

Asset-Backed Securities — Non-Agency	—	18,525,909	—	18,525,909

Inflation-Indexed Bonds	—	9,044,151	—	9,044,151

Foreign Government Obligations	—	97,427,990	—	97,427,990

Senior Loans	—	255,657	—	255,657

Money Market Funds	21,103,564	—	—	21,103,564

Total Investments	21,103,564	190,923,688	—	212,027,252

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	777,069	—	777,069

Futures Contracts	265,362	—	—	265,362

Swap Contracts	—	1,953,753	—	1,953,753

Liabilities

Forward Foreign Currency Exchange Contracts	—	(527,078)	—	(527,078)

Futures Contracts	(149,882)	—	—	(149,882)

Swap Contracts	—	(161,727)	—	(161,727)

Total	21,219,044	192,965,705	—	214,184,749

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

42	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
2,767,929	—	—	2,767,929

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	43

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 33.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.5%
Bombardier, Inc.(b)
03/15/25	7.500%	769,000	697,867

Huntington Ingalls Industries, Inc.(b)
12/15/21	5.000%	508,000	516,890

L-3 Communications Corp.
07/15/20	4.750%	1,806,000	1,906,061
02/15/21	4.950%	2,537,000	2,707,537

Lockheed Martin Corp.
09/15/21	3.350%	13,985,000	14,393,796
03/01/25	2.900%	6,602,000	6,341,868

TransDigm, Inc.
07/15/24	6.500%	427,000	421,663

TransDigm, Inc.(b)
05/15/25	6.500%	643,000	636,570

Total			27,622,252

AUTOMOTIVE 1.0%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	158,000	161,555
03/15/21	6.250%	899,000	943,950

Ford Motor Co.
02/01/29	6.375%	5,630,000	6,641,790

Ford Motor Credit Co. LLC
11/04/19	2.597%	6,600,000	6,551,833

Ford Motor Credit Co. LLC(c)
11/08/16	0.726%	14,740,000	14,705,612
03/27/17	0.912%	23,595,000	23,525,489

Gates Global LLC/Co.(b)
07/15/22	6.000%	331,000	299,555

Schaeffler Finance BV(b)
05/15/21	4.250%	217,000	211,575
05/15/21	4.750%	520,000	522,600

Schaeffler Holding Finance BV PIK(b)
11/15/19	6.250%	296,000	311,910

Tenneco, Inc.
12/15/24	5.375%	710,000	729,525

ZF North America Capital, Inc.(b)
04/29/22	4.500%	175,000	171,421
04/29/25	4.750%	1,176,000	1,138,521

Total			55,915,336

BANKING 8.4%
Ally Financial, Inc.
05/19/22	4.625%	367,000	362,413
09/30/24	5.125%	2,051,000	2,056,128
03/30/25	4.625%	168,000	160,020

Bank of America Corp.
05/02/17	5.700%	8,035,000	8,572,437
01/11/23	3.300%	8,922,000	8,786,716

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
01/22/25	4.000%		6,295,000	6,133,181
Bank of New York Mellon Corp. (The)
05/15/19	5.450%		5,275,000	5,907,847

Bank of New York Mellon Corp. (The)(c)
12/29/49	4.500%		8,545,000	7,882,762

Barclays Bank PLC(c)
04/10/23	7.750%		3,463,000	3,757,355
12/15/49	6.278%		3,100,000	3,371,250
12/31/49	6.625%		16,590,000	16,140,245
12/31/49	8.250%		7,060,000	7,455,078

Barclays PLC
09/11/24	4.375%		3,515,000	3,383,869

Capital One Bank USA NA
02/15/23	3.375%		4,145,000	4,026,374

Citigroup, Inc.
08/25/36	6.125%		3,950,000	4,512,377

Citigroup, Inc.(c)
08/14/17	0.765%		16,060,000	15,961,986

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(b)(c)
12/31/49	11.000%		10,925,000	13,847,437

Discover Financial Services
04/27/22	5.200%		5,900,000	6,273,287
11/21/22	3.850%		11,154,000	11,074,762

Fifth Third Bancorp(c)
12/31/49	5.100%		24,906,000	23,349,375

HBOS PLC(b)
05/21/18	6.750%		17,555,000	19,464,159

HSBC Holdings PLC(c)
12/31/49	6.375%		26,439,000	26,505,097

HSBC USA, Inc.
09/27/20	5.000%		4,400,000	4,882,970

JPMorgan Chase & Co.(c)
12/31/49	6.100%		12,675,000	12,690,844

JPMorgan Chase Bank NA(c)
06/13/16	0.616%		20,035,000	19,987,818

JPMorgan Chase Capital XXI(c)
02/02/37	1.229%		29,628,000	24,702,345

KBC Groep NV(c)
12/31/49	5.625%	EUR	12,110,000	13,213,936

KeyCorp Capital I(c)
07/01/28	1.024%		16,358,000	13,822,510

Lloyds Bank PLC
05/14/18	1.750%		30,230,000	30,199,649

Lloyds Banking Group PLC
11/04/24	4.500%		6,355,000	6,358,737

Lloyds Banking Group PLC(b)(c)
12/31/49	6.657%		4,072,000	4,565,730

M&T Bank Corp.
12/31/49	6.875%		12,155,000	12,398,100

Mellon Capital IV(c)
06/29/49	4.000%		1,625,000	1,324,375

The accompanying Notes to Financial Statements are an integral part of this statement.

44	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natixis SA(b)(c)
12/31/49	10.000%	6,382,000	7,466,940

PNC Bank NA
06/01/25	3.250%	6,520,000	6,345,362

PNC Financial Services Group, Inc. (The)(c)
12/31/49	4.850%	2,549,000	2,434,295

Rabobank Capital Funding Trust III(b)(c)
12/31/49	5.254%	18,525,000	19,117,800

Royal Bank of Scotland Group PLC
05/28/24	5.125%	999,000	997,784

Santander Holdings USA, Inc.
08/27/18	3.450%	16,714,000	17,246,809

State Street Capital Trust IV(c)
06/01/67	1.286%	6,319,000	5,513,328

State Street Corp.
03/15/18	4.956%	20,230,000	21,746,825

Synovus Financial Corp.
02/15/19	7.875%	342,000	384,750

U.S. Bancorp
07/15/22	2.950%	9,705,000	9,552,505

Wells Fargo & Co.(c)
12/31/49	5.900%	27,344,000	27,412,360

Wells Fargo Capital X
12/15/36	5.950%	4,348,000	4,419,742

Total			465,769,669

BROKERAGE/ASSET MANAGERS/EXCHANGES —%
E*TRADE Financial Corp.
11/15/22	5.375%	291,000	298,275
09/15/23	4.625%	1,035,000	1,016,888

National Financial Partners Corp.(b)
07/15/21	9.000%	148,000	146,150

Total			1,461,313

BUILDING MATERIALS 0.1%
Allegion US Holding Co., Inc.
10/01/21	5.750%	149,000	153,843

American Builders & Contractors Supply Co., Inc.(b)
04/15/21	5.625%	619,000	628,285

Gibraltar Industries, Inc.
02/01/21	6.250%	303,000	309,818

HD Supply, Inc.
07/15/20	7.500%	753,000	796,297

HD Supply, Inc.(b)
12/15/21	5.250%	1,020,000	1,034,025

Masco Corp.
04/01/25	4.450%	804,000	806,010

Nortek, Inc.
04/15/21	8.500%	783,000	835,852

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RSI Home Products, Inc.(b)
03/15/23	6.500%	399,000	399,000

USG Corp.(b)
11/01/21	5.875%	109,000	114,586

Total			5,077,716

CABLE AND SATELLITE 0.3%
Altice Financing SA(b)
02/15/23	6.625%	517,000	513,123

CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	443,000	461,828
09/30/22	5.250%	1,052,000	1,036,220

CCO Holdings LLC/Capital Corp.(b)
05/01/23	5.125%	31,000	30,148
05/01/25	5.375%	249,000	242,464
05/01/27	5.875%	528,000	515,460

CSC Holdings LLC
06/01/24	5.250%	1,532,000	1,470,720

Cequel Communications Holdings I LLC/Capital Corp.(b)
12/15/21	5.125%	386,000	350,536

Comcast Corp.
07/15/22	3.125%	4,270,000	4,249,581

DISH DBS Corp.
06/01/21	6.750%	1,645,000	1,714,912
11/15/24	5.875%	210,000	201,731

Hughes Satellite Systems Corp.
06/15/19	6.500%	183,000	198,555
06/15/21	7.625%	377,000	414,775

Intelsat Jackson Holdings SA
10/15/20	7.250%	821,000	811,764

Intelsat Luxembourg SA
06/01/21	7.750%	340,000	283,900
06/01/23	8.125%	149,000	123,670

Sirius XM Radio, Inc.(b)
04/15/25	5.375%	320,000	308,800

UPCB Finance IV Ltd.(b)
01/15/25	5.375%	733,000	699,648

Unitymedia Hessen GmbH & Co. KG NRW(b)
01/15/23	5.500%	1,000,000	1,035,000
01/15/25	5.000%	529,000	525,033

Videotron Ltd.
07/15/22	5.000%	823,000	820,942

Virgin Media Finance PLC(b)
10/15/24	6.000%	200,000	203,000
01/15/25	5.750%	1,629,000	1,629,000

Virgin Media Secured Finance PLC(b)
01/15/26	5.250%	164,000	158,465

Ziggo Bond Finance BV(b)
01/15/25	5.875%	200,000	196,000

Total			18,195,275

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	45

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHEMICALS 0.4%
Angus Chemical Co.(b)
02/15/23	8.750%	525,000	535,500

Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(b)
05/01/21	7.375%	583,000	623,810

Celanese U.S. Holdings LLC
06/15/21	5.875%	568,000	607,760

Chemours Co. LLC (The)(b)
05/15/23	6.625%	861,000	834,094
05/15/25	7.000%	204,000	197,880

Eco Services Operations LLC/Finance Corp.(b)
11/01/22	8.500%	604,000	607,020

Huntsman International LLC(b)
11/15/22	5.125%	103,000	101,455

INEOS Group Holdings SA(b)
08/15/18	6.125%	63,000	64,339
02/15/19	5.875%	629,000	632,145

LyondellBasell Industries NV
11/15/21	6.000%	4,490,000	5,139,505
02/26/55	4.625%	4,760,000	4,191,861

NOVA Chemicals Corp.(b)
08/01/23	5.250%	171,000	173,565
05/01/25	5.000%	1,192,000	1,196,470

PQ Corp.(b)
11/01/18	8.750%	3,006,000	3,066,120

Platform Specialty Products Corp.(b)
02/01/22	6.500%	1,000,000	1,032,500

WR Grace & Co.(b)
10/01/21	5.125%	603,000	607,522
10/01/24	5.625%	93,000	94,163

Total			19,705,709

CONSTRUCTION MACHINERY 0.2%
Ashtead Capital, Inc.(b)
07/15/22	6.500%	128,000	136,320

H&E Equipment Services, Inc.
09/01/22	7.000%	170,000	175,313

John Deere Capital Corp.(c)
01/16/18	0.566%	10,355,000	10,339,260

United Rentals North America, Inc.
04/15/22	7.625%	288,000	311,760
06/15/23	6.125%	1,195,000	1,220,394
11/15/24	5.750%	191,000	188,135

Total			12,371,182

CONSUMER CYCLICAL SERVICES 0.1%
ADT Corp. (The)
07/15/22	3.500%	443,000	400,915

APX Group, Inc.
12/01/19	6.375%	1,234,000	1,196,980
12/01/20	8.750%	559,000	503,100

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CEB, Inc.(b)
06/15/23	5.625%	150,000	150,750

IHS, Inc.(b)
11/01/22	5.000%	836,000	830,775

Interval Acquisition Corp.(b)
04/15/23	5.625%	415,000	420,187

Monitronics International, Inc.
04/01/20	9.125%	290,000	279,125

Total			3,781,832

CONSUMER PRODUCTS 0.1%
Serta Simmons Holdings LLC(b)
10/01/20	8.125%	999,000	1,056,442

Spectrum Brands, Inc.
11/15/20	6.375%	247,000	261,203
11/15/22	6.625%	299,000	318,435

Spectrum Brands, Inc.(b)
07/15/25	5.750%	448,000	454,720

Springs Industries, Inc.
06/01/21	6.250%	641,000	635,391

Tempur Sealy International, Inc.
12/15/20	6.875%	359,000	380,540

Total			3,106,731

DIVERSIFIED MANUFACTURING 0.3%
Amsted Industries, Inc.(b)
03/15/22	5.000%	420,000	419,475

Entegris, Inc.(b)
04/01/22	6.000%	616,000	632,940

General Electric Co.
10/09/42	4.125%	6,520,000	6,273,238
03/11/44	4.500%	2,030,000	2,061,648

United Technologies Corp.
05/15/45	4.150%	5,219,000	4,983,059

Total			14,370,360

ELECTRIC 2.5%
AES Corp. (The)
07/01/21	7.375%	757,000	830,808

Alabama Power Co.
04/01/25	2.800%	4,655,000	4,461,887
01/15/42	4.100%	1,068,000	1,014,370
03/01/45	3.750%	6,605,000	5,934,414

CMS Energy Corp.
02/15/18	5.050%	9,879,000	10,675,386

DTE Electric Co.
06/15/22	2.650%	2,150,000	2,110,808

Duke Energy Ohio, Inc.
09/01/23	3.800%	1,136,000	1,180,725

The accompanying Notes to Financial Statements are an integral part of this statement.

46	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Progress, Inc.
03/30/44	4.375%	4,050,000	4,073,757

Georgia Power Co.
09/01/40	4.750%	3,495,000	3,570,670

MidAmerican Energy Co.
10/15/24	3.500%	6,640,000	6,768,125

NRG Energy, Inc.
07/15/22	6.250%	1,007,000	1,022,105

NRG Yield Operating LLC(b)
08/15/24	5.375%	1,012,000	1,019,590

Nevada Power Co.
05/15/18	6.500%	4,500,000	5,116,307

Niagara Mohawk Power Corp.(b)
10/01/24	3.508%	6,440,000	6,453,028

Oncor Electric Delivery Co. LLC(b)
04/01/25	2.950%	13,745,000	13,178,651
04/01/45	3.750%	9,355,000	8,360,704

PPL Capital Funding, Inc.
06/01/18	1.900%	7,230,000	7,212,511
06/15/22	4.200%	4,185,000	4,402,813
06/01/23	3.400%	12,911,000	12,865,088

Pacific Gas & Electric Co.
06/15/23	3.250%	8,566,000	8,511,623
03/15/45	4.300%	4,045,000	3,885,154

Sierra Pacific Power Co.
05/15/16	6.000%	7,522,000	7,866,124

Southern California Edison Co.
09/01/40	4.500%	4,367,000	4,436,435
02/01/45	3.600%	8,466,000	7,546,432

Talen Energy Supply LLC(b)
06/01/25	6.500%	485,000	485,000

TerraForm Power Operating LLC(b)
02/01/23	5.875%	757,000	768,355

Toledo Edison Co. (The)
05/15/37	6.150%	4,700,000	5,397,344

Total			139,148,214

ENVIRONMENTAL —%
Clean Harbors, Inc.
08/01/20	5.250%	400,000	406,000

FINANCE COMPANIES 1.9%
AerCap Ireland Capital Ltd./Global Aviation Trust(b)
05/15/21	4.500%	1,556,000	1,563,780
10/01/21	5.000%	1,960,000	2,016,350

Aircastle Ltd.
03/15/21	5.125%	605,000	611,050
02/15/22	5.500%	149,000	152,074

CIT Group, Inc.
05/15/20	5.375%	980,000	1,021,650

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIT Group, Inc.(b)
02/15/19	5.500%	326,000	339,448

GE Capital Trust I(c)
11/15/67	6.375%	11,290,000	12,057,720

General Electric Capital Corp.
01/09/20	2.200%	6,355,000	6,336,189

General Electric Capital Corp.(c)
12/31/49	5.250%	25,185,000	25,814,625
11/15/67	6.375%	20,618,000	22,164,350

HSBC Finance Capital Trust IX(c)
11/30/35	5.911%	9,760,000	9,814,168

HSBC Finance Corp.
01/15/21	6.676%	14,706,000	17,013,430

International Lease Finance Corp.
12/15/20	8.250%	433,000	514,187

Navient Corp.
01/15/19	5.500%	1,443,000	1,471,312
10/26/20	5.000%	12,000	11,760
01/25/22	7.250%	174,000	183,570
03/25/24	6.125%	182,000	174,265

OneMain Financial Holdings, Inc.(b)
12/15/19	6.750%	227,000	235,513
12/15/21	7.250%	802,000	831,072

Provident Funding Associates LP/Finance Corp.(b)
06/15/21	6.750%	1,200,000	1,146,000

Quicken Loans, Inc.(b)
05/01/25	5.750%	440,000	421,300

Springleaf Finance Corp.
10/01/21	7.750%	414,000	449,190
10/01/23	8.250%	948,000	1,042,800

iStar Financial, Inc.
07/01/19	5.000%	516,000	508,905

Total			105,894,708

FOOD AND BEVERAGE 0.9%
B&G Foods, Inc.
06/01/21	4.625%	830,000	817,550

ConAgra Foods, Inc.
01/25/23	3.200%	2,580,000	2,411,036
08/15/39	6.625%	18,780,000	19,957,393

Constellation Brands, Inc.
11/15/19	3.875%	221,000	224,315
11/15/24	4.750%	784,000	785,960

Diamond Foods, Inc.(b)
03/15/19	7.000%	516,000	528,900

HJ Heinz Co.(b)(d)
07/15/22	3.500%	12,310,000	12,338,879
07/15/35	5.000%	4,090,000	4,139,162
07/15/45	5.200%	9,750,000	9,992,005

Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	318,000	318,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	47

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.
02/15/22	7.375%	79,000	80,382

WhiteWave Foods Co. (The)
10/01/22	5.375%	974,000	1,027,570

Total			52,621,152

GAMING 0.1%
Boyd Gaming Corp.
05/15/23	6.875%	292,000	299,300

GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	420,000	427,350
11/01/23	5.375%	354,000	363,735

International Game Technology PLC(b)
02/15/22	6.250%	958,000	914,890
02/15/25	6.500%	269,000	248,825

MGM Resorts International
03/01/18	11.375%	1,052,000	1,236,100
10/01/20	6.750%	234,000	248,040
12/15/21	6.625%	394,000	411,730
03/15/23	6.000%	103,000	104,288

Pinnacle Entertainment, Inc.
08/01/21	6.375%	278,000	295,027

Scientific Games International, Inc.
12/01/22	10.000%	982,000	940,265

Scientific Games International, Inc.(b)
01/01/22	7.000%	1,305,000	1,347,412

Seminole Tribe of Florida, Inc.(b)
10/01/20	6.535%	481,000	512,265

SugarHouse HSP Gaming LP/Finance Corp.(b)
06/01/21	6.375%	340,000	323,000

Tunica-Biloxi Gaming Authority(b)(e)
11/15/15	9.000%	177,000	97,350

Total			7,769,577

HEALTH CARE 0.8%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	220,000	218,350

Acadia Healthcare Co., Inc.(b)
02/15/23	5.625%	107,000	108,338

Air Medical Merger Sub Corp.(b)
05/15/23	6.375%	165,000	155,100

Alere, Inc.(b)
07/01/23	6.375%	370,000	376,475

Amsurg Corp.
07/15/22	5.625%	520,000	524,550

Becton Dickinson and Co.
05/15/24	3.875%	2,860,000	2,871,131
12/15/24	3.734%	9,905,000	9,871,680
12/15/44	4.685%	2,160,000	2,090,107

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.
08/01/21	5.125%	1,023,000	1,042,181
02/01/22	6.875%	1,180,000	1,244,900

ConvaTec Finance International SA PIK(b)
01/15/19	8.250%	370,000	363,525

DaVita HealthCare Partners, Inc.
07/15/24	5.125%	1,339,000	1,316,404
05/01/25	5.000%	214,000	205,975

Emdeon, Inc.
12/31/19	11.000%	577,000	626,045

ExamWorks Group, Inc.
04/15/23	5.625%	435,000	446,032

Fresenius Medical Care U.S. Finance II, Inc.(b)
07/31/19	5.625%	479,000	518,518
01/31/22	5.875%	763,000	808,780
10/15/24	4.750%	106,000	104,940

Fresenius Medical Care U.S. Finance, Inc.(b)
09/15/18	6.500%	223,000	245,300

HCA, Inc.
02/15/22	7.500%	807,000	927,041
02/01/25	5.375%	2,129,000	2,163,703
04/15/25	5.250%	295,000	306,800

Hologic, Inc.(b)(d)
07/15/22	5.250%	361,000	368,671

IMS Health, Inc.(b)
11/01/20	6.000%	300,000	309,000

Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	385,000	410,025

LifePoint Health, Inc.
12/01/21	5.500%	598,000	617,435

MPH Acquisition Holdings LLC(b)
04/01/22	6.625%	994,000	1,018,850

Memorial Sloan-Kettering Cancer Center
07/01/52	4.125%	15,770,000	13,871,812

Sterigenics-Nordion Holdings LLC(b)
05/15/23	6.500%	392,000	397,880

Surgical Care Affiliates, Inc.(b)
04/01/23	6.000%	318,000	318,000

Tenet Healthcare Corp.
06/01/20	4.750%	188,000	191,290
10/01/20	6.000%	157,000	167,401
04/01/21	4.500%	319,000	315,810
04/01/22	8.125%	1,841,000	2,013,133

Tenet Healthcare Corp.(b)
06/15/23	6.750%	214,000	218,280

Total			46,753,462

HEALTHCARE INSURANCE —%
Centene Corp.
05/15/22	4.750%	696,000	716,880

The accompanying Notes to Financial Statements are an integral part of this statement.

48	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HOME CONSTRUCTION 0.1%
Meritage Homes Corp.
03/01/18	4.500%	198,000	202,455
04/01/22	7.000%	1,064,000	1,135,820

Standard Pacific Corp.
12/15/21	6.250%	386,000	409,160
11/15/24	5.875%	718,000	739,540

Taylor Morrison Communities, Inc./Monarch, Inc.(b)
04/15/23	5.875%	621,000	611,685
03/01/24	5.625%	154,000	148,225

Total			3,246,885

INDEPENDENT ENERGY 1.1%
Antero Resources Corp.(b)
06/01/23	5.625%	1,029,000	994,271

Canadian Natural Resources Ltd.
11/15/21	3.450%	3,735,000	3,784,037
04/15/24	3.800%	1,050,000	1,038,255
02/01/25	3.900%	5,425,000	5,360,225
03/15/38	6.250%	3,003,000	3,326,591

Carrizo Oil & Gas, Inc.
04/15/23	6.250%	1,567,000	1,570,917

Chesapeake Energy Corp.
08/15/20	6.625%	491,000	478,725
02/15/21	6.125%	432,000	406,080
03/15/23	5.750%	648,000	586,440

Comstock Resources, Inc.(b)
03/15/20	10.000%	541,000	488,025

Concho Resources, Inc.
04/01/23	5.500%	2,074,000	2,074,000

Continental Resources, Inc.
09/15/22	5.000%	3,270,000	3,206,663
04/15/23	4.500%	1,460,000	1,407,745
06/01/24	3.800%	3,140,000	2,866,189

CrownRock LP/Finance, Inc.(b)
02/15/23	7.750%	801,000	853,065

Diamondback Energy, Inc.
10/01/21	7.625%	583,000	623,810

EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	686,000	734,878
09/01/22	7.750%	1,015,000	1,065,750

EP Energy LLC/Everest Acquisition Finance, Inc.(b)
06/15/23	6.375%	313,000	313,783

Halcon Resources Corp.
05/15/21	8.875%	385,000	253,138

Halcon Resources Corp.(b)
02/01/20	8.625%	407,000	401,913

Hilcorp Energy I LP/Finance Co.(b)
12/01/24	5.000%	192,000	180,038

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Laredo Petroleum, Inc.
01/15/22	5.625%	305,000	301,950
05/01/22	7.375%	422,000	444,155
03/15/23	6.250%	1,583,000	1,610,702

Matador Resources Co.(b)
04/15/23	6.875%	71,000	72,509

Oasis Petroleum, Inc.
11/01/21	6.500%	825,000	820,875
01/15/23	6.875%	1,232,000	1,216,600

Parsley Energy LLC/Finance Corp.(b)
02/15/22	7.500%	1,529,000	1,551,461

RSP Permian, Inc.(b)
10/01/22	6.625%	517,000	528,633

Range Resources Corp.(b)
05/15/25	4.875%	500,000	485,700

Ras Laffan Liquefied Natural Gas Co., Ltd. II(b)
09/30/20	5.298%	1,861,275	2,005,524

SM Energy Co.
06/01/25	5.625%	170,000	168,266

SM Energy Co.(b)
11/15/22	6.125%	504,000	517,961

SandRidge Energy, Inc.(b)
06/01/20	8.750%	359,000	325,793

Whiting Petroleum Corp.
03/15/21	5.750%	492,000	484,128

Whiting Petroleum Corp.(b)
04/01/23	6.250%	1,013,000	1,005,402

Woodside Finance Ltd.(b)
03/05/25	3.650%	16,076,000	15,449,116

Total			59,003,313

INTEGRATED ENERGY 0.6%
BG Energy Capital PLC(c)
11/30/72	6.500%	1,638,000	1,754,085

BP Capital Markets PLC
03/17/22	3.062%	8,530,000	8,507,762
05/10/23	2.750%	4,305,000	4,117,517
02/10/24	3.814%	5,673,000	5,776,016

Cenovus Energy, Inc.
11/15/39	6.750%	4,727,000	5,359,946

Shell International Finance BV
05/11/25	3.250%	8,580,000	8,496,594

Total			34,011,920

LEISURE 0.1%
AMC Entertainment, Inc.(b)
06/15/25	5.750%	425,000	416,500

Activision Blizzard, Inc.(b)
09/15/21	5.625%	702,000	735,345
09/15/23	6.125%	1,144,001	1,226,940

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	49

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LTF Merger Sub, Inc.(b)
06/15/23	8.500%	414,000	399,510

United Artists Theatre Circuit, Inc.(f)(g)
07/01/15	9.300%	177,047	177,047

Total			2,955,342

LIFE INSURANCE 1.9%
American International Group, Inc.
02/15/24	4.125%	12,440,000	12,908,664

Five Corners Funding Trust(b)
11/15/23	4.419%	7,160,000	7,405,395

ING Capital Funding Trust III(c)
12/31/49	3.882%	3,670,000	3,642,475

Massachusetts Mutual Life Insurance Co.(b)
04/15/65	4.500%	2,355,000	2,091,216

MetLife Capital Trust X(b)
04/08/38	9.250%	22,990,000	32,300,950

MetLife, Inc.
08/01/39	10.750%	14,277,000	23,128,740

Peachtree Corners Funding Trust(b)
02/15/25	3.976%	10,645,000	10,556,306

Prudential Financial, Inc.
12/01/17	6.000%	755,000	833,079

Prudential Financial, Inc.(c)
09/15/42	5.875%	6,935,000	7,328,908

Teachers Insurance & Annuity Association of America(b)
09/15/44	4.900%	4,525,000	4,614,093

Total			104,809,826

LODGING —%
Choice Hotels International, Inc.
07/01/22	5.750%	334,000	361,973

Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	522,000	542,201

Playa Resorts Holding BV(b)
08/15/20	8.000%	1,098,000	1,136,430

RHP Hotel Properties LP/Finance Corp.(b)
04/15/23	5.000%	302,000	295,960

Total			2,336,564

MEDIA AND ENTERTAINMENT 1.0%
AMC Networks, Inc.
12/15/22	4.750%	1,251,000	1,251,000

Cable One, Inc.(b)
06/15/22	5.750%	232,000	234,900

Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	1,176,000	1,224,510

MDC Partners, Inc.(b)
04/01/20	6.750%	518,000	516,057

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(b)
02/15/22	5.500%	856,000	883,820
02/15/25	5.875%	634,000	656,260

Nielsen Finance Co. SARL (The)(b)
10/01/21	5.500%	424,000	426,650

Outfront Media Capital LLC/Corp.
03/15/25	5.875%	797,000	820,910

Outfront Media Capital LLC/Corp.(b)
02/15/24	5.625%	36,000	36,810

Scripps Networks Interactive, Inc.
06/15/22	3.500%	14,715,000	14,476,485
06/15/25	3.950%	3,030,000	2,975,705

Sky PLC(b)
11/26/22	3.125%	5,990,000	5,828,923
09/16/24	3.750%	11,087,000	10,823,739

Thomson Reuters Corp.
09/29/24	3.850%	10,369,000	10,303,769

Univision Communications, Inc.(b)
05/15/23	5.125%	665,000	645,050
02/15/25	5.125%	1,395,000	1,346,454

iHeartCommunications, Inc.
03/01/21	9.000%	768,000	695,040

iHeartCommunications, Inc.(b)
03/15/23	10.625%	357,000	337,365

Total			53,483,447

METALS 0.4%
ArcelorMittal
03/01/21	6.250%	500,000	523,750
02/25/22	7.000%	317,000	342,360
06/01/25	6.125%	246,000	245,231
10/15/39	7.750%	795,000	791,025
03/01/41	7.500%	4,105,000	4,022,900

FMG Resources August 2006 Proprietary Ltd.(b)
03/01/22	9.750%	321,000	331,433

Peabody Energy Corp.
11/15/18	6.000%	300,000	144,000

Teck Resources Ltd.
01/15/21	4.500%	3,690,000	3,542,193
01/15/22	4.750%	1,850,000	1,718,918

Vale Overseas Ltd.
01/11/22	4.375%	9,420,000	9,202,888

Total			20,864,698

MIDSTREAM 2.0%
Blue Racer Midstream LLC/Finance Corp.(b)
11/15/22	6.125%	706,000	727,180

Columbia Pipeline Group, Inc.(b)
06/01/25	4.500%	22,772,000	22,401,841
06/01/45	5.800%	4,365,000	4,301,533

The accompanying Notes to Financial Statements are an integral part of this statement.

50	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	41,000	42,435
03/01/22	6.125%	131,000	133,620

Crestwood Midstream Partners LP/Finance Corp.(b)
04/01/23	6.250%	860,000	894,400

Energy Transfer Equity LP
01/15/24	5.875%	86,000	89,182
06/01/27	5.500%	1,035,000	1,032,413

Kinder Morgan Energy Partners LP
10/01/21	5.000%	13,333,000	14,108,221

Kinder Morgan Finance Co. LLC(b)
01/15/18	6.000%	650,000	703,658

Kinder Morgan, Inc.
06/01/18	7.250%	1,350,000	1,509,178

Kinder Morgan, Inc.(b)
11/15/23	5.625%	6,638,000	7,061,099

MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	449,000	460,786
07/15/23	4.500%	1,284,000	1,258,320
12/01/24	4.875%	1,315,000	1,285,413

NiSource Finance Corp.
02/15/23	3.850%	4,755,000	4,892,828
12/15/40	6.250%	4,820,000	5,733,867

Rose Rock Midstream LP/Finance Corp.(b)
11/15/23	5.625%	348,000	336,690

Sabine Pass Liquefaction LLC(b)
03/01/25	5.625%	1,162,000	1,150,380

Southern Natural Gas Co. LLC
03/01/32	8.000%	5,345,000	6,345,012

Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	14,000	13,860
11/15/23	4.250%	757,000	700,225

Targa Resources Partners LP/Finance Corp.(b)
01/15/18	5.000%	463,000	473,418
11/15/19	4.125%	154,000	152,460

Tesoro Logistics LP/Finance Corp.(b)
10/15/19	5.500%	60,000	62,250
10/15/22	6.250%	1,097,000	1,135,395

Williams Companies, Inc. (The)
01/15/23	3.700%	16,253,000	15,133,331
06/24/24	4.550%	6,709,000	6,501,585

Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	11,768,000	11,608,073

Williams Partners LP
09/15/45	5.100%	3,330,000	2,941,955

Total			113,190,608

NATURAL GAS 0.3%
Sempra Energy
10/01/22	2.875%	19,406,000	18,815,650

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OIL FIELD SERVICES 1.0%
Noble Holding International Ltd.
03/15/17	2.500%	19,799,000	19,774,291
03/16/18	4.000%	13,560,000	13,882,918
03/01/21	4.625%	10,625,000	10,545,387
03/15/22	3.950%	485,000	446,901
04/01/25	5.950%	7,295,000	7,192,702
04/01/45	6.950%	6,060,000	5,581,272

Transocean, Inc.
12/15/21	6.875%	120,000	108,000
10/15/22	4.300%	790,000	594,475

Total			58,125,946

OTHER FINANCIAL INSTITUTIONS —%
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	501,000	510,394

OTHER INDUSTRY 1.5%
Board of Trustees of the Leland Stanford Junior University (The)
05/01/47	3.460%	16,030,000	14,337,088

CB Richard Ellis Services, Inc.
03/15/25	5.250%	715,000	740,025

CBRE Services, Inc.
03/15/23	5.000%	374,000	377,740

Massachusetts Institute of Technology
07/01/14	4.678%	14,280,000	14,383,773

Northwestern University
12/01/38	3.688%	8,550,000	8,198,826

President and Fellows of Harvard College
10/15/40	4.875%	5,530,000	6,319,806

President and Fellows of Harvard College(b)
01/15/39	6.500%	10,800,000	14,823,022

University of Notre Dame du Lac
02/15/45	3.438%	16,105,000	14,533,393

WW Grainger, Inc.
06/15/45	4.600%	10,845,000	10,856,083

Total			84,569,756

OTHER REIT 0.1%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	581,000	601,335

Duke Realty LP
06/15/22	4.375%	3,730,000	3,897,440

Total			4,498,775

PACKAGING 0.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b)
01/31/21	6.750%	311,000	317,997

Berry Plastics Corp.
05/15/22	5.500%	300,000	301,125

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	51

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beverage Packaging Holdings (Luxembourg) II SA(b)
12/15/16	5.625%	84,000	83,843
06/15/17	6.000%	14,000	14,000

Plastipak Holdings, Inc.(b)
10/01/21	6.500%	308,000	313,390

Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	2,433,000	2,493,825
02/15/21	8.250%	1,196,000	1,240,850

Signode Industrial Group Luxembourg SA/US, Inc.(b)
05/01/22	6.375%	619,000	600,430

Total			5,365,460

PHARMACEUTICALS 1.0%
Actavis Funding SCS
03/15/22	3.450%	6,162,000	6,103,634

Actavis Funding SCS(c)
09/01/16	1.158%	2,265,000	2,273,113

Concordia Healthcare Corp.(b)
04/15/23	7.000%	145,000	145,000

Endo Finance LLC/Finco, Inc.(b)
02/01/25	6.000%	605,000	614,831

Endo Finance LLC/Ltd./Finco, Inc.(b)(d)
07/15/23	6.000%	702,000	717,795

Forest Laboratories LLC(b)
02/15/21	4.875%	11,875,000	12,875,065

Grifols Worldwide Operations Ltd.
04/01/22	5.250%	725,000	726,812

Jaguar Holding Co. I PIK(b)
10/15/17	9.375%	163,000	166,456

Jaguar Holding Co. II/Merger Sub, Inc.(b)
12/01/19	9.500%	149,000	158,685

Johnson & Johnson
12/05/33	4.375%	11,620,000	12,313,435

Mallinckrodt International Finance SA/CB LLC(b)
04/15/25	5.500%	310,000	300,700

Novartis Securities Investment Ltd.
02/10/19	5.125%	4,600,000	5,116,962

Quintiles Transnational Corp.(b)
05/15/23	4.875%	221,000	222,105

Roche Holdings, Inc.(b)
09/30/19	2.250%	6,510,000	6,554,607

Valeant Pharmaceuticals International, Inc.(b)
10/15/20	6.375%	735,000	773,587
07/15/21	7.500%	285,000	306,731
12/01/21	5.625%	210,000	214,725
03/01/23	5.500%	173,000	174,730
05/15/23	5.875%	704,000	721,600
04/15/25	6.125%	2,536,000	2,608,910

Total			53,089,483

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PROPERTY & CASUALTY 0.8%
ACE INA Holdings, Inc.
03/15/25	3.150%	3,290,000	3,214,096

Chubb Corp. (The)(c)
03/29/67	6.375%	13,427,000	14,084,923

HUB International Ltd.(b)
10/01/21	7.875%	1,548,000	1,578,960

Hub Holdings LLC/Finance, Inc. PIK(b)
07/15/19	8.125%	67,000	66,665

Liberty Mutual Group, Inc.(b)
05/01/22	4.950%	6,650,000	7,148,803
03/15/35	6.500%	6,095,000	7,127,292
05/01/42	6.500%	1,645,000	1,919,570

Transatlantic Holdings, Inc.
11/30/39	8.000%	6,043,000	7,820,422

Total			42,960,731

RAILROADS 0.3%
BNSF Funding Trust I(c)
12/15/55	6.613%	7,387,000	8,439,204

Burlington Northern Santa Fe LLC
03/15/23	3.000%	4,015,000	3,922,567

Canadian Pacific Railway Co.
03/15/23	4.450%	6,008,000	6,451,757

Florida East Coast Holdings Corp.(b)
05/01/19	6.750%	418,000	419,045

Total			19,232,573

RESTAURANTS 0.2%
BC ULC/New Red Finance, Inc.(b)
01/15/22	4.625%	777,000	765,345
04/01/22	6.000%	409,000	420,247

Yum! Brands, Inc.
11/01/21	3.750%	3,105,000	3,125,686
11/01/43	5.350%	5,815,000	5,582,627

Total			9,893,905

RETAILERS 1.1%
Asbury Automotive Group, Inc.
12/15/24	6.000%	392,000	407,680

CVS Health Corp.
08/12/19	2.250%	6,895,000	6,863,683

CVS Pass-Through Trust(b)
01/10/36	4.704%	3,870,067	4,064,136
08/11/36	4.163%	6,334,093	6,437,249

Family Tree Escrow LLC(b)
03/01/23	5.750%	699,000	730,455

Group 1 Automotive, Inc.
06/01/22	5.000%	404,000	401,980

The accompanying Notes to Financial Statements are an integral part of this statement.

52	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
04/01/21	6.625%	414,000	455,143

Macy’s Retail Holdings, Inc.
01/15/22	3.875%	2,350,000	2,436,684
07/15/27	6.790%	21,890,000	25,699,604

Neiman Marcus Group Ltd. LLC(b)
10/15/21	8.000%	200,000	210,500

Penske Automotive Group, Inc.
12/01/24	5.375%	505,000	511,313

PetSmart, Inc.(b)
03/15/23	7.125%	504,000	527,940

Rite Aid Corp.
02/15/27	7.700%	124,000	145,700

Rite Aid Corp.(b)
04/01/23	6.125%	1,018,000	1,048,540

Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	365,000	380,513

Wal-Mart Stores, Inc.
04/11/23	2.550%	4,990,000	4,818,060
04/22/24	3.300%	6,415,000	6,490,652

Total			61,629,832

TECHNOLOGY 0.7%
Alliance Data Systems Corp.(b)
12/01/17	5.250%	271,000	279,807
04/01/20	6.375%	271,000	279,808
08/01/22	5.375%	1,581,000	1,557,285

Ancestry.com, Inc.
12/15/20	11.000%	190,000	215,650

Audatex North America, Inc.(b)
06/15/21	6.000%	702,000	721,305
11/01/23	6.125%	50,000	51,375

Equinix, Inc.
01/01/22	5.375%	1,206,000	1,209,015

First Data Corp.
01/15/21	11.250%	66,000	73,260
01/15/21	12.625%	274,000	316,470
06/15/21	10.625%	76,000	84,170

First Data Corp.(b)
01/15/21	8.250%	1,471,000	1,551,905

Goodman Networks, Inc.
07/01/18	12.125%	148,000	122,840

MSCI, Inc.(b)
11/15/24	5.250%	604,000	611,550

NCR Corp.
12/15/23	6.375%	321,000	340,260

NXP BV/Funding LLC(b)
02/15/21	5.750%	500,000	520,000
06/15/22	4.625%	415,000	409,294

Oracle Corp.
05/15/22	2.500%	16,114,000	15,646,823
05/15/45	4.125%	8,679,000	8,048,054

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plantronics, Inc.(b)
05/31/23	5.500%	295,000	298,687

Qualitytech LP/Finance Corp.
08/01/22	5.875%	520,000	522,600

Riverbed Technology, Inc.(b)
03/01/23	8.875%	516,000	500,520

SS&C Technologies Holdings, Inc.(b)(d)
07/15/23	5.875%	302,000	305,020

Sensata Technologies BV(b)
10/01/25	5.000%	720,000	701,100

VeriSign, Inc.
05/01/23	4.625%	637,000	612,316

VeriSign, Inc.(b)
04/01/25	5.250%	230,000	229,425

Zebra Technologies Corp.(b)
10/15/22	7.250%	986,000	1,067,345

Total			36,275,884

TRANSPORTATION SERVICES 0.2%
ERAC U.S.A. Finance LLC(b)
02/15/45	4.500%	7,072,000	6,499,324

FedEx Corp.
02/01/45	4.100%	4,575,000	4,109,420

Total			10,608,744

WIRELESS 0.3%
Altice SA(b)
05/15/22	7.750%	1,034,000	1,000,395
02/15/25	7.625%	369,000	346,860

Altice US Finance I Corp.(b)
07/15/23	5.375%	676,000	659,100

Altice US Finance II Corp.(b)
07/15/25	7.750%	342,000	331,740

Crown Castle International Corp.
04/15/22	4.875%	323,000	326,230
01/15/23	5.250%	1,201,000	1,209,707

Numericable-SFR(b)
05/15/19	4.875%	741,000	733,590
05/15/22	6.000%	455,000	448,459

SBA Telecommunications, Inc.
07/15/20	5.750%	723,000	750,112

Sprint Communications, Inc.
08/15/20	7.000%	233,000	231,253
11/15/21	11.500%	167,000	196,643

Sprint Communications, Inc.(b)
11/15/18	9.000%	1,895,000	2,141,350
03/01/20	7.000%	142,000	154,453

Sprint Corp.
09/15/23	7.875%	1,238,000	1,207,421
06/15/24	7.125%	138,000	128,009

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	53

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
04/28/20	6.542%	4,000	4,188
04/28/21	6.633%	753,000	781,237
01/15/22	6.125%	106,000	109,445
03/01/23	6.000%	76,000	77,805
04/01/23	6.625%	1,425,000	1,480,219
01/15/24	6.500%	318,000	328,335
03/01/25	6.375%	53,000	54,193

Wind Acquisition Finance SA(b)
04/30/20	6.500%	148,000	154,660
07/15/20	4.750%	838,000	825,430
04/23/21	7.375%	507,000	512,704

Total			14,193,538

WIRELINES 1.3%
AT&T, Inc.
06/30/22	3.000%	15,045,000	14,526,910
12/15/42	4.300%	4,790,000	4,105,255
05/15/46	4.750%	5,910,000	5,377,946

CenturyLink, Inc.
12/01/23	6.750%	1,060,000	1,063,313

CenturyLink, Inc.(b)
04/01/25	5.625%	165,000	148,913

Frontier Communications Corp.
04/15/22	8.750%	1,532,000	1,516,680
01/15/23	7.125%	156,000	138,450
01/15/25	6.875%	224,000	187,320

Level 3 Communications, Inc.
12/01/22	5.750%	627,000	622,298

Level 3 Financing, Inc.
01/15/21	6.125%	161,000	168,841
08/15/22	5.375%	620,000	626,200

Telecom Italia SpA(b)
05/30/24	5.303%	300,000	298,500

Verizon Communications, Inc.
03/15/21	3.450%	5,135,000	5,234,244
11/01/21	3.000%	4,361,000	4,302,327
09/15/23	5.150%	13,551,000	14,836,190
11/01/24	3.500%	2,455,000	2,387,878
03/15/34	5.050%	9,615,000	9,679,690
09/15/43	6.550%	3,665,000	4,287,148

Windstream Services LLC
10/15/20	7.750%	92,000	90,045

Zayo Group LLC/Capital, Inc.(b)
04/01/23	6.000%	1,242,000	1,226,723
05/15/25	6.375%	40,000	38,800

Total			70,863,671

Total Corporate Bonds & Notes
(Cost: $1,890,748,185)			1,865,224,313

Residential Mortgage-Backed Securities — Agency 25.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
08/01/24	8.000%	25,767	30,285
01/01/25	9.000%	8,142	9,358
09/01/28 - 07/01/37	6.000%	8,964,079	10,211,898
04/01/30 - 04/01/32	7.000%	292,294	340,886
06/01/33	5.500%	329,449	371,885
06/01/43	3.500%	9,079,196	9,373,513

Federal Home Loan Mortgage Corp.(c)(h)
CMO IO STRIPS Series 309 Class S4
08/15/43	5.785%	4,506,991	1,094,610
CMO IO STRIPS Series 312 Class S1
09/15/43	5.765%	4,501,032	1,071,920
CMO IO STRIPS Series 337 Class S1
09/15/44	5.865%	14,496,338	3,795,846
CMO IO Series 311 Class S1
08/15/43	5.765%	12,005,262	2,615,873
CMO IO Series 326 Class S2
03/15/44	5.765%	18,389,248	4,366,218

Federal Home Loan Mortgage Corp.(h)
CMO IO Series 329 Class C5
06/15/43	3.500%	21,317,791	5,131,473
CMO IO Series 4120 Class IA
10/15/42	3.500%	10,853,398	2,097,302
CMO IO Series 4176 Class BI
03/15/43	3.500%	3,643,189	680,945
CMO IO Series 4182 Class DI
05/15/39	3.500%	7,875,319	1,268,328

Federal National Mortgage Association
11/01/21 - 04/01/22	8.000%	13,452	14,871
04/01/23	8.500%	12,804	13,589
06/01/24	9.000%	21,106	23,007
02/01/27 - 09/01/31	7.500%	129,033	146,664
09/01/28 - 05/01/45	3.000%	94,831,685	96,416,645
10/01/28 - 08/01/35	6.000%	6,953,346	7,977,404
02/01/29 - 09/01/36	5.500%	10,159,365	11,517,600
05/01/29 - 07/01/38	7.000%	9,592,331	11,424,327
04/01/30 - 04/01/45	3.500%	142,735,523	147,585,047
08/01/40 - 10/01/44	4.500%	23,618,557	25,603,014
05/01/41	5.000%	3,448,502	3,817,459
09/01/41 - 06/01/45	4.000%	117,374,723	124,641,887
CMO Series 2013-121 Class KD
08/25/41	3.500%	5,214,602	5,469,189

Federal National Mortgage Association(c)(h)
CMO IO Series 2013-101 Class CS
10/25/43	5.713%	6,766,906	1,622,349

Federal National Mortgage Association(d)
07/16/30 - 07/14/45	3.000%	77,500,000	78,681,204
07/16/30 - 07/14/45	3.500%	76,500,000	79,029,588
07/14/45	4.000%	253,500,000	268,578,281
07/14/45	4.500%	100,650,000	108,812,091
07/14/45	5.000%	78,675,000	86,911,289

Federal National Mortgage Association(h)
CMO IO Series 2012-131 Class MI
01/25/40	3.500%	11,165,223	1,988,200
CMO IO Series 2012-148 Class BI
01/25/43	3.500%	14,829,384	3,146,146

The accompanying Notes to Financial Statements are an integral part of this statement.

54	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(i)
01/01/36	5.500%	4,938,981	5,588,590

Government National Mortgage Association
06/15/41	4.500%	14,724,718	16,164,356
05/15/42	3.000%	8,674,762	8,786,659
09/20/42 - 05/20/43	3.500%	63,114,308	65,697,625

Government National Mortgage Association(d)
07/20/45	3.000%	33,260,000	33,571,812
07/20/45	3.500%	158,475,000	164,473,548
07/20/45	4.500%	7,000,000	7,600,468

Government National Mortgage Association(h)
CMO IO Series 2014-184 Class CI
11/16/41	3.500%	8,542,049	1,383,994
CMO IO Series 2015-53 Class EI
04/16/45	3.500%	2,466,817	532,725

Total Residential Mortgage-Backed Securities — Agency
(Cost: $1,404,048,039)			1,409,679,968

Residential Mortgage-Backed Securities — Non-Agency 4.8%
ASG Resecuritization Trust(b)(c) CMO Series 2009-2 Class G70
05/24/36	4.655%	3,628,000	3,680,513
CMO Series 2009-2 Class G75
05/24/36	4.655%	3,628,000	3,672,019

BCAP LLC Trust(b)(c)
08/26/36	0.305%	2,514,006	2,469,267
09/26/36	3.500%	4,604,725	4,644,271
CMO Series 2010-RR7 Class 17A7
03/26/36	5.109%	280,000	253,400
CMO Series 2012-RR10 Class 9A1
10/26/35	2.708%	1,022,805	1,035,847
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	4,064,945	4,112,365
CMO Series 2014-RR3 Class 3A1
07/26/36	0.326%	1,291,692	1,229,948
Series 2010-RR11 Class 8A1
05/27/37	5.516%	2,958,347	3,022,866

BCAP LLC Series 2013-RR2 Class 7A1(b)(c)
07/26/36	3.000%	2,542,201	2,535,845

Banc of America Funding Trust CMO Series 2012-R5 Class A(b)(c)
10/03/39	0.443%	4,500,321	4,448,870

Bayview Opportunity Master Fund Trust Series 2014-16RP Class A(b)(c)
11/28/29	3.844%	9,379,416	9,364,140

CAM Mortgage Trust Series 2015-1 Class A(b)(c)
07/15/64	3.500%	10,000,000	10,000,000

CSMC Trust CMO Series 2015-RPL1 Class A2(b)(c)
02/25/57	4.309%	1,500,000	1,453,840

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(b) CMO Series 2012-A Class A
06/25/51	2.500%	2,264,562	2,226,524

Citigroup Mortgage Loan Trust, Inc.(b)(c) CMO Series 2009-9 Class 7A2
01/25/36	2.487%	1,500,000	1,436,397
CMO Series 2010-2 Class 5A2A
12/25/35	5.500%	2,000,000	2,067,104
CMO Series 2011-12 Class 3A3
09/25/47	2.554%	2,200,000	2,134,876
CMO Series 2012-7 Class 12A1
03/25/36	2.621%	1,129,314	1,131,650
CMO Series 2012-9 Class 1A1
02/20/36	4.866%	2,595,188	2,583,687
CMO Series 2013-12 Class 2A3
09/25/35	4.750%	2,374,458	2,396,593
CMO Series 2013-2 Class 1A1
11/25/37	2.614%	2,792,571	2,795,053
CMO Series 2014-11 Class 3A3
09/25/36	0.345%	1,800,000	1,618,783
CMO Series 2014-12 Class 3A1
10/25/35	2.584%	15,451,399	15,685,225
CMO Series 2014-2 Class 3A3
08/25/37	0.325%	1,000,000	913,536
CMO Series 2014-C Class A
02/25/54	3.250%	1,399,504	1,365,242
CMO Series 2015-RP2 Class A
01/25/53	4.500%	20,000,000	20,453,490
CMO Series 2015-RP2 Class B3
01/25/53	4.500%	4,170,500	3,790,430
Series 2013-11 Class 3A3
09/25/34	2.415%	911,125	877,009

Citigroup Mortgage Loan Trust, Inc.(c) CMO Series 2015-A Class A4
06/25/58	4.250%	8,218,415	8,552,634
CMO Series 2015-A Class B3
06/25/58	4.500%	995,251	912,683

Citigroup Mortgage Loan Trust, Inc.(h) CMO IO Series 2015-A Class A1IO
06/25/58	1.000%	23,885,187	915,003

Credit Suisse Mortgage Capital Certificates(b) CMO Series 2010-9R Class 1A5
08/27/37	4.000%	3,000,000	2,940,921

Credit Suisse Mortgage Capital Certificates(b)(c) CMO Series 2009-14R Class 4A9
10/26/35	2.708%	12,807,000	12,950,084
CMO Series 2011-12R Class 3A1
07/27/36	2.142%	7,764,353	7,667,144
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	645,677	650,170
CMO Series 2011-17R Class 3A1
10/27/35	2.325%	1,368,921	1,364,032
CMO Series 2014-CIM1 Class A2
01/25/58	3.685%	3,000,000	2,995,845
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	10,052,041	10,011,833

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	55

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-RPL4 Class A2
08/25/62	4.333%	2,750,000	2,622,429
Series 2012-11 Class 3A2
06/29/47	1.184%	1,999,973	1,814,975

Credit Suisse Securities (USA) LLC(b)(c)
02/25/54	3.065%	6,593,547	6,494,684

Freddie Mac Structured Agency Credit Risk Debt Notes(c) CMO Series 2015-DNA1 Class M1
10/25/27	1.087%	8,199,436	8,163,934
CMO Series 2015-DNA1 Class M2
10/25/27	2.037%	5,970,000	5,839,682
CMO Series 2015-DNA2 Class M2
12/25/27	2.787%	7,110,000	7,124,986
CMO Series 2015-DNA2 Class M3
12/25/27	4.087%	4,000,000	3,976,472

GCAT Series 2013-RP1 Class A1(b)(c)
06/25/18	3.500%	3,671,709	3,676,749

JPMorgan Resecuritization Trust(b) CMO Series 2014-5 Class 6A
09/27/36	4.000%	2,769,301	2,771,818

JPMorgan Resecuritization Trust(b)(c) CMO Series 2014-1 Class 1016
03/26/36	2.593%	3,630,000	3,644,912

Jefferies Resecuritization Trust CMO Series 2010-R7 Class 7A4(b)(c)
10/26/36	3.250%	527,633	522,238

Morgan Stanley Re-Remic Trust(b)(c)
09/26/35	2.717%	9,472,812	9,828,042
CMO Series 2013-R3 Class 10A
10/26/35	2.708%	2,692,328	2,728,064

Morgan Stanley Resecuritization Trust(b)(c) CMO Series 2013-R9 Class 2A
06/26/46	2.715%	4,382,035	4,418,739
CMO Series 2013-R9 Class 4A
06/26/46	2.424%	2,849,485	2,847,245

NRPL Trust Series 2014-1A Class A1(b)(c)
05/25/48	3.250%	3,755,929	3,755,929

NZES Series 2015-PLS1 Class A(b)
04/25/17	5.430%	2,674,434	2,682,792

New Residential Mortgage Loan Trust CMO Series 2015-1A Class A3(b)(c)(g)
04/25/52	3.750%	9,300,000	9,524,602

Nomura Asset Acceptance Corp. Alternative Loan Trust(c) CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	189,024	191,054
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	1,196,126	1,208,799

Nomura Resecuritization Trust(b)(c) CMO Series 2012-3R Class 1A1
01/26/37	0.354%	2,648,663	2,547,401

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-6R Class 3A1
01/26/36	0.445%	5,245,093	4,900,391

Pretium Mortgage Credit PartnersI(b)(c) Series 2015-NPL1 Class A1
05/28/30	3.625%	1,792,800	1,790,111
Series 2015-NPL1 Class A2
05/28/30	4.250%	2,000,000	1,940,000

RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A2(b)(c)
08/26/35	5.108%	2,989,473	2,910,900

Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A(c)
12/25/34	4.740%	29,621	30,233

VML LLC CMO Series 2014-NPL1 Class A1(b)(c)
04/27/54	3.875%	2,345,675	2,351,352

WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A(c)
08/25/33	2.384%	3,302,417	3,389,148

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $266,185,509)			266,056,820

Commercial Mortgage-Backed Securities — Non-Agency 6.3%
American Homes 4 Rent(b) Series 2015-SFR1 Class F
04/17/52	5.885%	1,000,000	942,689

American Homes 4 Rent(b)(c) Series 2014-SFR1 Class E
06/17/31	2.750%	3,900,000	3,757,671
Series 2014-SFR1 Class F
06/17/31	3.500%	2,200,000	2,180,891

BHMS Mortgage Trust Series 2014-ATLS Class DFX(b)(c)
07/05/33	4.847%	1,000,000	998,001

Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2015-200P Class A(b)(c)
04/14/33	3.218%	5,400,000	5,343,343

Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4(c)
09/10/47	5.328%	2,831,980	2,846,312

Banc of America Merrill Lynch Re-Remic Trust Series 2015-FR11 Class A705(b)(c)
09/27/44	1.903%	1,000,000	913,601

COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4(c)
05/15/46	5.959%	5,065,482	5,406,055

CSAIL Commercial Mortgage Trust Series 2015-C2 Class A3
06/15/57	3.231%	34,900,000	34,846,275

The accompanying Notes to Financial Statements are an integral part of this statement.

56	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class A3
04/10/48	2.935%	4,500,000	4,338,856

Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4(c)
07/15/44	5.380%	1,204,406	1,205,354

Commercial Mortgage Trust Series 2015-CR22 Class A5
03/10/48	3.309%	7,165,000	7,169,035
Series 2015-CR23 Class A3
05/10/48	3.230%	25,000,000	24,853,990
Series 2015-LC19 Class A4
02/10/48	3.183%	4,635,000	4,612,011

Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4(c)
06/15/39	5.890%	3,965,958	4,180,342

Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A(b)(c)
09/18/39	5.467%	2,616,373	2,681,134

DBUBS Mortgage Trust Series 2011-LC2A Class A4(b)
07/10/44	4.537%	22,975,000	25,208,124

GS Mortgage Securities Corp. II Series 2015-GC30 Class A3
05/10/50	3.119%	19,000,000	18,685,012

GS Mortgage Securities Trust Series 2007-GG10 Class AM(c)
08/10/45	5.795%	13,450,000	13,698,865

General Electric Capital Assurance Co.(b)(c) Series 2003-1 Class A4
05/12/35	5.254%	50,491	50,478
Series 2003-1 Class A5
05/12/35	5.743%	4,845,000	5,327,567

Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
03/10/39	5.444%	3,268,073	3,435,853

Invitation Homes Trust (b)(c) Series 2015-SFR3 Class A
08/17/32	1.483%	17,295,000	17,261,360
Series 2015-SFR3 Class F
08/17/32	4.933%	4,000,000	3,982,184

JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class A4
01/15/48	3.494%	9,100,000	9,196,478
Series 2015-C27 Class A4
02/15/48	3.179%	4,700,000	4,637,402
Series 2015-C28 Class A3
10/15/48	2.912%	8,375,000	8,095,655
Series 2015-C28 Class A4
10/15/48	3.227%	7,300,000	7,218,995

JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP3 Class ASB(c)
08/15/42	4.893%	27	27

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LB Commercial Mortgage Trust Series 2007-C3 Class AM(c)
07/15/44	6.101%	3,460,000	3,735,461

LB-UBS Commercial Mortgage Trust Series 2006-C1 Class A4
02/15/31	5.156%	3,837,133	3,874,384
Series 2007-C2 Class A3
02/15/40	5.430%	10,543,735	11,137,980

LB-UBS Commercial Mortgage Trust(c) Series 2006-C4 Class AM
06/15/38	6.048%	1,278,000	1,330,934

Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8 Class A3(c)
08/12/49	6.076%	11,772,000	12,636,336

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A3
02/15/48	2.988%	2,145,000	2,084,429
Series 2015-C21 Class A3
03/15/48	3.077%	3,790,000	3,728,792
Series 2015-C22 Class A3
05/15/46	3.046%	5,465,000	5,347,196

Morgan Stanley Re-Remic Trust(b)(c) Series 2009-GG10 Class A4B
08/12/45	5.989%	1,549,000	1,650,192
Series 2010-GG10 Class A4A
08/15/45	5.989%	3,850,502	4,077,216
Series 2010-GG10 Class A4B
08/15/45	5.989%	4,571,000	4,863,727

ORES NPL LLC(b) Series 2013-LV2 Class A
09/25/25	3.081%	1,169,369	1,169,369
Series 2014-LV3 Class A
03/27/24	3.000%	3,368,917	3,368,917

Rialto Capital Management LLC Series 2014-LT5 Class B(b)
05/15/24	5.000%	500,000	499,888

Rialto Real Estate Fund LLC(b) Series 2014-LT6 Class A
09/15/24	2.750%	1,467,514	1,467,539
Series 2015-LT7 Class B
12/25/32	5.071%	4,000,000	3,999,988

Rialto Real Estate Fund LP(b) Series 2013-LT3 Class A
06/20/28	2.500%	275,367	275,367
Series 2014-LT5 Class A
05/15/24	2.850%	1,222,996	1,223,468
Series 2014-LT6 Class B
09/15/24	5.486%	2,000,000	2,001,072

VFC LLC(b) Series 2014-2 Class A
07/20/30	2.750%	914,422	914,675
Series 2015-3 Class B
12/20/31	4.750%	500,000	499,216

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	57

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5
11/15/47	3.607%	2,665,000	2,737,960

Wells Fargo Commercial Mortgage Trust Series 2015-C26 Class A4
02/15/48	3.166%	4,555,000	4,488,729
Series 2015-C27 Class A4
02/15/48	3.190%	6,450,000	6,382,685
Series 2015-C28 Class A3
05/15/48	3.290%	28,010,000	27,889,075
Series 2015-LC20 Class A4
04/15/50	2.925%	3,670,000	3,551,230
Series 2015-LC20 Class A5
04/15/50	3.184%	9,110,000	8,987,682

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $355,195,990)			346,997,067

Asset-Backed Securities — Agency 3.4%
United States Small Business Administration Series 2011-20K Class 1
11/01/31	2.870%	4,126,154	4,209,362
Series 2012-20C Class 1
03/01/32	2.510%	1,963,286	1,958,983
Series 2012-20G Class 1
07/01/32	2.380%	1,843,276	1,830,759
Series 2012-20I Class 1
09/01/32	2.200%	3,130,246	3,081,493
Series 2012-20J Class 1
10/01/32	2.180%	10,031,850	9,859,160
Series 2012-20L Class 1
12/01/32	1.930%	1,331,898	1,280,808
Series 2013-20A Class 1
01/01/33	2.130%	2,286,242	2,234,401
Series 2013-20B Class 1
02/01/33	2.210%	9,420,907	9,246,943
Series 2013-20C Class 1
03/01/33	2.220%	8,384,075	8,241,550
Series 2013-20D Class 1
04/01/33	2.080%	5,384,219	5,243,298
Series 2013-20E Class 1
05/01/33	2.070%	4,361,887	4,252,914
Series 2013-20G Class 1
07/01/33	3.150%	1,571,958	1,622,763
Series 2013-20H Class 1
08/01/33	3.160%	7,802,822	8,058,116
Series 2013-20L Class 1
12/01/33	3.380%	6,620,233	6,908,969
Series 2014-20B Class 1
02/01/34	3.230%	3,139,439	3,225,437
Series 2014-20C Class 1
03/01/34	3.210%	4,178,049	4,299,240
Series 2014-20D Class 1
04/01/34	3.110%	11,253,390	11,529,940
Series 2014-20E Class 1
05/01/34	3.000%	10,159,275	10,357,107
Series 2014-20F Class 1
06/01/34	2.990%	7,043,744	7,186,876

Asset-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-20G Class 1
07/01/34	2.870%	3,798,125	3,823,031
Series 2014-20H Class 1
08/01/34	2.880%	4,677,489	4,714,222
Series 2014-20I Class 1
09/01/34	2.920%	440,301	447,160
Series 2014-20K Class 1
11/01/34	2.800%	2,197,155	2,211,738
Series 2014-20L Class 1
12/01/34	2.700%	2,374,260	2,370,055
Series 2015-20C Class 1
03/01/35	2.720%	1,205,000	1,207,919
Series 2015-20E Class 1
05/01/35	2.770%	42,563,000	43,067,133
Series 2015-20F Class 1
06/01/35	2.980%	27,187,000	27,561,251

Total Asset-Backed Securities — Agency
(Cost: $188,277,519)			190,030,628

Asset-Backed Securities — Non-Agency 20.1%
A Voce CLO Ltd.(b)(c) Series 2014-1A Class A1B
07/15/26	1.735%	7,770,000	7,756,527
Series 2014-1A Class A2A
07/15/26	2.275%	2,700,000	2,700,659

ALM XII Ltd. Series 2015-12A Class A1(b)(c)
04/16/27	1.826%	3,250,000	3,251,251

ALM XIV Ltd. Series 2014-14A Class A1(b)(c)
07/28/26	1.709%	10,400,000	10,397,868

ARES CLO Ltd. Series 2012-2A Class AR(b)(c)
10/12/23	1.564%	30,000,000	29,932,980

ARI Fleet Lease Trust(b) Series 2014-A Class A2
11/15/22	0.810%	1,199,500	1,198,326

ARI Fleet Lease Trust(b)(c) Series 2012-A Class A
03/15/20	0.736%	1,007,451	1,007,496

Ally Auto Receivables Trust Series 2015-SN1 Class A2B(c)
06/20/17	0.567%	5,475,000	5,471,994

Ally Master Owner Trust Series 2014-2 Class A(c)
01/16/18	0.556%	1,075,000	1,075,691

AmeriCredit Automobile Receivables Trust(c) Series 2014-2 Class A2B
10/10/17	0.464%	962,096	961,933
Series 2015-1 Class A2B
04/09/18	0.604%	7,160,000	7,160,215

Apidos CDO V(b)(c) Series 2007-5A Class A1
04/15/21	0.515%	8,778,298	8,743,299

The accompanying Notes to Financial Statements are an integral part of this statement.

58	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2007-5A Class A1S
04/15/21	0.505%	6,978,453	6,934,014

Apidos CLO XVII Series 2014-17A Class A1A(b)(c)
04/17/26	1.774%	13,080,000	13,073,800

Apidos CLO XVIII Series 2014-18A Class A1(b)(c)
07/22/26	1.688%	15,740,000	15,725,692

Ares XXX CLO Ltd. Series 2014-30A Class A2(b)(c)
04/20/23	1.125%	3,233,327	3,211,525

Ascentium Equipment Receivables Series 2015-1A Class A2(b)
07/10/17	1.150%	2,145,000	2,146,600

Avis Budget Rental Car Funding AESOP LLC Series 2015-2A Class A(b)
12/20/21	2.630%	10,510,000	10,507,961

BA Credit Card Trust Series 2014-A2 Class A(c)
09/16/19	0.456%	7,330,000	7,325,514

BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	1,011,136	1,011,619

Babson CLO Ltd. Series 2006-2A Class A2(b)(c)
10/16/20	0.516%	8,339,263	8,176,330

Barclays Dryrock Issuance Trust(c) Series 2014-1 Class A
12/16/19	0.546%	3,925,000	3,921,288
Series 2014-2 Class A
03/16/20	0.526%	11,360,000	11,341,471

Betony CLO Ltd. Series 2015-1A Class E(b)(c)
04/15/27	5.619%	1,000,000	913,946

CNH Equipment Trust Series 2015-B Class A2A
08/15/18	0.840%	5,470,000	5,466,728

CNH Equipment Trust(c) Series 2015-B Class A2B
08/15/18	0.476%	7,270,000	7,270,218

CNH Wholesale Master Note Trust Series 2013-2A Class A(b)(c)
08/15/19	0.786%	6,535,000	6,543,073

Cabela’s Credit Card Master Note Trust Series 2012-1A Class A2(b)(c)
02/18/20	0.716%	1,660,000	1,663,669

Cabela’s Master Credit Card Trust Series 2014-1 Class A(c)
03/16/20	0.536%	1,230,000	1,228,509

California Republic Auto Receivables Trust Series 2014-2 Class A2
03/15/17	0.540%	613,490	613,351

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital Auto Receivables Asset Trust Series 2015-2 Class A1B(c)
10/20/17	0.587%	14,190,000	14,190,426

Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3
09/16/19	0.960%	19,685,000	19,691,807
Series 2014-A2 Class A2
01/15/20	1.260%	4,780,000	4,794,431
Series 2015-A2 Class A2
03/15/23	2.080%	30,585,000	30,584,535

Capital One Multi-Asset Execution Trust(c) Series 2006-A11 Class A11
06/17/19	0.276%	15,640,000	15,607,156

CarMax Auto Owner Trust Series 2013-3 Class A3
04/16/18	0.970%	8,840,709	8,844,988

Carlyle Global Market Strategies CLO(b)(c) Series 2013-1A Class A1
02/14/25	1.557%	9,700,000	9,669,232
Series 2014-3A Class A1B
07/27/26	1.612%	7,250,000	7,238,023

Carlyle Global Market Strategies Series 2012-2AR Class A1R(b)(c)
07/20/23	1.575%	10,400,000	10,399,969

Chase Issuance Trust Series 2012-A4 Class A4
08/16/21	1.580%	3,750,000	3,699,184
Series 2015-A4 Class A4
04/15/22	1.840%	21,350,000	21,143,560

Chase Issuance Trust(c) Series 2007-A5 Class A5
03/15/19	0.226%	12,375,000	12,317,431
Series 2012-A10 Class A10
12/16/19	0.446%	3,190,000	3,184,313
Series 2012-A2 Class A2
05/15/19	0.456%	6,965,000	6,958,404
Series 2015-A6 Class A6
05/15/19	0.436%	25,000,000	25,000,750

Chesapeake Funding LLC(b)(c) Series 2011-2A Class A
04/07/24	1.434%	1,625,489	1,637,957
Series 2012-1A Class A
11/07/23	0.934%	29,162	29,171
Series 2012-2A Class A
05/07/24	0.634%	1,137,342	1,137,574
Series 2013-1A Class A
01/07/25	0.634%	1,328,182	1,328,800
Series 2014-1A Class A
03/07/26	0.604%	25,797,029	25,776,892

Citibank Credit Card Issuance Trust Series 2006-A3 Class A3
03/15/18	5.300%	5,545,000	5,722,324
Series 2013-A6 Class A6
09/07/18	1.320%	2,040,000	2,050,271
Series 2014-A5 Class A5
06/07/23	2.680%	6,550,000	6,686,712

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	59

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Countrywide Home Equity Loan Trust(c) Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	953,316	945,912
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	1,157,193	1,149,109

Discover Card Execution Note Trust Series 2015-A2 Class A
10/17/22	1.900%	15,400,000	15,270,526

Dryden Senior Loan Fund Series 2014-33A Class B(b)(c)
07/15/26	2.275%	2,550,000	2,540,789

Dryden XXIV Senior Loan Fund Series 2012-24RA Class AR(b)(c)
11/15/23	1.569%	7,035,000	7,012,931

Enterprise Fleet Financing LLC(b) Series 2013-2 Class A2
03/20/19	1.060%	4,263,288	4,267,698
Series 2015-1 Class A2
09/20/20	1.300%	5,750,000	5,756,032

Flatiron CLO Ltd. Series 2015-1A Class A(b)(c)
04/15/27	1.695%	17,110,000	17,120,968

Ford Credit Auto Owner Trust Series 2013-B Class A3
10/15/17	0.570%	548,033	548,154
Series 2013-D Class A3
04/15/18	0.670%	8,822,305	8,814,407
Series 2015-A Class A3
09/15/19	1.280%	5,445,000	5,458,772
Series 2015-B Class A3
11/15/19	1.160%	20,000,000	19,999,818

Ford Credit Auto Owner Trust(b) Series 2014-2 Class A
04/15/26	2.310%	19,227,000	19,439,747
Series 2015-1 Class A
07/15/26	2.120%	30,250,000	30,265,548

Ford Credit Auto Owner Trust(c) Series 2015-B Class A2B
03/15/18	0.416%	23,500,000	23,500,705

Ford Credit Floorplan Master Owner Trust Series 2013-1 Class A1
01/15/18	0.850%	13,430,000	13,447,024

Ford Credit Floorplan Master Owner Trust(b) Series 2013-2 Class A
03/15/22	2.090%	7,025,000	6,982,042

GE Dealer Floorplan Master Note Trust(c) Series 2014-1 Class A
07/20/19	0.567%	5,970,000	5,950,141
Series 2015-1 Class A
01/20/20	0.687%	9,080,000	9,080,271

GE Equipment Small Ticket LLC Series 2014-1A Class A2(b)
08/24/16	0.590%	1,602,301	1,601,485

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE Equipment Transportation LLC Series 2014-1 Class A2
12/23/16	0.550%	1,196,337	1,195,388

GFT Mortgage Loan Trust Series 2015-GFT1 Class A(b)(c)
01/25/55	3.721%	2,486,222	2,481,498

GM Financial Automobile Leasing Trust Series 2015-1 Class A2
12/20/17	1.100%	13,030,000	13,041,322
Series 2015-2 Class A3
12/20/18	1.680%	19,605,000	19,604,573

GM Financial Automobile Leasing Trust(c) Series 2015-2 Class A2B
04/20/18	0.605%	12,680,000	12,680,380

GMF Floorplan Owner Revolving Trust Series 2015-1 Class A2(b)(c)
05/15/20	0.686%	13,220,000	13,220,397

Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A(b)(c)
04/19/26	1.725%	28,830,000	28,827,607

GreatAmerica Leasing Receivables Series 2015-1 Class A2(b)
06/20/17	1.120%	2,575,000	2,577,707

Harley-Davidson Motorcycle Trust Series 2015-2 Class A2A
01/15/19	0.800%	5,000,000	5,000,113
Series 2015-2 Class A3
03/16/20	1.300%	22,000,000	21,999,384

Harley-Davidson Motorcycle Trust(c) Series 2015-1 Class A2B
01/15/19	0.486%	840,000	839,800
Series 2015-2 Class A2B
01/15/19	0.436%	25,000,000	25,000,750

Hertz Fleet Lease Funding LP(b)(c) Series 2013-3 Class A
12/10/27	0.735%	8,457,701	8,468,644
Series 2014-1 Class A
04/10/28	0.585%	3,256,534	3,256,632
Series 2015-1 Class A
07/10/29	0.754%	12,715,000	12,715,381

Honda Auto Receivables Owner Trust Series 2012-3 Class A3
05/15/16	0.560%	11,170	11,171
Series 2013-4 Class A3
09/18/17	0.690%	3,090,614	3,090,479
Series 2015-2 Class A2
08/21/17	0.690%	21,760,000	21,752,493
Series 2015-2 Class A3
02/21/19	1.040%	21,000,000	21,003,255

Huntington Auto Trust Series 2015-1 Class A2
10/16/17	0.760%	6,205,000	6,204,790

Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A(b)
12/15/17	0.950%	7,338,000	7,330,772

The accompanying Notes to Financial Statements are an integral part of this statement.

60	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Auto Receivables Trust Series 2015-B Class A2B(c)
04/16/18	0.406%	4,585,000	4,585,138

Hyundai Floorplan Master Owner Trust Series 2013-1A Class A(b)(c)
05/15/18	0.536%	12,315,000	12,325,104

MMAF Equipment Finance LLC Series 2014-AA Class A2(b)
04/10/17	0.520%	3,914,488	3,913,419

Mercedes-Benz Master Owner Trust Series 2015-AA Class A(b)(c)
04/15/19	0.506%	8,140,000	8,140,000

Mountain View Funding CLO Series 2007-3A Class A1(b)(c)
04/16/21	0.491%	10,475,399	10,430,345

New York City Tax Liens Trust Series 2014-A Class A(b)
11/10/27	1.030%	838,934	838,282

Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	3,795,852	3,798,467

Nissan Auto Lease Series 2013-A Class A3
04/15/16	0.610%	129,547	129,575

Nissan Auto Receivables Owner Trust Series 2015-A Class A1(c)
01/15/20	0.586%	1,875,000	1,875,000

OZLM VII Ltd.(b)(c) Series 2014-7A Class A1B
07/17/26	1.764%	9,750,000	9,748,947
Series 2014-7A Class A2A
07/17/26	2.324%	3,980,000	3,976,251

Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1(b)(c)
01/25/55	3.475%	1,058,771	1,059,178

Oak Hill Credit Partners X Ltd.(b)(c) Series 2014-10A Class A
07/20/26	1.745%	9,210,000	9,210,000
Series 2014-10A Class B
07/20/26	2.375%	10,530,000	10,533,949

Octagon Investment Partners XIX Ltd. Series 2014-A Class 1A(b)(c)
04/15/26	1.795%	10,530,000	10,529,284

Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B(b)(c)
11/14/26	1.595%	7,165,000	7,156,617

Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1(b)(c)
11/22/25	5.526%	1,000,000	919,979

Ocwen Freddie Advance Funding LLC Advance Receivables Backed Notes(b) Series 2015-T2 Class AT2
09/15/45	2.014%	6,790,000	6,790,204

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-T2 Class DT2
09/15/45	3.743%	2,250,000	2,250,158

Ocwen Freddie Advance Funding LLC Series 2015-T1 Class AT1(b)
11/15/45	2.062%	2,650,000	2,649,788

OneMain Financial Issuance Trust Series 2015-2A Class A(b)
07/18/25	2.570%	12,300,000	12,308,056

Porsche Innovative Lease Owner Trust(b)
Series 2015-1 Class A2
11/21/17	0.790%	18,910,000	18,908,888
Series 2015-1 Class A3
07/23/18	1.190%	10,000,000	9,998,615

SLM Student Loan Trust Series 2014-2 Class A1(c)
07/25/19	0.437%	2,304,557	2,302,812

SMART Trust(b)
Series 2012-1USA Class A4A
12/14/17	2.010%	2,450,699	2,470,378

SMART Trust(c) Series 2013-1US Class A3B
09/14/16	0.636%	401,260	401,232

Santander Drive Auto Receivables Trust(c) Series 2014-2 Class A2B
07/17/17	0.506%	1,423,030	1,423,073
Series 2014-3 Class A2B
08/15/17	0.466%	1,446,182	1,446,226
Series 2015-2 Class A2B
09/17/18	0.636%	13,055,000	13,055,390

Selene Non-Performing Loans LLC Series 2014-1A Class A(b)(c)
05/25/54	2.981%	1,552,677	1,538,641

SpringCastle America Funding LLC Series 2014-AA Class A(b)
05/25/23	2.700%	3,992,218	4,016,930

Springleaf Funding Trust Series 2015-AA Class A(b)
11/15/24	3.160%	4,740,000	4,797,769

Symphony CLO Ltd. Series 2014-14A Class B1(b)(c)
07/14/26	2.224%	3,735,000	3,737,316

Symphony CLO V Ltd. Series 2007-5A Class A1(b)(c)
01/15/24	1.025%	8,302,820	8,230,178

Synchrony Credit Card Master Note Trust Series 2011-2 Class A(c)
05/15/19	0.666%	15,005,000	15,015,473

TAL Advantage V LLC Series 2014-2A Class A1(b)
05/20/39	1.700%	2,040,236	2,024,810

TCF Auto Receivables Owner Trust Series 2014-1A Class A2(b)
05/15/17	0.590%	2,247,610	2,247,606

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	61

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toyota Auto Receivables Owner Trust Series 2015-B Class A2B(c)
11/15/17	0.398%	7,610,000	7,610,228

Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1(b)(c)
06/25/54	3.125%	950,350	949,568

Venture XI CLO Ltd. Series 2012-11AR Class AR(b)(c)
11/14/22	1.575%	11,175,000	11,152,616

Vericrest Opportunity Loan Transferee XXXIII LLC Series 2015-NPL5 Class A1(b)(c)
03/25/55	3.500%	1,446,139	1,444,262

Vericrest Opportunity Loan Transferee Series 2015-NPL4 Class A1(b)(c)
02/25/55	3.500%	1,312,697	1,310,916

Volkswagen Auto Lease Trust Series 2015-A Class A2B(c)
06/20/17	0.507%	2,950,000	2,950,089

Volkswagen Auto Loan Enhanced Trust Series 2013-1 Class A3
08/21/17	0.560%	831,909	831,688
Series 2013-2 Class A3
04/20/18	0.700%	8,460,000	8,448,692

Westgate Resorts LLC Series 2013-1A Class B(b)
08/20/25	3.750%	632,928	639,613

Westlake Automobile Receivables Trust Series 2014-1A Class A2(b)
05/15/17	0.700%	1,227,300	1,226,845

Wheels SPV 2 LLC Series 2015-1A Class A2(b)
04/22/24	1.270%	5,185,000	5,184,731

World Financial Network Credit Card Master Trust Series 2014-A Class A(c)
12/15/19	0.566%	4,250,000	4,249,456

Total Asset-Backed Securities — Non-Agency
(Cost: $1,114,316,192)			1,114,663,854

U.S. Treasury Obligations 15.4%
U.S. Treasury
11/15/15	0.375%	275,311,000	275,612,190
05/31/17	0.625%	40,985,000	40,978,606
06/15/18	1.125%	43,167,000	43,328,876

U.S. Treasury(d)
06/30/20	1.625%	146,273,000	146,250,145
06/30/22	2.125%	78,079,000	78,408,415
05/15/25	2.125%	114,982,700	112,898,639

U.S. Treasury(i)
02/15/45	2.500%	125,363,000	110,329,469

U.S. Treasury(j)
STRIPS
05/15/43	0.000%	114,793,000	46,139,669

Total U.S. Treasury Obligations
(Cost: $856,209,570)			853,946,009

U.S. Government & Agency Obligations 2.3%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Residual Funding Corp.(j)
STRIPS
10/15/19	0.000%		53,069,000	48,983,430
07/15/20	0.000%		66,029,000	59,759,943
01/15/21	0.000%		19,845,000	17,650,143

Total U.S. Government & Agency Obligations
(Cost: $126,192,020)				126,393,516

Foreign Government Obligations(a)(k) 1.2%
BRAZIL 0.2%
Brazilian Government International Bond
01/20/34	8.250%		3,618,000	4,495,365
01/07/41	5.625%		4,404,000	4,205,820

Total				8,701,185

CHILE 0.1%
Chile Government International Bond
10/30/22	2.250%		4,825,000	4,656,125

COLOMBIA 0.1%
Colombia Government International Bond
01/18/41	6.125%		4,579,000	4,972,524

DENMARK 0.3%
Danske Bank A/S(c)
12/31/49	5.750%	EUR	15,685,000	17,433,956

MEXICO 0.2%
Mexico Government International Bond
03/15/22	3.625%		8,746,000	8,850,952
03/08/44	4.750%		3,784,000	3,594,800

Total				12,445,752

QATAR 0.1%
Nakilat, Inc.(b)
12/31/33	6.067%		5,259,000	6,067,571

TURKEY 0.1%
Turkey Government International Bond
01/14/41	6.000%		5,220,000	5,499,270

UNITED KINGDOM 0.1%
Lloyds Banking Group PLC(c)
12/31/49	7.500%		8,066,000	8,307,980

Total Foreign Government Obligations
(Cost: $71,812,921)				68,084,363

The accompanying Notes to Financial Statements are an integral part of this statement.

62	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA —%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	1,260,000	1,487,644

ILLINOIS 0.1%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	1,020,000	1,156,833

City of Chicago Unlimited General Obligation Bonds Taxable Project Series 2011-C1
01/01/35	7.781%	1,815,000	1,855,239

Unlimited General Obligation Refunding Bonds Taxable
Series 2014B
01/01/44	6.314%	4,190,000	3,651,878

Total			6,663,950

KENTUCKY 0.1%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	6,503,422	6,694,232

OHIO 0.1%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	4,210,000	4,376,969

PUERTO RICO 0.1%
Puerto Rico Sales Tax Financing Corp.(l)
Revenue Bonds
1st Subordinated Series 2009A-1
08/01/43	5.250%	1,715,000	814,659
1st Subordinated Series 2009B
08/01/44	6.500%	685,000	352,083
1st Subordinated Series 2010C
08/01/41	5.250%	4,065,000	1,930,916

Total			3,097,658

Total Municipal Bonds
(Cost: $23,845,025)			22,320,453

Preferred Debt 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BANKING 1.0%
Citigroup Capital XIII(c)
10/30/40	7.875%	865,735	22,474,481

HSBC Holdings PLC
12/31/49	8.000%	202,410	5,240,395

M&T Bank Corp.(c)
12/31/49	6.375%	5,584	5,639,840
12/31/49	6.375%	800	855,200

PNC Financial Services Group, Inc. (The)(c)
12/31/49	6.125%	286,170	7,852,505

State Street Corp.(c)
12/31/49	5.900%	167,495	4,299,597

U.S. Bancorp(c)
12/31/49	6.500%	324,600	9,160,212

Wells Fargo & Co.(c)
12/31/49	5.850%	97,215	2,478,982

Total			58,001,212

BROKERAGE/ASSET MANAGERS/EXCHANGES 0.1%
Merrill Lynch Capital Trust I(c)
12/15/66	6.450%	145,000	3,658,350

BUILDING MATERIALS 0.2%
Stanley Black & Decker, Inc.
07/25/52	5.750%	354,525	8,795,765

PROPERTY & CASUALTY —%
Allstate Corp. (The)(c)
01/15/53	5.100%	79,047	1,981,708

Total Preferred Debt
(Cost: $73,615,904)			72,437,035

Senior Loans —%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
HEALTH CARE —%
American Renal Holdings, Inc. 2nd Lien Term Loan(c)(m)
03/20/20	8.500%	223,000	222,164

TECHNOLOGY —%
Applied Systems, Inc. 2nd Lien Term Loan(c)(m)
01/24/22	7.500%	36,000	36,056

Riverbed Technology, Inc. Term Loan(c)(m)
04/24/22	6.000%	375,371	378,937

Total			414,993

Total Senior Loans
(Cost: $632,732)			637,157

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	63

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Money Market Funds 0.6%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.118%(n)(o)	31,133,970	31,133,970

Total Money Market Funds
(Cost: $31,133,970)		31,133,970

Total Investments
(Cost: $6,402,213,576)		6,367,605,153

Other Assets & Liabilities, Net		(828,810,883)

Net Assets		5,538,794,270

At June 30, 2015, securities totaling $28,358,028 were pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2015

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)

UBS Securities LLC	7/9/2015	21,387,000	EUR	23,479,504	USD	—	(366,080)

UBS Securities LLC	7/24/2015	6,010,000	EUR	6,755,384	USD	53,111	—

Total						53,111	(366,080)

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE (CBT)	1,152	USD	252,216,000	09/2015	262,251	—
US 5YR NOTE (CBT)	210	USD	25,044,140	09/2015	—	(400)
US ULTRA BOND (CBT)	45	USD	6,932,813	09/2015	7,060	—

Total			284,192,953		269,311	(400)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL FUTURE	(220)	EUR	(31,781,686)	09/2015	157,834	—
US 10YR NOTE (CBT)	(2,119)	USD	(267,358,214)	09/2015	—	(393,839)
US LONG BOND (CBT)	(206)	USD	(31,073,813)	09/2015	211,315	—

Total			(330,213,713)		369,149	(393,839)

Credit Default Swap Contracts Outstanding at June 30, 2015

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	Campbell Soup Co.	3/20/2020	1.00	9,230,000	(210,998)	136,944	(2,308)	—	(76,362)

Citibank	Campbell Soup Co.	9/20/2020	1.00	15,910,000	(345,848)	324,583	(3,977)	—	(25,242)

The accompanying Notes to Financial Statements are an integral part of this statement.

64	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2015 (continued)

Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	CDX Emerging Markets Index 23-V1	6/20/2020	1.00	21,090,000	2,013,263	(1,990,233)	(5,273)	17,757	—

Citibank	D.R. Horton, Inc.	3/20/2020	1.00	7,660,000	118,445	(204,989)	(1,915)	—	(88,459)

Citibank	Energy Transfer Partners, LP	6/20/2020	1.00	3,665,000	70,902	(123,905)	(916)	—	(53,919)

Citibank	Home Depot, Inc.	9/20/2020	1.00	62,685,000	(2,277,370)	2,261,886	(15,671)	—	(31,155)

Citibank	International Business Machines Corp.	6/20/2020	1.00	5,220,000	(134,809)	127,319	(1,305)	—	(8,795)

Citibank	Marriott International, Inc.	6/20/2020	1.00	22,390,000	(564,196)	568,332	(5,598)	—	(1,462)

Citibank	McDonald’s Corp.	6/20/2020	1.00	7,220,000	(222,935)	207,995	(1,805)	—	(16,745)

Citibank	Morgan Stanley	6/20/2020	1.00	13,065,000	(112,671)	104,512	(3,266)	—	(11,425)

Citibank	Nordstrom, Inc.	3/20/2020	1.00	3,665,000	(89,834)	96,775	(916)	6,025	—

Citibank	Toll Brothers, Inc.	3/20/2020	1.00	6,255,000	44,047	(90,308)	(1,564)	—	(47,825)

Goldman Sachs International	Bank of America Corp.	6/20/2020	1.00	42,685,000	(616,656)	606,295	(10,671)	—	(21,032)

Goldman Sachs International	Barclays Bank, PLC	6/20/2020	1.00	26,605,000	(271,899)	391,392	(6,651)	112,842	—

Goldman Sachs International	Beazer Homes USA, Inc.	6/20/2020	5.00	12,270,000	(596,193)	178,090	(15,337)	—	(433,440)

Goldman Sachs International	CDX Emerging Markets Index 23-V1	6/20/2020	1.00	15,800,000	1,508,277	(1,361,562)	(3,950)	142,765	—

Goldman Sachs International	Citigroup, Inc.	3/20/2020	1.00	10,555,000	(108,467)	94,369	(2,639)	—	(16,737)

Goldman Sachs International	Citigroup, Inc.	6/20/2020	1.00	44,902,000	(410,037)	423,113	(11,225)	1,851	—

Goldman Sachs International	ConocoPhillips	6/20/2020	1.00	10,445,000	(254,169)	275,898	(2,612)	19,117	—

Goldman Sachs International	Costco Wholesale Corp.	3/20/2020	1.00	3,735,000	(138,629)	133,281	(934)	—	(6,282)

Goldman Sachs International	Eaton Corp. PLC	6/20/2020	1.00	5,225,000	(135,108)	109,948	(1,306)	—	(26,466)

Goldman Sachs International	McDonald’s Corp.	3/20/2020	1.00	9,260,000	(282,113)	227,473	(2,315)	—	(56,955)

Goldman Sachs International	McDonald’s Corp.	6/20/2020	1.00	27,310,000	(843,261)	785,684	(6,827)	—	(64,404)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	65

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2015 (continued)

Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Morgan Stanley	6/20/2020	1.00	14,115,000	(121,726)	112,913	(3,529)	—	(12,342)

Goldman Sachs International	Textron, Inc.	9/20/2020	1.00	26,775,000	(248,790)	124,487	(6,693)	—	(130,996)

Goldman Sachs International	Toll Brothers, Inc.	3/20/2020	1.00	14,780,000	104,078	(232,867)	(3,695)	—	(132,484)

JPMorgan	Anadarko Petroleum Corp.	6/20/2020	1.00	3,665,000	(18,790)	(11,906)	(916)	—	(31,612)

JPMorgan	Barclays Bank, PLC	6/20/2020	1.00	7,900,000	316,988	(186,982)	(1,975)	128,031	—

JPMorgan	CDX Emerging Markets Index 23-V1	6/20/2020	1.00	26,865,000	2,564,548	(2,328,166)	(6,716)	229,666	—

JPMorgan	D.R. Horton, Inc.	6/20/2020	1.00	17,300,000	345,650	(420,252)	(4,325)	—	(78,927)

JPMorgan	D.R. Horton, Inc.	6/20/2020	1.00	17,300,000	345,650	(419,417)	(4,325)	—	(78,092)

JPMorgan	Goldman Sachs Group, Inc.	6/20/2020	1.00	38,755,000	(172,231)	154,457	(9,689)	—	(27,463)

JPMorgan	Kinder Morgan, Inc.	6/20/2020	1.00	3,665,000	82,312	(58,819)	(916)	22,577	—

JPMorgan	L Brands, Inc.	6/20/2020	1.00	13,880,000	293,169	(248,559)	(3,470)	41,140	—

JPMorgan	McDonald’s Corp.	6/20/2020	1.00	3,665,000	(113,166)	105,582	(916)	—	(8,500)

Morgan Stanley	ConocoPhillips	6/20/2020	1.00	3,665,000	(89,184)	98,411	(916)	8,311	—

Morgan Stanley	ConocoPhillips	6/20/2020	1.00	1,832,500	(44,592)	48,288	(458)	3,238	—

Morgan Stanley	ConocoPhillips	6/20/2020	1.00	1,832,500	(44,592)	49,322	(458)	4,272	—

Morgan Stanley	General Mills, Inc.	6/20/2020	1.00	5,225,000	(166,309)	174,374	(1,306)	6,759	—

Morgan Stanley	Goldman Sachs Group, Inc.	3/20/2020	1.00	17,495,000	(103,527)	105,295	(4,374)	—	(2,606)

Morgan Stanley	Newmont Mining Corp.	6/20/2020	1.00	5,225,000	57,146	(47,089)	(1,306)	8,751	—

Morgan Stanley	Nucor Corp.	9/20/2020	1.00	16,860,000	(238,372)	199,279	(4,215)	—	(43,308)

Morgan Stanley	Textron, Inc.	3/20/2020	1.00	3,655,000	(45,538)	42,790	(914)	—	(3,662)

Morgan Stanley*	CDX North America High Yield 24-V1	6/20/2020	5.00	220,479,930	486,230	—	(275,600)	210,630	—

Morgan Stanley*	CDX North America Investment Grade 24-V1	6/20/2020	1.00	466,392,917	552,830	—	(116,598)	436,232	—

Total								1,399,964	(1,536,697)

*	Centrally cleared swap contract

The accompanying Notes to Financial Statements are an integral part of this statement.

66	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2015 (continued)

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	FedEx Corp.	6/20/2020	1.00	0.472	(5,225,000)	133,708	(127,523)	1,306	7,491	—

Citibank	Teck Resources Ltd.	6/20/2020	1.00	3.448	(3,685,000)	(403,896)	346,383	921	—	(56,592)

Goldman Sachs International	Barrick Gold Corp.	6/20/2020	1.00	1.642	(5,225,000)	(158,176)	143,417	1,306	—	(13,453)

Goldman Sachs International	Canadian Natural Resources Ltd.	6/20/2020	1.00	1.159	(5,225,000)	(39,577)	(34,215)	1,306	—	(72,486)

Morgan Stanley	Mondelez International, Inc.	6/20/2020	1.00	0.365	(5,225,000)	160,954	(173,855)	1,306	—	(11,595)

Total									7,491	(154,126)

**	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at June 30, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.883	2/23/2017	USD	149,365,000	(307)	—	(724,428)

Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.818	4/14/2017	USD	155,179,000	(413)	—	(186,121)

Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	1.692	2/23/2020	USD	48,878,611	(204)	263,129	—

Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	1.549	4/14/2020	USD	63,742,163	(347)	—	(362,636)

Total								263,129	(1,273,185)

*	Centrally cleared swap contract

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $1,296,602,118 or 23.41% of net assets.

(c)	Variable rate security.

(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2015, the value of these securities amounted to $97,350, which represents less than 0.01% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	67

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(f)	Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at June 30, 2015 was $177,047, which represents less than 0.01% of net assets. Information concerning such security holdings at June 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artist Theatre Circuit, Inc. 9.300% 07/01/15	12/8/1995	177,047

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2015, the value of these securities amounted to $9,701,649, which represents less than 0.18% of net assets.

(h)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(j)	Zero coupon bond.

(k)	Principal and interest may not be guaranteed by the government.

(l)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At June 30, 2015, the value of these securities amounted to $3,097,658 or 0.06% of net assets.

(m)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(n)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	37,346,282	2,142,639,631	(2,148,851,943)	31,133,970	40,167	31,133,970

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

EUR	Euro
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.

The accompanying Notes to Financial Statements are an integral part of this statement.

68	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Corporate Bonds & Notes	—	1,865,047,266	177,047	1,865,224,313

Residential Mortgage-Backed Securities — Agency	—	1,409,679,968	—	1,409,679,968

Residential Mortgage-Backed Securities — Non-Agency	—	223,974,635	42,082,185	266,056,820

Commercial Mortgage-Backed Securities — Non-Agency	—	341,552,343	5,444,724	346,997,067

Asset-Backed Securities — Agency	—	190,030,628	—	190,030,628

Asset-Backed Securities — Non-Agency	—	1,100,492,206	14,171,648	1,114,663,854

U.S. Treasury Obligations	807,806,340	46,139,669	—	853,946,009

U.S. Government & Agency Obligations	—	126,393,516	—	126,393,516

Foreign Government Obligations	—	68,084,363	—	68,084,363

Municipal Bonds	—	22,320,453	—	22,320,453

Preferred Debt	72,437,035	—	—	72,437,035

Senior Loans	—	637,157	—	637,157

Money Market Funds	31,133,970	—	—	31,133,970

Total Investments	911,377,345	5,394,352,204	61,875,604	6,367,605,153

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	69

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	53,111	—	53,111

Futures Contracts	638,460	—	—	638,460

Swap Contracts	—	1,670,584	—	1,670,584

Liabilities

Forward Foreign Currency Exchange Contracts	—	(366,080)	—	(366,080)

Futures Contracts	(394,239)	—	—	(394,239)

Swap Contracts	—	(2,964,008)	—	(2,964,008)

Total	911,621,566	5,392,745,811	61,875,604	6,366,242,981

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities — Agency ($)	Residential Mortgage-Backed Securities — Non-Agency ($)	Commercial Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Agency ($)	Asset-Backed Securities — Non-Agency ($)	Senior Loans ($)	Total ($)
Balance as of December 31, 2014	346,228	1,485,000	25,401,948	617,123	2,416,664	485,800	304,017	31,056,780

Increase (decrease) in accrued discounts/premiums	—	—	(17,225)	(231)	—	—	—	(17,456)

Realized gain (loss)	—	—	2,591	—	—	—	1,169	3,760

Change in unrealized appreciation (depreciation)(a)	—	—	127,001	231	—	(4,569)	(212)	122,451

Sales	(169,181)	—	(1,540,508)	(1,036,825)	—	(749,578)	(85,319)	(3,581,411)

Purchases	—	—	33,405,480	3,999,988	—	14,439,995	—	51,845,463

Transfers into Level 3	—	—	—	1,864,438	—	—	—	1,864,438

Transfers out of Level 3	—	(1,485,000)	(15,297,102)	—	(2,416,664)	—	(219,655)	(19,418,421)

Balance as of June 30, 2015	177,047	—	42,082,185	5,444,724	—	14,171,648	—	61,875,604

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2015 was $123,829, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $128,167, Commercial Mortgage-Backed Securities — Non-Agency of $231 and Asset-Backed Securities — Non-Agency of $(4,569).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

The accompanying Notes to Financial Statements are an integral part of this statement.

70	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Certain corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations from broker dealers, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	71

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Columbia Variable Portfolio – Large Core Quantitative Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.5%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 12.5%
Auto Components 0.9%

Delphi Automotive PLC	360,500	30,674,945

Goodyear Tire & Rubber Co. (The)	260,100	7,842,015

Total		38,516,960

Automobiles 0.2%

Ford Motor Co.	635,800	9,543,358

Hotels, Restaurants & Leisure 2.0%

Darden Restaurants, Inc.	1,125,500	80,000,540

Wyndham Worldwide Corp.	85,800	7,027,878

Total		87,028,418

Media 3.3%

Comcast Corp., Class A	1,862,000	111,980,680

Walt Disney Co. (The)	292,700	33,408,778

Total		145,389,458

Multiline Retail 1.6%

Kohl’s Corp.	94,800	5,935,428

Target Corp.	777,400	63,459,162

Total		69,394,590

Specialty Retail 4.3%

Best Buy Co., Inc.	1,324,900	43,204,989

Home Depot, Inc. (The)	861,900	95,782,947

Lowe’s Companies, Inc.	776,600	52,008,902

Total		190,996,838

Textiles, Apparel & Luxury Goods 0.2%

Coach, Inc.	266,200	9,213,182

Total Consumer Discretionary		550,082,804

CONSUMER STAPLES 9.6%
Beverages 0.7%

Dr. Pepper Snapple Group, Inc.	403,400	29,407,860

Food & Staples Retailing 3.6%

CVS Health Corp.	370,000	38,805,600

Kroger Co. (The)	1,214,200	88,041,642

Wal-Mart Stores, Inc.	468,500	33,230,705

Total		160,077,947

Food Products 1.8%

Archer-Daniels-Midland Co.	1,653,500	79,731,770

Tobacco 3.5%

Altria Group, Inc.	1,250,200	61,147,282

Philip Morris International, Inc.	1,141,900	91,546,123

Total		152,693,405

Total Consumer Staples		421,910,982

Common Stocks (continued)
Issuer	Shares	Value ($)
ENERGY 7.6%
Energy Equipment & Services 0.8%

National Oilwell Varco, Inc.	745,900	36,012,052

Oil, Gas & Consumable Fuels 6.8%

Chevron Corp.	694,200	66,969,474

ConocoPhillips	1,439,200	88,381,272

EOG Resources, Inc.	78,900	6,907,695

Exxon Mobil Corp.	273,200	22,730,240

HollyFrontier Corp.	213,000	9,092,970

Marathon Oil Corp.	317,800	8,434,412

Tesoro Corp.	64,800	5,469,768

Valero Energy Corp.	1,479,200	92,597,920

Total		300,583,751

Total Energy		336,595,803

FINANCIALS 16.6%
Banks 4.4%

Citigroup, Inc.	1,955,000	107,994,200

JPMorgan Chase & Co.	1,235,700	83,731,032

Total		191,725,232

Capital Markets 0.9%

BlackRock, Inc.	96,800	33,490,864

T. Rowe Price Group, Inc.	56,600	4,399,518

Total		37,890,382

Consumer Finance 2.9%

Capital One Financial Corp.	986,200	86,756,014

Navient Corp.	2,252,000	41,008,920

Total		127,764,934

Diversified Financial Services 2.1%

Moody’s Corp.	758,300	81,866,068

Voya Financial, Inc.	247,900	11,519,913

Total		93,385,981

Insurance 4.2%

Aflac, Inc.	59,200	3,682,240

Aon PLC	623,700	62,170,416

Lincoln National Corp.	271,500	16,078,230

MetLife, Inc.	1,575,100	88,189,849

Prudential Financial, Inc.	187,500	16,410,000

Total		186,530,735

Real Estate Investment Trusts (REITs) 2.1%

Digital Realty Trust, Inc.	66,300	4,420,884

General Growth Properties, Inc.	395,600	10,151,096

The accompanying Notes to Financial Statements are an integral part of this statement.

72	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Large Core Quantitative Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Simon Property Group, Inc.	446,100	77,184,222

Total		91,756,202

Total Financials		729,053,466

HEALTH CARE 15.5%
Biotechnology 3.6%

Alexion Pharmaceuticals, Inc.(a)	120,100	21,710,477

Alkermes PLC(a)	243,200	15,647,488

BioMarin Pharmaceutical, Inc.(a)	99,400	13,595,932

Celgene Corp.(a)	275,300	31,861,845

Gilead Sciences, Inc.	309,300	36,212,844

Incyte Corp.(a)	103,700	10,806,577

Vertex Pharmaceuticals, Inc.(a)	224,500	27,721,260

Total		157,556,423

Health Care Equipment & Supplies 0.1%

Stryker Corp.	46,800	4,472,676

Health Care Providers & Services 3.5%

AmerisourceBergen Corp.	375,800	39,962,572

Anthem, Inc.	522,000	85,681,080

Cardinal Health, Inc.	38,500	3,220,525

UnitedHealth Group, Inc.	216,000	26,352,000

Total		155,216,177

Life Sciences Tools & Services 0.3%

Agilent Technologies, Inc.	373,300	14,401,914

Pharmaceuticals 8.0%

AbbVie, Inc.	797,300	53,570,587

Johnson & Johnson	1,318,500	128,501,010

Merck & Co., Inc.	879,500	50,069,935

Pfizer, Inc.	3,522,300	118,102,719

Total		350,244,251

Total Health Care		681,891,441

INDUSTRIALS 9.8%
Aerospace & Defense 3.7%

Boeing Co. (The)	464,800	64,477,056

General Dynamics Corp.	598,100	84,744,789

L-3 Communications Holdings, Inc.	100,900	11,440,042

Total		160,661,887

Air Freight & Logistics 1.5%

CH Robinson Worldwide, Inc.	807,000	50,348,730

United Parcel Service, Inc., Class B	181,200	17,560,092

Total		67,908,822

Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 1.0%

Delta Air Lines, Inc.	1,028,700	42,258,996

Electrical Equipment 1.4%

Emerson Electric Co.	318,900	17,676,627

Rockwell Automation, Inc.	362,700	45,206,928

Total		62,883,555

Industrial Conglomerates 2.1%

3M Co.	605,400	93,413,220

Professional Services 0.1%

Dun & Bradstreet Corp. (The)	47,900	5,843,800

Total Industrials		432,970,280

INFORMATION TECHNOLOGY 19.5%
Communications Equipment 2.9%

Cisco Systems, Inc.	3,800,200	104,353,492

F5 Networks, Inc.(a)	177,900	21,410,265

Total		125,763,757

Internet Software & Services 1.5%

VeriSign, Inc.(a)	1,088,100	67,157,532

IT Services 2.8%

MasterCard, Inc., Class A	1,025,700	95,882,436

Visa, Inc., Class A	437,600	29,384,840

Total		125,267,276

Semiconductors & Semiconductor Equipment 1.9%

Intel Corp.	2,117,100	64,391,597

NVIDIA Corp.	929,000	18,682,190

Total		83,073,787

Software 5.5%

Electronic Arts, Inc.(a)	1,256,200	83,537,300

Microsoft Corp.	1,913,400	84,476,610

Oracle Corp.	1,854,800	74,748,440

Total		242,762,350

Technology Hardware, Storage & Peripherals 4.9%

Apple, Inc.(b)	1,713,900	214,965,907

Total Information Technology		858,990,609

MATERIALS 2.9%
Chemicals 1.3%

LyondellBasell Industries NV, Class A	411,000	42,546,720

Mosaic Co. (The)	253,200	11,862,420

Total		54,409,140

Paper & Forest Products 1.6%

International Paper Co.	1,497,800	71,280,302

Total Materials		125,689,442

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	73

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Large Core Quantitative Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.4%

CenturyLink, Inc.	2,084,900	61,254,362

Verizon Communications, Inc.	925,400	43,132,894

Total		104,387,256

Total Telecommunication Services		104,387,256

UTILITIES 3.1%
Electric Utilities 1.5%

Entergy Corp.	902,700	63,640,350

Multi-Utilities 1.6%

Public Service Enterprise Group, Inc.	1,843,400	72,408,752

Total Utilities		136,049,102

Total Common Stocks
(Cost: $4,125,289,631)		4,377,621,185

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(c)(d)	27,084,778	27,084,778

Total Money Market Funds
(Cost: $27,084,778)		27,084,778

Total Investments
(Cost: $4,152,374,409)		4,404,705,963

Other Assets & Liabilities, Net		(3,639,361)

Net Assets		4,401,066,602

At June 30, 2015, securities totaling $3,135,625 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	58	USD	29,788,800	09/2015	—	(434,910)

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	40,171,957	51,514,166	(64,601,345)	27,084,778	18,051	27,084,778

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

74	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Large Core Quantitative Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	75

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Large Core Quantitative Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	550,082,804	—	—	550,082,804

Consumer Staples	421,910,982	—	—	421,910,982

Energy	336,595,803	—	—	336,595,803

Financials	729,053,466	—	—	729,053,466

Health Care	681,891,441	—	—	681,891,441

Industrials	432,970,280	—	—	432,970,280

Information Technology	858,990,609	—	—	858,990,609

Materials	125,689,442	—	—	125,689,442

Telecommunication Services	104,387,256	—	—	104,387,256

Utilities	136,049,102	—	—	136,049,102

Total Common Stocks	4,377,621,185	—	—	4,377,621,185

Money Market Funds	27,084,778	—	—	27,084,778

Total Investments	4,404,705,963	—	—	4,404,705,963

Derivatives

Liabilities

Futures Contracts	(434,910)	—	—	(434,910)

Total	4,404,271,053	—	—	4,404,271,053

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

76	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Inflation-Indexed Bonds(a) 92.9%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
AUSTRALIA 0.8%
Australia Government Bond
02/21/22	1.250%	AUD	417,639	339,441
09/20/30	2.500%	AUD	331,736	308,904
08/21/35	2.000%	AUD	172,057	151,103

Australia Government Index-Linked Bond
08/20/20	4.000%	AUD	48,494	44,565
09/20/25	3.000%	AUD	501,398	473,482

Total				1,317,495

CANADA 2.1%
Canadian Government Bond
12/01/21	4.250%	CAD	250,653	264,517
12/01/26	4.250%	CAD	495,755	587,935
12/01/31	4.000%	CAD	531,700	676,843
12/01/36	3.000%	CAD	471,767	575,083
12/01/41	2.000%	CAD	487,934	533,649
12/01/44	1.500%	CAD	556,777	559,783
12/01/47	1.250%	CAD	225,199	216,274

Total				3,414,084

DENMARK 0.2%
Denmark Government Bond
11/15/23	0.100%	DKK	1,654,265	258,855

FRANCE 6.1%
France Government Bond OAT
07/25/24	0.250%	EUR	878,474	1,038,504

France Government Bond OAT
07/25/18	0.250%	EUR	5,211	6,041
07/25/19	1.300%	EUR	58,820	71,760
07/25/20	2.250%	EUR	862,046	1,113,902
07/25/21	0.100%	EUR	86,090	100,928
07/25/23	2.100%	EUR	666,510	900,515
03/01/25	0.100%	EUR	195,813	226,593
07/25/27	1.850%	EUR	401,700	554,535
07/25/29	3.400%	EUR	1,111,480	1,841,780
07/25/40	1.800%	EUR	1,252,055	1,896,284

France Government Bond OAT(b)
07/25/30	0.700%	EUR	1,753,463	2,158,887

French Treasury Note BTAN
07/25/16	0.450%	EUR	5,264	5,963

Total				9,915,692

GERMANY 2.0%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	5,325	6,181
04/15/30	0.500%	EUR	516,395	648,172

Deutsche Bundesrepublik Inflation-Linked Bond
04/15/20	1.750%	EUR	219,556	275,632
04/15/23	0.100%	EUR	1,130,951	1,344,200
04/15/26	0.100%	EUR	651,360	780,391

Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
04/15/46	0.100%	EUR	142,443	168,877

Total				3,223,453

ITALY 6.3%
Italy Buoni Poliennali Del Tesoro
09/15/16	2.100%	EUR	5,364	6,126
09/15/23	2.600%	EUR	686,418	859,437
09/15/26	3.100%	EUR	2,120,047	2,781,378
09/15/41	2.550%	EUR	2,672,807	3,352,655

Italy Buoni Poliennali Del Tesoro(b)
09/15/24	2.350%	EUR	2,678,700	3,288,978

Total				10,288,574

JAPAN 11.3%
Japanese Government CPI-Linked Bond
12/10/16	1.100%	JPY	1,027,000,000	8,953,366
06/10/17	1.200%	JPY	828,000,000	7,336,884
09/10/23	0.100%	JPY	722,400	6,304
03/10/24	0.100%	JPY	102,600	896
09/10/24	0.100%	JPY	214,170,800	1,879,387
03/10/25	0.100%	JPY	34,800,000	305,945

Total				18,482,782

MEXICO 1.0%
Mexican Udibonos
06/13/19	4.000%	MXN	23,745,474	1,636,761

NEW ZEALAND 1.6%
New Zealand Government Bond
09/20/30	3.000%	NZD	3,629,539	2,651,424

SPAIN 1.0%
Spain Government Inflation-Linked Bond(b)
11/30/19	0.550%	EUR	888,018	1,001,373
11/30/24	1.800%	EUR	546,858	647,070

Total				1,648,443

SWEDEN 0.8%
Sweden Inflation-Linked Bond
12/01/20	4.000%	SEK	12,777	1,956
06/01/22	0.250%	SEK	2,505,047	322,846
06/01/25	1.000%	SEK	2,990,080	412,316
12/01/28	3.500%	SEK	2,811,359	513,299

Total				1,250,417

UNITED KINGDOM 23.3%
United Kingdom Gilt Inflation-Linked Bond
11/22/27	1.250%	GBP	685,913	1,356,372
03/22/29	0.125%	GBP	5,433	9,535
07/22/30	4.125%	GBP	608,192	1,668,537
11/22/32	1.250%	GBP	2,239,531	4,824,894

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	77

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2015 (Unaudited)

Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
03/22/34	0.750%	GBP	2,255,005	4,566,236
01/26/35	2.000%	GBP	1,089,020	2,644,534
11/22/37	1.125%	GBP	1,096,973	2,498,125
03/22/40	0.625%	GBP	2,442,411	5,214,773
11/22/42	0.625%	GBP	619,232	1,359,344
03/22/44	0.125%	GBP	430,973	850,414
11/22/47	0.750%	GBP	1,321,951	3,189,983
03/22/50	0.500%	GBP	933,657	2,182,707
03/22/52	0.250%	GBP	676,764	1,503,771
11/22/55	1.250%	GBP	637,545	1,961,621
03/22/58	0.125%	GBP	1,174,483	2,663,977
03/22/62	0.375%	GBP	10,939	28,732
03/22/68	0.125%	GBP	137,069	352,212

United Kingdom Gilt Inflation-Linked
03/22/24	0.125%	GBP	638,490	1,085,705

Total				37,961,472

UNITED STATES 36.4%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%		5,049	5,114
01/15/20	1.375%		16,412	17,545
04/15/20	0.125%		7,077,362	6,446,853
07/15/20	1.250%		5,424	5,804
01/15/21	1.125%		64,895	68,657
07/15/21	0.625%		1,459,166	1,506,134
01/15/22	0.125%		496,541	492,080
07/15/22	0.125%		2,026,854	2,011,495
01/15/23	0.125%		4,974,471	4,886,641
07/15/23	0.375%		3,065,290	3,076,307
01/15/24	0.625%		125,737	127,879
07/15/24	0.125%		4,982	4,859
01/15/25	0.250%		5,514,038	4,884,301
01/15/25	2.375%		3,571,015	4,200,964
01/15/26	2.000%		2,729,840	3,133,772
01/15/27	2.375%		2,452,051	2,933,839
01/15/28	1.750%		1,631,940	1,848,681
04/15/28	3.625%		1,872,435	2,551,193
04/15/32	3.375%		606,492	854,965
02/15/40	2.125%		3,185,461	3,922,844
02/15/41	2.125%		59,423	73,707
02/15/42	0.750%		6,826,962	6,273,868
02/15/43	0.625%		600,680	532,540
02/15/44	1.375%		1,238,532	1,322,133
02/15/45	0.750%		1,240,866	1,252,765

U.S. Treasury Inflation-Indexed Bond(c)
01/15/29	2.500%		5,642,240	6,953,621

Total				59,388,561

Total Inflation-Indexed Bonds
(Cost: $154,979,490)				151,438,013

Foreign Government Obligations(a)(d) 1.8%
BRAZIL 0.3%
Brazil Notas do Tesouro Nacional
01/01/17	10.000%	BRL	1,291,000	394,495

Foreign Government Obligations(a)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
GREECE —%
Hellenic Republic Government Bond(e)
10/15/42	0.000%	EUR	12,871,600	63,714

MEXICO 1.5%
Mexican Bonos
12/17/15	8.000%	MXN	37,630,000	2,446,176

Total Foreign Government Obligations (Cost: $4,166,169)				2,904,385

Options Purchased Calls(a) 0.1%
Issuer	Notional ($)/ Contracts	Exercise Price ($)		Expiration Date	Value ($)
AUD Call/USD Put
	2,190,000	AUD	0.82	08/13/15	1,943

GBP Call/USD Put
	1,055,000	GBP	1.61	07/10/15	883

OTC 5-Year Interest Rate Swap(f)
	9,900,000	USD	2.10	02/12/16	129,825

US 10 Year Note Futures
	58	USD	128.50	08/21/15	24,469

US Long Bond Futures
	19	USD	151.00	07/24/15	40,969

USD Call/CAD Put
	6,800,000	USD	1.28	07/02/15	299

Total Options Purchased Calls (Cost: $276,391)					198,388

Options Purchased Puts(a) 0.4%
90 DAY EURO$ Futures
	4	USD	98.50	07/10/15	25
	115	USD	98.75	07/10/15	5,750
	100	USD	98.50	08/14/15	3,125

AUD Put/JPY Call
	5,300,000	AUD	92.50	07/17/15	18,332

AUD Put/USD Call
	4,640,000	AUD	0.76	07/02/15	1,457
	2,135,000	AUD	0.75	08/28/15	18,153

CAD Put/JPY Call
	5,060,000	CAD	98.50	07/17/15	48,777

CHF Put/SEK Call
	1,740,000	CHF	8.25	08/28/15	1,439

GBP Put/USD Call
	1,055,000	GBP	1.54	07/10/15	683

Inflation Indexed Floor — Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA(g)
	22,425,000	EUR	—	11/19/15	225

The accompanying Notes to Financial Statements are an integral part of this statement.

78	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2015 (Unaudited)

Options Purchased Puts(a) (continued)
Issuer	Notional ($)/ Contracts	Exercise Price ($)		Expiration Date	Value ($)
OTC 10-Year Interest Rate Swap(f)
	11,200,000	USD	2.75	01/15/16	201,425

OTC 30-Year Interest Rate Swap(f)
	1,300,000	USD	2.95	01/15/16	73,644
	2,600,000	USD	3.35	01/15/16	61,666
	4,600,000	USD	3.75	01/15/16	37,722

OTC 5-Year Interest Rate Swap(f)
	9,900,000	USD	2.10	02/12/16	127,933

US 10 Year Note Futures
	24	USD	125.50	07/24/15	12,750

USD Put/CAD Call
	6,800,000	USD	1.22	07/02/15	136

USD Put/NOK Call
	4,360,000	USD	7.00	07/15/15	5

USD Put/SEK Call
	3,665,000	USD	7.80	08/28/15	10,423

Total Options Purchased Puts (Cost: $632,072)					623,670

Money Market Funds 5.3%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.118%(h)(i)(j)	8,606,983	8,606,983

Total Money Market Funds (Cost: $8,606,983)		8,606,983

Total Investments (Cost: $168,661,105)		163,771,439

Other Assets & Liabilities, Net		(875,538)

Net Assets		162,895,901

At June 30, 2015, securities and cash totaling $1,268,195 were pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2015

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	07/03/2015	2,928,898	CAD	2,400,000	USD	55,039	—

Citigroup Global Markets Inc.	07/03/2015	2,470,000	USD	3,049,684	CAD	—	(28,334)

Citigroup Global Markets Inc.	07/06/2015	1,432,000	EUR	1,572,725	USD	—	(23,828)

Citigroup Global Markets Inc.	07/06/2015	3,325,813,000	JPY	26,841,609	USD	—	(334,773)

Citigroup Global Markets Inc.	07/06/2015	135,271,000	JPY	1,091,907	USD	—	(13,440)

Citigroup Global Markets Inc.	07/06/2015	1,604,792	USD	1,432,000	EUR	—	(8,240)

Citigroup Global Markets Inc.	07/06/2015	8,800,106	USD	1,096,284,000	JPY	158,014	—

Citigroup Global Markets Inc.	07/06/2015	1,488,221	USD	186,401,200	JPY	34,928	—

Citigroup Global Markets Inc.	07/06/2015	1,235,639	USD	153,940,000	JPY	22,259	—

Citigroup Global Markets Inc.	07/21/2015	47,870,000	MXN	3,128,815	USD	87,536	—

Citigroup Global Markets Inc.	07/21/2015	3,042,224	USD	47,870,000	MXN	—	(945)

Citigroup Global Markets Inc.	07/22/2015	249,388,007	JPY	2,520,000	CAD	—	(21,206)

Citigroup Global Markets Inc.	08/17/2015	1,830,000	AUD	1,412,229	USD	4,008	—

Citigroup Global Markets Inc.	08/17/2015	1,391,807	USD	1,830,000	AUD	16,415	—

Citigroup Global Markets Inc.	09/03/2015	72,740,000	EUR	80,014,000	USD	—	(1,152,922)

Citigroup Global Markets Inc.	09/03/2015	820,000	GBP	1,252,960	USD	—	(34,869)

Citigroup Global Markets Inc.	09/03/2015	9,136,692	USD	8,166,000	EUR	—	(24,662)

Citigroup Global Markets Inc.	09/03/2015	72,901,140	USD	64,574,000	EUR	—	(846,249)

Citigroup Global Markets Inc.	09/03/2015	1,255,898	USD	820,000	GBP	31,931	—

Citigroup Global Markets Inc.	09/15/2015	2,945,431	USD	45,525,000	MXN	—	(64,551)

Deutsche Bank Securities Inc.	07/06/2015	1,432,000	EUR	1,604,792	USD	8,240	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	79

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank Securities Inc.	07/06/2015	186,401,200	JPY	1,488,221	USD	—	(34,928)

Deutsche Bank Securities Inc.	07/06/2015	5,582,642	USD	5,089,500	EUR	91,697	—

Deutsche Bank Securities Inc.	07/06/2015	1,014,575	USD	900,000	EUR	—	(11,156)

Deutsche Bank Securities Inc.	07/06/2015	243,494	USD	218,000	EUR	—	(443)

Deutsche Bank Securities Inc.	07/06/2015	1,502,868	USD	186,401,200	JPY	20,281	—

Deutsche Bank Securities Inc.	07/21/2015	10,798,800	CAD	8,672,941	USD	29,307	—

Deutsche Bank Securities Inc.	07/21/2015	1,397,000	NZD	985,227	USD	40,231	—

Deutsche Bank Securities Inc.	07/21/2015	350,000	NZD	248,994	USD	12,237	—

Deutsche Bank Securities Inc.	07/21/2015	160,000	NZD	111,564	USD	3,333	—

Deutsche Bank Securities Inc.	07/21/2015	3,453,385	SEK	417,875	USD	1,128	—

Deutsche Bank Securities Inc.	07/21/2015	139,834,000	SEK	16,080,823	USD	—	(794,044)

Deutsche Bank Securities Inc.	07/21/2015	7,085,100	SEK	830,009	USD	—	(25,006)

Deutsche Bank Securities Inc.	07/21/2015	7,545,662	USD	9,062,000	CAD	—	(292,206)

Deutsche Bank Securities Inc.	07/21/2015	1,390,394	USD	1,736,800	CAD	—	(216)

Deutsche Bank Securities Inc.	07/21/2015	989,834	USD	1,397,200	NZD	—	(44,702)

Deutsche Bank Securities Inc.	07/21/2015	251,599	USD	360,000	NZD	—	(8,078)

Deutsche Bank Securities Inc.	07/21/2015	5,182,978	USD	44,038,766	SEK	131,526	—

Deutsche Bank Securities Inc.	07/21/2015	5,306,503	USD	44,204,670	SEK	28,022	—

Deutsche Bank Securities Inc.	07/21/2015	5,344,943	USD	44,449,559	SEK	19,135	—

Deutsche Bank Securities Inc.	07/21/2015	227,667	USD	1,943,322	SEK	6,849	—

Deutsche Bank Securities Inc.	07/21/2015	708,173	USD	5,849,567	SEK	—	(2,260)

Deutsche Bank Securities Inc.	07/22/2015	1,279,000	BRL	400,000	USD	—	(8,316)

Deutsche Bank Securities Inc.	08/17/2015	1,600,000	AUD	1,235,141	USD	3,909	—

Deutsche Bank Securities Inc.	08/17/2015	1,830,000	AUD	1,391,807	USD	—	(16,415)

Deutsche Bank Securities Inc.	08/17/2015	640,800	AUD	492,810	USD	—	(298)

Deutsche Bank Securities Inc.	08/17/2015	1,387,970	USD	1,820,000	AUD	12,556	—

Deutsche Bank Securities Inc.	08/17/2015	2,338,944	USD	3,045,000	AUD	4,245	—

Deutsche Bank Securities Inc.	09/03/2015	26,787,000	EUR	29,453,914	USD	—	(436,357)

Deutsche Bank Securities Inc.	09/03/2015	88,773,000	GBP	135,560,810	USD	—	(3,859,222)

Deutsche Bank Securities Inc.	09/03/2015	116,000	GBP	181,277	USD	—	(904)

Deutsche Bank Securities Inc.	09/03/2015	899,089	USD	806,200	EUR	509	—

Deutsche Bank Securities Inc.	09/03/2015	3,375,074	USD	2,989,000	EUR	—	(39,799)

Deutsche Bank Securities Inc.	09/03/2015	74,566,135	USD	48,634,000	GBP	1,814,677	—

Deutsche Bank Securities Inc.	09/03/2015	11,089,344	USD	7,239,000	GBP	279,671	—

Deutsche Bank Securities Inc.	09/03/2015	1,632,129	USD	1,038,200	GBP	—	(1,612)

Deutsche Bank Securities Inc.	09/15/2015	361,838	USD	44,608,000	JPY	3,015	—

Morgan Stanley	07/21/2015	22,805,000	AUD	17,476,915	USD	—	(98,212)

Morgan Stanley	07/21/2015	56,362,000	CAD	46,170,310	USD	1,056,732	—

Morgan Stanley	07/21/2015	20,172,710	DKK	2,934,771	USD	—	(81,396)

Morgan Stanley	07/21/2015	605,066,000	MXN	40,259,169	USD	1,818,096	—

Morgan Stanley	07/21/2015	47,870,000	MXN	3,042,224	USD	945	—

Morgan Stanley	07/21/2015	32,687,000	NZD	24,365,217	USD	2,254,202	—

The accompanying Notes to Financial Statements are an integral part of this statement.

80	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	07/21/2015	4,997,224	USD	6,567,000	AUD	63,765	—

Morgan Stanley	07/21/2015	541,222	USD	704,900	AUD	2,023	—

Morgan Stanley	07/21/2015	5,090,153	USD	6,478,000	AUD	—	(97,754)

Morgan Stanley	07/21/2015	4,857,225	USD	6,272,000	AUD	—	(23,583)

Morgan Stanley	07/21/2015	8,375,065	USD	10,235,000	CAD	—	(182,711)

Morgan Stanley	07/21/2015	2,847,553	USD	3,504,000	CAD	—	(42,863)

Morgan Stanley	07/21/2015	11,043,147	USD	13,739,000	CAD	—	(46,102)

Morgan Stanley	07/21/2015	1,501,690	USD	1,864,900	CAD	—	(8,977)

Morgan Stanley	07/21/2015	9,928,111	USD	12,374,000	CAD	—	(23,646)

Morgan Stanley	07/21/2015	8,672,941	USD	10,798,800	CAD	—	(29,307)

Morgan Stanley	07/21/2015	959,127	USD	6,550,260	DKK	20,250	—

Morgan Stanley	07/21/2015	982,193	USD	6,576,077	DKK	1,043	—

Morgan Stanley	07/21/2015	925,726	USD	6,118,845	DKK	—	(10,853)

Morgan Stanley	07/21/2015	135,423	USD	897,589	DKK	—	(1,218)

Morgan Stanley	07/21/2015	12,150,008	USD	185,804,000	MXN	—	(345,502)

Morgan Stanley	07/21/2015	11,874,602	USD	182,857,000	MXN	—	(257,325)

Morgan Stanley	07/21/2015	1,102,097	USD	17,074,900	MXN	—	(17,294)

Morgan Stanley	07/21/2015	604,495	USD	9,397,000	MXN	—	(7,485)

Morgan Stanley	07/21/2015	6,852,104	USD	106,653,000	MXN	—	(76,222)

Morgan Stanley	07/21/2015	3,310,450	USD	51,646,000	MXN	—	(29,275)

Morgan Stanley	07/21/2015	6,704,555	USD	9,232,000	NZD	—	(459,599)

Morgan Stanley	07/21/2015	6,588,282	USD	9,270,000	NZD	—	(317,620)

Morgan Stanley	07/21/2015	5,495,297	USD	7,744,000	NZD	—	(256,894)

Morgan Stanley	07/21/2015	894,861	USD	1,263,000	NZD	—	(40,509)

Morgan Stanley	07/21/2015	985,227	USD	1,397,000	NZD	—	(40,231)

Total						8,137,754	(10,624,559)

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
90DAY EURO$ FUTR	5	USD	1,243,313	12/2015	1,243	—

EURO-BOBL FUTURE	6	EUR	866,773	09/2015	—	(556)

LONG GILT FUTURE	53	GBP	9,637,560	09/2015	—	(114,845)

US 10YR NOTE (CBT)	92	USD	11,607,813	09/2015	—	(25,853)

US 5YR NOTE (CBT)	13	USD	1,550,352	09/2015	1,498	—

US LONG BOND (CBT)	15	USD	2,262,656	09/2015	7,714	—

Total			27,168,467		10,455	(141,254)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	81

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2015 (Unaudited)

Futures Contracts Outstanding at June 30, 2015 (continued)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
90DAY EURO$ FUTR	(71)	USD	(17,387,900)	12/2017	—	(8,564)

EURO BUXL 30Y BND	(3)	EUR	(497,134)	09/2015	45,530	—

Euro-BTP Future	(7)	EUR	(1,016,152)	09/2015	23,729	—

EURO-BUND FUTURE	(12)	EUR	(2,033,486)	09/2015	43,947	—

JPN 10Y BOND (OSE)	(7)	JPY	(8,406,177)	09/2015	—	(51,470)

US ULTRA BOND (CBT)	(32)	USD	(4,930,000)	09/2015	174,955	—

Total			(34,270,849)		288,161	(60,034)

Options Contracts Written Outstanding at June 30, 2015

Issuer	Puts/Calls	Notional Amount ($)	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)(a)
AUD Call/USD Put	Call	2,190,000	0.82	18,154	8/13/2015	2,149

AUD Call/USD Put	Call	2,135,000	0.80	17,181	10/29/2015	17,181

CHF Call/SEK Put	Call	1,740,000	9.75	14,619	8/28/2015	2,981

EUR Call/USD Put	Call	1,590,000	1.15	18,621	8/3/2015	7,886

EUR Call/USD Put	Call	1,310,000	1.16	16,367	8/6/2015	5,829

OTC 10-Year Interest Rate Swap(k)	Call	7,200,000	1.90	142,665	2/13/2017	69,839

OTC 10-Year Interest Rate Swap(k)	Put	7,200,000	2.90	205,607	2/13/2017	276,740

OTC 30-Year Interest Rate Swap(k)	Put	1,540,000	1.70	104,216	12/22/2015	102,375

OTC 30-Year Interest Rate Swap(k)	Call	1,540,000	1.70	104,216	12/22/2015	92,994

OTC 30-Year Interest Rate Swap(k)	Put	1,300,000	2.55	74,082	1/15/2016	143,438

US 10 Year Note Futures	Call	8	128.00	5,863	7/24/2015	2,125

US 10 Year Note Futures	Call	59	130.50	22,961	8/21/2015	10,141

USD Call/JPY Put	Call	1,740,000	126.50	15,643	10/30/2015	14,017

USD Call/JPY Put	Call	1,640,000	126.50	13,300	10/30/2015	13,300

USD Put/JPY Call	Put	1,740,000	113.50	11,326	10/30/2015	4,661

USD Put/JPY Call	Put	1,640,000	113.50	3,493	10/30/2015	3,493

Total						769,149

Interest Rate Swap Contracts Outstanding at June 30, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International*	3-Month USD LIBOR-BBA	Receive	3.046	2/15/2040	USD	655,000	(17)	—	(23,765)

Goldman Sachs International*	3-Month USD LIBOR-BBA	Receive	3.065	2/15/2040	USD	640,000	(17)	—	(25,534)

Goldman Sachs*	3-Month USD LIBOR-BBA	Receive	2.800	2/25/2025	USD	1,500,000	17,665	—	(44,481)

Goldman Sachs*	3-Month USD LIBOR-BBA	Receive	2.380	4/24/2045	USD	350,000	(9)	39,460	—

Goldman Sachs*	3-Month USD LIBOR-BBA	Receive	2.391	4/24/2045	USD	205,000	(11,163)	10,720	—

The accompanying Notes to Financial Statements are an integral part of this statement.

82	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2015 (Unaudited)

Interest Rate Swap Contracts Outstanding at June 30, 2015 (continued)

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs*	3-Month USD LIBOR-BBA	Receive	2.421	4/24/2045	USD	205,000	(5)	21,391	—

Goldman Sachs*	3-Month USD LIBOR-BBA	Receive	2.423	4/24/2045	USD	195,000	(5)	20,241	—
Total								91,812	(93,780)

*	Centrally cleared swap contract

Inflation Rate Swap Contracts Outstanding at June 30, 2015

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	GBP — UK Retail Price Index All Items Monthly	Fixed rate of 3.04%	7/2/2018	GBP	3,515,000	—	(194,833)

Deutsche Bank	GBP — UK Retail Price Index All Items Monthly	Fixed rate of 3.27%	12/12/2021	GBP	3,155,000	—	(212,634)

Deutsche Bank	GBP — UK Retail Price Index All Items Monthly	Fixed rate of 3.31%	7/2/2023	GBP	2,170,000		(169,078)

Total						—	(576,545)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $7,096,308 or 4.36% of net assets.

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(d)	Principal and interest may not be guaranteed by the government.

(e)	Variable rate security.

(f)	Purchased swaption contracts outstanding at June 30, 2015:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Call — OTC 5-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	2.100	2/16/2021	9,900,000	172,414	129,825

Put — OTC 5-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	2.100	2/16/2021	9,900,000	160,366	127,933

Put — OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	2.750	1/19/2026	11,200,000	97,440	201,425

Put — OTC 30-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	2.950	1/19/2046	1,300,000	32,503	73,644

Put — OTC 30-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	3.350	1/19/2046	2,600,000	25,373	61,666

Put — OTC 30-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	3.750	1/19/2046	4,600,000	16,253	37,722

Total							504,349	632,215

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	83

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(g)	Purchased inflation indexed floor contracts outstanding at June 30, 2015:

Reference Entity	Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Value	Premiums (Paid) Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	Deutsche Bank	Referenced index on expiration date if index exceeds premium amount paid, or $0	Premium equivalent to the referenced index plus 0.155%	11/19/2015	EUR	22,425,000	225	(46,891)	—	(46,666)

(h)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,913,214	279,418,897	(292,725,128)	8,606,983	10,555	8,606,983

(j)	At June 30, 2015, cash or short-term securities were designated to cover open put and/or call options written.

(k)	Written swaption contracts outstanding at June 30, 2015:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Call — OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	1.900	2/15/2027	7,200,000	142,665	69,839

Call — OTC 30-Year Interest Rate Swap	Morgan Stanley	6-Month EUR EURIBOR	Receive	1.700	12/24/2045	1,540,000	104,216	92,994

Put — OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	2.900	2/15/2027	7,200,000	205,607	276,740

Put — OTC 30-Year Interest Rate Swap	Morgan Stanley	6-Month EUR EURIBOR	Pay	1.700	12/24/2045	1,540,000	104,216	102,375

Put — OTC 30-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	2.550	1/19/2046	1,300,000	74,082	143,438

Total							630,786	685,386

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

84	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	85

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Inflation-Indexed Bonds	—	151,438,013	—	151,438,013

Foreign Government Obligations	—	2,904,385	—	2,904,385

Options Purchased Calls	65,438	132,950	—	198,388

Options Purchased Puts	21,625	602,045	—	623,670

Money Market Funds	8,606,983	—	—	8,606,983

Total Investments	8,694,046	155,077,393	—	163,771,439

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	8,137,754	—	8,137,754

Futures Contracts	298,616	—	—	298,616

Swap Contracts	—	91,812	—	91,812

Liabilities

Forward Foreign Currency Exchange Contracts	—	(10,624,559)	—	(10,624,559)

Futures Contracts	(201,288)	—	—	(201,288)

Options Contracts Written	(83,763)	(685,386)	—	(769,149)

Swap Contracts	—	(670,325)	—	(670,325)

Total	8,707,611	151,326,689	—	160,034,300

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

86	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 94.0%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 12.3%
Auto Components 2.0%

American Axle & Manufacturing Holdings, Inc.(a)	359,306	7,513,088

Dana Holding Corp.	668,058	13,748,634

Motorcar Parts of America, Inc.(a)	37,784	1,136,921

Remy International, Inc.	323,886	7,161,119

Standard Motor Products, Inc.	71,225	2,501,422

Total		32,061,184

Automobiles 0.2%

Thor Industries, Inc.	60,400	3,399,312

Distributors 0.2%

VOXX International Corp.(a)	331,973	2,748,737

Diversified Consumer Services 0.6%

Ascent Capital Group, Inc., Class A(a)	59,551	2,545,210

Liberty Tax, Inc.	76,740	1,899,315

Sotheby’s	105,650	4,779,606

Total		9,224,131

Hotels, Restaurants & Leisure 1.0%

Biglari Holdings, Inc.(a)	12,465	5,157,394

International Speedway Corp., Class A	179,530	6,583,365

Marcus Corp. (The)	63,178	1,211,754

Monarch Casino & Resort, Inc.(a)	169,365	3,482,144

Total		16,434,657

Household Durables 2.0%

KB Home	114,060	1,893,396

SodaStream International Ltd.(a)	379,905	8,027,393

Tempur Sealy International, Inc.(a)	170,570	11,240,563

UCP, Inc., Class A(a)	127,490	966,374

Whirlpool Corp.	59,057	10,219,814

Total		32,347,540

Leisure Products 0.4%

Arctic Cat, Inc.	171,858	5,707,404

Media 0.3%

AMC Entertainment Holdings, Inc., Class A	129,000	3,957,720

World Wrestling Entertainment, Inc., Class A	80,000	1,320,000

Total		5,277,720

Multiline Retail 0.7%

Big Lots, Inc.	233,800	10,518,662

Specialty Retail 4.6%

Abercrombie & Fitch Co., Class A	699,515	15,046,568

Common Stocks (continued)
Issuer	Shares	Value ($)
Ascena Retail Group, Inc.(a)	188,148	3,133,605

Buckle, Inc. (The)	114,680	5,248,904

Caleres, Inc.	148,000	4,703,440

Chico’s FAS, Inc.	231,570	3,851,009

Children’s Place, Inc. (The)	122,935	8,041,178

Finish Line, Inc., Class A (The)	104,800	2,915,536

Genesco, Inc.(a)	39,000	2,575,170

Men’s Wearhouse, Inc. (The)	160,954	10,312,323

Outerwall, Inc.	42,850	3,261,313

Rent-A-Center, Inc.	168,540	4,778,109

Stage Stores, Inc.	77,802	1,363,869

Vitamin Shoppe, Inc.(a)	161,900	6,034,013

West Marine, Inc.(a)	215,611	2,078,490

Total		73,343,527

Textiles, Apparel & Luxury Goods 0.3%

Crocs, Inc.(a)	328,740	4,835,765

Total Consumer Discretionary		195,898,639

CONSUMER STAPLES 2.1%
Food & Staples Retailing 0.7%

Andersons, Inc. (The)	71,000	2,769,000

Casey’s General Stores, Inc.	47,000	4,499,780

Ingles Markets, Inc., Class A	38,020	1,816,215

Village Super Market, Inc., Class A	82,230	2,605,869

Total		11,690,864

Food Products 1.2%

Darling Ingredients, Inc.(a)	122,570	1,796,876

Dean Foods Co.	662,330	10,709,876

Flowers Foods, Inc.	136,310	2,882,957

Omega Protein Corp.(a)	251,300	3,455,375

Total		18,845,084

Household Products 0.1%

Orchids Paper Products Co.	77,839	1,873,585

Tobacco 0.1%

Alliance One International, Inc.(a)	49,477	1,183,002

Total Consumer Staples		33,592,535

ENERGY 3.5%
Energy Equipment & Services 1.7%

Bristow Group, Inc.	78,280	4,172,324

CARBO Ceramics, Inc.	87,865	3,657,820

Gulfmark Offshore, Inc., Class A	92,100	1,068,360

Nabors Industries Ltd.	99,000	1,428,570

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	87

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Paragon Offshore PLC	1,121,300	1,222,217

Parker Drilling Co.(a)	682,652	2,266,405

PHI, Inc.(a)	41,249	1,238,295

RPC, Inc.	189,200	2,616,636

Tidewater, Inc.	435,698	9,903,415

Total		27,574,042

Oil, Gas & Consumable Fuels 1.8%

Advantage Oil & Gas Ltd.(a)	922,425	5,838,950

Ardmore Shipping Corp.	262,400	3,177,664

Carrizo Oil & Gas, Inc.(a)	22,870	1,126,119

Evolution Petroleum Corp.	501,569	3,305,340

Gran Tierra Energy, Inc.(a)	809,350	2,411,863

LinnCo LLC	169,681	1,603,485

PBF Energy, Inc., Class A	257,800	7,326,676

Petroquest Energy, Inc.(a)	912,616	1,806,980

Stone Energy Corp.(a)	50,000	629,500

WPX Energy, Inc.(a)	65,160	800,165

Total		28,026,742

Total Energy		55,600,784

FINANCIALS 23.9%
Banks 10.8%

1st Source Corp.	56,435	1,925,562

Ameris Bancorp	192,900	4,878,441

Bancorp, Inc. (The)(a)	451,356	4,188,584

Bank of the Ozarks, Inc.	31,448	1,438,746

BankUnited, Inc.	79,800	2,867,214

Banner Corp.	61,550	2,950,092

City National Corp.	119,191	10,773,674

Community Bank System, Inc.	57,100	2,156,667

First Busey Corp.	449,550	2,953,543

First Citizens BancShares Inc., Class A	5,405	1,421,731

First Commonwealth Financial Corp.	281,281	2,697,485

First Community Bancshares, Inc.	145,750	2,655,565

First Horizon National Corp.	567,115	8,886,692

First Midwest Bancorp, Inc.	155,600	2,951,732

First Niagara Financial Group, Inc.	1,532,306	14,464,969

FirstMerit Corp.	220,100	4,584,683

FNB Corp.	373,686	5,351,184

Hancock Holding Co.	87,600	2,795,316

Hanmi Financial Corp.	328,299	8,154,947

Hilltop Holdings, Inc.(a)	101,960	2,456,216

Common Stocks (continued)
Issuer	Shares	Value ($)
Iberiabank Corp.	76,100	5,192,303

International Bancshares Corp.	52,397	1,407,907

Investors Bancorp, Inc.	445,262	5,476,723

Lakeland Financial Corp.	66,182	2,870,313

OFG Bancorp	745,592	7,955,467

Prosperity Bancshares, Inc.	135,280	7,811,067

Renasant Corp.	89,790	2,927,154

Simmons First National Corp., Class A	92,102	4,299,321

TCF Financial Corp.	300,500	4,991,305

Texas Capital Bancshares, Inc.(a)	187,700	11,682,448

Umpqua Holdings Corp.	312,930	5,629,611

United Community Banks, Inc.	190,700	3,979,909

Valley National Bancorp	565,500	5,830,305

Webster Financial Corp.	115,500	4,568,025

Westamerica Bancorporation	77,900	3,945,635

Wintrust Financial Corp.	56,316	3,006,148

Total		172,126,684

Capital Markets 1.1%

Capital Southwest Corp.	106,936	5,339,315

FBR & Co.(a)	60,100	1,390,714

Greenhill & Co., Inc.	167,600	6,926,908

Manning & Napier, Inc.	109,300	1,089,721

Virtus Investment Partners, Inc.	15,000	1,983,750

Total		16,730,408

Consumer Finance 0.9%

Cash America International, Inc.	160,300	4,198,257

Green Dot Corp., Class A(a)	499,000	9,540,880

Total		13,739,137

Diversified Financial Services 0.6%

FNFV Group(a)	314,217	4,832,658

Pico Holdings, Inc.(a)	335,745	4,942,166

Total		9,774,824

Insurance 5.8%

American National Insurance Co.	106,795	10,927,264

Argo Group International Holdings Ltd.	85,110	4,740,627

Aspen Insurance Holdings Ltd.	282,732	13,542,863

Endurance Specialty Holdings Ltd.	62,100	4,079,970

FBL Financial Group, Inc., Class A	49,500	2,857,140

Genworth Financial, Inc., Class A(a)	363,997	2,755,457

Hanover Insurance Group, Inc. (The)	55,500	4,108,665

Horace Mann Educators Corp.	262,292	9,542,183

The accompanying Notes to Financial Statements are an integral part of this statement.

88	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Montpelier Re Holdings Ltd.	581,390	22,964,905

Navigators Group, Inc. (The)(a)	11,492	891,320

RenaissanceRe Holdings Ltd.	33,896	3,440,783

Selective Insurance Group, Inc.	139,540	3,914,097

White Mountains Insurance Group Ltd.	13,697	8,970,713

Total		92,735,987

Real Estate Investment Trusts (REITs) 4.2%

American Campus Communities, Inc.	110,100	4,149,669

Capstead Mortgage Corp.	129,925	1,442,168

CBL & Associates Properties, Inc.	239,800	3,884,760

Chimera Investment Corp.	173,927	2,384,539

Corporate Office Properties Trust	138,400	3,257,936

CyrusOne, Inc.	129,200	3,804,940

DuPont Fabros Technology, Inc.	82,063	2,416,755

Equity Commonwealth(a)	82,957	2,129,506

Geo Group, Inc. (The)	179,799	6,141,934

Gramercy Property Trust, Inc.	93,600	2,187,432

Granite Real Estate Investment Trust	710,800	24,266,712

Highwoods Properties, Inc.	128,400	5,129,580

Mack-Cali Realty Corp.	212,000	3,907,160

Urstadt Biddle Properties, Inc., Class A	93,325	1,743,311

Total		66,846,402

Thrifts & Mortgage Finance 0.5%

Bank Mutual Corp.	207,396	1,590,727

Northwest Bancshares, Inc.	216,000	2,769,120

TFS Financial Corp.	187,725	3,157,535

Total		7,517,382

Total Financials		379,470,824

HEALTH CARE 5.8%
Biotechnology 0.2%

Myriad Genetics, Inc.(a)	100,658	3,421,366

Health Care Equipment & Supplies 3.4%

Alere, Inc.(a)	96,715	5,101,716

Alphatec Holdings, Inc.(a)	820,980	1,132,952

Analogic Corp.	78,200	6,169,980

Haemonetics Corp.(a)	293,925	12,156,738

Hill-Rom Holdings, Inc.	48,375	2,628,214

Integra LifeSciences Holdings Corp.(a)	153,837	10,363,999

OraSure Technologies, Inc.(a)	190,160	1,024,962

Orthofix International NV(a)	277,607	9,194,344

Common Stocks (continued)
Issuer	Shares	Value ($)
West Pharmaceutical Services, Inc.	96,700	5,616,336

Total		53,389,241

Health Care Providers & Services 1.7%

Air Methods Corp.(a)	74,927	3,097,482

Community Health Systems, Inc.(a)	96,094	6,051,039

Health Net, Inc.(a)	42,000	2,693,040

HealthSouth Corp.	198,870	9,159,953

LHC Group, Inc.(a)	83,000	3,174,750

Owens & Minor, Inc.	101,240	3,442,160

Total		27,618,424

Life Sciences Tools & Services 0.2%

Bio-Techne Corp.	33,500	3,298,745

Pharmaceuticals 0.3%

Phibro Animal Health Corp., Class A	109,195	4,252,053

Total Health Care		91,979,829

INDUSTRIALS 22.1%
Aerospace & Defense 2.5%

Cubic Corp.	146,313	6,961,572

Curtiss-Wright Corp.	46,100	3,339,484

Ducommun, Inc.(a)	55,075	1,413,775

Esterline Technologies Corp.(a)	24,886	2,372,631

KLX, Inc.(a)	147,060	6,489,758

Orbital ATK, Inc.	46,538	3,414,028

Spirit AeroSystems Holdings, Inc., Class A(a)	110,525	6,091,033

Triumph Group, Inc.	148,080	9,771,799

Total		39,854,080

Air Freight & Logistics 1.1%

Air Transport Services Group, Inc.(a)	228,728	2,399,357

Atlas Air Worldwide Holdings, Inc.(a)	132,955	7,307,207

Forward Air Corp.	157,600	8,236,176

Total		17,942,740

Airlines 0.3%

Air France-KLM, ADR(a)	737,650	5,152,485

Building Products 1.4%

Gibraltar Industries, Inc.(a)	225,543	4,594,311

Simpson Manufacturing Co., Inc.	248,290	8,441,860

Trex Co., Inc.(a)	193,810	9,580,028

Total		22,616,199

Commercial Services & Supplies 3.9%

ABM Industries, Inc.	89,500	2,941,865

ACCO Brands Corp.(a)	815,500	6,336,435

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	89

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Brady Corp., Class A	67,900	1,679,846

Brink’s Co. (The)	142,205	4,185,093

Clean Harbors, Inc.(a)	83,420	4,482,991

G&K Services, Inc., Class A	67,100	4,639,294

Herman Miller, Inc.	175,390	5,074,033

Mobile Mini, Inc.	219,565	9,230,512

SP Plus Corp.(a)	279,406	7,295,291

Steelcase, Inc., Class A	289,900	5,482,009

U.S. Ecology, Inc.	27,297	1,329,910

Unifirst Corp.	80,877	9,046,092

Total		61,723,371

Construction & Engineering 0.7%

Comfort Systems U.S.A., Inc.	282,047	6,472,979

EMCOR Group, Inc.	46,615	2,226,798

Great Lakes Dredge & Dock Corp.(a)	368,799	2,198,042

Primoris Services Corp.	31,100	615,780

Total		11,513,599

Electrical Equipment 1.2%

AZZ, Inc.	184,540	9,559,172

Encore Wire Corp.	95,800	4,242,982

EnerSys	30,550	2,147,360

Regal Beloit Corp.	37,200	2,700,348

Total		18,649,862

Industrial Conglomerates 0.2%

Carlisle Companies, Inc.	24,595	2,462,451

Machinery 5.4%

Actuant Corp., Class A	113,000	2,609,170

AGCO Corp.	55,500	3,151,290

Astec Industries, Inc.	36,030	1,506,775

Barnes Group, Inc.	253,090	9,867,979

Crane Co.	106,000	6,225,380

Dynamic Materials Corp.	61,000	671,000

ESCO Technologies, Inc.	249,725	9,342,212

Harsco Corp.	140,280	2,314,620

Hyster-Yale Materials Handling, Inc.	108,700	7,530,736

ITT Corp.	58,990	2,468,142

Kennametal, Inc.	136,700	4,664,204

LB Foster Co., Class A	72,000	2,491,920

NN, Inc.	242,490	6,188,345

Oshkosh Corp.	155,670	6,597,295

Tecumseh Products Co.(a)	29,977	74,043

Terex Corp.	265,952	6,183,384

Titan International, Inc.	519,110	5,575,241

Common Stocks (continued)
Issuer	Shares	Value ($)
TriMas Corp.(a)	72,356	2,141,738

Watts Water Technologies, Inc., Class A	118,610	6,149,928

Total		85,753,402

Professional Services 0.7%

Acacia Research Corp.	437,000	3,832,490

FTI Consulting, Inc.(a)	92,679	3,822,082

Kelly Services, Inc., Class A	235,760	3,618,916

Total		11,273,488

Road & Rail 1.4%

Con-way, Inc.	350,000	13,429,500

Heartland Express, Inc.	148,400	3,002,132

Marten Transport Ltd.	182,861	3,968,084

Werner Enterprises, Inc.	72,630	1,906,537

Total		22,306,253

Trading Companies & Distributors 2.7%

AerCap Holdings NV(a)	613,800	28,105,902

Applied Industrial Technologies, Inc.	64,510	2,557,822

DXP Enterprises, Inc.(a)	73,000	3,394,500

Titan Machinery, Inc.(a)	256,900	3,784,137

Veritiv Corp.(a)	130,000	4,739,800

Total		42,582,161

Transportation Infrastructure 0.6%

Wesco Aircraft Holdings, Inc.(a)	610,200	9,244,530

Total Industrials		351,074,621

INFORMATION TECHNOLOGY 16.5%
Communications Equipment 1.0%

Aviat Networks, Inc.(a)	1,367,767	1,723,386

Black Box Corp.	186,800	3,736,000

Extreme Networks, Inc.(a)	395,790	1,064,675

Ituran Location and Control Ltd.	114,751	2,850,415

Plantronics, Inc.	56,870	3,202,350

Polycom, Inc.(a)	301,825	3,452,878

Total		16,029,704

Electronic Equipment, Instruments & Components 5.7%

Celestica, Inc.(a)	161,386	1,878,533

Daktronics, Inc.	241,470	2,863,834

Electro Scientific Industries, Inc.	543,200	2,862,664

FARO Technologies, Inc.(a)	96,170	4,491,139

GSI Group, Inc.(a)	193,520	2,908,606

II-VI, Inc.(a)	483,090	9,169,048

Knowles Corp.(a)	93,190	1,686,739

The accompanying Notes to Financial Statements are an integral part of this statement.

90	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Mercury Systems, Inc.(a)	273,410	4,002,722

National Instruments Corp.	87,300	2,571,858

Orbotech Ltd.(a)	129,987	2,703,730

OSI Systems, Inc.(a)	120,196	8,508,675

Park Electrochemical Corp.	149,990	2,873,808

Plexus Corp.(a)	133,460	5,856,225

Radisys Corp.(a)	450,250	1,152,640

Sanmina Corp.(a)	854,583	17,228,393

Tech Data Corp.(a)	174,280	10,031,557

Vishay Intertechnology, Inc.	840,642	9,818,699

Total		90,608,870

Internet Software & Services 0.5%

EarthLink Holdings Corp.	349,610	2,618,579

j2 Global, Inc.	60,246	4,093,113

Marchex, Inc.	246,430	1,219,829

Total		7,931,521

IT Services 2.4%

Blackhawk Network Holdings, Inc.(a)	209,380	8,626,456

Computer Services, Inc.	128,439	5,667,371

Convergys Corp.	98,380	2,507,706

CSG Systems International, Inc.	215,010	6,807,216

DST Systems, Inc.	10,062	1,267,611

Mantech International Corp., Class A	99,300	2,879,700

MAXIMUS, Inc.	39,400	2,589,762

NeuStar, Inc., Class A(a)	186,848	5,457,830

Sykes Enterprises, Inc.(a)	100,276	2,431,693

Total		38,235,345

Semiconductors & Semiconductor Equipment 3.8%

Axcelis Technologies, Inc.(a)	1,694,625	5,016,090

Brooks Automation, Inc.	625,510	7,162,089

Diodes, Inc.(a)	315,181	7,599,014

Fairchild Semiconductor International, Inc.(a)	560,015	9,733,061

Micron Technology, Inc.(a)	403,000	7,592,520

OmniVision Technologies, Inc.(a)	252,000	6,601,140

Photronics, Inc.(a)	1,029,720	9,792,637

Tessera Technologies, Inc.	95,625	3,631,838

Xcerra Corp.(a)	461,900	3,496,583

Total		60,624,972

Software 2.5%

CommVault Systems, Inc.(a)	63,440	2,690,490

Comverse, Inc.(a)	93,740	1,882,299

ePlus, Inc.(a)	59,394	4,552,550

Common Stocks (continued)
Issuer	Shares	Value ($)
Informatica Corp.(a)	173,940	8,430,872

Mentor Graphics Corp.	377,630	9,980,761

NICE-Systems Ltd., ADR	90,100	5,729,459

Open Text Corp.	25,000	1,013,250

Rovi Corp.(a)	280,830	4,479,239

Total		38,758,920

Technology Hardware, Storage & Peripherals 0.6%

Logitech International SA	135,315	1,983,718

QLogic Corp.(a)	230,848	3,275,733

Silicon Graphics International Corp.(a)	686,392	4,440,956

Total		9,700,407

Total Information Technology		261,889,739

MATERIALS 5.7%
Chemicals 1.9%

American Vanguard Corp.	121,196	1,672,505

Innospec, Inc.	112,875	5,083,890

LSB Industries, Inc.(a)	59,031	2,410,826

Minerals Technologies, Inc.	76,050	5,181,286

PolyOne Corp.	221,340	8,669,888

Scotts Miracle-Gro Co., Class A	95,072	5,629,213

Sensient Technologies Corp.	30,495	2,084,028

Total		30,731,636

Containers & Packaging 0.4%

Myers Industries, Inc.	331,096	6,290,824

Owens-Illinois, Inc.(a)	50,000	1,147,000

Total		7,437,824

Metals & Mining 1.7%

Allegheny Technologies, Inc.	59,900	1,808,980

AuRico Gold, Inc.	3,968,918	11,271,727

Coeur Mining, Inc.(a)	571,021	3,260,530

Compass Minerals International, Inc.	64,471	5,295,648

Pan American Silver Corp.	248,644	2,135,852

Schnitzer Steel Industries, Inc., Class A	162,230	2,834,158

Total		26,606,895

Paper & Forest Products 1.7%

KapStone Paper and Packaging Corp.	215,000	4,970,800

PH Glatfelter Co.	177,736	3,908,415

Resolute Forest Products, Inc.(a)	1,178,261	13,255,436

Schweitzer-Mauduit International, Inc.	119,300	4,757,684

Total		26,892,335

Total Materials		91,668,690

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	91

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.3%

Atlantic Tele-Network, Inc.	62,253	4,300,437

Wireless Telecommunication Services 0.3%

Telephone & Data Systems, Inc.	169,180	4,973,892

Total Telecommunication Services		9,274,329

UTILITIES 1.5%
Electric Utilities 0.6%

El Paso Electric Co.	117,700	4,079,482

Portland General Electric Co.	132,535	4,394,861

Total		8,474,343

Gas Utilities 0.8%

Laclede Group, Inc. (The)	139,200	7,246,752

New Jersey Resources Corp.	73,650	2,029,057

WGL Holdings, Inc.	71,900	3,903,451

Total		13,179,260

Water Utilities 0.1%

American States Water Co.	51,325	1,919,042

Total Utilities		23,572,645

Total Common Stocks
(Cost: $1,310,155,380)		1,494,022,635

Rights —%
Issuer	Shares	Value ($)
INDUSTRIALS —%
Airlines —%

American Airlines Escrow(a)(b)(c)(d)	185,100	—

Total Industrials		—

Total Rights
(Cost: $—)		—

Money Market Funds 6.3%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.118%(e)(f)	99,438,655	99,438,655

Total Money Market Funds
(Cost: $99,438,655)		99,438,655

Total Investments
(Cost: $1,409,594,035)		1,593,461,290

Other Assets & Liabilities, Net		(5,420,759)

Net Assets		1,588,040,531

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at June 30, 2015 rounds to zero, which represents less than 0.01% of net assets. Information concerning such security holdings at June 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Airlines Escrow	12/17/2013	—

(c)	Negligible market value.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2015, the value of these securities rounds to zero, which represents less than 0.01% of net assets.

(e)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	96,254,174	237,535,725	(234,351,244)	99,438,655	44,114	99,438,655

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

92	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	93

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments

Common Stocks

Consumer Discretionary	195,898,639	—	—		195,898,639

Consumer Staples	33,592,535	—	—		33,592,535

Energy	55,600,784	—	—		55,600,784

Financials	379,470,824	—	—		379,470,824

Health Care	91,979,829	—	—		91,979,829

Industrials	351,074,621	—	—		351,074,621

Information Technology	261,889,739	—	—		261,889,739

Materials	91,668,690	—	—		91,668,690

Telecommunication Services	9,274,329	—	—		9,274,329

Utilities	23,572,645	—	—		23,572,645

Total Common Stocks	1,494,022,635	—	—		1,494,022,635

Rights

Industrials	—	—	0	(a)	0	(a)

Money Market Funds	99,438,655	—	—		99,438,655

Total Investments	1,593,461,290	—	0	(a)	1,593,461,290

(a)	Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

94	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio – Sit Dividend Growth Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.6%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 12.2%
Auto Components 0.8%

Delphi Automotive PLC	160,375	13,646,309

Distributors 0.6%

Genuine Parts Co.	115,825	10,369,812

Diversified Consumer Services 1.1%

H&R Block, Inc.	657,300	19,488,945

Hotels, Restaurants & Leisure 1.0%

Starbucks Corp.	340,250	18,242,504

Household Durables 1.0%

Whirlpool Corp.	108,550	18,784,577

Media 1.5%

Time Warner, Inc.	312,975	27,357,145

Multiline Retail 2.6%

Macy’s, Inc.	336,100	22,676,667

Target Corp.	289,404	23,624,049

Total		46,300,716

Specialty Retail 3.6%

Home Depot, Inc. (The)	431,200	47,919,256

TJX Companies, Inc. (The)	276,025	18,264,574

Total		66,183,830

Total Consumer Discretionary		220,373,838

CONSUMER STAPLES 9.9%
Beverages 2.2%

PepsiCo, Inc.	432,120	40,334,081

Food & Staples Retailing 3.1%

CVS Health Corp.	291,500	30,572,520

Wal-Mart Stores, Inc.	372,425	26,416,105

Total		56,988,625

Food Products 1.5%

Archer-Daniels-Midland Co.	269,675	13,003,728

JM Smucker Co. (The)	128,800	13,963,208

Total		26,966,936

Household Products 3.1%

Kimberly-Clark Corp.	251,375	26,638,209

Procter & Gamble Co. (The)	370,600	28,995,744

Total		55,633,953

Total Consumer Staples		179,923,595

ENERGY 4.6%
Oil, Gas & Consumable Fuels 4.6%

Devon Energy Corp.	298,275	17,744,380

Common Stocks (continued)
Issuer	Shares	Value ($)
Kinder Morgan, Inc.	349,800	13,428,822

Marathon Petroleum Corp.	256,000	13,391,360

Occidental Petroleum Corp.	245,700	19,108,089

Suncor Energy, Inc.	736,975	20,281,552

Total		83,954,203

Total Energy		83,954,203

FINANCIALS 14.0%
Banks 4.5%

JPMorgan Chase & Co.	602,900	40,852,504

PacWest Bancorp	461,599	21,584,369

PNC Financial Services Group, Inc. (The)	194,850	18,637,403

Total		81,074,276

Capital Markets 2.7%

Goldman Sachs Group, Inc. (The)	97,832	20,426,343

Invesco Ltd.	621,400	23,296,286

T. Rowe Price Group, Inc.	82,350	6,401,066

Total		50,123,695

Consumer Finance 0.7%

Discover Financial Services	232,450	13,393,769

Diversified Financial Services 0.7%

Moody’s Corp.	117,450	12,679,902

Insurance 4.1%

ACE Ltd.	88,200	8,968,176

Arthur J Gallagher & Co.	181,015	8,562,010

Hartford Financial Services Group, Inc. (The)	419,050	17,419,908

Marsh & McLennan Companies, Inc.	188,475	10,686,532

Prudential Financial, Inc.	228,800	20,024,576

Validus Holdings Ltd.	185,900	8,177,741

Total		73,838,943

Real Estate Investment Trusts (REITs) 1.3%

AvalonBay Communities, Inc.	81,675	13,057,382

Brixmor Property Group, Inc.	428,950	9,921,614

Total		22,978,996

Total Financials		254,089,581

HEALTH CARE 18.9%
Biotechnology 1.2%

Gilead Sciences, Inc.	186,900	21,882,252

Health Care Equipment & Supplies 7.9%

Abbott Laboratories	436,975	21,446,733

Becton Dickinson and Co.	234,600	33,231,090

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	95

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Sit Dividend Growth Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Medtronic PLC	766,600	56,805,060

St. Jude Medical, Inc.	280,300	20,481,521

Zimmer Biomet Holdings, Inc.	111,000	12,124,530

Total		144,088,934

Health Care Providers & Services 3.1%

Cardinal Health, Inc.	318,300	26,625,795

UnitedHealth Group, Inc.	238,200	29,060,400

Total		55,686,195

Pharmaceuticals 6.7%

AbbVie, Inc.	362,800	24,376,532

Johnson & Johnson	319,800	31,167,708

Merck & Co., Inc.	384,400	21,883,892

Pfizer, Inc.	958,225	32,129,284

Teva Pharmaceutical Industries Ltd., ADR	204,000	12,056,400

Total		121,613,816

Total Health Care		343,271,197

INDUSTRIALS 15.0%
Aerospace & Defense 5.4%

General Dynamics Corp.	137,300	19,454,037

Honeywell International, Inc.	413,325	42,146,750

Lockheed Martin Corp.	100,200	18,627,180

Raytheon Co.	182,225	17,435,288

Total		97,663,255

Air Freight & Logistics 1.1%

United Parcel Service, Inc., Class B	216,250	20,956,788

Airlines 0.5%

Delta Air Lines, Inc.	223,934	9,199,209

Commercial Services & Supplies 0.8%

Tyco International PLC	373,600	14,376,128

Industrial Conglomerates 0.9%

3M Co.	107,250	16,548,675

Machinery 2.0%

Illinois Tool Works, Inc.	150,675	13,830,458

Snap-On, Inc.	139,325	22,187,506

Total		36,017,964

Professional Services 1.2%

Equifax, Inc.	92,650	8,995,388

Nielsen NV	281,400	12,598,278

Total		21,593,666

Road & Rail 2.0%

Ryder System, Inc.	260,425	22,753,332

Common Stocks (continued)
Issuer	Shares	Value ($)
Union Pacific Corp.	142,250	13,566,383

Total		36,319,715

Transportation Infrastructure 1.1%

Macquarie Infrastructure Corp.	237,100	19,591,573

Total Industrials		272,266,973

INFORMATION TECHNOLOGY 13.9%
IT Services 2.1%

Accenture PLC, Class A	141,700	13,713,726

Automatic Data Processing, Inc.	154,200	12,371,466

Visa, Inc., Class A	181,900	12,214,585

Total		38,299,777

Semiconductors & Semiconductor Equipment 5.9%

Applied Materials, Inc.	1,319,300	25,356,946

Avago Technologies Ltd.	227,000	30,175,110

Intel Corp.	1,093,000	33,243,595

Skyworks Solutions, Inc.	79,800	8,307,180

Xilinx, Inc.	205,800	9,088,128

Total		106,170,959

Software 3.4%

Microsoft Corp.	1,002,425	44,257,064

Oracle Corp.	445,450	17,951,635

Total		62,208,699

Technology Hardware, Storage & Peripherals 2.5%

Apple, Inc.	355,250	44,557,231

Total Information Technology		251,236,666

MATERIALS 3.4%
Chemicals 2.3%

Agrium, Inc.	157,525	16,689,774

LyondellBasell Industries NV, Class A	109,800	11,366,496

Praxair, Inc.	81,425	9,734,359

Scotts Miracle-Gro Co., Class A	51,900	3,072,999

Total		40,863,628

Paper & Forest Products 1.1%

International Paper Co.	430,500	20,487,495

Total Materials		61,351,123

TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.9%

BCE, Inc.	387,550	16,470,875

Verizon Communications, Inc.	780,425	36,375,609

Total		52,846,484

Total Telecommunication Services		52,846,484

The accompanying Notes to Financial Statements are an integral part of this statement.

96	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Sit Dividend Growth Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
UTILITIES 3.8%
Electric Utilities 1.3%

NextEra Energy, Inc.	236,100	23,144,883

Gas Utilities 0.9%

Laclede Group, Inc. (The)	328,439	17,098,534

Multi-Utilities 1.6%

CenterPoint Energy, Inc.	864,175	16,445,250

WEC Energy Group, Inc.	272,875	12,271,189

Total		28,716,439

Total Utilities		68,959,856

Total Common Stocks
(Cost: $1,571,619,340)		1,788,273,516

Equity Funds 1.0%
	Shares	Value ($)
Kayne Anderson MLP Investment Co.	585,500	17,968,995

Total Equity Funds
(Cost: $20,839,633)		17,968,995

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.118%(a)(b)	7,783,811	7,783,811

Total Money Market Funds
(Cost: $7,783,811)		7,783,811

Total Investments
(Cost: $1,600,242,784)		1,814,026,322

Other Assets & Liabilities, Net		(786,218)

Net Assets		1,813,240,104

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	25,361,171	141,499,579	(159,076,939)	7,783,811	12,155	7,783,811

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	97

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Sit Dividend Growth Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	220,373,838	—	—	220,373,838

Consumer Staples	179,923,595	—	—	179,923,595

Energy	83,954,203	—	—	83,954,203

Financials	254,089,581	—	—	254,089,581

Health Care	343,271,197	—	—	343,271,197

Industrials	272,266,973	—	—	272,266,973

Information Technology	251,236,666	—	—	251,236,666

Materials	61,351,123	—	—	61,351,123

Telecommunication Services	52,846,484	—	—	52,846,484

Utilities	68,959,856	—	—	68,959,856

Total Common Stocks	1,788,273,516	—	—	1,788,273,516

Equity Funds	17,968,995	—	—	17,968,995

Money Market Funds	7,783,811	—	—	7,783,811

Total Investments	1,814,026,322	—	—	1,814,026,322

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

98	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio – Victory Established Value Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 94.7%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 11.8%
Auto Components 2.2%

Autoliv, Inc.	11,790	1,376,482

Johnson Controls, Inc.	73,560	3,643,427

Total		5,019,909

Automobiles 1.3%

Harley-Davidson, Inc.	52,550	2,961,193

Hotels, Restaurants & Leisure 1.5%

Panera Bread Co., Class A(a)	19,830	3,465,689

Household Durables 1.3%

NVR, Inc.(a)	2,220	2,974,800

Media 1.1%

Gannett Co., Inc.(a)	31,550	441,385

TEGNA, Inc.	63,100	2,023,617

Total		2,465,002

Multiline Retail 2.5%

Dollar General Corp.	53,410	4,152,093

Nordstrom, Inc.	21,250	1,583,125

Total		5,735,218

Specialty Retail 1.9%

GNC Holdings, Inc., Class A	65,080	2,894,758

Ross Stores, Inc.	27,770	1,349,900

Total		4,244,658

Total Consumer Discretionary		26,866,469

CONSUMER STAPLES 6.4%
Food & Staples Retailing 1.6%

Casey’s General Stores, Inc.	36,910	3,533,763

Food Products 4.8%

Flowers Foods, Inc.	150,990	3,193,439

Ingredion, Inc.	22,600	1,803,706

JM Smucker Co. (The)	27,000	2,927,070

McCormick & Co., Inc.	38,160	3,089,052

Total		11,013,267

Total Consumer Staples		14,547,030

ENERGY 3.2%
Oil, Gas & Consumable Fuels 3.2%

Devon Energy Corp.	74,600	4,437,954

Energen Corp.	42,190	2,881,577

Total		7,319,531

Total Energy		7,319,531

Common Stocks (continued)
Issuer	Shares	Value ($)
FINANCIALS 24.1%
Banks 4.1%

Citizens Financial Group, Inc.	174,140	4,755,763

SunTrust Banks, Inc.	102,989	4,430,587

Total		9,186,350

Capital Markets 2.9%

Invesco Ltd.	96,250	3,608,413

Waddell & Reed Financial, Inc., Class A	61,390	2,904,361

Total		6,512,774

Insurance 12.2%

Aflac, Inc.	46,100	2,867,420

Alleghany Corp.(a)	8,250	3,867,270

Chubb Corp. (The)	47,880	4,555,303

Markel Corp.(a)	2,880	2,305,958

Marsh & McLennan Companies, Inc.	48,160	2,730,672

Progressive Corp. (The)	27,070	753,358

Unum Group	148,930	5,324,248

Willis Group Holdings PLC	113,929	5,343,270

Total		27,747,499

Real Estate Investment Trusts (REITs) 3.6%

Alexandria Real Estate Equities, Inc.	48,933	4,279,680

DDR Corp.	253,150	3,913,699

Total		8,193,379

Real Estate Management & Development 1.3%

Jones Lang LaSalle, Inc.	17,610	3,011,310

Total Financials		54,651,312

HEALTH CARE 7.9%
Health Care Equipment & Supplies 3.1%

DENTSPLY International, Inc.	75,620	3,898,211

St. Jude Medical, Inc.	43,260	3,161,008

Total		7,059,219

Health Care Providers & Services 3.3%

Anthem, Inc.	10,100	1,657,814

CIGNA Corp.	12,200	1,976,400

Mednax, Inc.(a)	39,670	2,939,944

Patterson Companies, Inc.	16,482	801,849

Total		7,376,007

Life Sciences Tools & Services 1.5%

PerkinElmer, Inc.	66,730	3,512,667

Total Health Care		17,947,893

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	99

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Victory Established Value Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
INDUSTRIALS 14.5%
Building Products 3.2%

Masco Corp.	159,160	4,244,797

Owens Corning	71,140	2,934,525

Total		7,179,322

Commercial Services & Supplies 2.1%

Cintas Corp.	23,640	1,999,708

Republic Services, Inc.	71,460	2,799,088

Total		4,798,796

Electrical Equipment 2.7%

Hubbell, Inc., Class B	21,640	2,343,179

Rockwell Automation, Inc.	30,145	3,757,273

Total		6,100,452

Machinery 5.8%

Allison Transmission Holdings, Inc.	84,810	2,481,541

Ingersoll-Rand PLC	43,400	2,926,028

Kennametal, Inc.	63,560	2,168,667

Parker-Hannifin Corp.	14,970	1,741,460

Xylem, Inc.	103,380	3,832,296

Total		13,149,992

Professional Services 0.7%

Robert Half International, Inc.	30,710	1,704,405

Total Industrials		32,932,967

INFORMATION TECHNOLOGY 14.3%
Communications Equipment 1.2%

Juniper Networks, Inc.	105,523	2,740,432

Electronic Equipment, Instruments & Components 2.7%

Avnet, Inc.	73,650	3,027,751

Keysight Technologies, Inc.(a)	100,820	3,144,576

Total		6,172,327

IT Services 5.1%

Booz Allen Hamilton Holdings Corp.	112,750	2,845,810

Broadridge Financial Solutions, Inc.	53,060	2,653,531

Fidelity National Information Services, Inc.	55,660	3,439,788

Teradata Corp.(a)	69,650	2,577,050

Total		11,516,179

Semiconductors & Semiconductor Equipment 3.2%

Analog Devices, Inc.	35,680	2,290,121

KLA-Tencor Corp.	39,070	2,196,125

ON Semiconductor Corp.(a)	240,440	2,810,743

Total		7,296,989

Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.1%

Synopsys, Inc.(a)	92,190	4,669,424

Total Information Technology		32,395,351

MATERIALS 6.7%
Chemicals 2.1%

International Flavors & Fragrances, Inc.	16,550	1,808,749

Scotts Miracle-Gro Co., Class A	50,600	2,996,026

Total		4,804,775

Containers & Packaging 3.1%

AptarGroup, Inc.	55,050	3,510,539

Avery Dennison Corp.	56,230	3,426,656

Total		6,937,195

Metals & Mining 1.5%

Reliance Steel & Aluminum Co.	57,772	3,494,051

Total Materials		15,236,021

UTILITIES 5.8%
Electric Utilities 1.5%

Xcel Energy, Inc.	103,482	3,330,051

Gas Utilities 1.5%

Atmos Energy Corp.	65,750	3,371,660

Multi-Utilities 2.8%

Alliant Energy Corp.	57,040	3,292,349

DTE Energy Co.	42,430	3,166,975

Total		6,459,324

Total Utilities		13,161,035

Total Common Stocks (Cost: $195,053,682)		215,057,609

Money Market Funds 9.1%
	Shares	Value

Columbia Short-Term Cash Fund, 0.118%(b)(c)	20,769,523	20,769,523

Total Money Market Funds (Cost: $20,769,523)		20,769,523

Total Investments (Cost: $215,823,205)		235,827,132

Other Assets & Liabilities, Net		(8,594,450)

Net Assets		227,232,682

The accompanying Notes to Financial Statements are an integral part of this statement.

100	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Victory Established Value Fund

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	22,651,937	129,172,122	(131,054,536)	20,769,523	8,313	20,769,523

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	101

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Victory Established Value Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	26,866,469	—	—	26,866,469

Consumer Staples	14,547,030	—	—	14,547,030

Energy	7,319,531	—	—	7,319,531

Financials	54,651,312	—	—	54,651,312

Health Care	17,947,893	—	—	17,947,893

Industrials	32,932,967	—	—	32,932,967

Information Technology	32,395,351	—	—	32,395,351

Materials	15,236,021	—	—	15,236,021

Utilities	13,161,035	—	—	13,161,035

Total Common Stocks	215,057,609	—	—	215,057,609

Money Market Funds	20,769,523	—	—	20,769,523

Total Investments	235,827,132	—	—	235,827,132

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

102	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

	Columbia Variable Portfolio – Emerging Markets Fund	Columbia Variable Portfolio – Global Bond Fund	Columbia Variable Portfolio – Intermediate Bond Fund
Assets

Investments, at value

Unaffiliated issuers (identified cost $1,142,788,322, $202,763,361, $6,371,079,606)	$1,234,794,284	$190,923,688	$6,336,471,183

Affiliated issuers (identified cost $14,977,566, $21,103,564, $31,133,970)	14,977,566	21,103,564	31,133,970

Total investments (identified cost $1,157,765,888, $223,866,925, $6,402,213,576)	1,249,771,850	212,027,252	6,367,605,153

Cash	297,057	1,858,104	—

Foreign currency (identified cost $1,823,771, $—, $650,045)	1,823,953	—	638,927

Cash collateral held at broker	—	40,000	—

Margin deposits	—	3,628,210	—

Unrealized appreciation on forward foreign currency exchange contracts	—	777,069	53,111

Unrealized appreciation on swap contracts	—	—	760,593

Premiums paid on outstanding swap contracts	—	612	8,061,918

Receivable for:

Investments sold	6,538,800	5,965,930	622,588,365

Investments sold on a delayed delivery basis	—	—	17,270,586

Capital shares sold	—	—	145,047

Dividends	4,967,232	2,616	158,710

Interest	—	3,063,574	29,325,218

Foreign tax reclaims	36,213	257,134	16,889

Variation margin	—	436,802	87,074

Expense reimbursement due from Investment Manager	36,228	10,896	—

Total assets	1,263,471,333	228,068,199	7,046,711,591

Liabilities

Due to custodian	—	—	329,589

Foreign currency (identified cost $—, $1,652,982, $—)	—	1,652,842	—

Unrealized depreciation on forward foreign currency exchange contracts	—	527,078	366,080

Unrealized depreciation on swap contracts	—	69,659	1,690,823

Premiums received on outstanding swap contracts	—	—	8,758,887

Payable for:

Investments purchased	12,720,408	170,829	512,673,975

Investments purchased on a delayed delivery basis	—	453,688	975,393,342

Capital shares purchased	386,698	225,279	6,245,284

Variation margin	—	417,415	1,974,591

Foreign capital gains taxes deferred	152,936	—	—

Investment management fees	1,072,581	113,636	61,100

Distribution and/or service fees	33,129	25,950	2,958

Transfer agent fees	60,513	11,962	8,960

Administration fees	77,176	15,949	8,494

Compensation of board members	68,186	95,514	257,668

Other expenses	219,802	78,196	145,570

Other liabilities	7,244	—	—

Total liabilities	14,798,673	3,857,997	1,507,917,321

Net assets applicable to outstanding capital stock	$1,248,672,660	$224,210,202	$5,538,794,270

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	103

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

	Columbia Variable Portfolio – Emerging Markets Fund	Columbia Variable Portfolio – Global Bond Fund	Columbia Variable Portfolio – Intermediate Bond Fund
Represented by

Paid-in capital	$1,154,783,466	$240,930,602	$5,528,667,056

Undistributed (excess of distributions over) net investment income	4,011,558	3,688,256	43,711,128

Accumulated net realized gain (loss)	(1,974,019)	(10,671,127)	2,397,537

Unrealized appreciation (depreciation) on:

Investments	92,005,962	(11,839,673)	(34,608,423)

Foreign currency translations	(1,371)	(55,353)	(10,856)

Forward foreign currency exchange contracts	—	249,991	(312,969)

Futures contracts	—	115,480	244,221

Swap contracts	—	1,792,026	(1,293,424)

Foreign capital gains tax	(152,936)	—	—

Total — representing net assets applicable to outstanding capital stock	$1,248,672,660	$224,210,202	$5,538,794,270

Class 1

Net assets	$969,388,520	$9,808	$4,687,554,683

Shares outstanding	61,771,523	1,042	466,093,597

Net asset value per share	$15.69	$9.42 (a)	$10.06
Class 2

Net assets	$20,805,436	$9,396,221	$24,747,829

Shares outstanding	1,333,677	1,005,704	2,466,798

Net asset value per share	$15.60	$9.34	$10.03

Class 3

Net assets	$258,478,704	$214,804,173	$826,491,758

Shares outstanding	16,505,124	22,880,216	82,049,713

Net asset value per share	$15.66	$9.39	$10.07

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

104	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

	Columbia Variable Portfolio – Large Core Quantitative Fund	Variable Portfolio – BlackRock Global Inflation- Protected Securities Fund	Variable Portfolio – Partners Small Cap Value Fund
Assets

Investments, at value

Unaffiliated issuers (identified cost $4,125,289,631, $159,145,659, $1,310,155,380)	$4,377,621,185	$154,342,398	$1,494,022,635

Affiliated issuers (identified cost $27,084,778, $8,606,983, $99,438,655)	27,084,778	8,606,983	99,438,655

Options purchased (identified cost $—, $908,463, $—)	—	822,058	—

Total investments (identified cost $4,152,374,409, $168,661,105, $1,409,594,035)	4,404,705,963	163,771,439	1,593,461,290

Foreign currency (identified cost $—, $1,239,010, $—)	—	1,211,917	—

Cash collateral held at broker	—	200,000	—

Margin deposits	—	598,840	—

Unrealized appreciation on forward foreign currency exchange contracts	—	8,137,754	—

Premiums paid on outstanding swap contracts	—	11,216	—

Receivable for:

Investments sold	—	1,918,115	6,426,130

Capital shares sold	11,108	—	298,928

Dividends	3,660,617	867	1,513,042

Interest	—	576,585	—

Foreign tax reclaims	—	28,369	24,949

Variation margin	64,543	72,273	—

Expense reimbursement due from Investment Manager	—	14,272	186,171

Total assets	4,408,442,231	176,541,647	1,601,910,510

Liabilities

Option contracts written, at value (premiums received $—, $788,314, $—)	—	769,149	—

Due to custodian	776,473	—	—

Unrealized depreciation on forward foreign currency exchange contracts	—	10,624,559	—

Unrealized depreciation on swap contracts	—	576,545	—

Premiums received on outstanding swap contracts	—	17,665	—

Payable for:

Investments purchased	—	996,328	6,139,648

Capital shares purchased	3,522,669	279,247	6,111,986

Variation margin	—	25,920	—

Investment management fees	2,273,054	89,666	1,289,631

Distribution and/or service fees	156,242	18,531	18,372

Transfer agent fees	230,855	12,227	84,971

Administration fees	186,785	14,226	105,950

Compensation of board members	94,165	145,235	90,782

Other expenses	135,386	76,448	28,639

Total liabilities	7,375,629	13,645,746	13,869,979

Net assets applicable to outstanding capital stock	$4,401,066,602	$162,895,901	$1,588,040,531

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	105

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

	Columbia Variable Portfolio – Large Core Quantitative Fund	Variable Portfolio – BlackRock Global Inflation- Protected Securities Fund	Variable Portfolio – Partners Small Cap Value Fund
Represented by

Paid-in capital	$—	$212,861,944	$—

Undistributed (excess of distributions over) net investment income	—	(88,594,836)	—

Accumulated net realized gain (loss)	—	46,504,070	—

Unrealized appreciation (depreciation) on:

Investments	—	(4,803,261)	—

Foreign currency translations	—	(36,786)	—

Forward foreign currency exchange contracts	—	(2,486,805)	—

Futures contracts	—	97,328	—

Options purchased	—	(86,405)	—

Options contracts written	—	19,165	—

Swap contracts	—	(578,513)	—

Trust capital	$4,401,066,602	$—	$1,588,040,531

Total — representing net assets applicable to outstanding capital stock	$4,401,066,602	$162,895,901	$1,588,040,531

Class 1

Net assets	$3,020,453,927	$10,748	$1,428,770,247

Shares outstanding	82,800,251	2,086	61,956,974

Net asset value per share	$36.48	$5.15	$23.06

Class 2

Net assets	$14,964,447	$8,203,361	$4,086,079

Shares outstanding	415,415	1,616,910	179,528

Net asset value per share	$36.02	$5.07	$22.76

Class 3

Net assets	$1,365,648,228	$154,681,792	$155,184,205

Shares outstanding	37,694,611	30,086,625	6,778,134

Net asset value per share	$36.23	$5.14	$22.89

The accompanying Notes to Financial Statements are an integral part of this statement.

106	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

	Variable Portfolio – Sit Dividend Growth Fund	Variable Portfolio – Victory Established Value Fund
Assets

Investments, at value

Unaffiliated issuers (identified cost $1,592,458,973, $195,053,682)	$1,806,242,511	$215,057,609

Affiliated issuers (identified cost $7,783,811, $20,769,523)	7,783,811	20,769,523

Total investments (identified cost $1,600,242,784, $215,823,205)	1,814,026,322	235,827,132

Receivable for:

Investments sold	20,299,349	3,488,666

Capital shares sold	—	6,902

Dividends	2,451,935	798,525

Foreign tax reclaims	112,020	21,990

Expense reimbursement due from Investment Manager	89,150	7,961

Total assets	1,836,978,776	240,151,176

Liabilities

Due to custodian	—	4,103

Payable for:

Investments purchased	20,133,395	12,296,268

Capital shares purchased	2,088,519	15,222

Investment management fees	1,189,284	466,794

Distribution and/or service fees	7,263	5,312

Transfer agent fees	102,083	36,313

Administration fees	91,646	35,256

Compensation of board members	100,558	41,875

Other expenses	25,924	17,351

Total liabilities	23,738,672	12,918,494

Net assets applicable to outstanding capital stock	$1,813,240,104	$227,232,682

Represented by

Trust capital	$1,813,240,104	$227,232,682

Total — representing net assets applicable to outstanding capital stock	$1,813,240,104	$227,232,682

Class 1

Net assets	$1,755,624,922	$191,152,835

Shares outstanding	113,091,233	9,909,929

Net asset value per share	$15.52	$19.29

Class 2

Net assets	$6,956,507	$11,847,934

Shares outstanding	453,266	621,889

Net asset value per share	$15.35	$19.05

Class 3

Net assets	$50,658,675	$24,231,913

Shares outstanding	3,283,709	1,263,365

Net asset value per share	$15.43	$19.18

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	107

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

	Columbia Variable Portfolio – Emerging Markets Fund	Columbia Variable Portfolio – Global Bond Fund	Columbia Variable Portfolio – Intermediate Bond Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$12,399,556	$—	$1,917,826
Dividends — affiliated issuers	11,340	28,041	40,167
Interest	459	10,591,182	51,515,303
Foreign taxes withheld	(1,312,035)	—	—

Total income	11,099,320	10,619,223	53,473,296

Expenses:
Investment management fees	5,821,979	1,513,050	7,587,646
Distribution and/or service fees
Class 2	24,577	11,666	30,866
Class 3	166,435	141,572	538,731
Transfer agent fees
Class 1	242,093	88,514	834,956
Class 2	5,898	2,800	7,408
Class 3	79,886	67,952	258,591
Administration fees	419,725	209,619	1,102,196
Compensation of board members	12,938	11,688	29,669
Custodian fees	264,236	34,705	37,621
Printing and postage fees	56,908	51,320	171,867
Professional fees	29,539	19,609	26,785
Other	67,022	7,185	20,128

Total expenses	7,191,236	2,159,680	10,646,464
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(168,679)	(29,649)	—

Total net expenses	7,022,557	2,130,031	10,646,464

Net investment income	4,076,763	8,489,192	42,826,832

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	271,207	(10,953,500)	13,224,484
Foreign currency translations	(258,424)	(685,657)	(8,521)
Forward foreign currency exchange contracts	—	14,156,769	2,216,720
Futures contracts	—	(13,454,051)	(959,227)
Swap contracts	—	3,754,807	(3,559,014)

Net realized gain (loss)	12,783	(7,181,632)	10,914,442
Net change in unrealized appreciation (depreciation) on:
Investments	47,091,750	2,838,916	(69,806,605)
Foreign currency translations	5,901	125,469	(5,897)
Forward foreign currency exchange contracts	—	1,352,082	(839,772)
Futures contracts	—	2,352,327	3,043,745
Swap contracts	—	854,233	1,147,212
Foreign capital gains tax	(152,936)	—	—

Net change in unrealized appreciation (depreciation)	46,944,715	7,523,027	(66,461,317)

Net realized and unrealized gain (loss)	46,957,498	341,395	(55,546,875)

Net change in net assets resulting from operations	$51,034,261	$8,830,587	$(12,720,043)

The accompanying Notes to Financial Statements are an integral part of this statement.

108	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF OPERATIONS (continued)

Six Months Ended June 30, 2015 (Unaudited)

	Columbia Variable Portfolio – Large Core Quantitative Fund	Variable Portfolio – BlackRock Global Inflation- Protected Securities Fund		Variable Portfolio – Partners Small Cap Value Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$37,524,379	$—		$14,255,133
Dividends — affiliated issuers	18,051	10,555		44,114
Interest	—	(883,781	)(a)	—
Foreign taxes withheld	—	—		(207,811)

Total income	37,542,430	(873,226)		14,091,436

Expenses:
Investment management fees	9,695,107	2,592,099		7,325,307
Distribution and/or service fees
Class 2	15,515	9,443		4,814
Class 3	873,712	100,766		101,706
Transfer agent fees
Class 1	544,180	308,665		433,648
Class 2	3,724	2,266		1,155
Class 3	419,367	48,366		48,817
Administration fees	825,974	391,866		601,668
Compensation of board members	23,578	18,706		17,147
Custodian fees	13,444	48,096		22,790
Printing and postage fees	236,330	34,891		50,313
Professional fees	21,937	22,016		17,459
Other	17,523	13,127		13,588

Total expenses	12,690,391	3,590,307		8,638,412
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(14,272)		(1,034,493)

Total net expenses	12,690,391	3,576,035		7,603,919

Net investment income (loss)	24,852,039	(4,449,261)		6,487,517

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	154,004,102	9,330,050		55,225,400
Foreign currency translations	—	4,869,564		(284)
Forward foreign currency exchange contracts	—	53,473,954		—
Futures contracts	2,060,540	3,609,675		—
Options purchased	—	(7,544,757)		—
Options contracts written	—	3,895,899		—
Swap contracts	—	(7,137,796)		—

Net realized gain	156,064,642	60,496,589		55,225,116
Net change in unrealized appreciation (depreciation) on:
Investments	(167,444,275)	(32,160,986)		(52,040,933)
Foreign currency translations	—	91,195		(9)
Forward foreign currency exchange contracts	—	(24,288,115)		—
Futures contracts	(1,683,511)	700,925		—
Options purchased	—	(739,180)		—
Options contracts written	—	(301,256)		—
Swap contracts	—	5,168,663		—

Net change in unrealized (depreciation)	(169,127,786)	(51,528,754)		(52,040,942)

Net realized and unrealized gain (loss)	(13,063,144)	8,967,835		3,184,174

Net change in net assets resulting from operations	$11,788,895	$4,518,574		$9,671,691

(a)	Includes amortization of bond premiums and deflationary adjustments for U.S. Treasury and Foreign Government Inflation Bonds which exceeded the aggregate of interest accrued to income for the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	109

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF OPERATIONS (continued)

Six Months Ended June 30, 2015 (Unaudited)

	Variable Portfolio – Sit Dividend Growth Fund	Variable Portfolio – Victory Established Value Fund
Net investment income

Income:

Dividends — unaffiliated issuers	$24,344,065	$6,786,407

Dividends — affiliated issuers	12,155	8,313

Foreign taxes withheld	(164,035)	(37,777)

Total income	24,192,185	6,756,943

Expenses:

Investment management fees	6,927,932	3,125,769

Distribution and/or service fees

Class 2	8,276	13,088

Class 3	32,722	15,044

Transfer agent fees

Class 1	577,480	233,200

Class 2	1,986	3,141

Class 3	15,706	7,221

Administration fees	533,178	235,440

Compensation of board members	18,820	11,064

Custodian fees	11,838	6,649

Printing and postage fees	12,495	7,230

Professional fees	19,517	14,758

Other	13,812	8,333

Total expenses	8,173,762	3,680,937

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(494,964)	(13,907)

Total net expenses	7,678,798	3,667,030

Net investment income	16,513,387	3,089,913

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	113,818,157	171,723,355

Foreign currency translations	4,935	—

Net realized gain	113,823,092	171,723,355

Net change in unrealized appreciation (depreciation) on:

Investments	(109,722,324)	(131,576,850)

Foreign currency translations	(2,871)	—

Net change in unrealized (depreciation)	(109,725,195)	(131,576,850)

Net realized and unrealized gain	4,097,897	40,146,505

Net change in net assets resulting from operations	$20,611,284	$43,236,418

The accompanying Notes to Financial Statements are an integral part of this statement.

110	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Columbia Variable Portfolio – Emerging Markets Fund		Columbia Variable Portfolio – Global Bond Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$4,076,763	$2,362,373	$8,489,192	$22,919,902

Net realized gain (loss)	12,783	33,841,389	(7,181,632)	11,520,261

Net change in unrealized appreciation (depreciation)	46,944,715	(60,035,490)	7,523,027	(24,029,385)

Net increase (decrease) in net assets resulting from operations	51,034,261	(23,831,728)	8,830,587	10,410,778

Distributions to shareholders

Net investment income

Class 1	—	(1,495,329)	—	—

Class 2	—	(11,956)	—	—

Class 3	—	(381,652)	—	—

Net realized gains

Class 1	(25,076,391)	(3,084,157)	(801)	(19,432,022)

Class 2	(541,231)	(68,562)	(772,194)	(415,004)

Class 3	(6,712,545)	(1,219,598)	(17,611,305)	(11,153,502)

Total distributions to shareholders	(32,330,167)	(6,261,254)	(18,384,300)	(31,000,528)

Increase (decrease) in net assets from capital stock activity	196,025,864	54,287,572	(447,503,841)	(158,332,396)

Total increase (decrease) in net assets	214,729,958	24,194,590	(457,057,554)	(178,922,146)

Net assets at beginning of period	1,033,942,702	1,009,748,112	681,267,756	860,189,902

Net assets at end of period	$1,248,672,660	$1,033,942,702	$224,210,202	$681,267,756

Undistributed (excess of distributions over) net investment income	$4,011,558	$(65,205)	$3,688,256	$(4,800,936)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	111

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Variable Portfolio – Intermediate Bond Fund		Columbia Variable Portfolio – Large Core Quantitative Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$42,826,832	$80,906,301	$24,852,039	$33,974,135

Net realized gain	10,914,442	5,872,343	156,064,642	309,847,135

Net change in unrealized appreciation (depreciation)	(66,461,317)	68,274,029	(169,127,786)	39,725,858

Net increase (decrease) in net assets resulting from operations	(12,720,043)	155,052,673	11,788,895	383,547,128

Distributions to shareholders

Net investment income

Class 1	(68,493,581)	(54,006,609)	—	—

Class 2	(302,023)	(612,889)	—	—

Class 3	(11,011,692)	(24,790,474)	—	—

Net realized gains

Class 1	(14,218,503)	(9,353,216)	—	—

Class 2	(75,609)	(117,554)	—	—

Class 3	(2,508,686)	(4,512,442)	—	—

Total distributions to shareholders	(96,610,094)	(93,393,184)	—	—

Increase (decrease) in net assets from capital stock activity	2,695,989,247	(35,923,009)	1,568,988,284	410,006,542

Total increase in net assets	2,586,659,110	25,736,480	1,580,777,179	793,553,670

Net assets at beginning of period	2,952,135,160	2,926,398,680	2,820,289,423	2,026,735,753

Net assets at end of period	$5,538,794,270	$2,952,135,160	$4,401,066,602	$2,820,289,423

Undistributed net investment income	$43,711,128	$80,691,592	$ —	$ —

The accompanying Notes to Financial Statements are an integral part of this statement.

112	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund		Variable Portfolio – Partners Small Cap Value Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income (loss)	$(4,449,261)	$20,849,038	$6,487,517	$8,716,539

Net realized gain	60,496,589	85,260,708	55,225,116	242,915,175

Net change in unrealized appreciation (depreciation)	(51,528,754)	48,895,505	(52,040,942)	(217,465,471)

Net increase in net assets resulting from operations	4,518,574	155,005,251	9,671,691	34,166,243

Distributions to shareholders

Net investment income

Class 1	(3,968)	—	—	—

Class 2	(3,039,135)	—	—	—

Class 3	(57,192,838)	—	—	—

Net realized gains

Class 1	(937)	—	—	—

Class 2	(722,302)	—	—	—

Class 3	(13,546,597)	—	—	—

Total distributions to shareholders	(74,505,777)	—	—	—

Decrease in net assets from capital stock activity	(1,237,368,316)	(655,296,708)	(66,681,123)	(277,803,857)

Total decrease in net assets	(1,307,355,519)	(500,291,457)	(57,009,432)	(243,637,614)

Net assets at beginning of period	1,470,251,420	1,970,542,877	1,645,049,963	1,888,687,577

Net assets at end of period	$162,895,901	$1,470,251,420	$1,588,040,531	$1,645,049,963

Excess of distributions over net investment income	$(88,594,836)	$(23,909,634)	$—	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	113

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio – Sit Dividend Growth Fund		Variable Portfolio – Victory Established Value Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations

Net investment income	$16,513,387	$28,146,080	$3,089,913	$10,338,138

Net realized gain	113,823,092	116,965,606	171,723,355	170,458,985

Net change in unrealized appreciation (depreciation)	(109,725,195)	54,300,570	(131,576,850)	(73,516,433)

Net increase in net assets resulting from operations	20,611,284	199,412,256	43,236,418	107,280,690

Increase (decrease) in net assets from capital stock activity	(169,300,948)	243,735,824	(661,970,779)	(296,934,235)

Total increase (decrease) in net assets	(148,689,664)	443,148,080	(618,734,361)	(189,653,545)

Net assets at beginning of period	1,961,929,768	1,518,781,688	845,967,043	1,035,620,588

Net assets at end of period	$1,813,240,104	$1,961,929,768	$227,232,682	$845,967,043

The accompanying Notes to Financial Statements are an integral part of this statement.

114	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Variable Portfolio – Emerging Markets Fund				Columbia Variable Portfolio – Global Bond Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	24,333,191	389,988,438	6,439,472	102,295,727	575,448	5,928,815	19,472,148	209,501,568

Distributions reinvested	1,625,171	25,076,391	278,093	4,579,486	85	801	1,814,381	19,432,022

Redemptions	(13,118,385)	(209,769,926)	(571,418)	(9,157,554)	(43,042,839)	(450,853,765)	(31,333,907)	(336,963,344)

Net increase (decrease)	12,839,977	205,294,903	6,146,147	97,717,659	(42,467,306)	(444,924,149)	(10,047,378)	(108,029,754)

Class 2 shares

Subscriptions	154,763	2,486,299	346,344	5,541,823	86,269	885,753	116,085	1,230,971

Distributions reinvested	35,282	541,231	4,892	80,518	82,588	772,194	38,931	415,004

Redemptions	(42,534)	(683,395)	(101,826)	(1,608,401)	(81,918)	(841,828)	(173,038)	(1,838,741)

Net increase (decrease)	147,511	2,344,135	249,410	4,013,940	86,939	816,119	(18,022)	(192,766)

Class 3 shares

Subscriptions	52,026	821,610	182,525	2,850,415	173,234	1,778,655	97,012	1,029,559

Distributions reinvested	435,880	6,712,545	97,138	1,601,250	1,875,538	17,611,305	1,042,383	11,153,502

Redemptions	(1,188,113)	(19,147,329)	(3,253,861)	(51,895,692)	(2,202,465)	(22,785,771)	(5,812,151)	(62,292,937)

Net decrease	(700,207)	(11,613,174)	(2,974,198)	(47,444,027)	(153,693)	(3,395,811)	(4,672,756)	(50,109,876)

Total net increase (decrease)	12,287,281	196,025,864	3,421,359	54,287,572	(42,534,060)	(447,503,841)	(14,738,156)	(158,332,396)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	115

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Variable Portfolio – Intermediate Bond Fund				Columbia Variable Portfolio – Large Core Quantitative Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	267,199,558	2,752,710,921	23,182,116	237,094,461	44,055,239	1,642,550,775	19,573,018	608,227,205

Distributions reinvested	8,221,877	82,712,084	6,267,045	63,359,825	—	—	—	—

Redemptions	(9,041,130)	(93,297,542)	(16,295,785)	(166,164,600)	(267,337)	(9,872,540)	(441,189)	(14,260,988)

Net increase	266,380,305	2,742,125,463	13,153,376	134,289,686	43,787,902	1,632,678,235	19,131,829	593,966,217

Class 2 shares

Subscriptions	298,893	3,085,181	406,167	4,142,662	153,653	5,560,093	155,599	5,141,453

Distributions reinvested	37,613	377,632	72,393	730,443	—	—	—	—

Redemptions	(220,025)	(2,263,541)	(586,655)	(5,963,411)	(6,960)	(254,809)	(7,682)	(246,461)

Net increase (decrease)	116,481	1,199,272	(108,095)	(1,090,306)	146,693	5,305,284	147,917	4,894,992

Class 3 shares

Subscriptions	341,073	3,547,146	232,001	2,359,309	8,422	305,285	17,766	587,227

Distributions reinvested	1,341,307	13,520,378	2,892,687	29,302,916	—	—	—	—

Redemptions	(6,227,312)	(64,403,012)	(19,658,999)	(200,784,614)	(1,903,396)	(69,300,520)	(5,838,187)	(189,441,894)

Net decrease	(4,544,932)	(47,335,488)	(16,534,311)	(169,122,389)	(1,894,974)	(68,995,235)	(5,820,421)	(188,854,667)

Total net increase (decrease)	261,951,854	2,695,989,247	(3,489,030)	(35,923,009)	42,039,621	1,568,988,284	13,459,325	410,006,542

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund				Variable Portfolio – Partners Small Cap Value Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	834,600	8,084,747	21,513,367	195,532,831	3,506,655	81,172,399	12,751,800	283,438,897

Distributions reinvested	956	4,905	—	—	—	—	—	—

Redemptions	(137,412,252)	(1,309,253,405)	(86,955,793)	(803,676,042)	(5,672,784)	(130,890,956)	(23,252,137)	(518,478,922)

Net decrease	(136,576,696)	(1,301,163,753)	(65,442,426)	(608,143,211)	(2,166,129)	(49,718,557)	(10,500,337)	(235,040,025)

Class 2 shares

Subscriptions	183,184	1,741,060	232,180	2,118,982	26,718	611,119	54,403	1,202,583

Distributions reinvested	744,839	3,761,437	—	—	—	—	—	—

Redemptions	(57,532)	(536,790)	(256,915)	(2,327,665)	(16,923)	(385,361)	(51,843)	(1,115,200)

Net increase (decrease)	870,491	4,965,707	(24,735)	(208,683)	9,795	225,758	2,560	87,383

Class 3 shares

Subscriptions	164,895	1,599,823	269,775	2,425,839	3,367	76,490	112,092	2,427,455

Distributions reinvested	13,816,296	70,739,435	—	—	—	—	—	—

Redemptions	(1,453,068)	(13,509,528)	(5,418,684)	(49,370,653)	(753,630)	(17,264,814)	(2,041,103)	(45,278,670)

Net increase (decrease)	12,528,123	58,829,730	(5,148,909)	(46,944,814)	(750,263)	(17,188,324)	(1,929,011)	(42,851,215)

Total net decrease	(123,178,082)	(1,237,368,316)	(70,616,070)	(655,296,708)	(2,906,597)	(66,681,123)	(12,426,788)	(277,803,857)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	117

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio – Sit Dividend Growth Fund				Variable Portfolio – Victory Established Value Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	4,681,530	73,401,983	20,312,859	289,485,910	—	—	6,845,345	117,346,941

Redemptions	(15,095,700)	(239,505,547)	(2,479,267)	(34,831,953)	(33,562,246)	(665,298,301)	(23,668,818)	(413,558,205)

Net increase (decrease)	(10,414,170)	(166,103,564)	17,833,592	254,653,957	(33,562,246)	(665,298,301)	(16,823,473)	(296,211,264)

Class 2 shares

Subscriptions	66,266	1,022,839	130,774	1,856,099	141,191	2,709,370	103,840	1,801,472

Redemptions	(19,026)	(293,716)	(61,099)	(854,464)	(7,504)	(141,768)	(50,100)	(869,627)

Net increase	47,240	729,123	69,675	1,001,635	133,687	2,567,602	53,740	931,845

Class 3 shares

Subscriptions	42,248	658,311	71,958	1,014,638	124,193	2,400,216	89,420	1,545,517

Redemptions	(295,798)	(4,584,818)	(912,398)	(12,934,406)	(84,832)	(1,640,296)	(184,212)	(3,200,333)

Net increase (decrease)	(253,550)	(3,926,507)	(840,440)	(11,919,768)	39,361	759,920	(94,792)	(1,654,816)

Total net increase (decrease)	(10,620,480)	(169,300,948)	17,062,827	243,735,824	(33,389,198)	(661,970,779)	(16,864,525)	(296,934,235)

The accompanying Notes to Financial Statements are an integral part of this statement.

118	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Columbia Variable Portfolio – Emerging Markets Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Funds are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect fees and expenses imposed under your Contract or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$15.36		$15.81	$16.18	$13.82		$17.95	$15.68

Income from investment operations:

Net investment income	0.07		0.04	0.12	0.10		0.15	0.07

Net realized and unrealized gain (loss)	0.68		(0.39)	(0.38)	2.67		(3.83)	2.33

Increase from payment by affiliate	—		—	—	0.01		—	—

Total from investment operations	0.75		(0.35)	(0.26)	2.78		(3.68)	2.40

Less distributions to shareholders:

Net investment income	—		(0.03)	(0.11)	(0.08)		(0.20)	(0.13)

Net realized gains	(0.42)		(0.07)	—	(0.34)		(0.25)	—

Total distributions to shareholders	(0.42)		(0.10)	(0.11)	(0.42)		(0.45)	(0.13)

Net asset value, end of period	$15.69		$15.36	$15.81	$16.18		$13.82	$17.95

Total return	4.91%		(2.27%)	(1.59%)	20.67	%(b)	(20.90%)	15.48%

Ratios to average net assets(c)

Total gross expenses	1.28	%(d)	1.27%	1.30%	1.29	%(e)	1.32%	1.37	%(d)

Total net expenses(f)	1.25	%(d)	1.25%	1.25%	1.27	%(e)	1.32%	1.37	%(d)

Net investment income	0.82	%(d)	0.26%	0.75%	0.69%		0.96%	0.71	%(d)

Supplemental data

Net assets, end of period (in thousands)	$969,389		$751,812	$676,275	$592,820		$500,581	$490,399

Portfolio turnover	32%		83%	83%	150%		100%	86%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.06%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	119

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Columbia Variable Portfolio – Emerging Markets Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014		2013	2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$15.30		$15.75		$16.14	$13.79		$17.92	$15.68

Income from investment operations:

Net investment income (loss)	0.04		(0.00	)(b)	0.07	0.06		0.12	(0.04)

Net realized and unrealized gain (loss)	0.68		(0.37)		(0.38)	2.67		(3.83)	2.41

Increase from payment by affiliate	—		—		—	0.01		—	—

Total from investment operations	0.72		(0.37)		(0.31)	2.74		(3.71)	2.37

Less distributions to shareholders:

Net investment income	—		(0.01)		(0.08)	(0.05)		(0.17)	(0.13)

Net realized gains	(0.42)		(0.07)		—	(0.34)		(0.25)	—

Total distributions to shareholders	(0.42)		(0.08)		(0.08)	(0.39)		(0.42)	(0.13)

Net asset value, end of period	$15.60		$15.30		$15.75	$16.14		$13.79	$17.92

Total return	4.73%		(2.40%)		(1.87%)	20.36	%(c)	(21.10%)	15.24%

Ratios to average net assets(d)

Total gross expenses	1.53	%(e)	1.52%		1.55%	1.54	%(f)	1.57%	1.56	%(e)

Total net expenses(g)	1.50	%(e)	1.50%		1.50%	1.52	%(f)	1.57%	1.56	%(e)

Net investment income (loss)	0.49	%(e)	(0.01%)		0.48%	0.42%		0.78%	(0.33	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$20,805		$18,142		$14,758	$8,806		$4,635	$2,050

Portfolio turnover	32%		83%		83%	150%		100%	86%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.06%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Ratios include line of credit interest expense which is less than 0.01%.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

120	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Columbia Variable Portfolio – Emerging Markets Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014	2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$15.34		$15.79	$16.18	$13.81		$17.94	$15.20

Income from investment operations:

Net investment income	0.04		0.02	0.10	0.08		0.13	0.11

Net realized and unrealized gain (loss)	0.70		(0.38)	(0.40)	2.68		(3.83)	2.85

Increase from payment by affiliate	—		—	—	0.01		—	—

Total from investment operations	0.74		(0.36)	(0.30)	2.77		(3.70)	2.96

Less distributions to shareholders:

Net investment income	—		(0.02)	(0.09)	(0.06)		(0.18)	(0.22)

Net realized gains	(0.42)		(0.07)	—	(0.34)		(0.25)	—

Total distributions to shareholders	(0.42)		(0.09)	(0.09)	(0.40)		(0.43)	(0.22)

Net asset value, end of period	$15.66		$15.34	$15.79	$16.18		$13.81	$17.94

Total return	4.85%		(2.33%)	(1.80%)	20.59	%(a)	(21.02%)	19.76%

Ratios to average net assets(b)

Total gross expenses	1.40	%(c)	1.40%	1.42%	1.42	%(d)	1.44%	1.45%

Total net expenses(e)	1.38	%(c)	1.38%	1.38%	1.40	%(d)	1.44%	1.45%

Net investment income	0.55	%(c)	0.15%	0.66%	0.56%		0.83%	0.73%

Supplemental data

Net assets, end of period (in thousands)	$258,479		$263,988	$318,715	$371,291		$368,548	$557,231

Portfolio turnover	32%		83%	83%	150%		100%	86%

Notes to Financial Highlights

(a)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.06%.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Columbia Variable Portfolio – Global Bond Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.26		$10.60	$12.20	$11.85	$11.70	$11.41

Income from investment operations:

Net investment income	0.15		0.32	0.30	0.34	0.39	0.25

Net realized and unrealized gain (loss)	(0.15	)(b)	(0.21)	(1.19)	0.41	0.18	0.50

Total from investment operations	—		0.11	(0.89)	0.75	0.57	0.75

Less distributions to shareholders:

Net investment income	—		—	(0.64)	(0.34)	(0.36)	(0.46)

Net realized gains	(0.84)		(0.45)	(0.07)	(0.06)	(0.06)	—

Total distributions to shareholders	(0.84)		(0.45)	(0.71)	(0.40)	(0.42)	(0.46)

Net asset value, end of period	$9.42		$10.26	$10.60	$12.20	$11.85	$11.70

Total return	(0.03%)		0.89%	(7.60%)	6.43%	4.92%	6.72%

Ratios to average net assets(c)

Total gross expenses	0.75	%(d)	0.74%	0.73%	0.71%	0.75%	0.85	%(d)

Total net expenses(e)	0.75	%(d)	0.73%	0.72%	0.71%	0.75%	0.85	%(d)

Net investment income	2.84	%(d)	3.02%	2.69%	2.80%	3.24%	3.35	%(d)

Supplemental data

Net assets, end of period (in thousands)	$10		$435,907	$556,739	$1,168,704	$1,197,612	$1,086,905

Portfolio turnover	57%		68%	46%	42%	50%	66%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Columbia Variable Portfolio – Global Bond Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.20		$10.57	$12.19	$11.83	$11.69	$11.41

Income from investment operations:

Net investment income	0.18		0.30	0.28	0.31	0.35	0.22

Net realized and unrealized gain (loss)	(0.20	)(b)	(0.22)	(1.19)	0.42	0.19	0.51

Total from investment operations	(0.02)		0.08	(0.91)	0.73	0.54	0.73

Less distributions to shareholders:

Net investment income	—		—	(0.64)	(0.31)	(0.34)	(0.45)

Net realized gains	(0.84)		(0.45)	(0.07)	(0.06)	(0.06)	—

Total distributions to shareholders	(0.84)		(0.45)	(0.71)	(0.37)	(0.40)	(0.45)

Net asset value, end of period	$9.34		$10.20	$10.57	$12.19	$11.83	$11.69

Total return	(0.23%)		0.60%	(7.83%)	6.29%	4.62%	6.54%

Ratios to average net assets(c)

Total gross expenses	1.02	%(d)	1.00%	0.98%	0.96%	0.99%	1.11	%(d)

Total net expenses(e)	0.99	%(d)	0.98%	0.98%	0.96%	0.99%	1.10	%(d)

Net investment income	3.58	%(d)	2.79%	2.53%	2.55%	2.95%	2.90	%(d)

Supplemental data

Net assets, end of period (in thousands)	$9,396		$9,375	$9,899	$9,792	$5,578	$1,827

Portfolio turnover	57%		68%	46%	42%	50%	66%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	123

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Columbia Variable Portfolio – Global Bond Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.25		$10.59	$12.21	$11.85	$11.70	$11.50

Income from investment operations:

Net investment income	0.19		0.31	0.29	0.32	0.37	0.45

Net realized and unrealized gain (loss)	(0.21	)(a)	(0.20)	(1.20)	0.42	0.19	0.29

Total from investment operations	(0.02)		0.11	(0.91)	0.74	0.56	0.74

Less distributions to shareholders:

Net investment income	—		—	(0.64)	(0.32)	(0.35)	(0.54)

Net realized gains	(0.84)		(0.45)	(0.07)	(0.06)	(0.06)	—

Total distributions to shareholders	(0.84)		(0.45)	(0.71)	(0.38)	(0.41)	(0.54)

Net asset value, end of period	$9.39		$10.25	$10.59	$12.21	$11.85	$11.70

Total return	(0.22%)		0.89%	(7.79%)	6.38%	4.78%	6.58%

Ratios to average net assets(b)

Total gross expenses	0.89	%(c)	0.87%	0.86%	0.83%	0.88%	0.95%

Total net expenses(d)	0.87	%(c)	0.85%	0.85%	0.83%	0.88%	0.95%

Net investment income	3.64	%(c)	2.90%	2.61%	2.68%	3.13%	3.87%

Supplemental data

Net assets, end of period (in thousands)	$214,804		$235,986	$293,552	$419,392	$456,088	$520,055

Portfolio turnover	57%		68%	46%	42%	50%	66%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

124	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Columbia Variable Portfolio – Intermediate Bond Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.22		$10.01	$11.26	$11.19	$11.00	$11.14

Income from investment operations:

Net investment income	0.12		0.28	0.30	0.39	0.40	0.28

Net realized and unrealized gain (loss)	(0.10)		0.26	(0.56)	0.44	0.32	0.23

Total from investment operations	0.02		0.54	(0.26)	0.83	0.72	0.51

Less distributions to shareholders:

Net investment income	(0.15)		(0.28)	(0.50)	(0.46)	(0.53)	(0.65)

Net realized gains	(0.03)		(0.05)	(0.49)	(0.30)	—	—

Total distributions to shareholders	(0.18)		(0.33)	(0.99)	(0.76)	(0.53)	(0.65)

Net asset value, end of period	$10.06		$10.22	$10.01	$11.26	$11.19	$11.00

Total return	0.20%		5.47%	(2.25%)	7.70%	6.75%	4.73%

Ratios to average net assets(b)

Total gross expenses	0.55	%(c)	0.55%	0.55%	0.54%	0.55%	0.61	%(c)

Total net expenses(d)	0.55	%(c)	0.55%	0.55%	0.54%	0.55%	0.61	%(c)

Net investment income	2.36	%(c)	2.78%	2.81%	3.49%	3.66%	3.94	%(c)

Supplemental data

Net assets, end of period (in thousands)	$4,687,555		$2,042,053	$1,868,361	$2,472,928	$2,563,889	$2,224,176

Portfolio turnover	241%		271%	258%	198%	330%	382%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	125

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.19		$9.98	$11.22	$11.16	$10.99	$11.14

Income from investment operations:

Net investment income	0.11		0.26	0.27	0.35	0.38	0.25

Net realized and unrealized gain (loss)	(0.12)		0.26	(0.55)	0.46	0.31	0.24

Total from investment operations	(0.01)		0.52	(0.28)	0.81	0.69	0.49

Less distributions to shareholders:

Net investment income	(0.12)		(0.26)	(0.47)	(0.45)	(0.52)	(0.64)

Net realized gains	(0.03)		(0.05)	(0.49)	(0.30)	—	—

Total distributions to shareholders	(0.15)		(0.31)	(0.96)	(0.75)	(0.52)	(0.64)

Net asset value, end of period	$10.03		$10.19	$9.98	$11.22	$11.16	$10.99

Total return	(0.05%)		5.20%	(2.44%)	7.49%	6.47%	4.60%

Ratios to average net assets(b)

Total gross expenses	0.80	%(c)	0.80%	0.81%	0.80%	0.80%	0.85	%(c)

Total net expenses(d)	0.80	%(c)	0.80%	0.81%	0.80%	0.80%	0.85	%(c)

Net investment income	2.14	%(c)	2.53%	2.56%	3.15%	3.47%	3.44	%(c)

Supplemental data

Net assets, end of period (in thousands)	$24,748		$23,942	$24,527	$30,024	$13,590	$3,422

Portfolio turnover	241%		271%	258%	198%	330%	382%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

126	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.23		$10.02	$11.27	$11.20	$11.00	$10.76

Income from investment operations:

Net investment income	0.12		0.27	0.29	0.38	0.39	0.40

Net realized and unrealized gain (loss)	(0.11)		0.26	(0.56)	0.44	0.32	0.48

Total from investment operations	0.01		0.53	(0.27)	0.82	0.71	0.88

Less distributions to shareholders:

Net investment income	(0.14)		(0.27)	(0.49)	(0.45)	(0.51)	(0.64)

Net realized gains	(0.03)		(0.05)	(0.49)	(0.30)	—	—

Total distributions to shareholders	(0.17)		(0.32)	(0.98)	(0.75)	(0.51)	(0.64)

Net asset value, end of period	$10.07		$10.23	$10.02	$11.27	$11.20	$11.00

Total return	0.07%		5.32%	(2.39%)	7.56%	6.68%	8.33%

Ratios to average net assets(a)

Total gross expenses	0.68	%(b)	0.68%	0.68%	0.67%	0.68%	0.71%

Total net expenses(c)	0.68	%(b)	0.68%	0.68%	0.67%	0.68%	0.71%

Net investment income	2.27	%(b)	2.66%	2.68%	3.35%	3.53%	3.62%

Supplemental data

Net assets, end of period (in thousands)	$826,492		$886,140	$1,033,511	$1,485,918	$1,510,737	$1,712,149

Portfolio turnover	241%		271%	258%	198%	330%	382%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	127

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Columbia Variable Portfolio – Large Core Quantitative Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$35.87		$31.09	$23.24	$20.38	$19.34	$18.00

Income from investment operations:

Net investment income	0.29		0.48	0.39	0.38	0.32	0.20

Net realized and unrealized gain	0.32	(b)	4.30	7.46	2.48	0.72	1.14

Total from investment operations	0.61		4.78	7.85	2.86	1.04	1.34

Net asset value, end of period	$36.48		$35.87	$31.09	$23.24	$20.38	$19.34

Total return	1.70%		15.38%	33.78%	14.03%	5.38%	7.45%

Ratios to average net assets(c)

Total gross expenses	0.73	%(d)	0.74%	0.79%	0.80%	0.85%	0.84	%(d)

Total net expenses(e)	0.73	%(d)	0.74%	0.79%	0.77%	0.78%	0.84	%(d)

Net investment income	1.62	%(d)	1.45%	1.37%	1.68%	1.60%	1.77	%(d)

Supplemental data

Net assets, end of period (in thousands)	$3,020,454		$1,399,482	$618,147	$6	$6	$5

Portfolio turnover	38%		76%	69%	87%	57%	87%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

128	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Columbia Variable Portfolio – Large Core Quantitative Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$35.47		$30.82	$23.09	$20.30	$19.32	$18.00

Income from investment operations:

Net investment income	0.24		0.38	0.33	0.34	0.32	0.17

Net realized and unrealized gain	0.31	(b)	4.27	7.40	2.45	0.66	1.15

Total from investment operations	0.55		4.65	7.73	2.79	0.98	1.32

Net asset value, end of period	$36.02		$35.47	$30.82	$23.09	$20.30	$19.32

Total return	1.55%		15.09%	33.48%	13.74%	5.07%	7.33%

Ratios to average net assets(c)

Total gross expenses	0.98	%(d)	1.00%	1.04%	1.05%	1.08%	1.11	%(d)

Total net expenses(e)	0.98	%(d)	1.00%	1.04%	1.04%	1.00%	1.11	%(d)

Net investment income	1.33	%(d)	1.17%	1.21%	1.51%	1.61%	1.46	%(d)

Supplemental data

Net assets, end of period (in thousands)	$14,964		$9,531	$3,723	$1,101	$254	$32

Portfolio turnover	38%		76%	69%	87%	57%	87%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	129

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Columbia Variable Portfolio – Large Core Quantitative Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$35.65		$30.94	$23.15	$20.33	$19.32	$16.46

Income from investment operations:

Net investment income	0.26		0.42	0.35	0.35	0.29	0.23

Net realized and unrealized gain	0.32	(a)	4.29	7.44	2.47	0.72	2.63

Total from investment operations	0.58		4.71	7.79	2.82	1.01	2.86

Net asset value, end of period	$36.23		$35.65	$30.94	$23.15	$20.33	$19.32

Total return	1.63%		15.22%	33.65%	13.87%	5.23%	17.37%

Ratios to average net assets(b)

Total gross expenses	0.86	%(c)	0.87%	0.92%	0.93%	0.96%	0.94%

Total net expenses(d)	0.86	%(c)	0.87%	0.92%	0.90%	0.91%	0.94%

Net investment income	1.44	%(c)	1.30%	1.31%	1.54%	1.45%	1.36%

Supplemental data

Net assets, end of period (in thousands)	$1,365,648		$1,411,277	$1,404,866	$1,211,173	$1,229,110	$1,373,003

Portfolio turnover	38%		76%	69%	87%	57%	87%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

130	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014		2013		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$9.49		$8.74		$9.56		$9.58	$9.54	$9.61

Income from investment operations:

Net investment income (loss)	(0.04)		0.10		0.07		0.20	0.36	0.21

Net realized and unrealized gain (loss)	0.04		0.65		(0.58)		0.35	0.55	(0.02)

Total from investment operations	—		0.75		(0.51)		0.55	0.91	0.19

Less distributions to shareholders:

Net investment income	(3.51)		—		(0.00	)(b)	(0.45)	(0.74)	(0.24)

Net realized gains	(0.83)		—		(0.31)		(0.12)	(0.13)	(0.02)

Total distributions to shareholders	(4.34)		—		(0.31)		(0.57)	(0.87)	(0.26)

Net asset value, end of period	$5.15		$9.49		$8.74		$9.56	$9.58	$9.54

Total return	0.18%		8.58%		(5.37%)		5.86%	10.08%	2.06%

Ratios to average net assets(c)

Total gross expenses	0.58	%(d)	0.57	%(e)	0.56%		0.55%	0.56%	0.58	%(d)

Total net expenses(f)	0.58	%(d)	0.57	%(e)	0.56%		0.55%	0.56%	0.58	%(d)

Net investment income (loss)	(0.77	%)(d)	1.14%		0.80%		2.09%	3.81%	3.34	%(d)

Supplemental data

Net assets, end of period (in thousands)	$11		$1,296,797		$1,765,508		$2,635,289	$2,546,875	$2,209,105

Portfolio turnover	50%		94%		97%		61%	66%	66%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	131

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$9.41		$8.68		$9.52	$9.55	$9.52	$9.61

Income from investment operations:

Net investment income (loss)	(0.03)		0.07		0.05	0.17	0.31	0.39

Net realized and unrealized gain (loss)	0.01		0.66		(0.58)	0.35	0.59	(0.22)

Total from investment operations	(0.02)		0.73		(0.53)	0.52	0.90	0.17

Less distributions to shareholders:

Net investment income	(3.49)		—		—	(0.43)	(0.74)	(0.24)

Net realized gains	(0.83)		—		(0.31)	(0.12)	(0.13)	(0.02)

Total distributions to shareholders	(4.32)		—		(0.31)	(0.55)	(0.87)	(0.26)

Net asset value, end of period	$5.07		$9.41		$8.68	$9.52	$9.55	$9.52

Total return	(0.06%)		8.41%		(5.61%)	5.61%	9.91%	1.80%

Ratios to average net assets(b)

Total gross expenses	0.87	%(c)	0.82	%(d)	0.81%	0.80%	0.81%	0.81	%(c)

Total net expenses(e)	0.85	%(c)	0.82	%(d)	0.81%	0.80%	0.81%	0.81	%(c)

Net investment income (loss)	(0.56	%)(c)	0.81%		0.57%	1.79%	3.31%	6.34	%(c)

Supplemental data

Net assets, end of period (in thousands)	$8,203		$7,022		$6,693	$9,443	$5,016	$1,227

Portfolio turnover	50%		94%		97%	61%	66%	66%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

132	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014		2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$9.48		$8.73		$9.56	$9.59	$9.54	$9.40

Income from investment operations:

Net investment income (loss)	(0.03)		0.09		0.06	0.19	0.35	0.19

Net realized and unrealized gain (loss)	0.02		0.66		(0.58)	0.33	0.56	0.20

Total from investment operations	(0.01)		0.75		(0.52)	0.52	0.91	0.39

Less distributions to shareholders:

Net investment income	(3.50)		—		—	(0.43)	(0.73)	(0.23)

Net realized gains	(0.83)		—		(0.31)	(0.12)	(0.13)	(0.02)

Total distributions to shareholders	(4.33)		—		(0.31)	(0.55)	(0.86)	(0.25)

Net asset value, end of period	$5.14		$9.48		$8.73	$9.56	$9.59	$9.54

Total return	0.06%		8.59%		(5.48%)	5.61%	10.03%	4.13%

Ratios to average net assets(a)

Total gross expenses	0.74	%(b)	0.69	%(c)	0.68%	0.68%	0.68%	0.70%

Total net expenses(d)	0.72	%(b)	0.69	%(c)	0.68%	0.68%	0.68%	0.70%

Net investment income (loss)	(0.56	%)(b)	1.00%		0.66%	1.95%	3.70%	1.96%

Supplemental data

Net assets, end of period (in thousands)	$154,682		$166,432		$198,342	$299,702	$319,854	$330,937

Portfolio turnover	50%		94%		97%	61%	66%	66%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	133

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio – Partners Small Cap Value Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$22.92		$22.43	$16.61	$14.62	$15.28	$14.34

Income from investment operations:

Net investment income	0.09		0.11	0.08	0.18	0.06	0.05

Net realized and unrealized gain (loss)	0.05		0.38	5.74	1.81	(0.72)	0.89

Total from investment operations	0.14		0.49	5.82	1.99	(0.66)	0.94

Net asset value, end of period	$23.06		$22.92	$22.43	$16.61	$14.62	$15.28

Total return	0.61%		2.18%	35.04%	13.61%	(4.32%)	6.56%

Ratios to average net assets(b)

Total gross expenses	1.06	%(c)	1.05%	1.05%	1.06%	1.04%	1.11	%(c)

Total net expenses(d)	0.93	%(c)	0.88%	0.89%	0.94%	1.01%	1.09	%(c)

Net investment income	0.82	%(c)	0.50%	0.40%	1.12%	0.38%	0.56	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,428,770		$1,469,779	$1,673,954	$1,428,971	$1,260,436	$1,168,661

Portfolio turnover	21%		83%	69%	60%	58%	57%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

134	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Partners Small Cap Value Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$22.65		$22.22	$16.50	$14.56	$15.25	$14.34

Income from investment operations:

Net investment income	0.06		0.06	0.03	0.15	0.02	0.03

Net realized and unrealized gain (loss)	0.05		0.37	5.69	1.79	(0.71)	0.88

Total from investment operations	0.11		0.43	5.72	1.94	(0.69)	0.91

Net asset value, end of period	$22.76		$22.65	$22.22	$16.50	$14.56	$15.25

Total return	0.49%		1.94%	34.67%	13.32%	(4.52%)	6.35%

Ratios to average net assets(b)

Total gross expenses	1.31	%(c)	1.30%	1.31%	1.31%	1.29%	1.31	%(c)

Total net expenses(d)	1.18	%(c)	1.13%	1.14%	1.19%	1.26%	1.31	%(c)

Net investment income	0.57	%(c)	0.25%	0.15%	0.99%	0.16%	0.33	%(c)

Supplemental data

Net assets, end of period (in thousands)	$4,086		$3,845	$3,715	$1,730	$804	$484

Portfolio turnover	21%		83%	69%	60%	58%	57%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	135

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Partners Small Cap Value Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$22.77		$22.31	$16.55	$14.58	$15.26	$12.26

Income from investment operations:

Net investment income	0.08		0.08	0.05	0.15	0.04	0.02

Net realized and unrealized gain (loss)	0.04		0.38	5.71	1.82	(0.72)	2.98

Total from investment operations	0.12		0.46	5.76	1.97	(0.68)	3.00

Net asset value, end of period	$22.89		$22.77	$22.31	$16.55	$14.58	$15.26

Total return	0.53%		2.06%	34.80%	13.51%	(4.46%)	24.43%

Ratios to average net assets(a)

Total gross expenses	1.18	%(b)	1.17%	1.18%	1.18%	1.16%	1.22%

Total net expenses(c)	1.06	%(b)	1.01%	1.01%	1.07%	1.13%	1.22%

Net investment income	0.69	%(b)	0.37%	0.28%	0.95%	0.24%	0.14%

Supplemental data

Net assets, end of period (in thousands)	$155,184		$171,426	$211,018	$200,780	$220,667	$284,055

Portfolio turnover	21%		83%	69%	60%	58%	57%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio – Sit Dividend Growth Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$15.40		$13.76	$10.71	$9.65	$10.00	$9.54

Income from investment operations:

Net investment income	0.13		0.24	0.22	0.15	0.10	0.06

Net realized and unrealized gain (loss)	(0.01	)(b)	1.40	2.83	0.91	(0.45)	0.40

Total from investment operations	0.12		1.64	3.05	1.06	(0.35)	0.46

Net asset value, end of period	$15.52		$15.40	$13.76	$10.71	$9.65	$10.00

Total return	0.78%		11.92%	28.48%	10.98%	(3.50%)	4.82%

Ratios to average net assets(c)

Total gross expenses	0.82	%(d)	0.82%	0.84%	0.84%	0.82%	0.82	%(d)

Total net expenses(e)	0.77	%(d)	0.77%	0.77%	0.78%	0.78%	0.82	%(d)

Net investment income	1.67	%(d)	1.65%	1.74%	1.41%	1.01%	0.98	%(d)

Supplemental data

Net assets, end of period (in thousands)	$1,755,625		$1,901,583	$1,454,206	$893,849	$1,276,709	$1,348,356

Portfolio turnover	29%		49%	29%	85%	21%	32%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Sit Dividend Growth Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$15.24		$13.66	$10.65	$9.63	$9.99	$9.54

Income from investment operations:

Net investment income	0.11		0.20	0.18	0.13	0.07	0.06

Net realized and unrealized gain (loss)	0.00	(b)	1.38	2.83	0.89	(0.43)	0.39

Total from investment operations	0.11		1.58	3.01	1.02	(0.36)	0.45

Net asset value, end of period	$15.35		$15.24	$13.66	$10.65	$9.63	$9.99

Total return	0.72%		11.57%	28.26%	10.59%	(3.60%)	4.72%

Ratios to average net assets(c)

Total gross expenses	1.07	%(d)	1.07%	1.09%	1.09%	1.08%	0.88	%(d)

Total net expenses(e)	1.02	%(d)	1.02%	1.02%	1.03%	1.03%	0.88	%(d)

Net investment income	1.43	%(d)	1.40%	1.49%	1.25%	0.76%	1.04	%(d)

Supplemental data

Net assets, end of period (in thousands)	$6,957		$6,188	$4,593	$2,124	$1,330	$472

Portfolio turnover	29%		49%	29%	85%	21%	32%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

138	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Sit Dividend Growth Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$15.31		$13.70	$10.67	$9.64	$9.99	$8.96

Income from investment operations:

Net investment income	0.12		0.22	0.20	0.14	0.09	0.03

Net realized and unrealized gain (loss)	0.00	(a)	1.39	2.83	0.89	(0.44)	1.00

Total from investment operations	0.12		1.61	3.03	1.03	(0.35)	1.03

Net asset value, end of period	$15.43		$15.31	$13.70	$10.67	$9.64	$9.99

Total return	0.78%		11.75%	28.40%	10.68%	(3.50%)	11.52%

Ratios to average net assets(b)

Total gross expenses	0.94	%(c)	0.95%	0.96%	0.96%	0.94%	1.05%

Total net expenses(d)	0.89	%(c)	0.90%	0.90%	0.90%	0.90%	1.05%

Net investment income	1.54	%(c)	1.52%	1.62%	1.30%	0.89%	0.35%

Supplemental data

Net assets, end of period (in thousands)	$50,659		$54,159	$59,983	$53,529	$61,213	$79,768

Portfolio turnover	29%		49%	29%	85%	21%	32%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	139

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio – Victory Established Value Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$18.73		$16.69	$12.27		$10.48	$11.18	$10.44

Income from investment operations:

Net investment income	0.07		0.19	0.11		0.14	0.09	0.06

Net realized and unrealized gain (loss)	0.49		1.85	4.31		1.65	(0.79)	0.68

Total from investment operations	0.56		2.04	4.42		1.79	(0.70)	0.74

Net asset value, end of period	$19.29		$18.73	$16.69		$12.27	$10.48	$11.18

Total return	2.99%		12.22%	36.02%		17.08%	(6.26%)	7.09%

Ratios to average net assets(b)

Total gross expenses	0.90	%(c)	0.90%	0.89	%(d)	0.90%	0.90%	0.92	%(c)

Total net expenses(e)	0.90	%(c)	0.89%	0.88	%(d)	0.87%	0.90%	0.92	%(c)

Net investment income	0.76	%(c)	1.10%	0.74%		1.18%	0.77%	0.92	%(c)

Supplemental data

Net assets, end of period (in thousands)	$191,153		$814,123	$1,006,504		$951,190	$840,305	$886,881

Portfolio turnover	25%		45%	45%		151%	76%	85%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

140	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Victory Established Value Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$18.52		$16.55	$12.20		$10.44	$11.17	$10.44

Income from investment operations:

Net investment income	0.06		0.17	0.08		0.12	0.07	0.07

Net realized and unrealized gain (loss)	0.47		1.80	4.27		1.64	(0.80)	0.66

Total from investment operations	0.53		1.97	4.35		1.76	(0.73)	0.73

Net asset value, end of period	$19.05		$18.52	$16.55		$12.20	$10.44	$11.17

Total return	2.86%		11.90%	35.66%		16.86%	(6.53%)	6.99%

Ratios to average net assets(b)

Total gross expenses	1.17	%(c)	1.15%	1.15	%(d)	1.15%	1.16%	1.19	%(c)

Total net expenses(e)	1.15	%(c)	1.15%	1.13	%(d)	1.12%	1.16%	1.19	%(c)

Net investment income	0.60	%(c)	0.97%	0.54%		1.00%	0.67%	0.98	%(c)

Supplemental data

Net assets, end of period (in thousands)	$11,848		$9,040	$7,189		$3,690	$2,068	$527

Portfolio turnover	25%		45%	45%		151%	76%	85%

Notes to Financial Highlights

(a)	Based on operations from May 3, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	141

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Victory Established Value Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 3	(Unaudited)		2014	2013		2012	2011	2010
Per share data
Net asset value, beginning of period	$18.63		$16.63	$12.24		$10.47	$11.18	$9.17

Income from investment operations:

Net investment income	0.07		0.18	0.09		0.12	0.07	0.06

Net realized and unrealized gain (loss)	0.48		1.82	4.30		1.65	(0.78)	1.95

Total from investment operations	0.55		2.00	4.39		1.77	(0.71)	2.01

Net asset value, end of period	$19.18		$18.63	$16.63		$12.24	$10.47	$11.18

Total return	2.95%		12.03%	35.87%		16.91%	(6.35%)	21.87%

Ratios to average net assets(a)

Total gross expenses	1.04	%(b)	1.02%	1.02	%(c)	1.02%	1.03%	1.14%

Total net expenses(d)	1.02	%(b)	1.02%	1.01	%(c)	1.00%	1.03%	1.05%

Net investment income	0.71	%(b)	1.04%	0.64%		1.04%	0.64%	0.64%

Supplemental data

Net assets, end of period (in thousands)	$24,232		$22,804	$21,928		$16,153	$15,072	$16,108

Portfolio turnover	25%		45%	45%		151%	76%	85%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Variable Portfolio — Emerging Markets Fund; Columbia Variable Portfolio — Global Bond Fund; Columbia Variable Portfolio — Intermediate Bond Fund (formerly known as Columbia Variable Portfolio — Diversified Bond Fund); Columbia Variable Portfolio — Large Core Quantitative Fund; Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund; Variable Portfolio — Partners Small Cap Value Fund; Variable Portfolio — Sit Dividend Growth Fund and Variable Portfolio — Victory Established Value Fund. Reference to shares and shareholders within these financial statements refer to partners’ interests and partners for Funds treated as a partnership for U.S. federal income tax purposes. Effective May 1, 2015, Columbia Variable Portfolio — Diversified Bond Fund was renamed Columbia Variable Portfolio — Intermediate Bond Fund.

Each Fund, other than Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, is currently classified as a diversified fund. Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund are currently classified as non-diversified funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to one or more Funds. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer.

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COLUMBIA VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments

144	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

Each Fund may invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the

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COLUMBIA VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Certain Funds utilized forward foreign currency exchange contracts as detailed below:

Forward Foreign Currency Exchange Contracts	Funds
To hedge the currency exposure associated with some or all of the Fund’s securities	Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To shift foreign currency exposure back to U.S. dollars	Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To shift investment exposure from one currency to another	Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchanged traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:

Futures Contracts	Funds
To manage the duration and yield curve exposure of the Fund versus the benchmark	Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions	Columbia Variable Portfolio — Large Core Quantitative Fund

Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into futures contracts, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts,

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June 30, 2015 (Unaudited)

to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund purchased and wrote option contracts to create various exposures for the Fund, isolate perceived mispricings, and create asymmetrical profiles; written and purchased options may be used to increase the portfolio’s carry. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Contracts and premiums associated with options contracts written for the six months ended June 30, 2015 for Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund are as follows:

	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at Dece mber 31, 2014	79,060,815	1,202,027	206,675,000	2,162,621
Opened	251,720,345	3,067,594	186,240,000	4,631,336
Closed	(245,916,093)	(3,716,636)	(261,070,000)	(5,359,148)
Expired	(63,780,000)	(163,395)	(118,425,000)	(1,036,085)

Balance at June 30, 2015	21,085,067	389,590	13,420,000	398,724

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

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June 30, 2015 (Unaudited)

Credit Default Swap Contracts

Certain Funds entered into credit default swap contracts as detailed below:

Credit Default Swap Contracts	Funds
To increase or decrease its credit exposure to an index	Columbia Variable Portfolio — Global Bond Fund and Columbia Variable Portfolio — Intermediate Bond Fund
To increase or decrease its credit exposure to a single issuer of debt securities	Columbia Variable Portfolio — Intermediate Bond Fund
To hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security	Columbia Variable Portfolio — Intermediate Bond Fund

These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Investment Manager.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Interest Rate Swap Contracts

Certain Funds entered into interest rate swap contracts as detailed below:

Interest Rate Swap Contracts	Funds
To express breakeven strategies or enhance yields of already existing positions	Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To manage the duration and yield curve exposure of the Fund	Columbia Variable Portfolio — Global Bond Fund and Columbia Variable Portfolio — Intermediate Bond Fund

These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Inflation Rate Swap Contracts

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund entered into inflation rate swaps to hedge the portfolio risk associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods. An inflation rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an inflation rate or inflation index calculated on a nominal amount. Inflation rate swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments, if any, received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Inflation rate swap contracts may be subject to liquidity risk, which exists when a particular swap contract is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Inflation rate swap contracts are subject to the risk associated with the investment in the reference index, or inflation risk. Inflation rate swap contracts are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk).

Inflation Rate Caps and Floors

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund entered into inflation rate caps and floors to hedge the security exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods. Inflation rate

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that a specified inflation index exceeds a specified rate, or “cap”. Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that a specified inflation index falls below a specified rate, or “floor”. When the Fund purchases (writes) a cap or floor, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current value of the cap or floor. The maximum potential amount of future payments that a Fund would be required to make under an inflation rate cap would be the notional amount multiplied by the percentage increase in inflation rates determined by the difference between the specified inflation index’s current value and the value at the time the cap was entered into. The maximum potential amount of future payments that a Fund would be required to make under an inflation rate floor would be the notional amount multiplied by the percentage decrease in inflation rates determined by the difference between the specified inflation index’s current value and the value at the time the floor was entered into.

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund purchased or wrote interest rate swaption contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Variable Portfolio – Global Bond Fund

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	777,069
Interest rate risk	Net assets — unrealized appreciation on futures contracts	265,362	*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	1,953,753	*
Interest rate risk	Premiums paid on outstanding swap contracts	612
Total		2,996,796

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	58,051	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	527,078
Interest rate risk	Net assets — unrealized depreciation on futures contracts	149,882	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	103,676	*
Total		838,687

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	1,687,580	1,687,580

Foreign exchange risk	14,156,769	—	—	14,156,769

Interest rate risk	—	(13,454,051)	2,067,227	(11,386,824)

Total	14,156,769	(13,454,051)	3,754,807	4,457,525

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(995,844)	(995,844)

Foreign exchange risk	1,352,082	—	—	1,352,082

Interest rate risk	—	2,352,327	1,850,077	4,202,404

Total	1,352,082	2,352,327	854,233	4,558,642

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	129,992,877
Futures contracts — Short	67,643,987
Credit default swap contracts — sell protection	39,547,500

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	3,207,969	(2,250,734)
Interest rate swap contracts	1,170,864	(479,430)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Columbia Variable Portfolio — Intermediate Bond Fund

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	1,407,455	*
Credit risk	Premiums paid on outstanding swap contracts	8,060,647
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	53,111
Interest rate risk	Net assets — unrealized appreciation on futures contracts	638,460	*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	263,129	*
Interest rate risk	Premiums paid on outstanding swap contracts	1,271
Total		10,424,073

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	1,690,823	*
Credit risk	Premiums received on outstanding swap contracts	8,758,887
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	366,080
Interest rate risk	Net assets — unrealized depreciation on futures contracts	394,239	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	1,273,185	*
Total		12,483,214

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(5,895,966)	(5,895,966)

Foreign exchange risk	2,216,720	—	—	2,216,720

Interest rate risk	—	(959,227)	2,336,952	1,377,725

Total	2,216,720	(959,227)	(3,559,014)	(2,301,521)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	2,963,517	2,963,517

Foreign exchange risk	(839,772)	—	—	(839,772)

Interest rate risk	—	3,043,745	(1,816,305)	1,227,440

Total	(839,772)	3,043,745	1,147,212	3,351,185

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	213,550,833
Futures contracts — Short	187,615,942
Credit default swap contracts — buy protection	1,009,736,382
Credit default swap contracts — sell protection	15,960,000

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	165,020	(183,040)
Interest rate swap contracts	698,222	(1,413,776)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Columbia Variable Portfolio — Large Core Quantitative Fund

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized depreciation on futures contracts	434,910	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	2,060,540

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(1,683,511)

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June 30, 2015 (Unaudited)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	31,896,000

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	8,137,754
Foreign exchange risk	Investments, at value — options purchased	102,530
Interest rate risk	Net assets — unrealized appreciation on futures contracts	298,616	*
Interest rate risk	Investments, at value — options purchased	719,528
Interest rate risk	Net assets — unrealized appreciation on swap contracts	91,812	*
Interest rate risk	Premiums paid on outstanding swap contracts	11,216
Total		9,361,456

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	10,624,559
Foreign exchange risk	Options contracts written, at value	71,497
Interest rate risk	Net assets — unrealized depreciation on futures contracts	201,288	*
Interest rate risk	Options contracts written, at value	697,652
Interest rate risk	Net assets — unrealized depreciation on swap contracts	670,325	*
Interest rate risk	Premiums received on outstanding swap contracts	17,665
Total		12,282,986

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Ex change Con tracts ($)	Futures Con tracts ($)	Options Contracts Written and Purch ased ($)	Swap Con tracts ($)	Total ($)
Foreign ex change risk	53,473,954	—	(1,628,598)	—	51,845,356

Interest rate risk	—	3,609,675	(2,020,260)	(7,137,796)	(5,548,381)

Total	53,473,954	3,609,675	(3,648,858)	(7,137,796)	46,296,975

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Ex change Con tracts ($)	Futures Con tracts ($)	Options Contracts Written and Purch ased ($)	Swap Con tracts ($)	Total ($)
Foreign ex change risk	(24,288,115)	—	(617,312)	—	(24,905,427)

Interest rate risk	—	700,925	(423,124)	5,168,663	5,446,464

Total	(24,288,115)	700,925	(1,040,436)	5,168,663	(19,458,963)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	229,947,500
Futures contracts — Short	(215,703,298)

Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	3,090,958
Options contracts — Written	(2,469,033)

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	22,473,845	(6,348,065)
Interest rate swap contracts	1,067,965	(5,715,484)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Investments in Senior Loans

Certain Funds may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Asset- and Mortgage-Backed Securities

Certain Funds may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the

Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

Treasury Inflation Protected Securities

Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Interest Only and Principal Only Securities

Certain Funds may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Offsetting of Assets and Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2015:

Columbia Variable Portfolio — Global Bond Fund
	Citigroup Global Markets, Inc. ($)	Credit Suisse ($)	Deutsche Bank ($)	Goldman Sachs & Co. ($)	HSBC Securities (USA), Inc. ($)	JPMorgan ($)	Morgan Stanley & Co. ($)(a)	Morgan Stanley & Co. ($)(a)	Standard Chartered Bank ($)	State Street Bank & Trust Company ($)	UBS Securities ($)	Total ($)
Assets
Centrally cleared credit default swap contracts(b)	—	—	—	—	—	—	143,396	—	—	—	—	143,396
Centrally cleared interest rate swap contracts(b)	—	—	—	—	—	—	195,744	—	—	—	—	195,744
Forward foreign currency exchange contracts	128,021	2,055	41,110	227,720	236,510	—	—	71,535	7,287	62,831	—	777,069
Total Assets	128,021	2,055	41,110	227,720	236,510	—	339,140	71,535	7,287	62,831	—	1,116,209
Liabilities
Centrally cleared interest rate swap contracts(b)	—	—	—	—	—	—	330,842	—	—	—	—	330,842
Forward foreign currency exchange contracts	33,506	245,410	4,892	7,716	15,440	—	—	25,502	52,761	28,817	113,034	527,078
OTC interest rate swap contracts(c)	—	—	—	—	—	69,659	—	—	—	—	—	69,659
Total Liabilities	33,506	245,410	4,892	7,716	15,440	69,659	330,842	25,502	52,761	28,817	113,034	927,579
Total Financial and Derivative Net Assets	94,515	(243,355)	36,218	220,004	221,070	(69,659)	8,298	46,033	(45,474)	34,014	(113,034)	188,630
Total collateral received (pledged)(d)	—	—	—	—	—	(40,000)	—	—	—	—	—	(40,000)
Net Amount(e)	94,515	(243,355)	36,218	220,004	221,070	(29,659)	8,298	46,033	(45,474)	34,014	(113,034)	228,630

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(c)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(e)	Represents the net amount due from/ (to) counterparties in the event of default.

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June 30, 2015 (Unaudited)

Columbia Variable Portfolio — Intermediate Bond Fund
	Citibank ($)	Goldman Sachs International ($)	J.P. Morgan Securities, Inc. ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	UBS Securities ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts(b)	—	—	—	—	33,025	—	33,025
Forward foreign currency exchange contracts	—	—	—	—	—	53,111	53,111
OTC credit default swap contracts(c)	2,372,004	1,604,710	3,926,590	218,100	—	—	8,121,404
Total Assets	2,372,004	1,604,710	3,926,590	218,100	33,025	53,111	8,207,540
Liabilities
Centrally cleared credit default swap contracts(b)	—	—	—	—	1,767,694	—	1,767,694
Centrally cleared interest rate swap contracts(b)	—	—	—	—	43,062	—	43,062
Forward foreign currency exchange contracts	—	—	—	—	—	366,080	366,080
OTC credit default swap contracts(c)	4,396,482	4,292,928	315,708	744,755	—	—	9,749,873
Total Liabilities	4,396,482	4,292,928	315,708	744,755	1,810,756	366,080	11,926,709
Total Financial and Derivative Net Assets	(2,024,478)	(2,688,218)	3,610,882	(526,655)	(1,777,731)	(312,969)	(3,719,169)
Total collateral received (pledged)(d)	(2,024,478)	(2,688,218)	3,327,000	(526,655)	(1,777,731)	—	(3,690,082)
Net Amount(e)	—	—	283,882	—	—	(312,969)	(29,087)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(c)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(e)	Represents the net amount due from/(to) counterparties in the event of default.

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
	Citibank ($)	Deutsche Bank Securities Inc. ($)	Goldman Sachs & Co. ($)	Morgan Stanley ($)	UBS ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts(a)	—	—	25,383	—	—	25,383
Forward foreign currency exchange contracts	410,130	2,510,568	—	5,217,056	—	8,137,754
Options purchased calls	1,182	131,768	—	—	65,438	198,388
Options purchased puts	819	601,201	—	—	21,650	623,670
Total Assets	412,131	3,243,537	25,383	5,217,056	87,088	8,985,195
Liabilities
Centrally cleared interest rate swap contracts(a)	—	—	10,672	—	—	10,672
Forward foreign currency exchange contracts	2,554,019	5,575,962	—	2,494,578	—	10,624,559
Options contracts written	—	561,514	—	195,369	12,266	769,149
OTC inflation rate swap contracts(b)	—	576,545	—	—	—	576,545
Total Liabilities	2,554,019	6,714,021	10,672	2,689,947	12,266	11,980,925
Total Financial and Derivative Net Assets	(2,141,888)	(3,470,484)	14,711	2,527,109	74,822	(2,995,730)
Total collateral received (pledged)(c)	—	(669,355)	—	—	—	(669,355)
Net Amount(d)	(2,141,888)	(2,801,129)	14,711	2,527,109	74,822	(2,326,375)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d)	Represents the net amount due from/ (to) counterparties in the event of default.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Certain Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity.

Columbia Variable Portfolio — Large Core Quantitative Fund, Variable Portfolio — Partners Small Cap Value Fund, Variable Portfolio — Sit Dividend Growth Fund and Variable Portfolio — Victory Established Value Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund’s income and loss. The components of each Fund’s net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Columbia Variable Portfolio — Emerging Markets Fund, Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund intend to qualify each year as separate “regulated investment companies” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly, when available, for Columbia Variable Portfolio — Emerging Markets Fund and Columbia Variable Portfolio — Global Bond Fund. Dividends from net investment income, if any, are declared and distributed annually, when available, for Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of each Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to, and Services Provided by, Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Funds. Certain Funds, as described below, have entered into Subadvisory Agreements such that day-to-day portfolio management of the Funds is provided by the Funds’ subadvisers. See Subadvisory Agreements below. The investment management fee is an annual fee

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

that is equal to a percentage of each Fund’s average daily net assets that declines as each Fund’s net assets increase. The fee rate range and annualized effective investment management fee rate for each Fund as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2015, was as follows:

Fund	High (%)	Low (%)	Annualized Effective Investment Management Fee (%)
Columbia Variable Portfolio — Emerging Markets Fund	1.10	0.90	1.07

Columbia Variable Portfolio — Global Bond Fund	0.57	0.47	0.57

Columbia Variable Portfolio — Intermediate Bond Fund	0.43	0.30	0.41

Columbia Variable Portfolio — Large Core Quantitative Fund	0.71	0.54	0.60

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	0.44	0.25	0.43

Variable Portfolio — Partners Small Cap Value Fund	0.97	0.87	0.91

Variable Portfolio — Sit Dividend Growth Fund	0.73	0.60	0.70

Variable Portfolio — Victory Established Value Fund	0.78	0.65	0.77

Participating Affiliates

The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. Such coordination may include functional leadership of the business (the “Global” business). From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.

These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to Columbia Variable Portfolio — Emerging Markets Fund and Columbia Variable Portfolio — Global Bond Fund on behalf of the Investment Manager.

Subadvisory Agreements

The Investment Manager may contract with and compensate subadvisers to manage the investment of each Fund’s assets. The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:

Fund	Subadviser
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	BlackRock Financial Management, Inc.

Variable Portfolio — Partners Small Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Donald Smith & Co., Inc. River Road Asset Management, LLC Denver Investment Advisors LLC Segall Bryant & Hamill, LLC Snow Capital Management L.P.

Variable Portfolio — Sit Dividend Growth Fund	Sit Investment Associates, Inc.

Variable Portfolio — Victory Established Value Fund	Victory Capital Management Inc.

For Variable Portfolio — Partners Small Cap Value Fund, each subadviser manages a portion of the assets of the Fund. New Investments, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager’s determination, subject to the oversight of the Board, of the allocation that is in the best interest of the Fund’s shareholders. Each subadviser’s proportionate share of the investments in the Fund will vary due to market fluctuations.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Funds pay the Fund Administrator an annual fee for administration and accounting services equal to a

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

percentage of the Fund’s average daily net assets that declines as each Fund’s net assets increase. The fee rate range and annualized effective administration fee rate for each Fund as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2015, was as follows:

Fund	High (%)	Low (%)	Annualized Effective Administration Fee (%)
Columbia Variable Portfolio — Emerging Markets Fund	0.08	0.05	0.08

Columbia Variable Portfolio — Global Bond Fund	0.08	0.05	0.08

Columbia Variable Portfolio — Intermediate Bond Fund	0.07	0.04	0.06

Columbia Variable Portfolio — Large Core Quantitative Fund	0.06	0.03	0.05

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	0.07	0.04	0.07

Variable Portfolio — Partners Small Cap Value Fund	0.08	0.05	0.07

Variable Portfolio — Sit Dividend Growth Fund	0.06	0.03	0.05

Variable Portfolio — Victory Established Value Fund	0.06	0.03	0.06

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Funds or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Funds and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the six months ended June 30, 2015, other expenses paid by each Fund to this company were as follows:

Fund	Amount ($)
Columbia Variable Portfolio — Emerging Markets Fund	1,427

Columbia Variable Portfolio — Global Bond Fund	1,087

Columbia Variable Portfolio — Intermediate Bond Fund	3,005

Columbia Variable Portfolio — Large Core Quantitative Fund	2,840

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	1,718

Variable Portfolio — Partners Small Cap Value Fund	1,844

Variable Portfolio — Sit Dividend Growth Fund	2,125

Variable Portfolio — Victory Established Value Fund	1,250

Compensation of Board Members

Board members are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of each Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

Transfer Agency Fees

The Funds have a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of each Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of each Fund’s average daily net assets attributable to Class 3 shares. The Funds pay no distribution and service fees for Class 1 shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 through April 30, 2016			Voluntary Expense Cap Effective May 1, 2015 through June 30, 2015			Voluntary Expense Cap Prior to May 1, 2015
	Class 1 (%)	Class 2 (%)	Class 3 (%)	Class 1 (%)	Class 2 (%)	Class 3 (%)	Class 1 (%)	Class 2 (%)	Class 3 (%)
Columbia Variable Portfolio — Emerging Markets Fund	1.25	1.50	1.375	1.25	1.50	1.375	1.25	1.50	1.375

Columbia Variable Portfolio — Global Bond Fund	0.72	0.97	0.845	0.72	0.97	0.845	0.76	1.01	0.885

Columbia Variable Portfolio — Intermediate Bond Fund	0.56	0.81	0.685	0.56	0.81	0.685	0.56	0.81	0.685

Columbia Variable Portfolio — Large Core Quantitative Fund	0.75	1.00	0.875	0.75	1.00	0.875	0.77	1.02	0.895

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	0.63	0.88	0.755	0.63	0.88	0.755	0.59	0.84	0.715

Variable Portfolio — Partners Small Cap Value Fund	0.93	1.18	1.055	0.93	1.18	1.055	0.93	1.18	1.055

Variable Portfolio — Sit Dividend Growth Fund	0.77	1.02	0.895	0.77	1.02	0.895	0.77	1.02	0.895

Variable Portfolio — Victory Established Value Fund	0.89	1.14	1.015	0.89	1.14	1.015	0.94	1.19	1.065

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the approximate cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was approximately:

Fund	Tax Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized Depreciation ($)	Net Appreciation (Depreciation) ($)
Columbia Variable Portfolio — Emerging Markets Fund	1,157,766,000	148,095,000	(56,089,000)	92,006,000

Columbia Variable Portfolio — Global Bond Fund	223,867,000	2,024,000	(13,864,000)	(11,840,000)

Columbia Variable Portfolio — Intermediate Bond Fund	6,402,214,000	28,592,000	(63,201,000)	(34,609,000)

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	168,661,000	5,808,000	(10,698,000)	(4,890,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements.

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June 30, 2015 (Unaudited)

However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended June 30, 2015, the cost of purchases and proceeds from sales of securities, including U.S. government securities, but excluding short-term investments and derivatives, if any, for each Fund aggregated to:

Fund	Purchases ($)	Proceeds from Sales ($)	Purchases of U.S. Government Securities ($)	Proceeds from Sales of U.S. Government Securities ($)
Columbia Variable Portfolio — Emerging Markets Fund	530,012,174	351,713,431	—	—

Columbia Variable Portfolio — Global Bond Fund	260,602,991	705,423,810	28,962,845	68,769,505

Columbia Variable Portfolio — Intermediate Bond Fund	13,030,798,131	9,645,666,281	9,151,588,915	7,899,533,479

Columbia Variable Portfolio — Large Core Quantitative Fund	2,827,143,450	1,216,078,055	—	—

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	541,518,607	1,777,328,198	7,062,197	7,027,175

Variable Portfolio — Partners Small Cap Value Fund	328,716,583	402,132,737	—	—

Variable Portfolio — Sit Dividend Growth Fund	560,418,065	706,410,019	—	—

Variable Portfolio — Victory Established Value Fund	186,872,962	837,605,828	—	—

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated Funds. The income earned by the Funds from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, each

Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2015, the Investment Manager and/or affiliates owned 100% of Class 1, Class 2 and Class 3 shares of each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds.

Note 8. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

No Fund had borrowings during the six months ended June 30, 2015.

Note 9. Significant Risks

Non-Diversification Risk

Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund are non-diversified funds. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities and Emerging Market Countries Risk

Columbia Variable Portfolio — Emerging Markets Fund, Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund’s investments in foreign securities may include certain risks and considerations not typically

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June 30, 2015 (Unaudited)

associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Derivatives Risk

Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund, Columbia Variable Portfolio — Large Core Quantitative Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund invest in derivatives. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Financial Sector Risk

Columbia Variable Portfolio — Emerging Markets Fund, Variable Portfolio — Partners Small Cap Value Fund and Variable Portfolio — Victory Established Value Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio —BlackRock Global Inflation-Protected Securities Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund investments. The Fund may have to accept a lower selling price for the holding, sell

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

High-Yield Securities Risk

Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose Columbia Variable Portfolio — Global Bond Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Industrial Sector Risk

Variable Portfolio — Partners Small Cap Value Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.

Inflation-Protected Securities Risk

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund’s inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.

Mortgage-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing Columbia Variable Portfolio — Intermediate Bond Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Asset-Backed Securities Risk

The value of the Fund’s asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Most asset-backed securities are subject to prepayment risk (i.e., the risk that the Fund will have to reinvest the money received in securities that have lower yields). Rising or high interest rates tend to extend the duration of asset-backed securities, resulting in valuations that are volatile and sensitive to changes in interest rates.

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June 30, 2015 (Unaudited)

Technology and Technology-related Investment Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Columbia Variable Portfolio — Emerging Markets Fund may be more susceptible to the particular risks that may affect companies in the technology and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of Columbia Variable Portfolio (VP) Funds (each a VP Fund and collectively, the VP Funds). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the VP Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, for VP — BlackRock Global Inflation-Protected Securities Fund, VP — Partners Small Cap Value Fund, VP — Sit Dividend Growth Fund and VP — Victory Established Value Fund, Columbia Management has engaged one or more subadvisers (each a Subadviser and collectively the Subadvisers) to provide portfolio management and related services for its corresponding VP Fund (each a Subadvised Fund and collectively the Subadvised Funds) under a subadvisory agreement (each a Subadvisory Agreement and collectively the Subadvisory Agreements) between Columbia Management and the below-named subadviser(s).

VP Fund Name	Subadviser(s)
VP — BlackRock Global Inflation-Protected Securities Fund	BlackRock Financial Management, Inc.
VP — Partners Small Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Donald Smith Y & Co., Inc. RiverRoad Asset Management, LLC Denver Investment Advisors LLC Segall Bryant & Hamill, LLC Snow Capital Management L.P.
VP — Sit Dividend Growth Fund	Sit Investment Associates, Inc.
VP — Victory Established Value Fund	Victory Capital Management Inc.

The VP Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement and the Subadvisory Agreements (together, the Advisory Agreements) for a two-month period (“Short-Term Period”) in order to align the Advisory Agreements with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and VP Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadvisers

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management. The Board took into account the information it received and reviewed concerning Columbia Management’s ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised VP Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight

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structure and the Columbia Management team dedicated thereto as well as the contemplated enhancements to the team and its resources. The Board also noted the information it received concerning Columbia Management’s ability to retain its key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the VP Funds by Columbia Management. In evaluating the quality of services provided under the IMS Agreement and the VP Funds’ Administrative Services Agreement, the Board also took into account the organization and strength of the VP Funds and their service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the VP Funds’ other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the VP Funds continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement for the Short-Term Period. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements for the Short-Term Period. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the VP Funds (discussed below), as well as the Investment Manager’s recommendation that the Board approve renewal of the Subadvisory Agreements with each Subadviser the Board concluded that the services being performed under each Subadvisory Agreement were acceptable for purposes of renewal for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the VP Funds. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the VP Funds, the performance of a benchmark index, the percentage ranking of each VP Fund among its comparison group and the net assets of each VP Fund. Additionally, the Board reviewed the performance of each of the Subadvisers and Columbia Management’s process for selecting and monitoring each Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser. The Board observed that for purposes of approving the Advisory Agreements for the Short-Term Period, each VP Fund’s performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadvisers from their Relationships with the VP Funds

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the VP Funds’ expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the VP Funds’ contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each VP Fund

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(with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of each VP Fund is no higher than the median expense ratio of funds in the same comparison universe of the VP Funds).

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the VP Funds. The Board observed that the subadvisory fee level for each Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadvisers to other client accounts.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the VP Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. For purposes of approving the Advisory Agreements for the Short-Term Period, the Board concluded that the investment management service and subadvisory fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the VP Funds grow and took note of the extent to which VP Funds’ shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as VP Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the Advisory Agreements for the Short-Term Period, fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the Advisory Agreements for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements for the Short-Term Period.

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APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of Columbia Variable Portfolio (VP) Funds (each a VP Fund and collectively, the VP Funds). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the VP Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, for VP — BlackRock Global Inflation — Protected Securities Fund (BlackRock Global Inflation-Protected Securities), VP — Partners Small Cap Value Fund (SC Value), VP — Sit Dividend Growth Fund (Sit Dividend Growth) and VP — Victory Established Value Fund (Victory Established Value) (collectively, the Subadvised Funds), under the subadvisory agreements (the Subadvisory Agreements) between Columbia Management and each subadviser (collectively, Subadvisers), the Subadvisers perform portfolio management and related services for their Subadvised Funds.

On an annual basis, the VP Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreements (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadvisers

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to the non-subadvsied VP Funds, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. With respect to the Subadvised Funds, the Board specifically considered detailed information regarding the process employed by CMIA for selecting and overseeing Subadvisers and the planned enhancements for the Subadviser investment oversight, research and monitoring program, including a restructuring and bolstering of the Subadvisory oversight and research team.

The Board also took into account the broad scope of services provided by Columbia Management to each VP Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

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APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the VP Funds by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the VP Funds’ Administrative Services Agreement, the Board also took into account the organization and strength of the VP Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the VP Funds’ other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each VP Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Funds continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreements.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that each Subadviser was in a position to provide quality services to the respective VP Fund, recognizing that with respect to one of SC Value’s subadvisers, RiverRoad Asset Management, LLC (River Road), the Subadviser was being subject to heightened surveillance.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the VP Funds. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each of the VP Funds, the performance of a benchmark index, the percentage ranking of each VP Fund among its comparison group and the net assets of each VP Fund.

The Board observed that for each of Columbia VP — Emerging Markets Fund (Emerging Markets), Columbia VP — Large Core Quantitative Fund (Large Core Quantitative), BlackRock Global Inflation-Protected Securities, Sit Dividend Growth and Victory Established Value, investment performance met expectations.

The Board observed for each of Columbia VP — Intermediate Bond Fund (Intermediate Bond) and Columbia VP — Global Bond Fund (Global Bond), investment performance was appropriate in light of the particular management style involved and the particular market environment.

For SC Value, the Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as replacement of Turner Investments, L.P., one of SC Value’s former Subadvisers, with Segall Bryant & Hamill, LLC and Snow Capital Management L.P.) had been taken to help improve the SC Value’s performance.

Additionally, the Board reviewed the performance of each of the Subadvisers and Columbia Management’s process for selecting and monitoring each Subadviser and the enhancements being implemented to the program. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser.

170	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadvisers from their Relationships with the VP Funds

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each VP Fund’s contribution to Columbia Management’s profitability. For Intermediate Bond and Large Core Quantitative, the Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL, which assisted in the Board’s analysis of the VP Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for each VP Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each VP Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of each VP Fund is no higher than the median expense ratio of funds in the same comparison universe of the VP Funds). The Board took into account that for Intermediate Bond and Large Core Quantitative, each Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below, and for BlackRock Global Inflation-Protected Securities, below the peer universe’s median expense ratio shown in the reports; and for Emerging Markets, Global Bond, SC Value, Sit Dividend Growth and Victory Established Value, each Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the VP Funds. The Board observed that the subadvisory fee level for each Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadvisers to other client accounts. The Board also reviewed fee rates charged by other comparable mutual funds employing SC Value’s Subadvisers (Denver Investment Advisors LLC and River Road) to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that the VP Funds’ investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the VP Funds receive.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the VP Funds. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the VP Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the VP Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the VP Funds grow and took note of the extent to which VP Funds’ shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as the VP Fund assets exceed various breakpoints, all of which have not been surpassed.

Semiannual Report 2015	171

COLUMBIA VARIABLE PORTFOLIO FUNDS

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

172	Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO FUNDS

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	173

Columbia Variable Portfolio Funds

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6462 AJ (8/15)

SEMIANNUAL REPORT

June 30, 2015

VARIABLE PORTFOLIO FUNDS

References to "Fund" throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:

Columbia Variable Portfolio — U.S. Equities Fund
(formerly Variable Portfolio — Columbia Wanger U.S. Equities Fund)

Variable Portfolio — American Century Diversified Bond Fund

Variable Portfolio — Columbia Wanger International Equities Fund

Variable Portfolio — DFA International Value Fund

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

Variable Portfolio — Holland Large Cap Growth Fund

Variable Portfolio — Invesco International Growth Fund

Variable Portfolio — J.P. Morgan Core Bond Fund

Variable Portfolio — Jennison Mid Cap Growth Fund

Variable Portfolio — Loomis Sayles Growth Fund

Variable Portfolio — MFS Value Fund

Variable Portfolio — Morgan Stanley Global Real Estate Fund

Variable Portfolio — NFJ Dividend Value Fund

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

Variable Portfolio — Partners Small Cap Growth Fund

Variable Portfolio — Pyramis® International Equity Fund

Variable Portfolio — TCW Core Plus Bond Fund

Variable Portfolio — Wells Fargo Short Duration Government Fund

Please remember that you may not buy (nor will you own) shares of a Fund directly. Each Fund is available through variable annuity contracts or variable life insurance policies, (collectively, Contracts) offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans (Qualified Plans). Please contact your financial advisor or insurance representative for more information.

This semiannual report may contain information on a Fund not available under your Contract or Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure document for information regarding the investment options available to you.

Pyramis® is a registered service mark of FMR LLC. Used under license.

VARIABLE PORTFOLIO FUNDS

Columbia Variable Portfolio — U.S. Equities Fund

Performance Overview	2
Portfolio Overview	3

Variable Portfolio — American Century Diversified Bond Fund

Performance Overview	4
Portfolio Overview	5

Variable Portfolio — Columbia Wanger International Equities Fund

Performance Overview	6
Portfolio Overview	7

Variable Portfolio — DFA International Value Fund

Performance Overview	9
Portfolio Overview	10

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

Performance Overview	12
Portfolio Overview	13

Variable Portfolio — Holland Large Cap Growth Fund

Performance Overview	14
Portfolio Overview	15

Variable Portfolio — Invesco International Growth Fund

Performance Overview	16
Portfolio Overview	17

Variable Portfolio — J.P. Morgan Core Bond Fund

Performance Overview	19
Portfolio Overview	20

Variable Portfolio — Jennison Mid Cap Growth Fund

Performance Overview	21
Portfolio Overview	22

Variable Portfolio — Loomis Sayles Growth Fund

Performance Overview	23
Portfolio Overview	24

Variable Portfolio — MFS Value Fund

Performance Overview	25
Portfolio Overview	26

Variable Portfolio — Morgan Stanley Global Real Estate Fund

Performance Overview	27
Portfolio Overview	28

Variable Portfolio — NFJ Dividend Value Fund

Performance Overview	30
Portfolio Overview	31

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

Performance Overview	32
Portfolio Overview	33

Variable Portfolio — Partners Small Cap Growth Fund

Performance Overview	34
Portfolio Overview	35

Variable Portfolio — Pyramis® International Equity Fund

Performance Overview	36
Portfolio Overview	37

Variable Portfolio — TCW Core Plus Bond Fund

Performance Overview	39
Portfolio Overview	40

Variable Portfolio — Wells Fargo Short Duration Government Fund

Performance Overview	41
Portfolio Overview	42
Understanding Your Fund's Expenses	43
Portfolio of Investments	50
Statement of Assets and Liabilities	225
Statement of Operations	236
Statement of Changes in Net Assets	242
Financial Highlights	260
Notes to Financial Statements	296
Interim Approval of Investment Management Services and Subadvisory Agreements	316
Approval of Investment Management Services and Subadvisory Agreements	319
Important Information About This Report	325

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Columbia Variable Portfolio — U.S. Equities Fund

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — U.S. Equities Fund (the Fund) Class 2 shares returned 3.54% for the six-month period that ended June 30, 2015.

■  The Fund underperformed its benchmark, the Russell 2000 Index, which returned 4.75% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	3.71	4.48	16.92	13.94
Class 2	05/07/10	3.54	4.20	16.65	13.66
Russell 2000 Index		4.75	6.49	17.08	15.05

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Columbia Variable Portfolio — U.S. Equities Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Helen of Troy Ltd.	0.9
Radian Group, Inc.	0.9
MGIC Investment Corp.	0.9
Deluxe Corp.	0.8
AMETEK, Inc.	0.8
Moog, Inc., Class A	0.8
Mettler-Toledo International, Inc.	0.8
Southwest Gas Corp.	0.7
American Equity Investment Life Holding Co.	0.7
SVB Financial Group	0.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	88.2
Limited Partnerships	0.3
Money Market Funds	11.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	14.8
Consumer Staples	3.6
Energy	3.7
Financials	24.6
Health Care	14.8
Industrials	16.4
Information Technology	15.1
Materials	3.3
Telecommunication Services	0.9
Utilities	2.8
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Columbia Management Investment Advisers, LLC

Alfred Alley III, CFA*

Brian Condon, CFA*

Jarl Ginsberg, CFA*

Christian Stadlinger, Ph.D., CFA*

David Hoffman*

*Effective May 2015, Mr. Alley, Mr. Condon, Mr. Ginsberg, Mr. Stadlinger and Mr. Hoffman were added as Portfolio Managers to the Fund.

Columbia Wanger Asset Management, LLC

Robert Mohn, CFA

David Frank, CFA

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — American Century Diversified Bond Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — American Century Diversified Bond Fund (the Fund) Class 2 shares returned -0.29% for the six-month period that ended June 30, 2015.

■  The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned -0.10% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	-0.23	1.89	3.34	3.64
Class 2	05/07/10	-0.29	1.64	3.10	3.40
Barclays U.S. Aggregate Bond Index		-0.10	1.86	3.35	3.64

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — American Century Diversified Bond Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2015)
Asset-Backed Securities — Non-Agency	2.4
Commercial Mortgage-Backed Securities — Agency	0.3
Commercial Mortgage-Backed Securities — Non-Agency	4.8
Corporate Bonds & Notes	30.1
Foreign Government Obligations	4.5
Money Market Funds	5.6
Municipal Bonds	1.0
Residential Mortgage-Backed Securities — Agency	21.0
Residential Mortgage-Backed Securities — Non-Agency	5.0
U.S. Government & Agency Obligations	0.7
U.S. Treasury Obligations	24.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2015)
AAA rating	55.2
AA rating	4.8
A rating	10.1
BBB rating	17.3
BB rating	6.9
B rating	2.2
CCC rating	1.1
CC rating	0.1
C rating	0.1
D rating	2.2
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

American Century Investment Management, Inc.

Robert Gahagan

Alejandro Aguilar, CFA

Jeffrey Houston, CFA

Brian Howell

G. David MacEwen

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — Columbia Wanger International Equities Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — Columbia Wanger International Equities Fund (the Fund) Class 2 shares returned 4.91% for the six-month period that ended June 30, 2015.

■  The Fund underperformed its benchmark, the S&P Global ex-U.S. Cap Range Companies Between USD500 Million to USD5 Billion Index, which returned 7.97% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	5.12	-4.65	10.72	9.69
Class 2	05/07/10	4.91	-4.91	10.44	9.43
S&P Global ex-U.S. Cap Range Companies Between USD500 Million to USD5 Billion Index		7.97	-1.52	9.91	9.20

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The S&P Global ex-U.S. Cap Range Companies Between USD500 Million to USD5 Billion Index, an unmanaged index, is a subset of the broad market selected by the index sponsor representing the mid- and small-cap developed and emerging markets, excluding the United States.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — Columbia Wanger International Equities Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Coronation Fund Managers Ltd. (South Africa)	1.4
Carnival Corp. (Canada)	1.4
Sihuan Pharmaceutical Holdings Group Ltd. (China)	1.2
Zee Entertainment Enterprises Ltd. (India)	1.1
Distribuidora Internacional de Alimentacion SA (Spain)	1.1
Spotless Group Holdings Ltd. (Australia)	1.1
SimCorp AS (Denmark)	1.1
Partners Group Holding AG (Switzerland)	1.0
Spirax-Sarco Engineering PLC (United Kingdom)	1.0
Singapore Exchange Ltd. (Singapore)	1.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2015)
Australia	3.4
Belgium	0.3
Brazil	0.9
Cambodia	0.5
Canada	4.5
Chile	0.2
China	4.5
Denmark	1.8
Egypt	0.3
Finland	1.1
France	1.8
Germany	3.2
Guatemala	0.3
Guernsey	0.2
Hong Kong	2.5
India	3.4
Indonesia	1.8
Israel	0.6
Italy	0.3
Japan	21.9
Jersey	0.4
Kazakhstan	0.1
Malaysia	0.2
Mexico	0.5
Netherlands	1.3
New Zealand	0.6

Portfolio Management

Columbia Wanger Asset Management, LLC

Louis Mendes, CFA

Christopher Olson, CFA

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

(Unaudited)

Country Breakdown (%) (continued) (at June 30, 2015)
Norway	0.4
Panama	0.4
Philippines	1.1
Singapore	3.5
South Africa	2.9
South Korea	3.9
Spain	2.1
Sweden	1.5
Switzerland	1.9
Taiwan	5.9
Thailand	1.1
United Kingdom	8.8
United States(a)	9.9
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	16.1
Consumer Staples	8.8
Energy	3.7
Financials	15.9
Health Care	6.4
Industrials	26.4
Information Technology	11.8
Materials	7.7
Telecommunication Services	2.6
Utilities	0.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — DFA International Value Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — DFA International Value Fund (the Fund) Class 2 shares returned 6.06% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its benchmark, the MSCI World ex-USA Value Index (Net), which returned 2.74% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	6.18	-6.73	6.98	4.65
Class 2	05/07/10	6.06	-6.98	6.70	4.38
MSCI World ex-USA Value Index (Net)		2.74	-8.66	8.42	7.39

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI World ex-USA Value Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets that have value characteristics. The MSCI World ex-USA Value Index (Net) consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World ex-USA Value Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — DFA International Value Fund

(Unaudited)

Portfolio Management

Dimensional Fund Advisors LP

Karen Umland, CFA

Joseph Chi, CFA

Jed Fogdall

Henry Gray

Effective August 7, 2015, Mary Phillips and Bhanu Singh were added to the Portfolio Management team.

Top Ten Holdings (%) (at June 30, 2015)
Vodafone Group PLC (United Kingdom)	3.0
HSBC Holdings PLC, ADR (United Kingdom)	1.9
BP PLC (United Kingdom)	1.8
BP PLC, ADR (United Kingdom)	1.7
Barclays Bank PLC (United Kingdom)	1.7
Daimler AG, Registered Shares (Germany)	1.7
Total SA (France)	1.7
Mitsubishi UFJ Financial Group, Inc. (Japan)	1.5
Sumitomo Mitsui Financial Group, Inc. (Japan)	1.4
Allianz SE, Registered Shares (Germany)	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW (continued)

Variable Portfolio — DFA International Value Fund

(Unaudited)

Country Breakdown (%) (at June 30, 2015)
Australia	6.3
Austria	0.1
Belgium	1.4
Canada	8.5
Denmark	1.7
Finland	0.7
France	9.4
Germany	8.0
Hong Kong	2.8
Ireland	0.2
Israel	0.4
Italy	1.4
Japan	21.3
Netherlands	1.6
New Zealand	0.1
Norway	0.6
Papua New Guinea	0.0	(a)
Portugal	0.0	(a)
Singapore	1.2
Spain	2.9
Sweden	3.1
Switzerland	8.8
United Kingdom	17.6
United States(b)	1.9
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Money Market Funds.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	11.6
Consumer Staples	3.8
Energy	14.1
Financials	36.4
Health Care	2.1
Industrials	9.9
Information Technology	2.3
Materials	12.0
Telecommunication Services	5.5
Utilities	2.3
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — Eaton Vance Floating-Rate Income Fund (the Fund) Class 2 shares returned 2.29% for the six-month period that ended June 30, 2015.

■  The Fund underperformed its benchmark, the S&P/LSTA Leveraged Loan Index, which returned 2.83% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	2.41	1.77	4.50	3.92
Class 2	05/07/10	2.29	1.53	4.26	3.50
S&P/LSTA Leveraged Loan Index		2.83	1.82	5.48	4.97

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the S&P/LSTA Leveraged Loan Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the S&P/LSTA Leveraged Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	0.1
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.0	(a)
Money Market Funds	10.3
Senior Loans	89.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at June 30, 2015)
BBB rating	1.9
BB rating	36.9
B rating	51.6
CCC rating	2.9
D rating	0.3
Not rated	6.4
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody's, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. Additionally, the Investment Manager considers the interest rate to be paid on the investment, the portfolio's exposure to a particular sector, and the relative value of the loan within the sector, among other factors.

Portfolio Management

Eaton Vance Management

Scott Page, CFA

Craig Russ

Andrew Sveen, CFA

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — Holland Large Cap Growth Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — Holland Large Cap Growth Fund (the Fund) Class 2 shares returned 4.08% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its benchmark, the Russell 1000 Growth Index, which returned 3.96% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	4.25	7.36	15.75	13.73
Class 2	05/07/10	4.08	7.11	15.45	13.44
Russell 1000 Growth Index		3.96	10.56	18.59	16.41

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — Holland Large Cap Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Visa, Inc., Class A	4.8
Apple, Inc.	4.6
Adobe Systems, Inc.	3.7
Amazon.com, Inc.	3.6
Priceline Group, Inc. (The)	3.6
Gilead Sciences, Inc.	3.5
Citrix Systems, Inc.	3.5
Google, Inc., Class C	3.5
QUALCOMM, Inc.	3.5
Cisco Systems, Inc.	3.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	98.9
Money Market Funds	1.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	22.2
Consumer Staples	11.5
Energy	1.7
Financials	3.8
Health Care	14.7
Industrials	12.8
Information Technology	32.0
Materials	1.3
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Holland Capital Management LLC

Monica Walker

Carl Bhathena

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — Invesco International Growth Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — Invesco International Growth Fund (the Fund) Class 2 shares returned 3.29% for the six-month period that ended June 30, 2015.

■  The Fund underperformed its benchmark, the MSCI EAFE Growth Index (Net), which returned 6.91% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	3.41	-2.44	10.34	8.98
Class 2	05/07/10	3.29	-2.71	10.07	8.70
MSCI EAFE Growth Index (Net)		6.91	-1.33	10.09	9.42

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI EAFE Growth Index (Net), an unmanaged index, is compiled from a composite of securities markets in Europe, Australasia and the Far East. The index represents the growth half of the market capitalizations of each country index, determined by price/book value, from the standard MSCI country indices. The index covers the full range of developed, emerging and MSCI All Country indices, including free indices where applicable. The Country Growth indices are aggregated into regional Growth indices to create the composite.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Growth Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — Invesco International Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Sky PLC (United Kingdom)	3.5
Teva Pharmaceutical Industries Ltd., ADR (Israel)	2.6
WPP PLC (United Kingdom)	2.6
CK Hutchison Holdings Ltd. (Hong Kong)	2.3
British American Tobacco PLC (United Kingdom)	2.3
RELX PLC (United Kingdom)	2.3
Publicis Groupe SA (France)	2.1
Avago Technologies Ltd. (Singapore)	2.0
Japan Tobacco, Inc. (Japan)	1.9
Deutsche Boerse AG (Germany)	1.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Invesco Advisers, Inc.

Clas Olsson

Brent Bates, CFA

Matthew Dennis, CFA

Mark Jason, CFA

Richard Nield, CFA

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW (continued)

Variable Portfolio — Invesco International Growth Fund

(Unaudited)

Country Breakdown (%) (at June 30, 2015)
Australia	4.1
Belgium	1.2
Brazil	3.9
Canada	7.0
China	4.5
Denmark	2.7
France	3.2
Germany	7.2
Hong Kong	3.2
Israel	2.4
Japan	6.8
Mexico	2.2
Netherlands	1.1
Singapore	3.4
South Korea	1.7
Spain	1.0
Sweden	3.3
Switzerland	9.0
Taiwan	1.5
Thailand	1.6
Turkey	0.9
United Kingdom	19.7
United States(a)	8.4
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	25.0
Consumer Staples	9.9
Energy	5.0
Financials	22.0
Health Care	8.6
Industrials	9.9
Information Technology	15.3
Materials	3.6
Utilities	0.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — J.P. Morgan Core Bond Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — J.P. Morgan Core Bond Fund (the Fund) Class 2 shares returned 0.26% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned -0.10% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	0.42	2.19	3.29	3.67
Class 2	05/07/10	0.26	1.95	3.04	3.41
Barclays U.S. Aggregate Bond Index		-0.10	1.86	3.35	3.64

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — J.P. Morgan Core Bond Fund

(Unaudited)

Portfolio Management

J.P. Morgan Investment Management Inc.

Douglas Swanson

Christopher Nauseda

Peter Simons, CFA

Portfolio Breakdown (%) (at June 30, 2015)
Asset-Backed Securities — Non-Agency	8.3
Commercial Mortgage-Backed Securities — Agency	11.3
Commercial Mortgage-Backed Securities — Non-Agency	2.6
Corporate Bonds & Notes	16.2
Foreign Government Obligations	1.6
Inflation-Indexed Bonds	0.1
Money Market Funds	10.7
Municipal Bonds	0.2
Residential Mortgage-Backed Securities — Agency	18.1
Residential Mortgage-Backed Securities — Non-Agency	4.7
U.S. Government & Agency Obligations	3.8
U.S. Treasury Obligations	22.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2015)
AAA rating	68.6
AA rating	3.8
A rating	10.5
BBB rating	9.9
BB rating	0.8
B rating	0.4
CCC rating	0.1
D rating	0.0	(a)
Not rated	5.9
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

(a) Rounds to zero.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — Jennison Mid Cap Growth Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — Jennison Mid Cap Growth Fund (the Fund) Class 2 shares returned 4.50% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its benchmark, the Russell Midcap Growth Index, which returned 4.18% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	4.66	10.26	16.39	14.17
Class 2	05/07/10	4.50	9.92	16.09	13.85
Russell Midcap Growth Index		4.18	9.45	18.69	16.77

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — Jennison Mid Cap Growth Fund

(Unaudited)

Portfolio Management

Jennison Associates LLC

John Mullman, CFA

Jeffrey Rabinowitz, CFA

Top Ten Holdings (%) (at June 30, 2015)
SBA Communications Corp., Class A	2.8
Electronic Arts, Inc.	2.2
Vantiv, Inc., Class A	2.2
Dollar Tree, Inc.	2.1
Roper Technologies, Inc.	2.0
Red Hat, Inc.	2.0
Crown Castle International Corp.	1.9
Hain Celestial Group, Inc. (The)	1.9
Amphenol Corp., Class A	1.8
Henry Schein, Inc.	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	97.6
Money Market Funds	2.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	20.4
Consumer Staples	7.0
Energy	2.5
Financials	9.7
Health Care	16.0
Industrials	14.8
Information Technology	22.2
Materials	3.6
Telecommunication Services	2.8
Utilities	1.0
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — Loomis Sayles Growth Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — Loomis Sayles Growth Fund (the Fund) Class 2 shares returned 2.75% for the six-month period that ended June 30, 2015.

■  The Fund underperformed its benchmark, the Russell 1000 Growth Index, which returned 3.96% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	2.93	9.47	16.60	13.64
Class 2	05/07/10	2.75	9.23	16.32	13.35
Russell 1000 Growth Index		3.96	10.56	18.59	16.41

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — Loomis Sayles Growth Fund

(Unaudited)

Portfolio Management

Loomis, Sayles & Company, L.P.

Aziz Hamzaogullari, CFA

Top Ten Holdings (%) (at June 30, 2015)
Amazon.com, Inc.	6.2
Facebook, Inc., Class A	5.8
Cisco Systems, Inc.	5.4
Visa, Inc., Class A	4.9
Oracle Corp.	4.7
Monster Beverage Corp.	4.5
Novo Nordisk A/S, ADR	3.8
Danone SA, ADR	3.8
SEI Investments Co.	3.6
QUALCOMM, Inc.	3.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	99.4
Money Market Funds	0.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	10.2
Consumer Staples	17.1
Energy	2.8
Financials	5.2
Health Care	15.2
Industrials	6.0
Information Technology	43.5
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — MFS Value Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — MFS Value Fund (the Fund) Class 2 shares returned 1.02% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its benchmark, the Russell 1000 Value Index, which returned -0.61% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	1.12	6.58	16.20	13.23
Class 2	05/07/10	1.02	6.36	15.92	12.96
Russell 1000 Value Index		-0.61	4.13	16.50	14.35

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — MFS Value Fund

(Unaudited)

Portfolio Management

Massachusetts Financial Services Company

Nevin Chitkara

Steven Gorham

Top Ten Holdings (%) (at June 30, 2015)
JPMorgan Chase & Co.	4.8
Wells Fargo & Co.	3.4
Johnson & Johnson	3.3
Philip Morris International, Inc.	3.1
Pfizer, Inc.	2.9
Accenture PLC, Class A	2.6
Honeywell International, Inc.	2.2
Goldman Sachs Group, Inc. (The)	2.1
CVS Health Corp.	2.0
United Technologies Corp.	2.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	98.8
Convertible Preferred Stocks	0.1
Money Market Funds	1.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	10.2
Consumer Staples	12.4
Energy	5.2
Financials	27.4
Health Care	14.3
Industrials	16.8
Information Technology	7.7
Materials	2.7
Telecommunication Services	2.6
Utilities	0.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — Morgan Stanley Global Real Estate Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — Morgan Stanley Global Real Estate Fund (the Fund) Class 2 shares returned -2.17% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its benchmark, the FTSE EPRA/NAREIT Global Developed Real Estate Index, which returned -2.78% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	-2.16	0.42	11.47	9.57
Class 2	05/07/10	-2.17	0.25	11.22	9.31
FTSE EPRA/NAREIT Global Developed Real Estate Index		-2.78	0.41	12.37	11.33

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The FTSE EPRA/NAREIT Global Developed Real Estate Index is a global free float-adjusted market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — Morgan Stanley Global Real Estate Fund

(Unaudited)

Portfolio Management

Morgan Stanley Investment Management Inc.

Theodore Bigman

Michiel te Paske

Sven van Kemenade

Angeline Ho

Bill Grant

Desmond Foong, CFA*

*Effective May 2015, Mr. Foong was added as a Portfolio Manager to the Fund.

Top Ten Holdings (%) (at June 30, 2015)
Simon Property Group, Inc. (United States)	6.4
Equity Residential (United States)	4.3
Vornado Realty Trust (United States)	3.5
Sun Hung Kai Properties Ltd. (Hong Kong)	3.5
Host Hotels & Resorts, Inc. (United States)	3.2
AvalonBay Communities, Inc. (United States)	3.1
Mitsubishi Estate Co., Ltd. (Japan)	2.9
Mitsui Fudosan Co., Ltd. (Japan)	2.9
Public Storage (United States)	2.7
Boston Properties, Inc. (United States)	2.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2015)
Australia	5.4
Austria	0.0	(a)
Brazil	0.5
Canada	2.2
China	0.0	(a)
Finland	0.5
France	2.8
Germany	1.4
Hong Kong	11.4
Ireland	0.2
Italy	0.1
Japan	11.0
Netherlands	0.6
Norway	0.3
Singapore	2.0
Sweden	0.9
Switzerland	0.8
United Kingdom	7.6
United States(b)	52.3
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Money Market Funds.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW (continued)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

(Unaudited)

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	2.3
Financials	97.6
Health Care	0.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Equity Sub-Industry Breakdown (%) (at June 30, 2015)
Financials	97.6
Diversified REITs	8.8
Health Care REITs	3.2
Hotel & Resort REITs	4.1
Industrial REITs	3.0
Office REITs	13.2
Residentials REITs	11.7
Retail REITs	24.4
Specialized REITs	2.9
Diversified Real Estate Activities	14.6
Real Estate Development	0.6
Real Estate Operating Companies	11.1

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — NFJ Dividend Value Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — NFJ Dividend Value Fund (the Fund) Class 2 shares returned -1.68% for the six-month period that ended June 30, 2015.

■  The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned -0.61% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	-1.50	-0.65	14.98	12.59
Class 2	05/07/10	-1.68	-0.93	14.71	12.30
Russell 1000 Value Index		-0.61	4.13	16.50	14.35

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — NFJ Dividend Value Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Ford Motor Co.	4.4
AT&T, Inc.	4.3
Royal Dutch Shell PLC, ADR, Class A	4.2
JPMorgan Chase & Co.	4.2
Total SA, ADR	4.1
MetLife, Inc.	4.1
Wells Fargo & Co.	4.1
Valero Energy Corp.	2.5
Travelers Companies, Inc. (The)	2.3
Sasol Ltd., ADR	2.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	97.4
Money Market Funds	2.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	8.5
Consumer Staples	2.1
Energy	15.1
Financials	28.6
Health Care	13.8
Industrials	6.1
Information Technology	11.4
Materials	4.1
Telecommunication Services	6.4
Utilities	3.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

NFJ Investment Group LLC

Benno Fischer, CFA

Paul Magnuson

R. Burns McKinney, CFA

Thomas Oliver, CFA, CPA

L. Baxter Hines, CFA

Jeff Reed, CFA

Morley Campbell, CFA

John Mowrey, CFA

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — Nuveen Winslow Large Cap Growth Fund (the Fund) Class 2 shares returned 4.04% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its benchmark, the Russell 1000 Growth Index, which returned 3.96% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	4.20	11.68	17.89	14.81
Class 2	05/07/10	4.04	11.43	17.60	14.51
Russell 1000 Growth Index		3.96	10.56	18.59	16.41

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Apple, Inc.	5.4
Visa, Inc., Class A	4.0
Facebook, Inc., Class A	3.3
Nike, Inc., Class B	2.7
Celgene Corp.	2.6
Amazon.com, Inc.	2.5
Adobe Systems, Inc.	2.4
Priceline Group, Inc. (The)	2.2
MasterCard, Inc., Class A	2.1
Walt Disney Co. (The)	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	98.3
Money Market Funds	1.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	22.0
Consumer Staples	3.0
Energy	0.8
Financials	5.0
Health Care	20.5
Industrials	5.2
Information Technology	36.7
Materials	5.2
Telecommunication Services	1.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Winslow Capital Management, LLC

Justin Kelly, CFA

Patrick Burton, CFA

Clark Winslow

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — Partners Small Cap Growth Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — Partners Small Cap Growth Fund (the Fund) Class 2 shares returned 9.09% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its benchmark, the Russell 2000 Growth Index, which returned 8.74% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	9.26	11.27	17.22	14.35
Class 2	05/07/10	9.09	10.94	16.94	14.06
Russell 2000 Growth Index		8.74	12.34	19.33	17.61

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — Partners Small Cap Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Acadia Healthcare Co., Inc.	2.3
Service Corp. International	2.2
NewMarket Corp.	2.1
Proofpoint, Inc.	1.9
Orbital ATK, Inc.	1.7
Tenet Healthcare Corp.	1.6
MarkeTaxess Holdings, Inc.	1.6
Tempur Sealy International, Inc.	1.4
G-III Apparel Group Ltd.	1.4
Olin Corp.	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	96.3
Money Market Funds	3.7
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	20.5
Consumer Staples	1.5
Energy	4.2
Financials	12.0
Health Care	22.1
Industrials	11.6
Information Technology	22.1
Materials	5.9
Telecommunication Services	0.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Palisade Capital Management, L.L.C.

Sammy Oh

The London Company of Virginia

Stephen Goddard, CFA

Jonathan Moody, CFA

J. Brian Campbell, CFA

Mark DeVaul, CFA, CPA

Wells Capital Management Incorporated

Joseph Eberhardy, CFA, CPA

Thomas Ognar, CFA

Bruce Olson, CFA

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — Pyramis® International Equity Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — Pyramis® International Equity Fund (the Fund) Class 2 shares returned 7.50% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its benchmark, the MSCI EAFE Index (Net), which returned 5.52% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	7.60	-2.63	10.07	8.15
Class 2	05/07/10	7.50	-2.91	9.80	7.86
MSCI EAFE Index (Net)		5.52	-4.22	9.54	8.69

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — Pyramis® International Equity Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Roche Holding AG, Genusschein Shares (Switzerland)	1.9
Toyota Motor Corp. (Japan)	1.8
Novartis AG, Registered Shares (Switzerland)	1.8
Total SA (France)	1.5
Nestlé SA, Registered Shares (Switzerland)	1.5
Mitsubishi UFJ Financial Group, Inc. (Japan)	1.4
Lloyds Banking Group PLC (United Kingdom)	1.3
Anheuser-Busch InBev NV (Belgium)	1.2
Royal Dutch Shell PLC, Class A (United Kingdom)	1.2
Bayer AG, Registered Shares (Germany)	1.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2015)
Australia	5.6
Austria	0.2
Belgium	1.7
Denmark	1.8
Finland	0.6
France	9.7
Germany	7.1
Hong Kong	3.5
Ireland	1.1
Israel	1.0
Italy	2.9
Japan	21.6
Luxembourg	0.7
Netherlands	2.1
Norway	0.8
Singapore	1.3
Spain	2.4
Sweden	3.6
Switzerland	8.5
United Kingdom	18.3
United States(a)	5.5
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Pyramis Global Advisors, LLC

Cesar Hernandez, CFA

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW (continued)

Variable Portfolio — Pyramis® International Equity Fund

(Unaudited)

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	13.5
Consumer Staples	10.9
Energy	5.1
Financials	26.8
Health Care	12.2
Industrials	11.7
Information Technology	4.3
Materials	6.8
Telecommunication Services	6.6
Utilities	2.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — TCW Core Plus Bond Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — TCW Core Plus Bond Fund (the Fund) Class 2 shares returned -0.15% for the six-month period that ended June 30, 2015.

■  The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned -0.10% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	-0.10	1.65	2.34	2.76
Class 2	05/07/10	-0.15	1.40	2.11	2.52
Barclays U.S. Aggregate Bond Index		-0.10	1.86	3.35	3.64

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — TCW Core Plus Bond Fund

(Unaudited)

Portfolio Management

TCW Investment Management Company

Tad Rivelle

Laird Landmann

Stephen Kane, CFA

Bryan Whalen, CFA

Portfolio Breakdown (%) (at June 30, 2015)
Asset-Backed Securities — Non-Agency	7.6
Commercial Mortgage-Backed Securities — Agency	4.8
Commercial Mortgage-Backed Securities — Non-Agency	4.1
Corporate Bonds & Notes	15.3
Foreign Government Obligations	0.6
Inflation-Indexed Bonds	3.0
Money Market Funds	14.9
Municipal Bonds	0.6
Residential Mortgage-Backed Securities — Agency	20.8
Residential Mortgage-Backed Securities — Non-Agency	6.5
Senior Loans	0.4
Treasury Bills	0.0	(a)
U.S. Government & Agency Obligations	1.0
U.S. Treasury Obligations	20.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at June 30, 2015)
AAA rating	68.1
AA rating	2.9
A rating	6.5
BBB rating	10.3
BB rating	4.6
B rating	1.7
CCC rating	1.5
CC rating	1.0
D rating	1.1
Not rated	2.3
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — Wells Fargo Short Duration Government Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — Wells Fargo Short Duration Government Fund (the Fund) Class 2 shares returned 0.47% for the six-month period that ended June 30, 2015.

■  The Fund underperformed its benchmark, the Barclays U.S. 1-3 Year Government Bond Index, which returned 0.69% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	0.62	0.92	1.35	1.45
Class 2	05/07/10	0.47	0.67	1.10	1.19
Barclays U.S. 1-3 Year Government Bond Index		0.69	0.91	0.85	0.96

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. 1-3 Year Government Bond Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — Wells Fargo Short Duration Government Fund

(Unaudited)

Portfolio Management

Wells Capital Management Incorporated

Thomas O'Connor, CFA

Troy Ludgood

Portfolio Breakdown (%) (at June 30, 2015)
Asset-Backed Securities — Non-Agency	10.4
Commercial Mortgage-Backed Securities — Agency	2.9
Commercial Mortgage-Backed Securities — Non-Agency	5.0
Corporate Bonds & Notes	2.1
Money Market Funds	2.9
Residential Mortgage-Backed Securities — Agency	39.9
Residential Mortgage-Backed Securities — Non-Agency	1.5
U.S. Government & Agency Obligations	4.1
U.S. Treasury Obligations	31.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2015)
AAA rating	100.0
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating of Moody's, S&P or Fitch, whichever rating agency rates the security highest. When ratings are available from only two rating agencies, the higher of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

Columbia Variable Portfolio — U.S. Equities Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,037.10	1,020.03	4.85	4.81	0.96
Class 2	1,000.00	1,000.00	1,035.40	1,018.79	6.11	6.06	1.21

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Variable Portfolio — American Century Diversified Bond Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	997.70	1,022.02	2.77	2.81	0.56
Class 2	1,000.00	1,000.00	997.10	1,020.78	4.01	4.06	0.81

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — Columbia Wanger International Equities Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,051.20	1,019.39	5.54	5.46	1.09
Class 2	1,000.00	1,000.00	1,049.10	1,018.10	6.86	6.76	1.35

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Variable Portfolio — DFA International Value Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,061.80	1,019.93	5.01	4.91	0.98
Class 2	1,000.00	1,000.00	1,060.60	1,018.65	6.34	6.21	1.24

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,024.10	1,021.08	3.76	3.76	0.75
Class 2	1,000.00	1,000.00	1,022.90	1,019.84	5.02	5.01	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — Holland Large Cap Growth Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,042.50	1,021.03	3.85	3.81	0.76
Class 2	1,000.00	1,000.00	1,040.80	1,019.79	5.11	5.06	1.01

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Variable Portfolio — Invesco International Growth Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,034.10	1,019.98	4.89	4.86	0.97
Class 2	1,000.00	1,000.00	1,032.90	1,018.70	6.20	6.16	1.23

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Variable Portfolio — J.P. Morgan Core Bond Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,004.20	1,022.02	2.78	2.81	0.56
Class 2	1,000.00	1,000.00	1,002.60	1,020.78	4.02	4.06	0.81

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — Jennison Mid Cap Growth Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,046.60	1,020.43	4.47	4.41	0.88
Class 2	1,000.00	1,000.00	1,045.00	1,019.19	5.73	5.66	1.13

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — Loomis Sayles Growth Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,029.30	1,021.03	3.82	3.81	0.76
Class 2	1,000.00	1,000.00	1,027.50	1,019.79	5.08	5.06	1.01

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Variable Portfolio — MFS Value Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,011.20	1,021.22	3.59	3.61	0.72
Class 2	1,000.00	1,000.00	1,010.20	1,019.93	4.88	4.91	0.98

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Variable Portfolio — Morgan Stanley Global Real Estate Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	978.40	1,019.84	4.91	5.01	1.00
Class 2	1,000.00	1,000.00	978.30	1,018.60	6.13	6.26	1.25

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — NFJ Dividend Value Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	985.00	1,021.12	3.64	3.71	0.74
Class 2	1,000.00	1,000.00	983.20	1,019.89	4.87	4.96	0.99

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,042.00	1,021.03	3.85	3.81	0.76
Class 2	1,000.00	1,000.00	1,040.40	1,019.79	5.11	5.06	1.01

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Variable Portfolio — Partners Small Cap Growth Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,092.60	1,020.03	4.98	4.81	0.96
Class 2	1,000.00	1,000.00	1,090.90	1,018.79	6.27	6.06	1.21

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — Pyramis® International Equity Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,076.00	1,019.93	5.04	4.91	0.98
Class 2	1,000.00	1,000.00	1,075.00	1,018.70	6.33	6.16	1.23

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Variable Portfolio — TCW Core Plus Bond Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	999.00	1,021.97	2.83	2.86	0.57
Class 2	1,000.00	1,000.00	998.50	1,020.73	4.06	4.11	0.82

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — Wells Fargo Short Duration Government Fund

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,006.20	1,021.87	2.93	2.96	0.59
Class 2	1,000.00	1,000.00	1,004.70	1,020.58	4.22	4.26	0.85

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Columbia Variable Portfolio — U.S. Equities Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 93.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 13.9%
Auto Components 2.3%
American Axle & Manufacturing Holdings, Inc.(a)	110,800	2,316,828
Cooper Tire & Rubber Co.	173,150	5,857,664
Dana Holding Corp.	307,024	6,318,554
Dorman Products, Inc.(a)	42,000	2,001,720
Drew Industries, Inc.	110,000	6,382,200
Gentex Corp.	92,000	1,510,640
Gentherm, Inc.(a)	9,000	494,190
Motorcar Parts of America, Inc.(a)	61,000	1,835,490
Tenneco, Inc.(a)	60,100	3,452,144
Total		30,169,430
Distributors 0.3%
Pool Corp.	56,000	3,930,080
Diversified Consumer Services 0.7%
Capella Education Co.	65,700	3,526,119
Houghton Mifflin Harcourt Co.(a)	117,400	2,958,480
Nord Anglia Education, Inc.	120,500	2,954,660
Total		9,439,259
Hotels, Restaurants & Leisure 3.5%
Bloomin' Brands, Inc.	65,600	1,400,560
Choice Hotels International, Inc.	47,000	2,549,750
Cracker Barrel Old Country Store, Inc.	47,125	7,029,165
Dave & Buster's Entertainment, Inc.	54,000	1,948,860
Denny's Corp.(a)	162,929	1,891,606
DineEquity, Inc.	47,019	4,659,113
Fiesta Restaurant Group, Inc.(a)	67,000	3,350,000
Jack in the Box, Inc.	81,160	7,155,066
Marriott Vacations Worldwide Corp.	76,750	7,041,812
Papa John's International, Inc.	41,000	3,100,010
Penn National Gaming, Inc.	100,000	1,835,000
Red Robin Gourmet Burgers, Inc.(a)	28,500	2,445,870
Ruth's Hospitality Group, Inc.	67,110	1,081,813
Vail Resorts, Inc.	6,200	677,040
Total		46,165,665
Household Durables 1.6%
Cavco Industries, Inc.(a)	65,000	4,903,600
D.R. Horton, Inc.	122,900	3,362,544

Common Stocks (continued)

Issuer	Shares	Value ($)
Helen of Troy Ltd.	114,110	11,124,584
KB Home	124,000	2,058,400
Total		21,449,128
Internet & Catalog Retail 1.0%
1-800-Flowers.com, Inc., Class A	437,357	4,574,754
Blue Nile, Inc.(a)	21,000	638,190
Lands' End, Inc.(a)	200,770	4,985,119
Overstock.com, Inc.	70,514	1,589,386
PetMed Express, Inc.	81,150	1,401,461
Zulily, Inc., Class A(a)	56,386	735,273
Total		13,924,183
Leisure Products 0.5%
Arctic Cat, Inc.	25,535	848,017
Performance Sports Group Ltd.(a)	87,210	1,569,780
Sturm Ruger & Co., Inc.	86,071	4,944,779
Total		7,362,576
Media 0.8%
Eros International PLC(a)	132,730	3,334,178
Media General, Inc.(a)	110,600	1,827,112
Nexstar Broadcasting Group, Inc., Class A	71,210	3,987,760
Sinclair Broadcast Group, Inc., Class A	49,200	1,373,172
Total		10,522,222
Multiline Retail 0.3%
JCPenney Co., Inc.(a)	401,700	3,402,399
Specialty Retail 2.5%
American Eagle Outfitters, Inc.	149,000	2,565,780
Best Buy Co., Inc.	106,700	3,479,487
Buckle, Inc. (The)	67,280	3,079,406
Build-A-Bear Workshop, Inc.	133,281	2,131,163
Cato Corp. (The), Class A	144,056	5,583,610
Citi Trends, Inc.(a)	43,564	1,054,249
Hibbett Sports, Inc.	60,010	2,795,266
Lumber Liquidators Holdings, Inc.(a)	21,000	434,910
Outerwall, Inc.	80,730	6,144,360
Party City Holdco, Inc.(a)	124,100	2,515,507
Select Comfort Corp.(a)	67,000	2,014,690
TravelCenters of America LLC	150,200	2,230,470
Total		34,028,898

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio — U.S. Equities Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.4%
Fossil Group, Inc.(a)	21,000	1,456,560
Perry Ellis International, Inc.	53,004	1,259,905
Vera Bradley, Inc.	201,510	2,271,018
Total		4,987,483
Total Consumer Discretionary		185,381,323
CONSUMER STAPLES 3.4%
Food & Staples Retailing 1.7%
Casey's General Stores, Inc.	32,000	3,063,680
Fresh Market, Inc. (The)(a)	112,900	3,628,606
Ingles Markets, Inc., Class A	60,010	2,866,678
Rite Aid Corp.	430,100	3,591,335
SUPERVALU, Inc.	738,930	5,977,943
United Natural Foods, Inc.(a)	57,200	3,642,496
Total		22,770,738
Food Products 1.1%
Cal-Maine Foods, Inc.	122,550	6,397,110
Sanderson Farms, Inc.	78,740	5,918,099
TreeHouse Foods, Inc.	24,444	1,980,697
Total		14,295,906
Personal Products 0.6%
Nu Skin Enterprises, Inc., Class A	37,400	1,762,662
Usana Health Sciences, Inc.	42,360	5,788,918
Total		7,551,580
Total Consumer Staples		44,618,224
ENERGY 3.4%
Energy Equipment & Services 1.4%
C&J Energy Services Ltd.	75,100	991,320
Core Laboratories NV	9,400	1,071,976
Helix Energy Solutions Group, Inc.	4,092	51,682
Hornbeck Offshore Services, Inc.(a)	30,000	615,900
Newpark Resources, Inc.	353,290	2,872,248
Oil States International, Inc.	82,043	3,054,461
Patterson-UTI Energy, Inc.	150,200	2,826,013
Pioneer Energy Services Corp.	190,000	1,204,600
SEACOR Holdings, Inc.(a)	31,965	2,267,597
ShawCor Ltd.	57,994	1,698,959
Weatherford International PLC(a)	221,200	2,714,124
Total		19,368,880

Common Stocks (continued)

Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 2.0%
Aegean Marine Petroleum Network, Inc.	136,600	1,688,376
Carrizo Oil & Gas, Inc.(a)	30,000	1,477,200
Delek U.S. Holdings, Inc.	83,300	3,067,106
Gulfport Energy Corp.(a)	17,200	692,300
Jones Energy, Inc., Class A(a)	84,000	760,200
Matador Resources Co.(a)	102,400	2,560,000
Pacific Ethanol, Inc.	540,810	5,581,159
PDC Energy, Inc.(a)	30,100	1,614,564
REX American Resources Corp.	73,637	4,686,259
SM Energy Co.	27,000	1,245,240
Westmoreland Coal Co.	150,989	3,137,551
Total		26,509,955
Total Energy		45,878,835
FINANCIALS 22.8%
Banks 6.3%
Associated Banc-Corp.	222,000	4,499,940
Banco Latinoamericano de Comercio Exterior SA, Class E	175,840	5,658,531
Berkshire Hills Bancorp, Inc.	108,686	3,095,377
Central Pacific Financial Corp.	199,406	4,735,892
Comerica, Inc.	76,500	3,925,980
Customers Bancorp, Inc.	246,856	6,637,958
East West Bancorp, Inc.	101,000	4,526,820
First BanCorp	668,700	3,223,134
First Busey Corp.	320,000	2,102,400
First NBC Bank Holding Co.(a)	101,599	3,657,564
Hancock Holding Co.	58,000	1,850,780
Huntington Bancshares, Inc.	375,600	4,248,036
International Bancshares Corp.	139,241	3,741,406
Lakeland Financial Corp.	121,800	5,282,466
MB Financial, Inc.	82,000	2,824,080
OFG Bancorp	285,880	3,050,340
SVB Financial Group(a)	61,400	8,840,372
Texas Capital Bancshares, Inc.(a)	54,000	3,360,960
Umpqua Holdings Corp.	218,500	3,930,815
Zions Bancorporation	145,500	4,617,443
Total		83,810,294

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio — U.S. Equities Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Capital Markets 1.7%
Affiliated Managers Group, Inc.(a)	14,700	3,213,420
Arlington Asset Investment Corp., Class A	196,510	3,843,736
BGC Partners, Inc., Class A	313,570	2,743,737
E*TRADE Financial Corp.(a)	94,200	2,821,290
Eaton Vance Corp.	44,080	1,724,850
Investment Technology Group, Inc.	31,000	768,800
Piper Jaffray Companies	27,400	1,195,736
SEI Investments Co.	80,100	3,927,303
Virtu Financial, Inc. Class A	104,000	2,441,920
Total		22,680,792
Consumer Finance 0.8%
Credit Acceptance Corp.	7,615	1,874,661
Nelnet, Inc., Class A	103,452	4,480,506
World Acceptance Corp.(a)	66,360	4,081,803
Total		10,436,970
Diversified Financial Services 0.2%
Leucadia National Corp.	55,000	1,335,400
Marlin Business Services Corp.	86,393	1,458,314
Total		2,793,714
Insurance 3.6%
Allied World Assurance Co. Holdings AG	36,000	1,555,920
American Equity Investment Life Holding Co.	344,570	9,296,499
Amtrust Financial Services, Inc.	92,780	6,078,018
Assured Guaranty Ltd.	157,000	3,766,430
CNO Financial Group, Inc.	163,400	2,998,390
Employers Holdings, Inc.	31,500	717,570
Enstar Group Ltd.	20,753	3,215,677
Fidelity & Guaranty Life	30,200	713,626
FNF Group	82,500	3,051,675
Hartford Financial Services Group, Inc. (The)	86,000	3,575,020
Heritage Insurance Holdings, Inc.(a)	164,605	3,784,269
Maiden Holdings Ltd.	294,946	4,654,248
Patriot National, Inc.(a)	128,385	2,054,160
XL Group PLC	92,800	3,452,160
Total		48,913,662

Common Stocks (continued)

Issuer	Shares	Value ($)
Real Estate Investment Trusts (REITs) 7.2%
AG Mortgage Investment Trust, Inc.	252,264	4,359,122
Alexandria Real Estate Equities, Inc.	33,200	2,903,672
American Assets Trust, Inc.	84,700	3,321,087
Apollo Residential Mortgage, Inc.	97,160	1,427,280
Coresite Realty Corp.	110,041	5,000,263
CubeSmart	138,000	3,196,080
CyrusOne, Inc.	192,575	5,671,334
CYS Investments, Inc.	329,352	2,545,891
DuPont Fabros Technology, Inc.	174,741	5,146,123
Education Realty Trust, Inc.	52,666	1,651,606
Extra Space Storage, Inc.	85,000	5,543,700
Geo Group, Inc. (The)	116,350	3,974,516
Highwoods Properties, Inc.	75,100	3,000,245
Kilroy Realty Corp.	49,200	3,303,780
LaSalle Hotel Properties	180,090	6,385,991
Pebblebrook Hotel Trust	139,146	5,966,581
QTS Realty Trust Inc., Class A	92,800	3,382,560
RLJ Lodging Trust	185,642	5,528,419
Ryman Hospitality Properties, Inc.	107,075	5,686,753
Strategic Hotels & Resorts, Inc.	503,252	6,099,414
Summit Hotel Properties, Inc.	443,120	5,764,991
Sunstone Hotel Investors, Inc.	222,510	3,339,875
Tanger Factory Outlet Centers, Inc.	75,100	2,380,670
Western Asset Mortgage Capital Corp.	25,900	382,543
Total		95,962,496
Thrifts & Mortgage Finance 3.0%
EverBank Financial Corp.	211,700	4,159,905
Flagstar Bancorp, Inc.	135,000	2,494,800
HomeStreet, Inc.(a)	90,973	2,076,004
MGIC Investment Corp.	946,300	10,768,894
Radian Group, Inc.	592,060	11,107,045
TrustCo Bank Corp.	474,200	3,333,626
Walker & Dunlop, Inc.	235,690	6,302,351
Total		40,242,625
Total Financials		304,840,553

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio — U.S. Equities Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
HEALTH CARE 13.9%
Biotechnology 4.9%
Agios Pharmaceuticals, Inc.(a)	10,000	1,111,400
Alder Biopharmaceuticals, Inc.	76,190	4,035,784
AMAG Pharmaceuticals, Inc.(a)	42,610	2,942,647
Arena Pharmaceuticals, Inc.(a)	499,050	2,315,592
Arrowhead Research Corp.(a)	285,281	2,039,759
Celldex Therapeutics, Inc.(a)	146,750	3,701,035
Cepheid(a)	103,200	6,310,680
Clovis Oncology, Inc.(a)	25,620	2,251,486
Curis, Inc.(a)	421,697	1,395,817
Dyax Corp.(a)	73,040	1,935,560
Dynavax Technologies Corp.(a)	144,305	3,380,345
Insmed, Inc.(a)	59,580	1,454,944
Intercept Pharmaceuticals, Inc.(a)	4,000	965,520
Keryx Biopharmaceuticals, Inc.(a)	49,700	496,006
Kite Pharma, Inc.	24,240	1,477,913
Merrimack Pharmaceuticals, Inc.(a)	108,550	1,342,221
Neurocrine Biosciences, Inc.(a)	36,770	1,756,135
Novavax, Inc.(a)	474,180	5,282,365
Portola Pharmaceuticals, Inc.	43,519	1,982,290
PTC Therapeutics, Inc.(a)	14,900	717,137
Receptos, Inc.(a)	9,665	1,836,833
Regulus Therapeutics, Inc.(a)	72,300	792,408
Sarepta Therapeutics, Inc.(a)	71,000	2,160,530
Seattle Genetics, Inc.(a)	45,000	2,178,000
Spark Therapeutics, Inc.(a)	35,200	2,121,504
TESARO, Inc.(a)	44,280	2,603,221
Ultragenyx Pharmaceutical, Inc.(a)	68,956	7,060,405
Total		65,647,537
Health Care Equipment & Supplies 2.5%
Abaxis, Inc.	17,000	875,160
Analogic Corp.	45,100	3,558,390
Globus Medical, Inc., Class A	150,000	3,850,500
Greatbatch, Inc.(a)	104,768	5,649,091
Merit Medical Systems, Inc.	269,124	5,796,931
Natus Medical, Inc.(a)	67,270	2,863,011
Orthofix International NV(a)	104,991	3,477,302
Sirona Dental Systems, Inc.(a)	15,000	1,506,300

Common Stocks (continued)

Issuer	Shares	Value ($)
Teleflex, Inc.	31,400	4,253,130
Wright Medical Group, Inc.(a)	57,900	1,520,454
Total		33,350,269
Health Care Providers & Services 2.9%
Envision Healthcare Holdings, Inc.(a)	26,000	1,026,480
HealthSouth Corp.	33,000	1,519,980
Kindred Healthcare, Inc.	122,573	2,487,006
LHC Group, Inc.(a)	19,000	726,750
LifePoint Health, Inc.(a)	46,000	3,999,700
Magellan Health, Inc.(a)	92,630	6,490,584
Molina Healthcare, Inc.(a)	98,170	6,901,351
Omnicare, Inc.	33,200	3,129,100
PharMerica Corp.(a)	112,200	3,736,260
Triple-S Management Corp., Class B	193,207	4,957,692
VCA, Inc.	69,000	3,753,945
Total		38,728,848
Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.(a)	166,000	2,270,880
Medidata Solutions, Inc.(a)	46,000	2,498,720
Quality Systems, Inc.	23,100	382,767
Total		5,152,367
Life Sciences Tools & Services 2.3%
Affymetrix, Inc.	437,347	4,775,829
Bio-Techne Corp.	26,000	2,560,220
INC Research Holdings, Inc. Class A(a)	132,746	5,325,770
Mettler-Toledo International, Inc.(a)	27,700	9,458,442
PAREXEL International Corp.(a)	103,450	6,652,869
VWR Corp.(a)	55,600	1,486,188
Total		30,259,318
Pharmaceuticals 0.9%
Akorn, Inc.(a)	83,067	3,626,705
Catalent, Inc.(a)	118,000	3,460,940
Lannett Co., Inc.	53,290	3,167,557
Pernix Therapeutics Holdings, Inc.(a)	300,390	1,778,309
Total		12,033,511
Total Health Care		185,171,850

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio — U.S. Equities Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
INDUSTRIALS 15.4%
Aerospace & Defense 2.7%
Astronics Corp.	35,694	2,530,348
Cubic Corp.	120,290	5,723,398
Curtiss-Wright Corp.	86,710	6,281,272
HEICO Corp., Class A	165,400	8,397,358
Moog, Inc., Class A(a)	138,120	9,762,322
Teledyne Technologies, Inc.(a)	28,010	2,955,335
Total		35,650,033
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.(a)	318,779	3,343,992
Forward Air Corp.	19,000	992,940
Total		4,336,932
Airlines 0.4%
Alaska Air Group, Inc.	49,300	3,176,399
JetBlue Airways Corp.	97,000	2,013,720
Total		5,190,119
Building Products 0.7%
Caesarstone Sdot-Yam Ltd.	37,000	2,535,980
Continental Building Product	225,130	4,770,505
PGT, Inc.(a)	126,000	1,828,260
Total		9,134,745
Commercial Services & Supplies 2.0%
ABM Industries, Inc.	64,600	2,123,402
Deluxe Corp.	161,060	9,985,720
Knoll, Inc.	87,000	2,177,610
McGrath Rentcorp	56,000	1,704,080
Quad/Graphics, Inc.	240,665	4,454,709
Steelcase, Inc., Class A	180,300	3,409,473
West Corp.	108,900	3,277,890
Total		27,132,884
Construction & Engineering 1.0%
Argan, Inc.	115,364	4,652,630
EMCOR Group, Inc.	142,740	6,818,690
Tutor Perini Corp.	116,100	2,505,438
Total		13,976,758

Common Stocks (continued)

Issuer	Shares	Value ($)
Electrical Equipment 1.0%
AMETEK, Inc.	179,000	9,805,620
Generac Holdings, Inc.(a)	63,000	2,504,250
Thermon Group Holdings, Inc.(a)	53,801	1,294,990
Total		13,604,860
Machinery 3.4%
Donaldson Co., Inc.	217,900	7,800,820
Douglas Dynamics, Inc.	56,531	1,214,286
ESCO Technologies, Inc.	46,700	1,747,047
Kadant, Inc.	91,895	4,337,444
Kennametal, Inc.	31,500	1,074,780
LB Foster Co., Class A	76,362	2,642,889
Meritor, Inc.	173,150	2,271,728
Middleby Corp. (The)(a)	18,000	2,020,140
Nordson Corp.	110,600	8,614,634
Oshkosh Corp.	37,000	1,568,060
Toro Co. (The)	49,700	3,368,666
Trinity Industries, Inc.	73,700	1,947,891
Wabash National Corp.(a)	553,830	6,945,028
Total		45,553,413
Marine 0.4%
Matson, Inc.	141,104	5,932,012
Professional Services 1.2%
GP Strategies Corp.	14,300	475,332
Navigant Consulting, Inc.(a)	84,000	1,249,080
On Assignment, Inc.(a)	80,900	3,177,752
RPX Corp.(a)	273,151	4,616,252
Towers Watson & Co.	29,500	3,711,100
TrueBlue, Inc.(a)	90,100	2,693,990
Total		15,923,506
Road & Rail 1.1%
ArcBest Corp.	145,401	4,623,752
Avis Budget Group, Inc.(a)	115,000	5,069,200
Heartland Express, Inc.	104,000	2,103,920
Hertz Global Holdings, Inc.(a)	66,000	1,195,920
Swift Transportation Co.(a)	53,000	1,201,510
Total		14,194,302
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio — U.S. Equities Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Trading Companies & Distributors 1.2%
Beacon Roofing Supply, Inc.	42,519	1,412,481
CAI International, Inc.(a)	135,672	2,793,486
Neff Corp. Class A	149,800	1,511,482
Rush Enterprises, Inc., Class A(a)	167,500	4,390,175
Rush Enterprises, Inc., Class B(a)	86,600	2,078,400
United Rentals, Inc.(a)	21,100	1,848,782
WESCO International, Inc.(a)	20,200	1,386,528
Total		15,421,334
Total Industrials		206,050,898
INFORMATION TECHNOLOGY 14.2%
Communications Equipment 0.9%
ADTRAN, Inc.	250,870	4,076,637
Infinera Corp.(a)	100,000	2,098,000
Polycom, Inc.(a)	458,370	5,243,753
Total		11,418,390
Electronic Equipment, Instruments & Components 2.7%
Belden, Inc.	17,000	1,380,910
Benchmark Electronics, Inc.	134,745	2,934,746
Checkpoint Systems, Inc.	411,491	4,188,978
Coherent, Inc.	31,590	2,005,333
Insight Enterprises, Inc.	96,450	2,884,820
IPG Photonics Corp.(a)	77,000	6,558,475
Littelfuse, Inc.	30,360	2,880,861
Methode Electronics, Inc.	142,740	3,918,213
Rogers Corp.(a)	26,000	1,719,640
Sanmina Corp.(a)	362,546	7,308,927
Total		35,780,903
Internet Software & Services 2.7%
Amber Road, Inc.(a)	198,224	1,391,532
Bankrate, Inc.(a)	162,000	1,699,380
Cimpress NV	7,350	618,576
Constant Contact, Inc.(a)	171,910	4,944,132
Cvent, Inc.(a)	7,072	182,316
Demandware, Inc.(a)	45,000	3,198,600
DHI Group, Inc.	131,780	1,171,524
Endurance International Group Holdings, Inc.	71,800	1,483,388
Gogo, Inc.(a)	116,147	2,489,030
HomeAway, Inc.(a)	87,600	2,726,112

Common Stocks (continued)

Issuer	Shares	Value ($)
Liquidity Services, Inc.(a)	104,000	1,001,520
LogMeIn, Inc.(a)	93,637	6,038,650
RetailMeNot, Inc.(a)	104,977	1,871,740
SPS Commerce, Inc.(a)	81,382	5,354,936
Textura Corp.(a)	92,073	2,562,392
Total		36,733,828
IT Services 2.7%
Blackhawk Network Holdings, Inc.(a)	69,800	2,875,760
Convergys Corp.	263,350	6,712,791
ExlService Holdings, Inc.(a)	126,000	4,357,080
MAXIMUS, Inc.	41,610	2,735,025
NeuStar, Inc., Class A(a)	163,399	4,772,885
Science Applications International Corp.	120,290	6,357,327
Syntel, Inc.(a)	61,040	2,898,179
Unisys Corp.	86,000	1,719,140
Virtusa Corp.(a)	35,000	1,799,000
WNS Holdings Ltd., ADR(a)	65,000	1,738,750
Total		35,965,937
Semiconductors & Semiconductor Equipment 2.4%
Amkor Technology, Inc.	864,755	5,171,235
Audience, Inc.	176,778	864,445
Diodes, Inc.(a)	169,912	4,096,578
Fairchild Semiconductor International, Inc.(a)	177,500	3,084,950
Integrated Device Technology, Inc.(a)	133,800	2,903,460
Kulicke & Soffa Industries, Inc.	193,100	2,261,201
Microsemi Corp.(a)	195,320	6,826,434
Monolithic Power Systems, Inc.	32,000	1,622,720
Skyworks Solutions, Inc.	12,000	1,249,200
SunEdison, Inc.(a)	41,600	1,244,256
Xcerra Corp.(a)	338,841	2,565,026
Total		31,889,505
Software 2.8%
ANSYS, Inc.(a)	53,400	4,872,216
Aspen Technology, Inc.(a)	162,970	7,423,284
AVG Technologies NV(a)	197,769	5,381,294
Fair Isaac Corp.	42,090	3,820,930
Mentor Graphics Corp.	139,300	3,681,699
Netscout Systems, Inc.(a)	60,010	2,200,567
NetSuite, Inc.(a)	18,000	1,651,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio — U.S. Equities Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Progress Software Corp.	225,200	6,193,000
Solera Holdings, Inc.	66,000	2,940,960
Total		38,165,450
Total Information Technology		189,954,013
MATERIALS 3.1%
Chemicals 1.3%
Axiall Corp.	60,100	2,166,605
Chemtura Corp.	178,150	5,043,427
Innospec, Inc.	26,657	1,200,631
Orion Engineered Carbons SA	130,000	2,399,800
PolyOne Corp.	151,813	5,946,515
Total		16,756,978
Containers & Packaging 0.2%
Rock-Tenn Co., Class A	51,900	3,124,380
Metals & Mining 0.9%
Century Aluminum Co.	315,313	3,288,714
Constellium NV	102,500	1,212,575
Materion Corp.	142,740	5,031,585
Steel Dynamics, Inc.	146,800	3,040,962
Total		12,573,836
Paper & Forest Products 0.7%
Boise Cascade Co.(a)	24,900	913,332
Clearwater Paper Corp.(a)	126,139	7,227,765
KapStone Paper and Packaging Corp.	54,600	1,262,352
Total		9,403,449
Total Materials		41,858,643
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.6%
General Communication, Inc., Class A	193,028	3,283,406
Globalstar, Inc.(a)	236,524	499,066
inContact, Inc.(a)	54,220	535,151
Lumos Networks Corp.	69,468	1,027,432
Vonage Holdings Corp.(a)	535,000	2,626,850
Total		7,971,905
Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.(a)	181,000	1,495,060
Shenandoah Telecommunications Co.	49,644	1,699,314
Total		3,194,374
Total Telecommunication Services		11,166,279

Common Stocks (continued)

Issuer	Shares	Value ($)
UTILITIES 2.6%
Electric Utilities 0.7%
IDACORP, Inc.	65,990	3,704,679
Portland General Electric Co.	180,090	5,971,784
Total		9,676,463
Gas Utilities 1.5%
Chesapeake Utilities Corp.	41,837	2,252,923
New Jersey Resources Corp.	163,840	4,513,792
South Jersey Industries, Inc.	133,800	3,308,874
Southwest Gas Corp.	176,520	9,392,629
Total		19,468,218
Independent Power and Renewable Electricity Producers 0.2%
NRG Energy, Inc.	136,600	3,125,408
Water Utilities 0.2%
SJW Corp.	96,880	2,973,247
Total Utilities		35,243,336
Total Common Stocks (Cost: $1,197,004,060)		1,250,163,954

Limited Partnerships 0.3%

FINANCIALS 0.3%
Capital Markets 0.3%
Lazard Ltd., Class A	68,300	3,841,192
Total Financials		3,841,192
Total Limited Partnerships (Cost: $3,896,035)		3,841,192

Money Market Funds 12.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	162,437,999	162,437,999
Total Money Market Funds (Cost: $162,437,999)		162,437,999
Total Investments (Cost: $1,363,338,094)		1,416,443,145
Other Assets & Liabilities, Net		(79,015,621)
Net Assets		1,337,427,524

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio — U.S. Equities Fund

June 30, 2015 (Unaudited)

Investments in Derivatives

At June 30, 2015, cash totaling $5,314,200 was pledged as collateral.

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Russell 2000 Mini	409	USD	51,141,360	09/2015	—	(1,647,184)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,931,954	1,076,703,979	(919,197,934)	162,437,999	17,526	162,437,999

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio — U.S. Equities Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	185,381,323	—	—	185,381,323
Consumer Staples	44,618,224	—	—	44,618,224
Energy	45,878,835	—	—	45,878,835
Financials	304,840,553	—	—	304,840,553
Health Care	185,171,850	—	—	185,171,850
Industrials	206,050,898	—	—	206,050,898
Information Technology	189,954,013	—	—	189,954,013
Materials	41,858,643	—	—	41,858,643
Telecommunication Services	11,166,279	—	—	11,166,279
Utilities	35,243,336	—	—	35,243,336
Total Common Stocks	1,250,163,954	—	—	1,250,163,954

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio — U.S. Equities Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Limited Partnerships
Financials	3,841,192	—	—	3,841,192
Money Market Funds	162,437,999	—	—	162,437,999
Total Investments	1,416,443,145	—	—	1,416,443,145
Derivatives
Liabilities
Futures Contracts	(1,647,184)	—	—	(1,647,184)
Total	1,414,795,961	—	—	1,414,795,961

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 34.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.1%
Bombardier, Inc.(b) 03/15/22	5.750%	800,000	712,000
Lockheed Martin Corp. 03/01/45	3.800%	870,000	775,571
Oshkosh Corp. 03/01/22	5.375%	4,260,000	4,355,850
Total			5,843,421
AIRLINES 0.1%
United Airlines, Inc. Pass-Through Trust 09/03/22	4.625%	3,000,000	3,052,500
APARTMENT REIT 0.1%
Essex Portfolio LP 08/15/22	3.625%	1,590,000	1,593,097
01/15/23	3.375%	637,000	626,323
05/01/23	3.250%	2,205,000	2,123,333
Total			4,342,753
AUTOMOTIVE 1.1%
Daimler Finance North America LLC(b) 07/31/15	1.300%	1,000,000	1,000,673
09/15/16	2.625%	4,010,000	4,077,147
Ford Motor Co. 01/15/43	4.750%	1,760,000	1,706,500
Ford Motor Credit Co. LLC 09/15/15	5.625%	1,340,000	1,352,166
05/15/18	5.000%	7,190,000	7,729,883
01/15/20	8.125%	1,600,000	1,953,891
08/02/21	5.875%	5,150,000	5,863,043
General Motors Co. 04/01/35	5.000%	2,950,000	2,895,915
General Motors Financial Co., Inc. 05/15/18	3.250%	4,720,000	4,827,352
Jaguar Land Rover Automotive PLC(b) 12/15/18	4.125%	3,340,000	3,381,750
03/15/20	3.500%	2,000,000	1,988,938
Schaeffler Finance BV(b) 05/15/21	4.250%	4,080,000	3,978,000
Tenneco, Inc. 12/15/20	6.875%	2,610,000	2,714,400
ZF North America Capital, Inc.(b) 04/29/20	4.000%	6,500,000	6,491,875
Total			49,961,533

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
BANKING 8.4%
ABN AMRO Bank NV 07/06/22	7.125%	EUR	2,900,000	4,125,383
Akbank TAS(b) 01/24/20	4.000%		2,600,000	2,520,133
Ally Financial, Inc. 01/30/17	2.750%		4,500,000	4,479,750
05/21/18	3.600%		3,000,000	3,003,750
American Express Centurion Bank 09/13/17	6.000%		1,500,000	1,639,844
American Express Credit Corp. 07/29/16	1.300%		1,730,000	1,735,501
BB&T Corp. 06/19/18	2.050%		1,460,000	1,476,002
10/30/26	3.800%		1,650,000	1,663,058
BNP Paribas SA(c) 10/14/27	2.625%	EUR	1,500,000	1,639,070
12/31/49	5.945%	GBP	2,400,000	3,786,084
BPCE SA 07/18/23	4.625%	EUR	5,000,000	6,292,924
BPCE SA(b) 07/21/24	5.150%		2,960,000	3,007,248
Bank of America Corp. 07/12/16	3.750%		1,807,000	1,852,426
08/01/16	6.500%		3,450,000	3,639,315
07/01/20	5.625%		2,670,000	3,006,676
01/24/22	5.700%		6,910,000	7,843,963
08/26/24	4.200%		9,620,000	9,596,835
01/21/44	5.000%		2,130,000	2,211,543
Bank of America NA 03/15/17	5.300%		4,145,000	4,390,235
10/15/36	6.000%		1,570,000	1,865,306
Bank of Nova Scotia (The) 01/12/17	2.550%		1,180,000	1,205,240
Barclays Bank PLC 10/14/20	5.140%		1,030,000	1,119,586
01/14/21	6.000%	EUR	2,000,000	2,641,297
05/15/24	3.750%		1,890,000	1,898,229
Barclays Bank PLC(c) 01/16/23	6.750%	GBP	3,400,000	5,812,747
Capital One Bank USA NA 06/05/19	2.300%		1,490,000	1,478,880
02/15/23	3.375%		5,680,000	5,517,444
Capital One Financial Corp. 02/05/25	3.200%		2,340,000	2,213,378
Citigroup, Inc. 01/10/17	4.450%		5,140,000	5,370,066
02/15/17	5.500%		1,840,000	1,954,873
05/01/18	1.750%		13,150,000	13,090,273

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
04/08/19	2.550%		2,200,000	2,218,324
01/14/22	4.500%		4,200,000	4,505,466
04/27/25	3.300%		5,420,000	5,211,915
05/06/44	5.300%		1,750,000	1,781,551
Commerzbank AG 03/22/19	6.375%	EUR	3,600,000	4,504,176
Commerzbank AG(b) 09/19/23	8.125%		2,250,000	2,624,265
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 02/08/22	3.875%		3,590,000	3,734,702
11/09/22	3.950%		1,000,000	999,866
Corpbanca SA(b) 09/22/19	3.875%		1,450,000	1,471,145
Credit Agricole SA 12/18/23	7.375%	GBP	3,100,000	6,007,649
Credit Suisse Group Funding Ltd.(b) 03/26/20	2.750%		3,420,000	3,377,089
05/15/45	4.875%		1,000,000	962,173
Danske Bank A/S(c) 05/19/26	2.750%	EUR	4,500,000	5,144,110
Deutsche Bank AG 02/17/25	2.750%	EUR	6,000,000	6,275,109
Deutsche Bank AG(c) 05/24/28	4.296%		980,000	926,271
Discover Bank 02/21/18	2.000%		3,874,000	3,864,520
Fifth Third Bancorp 01/16/24	4.300%		2,710,000	2,781,205
Fifth Third Bank 10/01/21	2.875%		2,230,000	2,205,294
Goldman Sachs Group, Inc. (The) 09/01/17	6.250%		5,400,000	5,911,682
01/22/18	2.375%		7,840,000	7,959,246
07/19/18	2.900%		1,400,000	1,433,162
03/15/20	5.375%		7,570,000	8,429,346
01/24/22	5.750%		3,100,000	3,526,154
03/03/24	4.000%		2,870,000	2,920,076
01/23/25	3.500%		3,640,000	3,515,425
10/01/37	6.750%		2,250,000	2,639,133
07/08/44	4.800%		2,890,000	2,843,800
05/22/45	5.150%		1,350,000	1,299,389
HBOS PLC(b) 05/21/18	6.750%		2,280,000	2,527,957
HSBC Bank PLC 07/07/23	6.500%	GBP	1,500,000	2,745,764
HSBC Bank USA NA 11/01/34	5.875%		820,000	960,537
HSBC Holdings PLC 06/10/19	6.000%	EUR	3,100,000	4,045,433

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
ING Bank NV(b) 09/25/15	2.000%		840,000	842,222
ING Bank NV(c) 02/25/26	3.625%	EUR	4,900,000	5,774,255
Intesa Sanpaolo SpA(b) 06/26/24	5.017%		3,390,000	3,293,534
JPMorgan Chase & Co. 07/05/16	3.150%		9,600,000	9,794,400
10/02/17	6.400%		900,000	990,527
01/15/18	6.000%		1,965,000	2,164,440
05/10/21	4.625%		5,350,000	5,786,849
09/23/22	3.250%		3,280,000	3,258,723
09/10/24	3.875%		3,320,000	3,266,568
01/23/25	3.125%		5,000,000	4,773,780
06/01/45	4.950%		2,400,000	2,332,798
JPMorgan Chase Bank NA 06/13/16	5.875%		4,270,000	4,461,181
KeyCorp 12/13/18	2.300%		3,440,000	3,470,416
Lloyds Bank PLC 04/22/25	7.625%	GBP	3,100,000	6,130,571
Morgan Stanley 04/01/18	6.625%		8,950,000	10,042,401
09/23/19	5.625%		5,390,000	6,034,019
01/27/20	2.650%		840,000	838,501
10/23/24	3.700%		2,710,000	2,699,027
11/24/25	5.000%		10,970,000	11,484,043
Nationwide Building Society 07/22/20	6.750%	EUR	3,000,000	4,067,496
Northern Trust Co. (The) 08/15/18	6.500%		1,520,000	1,736,676
PNC Bank NA 12/07/17	6.000%		4,680,000	5,141,448
07/25/23	3.800%		1,750,000	1,788,605
Rabobank Nederland NV 11/09/20	3.750%	EUR	1,500,000	1,816,001
09/14/22	4.125%	EUR	3,000,000	3,720,061
Regions Bank 05/15/18	7.500%		250,000	286,957
06/26/37	6.450%		2,000,000	2,371,038
Royal Bank of Scotland Group PLC 12/15/22	6.125%		2,310,000	2,487,366
Royal Bank of Scotland PLC (The) 03/16/16	4.375%		1,600,000	1,635,339
04/09/18	6.934%	EUR	1,500,000	1,873,116
Santander Issuances SAU 03/18/25	2.500%	EUR	8,000,000	8,324,626
Standard Chartered PLC 11/23/22	3.625%	EUR	4,500,000	5,214,847

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Standard Chartered PLC(b) 01/11/23	3.950%		1,700,000	1,657,519
Standard Chartered PLC(c) 10/21/25	4.000%	EUR	2,000,000	2,356,355
SunTrust Banks, Inc. 04/15/16	3.600%		300,000	305,683
U.S. Bancorp 02/01/16	3.442%		1,720,000	1,742,802
03/15/22	3.000%		960,000	967,988
09/11/24	3.600%		630,000	633,322
UBS AG 12/20/17	5.875%		3,476,000	3,824,010
US Bank NA 01/27/25	2.800%		2,390,000	2,286,721
Wells Fargo & Co. 04/01/21	4.600%		1,350,000	1,478,895
08/15/23	4.125%		1,300,000	1,349,768
02/19/25	3.000%		4,890,000	4,683,344
01/15/44	5.606%		2,861,000	3,142,208
11/04/44	4.650%		740,000	709,283
Wells Fargo & Co.(c) 06/15/16	3.676%		2,650,000	2,722,165
Total				377,190,887
BROKERAGE/ASSET MANAGERS/EXCHANGES —%
Jefferies Group LLC 04/13/18	5.125%		1,870,000	1,985,727
BUILDING MATERIALS 0.1%
Masco Corp. 04/01/25	4.450%		2,710,000	2,716,775
Owens Corning 12/15/22	4.200%		2,185,000	2,214,646
Total				4,931,421
CABLE AND SATELLITE 1.2%
CCO Holdings LLC/Capital Corp. 09/30/22	5.250%		4,500,000	4,432,500
Comcast Corp. 08/15/35	4.400%		1,650,000	1,638,404
11/15/35	6.500%		178,000	221,473
05/15/38	6.400%		4,910,000	5,974,287
03/01/44	4.750%		2,308,000	2,342,952
DIRECTV Holdings LLC/Financing Co., Inc. 03/01/21	5.000%		2,600,000	2,815,439
04/01/24	4.450%		2,800,000	2,865,268
DISH DBS Corp. 02/01/16	7.125%		2,510,000	2,575,887
07/15/17	4.625%		2,040,000	2,101,200

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NBCUniversal Media LLC 04/30/20	5.150%	4,020,000	4,514,705
04/01/21	4.375%	5,420,000	5,870,272
01/15/23	2.875%	1,510,000	1,466,411
Sirius XM Radio, Inc.(b) 07/15/24	6.000%	1,900,000	1,919,000
04/15/25	5.375%	4,000,000	3,860,000
Time Warner Cable, Inc. 07/01/18	6.750%	1,570,000	1,750,476
09/01/41	5.500%	730,000	680,847
09/15/42	4.500%	960,000	783,074
Virgin Media Secured Finance PLC(b) 04/15/21	5.375%	1,800,000	1,845,000
01/15/26	5.250%	4,500,000	4,348,125
Total			52,005,320
CHEMICALS 0.6%
Ashland, Inc. 08/15/22	4.750%	4,110,000	4,032,938
Dow Chemical Co. (The) 02/15/16	2.500%	1,275,000	1,287,102
11/15/20	4.250%	1,350,000	1,440,037
Eastman Chemical Co. 01/15/20	2.700%	1,870,000	1,863,932
08/15/22	3.600%	2,920,000	2,951,641
Ecolab, Inc. 12/08/21	4.350%	3,800,000	4,099,603
LyondellBasell Industries NV 04/15/19	5.000%	3,380,000	3,661,436
02/26/55	4.625%	1,800,000	1,585,157
Mosaic Co. (The) 11/15/23	4.250%	2,070,000	2,128,434
11/15/43	5.625%	1,610,000	1,715,313
Total			24,765,593
CONSTRUCTION MACHINERY 0.3%
Caterpillar Financial Services Corp. 06/01/22	2.850%	2,890,000	2,882,032
Deere & Co. 10/16/29	5.375%	850,000	997,862
John Deere Capital Corp. 10/15/21	3.150%	3,250,000	3,338,241
United Rentals North America, Inc. 07/15/23	4.625%	2,360,000	2,314,216
11/15/24	5.750%	2,000,000	1,970,000
Total			11,502,351

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CONSUMER CYCLICAL SERVICES —%
Alibaba Group Holding Ltd.(b) 11/28/21	3.125%	1,150,000	1,135,814
CONSUMER PRODUCTS 0.2%
Jarden Corp. 05/01/17	7.500%	3,000,000	3,262,500
Spectrum Brands, Inc. 03/15/20	6.750%	4,500,000	4,738,500
Spectrum Brands, Inc.(b) 07/15/25	5.750%	2,810,000	2,852,150
Total			10,853,150
DIVERSIFIED MANUFACTURING 0.3%
General Electric Co. 12/06/17	5.250%	1,520,000	1,655,725
10/09/22	2.700%	3,900,000	3,812,504
10/09/42	4.125%	2,160,000	2,078,250
Terex Corp. 04/01/20	6.500%	3,000,000	3,142,500
United Technologies Corp. 04/15/40	5.700%	1,420,000	1,659,090
06/01/42	4.500%	3,040,000	3,088,321
Total			15,436,390
ELECTRIC 1.5%
AES Corp. (The) 05/15/23	4.875%	2,000,000	1,880,000
CMS Energy Corp. 06/15/19	8.750%	3,330,000	4,080,076
Calpine Corp. 01/15/23	5.375%	780,000	766,350
01/15/25	5.750%	3,250,000	3,160,625
Calpine Corp.(b) 01/15/24	5.875%	1,500,000	1,586,250
CenterPoint Energy Houston Electric LLC 08/01/42	3.550%	760,000	666,740
Consolidated Edison Co. of New York, Inc. 03/01/43	3.950%	2,290,000	2,090,614
Constellation Energy Group, Inc. 12/01/20	5.150%	2,020,000	2,235,269
Consumers Energy Co. 05/15/22	2.850%	490,000	491,299
08/15/23	3.375%	700,000	712,775
Covanta Holding Corp. 03/01/24	5.875%	3,540,000	3,531,150
DPL, Inc. 10/15/16	6.500%	175,000	182,000

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominion Resources, Inc. 06/15/18	6.400%	1,880,000	2,119,980
09/15/22	2.750%	2,630,000	2,541,035
08/01/41	4.900%	2,550,000	2,597,596
Dominion Resources, Inc.(c) 06/30/66	7.500%	1,970,000	1,861,650
Duke Energy Corp. 09/15/21	3.550%	2,860,000	2,967,656
Duke Energy Florida, Inc. 09/15/37	6.350%	1,170,000	1,488,438
11/15/42	3.850%	2,830,000	2,616,160
Duke Energy Progress, Inc. 12/01/44	4.150%	1,190,000	1,150,030
Edison International 09/15/17	3.750%	1,730,000	1,815,235
Exelon Generation Co. LLC 06/15/22	4.250%	900,000	921,236
06/15/42	5.600%	760,000	773,333
FirstEnergy Corp. 03/15/18	2.750%	930,000	943,696
03/15/23	4.250%	5,480,000	5,514,206
Florida Power & Light Co. 1st Mortgage 02/01/42	4.125%	3,380,000	3,337,625
Georgia Power Co. 03/15/42	4.300%	700,000	664,421
IPALCO Enterprises, Inc.(b) 07/15/20	3.450%	2,400,000	2,388,000
Ipalco Enterprises, Inc. 05/01/18	5.000%	2,521,000	2,659,655
MidAmerican Energy Co. 10/15/44	4.400%	2,790,000	2,792,824
NextEra Energy Capital Holdings, Inc.(c) 09/01/67	7.300%	3,060,000	3,176,663
PacifiCorp 01/15/39	6.000%	1,000,000	1,215,746
Potomac Electric Power Co. 03/15/24	3.600%	1,550,000	1,584,988
Progress Energy, Inc. 04/01/22	3.150%	900,000	899,691
Southern Power Co. 09/15/41	5.150%	500,000	515,044
Xcel Energy, Inc. 09/15/41	4.800%	820,000	850,389
Total			68,778,445

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ENVIRONMENTAL 0.3%
Clean Harbors, Inc. 08/01/20	5.250%	2,830,000	2,872,450
Republic Services, Inc. 06/01/22	3.550%	3,200,000	3,234,496
Waste Management, Inc. 09/01/16	2.600%	2,580,000	2,625,245
06/30/20	4.750%	2,890,000	3,186,237
03/01/45	4.100%	1,870,000	1,705,758
Total			13,624,186
FINANCE COMPANIES 0.9%
AerCap Ireland Capital Ltd./Global Aviation Trust(b) 05/15/19	3.750%	6,340,000	6,268,675
CIT Group, Inc. 08/15/17	4.250%	4,710,000	4,780,650
08/15/22	5.000%	2,930,000	2,900,700
General Electric Capital Corp. 04/27/17	2.300%	620,000	632,106
09/15/17	5.625%	2,565,000	2,793,111
09/16/20	4.375%	12,940,000	14,090,495
02/11/21	5.300%	1,310,000	1,473,006
10/17/21	4.650%	4,930,000	5,401,579
International Lease Finance Corp. 05/15/19	6.250%	1,800,000	1,946,250
Total			40,286,572
FOOD AND BEVERAGE 0.7%
Anheuser-Busch InBev Worldwide, Inc. 01/15/19	7.750%	3,580,000	4,249,270
07/15/22	2.500%	3,240,000	3,115,833
Constellation Brands, Inc. 11/15/19	3.875%	5,500,000	5,582,500
HJ Heinz Co.(b) 02/15/25	4.875%	2,274,000	2,475,818
HJ Heinz Co.(b)(d) 07/15/45	5.200%	1,750,000	1,793,437
Kellogg Co. 05/30/16	4.450%	1,450,000	1,495,043
Kraft Foods Group, Inc. 06/04/42	5.000%	1,820,000	1,813,670
Mondelez International, Inc. 02/01/24	4.000%	2,120,000	2,195,735
Pernod Ricard SA(b) 01/15/17	2.950%	1,850,000	1,890,439
Tyson Foods, Inc. 04/01/16	6.600%	1,250,000	1,297,775
06/15/22	4.500%	2,821,000	2,996,573
Total			28,906,093

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FOREIGN AGENCIES 0.1%
CNOOC Nexen Finance ULC 04/30/24	4.250%	2,170,000	2,215,212
Sinopec Group Overseas Development 2015 Ltd.(b) 04/28/20	2.500%	2,000,000	1,969,880
Total			4,185,092
GAMING 0.1%
GLP Capital LP/Financing II, Inc. 11/01/20	4.875%	5,930,000	6,033,775
HEALTH CARE 1.4%
Baxter International, Inc. 06/15/23	3.200%	800,000	818,589
Becton Dickinson and Co. 12/15/24	3.734%	2,890,000	2,880,278
CHS/Community Health Systems, Inc. 08/15/18	5.125%	5,541,000	5,679,525
Catholic Health Initiatives 11/01/17	1.600%	495,000	495,922
11/01/22	2.950%	1,425,000	1,392,467
DaVita HealthCare Partners, Inc. 07/15/24	5.125%	4,480,000	4,404,400
Express Scripts Holding Co. 02/15/17	2.650%	3,320,000	3,379,468
06/15/19	7.250%	2,303,000	2,714,728
Fresenius Medical Care US Finance II, Inc.(b) 10/15/20	4.125%	1,000,000	1,012,500
HCA, Inc. 03/15/19	3.750%	7,020,000	7,072,650
10/15/19	4.250%	950,000	972,563
02/01/25	5.375%	2,100,000	2,134,230
Medtronic, Inc. 04/01/23	2.750%	1,300,000	1,256,557
Medtronic, Inc.(b) 03/15/20	2.500%	2,300,000	2,303,841
03/15/25	3.500%	2,360,000	2,351,945
03/15/35	4.375%	2,680,000	2,659,431
NYU Hospitals Center 07/01/42	4.428%	1,000,000	949,330
Tenet Healthcare Corp. 10/01/21	4.375%	2,500,000	2,443,750
Tenet Healthcare Corp.(b) 03/01/19	5.000%	3,000,000	3,000,000
Thermo Fisher Scientific, Inc. 08/15/21	3.600%	3,590,000	3,654,336
02/01/24	4.150%	775,000	789,686
02/01/44	5.300%	1,970,000	2,082,138

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Universal Health Services, Inc. 06/30/16	7.125%	1,860,000	1,962,300
Universal Health Services, Inc.(b) 08/01/19	3.750%	1,000,000	1,015,000
08/01/22	4.750%	1,600,000	1,652,000
Zimmer Biomet Holdings, Inc. 04/01/20	2.700%	1,740,000	1,731,392
Total			60,809,026
HEALTHCARE INSURANCE 0.1%
Aetna, Inc. 11/15/22	2.750%	2,010,000	1,896,441
UnitedHealth Group, Inc. 12/15/21	2.875%	2,110,000	2,109,770
03/15/22	2.875%	2,090,000	2,029,467
Total			6,035,678
HEALTHCARE REIT 0.2%
HCP, Inc. 02/01/16	3.750%	2,150,000	2,177,991
Health Care REIT, Inc. 03/15/18	2.250%	730,000	735,401
03/15/23	3.750%	1,440,000	1,425,565
Senior Housing Properties Trust 05/01/24	4.750%	1,000,000	1,004,615
Ventas Realty LP/Capital Corp. 11/30/15	3.125%	1,995,000	2,011,084
06/01/21	4.750%	700,000	758,494
Total			8,113,150
HOME CONSTRUCTION 0.4%
D.R. Horton, Inc. 02/15/18	3.625%	3,400,000	3,463,750
08/15/23	5.750%	1,100,000	1,163,250
Lennar Corp. 12/15/17	4.750%	2,150,000	2,236,000
06/15/19	4.500%	3,550,000	3,621,000
MDC Holdings, Inc. 01/15/24	5.500%	2,330,000	2,289,225
TRI Pointe Holdings, Inc. 06/15/19	4.375%	1,870,000	1,832,600
06/15/24	5.875%	1,700,000	1,666,000
Toll Brothers Finance Corp. 11/01/19	6.750%	675,000	749,250
Total			17,021,075
INDEPENDENT ENERGY 1.1%
Anadarko Petroleum Corp. 09/15/16	5.950%	1,890,000	1,993,787
09/15/36	6.450%	1,610,000	1,857,747

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apache Corp. 04/15/43	4.750%	700,000	647,796
California Resources Corp. 09/15/21	5.500%	3,800,000	3,306,760
Chesapeake Energy Corp. 04/15/22	4.875%	5,000,000	4,337,500
Cimarex Energy Co. 06/01/24	4.375%	4,000,000	3,950,720
Concho Resources, Inc. 01/15/21	7.000%	5,020,000	5,252,175
ConocoPhillips Holding Co. 04/15/29	6.950%	2,560,000	3,274,442
Continental Resources, Inc. 09/15/22	5.000%	3,630,000	3,559,691
Denbury Resources, Inc. 07/15/23	4.625%	980,000	823,200
EOG Resources, Inc. 02/01/21	4.100%	1,830,000	1,966,425
Hess Corp. 01/15/40	6.000%	1,320,000	1,409,480
Newfield Exploration Co. 01/30/22	5.750%	4,640,000	4,709,600
Noble Energy, Inc. 12/15/21	4.150%	2,640,000	2,750,265
Range Resources Corp. 08/01/20	6.750%	2,440,000	2,525,400
Range Resources Corp.(b) 05/15/25	4.875%	3,000,000	2,914,200
Talisman Energy, Inc. 06/01/19	7.750%	1,085,000	1,244,266
Whiting Petroleum Corp. 03/15/19	5.000%	2,970,000	2,910,600
03/15/21	5.750%	1,800,000	1,771,200
Total			51,205,254
INTEGRATED ENERGY 0.5%
BP Capital Markets PLC 10/01/20	4.500%	1,440,000	1,575,173
05/10/23	2.750%	1,000,000	956,450
03/17/25	3.506%	1,380,000	1,360,904
Chevron Corp. 06/24/20	2.427%	2,390,000	2,412,052
Exxon Mobil Corp. 03/06/25	2.709%	3,740,000	3,631,862
Shell International Finance BV 09/22/15	3.250%	1,225,000	1,232,289
05/11/25	3.250%	3,310,000	3,277,823
08/21/42	3.625%	2,890,000	2,527,464
08/12/43	4.550%	1,150,000	1,175,109

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Total Capital Canada Ltd. 07/15/23	2.750%		2,550,000	2,462,053
Total				20,611,179
LEISURE 0.2%
Activision Blizzard, Inc.(b) 09/15/21	5.625%		6,080,000	6,368,800
Royal Caribbean Cruises Ltd. 11/15/22	5.250%		3,320,000	3,433,899
Total				9,802,699
LIFE INSURANCE 1.0%
Allianz Finance II BV(c) 07/08/41	5.750%	EUR	2,700,000	3,511,852
American International Group, Inc. 01/16/18	5.850%		1,742,000	1,920,532
06/01/22	4.875%		9,750,000	10,694,941
07/16/44	4.500%		1,570,000	1,493,455
CNP Assurances(c) 12/31/49	4.000%	EUR	5,000,000	5,430,995
Lincoln National Corp. 02/15/20	6.250%		2,040,000	2,360,400
MetLife, Inc. 12/15/17	1.756%		1,500,000	1,512,818
08/13/42	4.125%		1,020,000	949,316
11/13/43	4.875%		1,480,000	1,536,027
Metropolitan Life Global Funding I(b) 01/10/23	3.000%		3,490,000	3,429,634
Principal Financial Group, Inc. 09/15/22	3.300%		750,000	743,738
Prudential Financial, Inc. 06/21/20	5.375%		1,270,000	1,432,839
12/14/36	5.700%		510,000	564,228
05/12/41	5.625%		3,230,000	3,544,079
TIAA Asset Management Finance Co. LLC(b) 11/01/24	4.125%		1,090,000	1,097,804
Voya Financial, Inc. 07/15/22	5.500%		3,910,000	4,390,301
07/15/43	5.700%		1,440,000	1,613,729
Total				46,226,688
LODGING 0.1%
Host Hotels & Resorts LP 10/01/21	6.000%		660,000	749,144
10/15/23	3.750%		1,660,000	1,628,470
Wyndham Worldwide Corp. 03/01/17	2.950%		1,660,000	1,685,060
Total				4,062,674

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MEDIA AND ENTERTAINMENT 1.3%
21st Century Fox America, Inc. 09/15/22	3.000%	3,310,000	3,234,032
08/15/39	6.900%	1,590,000	1,988,683
09/15/44	4.750%	2,840,000	2,776,872
CBS Corp. 01/15/25	3.500%	2,260,000	2,162,300
07/01/42	4.850%	700,000	644,842
Discovery Communications LLC 08/15/19	5.625%	1,350,000	1,509,513
04/01/23	3.250%	2,510,000	2,416,249
Grupo Televisa SAB 05/13/45	5.000%	500,000	477,000
Interpublic Group of Companies, Inc. (The) 03/15/22	4.000%	1,565,000	1,600,795
Lamar Media Corp. 01/15/24	5.375%	5,890,000	5,956,263
Netflix, Inc. 02/01/21	5.375%	3,840,000	3,984,000
03/01/24	5.750%	2,890,000	2,969,475
Nielsen Finance LLC/Co.(b) 04/15/22	5.000%	4,876,000	4,778,480
Omnicom Group, Inc. 05/01/22	3.625%	480,000	482,785
Scripps Networks Interactive, Inc. 06/15/20	2.800%	1,400,000	1,379,176
TEGNA, Inc. 07/15/20	5.125%	4,150,000	4,253,750
Time Warner, Inc. 01/15/21	4.700%	1,900,000	2,053,161
07/15/25	3.600%	3,000,000	2,918,043
05/01/32	7.700%	1,500,000	1,970,427
10/15/41	5.375%	1,000,000	1,025,791
12/15/43	5.350%	1,000,000	1,024,607
Viacom, Inc. 03/01/21	4.500%	1,330,000	1,406,982
06/15/22	3.125%	3,500,000	3,349,612
Walt Disney Co. (The) 12/01/22	2.350%	2,160,000	2,089,549
06/01/44	4.125%	2,950,000	2,901,706
Total			59,354,093
METALS 0.6%
Alcoa, Inc. 10/01/24	5.125%	3,850,000	3,898,125
ArcelorMittal 06/01/20	5.125%	1,500,000	1,520,625
08/05/20	6.000%	3,160,000	3,302,200

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barrick Gold Corp. 05/01/23	4.100%	910,000	886,680
Barrick North America Finance LLC 05/30/21	4.400%	2,070,000	2,114,522
05/01/43	5.750%	710,000	682,961
Freeport-McMoRan, Inc. 11/14/24	4.550%	880,000	819,959
Glencore Finance Canada Ltd.(b) 11/15/21	4.950%	1,830,000	1,921,776
Newmont Mining Corp. 10/01/39	6.250%	770,000	754,535
Rio Tinto Finance USA Ltd. 06/15/25	3.750%	2,000,000	1,971,958
Southern Copper Corp. 11/08/42	5.250%	1,030,000	893,875
Steel Dynamics, Inc. 08/15/19	6.125%	4,060,000	4,273,150
Teck Resources Ltd. 01/15/17	3.150%	1,500,000	1,516,545
Vale Overseas Ltd. 09/15/19	5.625%	3,240,000	3,504,190
09/15/20	4.625%	450,000	471,030
Total			28,532,131
MIDSTREAM 1.8%
AmeriGas Partners LP/Finance Corp. 08/20/19	6.250%	2,960,000	3,019,200
Columbia Pipeline Group, Inc.(b) 06/01/25	4.500%	2,390,000	2,351,151
Enbridge Energy Partners LP 03/15/20	5.200%	2,020,000	2,178,099
Enbridge, Inc. 06/10/44	4.500%	1,300,000	1,068,478
Energy Transfer Equity LP 10/15/20	7.500%	1,662,000	1,873,905
Energy Transfer Partners LP 10/01/20	4.150%	2,140,000	2,199,406
02/01/22	5.200%	753,000	788,411
02/01/23	3.600%	2,770,000	2,623,190
02/01/42	6.500%	900,000	927,132
Enterprise Products Operating LLC 09/01/20	5.200%	5,020,000	5,587,391
03/15/44	4.850%	4,160,000	3,912,397
Enterprise Products Operating LLC(c) 01/15/68	7.034%	2,020,000	2,171,500
Kinder Morgan Energy Partners LP 04/01/20	6.500%	1,870,000	2,129,380
09/15/20	5.300%	1,600,000	1,739,386
09/01/22	3.950%	6,440,000	6,297,734
09/01/39	6.500%	2,000,000	2,050,742

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan, Inc. 06/01/18	7.250%	1,740,000	1,945,163
06/01/25	4.300%	730,000	704,737
06/01/45	5.550%	2,510,000	2,319,955
Magellan Midstream Partners LP 07/15/19	6.550%	2,140,000	2,457,561
MarkWest Energy Partners LP/Finance Corp. 12/01/24	4.875%	2,000,000	1,955,000
06/01/25	4.875%	4,700,000	4,594,250
NiSource Finance Corp. 02/01/45	5.650%	1,660,000	1,876,059
Plains All American Pipeline LP/Finance Corp. 06/01/22	3.650%	3,360,000	3,382,048
Sabine Pass Liquefaction LLC(b) 03/01/25	5.625%	2,700,000	2,673,000
Suburban Propane Partners LP/Energy Finance Corp. 03/01/25	5.750%	958,000	955,605
Sunoco Logistics Partners Operations LP 01/15/23	3.450%	3,165,000	2,995,242
Targa Resources Partners LP/Finance Corp. 11/15/23	4.250%	2,140,000	1,979,500
Tesoro Logistics LP/Finance Corp.(b) 10/15/19	5.500%	2,000,000	2,075,000
TransCanada PipeLines Ltd 08/01/22	2.500%	1,800,000	1,707,493
Williams Companies, Inc. (The) 01/15/23	3.700%	1,250,000	1,163,887
06/24/44	5.750%	810,000	751,658
Williams Partners LP 11/15/20	4.125%	2,760,000	2,862,741
09/15/45	5.100%	2,160,000	1,908,295
Total			79,224,696
NATURAL GAS 0.1%
Sempra Energy 06/01/16	6.500%	1,500,000	1,571,500
03/15/20	2.400%	1,120,000	1,111,289
10/01/22	2.875%	1,830,000	1,774,330
Total			4,457,119
OFFICE REIT 0.2%
Kilroy Realty LP 01/15/23	3.800%	3,620,000	3,610,241
Reckson Operating Partnership LP 03/31/16	6.000%	1,020,000	1,053,515
SL Green Realty Corp. 03/15/20	7.750%	1,615,000	1,924,156
Total			6,587,912
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OIL FIELD SERVICES 0.3%
Ensco PLC 03/15/21	4.700%	4,410,000	4,492,026
03/15/25	5.200%	800,000	792,052
Noble Holding International Ltd. 04/01/25	5.950%	730,000	719,763
Schlumberger Investment SA 12/01/23	3.650%	2,350,000	2,428,537
Transocean, Inc. 11/15/20	6.500%	2,020,000	1,871,025
Weatherford International Ltd. 04/15/22	4.500%	2,390,000	2,244,368
Total			12,547,771
OTHER FINANCIAL INSTITUTIONS 0.1%
Icahn Enterprises LP/Finance Corp. 03/15/17	3.500%	3,030,000	3,048,937
OTHER INDUSTRY 0.1%
Belden, Inc.(b) 07/15/24	5.250%	3,234,000	3,136,980
Johns Hopkins University 07/01/53	4.083%	500,000	473,870
Total			3,610,850
OTHER REIT 0.1%
Hospitality Properties Trust 03/15/24	4.650%	2,700,000	2,693,820
03/15/25	4.500%	1,670,000	1,642,672
Total			4,336,492
PACKAGING 0.5%
Ball Corp. 11/15/23	4.000%	5,810,000	5,388,775
Berry Plastics Corp. 07/15/23	5.125%	4,780,000	4,660,500
Crown Americas LLC/Capital Corp. III 02/01/21	6.250%	4,000,000	4,170,000
Crown Americas LLC/Capital Corp. IV 01/15/23	4.500%	1,770,000	1,671,553
Reynolds Group Issuer, Inc./LLC 10/15/20	5.750%	4,000,000	4,100,000
Total			19,990,828
PAPER 0.2%
Georgia-Pacific LLC(b) 11/01/20	5.400%	4,310,000	4,811,162
International Paper Co. 01/15/26	3.800%	680,000	666,256
11/15/41	6.000%	690,000	743,908

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rock-Tenn Co. 03/01/20	3.500%	1,430,000	1,472,632
03/01/23	4.000%	3,005,000	3,054,820
Total			10,748,778
PHARMACEUTICALS 1.5%
AbbVie, Inc. 11/06/17	1.750%	4,310,000	4,321,297
11/06/22	2.900%	1,480,000	1,433,084
05/14/25	3.600%	3,180,000	3,143,096
11/06/42	4.400%	2,420,000	2,289,763
Actavis Funding SCS 06/15/24	3.850%	500,000	493,974
03/15/35	4.550%	2,580,000	2,452,992
Actavis, Inc. 10/01/17	1.875%	3,258,000	3,261,897
10/01/22	3.250%	3,980,000	3,858,081
10/01/42	4.625%	850,000	792,227
Amgen, Inc. 05/15/17	2.125%	2,780,000	2,823,832
06/01/17	5.850%	950,000	1,028,552
06/15/21	4.100%	3,040,000	3,238,214
05/15/43	5.375%	3,020,000	3,204,745
Baxalta, Inc.(b) 06/23/25	4.000%	2,910,000	2,887,936
Celgene Corp. 08/15/22	3.250%	2,520,000	2,492,096
Forest Laboratories LLC(b) 02/15/21	4.875%	3,830,000	4,152,547
Gilead Sciences, Inc. 12/01/21	4.400%	4,940,000	5,395,310
Mallinckrodt International Finance SA 04/15/18	3.500%	4,400,000	4,411,000
Merck & Co., Inc. 09/15/22	2.400%	2,155,000	2,073,705
Perrigo Finance PLC 12/15/24	3.900%	1,200,000	1,184,906
Roche Holdings, Inc.(b) 03/01/19	6.000%	600,000	682,775
09/30/24	3.350%	2,010,000	2,029,216
Sanofi 03/29/21	4.000%	872,000	933,686
Valeant Pharmaceuticals International, Inc.(b) 08/15/18	6.750%	4,300,000	4,509,625
04/15/25	6.125%	2,750,000	2,829,062
Total			65,923,618

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PROPERTY & CASUALTY 0.6%
ACE INA Holdings, Inc. 03/15/25	3.150%	3,560,000	3,477,867
Allstate Corp. (The)(c) 08/15/53	5.750%	1,460,000	1,542,125
Berkshire Hathaway Finance Corp. 05/15/22	3.000%	1,440,000	1,456,245
Berkshire Hathaway, Inc. 02/11/43	4.500%	2,510,000	2,516,461
Hartford Financial Services Group, Inc. (The) 10/15/16	5.500%	1,420,000	1,493,445
10/15/36	5.950%	550,000	623,885
Liberty Mutual Group, Inc.(b) 05/01/22	4.950%	2,060,000	2,214,516
08/01/44	4.850%	2,760,000	2,666,690
Markel Corp. 07/01/22	4.900%	3,050,000	3,267,392
03/30/23	3.625%	860,000	847,610
Travelers Companies, Inc. (The) 08/01/43	4.600%	1,000,000	1,034,752
WR Berkley Corp. 03/15/22	4.625%	1,860,000	1,977,612
08/01/44	4.750%	780,000	744,118
XLIT Ltd. 03/31/25	4.450%	830,000	822,742
Total			24,685,460
RAILROADS 0.3%
Burlington Northern Santa Fe LLC 09/01/20	3.600%	1,881,000	1,966,804
03/01/41	5.050%	700,000	736,425
09/15/41	4.950%	1,650,000	1,717,742
03/15/43	4.450%	2,430,000	2,357,032
04/01/45	4.150%	1,000,000	922,305
CSX Corp. 06/01/21	4.250%	1,600,000	1,725,541
Norfolk Southern Corp. 04/01/18	5.750%	1,280,000	1,414,866
12/01/21	3.250%	2,300,000	2,359,910
Union Pacific Corp. 09/15/41	4.750%	2,150,000	2,236,789
Total			15,437,414
REFINING 0.2%
Marathon Petroleum Corp. 03/01/16	3.500%	2,160,000	2,196,472
Phillips 66
04/01/22	4.300%	5,500,000	5,772,057

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tesoro Corp. 10/01/22	5.375%	1,800,000	1,827,000
Total			9,795,529
RESTAURANTS 0.2%
BC ULC/New Red Finance, Inc.(b) 01/15/22	4.625%	6,750,000	6,648,750
McDonald's Corp. 05/26/45	4.600%	850,000	829,266
Total			7,478,016
RETAIL REIT 0.1%
DDR Corp. 04/15/18	4.750%	2,860,000	3,051,534
02/01/25	3.625%	1,390,000	1,334,784
Realty Income Corp. 10/15/26	4.125%	750,000	754,852
Total			5,141,170
RETAILERS 0.9%
CVS Health Corp. 12/01/22	2.750%	2,500,000	2,410,065
Dollar General Corp. 04/15/23	3.250%	2,900,000	2,762,975
Hanesbrands, Inc. 12/15/20	6.375%	2,680,000	2,800,600
Home Depot, Inc. (The) 06/01/22	2.625%	2,000,000	1,967,026
04/01/41	5.950%	3,590,000	4,370,085
L Brands, Inc. 07/15/17	6.900%	920,000	1,002,800
Macy's Retail Holdings, Inc. 12/01/16	5.900%	438,000	466,666
Macys Retail Holdings, Inc. 06/01/24	3.625%	4,040,000	4,028,789
PVH Corp. 12/15/22	4.500%	3,570,000	3,534,300
Sally Holdings LLC/Capital, Inc. 11/15/19	6.875%	4,865,000	5,083,925
Target Corp. 07/01/24	3.500%	1,500,000	1,531,192
07/01/42	4.000%	3,560,000	3,364,083
Wal-Mart Stores, Inc. 04/01/40	5.625%	5,040,000	5,894,366
04/22/44	4.300%	500,000	501,325
Total			39,718,197

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SUPERMARKETS 0.2%
Delhaize Group 10/01/40	5.700%	880,000	893,114
Kroger Co. (The) 08/15/17	6.400%	1,600,000	1,761,590
01/15/21	3.300%	5,130,000	5,236,124
Total			7,890,828
TECHNOLOGY 1.5%
Apple, Inc. 05/13/25	3.200%	10,020,000	9,968,187
Cisco Systems, Inc. 06/15/22	3.000%	3,250,000	3,265,373
02/15/39	5.900%	1,200,000	1,433,198
CommScope, Inc.(b) 06/15/20	4.375%	3,000,000	3,030,000
Dell, Inc. 09/10/15	2.300%	940,000	940,000
04/01/16	3.100%	390,000	390,488
Denali Borrower LLC/Finance Corp.(b) 10/15/20	5.625%	1,480,000	1,555,850
Equifax, Inc. 12/15/22	3.300%	1,908,000	1,897,823
Fidelity National Information Services, Inc. 03/15/22	5.000%	1,160,000	1,224,462
04/15/23	3.500%	2,046,000	1,985,931
Harris Corp. 04/27/20	2.700%	810,000	799,653
Hewlett-Packard Co. 06/01/21	4.300%	2,760,000	2,866,804
Intuit, Inc. 03/15/17	5.750%	2,170,000	2,321,792
Jabil Circuit, Inc. 07/15/16	7.750%	1,910,000	2,000,725
12/15/20	5.625%	440,000	470,250
KLA-Tencor Corp. 11/01/24	4.650%	710,000	709,612
Microsoft Corp. 02/12/25	2.700%	3,380,000	3,257,103
02/12/45	3.750%	950,000	856,559
NXP BV/Funding LLC(b) 06/15/20	4.125%	4,000,000	4,030,000
Oracle Corp. 10/15/22	2.500%	2,630,000	2,534,286
07/15/23	3.625%	2,690,000	2,766,208
07/08/24	3.400%	1,000,000	1,002,550
05/15/25	2.950%	4,360,000	4,196,151
07/08/34	4.300%	2,050,000	2,021,593

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pitney Bowes, Inc. 03/15/24	4.625%	4,066,000	4,100,886
Sanmina Corp.(b) 06/01/19	4.375%	2,000,000	1,995,000
Seagate HDD Cayman 11/15/18	3.750%	750,000	776,250
06/01/23	4.750%	3,870,000	3,930,635
Tencent Holdings Ltd.(b) 02/11/25	3.800%	1,100,000	1,067,074
Xerox Corp. 03/15/17	2.950%	840,000	860,367
Total			68,254,810
TOBACCO 0.2%
Altria Group, Inc. 08/09/22	2.850%	4,650,000	4,469,631
Philip Morris International, Inc. 05/17/21	4.125%	1,870,000	2,017,672
Reynolds American, Inc. 06/12/25	4.450%	3,640,000	3,708,509
Total			10,195,812
TRANSPORTATION SERVICES 0.2%
Hertz Corp. (The) 04/01/18	4.250%	1,500,000	1,518,750
04/15/19	6.750%	3,000,000	3,095,700
Penske Truck Leasing Co. LP/Finance Corp.(b) 07/17/18	2.875%	1,830,000	1,864,077
02/01/22	3.375%	2,280,000	2,212,466
Total			8,690,993
WIRELESS 0.7%
America Movil SAB de CV 07/16/22	3.125%	3,490,000	3,443,374
American Tower Corp. 09/01/20	5.050%	1,950,000	2,118,991
CC Holdings GS V LLC/Crown Castle GS III Corp. 12/15/17	2.381%	1,810,000	1,830,918
04/15/23	3.849%	3,620,000	3,554,778
Crown Castle International Corp. 01/15/23	5.250%	5,810,000	5,852,123
Sprint Communications, Inc. 12/01/16	6.000%	1,550,000	1,592,625
Sprint Communications, Inc.(b) 11/15/18	9.000%	3,730,000	4,214,900
T-Mobile USA, Inc. 04/28/19	6.464%	3,160,000	3,254,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vodafone Group PLC 02/27/17	5.625%	3,130,000	3,325,697
Total			29,188,206
WIRELINES 1.7%
AT&T, Inc. 08/15/21	3.875%	3,080,000	3,176,888
12/01/22	2.625%	1,500,000	1,409,268
05/15/25	3.400%	6,970,000	6,647,345
02/15/39	6.550%	2,450,000	2,814,869
12/15/42	4.300%	2,020,000	1,731,235
British Telecommunications PLC 01/15/18	5.950%	3,115,000	3,439,536
CenturyLink, Inc. 04/01/17	6.000%	1,420,000	1,480,350
09/15/19	6.150%	1,505,000	1,584,012
Deutsche Telekom International Finance BV 08/20/18	6.750%	3,420,000	3,923,120
Deutsche Telekom International Finance BV(b) 03/06/17	2.250%	940,000	950,858
Embarq Corp. 06/01/36	7.995%	1,100,000	1,219,570
Frontier Communications Corp. 04/15/17	8.250%	3,485,000	3,746,375
04/15/20	8.500%	3,700,000	3,868,350
Orange SA 09/14/21	4.125%	2,252,000	2,382,089
02/06/44	5.500%	720,000	762,520
Telecom Italia Capital SA 06/04/18	6.999%	2,430,000	2,675,916
09/30/34	6.000%	1,210,000	1,177,463
Telecom Italia SpA(b) 05/30/24	5.303%	1,100,000	1,094,500
Telefonica Emisiones SAU 02/16/21	5.462%	2,410,000	2,663,990
Verizon Communications, Inc. 09/14/18	3.650%	4,840,000	5,090,649
11/01/21	3.500%	1,430,000	1,449,687
09/15/23	5.150%	5,570,000	6,098,264
03/15/34	5.050%	3,830,000	3,855,768
11/01/41	4.750%	7,410,000	6,940,932
09/15/43	6.550%	1,408,000	1,647,014
08/21/46	4.862%	2,761,000	2,584,064
08/21/54	5.012%	1,992,000	1,827,833
Windstream Services LLC 11/01/17	7.875%	490,000	520,625
Total			76,763,090
Total Corporate Bonds & Notes (Cost: $1,561,448,079)			1,550,311,196

Residential Mortgage-Backed Securities —
Agency 24.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. 11/01/22 - 06/01/33	5.000%	2,392,819	2,622,173
03/01/34 - 08/01/38	5.500%	5,053,442	5,682,672
02/01/38	6.000%	1,696,040	1,920,029
Federal Home Loan Mortgage Corp.(c) 05/01/35	2.500%	379,387	404,621
12/01/35	2.402%	4,241,854	4,536,484
07/01/36	2.398%	5,011,195	5,380,495
07/01/36	2.483%	4,153,009	4,443,127
08/01/36	6.117%	1,429,930	1,533,505
10/01/36	2.264%	3,289,898	3,516,432
04/01/37	3.014%	3,509,614	3,737,782
02/01/38	5.780%	3,326,217	3,556,522
04/01/38	4.742%	1,442,894	1,520,734
06/01/38	5.929%	2,344,868	2,498,729
07/01/38	5.127%	750,743	799,705
07/01/40	3.243%	1,048,521	1,118,393
07/01/40	3.563%	878,666	933,463
09/01/40	4.058%	1,365,602	1,433,918
02/01/41	3.778%	1,327,108	1,386,765
05/01/41	2.545%	652,899	691,951
07/01/41	3.290%	2,769,362	2,941,417
07/01/41	3.734%	2,023,587	2,114,334
07/01/41	4.204%	2,441,129	2,568,435
04/01/42	2.867%	749,551	770,633
12/01/42	2.069%	6,301,920	6,406,231
02/01/43	1.962%	2,197,600	2,271,209
02/01/43	2.330%	5,926,870	5,988,619
05/01/43	1.838%	4,089,012	4,202,293
06/01/43	1.751%	1,776,368	1,820,555
CMO Series 2684 Class FP 01/15/33	0.686%	954,693	957,993
Federal National Mortgage Association 08/01/18 - 05/01/39	6.500%	1,651,966	1,894,194
07/01/31 - 01/01/42	5.000%	43,779,964	48,517,188
04/01/33 - 01/01/39	5.500%	20,809,809	23,423,457
07/01/33 - 11/01/40	4.500%	23,059,850	25,241,070
12/01/33 - 09/01/37	6.000%	9,319,467	10,633,937
10/01/40 - 08/01/41	4.000%	14,726,627	15,733,291
12/01/40 - 04/01/45	3.500%	48,600,729	50,229,606
Federal National Mortgage Association(c) 06/01/35	1.940%	22,591,656	23,773,451
09/01/35	1.918%	3,741,668	3,932,559
06/01/37	1.891%	2,741,941	2,876,203
11/01/37	6.045%	306,724	330,728
03/01/38	2.337%	4,653,152	4,955,985

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/38	5.060%	1,773,946	1,905,929
03/01/39	2.195%	4,372,880	4,661,313
03/01/40	2.331%	1,288,978	1,378,602
08/01/40	3.682%	1,280,415	1,342,778
10/01/40	3.917%	2,272,736	2,402,232
08/01/41	3.103%	2,648,548	2,790,015
09/01/41	3.360%	1,192,662	1,246,135
04/01/42	2.705%	3,823,181	3,916,306
CMO Series 2005-106 Class UF 11/25/35	0.487%	2,711,022	2,730,420
CMO Series 2006-43 Class FM 06/25/36	0.487%	988,771	991,474
CMO Series 2007-36 Class FB 04/25/37	0.587%	3,896,821	3,922,583
Federal National Mortgage Association(d) 07/14/44	5.500%	45,000,000	50,540,625
07/14/45	3.000%	62,000,000	61,768,709
07/14/45	3.500%	137,500,000	141,700,199
07/14/45	4.000%	127,000,000	134,554,011
07/14/45	4.500%	83,850,000	90,649,715
07/14/45	5.000%	50,000,000	55,234,375
Government National Mortgage Association 07/20/39 - 10/20/40	5.000%	19,306,588	21,545,699
02/15/40 - 06/15/41	4.500%	37,856,516	41,682,388
07/15/40 - 11/20/40	4.000%	20,801,994	22,258,475
04/20/42 - 04/20/45	3.500%	60,022,981	62,526,510
Government National Mortgage Association(d) 07/21/44	4.000%	63,000,000	66,764,011
07/20/45	3.500%	15,000,000	15,567,775
Total Residential Mortgage-Backed Securities — Agency (Cost: $1,075,664,957)			1,081,381,167

Residential Mortgage-Backed Securities — Non-Agency 5.7%

Banc of America Mortgage Trust CMO Series 2004-7 Class 7A1 08/25/19	5.000%	235,639	235,225
CMO Series 2005-1 Class 1A15 02/25/35	5.500%	1,668,164	1,736,667
Bear Stearns ARM Trust CMO Series 2005-6 Class 1A1(c) 08/25/35	2.601%	5,999,083	5,365,801
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2006-1 Class A1(c) 02/25/36	2.360%	3,740,969	3,711,573

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citicorp Mortgage Securities Trust CMO Series 2007-8 Class 1A3 09/25/37	6.000%	3,503,703	3,647,957
Citigroup Mortgage Loan Trust, Inc.(c) CMO Series 2004-UST1 Class A4 08/25/34	2.241%	1,688,148	1,673,037
CMO Series 2005-4 Class A 08/25/35	5.108%	6,396,615	6,358,062
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2004-4 Class A19 05/25/34	5.250%	1,244,923	1,309,049
CMO Series 2004-5 Class 2A4 05/25/34	5.500%	314,501	328,127
Credit Suisse First Boston Mortgage Securities Corp.(c) CMO Series 2003-AR28 Class 2A1 12/25/33	2.467%	597,194	590,075
CMO Series 2004-AR6 Class 2A1 10/25/34	2.677%	5,144,234	5,141,168
First Horizon Mortgage Pass-Through Trust(c) CMO Series 2005-AR3 Class 4A1 08/25/35	3.940%	1,457,035	1,383,799
CMO Series 2006-AR4 Class 1A2 01/25/37	2.553%	7,214,819	6,380,303
GSR Mortgage Loan Trust Series 2005-6F Class 1A5 07/25/35	5.250%	4,154,366	4,286,998
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1 09/25/35	2.682%	3,801,534	3,809,643
JPMorgan Mortgage Trust CMO Series 2004-S2 Class 1A3 11/25/19	4.750%	396,342	401,150
CMO Series 2006-S1 Class 1A2 04/25/36	6.500%	7,129,101	7,941,789
JPMorgan Mortgage Trust(c) CMO Series 2005-A4 Class 1A1 07/25/35	2.927%	2,474,020	2,446,240
CMO Series 2005-A4 Class 2A1 07/25/35	2.667%	1,726,963	1,716,089
CMO Series 2005-S2 Class 3A1 02/25/32	6.934%	1,152,484	1,209,736
CMO Series 2006-A3 Class 7A1 04/25/35	2.614%	2,843,414	2,788,877
MASTR Adjustable Rate Mortgages Trust CMO Series 2004-13 Class 3A7(c) 11/21/34	2.702%	2,918,128	2,984,880
Merrill Lynch Mortgage Investors Trust CMO Series 2005-A2 Class A2(c) 02/25/35	2.460%	4,543,696	4,604,127

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Mortgage Loan Trust Series 2004-8AR Class 4A2(c) 10/25/34	2.431%	2,300,541	2,283,294
PHH Mortgage Capital Trust CMO Series 2007-6 Class A1(c) 12/18/37	5.360%	488,384	485,438
Provident Funding Mortgage Loan Trust CMO Series 2005-1 Class 2A1(c) 05/25/35	2.482%	1,376,256	1,353,821
Sequoia Mortgage Trust(b)(c) CMO Series 2013-12 Class A1 12/25/43	4.000%	3,311,888	3,380,418
Sequoia Mortgage Trust(c)
CMO Series 2012-1 Class 1A1 01/25/42	2.865%	730,826	729,920
Structured Adjustable Rate Mortgage Loan Trust CMO Series 2004-8 Class 2A1(c) 07/25/34	2.415%	6,416,795	6,403,467
WaMu Mortgage Pass-Through Certificates Trust CMO Series 2003-S11 Class 3A5 11/25/33	5.950%	619,985	637,396
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2004-4 Class A9 05/25/34	5.500%	1,324,339	1,361,970
CMO Series 2005-14 Class 2A1 12/25/35	5.500%	1,262,720	1,276,301
CMO Series 2005-17 Class 1A1 01/25/36	5.500%	283,798	290,305
CMO Series 2005-9 Class 1A11 10/25/35	5.500%	1,586,751	1,658,019
CMO Series 2005-9 Class 2A9 10/25/35	5.250%	1,551,381	1,605,642
CMO Series 2006-10 Class A4 08/25/36	6.000%	1,260,397	1,291,476
CMO Series 2006-13 Class A5 10/25/36	6.000%	5,876,017	6,084,604
CMO Series 2006-14 Class A1 10/25/36	6.000%	649,064	649,290
CMO Series 2006-7 Class 3A1 06/25/36	6.000%	3,748,778	3,683,838
CMO Series 2006-8 Class A10 07/25/36	6.000%	4,851,353	4,897,897
CMO Series 2006-8 Class A9 07/25/36	6.000%	6,122,582	6,181,322
CMO Series 2007-11 Class A3 08/25/37	6.000%	1,500,855	1,480,631
CMO Series 2007-13 Class A1 09/25/37	6.000%	6,358,159	6,575,233
CMO Series 2007-14 Class 2A2 10/25/22	5.500%	1,516,848	1,562,082
CMO Series 2007-15 Class A1 11/25/37	6.000%	2,462,261	2,437,309

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-16 Class 1A1 12/28/37	6.000%	980,106	1,010,072
CMO Series 2007-3 Class 3A1 04/25/22	5.500%	268,268	276,069
CMO Series 2007-4 Class A15 04/27/37	6.000%	2,560,001	2,512,646
CMO Series 2007-7 Class A1 06/25/37	6.000%	3,809,445	3,817,944
CMO Series 2008-1 Class 4A1 02/25/38	5.750%	2,847,318	2,989,479
Series 2007-12 Class A7 09/25/37	5.500%	3,073,212	3,159,664
Series 2007-8 Class 2A2 07/25/37	6.000%	6,674,252	6,563,285
Wells Fargo Mortgage-Backed Securities Trust(c) CMO Series 2004-A Class A1 02/25/34	2.640%	642,285	642,631
CMO Series 2004-K Class 2A6 07/25/34	2.730%	1,203,636	1,210,507
CMO Series 2004-Z Class 2A2 12/25/34	2.615%	5,224,957	5,249,750
CMO Series 2005-AR10 Class 2A17 06/25/35	2.652%	8,568,730	8,719,523
CMO Series 2005-AR12 Class 2A6 06/25/35	2.648%	4,431,449	4,529,455
CMO Series 2005-AR14 Class A1 08/25/35	4.892%	876,672	865,510
CMO Series 2005-AR16 Class 3A2 03/25/35	2.642%	4,805,997	4,842,898
CMO Series 2005-AR2 Class 3A1 03/25/35	2.614%	1,734,615	1,693,624
CMO Series 2005-AR8 Class 2A1 06/25/35	2.623%	491,777	494,083
CMO Series 2006-AR10 Class 1A1 07/25/36	2.683%	2,348,348	2,308,004
CMO Series 2006-AR10 Class 2A1 07/25/36	2.683%	2,805,823	2,741,732
CMO Series 2006-AR10 Class 4A1 07/25/36	2.610%	8,304,026	7,840,363
CMO Series 2006-AR14 Class 1A7 10/25/36	5.808%	7,626,587	7,414,438
CMO Series 2006-AR16 Class A1 10/25/36	2.525%	9,429,473	8,784,582
CMO Series 2006-AR19 Class A1 12/25/36	5.586%	8,682,302	8,384,091
CMO Series 2006-AR5 Class 2A1 04/25/36	2.713%	10,883,779	10,218,388
CMO Series 2007-AR10 Class 1A1 01/25/38	6.209%	886,277	881,779
CMO Series 2007-AR7 Class A1 12/28/37	2.580%	1,628,539	1,502,930
Series 2006-AR1 Class 1A1 03/25/36	5.600%	8,983,088	8,601,477
Series 2006-AR10 Class 5A4 07/25/36	2.721%	3,666,651	3,541,427

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2006-AR10 Class 5A5 07/25/36	2.721%	3,817,955	3,687,564
Series 2006-AR10 Class 5A6 07/25/36	2.721%	3,904,700	3,771,346
Series 2006-AR12 Class 1A1 09/25/36	2.498%	3,612,580	3,444,599
Series 2006-AR14 Class 2A1 10/25/36	2.629%	5,354,981	4,964,378
Series 2006-AR2 Class 2A3 03/25/36	2.621%	2,443,838	2,411,924
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $255,911,578)			255,436,207

Commercial Mortgage-Backed Securities — Agency 0.3%

Federal National Mortgage Association Series 2014-M3 Class ASQ2 03/25/16	0.558%	10,077,463	10,081,705
Federal National Mortgage Association(c)
Series 2014-M5 Class FA 01/25/17	0.548%	5,455,011	5,459,637
Total Commercial Mortgage-Backed Securities — Agency (Cost: $15,535,576)			15,541,342

Commercial Mortgage-Backed Securities — Non-Agency 5.6%

BB-UBS Trust Series 2012-SHOW Class A(b) 11/05/36	3.430%	12,525,000	12,577,480
BLCP Hotel Trust Series 2014-CLRN Class A(b)(c) 08/15/29	1.136%	12,575,000	12,531,059
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(b) Series 2012-PARK Class A 12/10/30	2.959%	13,285,000	13,131,944
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(b)(c)
Series 2014-ICTS Class A 06/15/28	0.986%	10,000,000	9,975,910
Series 2015-200P Class B 04/14/33	3.490%	15,000,000	15,032,926
Banc of America Merrill Lynch Commercial Mortgage, Inc.(c) Series 2005-5 Class A4 10/10/45	5.115%	2,489,021	2,490,443
Series 2005-5 Class AM 10/10/45	5.176%	2,850,000	2,880,458

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust Series 2015-CR22 Class AM 03/10/48	3.603%	3,000,000	2,985,345
Series 2015-CR22 Class B 03/10/48	3.926%	10,000,000	9,914,033
Series 2015-LC21 Class AM 07/10/48	4.043%	20,000,000	20,338,472
Commercial Mortgage Trust(b)(c) Series 2014-BBG Class A 03/15/29	0.986%	12,200,000	12,186,129
Commercial Mortgage Trust(c)
Series 2014-CR15 Class B 02/10/47	4.868%	8,675,000	9,488,550
Series 2014-LC17 Class B 10/10/47	4.490%	9,400,000	9,795,113
Series 2014-UBS5 Class B 09/10/47	4.514%	14,225,000	14,794,023
Core Industrial Trust(b) Series 2015-CALW Class B 02/10/34	3.252%	8,750,000	8,828,835
Series 2015-TEXW Class B 02/10/34	3.329%	6,400,000	6,449,088
Series 2015-WEST Class A 02/10/37	3.292%	10,000,000	9,836,080
GS Mortgage Securities Trust Series 2015-GC28 Class AS 02/10/48	3.759%	12,500,000	12,575,195
Irvine Core Office Trust(b) Series 2013-IRV Class A1 05/15/48	2.068%	1,876,359	1,867,294
Irvine Core Office Trust(b)(c)
Series 2013-IRV Class A2 05/15/48	3.279%	17,550,000	17,655,739
JPMBB Commercial Mortgage Securities Trust Series 2014-C21 Class B(c) 08/15/47	4.341%	4,250,000	4,390,777
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16 Class AS 12/15/46	4.517%	4,800,000	5,190,713
JPMorgan Chase Commercial Mortgage Securities Trust(b)(c)
Series 2014-CBM Class B 10/15/29	1.586%	9,450,000	9,449,996
JPMorgan Chase Commercial Mortgage Securities Trust(c) Series 2013-C16 Class C 12/15/46	5.176%	5,440,000	5,762,276
LB-UBS Commercial Mortgage Trust
Series 2004-C1 Class A4 01/15/31	4.568%	601,888	605,481
LB-UBS Commercial Mortgage Trust(c) Series 2005-C5 Class AM 09/15/40	5.017%	3,910,527	3,912,850

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005-C7 Class AM 11/15/40	5.263%	5,130,000	5,141,276
Morgan Stanley Capital I Trust(b)(c) Series 2014-CPT Class AM 07/13/29	3.516%	3,080,000	3,152,885
Series 2014-CPT Class C 07/13/29	3.560%	6,550,000	6,560,198
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $251,001,458)			249,500,568

Asset-Backed Securities — Non-Agency 2.7%

Avis Budget Rental Car Funding AESOP LLC(b) Series 2010-5A Class A 03/20/17	3.150%	16,200,000	16,375,138
Series 2012-1A Class A 08/20/16	2.054%	2,233,333	2,235,541
Series 2012-2A Class A 05/20/18	2.802%	7,000,000	7,166,781
Barclays Dryrock Issuance Trust Series 2014-1 Class A(c) 12/16/19	0.546%	7,825,000	7,817,600
CNH Equipment Trust Series 2014-B Class A2 08/15/17	0.480%	3,819,198	3,817,422
Chase Issuance Trust Series 2007-B1 Class B1(c) 04/15/19	0.436%	8,450,000	8,397,838
Harley-Davidson Motorcycle Trust Series 2014-1 Class A2B(c) 04/15/18	0.356%	5,805,110	5,799,056
Hertz Fleet Lease Funding LP(b)(c) Series 2013-3 Class A 12/10/27	0.735%	5,165,008	5,171,691
Series 2014-1 Class A 04/10/28	0.585%	11,984,591	11,984,951
Hilton Grand Vacations Trust(b) Series 2013-A Class A 01/25/26	2.280%	6,529,001	6,570,753
Series 2014-AA Class A 11/25/26	1.770%	8,304,853	8,224,185
Series 2014-AA Class B 11/25/26	2.070%	5,299,655	5,221,946
Sierra Timeshare Receivables Funding Co. LLC Series 2013-1A Class A(b) 11/20/29	1.590%	8,275,374	8,219,977
Sierra Timeshare Receivables Funding LLC(b) Series 2013-2A Class A 11/20/25	2.280%	6,505,135	6,514,008

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-1A Class A 03/22/32	2.400%	6,210,868	6,218,234
TAL Advantage V LLC Series 2013-2A Class A(b) 11/20/38	3.550%	4,208,333	4,233,036
U.S. Airways Pass-Through Trust Series 2013-1 Class A 05/15/27	3.950%	1,583,620	1,591,538
Volvo Financial Equipment LLC Series 2015-1A Class A2(b) 11/15/17	0.950%	6,250,000	6,253,025
Total Asset-Backed Securities — Non-Agency (Cost: $122,281,303)			121,812,720

U.S. Treasury Obligations 28.3%

U.S. Treasury 11/15/15	0.375%	30,000,000	30,032,820
01/15/16	0.375%	12,000,000	12,016,872
06/30/16	1.500%	2,000,000	2,023,124
07/31/16	1.500%	19,200,000	19,434,010
11/30/16	0.875%	4,800,000	4,828,123
01/31/17	0.500%	150,000,000	149,953,200
03/31/17	0.500%	1,900,000	1,898,070
04/30/17	0.500%	150,000,000	149,765,625
05/31/17	0.625%	117,500,000	117,481,670
10/31/17	1.875%	3,500,000	3,588,869
01/31/18	0.875%	11,000,000	11,001,716
02/15/18	1.000%	111,800,000	112,114,437
04/15/18	0.750%	29,300,000	29,144,344
05/15/18	1.000%	251,000,000	251,274,594
11/30/19	1.500%	54,000,000	54,008,424
05/31/20	1.500%	116,000,000	115,347,500
02/15/39	3.500%	82,900,000	89,363,630
11/15/39	4.375%	13,900,000	17,097,000
11/15/42	2.750%	2,800,000	2,603,125
05/15/43	2.875%	3,150,000	3,000,375
08/15/43	3.625%	7,000,000	7,701,092
08/15/44	3.125%	49,490,000	49,571,213
11/15/44	3.000%	10,400,000	10,173,311
05/15/45	3.000%	23,700,000	23,226,000
Total U.S. Treasury Obligations (Cost: $1,272,156,170)			1,266,649,144

U.S. Government & Agency Obligations 0.9%

Federal National Mortgage Association 11/15/30	6.625%	27,260,000	38,524,241
Total U.S. Government & Agency Obligations (Cost: $36,131,349)			38,524,241

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Foreign Government Obligations(a)(e) 5.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAZIL 0.3%
Brazilian Government International Bond 01/15/19	5.875%	1,160,000	1,287,600
01/22/21	4.875%	3,220,000	3,364,282
01/05/23	2.625%	3,630,000	3,221,625
01/07/25	4.250%	920,000	888,260
Petrobras Global Finance BV 01/20/20	5.750%	2,140,000	2,120,398
01/27/21	5.375%	3,470,000	3,335,294
Total			14,217,459
CHILE 0.1%
Chile Government International Bond 09/14/21	3.250%	2,300,000	2,397,750
10/30/42	3.625%	800,000	717,000
Total			3,114,750
COLOMBIA 0.2%
Colombia Government International Bond 07/12/21	4.375%	4,980,000	5,209,080
01/18/41	6.125%	1,420,000	1,542,036
Ecopetrol SA 01/16/25	4.125%	840,000	775,152
Total			7,526,268
GERMANY 0.1%
KFW 10/04/22	2.000%	2,880,000	2,832,324
ITALY 0.1%
Republic of Italy 09/27/23	6.875%	2,900,000	3,595,925
MEXICO 0.6%
Mexico Government International Bond 03/19/19	5.950%	4,720,000	5,293,480
01/15/20	5.125%	5,500,000	6,063,750
01/11/40	6.050%	1,210,000	1,373,350
03/08/44	4.750%	6,220,000	5,909,000
Pemex Project Funding Master Trust 03/05/20	6.000%	1,635,000	1,827,113
Petroleos Mexicanos 01/24/22	4.875%	4,620,000	4,804,199
01/30/23	3.500%	670,000	635,629
06/15/35	6.625%	470,000	501,725
06/02/41	6.500%	850,000	884,000
06/27/44	5.500%	2,460,000	2,263,200
Total			29,555,446

Foreign Government Obligations(a)(e) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
NETHERLANDS 0.1%
Petrobras Global Finance BV 03/17/24	6.250%		2,490,000	2,404,020
05/20/43	5.625%		630,000	486,927
Total				2,890,947
NORWAY 2.1%
Norway Government Bond(b) 05/25/21	3.750%	NOK	644,000,000	93,018,161
Statoil ASA 01/17/23	2.450%		2,750,000	2,650,249
05/15/43	3.950%		540,000	501,718
11/08/43	4.800%		590,000	624,673
Total				96,794,801
PERU 0.1%
Peruvian Government International Bond 03/14/37	6.550%		780,000	971,100
11/18/50	5.625%		1,540,000	1,717,100
Total				2,688,200
PHILIPPINES 0.2%
Philippine Government International Bond 01/15/21	4.000%		3,810,000	4,119,753
10/23/34	6.375%		2,700,000	3,580,875
Total				7,700,628
POLAND 0.1%
Poland Government International Bond 04/21/21	5.125%		1,095,000	1,213,807
03/17/23	3.000%		2,780,000	2,731,350
Total				3,945,157
SOUTH AFRICA —%
South Africa Government International Bond 01/17/24	4.665%		1,030,000	1,053,175
SOUTH KOREA 0.1%
Korea Development Bank (The) 03/09/16	3.250%		1,450,000	1,471,280
09/09/16	4.000%		1,550,000	1,600,298
Total				3,071,578
SPAIN 1.0%
Spain Government Bond(b) 04/30/25	1.600%	EUR	43,650,000	45,787,190

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Foreign Government Obligations(a)(e) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TURKEY 0.1%
Turkey Government International Bond 03/23/23	3.250%	4,330,000	4,021,401
04/14/26	4.250%	720,000	686,275
04/16/43	4.875%	720,000	655,171
Total			5,362,847
URUGUAY —%
Uruguay Government International Bond 11/20/45	4.125%	760,000	647,900
Total Foreign Government Obligations (Cost: $248,658,328)			230,784,595

Municipal Bonds 1.2%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA 0.5%
Bay Area Toll Authority Revenue Bonds Build America Bonds Subordinated Series 2010-S1 04/01/40	6.918%	1,265,000	1,627,764
City of San Francisco Public Utilities Commission Water Revenue Bonds Build America Bonds Series 2010 11/01/40	6.000%	1,050,000	1,250,109
11/01/50	6.950%	270,000	362,902
Los Angeles Community College District Unlimited General Obligation Bonds Build America Bonds Series 2010 08/01/49	6.750%	2,050,000	2,836,421
Sacramento Municipal Utility District Revenue Bonds Build America Bonds Series 2010 05/15/36	6.156%	900,000	1,078,020
San Diego County Regional Airport Authority Revenue Bonds Taxable Senior Consolidated Rental Car Facility Series 2014 07/01/43	5.594%	935,000	1,006,714
San Diego County Water Authority Financing Corp. Revenue Bonds Build America Bonds Series 2010 05/01/49	6.138%	1,900,000	2,373,556

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Santa Clara Valley Transportation Authority Revenue Bonds Build America Bonds Series 2010 04/01/32	5.876%	2,220,000	2,642,444
State of California Unlimited General Obligation Bonds Build America Bonds Series 2009 10/01/39	7.300%	2,300,000	3,194,815
Series 2010 11/01/40	7.600%	1,245,000	1,844,729
Taxable Build America Bonds Series 2009 04/01/39	7.550%	1,000,000	1,445,930
University of California Revenue Bonds Taxable General Series 2013-AJ 05/15/31	4.601%	1,000,000	1,049,050
Total			20,712,454
ILLINOIS 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Pension Series 2003 06/01/33	5.100%	3,720,000	3,452,718
KENTUCKY 0.1%
Kentucky Turnpike Authority Revenue Bonds Build America Bonds Series 2010B 07/01/30	5.722%	2,050,000	2,365,905
MARYLAND —%
Maryland State Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010 07/01/41	5.754%	850,000	1,005,397
MISSOURI —%
Missouri Highway & Transportation Commission Revenue Bonds Build America Bonds Series 2009 05/01/33	5.445%	1,700,000	1,978,919

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds Taxable Build America Bonds Series 2009 01/01/40	7.414%	1,275,000	1,770,605
Series 2010A 01/01/41	7.102%	2,020,000	2,713,365
Rutgers, The State University of New Jersey Revenue Bonds Build America Bonds Series 2010 05/01/40	5.665%	525,000	605,714
Total			5,089,684
NEW YORK 0.2%
City of New York Unlimited General Obligation Bonds Taxable Build America Bonds Series 2010F-1 12/01/37	6.271%	950,000	1,196,411
Metropolitan Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010 11/15/40	6.687%	1,650,000	2,131,717
11/15/40	6.814%	1,100,000	1,436,644
New York City Water & Sewer System Revenue Bonds Build America Bonds Series 2010 06/15/42	5.724%	2,000,000	2,447,860
Port Authority of New York & New Jersey Revenue Bonds Consolidated 168th Series 2011 10/01/51	4.926%	2,000,000	2,101,060
Consolidated 174th Series 2012 10/01/62	4.458%	1,990,000	1,905,007
Total			11,218,699

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
OHIO —%
Ohio State Water Development Authority Revenue Bonds Taxable Loan Fund-Water Quality Series 2010B-2 12/01/34	4.879%	1,160,000	1,292,658
TEXAS 0.1%
University of Texas System (The) Revenue Bonds Build America Bonds Series 2010D 08/15/42	5.134%	2,310,000	2,647,699
WASHINGTON 0.1%
State of Washington Unlimited General Obligation Bonds Build America Bonds Series 2010 08/01/40	5.140%	3,545,000	4,079,586
Total Municipal Bonds (Cost: $48,184,322)			53,843,719

Money Market Funds 6.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(f)(g)	288,905,165	288,905,165
Total Money Market Funds (Cost: $288,905,165)		288,905,165
Total Investments (Cost: $5,175,878,285)		5,152,690,064
Other Assets & Liabilities, Net		(683,811,101)
Net Assets		4,468,878,963

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	09/16/2015	2,984,389 CAD	2,416,552 USD	29,606	—
Barclays Bank PLC	09/16/2015	107,657,779 EUR	121,969,374 USD	1,816,150	—
Barclays Bank PLC	09/16/2015	18,000,000 NZD	12,735,468 USD	618,131	—
Barclays Bank PLC	09/16/2015	17,800,000 NZD	12,173,837 USD	191,137	—
Barclays Bank PLC	09/16/2015	3,400,000 NZD	2,355,860 USD	67,030	—
Barclays Bank PLC	09/16/2015	3,400,000 NZD	2,321,520 USD	32,690	—
Barclays Bank PLC	09/16/2015	13,892,500 TRY	5,000,000 USD	—	(70,613)
Barclays Bank PLC	09/16/2015	152,690 USD	200,000 AUD	970	—
Barclays Bank PLC	09/16/2015	12,400,000 USD	15,375,132 CAD	—	(102,806)
Barclays Bank PLC	09/16/2015	5,000,000 USD	121,201,937 CZK	—	(39,614)
Barclays Bank PLC	09/16/2015	11,400,000 USD	93,226,920 SEK	—	(135,815)
Barclays Bank PLC	09/16/2015	153,628 USD	208,094 SGD	707	—
Barclays Bank PLC	09/16/2015	12,400,000 USD	155,467,097 ZAR	206,726	—
Barclays Bank PLC	09/17/2015	209,879,822 MXN	13,400,935 USD	121,276	—
Barclays Bank PLC	09/17/2015	13,400,000 USD	206,387,635 MXN	—	(341,301)
Deutsche Bank	09/16/2015	115,944,886 CZK	4,782,980 USD	37,747	—
Deutsche Bank	09/16/2015	3,059,397 GBP	4,703,722 USD	—	(100,654)
Deutsche Bank	09/16/2015	5,173,878,056 JPY	41,645,120 USD	—	(673,395)
Deutsche Bank	09/16/2015	4,963,941 USD	13,979,372 TRY	138,379	—
Deutsche Bank	09/16/2015	155,342,050 ZAR	12,281,597 USD	—	(314,989)
J.P. Morgan Securities, Inc.	09/16/2015	41,192,958 EUR	46,131,705 USD	157,632	—
J.P. Morgan Securities, Inc.	09/16/2015	2,400,000 USD	2,965,289 CAD	—	(28,330)
UBS Securities	09/16/2015	3,469,500,000 CLP	5,400,000 USD	11,943	—
UBS Securities	09/16/2015	737,091,512 NOK	95,308,361 USD	1,466,768	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS Securities	09/16/2015	296,684,800 THB	8,745,315 USD	—	(16,104)
UBS Securities	09/16/2015	49,360,000 TWD	1,600,000 USD	176	—
UBS Securities	09/16/2015	313,854,000 TWD	10,165,312 USD	—	(7,117)
UBS Securities	09/16/2015	12,836 USD	41,100 BRL	20	—
UBS Securities	09/16/2015	14,639,058 USD	9,328,739,997 CLP	—	(151,730)
UBS Securities	09/16/2015	6,788,177 USD	41,750,680 CNY	11,503	—
UBS Securities	09/16/2015	2,600,000 USD	15,990,000 CNY	4,194	—
UBS Securities	09/16/2015	9,354,172 USD	10,422,885,995 KRW	—	(62,742)
UBS Securities	09/16/2015	2,200,000 USD	2,467,300,000 KRW	—	(538)
UBS Securities	09/16/2015	8,800,000 USD	298,320,000 THB	9,708	—
UBS Securities	09/16/2015	12,600,000 USD	385,686,000 TWD	—	(99,400)
Total				4,922,493	(2,145,148)

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $554,245,400 or 12.40% of net assets.

(c)  Variable rate security.

(d)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(e)  Principal and interest may not be guaranteed by the government.

(f)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(g)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	197,109,094	976,490,794	(884,694,723)	288,905,165	66,569	288,905,165

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CLP  Chilean Peso

CNY  China, Yuan Renminbi

CZK  Czech Koruna

EUR  Euro

GBP  British Pound

JPY  Japanese Yen

KRW  Korean Won

MXN  Mexican Peso

NOK  Norwegian Krone

NZD  New Zealand Dollar

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thailand Baht

TRY  Turkish Lira

TWD  Taiwan Dollar

USD  US Dollar

ZAR  South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,550,311,196	—	1,550,311,196
Residential Mortgage-Backed Securities — Agency	—	1,081,381,167	—	1,081,381,167
Residential Mortgage-Backed Securities — Non-Agency	—	255,436,207	—	255,436,207
Commercial Mortgage-Backed Securities — Agency	—	15,541,342	—	15,541,342
Commercial Mortgage-Backed Securities — Non-Agency	—	249,500,568	—	249,500,568
Asset-Backed Securities — Non-Agency	—	121,812,720	—	121,812,720
U.S. Treasury Obligations	1,266,649,144	—	—	1,266,649,144
U.S. Government & Agency Obligations	—	38,524,241	—	38,524,241
Foreign Government Obligations	—	230,784,595	—	230,784,595
Municipal Bonds	—	53,843,719	—	53,843,719
Money Market Funds	288,905,165	—	—	288,905,165
Total Investments	1,555,554,309	3,597,135,755	—	5,152,690,064

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	4,922,493	—	4,922,493
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,145,148)	—	(2,145,148)
Total	1,555,554,309	3,599,913,100	—	5,155,467,409

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,673,603	—	—	1,673,603

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 81.0%

Issuer	Shares	Value ($)
AUSTRALIA 3.0%
Amcor Ltd.	226,516	2,393,708
Austbrokers Holdings Ltd.	42,790	297,132
Challenger Ltd.	284,925	1,476,936
Domino's Pizza Enterprises Ltd.	112,661	3,093,803
Estia Health Ltd.(a)	215,278	996,587
Insurance Australia Group Ltd.	297,588	1,279,442
Spotless Group Holdings Ltd.	2,538,981	4,087,015
Total		13,624,623
BELGIUM 0.2%
EVS Broadcast Equipment SA	34,403	997,208
BRAZIL 0.8%
Linx SA	61,100	946,244
Localiza Rent a Car SA	164,600	1,629,535
Odontoprev SA	328,600	1,144,620
Total		3,720,399
CAMBODIA 0.5%
NagaCorp Ltd.	2,916,000	2,146,812
CANADA 4.0%
AG Growth International, Inc.	19,483	730,495
Baytex Energy Corp.	85,607	1,331,741
Boulder Energy Ltd.(a)	99,327	660,059
CAE, Inc.	126,898	1,510,787
Carnival Corp.	40,193	4,929,998
Keyera Corp.	38,886	1,298,276
Onex Corp.	24,312	1,345,238
PrairieSky Royalty Ltd.	56,384	1,421,563
RONA, Inc.	57,974	704,600
ShawCor Ltd.	64,453	1,888,179
Vermilion Energy, Inc.	51,210	2,211,993
Total		18,032,929
CHILE 0.2%
Sociedad Quimica y Minera de Chile SA, ADR	51,320	822,146
CHINA 4.0%
51job, Inc., ADR(a)	13,009	432,419
AMVIG Holdings Ltd.	530,000	273,494
Bitauto Holdings Ltd., ADR(a)	20,555	1,049,333

Common Stocks (continued)

Issuer	Shares	Value ($)
CAR, Inc.(a)	1,221,000	2,594,892
China Everbright Water Ltd.(a)	1,351,600	988,945
Chongqing Rural Commercial Bank Co., Ltd., Class H	2,133,000	1,706,123
Jiangnan Group Ltd.	5,444,000	1,564,185
Phoenix Healthcare Group Co., Ltd.	670,000	1,274,461
Sihuan Pharmaceutical Holdings Group Ltd.(b)(c)	8,120,000	4,389,161
Sino Biopharmaceutical Ltd.	1,022,000	1,184,878
TravelSky Technology Ltd., Class H	606,000	891,437
WuXi PharmaTech (Cayman), Inc. ADR(a)	36,906	1,559,648
Total		17,908,976
DENMARK 1.6%
Novozymes A/S, Class B	69,848	3,320,230
SimCorp AS	102,153	4,068,168
Total		7,388,398
EGYPT 0.3%
Commercial International Bank Egypt SAE	181,850	1,334,181
FINLAND 1.0%
Konecranes OYJ	38,867	1,132,235
Sponda OYJ	418,559	1,544,546
Tikkurila OYJ	92,697	1,842,610
Total		4,519,391
FRANCE 1.6%
Eurofins Scientific SE	4,581	1,394,756
Eutelsat Communications SA	77,079	2,487,717
Hi-Media SA(a)	105,343	128,011
HiPay Group SA(a)	118,890	157,728
Neopost SA	29,651	1,275,812
Saft Groupe SA	40,594	1,583,967
Total		7,027,991
GERMANY 2.9%
Aurelius AG	42,996	1,838,032
ElringKlinger AG	48,951	1,316,028
MTU Aero Engines AG	32,312	3,039,262
Norma Group SE	42,234	2,135,049
Rational AG	4,814	1,768,121
Wirecard AG	71,506	2,738,328
Total		12,834,820

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
GUATEMALA 0.2%
Tahoe Resources, Inc.	88,040	1,067,194
GUERNSEY 0.2%
Assura PLC	799,021	687,365
HONG KONG 2.3%
China Everbright International Ltd.	1,575,000	2,820,822
Lifestyle International Holdings Ltd.	356,500	661,348
Melco Crown Entertainment Ltd., ADR	70,029	1,374,669
Melco International Development Ltd.	824,890	1,164,604
Newocean Energy Holdings Ltd.	2,722,000	1,263,439
Samsonite International SA	116,400	401,880
Shanghai Industrial Holdings Ltd.	467,000	1,581,174
Vitasoy International Holdings Ltd.	529,000	900,826
Total		10,168,762
INDIA 3.0%
Adani Ports & Special Economic Zone Ltd.	326,515	1,575,886
Amara Raja Batteries Ltd.	26,840	371,622
Bharti Infratel Ltd.	346,418	2,431,672
Colgate-Palmolive Co.	49,275	1,577,007
Container Corp. of India Ltd.	77,955	2,050,356
United Breweries Ltd.	100,446	1,470,703
Zee Entertainment Enterprises Ltd.	715,143	4,127,593
Total		13,604,839
INDONESIA 1.6%
PT Ace Hardware Indonesia Tbk	18,492,400	893,684
PT Arwana Citramulia Tbk	16,030,300	637,244
PT Link Net Tbk(a)	3,435,700	1,307,795
PT Matahari Department Store Tbk	1,492,200	1,849,429
PT MNC Sky Vision Tbk(a)	3,380,900	367,696
PT Surya Citra Media Tbk	3,259,000	701,381
PT Tower Bersama Infrastructure Tbk	1,822,300	1,260,883
Total		7,018,112
ISRAEL 0.5%
Caesarstone Sdot-Yam Ltd.	34,422	2,359,284
ITALY 0.3%
Industria Macchine Automatiche SpA	27,870	1,298,762

Common Stocks (continued)

Issuer	Shares	Value ($)
JAPAN 19.5%
Aeon Credit Service Co., Ltd.	74,400	2,064,193
Aeon Mall Co., Ltd.	162,800	3,048,556
Aica Kogyo Co., Ltd.	60,300	1,400,701
Aozora Bank Ltd.	553,000	2,086,477
Ariake Japan Co., Ltd.	44,400	1,816,979
Asahi Diamond Industrial Co., Ltd.	101,900	1,148,051
Benesse Holdings, Inc.	54,200	1,358,762
cocokara fine, Inc.	1,600	55,040
Daiseki Co., Ltd.	73,700	1,425,646
Disco Corp.	18,700	1,545,907
Doshisha Co., Ltd.	85,200	1,510,778
Dowa Holdings Co., Ltd.	28,000	264,607
Ezaki Glico Co., Ltd.	36,900	1,832,558
Familymart Co., Ltd.	56,500	2,598,161
Glory Ltd.	98,300	2,908,127
Hamamatsu Photonics KK	45,700	1,347,562
Hikari Tsushin, Inc.	17,900	1,206,424
Hirose Electric Co., Ltd.	13,655	1,956,471
Hoshizaki Electric Co., Ltd.	22,400	1,317,556
Icom, Inc.	3,200	80,589
IHI Corp.	381,000	1,774,002
Industrial & Infrastructure Fund Investment Corp.	289	1,304,997
Japan Airport Terminal Co., Ltd.	29,300	1,594,669
Japan Retail Fund Investment Corp.	661	1,321,794
Jin Co., Ltd.	51,500	2,219,863
Kaken Pharmaceutical Co., Ltd.	38,100	1,330,128
Kansai Paint Co., Ltd.	91,811	1,422,447
Kenedix Office Investment Corp.	343	1,718,029
Kintetsu World Express, Inc.	42,500	1,907,300
Milbon Co., Ltd.	11,860	377,393
MISUMI Group, Inc.	110,600	1,570,156
MonotaRO Co., Ltd	19,900	873,564
Moshi Moshi Hotline, Inc.	147,700	1,652,628
Nabtesco Corp.	54,000	1,354,522
Nakanishi, Inc.	5,600	221,251
NGK Insulators Ltd.	129,000	3,319,308
NGK Spark Plug Co., Ltd.	76,600	2,121,374
Nihon Parkerizing Co., Ltd.	94,868	962,290

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Nippon Kayaku Co., Ltd.	194,000	2,091,564
Nippon Paint Holdings Co., Ltd	48,800	1,375,214
Nippon Shokubai Co., Ltd.	84,000	1,149,040
NOF Corp.	296,000	2,374,712
Obic Co., Ltd.	37,500	1,671,852
ORIX JREIT, Inc.	1,487	2,141,753
OSG Corp.	80,600	1,727,730
Otsuka Corp.	34,000	1,587,175
Park24 Co., Ltd.	89,200	1,527,058
Recruit Holdings Co., Ltd.	65,200	1,988,226
Rinnai Corp.	16,500	1,299,294
Santen Pharmaceutical Co., Ltd.	163,600	2,314,732
Stanley Electric Co., Ltd.	59,000	1,228,783
Suruga Bank Ltd.	71,100	1,523,043
Tamron Co., Ltd.	78,000	1,646,134
TOTO Ltd.	83,000	1,495,982
Ushio, Inc.	191,200	2,488,778
Total		87,649,930
JERSEY 0.4%
Regus PLC	390,385	1,602,181
KAZAKHSTAN 0.1%
Halyk Savings Bank of Kazakhstan JSC, GDR	49,650	422,025
MALAYSIA 0.2%
7-Eleven Malaysia Holdings Bhd	130,300	55,256
Aeon Co., Bhd	3,900	3,202
Astro Malaysia Holdings Bhd	1,087,900	887,798
Total		946,256
MEXICO 0.4%
Grupo Aeroportuario del Sureste SAB de CV, ADR	12,526	1,777,064
Qualitas Controladora SAB de CV(a)	43,600	72,151
Total		1,849,215
NETHERLANDS 1.1%
Aalberts Industries NV	86,926	2,581,667
Arcadis NV	3,607	99,204
Brunel International NV	3,704	73,483
Core Laboratories NV	5,689	648,774

Common Stocks (continued)

Issuer	Shares	Value ($)
Gemalto NV	16,788	1,495,042
Koninklijke Vopak NV	2,216	111,827
Total		5,009,997
NEW ZEALAND 0.5%
Auckland International Airport Ltd.	511,102	1,710,602
Ryman Healthcare Ltd.	69,301	371,941
SKYCITY Entertainment Group Ltd.	125,438	356,896
Total		2,439,439
NORWAY 0.4%
Atea ASA	8,116	72,460
Orkla ASA	213,192	1,677,703
Total		1,750,163
PANAMA 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	47,789	1,537,850
PHILIPPINES 1.0%
Melco Crown Philippines Resorts Corp.(a)	5,319,400	603,758
Puregold Price Club, Inc.	1,856,900	1,522,962
Robinsons Retail Holdings, Inc.	760,360	1,255,463
Universal Robina Corp.	203,610	875,484
Total		4,257,667
SINGAPORE 3.1%
CDL Hospitality Trusts	1,147,600	1,388,861
Mapletree Commercial Trust	3,023,900	3,288,425
Mapletree Greater China Commercial Trust	2,803,800	2,122,524
Mapletree Industrial Trust	537,977	623,195
Mapletree Logistics Trust	799,596	670,857
Petra Foods Ltd.	480,800	1,249,434
SIIC Environment Holdings Ltd.(a)	8,305,900	1,201,628
Singapore Exchange Ltd.	595,700	3,460,510
Total		14,005,434
SOUTH AFRICA 2.6%
Coronation Fund Managers Ltd.	759,739	5,146,317
Naspers Ltd., Class N	8,277	1,289,242
Northam Platinum Ltd.(a)	723,567	2,394,444
Rand Merchant Insurance Holdings Ltd.	840,339	2,933,519
Total		11,763,522

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
SOUTH KOREA 3.4%
Koh Young Technology, Inc.	709	26,095
Cheil Worldwide, Inc.(a)	66,737	1,033,122
CJ Corp.	11,623	3,079,328
CJ Hellovision Co., Ltd.	118,359	1,357,972
Grand Korea Leisure Co., Ltd.	26,351	734,696
Hyundai Marine & Fire Insurance Co., Ltd.	21,153	558,764
KCC Corp.	2,851	1,254,517
KT&G Corp.	31,111	2,646,855
LF Corp.	59,385	1,610,889
LS Industrial Systems Co., Ltd.	27,529	1,126,236
Nongshim Co., Ltd.	7,742	2,013,332
Total		15,441,806
SPAIN 1.9%
Bolsas y Mercados Españoles SHMSF SA	25,815	1,044,133
Distribuidora Internacional de Alimentacion SA	537,146	4,102,033
Prosegur Cia de Seguridad SA, Registered Shares	376,180	2,063,370
Viscofan SA	19,948	1,206,467
Total		8,416,003
SWEDEN 1.3%
Hexagon AB, Class B	17,530	635,236
Mekonomen AB	3,313	80,928
Modern Times Group MTG AB, Class B	3,507	94,086
Recipharm AB, B Shares	69,465	1,298,827
Sweco AB, Class B	10,250	134,464
Swedish Match AB	44,235	1,258,239
Unibet Group PLC, SDR	41,641	2,536,681
Total		6,038,461
SWITZERLAND 1.6%
Geberit AG	6,704	2,235,025
Inficon Holding AG	4,367	1,492,333
Partners Group Holding AG	12,253	3,662,991
Total		7,390,349
TAIWAN 5.3%
Advantech Co., Ltd.	174,051	1,195,094
Chroma ATE, Inc.	418,000	923,809
Delta Electronics, Inc.	339,000	1,734,280

Common Stocks (continued)

Issuer	Shares	Value ($)
Far EasTone Telecommunications Co., Ltd.	883,000	2,134,412
Ginko International Co., Ltd.	106,000	1,332,295
Largan Precision Co., Ltd.	23,000	2,625,469
Lite-On Technology Corp.	930,684	1,091,909
Novatek Microelectronics Corp., Ltd.	433,000	2,088,523
PChome Online, Inc.	118,288	1,952,598
President Chain Store Corp.	489,000	3,437,888
Silergy Corp.	15,000	154,503
St. Shine Optical Co., Ltd.	112,000	1,780,313
Vanguard International Semiconductor Corp.	1,392,000	2,221,390
Voltronic Power Technology Corp.	80,000	1,008,261
Total		23,680,744
THAILAND 1.0%
Airports of Thailand PCL	232,400	2,080,209
Home Product Center PCL, Foreign Registered Shares	6,114,441	1,219,775
Robinson Department Store PCL, Foreign Registered Shares	768,500	1,016,707
Total		4,316,691
UNITED KINGDOM 7.8%
Abcam PLC	183,475	1,493,317
Aggreko PLC	104,966	2,373,311
Babcock International Group PLC	83,244	1,412,609
Cable & Wireless Communications PLC	2,388,108	2,499,041
Charles Taylor PLC	218,510	755,334
Connect Group PLC	158,898	353,905
Domino's Pizza Group PLC	111,241	1,358,098
Elementis PLC	304,451	1,227,494
Fidessa Group PLC	53,273	1,904,293
Halfords Group PLC	249,850	2,072,806
Halma PLC	149,161	1,785,893
Jardine Lloyd Thompson Group PLC	140,234	2,300,377
Ocado Group PLC(a)	253,503	1,776,094
Polypipe Group PLC	406,523	1,734,204
PureCircle Ltd.(a)	43,315	275,638
Rightmove PLC	53,599	2,759,805
Shaftesbury PLC	78,432	1,069,691
Smith & Nephew PLC	65,268	1,101,412

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Spirax-Sarco Engineering PLC	66,528	3,546,775
WH Smith PLC	140,071	3,362,922
Total		35,163,019
UNITED STATES 0.9%
Aveva Group PLC	49,020	1,392,570
Cimarex Energy Co.	19,063	2,102,839
Hornbeck Offshore Services, Inc.(a)	21,251	436,283
Total		3,931,692
Total Common Stocks (Cost: $334,007,795)		364,174,636

Money Market Funds 7.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(d)(e)	35,519,896	35,519,896
Total Money Market Funds (Cost: $35,519,896)		35,519,896
Total Investments (Cost: $369,527,691)		399,694,532
Other Assets & Liabilities, Net		49,961,833
Net Assets		449,656,365

Investments in Derivatives

At June 30, 2015, cash totaling $2,519,432 was pledged as collateral.

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
mini MSCI EAFE	560	USD	51,352,000	09/2015	—	(1,164,743)
mini MSCI Emg Mkt	363	USD	17,413,110	09/2015	—	(56,954)
Total			68,765,110		—	(1,221,697)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at June 30, 2015 was $4,389,161, which represents 0.98% of net assets. Information concerning such security holdings at June 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Sihuan Pharmaceutical Holdings Group Ltd.	12/24/2013 - 03/09/2015	4,790,025

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2015, the value of these securities amounted to $4,389,161, which represents 0.98% of net assets.

(d)  The rate shown is the seven-day current annualized yield at June 30, 2015.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	50,441,286	141,105,811	(156,027,201)	35,519,896	18,702	35,519,896

Abbreviation Legend

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

SDR  Swedish Depositary Receipt

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	13,624,623	—	13,624,623
Belgium	—	997,208	—	997,208
Brazil	3,720,399	—	—	3,720,399
Cambodia	—	2,146,812	—	2,146,812
Canada	18,032,929	—	—	18,032,929
Chile	822,146	—	—	822,146
China	3,041,399	10,478,416	4,389,161	17,908,976
Denmark	—	7,388,398	—	7,388,398
Egypt	—	1,334,181	—	1,334,181
Finland	—	4,519,391	—	4,519,391
France	—	7,027,991	—	7,027,991
Germany	—	12,834,820	—	12,834,820
Guatemala	1,067,194	—	—	1,067,194
Guernsey	—	687,365	—	687,365
Hong Kong	1,374,669	8,794,093	—	10,168,762
India	—	13,604,839	—	13,604,839
Indonesia	—	7,018,112	—	7,018,112
Israel	2,359,284	—	—	2,359,284

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Italy	—	1,298,762	—	1,298,762
Japan	—	87,649,930	—	87,649,930
Jersey	—	1,602,181	—	1,602,181
Kazakhstan	—	422,025	—	422,025
Malaysia	—	946,256	—	946,256
Mexico	1,849,215	—	—	1,849,215
Netherlands	648,774	4,361,223	—	5,009,997
New Zealand	—	2,439,439	—	2,439,439
Norway	—	1,750,163	—	1,750,163
Panama	1,537,850	—	—	1,537,850
Philippines	—	4,257,667	—	4,257,667
Singapore	—	14,005,434	—	14,005,434
South Africa	—	11,763,522	—	11,763,522
South Korea	—	15,441,806	—	15,441,806
Spain	—	8,416,003	—	8,416,003
Sweden	—	6,038,461	—	6,038,461
Switzerland	—	7,390,349	—	7,390,349
Taiwan	—	23,680,744	—	23,680,744
Thailand	—	4,316,691	—	4,316,691
United Kingdom	—	35,163,019	—	35,163,019
United States	2,539,122	1,392,570	—	3,931,692
Total Common Stocks	36,992,981	322,792,494	4,389,161	364,174,636
Money Market Funds	35,519,896	—	—	35,519,896
Total Investments	72,512,877	322,792,494	4,389,161	399,694,532
Derivatives
Liabilities
Futures Contracts	(1,221,697)	—	—	(1,221,697)
Total	71,291,180	322,792,494	4,389,161	398,472,835

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the subscription price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	4,888,917	4,888,917	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — DFA International Value Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.2%

Issuer	Shares	Value ($)
AUSTRALIA 6.4%
Alumina Ltd.	858,644	1,010,711
AMP Ltd.	151,816	704,474
Asciano Ltd.	593,228	3,039,854
Aurizon Holdings Ltd.	547,128	2,161,327
Bank of Queensland Ltd.	164,561	1,619,192
Beach Energy Ltd	5,042	4,083
Bendigo & Adelaide Bank Ltd.	208,201	1,968,681
BHP Billiton Ltd.	955,706	19,495,277
BHP Billiton Ltd., ADR	78,633	3,201,149
BlueScope Steel Ltd.	46,081	106,343
Boral Ltd.	393,776	1,773,907
Echo Entertainment Group Ltd.	361,800	1,214,528
Fairfax Media Ltd.	375,405	235,659
Fortescue Metals Group Ltd.	416,624	613,585
GrainCorp Ltd., Class A	34,168	224,966
Harvey Norman Holdings Ltd.	287,196	997,265
Incitec Pivot Ltd.	802,476	2,379,133
Lend Lease Group	184,104	2,128,658
Macquarie Group Ltd.	200,707	12,575,380
National Australia Bank Ltd.	340,821	8,753,672
New Hope Corp., Ltd.	2,741	3,997
Newcrest Mining Ltd.(a)	442,648	4,457,085
Orica Ltd.	130,494	2,142,042
Origin Energy Ltd.	460,450	4,249,627
Primary Health Care Ltd	45,620	177,067
Qantas Airways Ltd.(a)	592,352	1,439,406
QBE Insurance Group Ltd.	396,492	4,175,101
Rio Tinto Ltd.	151,347	6,260,735
Santos Ltd.	667,074	4,027,582
Seven Group Holdings Ltd.	42,656	214,949
Sims Metal Management Ltd.	26,527	212,168
South32 Ltd.(a)	483,166	667,288
South32 Ltd., ADR(a)	31,453	211,050
Suncorp Group Ltd.	571,222	5,909,903
Tabcorp Holdings Ltd	161,377	565,666
Tatts Group Ltd.	703,502	2,017,120
Treasury Wine Estates Ltd.	292,784	1,124,384
Wesfarmers Ltd.	362,056	10,888,162

Common Stocks (continued)

Issuer	Shares	Value ($)
Woodside Petroleum Ltd.	357,024	9,420,678
WorleyParsons Ltd.	81,344	653,093
Total		123,024,947
AUSTRIA 0.2%
Erste Group Bank AG(a)	43,396	1,232,481
OMV AG	47,202	1,298,739
Raiffeisen Bank International AG(a)	27,151	395,014
Total		2,926,234
BELGIUM 1.4%
Ageas	97,010	3,737,177
Colruyt SA	24,031	1,076,058
Delhaize Group	87,793	7,248,696
KBC Groep NV	96,304	6,435,427
Proximus	71,819	2,535,734
Solvay SA	32,929	4,530,123
UCB SA	12,535	899,827
Umicore SA	30,334	1,438,273
Total		27,901,315
CANADA 8.6%
Agnico Eagle Mines Ltd.	52,164	1,479,893
Agnico Eagle Mines Ltd.	42,000	1,192,410
Agrium, Inc.	50,795	5,381,730
Bank of Montreal	156,373	9,269,792
Bank of Montreal	22,300	1,321,396
Barrick Gold Corp.	453,570	4,835,056
Barrick Gold Corp.	145,295	1,552,993
Blackberry Ltd.(a)	154,986	1,266,939
Bonavista Energy Corp.	61,742	335,651
Cameco Corp.	34,410	491,375
Cameco Corp.	128,710	1,841,511
Canadian Natural Resources Ltd.	349,361	9,488,645
Canadian Natural Resources Ltd.	288,734	7,841,359
Canadian Oil Sands Ltd.	377,481	3,052,489
Canadian Tire Corp., Ltd., Class A	54,329	5,810,463
Cenovus Energy, Inc.	91,022	1,455,332
Cenovus Energy, Inc.	106,630	1,707,146
Crescent Point Energy Corp.	260,588	5,347,374
Crescent Point Energy Corp.	138,030	2,826,854

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Eldorado Gold Corp.	176,636	732,566
Empire Co., Ltd., Class A	30,949	2,179,811
Enbridge Income Fund Holdings, Inc.	8,000	221,169
EnCana Corp.	393,029	4,333,074
EnCana Corp.	346,210	3,815,234
Enerplus Corp.	112,724	989,155
Enerplus Corp.	27,360	240,494
Ensign Energy Services, Inc.	52,725	516,697
Fairfax Financial Holdings Ltd.	19,544	9,637,117
First Quantum Minerals Ltd.	292,473	3,823,926
Genworth MI Canada, Inc.	14,910	391,552
George Weston Ltd.	14,996	1,177,948
Goldcorp, Inc.	266,100	4,318,532
Goldcorp, Inc.	2,887	46,769
Hudson's Bay Co.	11,501	255,527
Husky Energy, Inc.	200,877	3,842,235
IAMGOLD Corp.(a)	5,200	10,408
Industrial Alliance Insurance & Financial Services, Inc.	53,510	1,799,804
Kinross Gold Corp.(a)	502,300	1,170,291
Loblaw Companies Ltd.	2,429	122,675
Lundin Mining Corp.(a)	256,111	1,051,921
Magna International, Inc.	62,317	3,497,535
Manulife Financial Corp.	713,154	13,252,445
Manulife Financial Corp.	12,687	235,851
Maple Leaf Foods, Inc.	13,469	255,469
MEG Energy Corp.(a)	124,392	2,031,703
New Gold, Inc.(a)	26,750	71,747
Pacific Rubiales Energy Corp.	191,132	720,762
Pan American Silver Corp.	6,100	52,399
Pan American Silver Corp.	29,214	251,208
Pengrowth Energy Corp.	216,979	542,013
Penn West Petroleum Ltd.	217,479	374,363
Precision Drilling Corp.	150,594	1,012,802
Sun Life Financial, Inc.	11,651	389,143
Sun Life Financial, Inc.	151,020	5,042,061
Suncor Energy, Inc.	801,453	22,073,646
Suncor Energy, Inc.	41,466	1,141,144
Teck Resources Ltd.	200	2,298
Teck Resources Ltd., Class B	218,255	2,163,328

Common Stocks (continued)

Issuer	Shares	Value ($)
Thomson Reuters Corp.	56,600	2,155,241
TMX Group Ltd.	2,804	119,322
TransAlta Corp.	800	6,200
TransAlta Corp.	147,821	1,145,642
Turquoise Hill Resources Ltd.(a)	150,634	572,868
Whitecap Resources, Inc.	104,524	1,102,984
Yamana Gold, Inc.	334,663	1,007,472
Total		166,394,959
DENMARK 1.7%
AP Moller - Maersk A/S, Class A	1,833	3,218,481
AP Moller - Maersk A/S, Class B	3,338	6,045,601
Carlsberg A/S, Class B	53,524	4,858,983
Danske Bank A/S	146,944	4,321,430
DSV A/S	18,252	591,317
FLSmidth & Co. A/S	4,694	225,865
H Lundbeck A/S(a)	26,684	514,388
Jyske Bank A/S(a)	6,045	303,700
Rockwool International A/S, Class B	957	143,581
TDC A/S	436,871	3,203,464
Vestas Wind Systems A/S	192,157	9,590,765
Total		33,017,575
FINLAND 0.7%
Fortum OYJ	209,607	3,724,864
Kesko OYJ, Class A	116	3,815
Kesko OYJ, Class B	5,614	195,336
Neste OYJ	67,957	1,731,915
Stora Enso OYJ, Class R	365,243	3,764,481
UPM-Kymmene OYJ	269,838	4,774,153
Total		14,194,564
FRANCE 9.5%
ArcelorMittal	727,077	7,078,808
AXA SA	530,873	13,393,419
BNP Paribas SA	302,368	18,253,685
Bollore SA	269,012	1,432,060
Bouygues SA	114,258	4,271,705
Casino Guichard Perrachon SA	30,576	2,316,255
Cie de Saint-Gobain	277,455	12,456,340
Cie Generale des Etablissements Michelin	44,998	4,715,102

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
CNP Assurances	105,969	1,769,730
Credit Agricole SA	268,026	3,986,108
Eiffage SA	1,300	72,320
Electricite de France SA	93,967	2,095,181
Eramet(a)	1,530	118,513
GDF Suez	595,276	11,043,023
Lafarge SA	94,686	6,253,413
Lagardere SCA	42,592	1,242,173
Natixis SA	324,980	2,338,671
Orange SA	817,276	12,582,841
Peugeot SA(a)	262,374	5,395,302
Renault SA	125,924	13,114,890
Rexel SA	90,320	1,456,024
SCOR SE	86,902	3,065,852
Societe Generale SA	411,399	19,203,592
STMicroelectronics NV	306,123	2,510,123
Thales SA	6,636	400,683
Total SA	655,553	31,842,829
Vallourec SA	34,438	703,363
Vivendi SA	31,845	803,241
Total		183,915,246
GERMANY 6.8%
Allianz SE, Registered Shares	167,800	26,133,925
Bayerische Motoren Werke AG	181,582	19,875,227
Commerzbank AG(a)	440,640	5,632,150
Daimler AG, Registered Shares	352,035	32,040,930
Deutsche Bank AG, Registered Shares	313,689	9,424,848
Deutsche Lufthansa AG, Registered Shares(a)	114,947	1,482,039
Deutsche Telekom AG, Registered Shares	131,417	2,263,582
E.ON SE	425,455	5,668,104
Fraport AG Frankfurt Airport Services Worldwide	11,462	719,935
Hannover Rueckversicherung AG	10,507	1,016,634
HeidelbergCement AG	83,255	6,602,059
K+S AG	104,958	4,421,313
Metro AG	68,922	2,172,969
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Registered Shares	34,141	6,051,871

Common Stocks (continued)

Issuer	Shares	Value ($)
OSRAM Licht AG	7,101	340,055
RWE AG	84,305	1,812,547
Talanx AG	41,201	1,264,993
Telefonica Deutschland Holding AG	180,837	1,042,303
Volkswagen AG	16,244	3,758,651
Total		131,724,135
HONG KONG 2.9%
Cathay Pacific Airways Ltd.	998,000	2,451,996
Cheung Kong Property Holding Ltd.(a)	411,768	3,415,663
CK Hutchison Holdings Ltd.	411,768	6,053,805
FIH Mobile Ltd.	1,093,000	661,309
Guoco Group Ltd.	1,000	12,057
Hang Lung Group Ltd.	308,000	1,355,660
Hang Lung Properties Ltd.	1,689,000	5,019,579
Henderson Land Development Co., Ltd.	233,536	1,596,443
Hongkong & Shanghai Hotels Ltd. (The)	105,750	146,671
Hopewell Holdings Ltd.	200,500	734,079
Kerry Logistics Network Ltd.	59,000	93,207
Kerry Properties Ltd.	406,500	1,593,403
MTR Corp.	499,005	2,321,659
New World Development Co., Ltd.	4,271,790	5,581,724
NWS Holdings Ltd.	120,469	174,144
Orient Overseas International Ltd.	130,000	663,540
Shangri-La Asia Ltd.	852,000	1,187,898
Sino Land Co., Ltd.	770,889	1,286,704
Sun Hung Kai Properties Ltd.	618,476	10,008,662
Swire Pacific Ltd., Class A	376,500	4,727,704
Swire Pacific Ltd., Class B	90,000	211,353
Wharf Holdings Ltd. (The)	394,000	2,618,345
Wheelock & Co., Ltd.	648,000	3,306,528
Yue Yuen Industrial Holdings Ltd.	162,000	541,875
Total		55,764,008
IRELAND 0.2%
Bank of Ireland(a)	8,186,144	3,303,727
Bank of Ireland, ADR(a)	27,096	435,704
Total		3,739,431
ISRAEL 0.4%
Azrieli Group	1,658	66,206
Bank Hapoalim BM	561,883	3,026,824

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Bank Leumi Le-Israel BM(a)	449,830	1,902,327
Elbit Systems Ltd.	400	31,304
Israel Discount Bank Ltd., Class A(a)	525,173	1,008,195
Mizrahi Tefahot Bank Ltd.	65,656	814,361
Teva Pharmaceutical Industries Ltd., ADR	3,480	205,668
Total		7,054,885
ITALY 1.4%
Banca Monte dei Paschi di Siena SpA(a)	544,236	1,059,370
Banco Popolare SC(a)	44,104	725,739
Intesa Sanpaolo SpA	59,655	216,279
Mediobanca SpA	163,222	1,600,408
Telecom Italia SpA(a)	4,606,798	5,844,639
UniCredit SpA	2,200,704	14,782,060
Unione di Banche Italiane SCPA	430,913	3,456,501
Total		27,684,996
JAPAN 21.6%
77 Bank Ltd. (The)	154,000	938,861
Aeon Co., Ltd.	490,100	6,954,562
Aisin Seiki Co., Ltd.	125,100	5,319,160
Alfresa Holdings Corp.	74,000	1,151,525
Amada Holdings Co., Ltd.	158,400	1,671,928
Asahi Glass Co., Ltd.	518,000	3,109,832
Asahi Kasei Corp.	933,000	7,653,010
Bank of Kyoto Ltd. (The)	115,000	1,322,862
Bank of Yokohama Ltd. (The)	470,000	2,878,268
Calsonic Kansei Corp.	32,000	227,548
Canon Marketing Japan, Inc.	21,000	357,124
Chiba Bank Ltd. (The)	267,000	2,033,151
Chugoku Bank Ltd. (The)	51,000	803,853
Citizen Holdings Co., Ltd.	109,300	762,559
Coca-Cola East Japan Co., Ltd.	15,100	279,212
Coca-Cola West Co., Ltd.	25,500	460,243
COMSYS Holdings Corp.	19,000	282,632
Cosmo Oil Company Ltd.(a)	256,000	416,126
Dai Nippon Printing Co., Ltd.	228,000	2,352,699
Daicel Corp.	41,000	526,120
Daido Steel Co., Ltd.	95,000	395,721
Daihatsu Motor Co., Ltd.	88,500	1,259,637
Daiichi Sankyo Co., Ltd.	137,600	2,542,926

Common Stocks (continued)

Issuer	Shares	Value ($)
Dainippon Sumitomo Pharma Co., Ltd.	11,500	126,733
Denki Kagaku Kogyo KK	160,000	710,965
DIC Corp.	148,000	369,493
Ebara Corp.	129,000	624,245
Fuji Media Holdings, Inc.	11,100	147,270
FUJIFILM Holdings Corp.	179,100	6,391,725
Fujikura Ltd.	25,000	139,771
Fukuoka Financial Group, Inc.	326,000	1,689,694
Fukuyama Transporting Co., Ltd.	19,000	105,319
Furukawa Electric Co., Ltd.	342,000	609,141
Glory Ltd.	16,800	497,015
Gunma Bank Ltd. (The)	114,000	841,133
H2O Retailing Corp.	25,700	535,175
Hachijuni Bank Ltd. (The)	126,000	950,046
Hankyu Hanshin Holdings, Inc.	518,000	3,057,737
Hiroshima Bank Ltd. (The)	161,000	961,369
Hitachi Capital Corp.	15,500	409,828
Hitachi Chemical Co., Ltd.	36,500	657,402
Hitachi Construction Machine Co., Ltd.	67,700	1,185,121
Hitachi Ltd.	253,000	1,666,650
Hitachi Transport System Ltd	13,300	220,755
Hokuhoku Financial Group, Inc.	284,000	670,025
Honda Motor Co., Ltd.	675,200	21,822,364
House Foods Group, Inc.	28,700	545,431
Ibiden Co., Ltd.	75,900	1,283,576
Idemitsu Kosan Co., Ltd.	42,100	825,915
Iida Group Holdings Co., Ltd.	34,700	551,637
Inpex Corp.	90,600	1,028,396
ITOCHU Corp.	672,000	8,875,249
Iyo Bank Ltd. (The)	77,600	952,691
J Front Retailing Co., Ltd.	146,500	2,757,318
JFE Holdings, Inc.	209,000	4,630,582
Joyo Bank Ltd. (The)	105,000	587,940
JSR Corp.	23,200	409,557
JTEKT Corp.	46,600	881,226
JX Holdings, Inc.	899,700	3,878,923
K's Holdings Corp.	20,200	727,535
Kamigumi Co., Ltd.	103,000	966,847
Kaneka Corp.	166,000	1,212,289
Kawasaki Kisen Kaisha Ltd.	605,000	1,427,281

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Kirin Holdings Co., Ltd.	90,400	1,245,185
Kobe Steel Ltd.	2,089,000	3,514,560
Konica Minolta, Inc.	251,800	2,934,769
Kuraray Co., Ltd.	166,100	2,028,971
Kyocera Corp.	40,600	2,110,894
LIXIL Group Corp.	131,000	2,598,470
Marubeni Corp.	1,206,000	6,920,816
Marui Group Co., Ltd.	76,900	1,038,962
Medipal Holdings Corp.	61,200	996,801
Mitsubishi Chemical Holdings Corp.	970,300	6,099,917
Mitsubishi Corp.	244,100	5,366,297
Mitsubishi Gas Chemical Co., Inc.	156,000	873,484
Mitsubishi Heavy Industries Ltd.	347,000	2,109,398
Mitsubishi Logistics Corp.	24,000	314,989
Mitsubishi Materials Corp.	754,000	2,895,149
Mitsubishi UFJ Financial Group, Inc.	3,965,600	28,530,376
Mitsui & Co., Ltd.	471,000	6,399,066
Mitsui Chemicals, Inc.	556,000	2,065,693
Mitsui OSK Lines Ltd.	441,000	1,411,637
Mizuho Financial Group, Inc.	10,913,500	23,613,895
MS&AD Insurance Group Holdings, Inc.	94,500	2,941,624
Nagase & Co., Ltd.	31,400	432,734
NEC Corp.	1,922,000	5,816,263
NH Foods Ltd.	55,000	1,254,257
NHK Spring Co., Ltd.	75,200	827,980
Nikon Corp.	192,200	2,221,197
Nippo Corp.	18,000	308,573
Nippon Electric Glass Co., Ltd.	156,000	788,890
Nippon Express Co., Ltd.	601,000	2,952,969
Nippon Paper Industries Co., Ltd.	49,100	859,986
Nippon Shokubai Co., Ltd.	42,000	574,520
Nippon Steel & Sumitomo Metal Corp.	3,276,000	8,494,192
Nippon Yusen KK	1,193,000	3,321,378
Nishi-Nippon City Bank Ltd. (The)	175,000	504,210
Nissan Motor Co., Ltd.	1,075,500	11,235,699
Nissan Shatai Co., Ltd.	5,800	79,345
Nisshin Seifun Group, Inc.	86,035	1,143,516
Nisshin Steel Co., Ltd	14,400	178,417
Nisshinbo Holdings, Inc.	61,000	681,775
Common Stocks (continued)

Issuer	Shares	Value ($)
NOK Corp.	15,700	486,446
Nomura Holdings, Inc.	457,400	3,088,295
Nomura Real Estate Holdings, Inc.	10,500	220,381
NTN Corp.	289,000	1,815,546
NTT DoCoMo, Inc.	275,700	5,293,043
NTT DoCoMo, Inc., ADR	3,334	63,779
Obayashi Corp.	146,000	1,064,654
Oji Holdings Corp.	539,000	2,342,402
Otsuka Holdings Co., Ltd.	112,700	3,590,982
Resona Holdings, Inc.	960,150	5,236,782
Ricoh Co., Ltd.	550,900	5,706,753
Sankyo Co., Ltd.	15,700	555,840
SBI Holdings, Inc.	65,000	893,583
Sega Sammy Holdings, Inc.	20,200	264,121
Seino Holdings Corp.	62,000	694,098
Sekisui House Ltd.	367,800	5,841,017
Shiga Bank Ltd. (The)	4,000	21,545
Shinsei Bank Ltd.	441,000	888,731
Shizuoka Bank Ltd. (The)	88,000	918,607
Showa Denko KK	672,000	889,893
Showa Shell Sekiyu KK	72,100	629,977
SKY Perfect JSAT Holdings, Inc.	97,500	523,239
Sojitz Corp.	524,100	1,272,858
Sompo Japan Nipponkoa Holdings, Inc.	96,400	3,529,805
Sony Corp.(a)	136,600	3,879,012
Sumitomo Chemical Co., Ltd.	1,104,000	6,633,281
Sumitomo Corp.	206,900	2,408,196
Sumitomo Electric Industries Ltd.	326,300	5,050,259
Sumitomo Forestry Co., Ltd.	81,100	1,000,133
Sumitomo Heavy Industries Ltd.	238,000	1,386,194
Sumitomo Metal Mining Co., Ltd.	354,000	5,383,976
Sumitomo Mitsui Financial Group, Inc.	593,600	26,426,599
Sumitomo Mitsui Trust Holdings, Inc.	962,000	4,400,767
Sumitomo Rubber Industries Ltd.	111,000	1,719,425
Suzuken Co., Ltd.	31,240	999,462
Suzuki Motor Corp.	58,000	1,957,469
T&D Holdings, Inc.	394,400	5,879,529
Takashimaya Co., Ltd.	110,000	997,084
Takata Corp.(a)	6,900	75,100
TDK Corp.	54,700	4,188,516

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Teijin Ltd.	611,000	2,370,961
The Dai-ichi Life Insurance Co., Ltd.	192,900	3,788,078
Tokai Rika Co., Ltd.	23,200	579,483
Tokio Marine Holdings, Inc.	97,100	4,038,302
Toppan Printing Co Ltd	226,000	1,889,348
Toshiba Corp.	1,880,000	6,447,078
Toshiba TEC Corp.	10,000	54,104
Tosoh Corp.	153,000	950,680
Toyo Seikan Group Holdings Ltd.	65,700	1,054,052
Toyoda Gosei Co., Ltd.	28,800	694,203
Toyota Boshoku Corp.	22,600	380,853
Toyota Tsusho Corp.	145,800	3,912,273
Ube Industries Ltd.	267,000	503,661
UNY Group Holdings Co., Ltd.	89,400	571,766
Wacoal Holdings Corp.	15,000	175,301
Yamada Denki Co., Ltd.	391,900	1,567,710
Yamaguchi Financial Group, Inc.	82,000	1,021,086
Yamaha Corp.	65,600	1,322,142
Yamato Kogyo Co., Ltd.	12,900	301,320
Yamazaki Baking Co., Ltd	33,000	549,484
Yokohama Rubber Co., Ltd. (The)	47,500	953,118
Zeon Corp.	18,000	166,009
Total		418,826,173
NETHERLANDS 1.6%
Aegon NV	379,367	2,788,001
Akzo Nobel NV	21,702	1,579,173
Boskalis Westminster NV	17,341	848,701
ING Groep NV-CVA	790,176	13,046,534
Koninklijke Ahold NV	87,815	1,644,729
Koninklijke DSM NV	100,471	5,824,523
Koninklijke KPN NV	682,155	2,608,516
Koninklijke Philips NV	31,313	797,229
Koninklijke Philips NV	95,142	2,420,495
Total		31,557,901
NEW ZEALAND 0.1%
Auckland International Airport Ltd.	91,445	306,056
Contact Energy Ltd.	64,131	217,727
Fletcher Building Ltd.	167,413	921,226
Total		1,445,009

Common Stocks (continued)

Issuer	Shares	Value ($)
NORWAY 0.6%
DNB ASA	3,796	63,328
Norsk Hydro ASA	401,382	1,691,953
Petroleum Geo-Services ASA	16,305	87,738
Seadrill Ltd.	153,385	1,598,321
Seadrill Ltd.	139,202	1,439,349
SpareBank 1 SR-Bank ASA	6,539	43,577
Statoil ASA	212,513	3,797,368
Statoil ASA, ADR	46,724	836,360
Stolt-Nielsen Ltd.	3,206	54,384
Storebrand ASA(a)	148,298	611,694
Subsea 7 SA(a)	80,532	788,326
Wilh Wilhelmsen ASA	4,060	24,441
Yara International ASA	19,710	1,026,671
Total		12,063,510
PAPUA NEW GUINEA —%
Oil Search Ltd.	42,784	235,170
PORTUGAL —%
Banco Espirito Santo SA, Registered Shares(a)(b)	533,756	23,802
EDP Renovaveis SA	97,938	693,332
Total		717,134
SINGAPORE 1.2%
CapitaLand Ltd.	560,700	1,456,006
City Developments Ltd.	211,700	1,536,210
DBS Group Holdings Ltd.	297,475	4,564,353
Frasers Centrepoint Ltd.	69,300	91,269
Golden Agri-Resources Ltd.	3,841,000	1,169,554
Hutchison Port Holdings Trust	3,179,500	2,002,602
Neptune Orient Lines Ltd.(a)	276,000	167,955
Noble Group Ltd.	2,289,300	1,289,762
Olam International Ltd.	205,000	286,071
OUE Ltd.	150,000	221,628
Oversea-Chinese Banking Corp., Ltd.	320,100	2,417,383
SembCorp Industries Ltd.	438,900	1,266,764
Singapore Airlines Ltd.	505,300	4,023,211
United Industrial Corp., Ltd.	20,000	50,310
UOL Group Ltd.	114,089	585,593

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Venture Corp., Ltd.	76,700	439,636
Wilmar International Ltd.	687,100	1,672,323
Total		23,240,630
SPAIN 2.9%
Acciona SA(a)	10,232	772,606
Banco De Sabadell SA	35,226	85,023
Banco de Sabadell SA	2,087,244	5,037,875
Banco Popular Espanol SA	548,806	2,659,040
Banco Santander SA	2,557,347	17,859,022
CaixaBank SA	359,546	1,665,890
Iberdrola SA	2,483,468	16,728,445
Mapfre SA	553,813	1,905,970
Repsol SA	525,247	9,222,749
Total		55,936,620
SWEDEN 3.2%
Boliden AB	300,922	5,484,938
Meda AB, Class A	127,418	1,773,740
Nordea Bank AB	768,820	9,589,557
Saab AB, Class B	76,262	1,864,727
Skandinaviska Enskilda Banken AB	9,980	120,990
Skandinaviska Enskilda Banken AB, Class A	887,150	11,343,740
SSAB AB, Class A(a)	52,196	272,696
SSAB AB, Class B(a)	24,533	109,498
Svenska Cellulosa AB SCA, Class A	21,080	537,817
Svenska Cellulosa AB, Class B	265,272	6,745,519
Svenska Handelsbanken AB, Class A	195,816	2,858,162
Swedbank AB, Class A	149,124	3,477,224
Tele2 AB, Class B	300,000	3,488,603
Telefonaktiebolaget LM Ericsson	522	5,100
Telefonaktiebolaget LM Ericsson, Class B	676,260	7,007,453
TeliaSonera AB	1,125,998	6,629,790
Total		61,309,554
SWITZERLAND 8.9%
ABB Ltd.	1,021,872	21,400,346
Adecco SA, Registered Shares	117,452	9,534,849
Alpiq Holding AG, Registered Shares	691	60,456
Aryzta AG	46,457	2,290,676

Common Stocks (continued)

Issuer	Shares	Value ($)
Baloise Holding AG, Registered Shares	17,262	2,104,784
Cie Financiere Richemont SA, Class A, Registered Shares	126,588	10,296,826
Clariant AG, Registered Shares	194,112	3,977,952
Credit Suisse Group AG, Registered Shares	426,966	11,736,485
Dufry AG, Registered Shares(a)	666	92,746
Galenica AG, Registered Shares	428	446,563
Glencore PLC	1,643,967	6,594,611
Helvetia Holding AG	244	139,492
Holcim Ltd., Registered Shares	117,102	8,642,214
Julius Baer Group Ltd.	55,920	3,137,070
Lonza Group AG, Registered Shares	34,313	4,583,875
Novartis AG, Registered Shares	234,875	23,149,614
Sulzer AG, Registered Shares	7,927	815,211
Swatch Group AG (The)	2,493	970,855
Swatch Group AG (The), Registered Shares	10,179	764,282
Swiss Life Holding AG, Registered Shares	9,366	2,144,778
Swiss Re AG	209,770	18,566,199
Syngenta AG, ADR	22,894	1,868,379
Syngenta AG, Registered Shares	14,674	5,964,084
UBS AG	610,968	12,958,442
Zurich Insurance Group AG	69,490	21,152,847
Total		173,393,636
UNITED KINGDOM 17.9%
Anglo American PLC	749,045	10,810,165
Aviva PLC	515,780	3,991,315
Barclays Bank PLC	8,137,069	33,305,886
Barclays PLC, ADR	460,547	7,571,393
Barratt Developments PLC	212,168	2,048,552
BP PLC	5,195,793	34,300,581
BP PLC, ADR	835,631	33,391,815
Carnival PLC, ADR	49,251	2,525,591
HSBC Holdings PLC, ADR	834,754	37,405,327
International Consolidated Airlines Group SA(a)	180,657	1,404,242
Investec PLC	143,759	1,292,041
J Sainsbury PLC	1,654,935	6,898,640
KAZ Minerals PLC(a)	35,477	113,382

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Kingfisher PLC	986,098	5,381,088
Lloyds Banking Group PLC	15,183,071	20,335,194
Lloyds Banking Group PLC, ADR	220,971	1,199,873
Lonmin PLC(a)	10,072	17,709
Old Mutual PLC	765,456	2,423,486
Royal Bank of Scotland Group PLC, ADR(a)	363,625	4,025,329
Royal Dutch Shell PLC, ADR, Class A	249,907	14,247,198
Royal Dutch Shell PLC, ADR, Class B	267,476	15,339,749
Royal Dutch Shell PLC, Class A	666,605	18,854,078
RSA Insurance Group PLC	247,569	1,545,079
Standard Chartered PLC	1,412,822	22,620,745
Vedanta Resources PLC	13,780	112,589
Vodafone Group PLC	16,215,709	58,563,323
Vodafone Group PLC, ADR	48,341	1,762,029
Wm Morrison Supermarkets PLC	1,872,350	5,319,009
Total		346,805,408
Total Common Stocks (Cost: $1,821,706,404)		1,902,873,040

Preferred Stocks 1.3%

Issuer	Shares	Value ($)
GERMANY 1.3%
BMW AG	10,302	872,070
Porsche Automobil Holding SE	45,153	3,804,103
Volkswagen AG	89,162	20,675,661
Total		25,351,834
Total Preferred Stocks (Cost: $27,068,999)		25,351,834

Rights —%

SPAIN —%
Repsol SA Rights(a)	269,769	139,849
Total Rights (Cost: $148,071)		139,849

Money Market Funds 1.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(c)(d)	37,363,883	37,363,883
Total Money Market Funds (Cost: $37,363,883)		37,363,883
Total Investments (Cost: $1,886,287,357)		1,965,728,606
Other Assets & Liabilities, Net		(27,245,597)
Net Assets		1,938,483,009

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2015, the value of these securities amounted to $23,802, which represents less than 0.01% of net assets.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,024,787	289,035,675	(255,696,579)	37,363,883	5,939	37,363,883

Abbreviation Legend

ADR  American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	3,201,149	119,823,798	—	123,024,947
Austria	—	2,926,234	—	2,926,234
Belgium	—	27,901,315	—	27,901,315
Canada	166,394,959	—	—	166,394,959
Denmark	—	33,017,575	—	33,017,575
Finland	—	14,194,564	—	14,194,564
France	—	183,915,246	—	183,915,246
Germany	—	131,724,135	—	131,724,135
Hong Kong	—	55,764,008	—	55,764,008
Ireland	435,704	3,303,727	—	3,739,431
Israel	236,972	6,817,913	—	7,054,885
Italy	—	27,684,996	—	27,684,996
Japan	63,779	418,762,394	—	418,826,173
Netherlands	797,229	30,760,672	—	31,557,901
New Zealand	—	1,445,009	—	1,445,009
Norway	2,275,709	9,787,801	—	12,063,510
Papua New Guinea	—	235,170	—	235,170
Portugal	—	693,332	23,802	717,134
Singapore	—	23,240,630	—	23,240,630
Spain	—	55,936,620	—	55,936,620
Sweden	—	61,309,554	—	61,309,554
Switzerland	1,868,379	171,525,257	—	173,393,636
United Kingdom	117,468,304	229,337,104	—	346,805,408
Total Common Stocks	292,742,184	1,610,107,054	23,802	1,902,873,040
Preferred Stocks
Germany	—	25,351,834	—	25,351,834
Rights
Spain	—	139,849	—	139,849
Money Market Funds	37,363,883	—	—	37,363,883
Total Investments	330,106,067	1,635,598,737	23,802	1,965,728,606

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Senior Loans 69.9%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 2.9%
Armor Holding II LLC 1st Lien Term Loan(a)(b) 06/26/20	5.750%	623,374	618,960
DAE Aviation Holdings, Inc. Tranche B1 Term Loan(a)(b) 11/02/18	5.000%	543,440	543,169
IAP Worldwide Services, Inc.(a)(b) 2nd Lien Term Loan 07/18/19	6.731%	929,790	906,545
IAP Worldwide Services, Inc.(a)(b)(c) Term Loan 07/18/18	6.250%	678,751	661,782
Standard Aero Ltd. Tranche B2 Term Loan(a)(b) 11/02/18	5.000%	245,594	245,471
TransDigm, Inc. Tranche D Term Loan(a)(b) 06/04/21	3.750%	1,296,726	1,285,237
Total			4,261,164
AUTOMOTIVE 0.8%
Affinia Group, Inc. Tranche B2 Term Loan(a)(b) 04/27/20	4.750%	430,258	430,258
Gates Global LLC Term Loan(a)(b) 07/06/21	4.250%	797,990	785,023
Total			1,215,281
BROKERAGE/ASSET MANAGERS/EXCHANGES 1.2%
Guggenheim Partners Investment Management Holdings LLC Term Loan(a)(b) 07/22/20	4.500%	1,181,970	1,186,378
RCS Capital Corp. 1st Lien Term Loan(a)(b) 04/29/19	6.500%	487,013	487,013
Total			1,673,391
BUILDING MATERIALS 0.2%
CPG International, Inc. Term Loan(a)(b) 09/30/20	4.750%	299,239	296,246
CABLE AND SATELLITE 1.1%
Intelsat Jackson Holdings SA Tranche B2 Term Loan(a)(b) 06/30/19	3.750%	1,300,000	1,288,898

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
TWCC Holding Corp. Tranche B-1 Term Loan(a)(b) 02/13/20	5.750%	370,970	365,521
Total			1,654,419
CHEMICALS 2.1%
Aruba Investments, Inc. Tranche B1 Term Loan(a)(b)(c) 02/02/22	4.500%	167,537	167,328
INEOS U.S. Finance LLC Term Loan(a)(b) 03/31/22	4.250%	425,000	424,787
Platform Specialty Products Corp.(a)(b) Tranche B 1st Lien Term Loan 06/07/20	4.500%	624,344	625,125
Tranche B2 Term Loan 06/07/20	4.750%	373,125	374,323
Tronox Pigments BV Term Loan(a)(b) 03/19/20	4.250%	997,456	996,837
Univar, Inc. Tranche B Term Loan(a)(b) 06/09/22	3.250%	425,000	422,875
Total			3,011,275
CONSTRUCTION MACHINERY 1.1%
Brock Holdings III, Inc. 1st Lien Term Loan(a)(b) 03/16/17	6.000%	498,620	495,504
Doosan Infracore International, Inc. Tranche B Term Loan(a)(b) 05/28/21	4.500%	821,769	825,878
IES Global BV Term Loan(a)(b) 08/16/19	6.750%	295,931	295,561
Total			1,616,943
CONSUMER CYCLICAL SERVICES 0.3%
Weight Watchers International, Inc. Tranche B2 Term Loan(a)(b) 04/02/20	4.000%	997,449	478,007
CONSUMER PRODUCTS 2.1%
NBTY, Inc. Tranche B2 Term Loan(a)(b) 09/01/17	3.500%	1,300,000	1,291,225
Polarpak, Inc. Term Loan(a)(b) 06/07/20	3.529%	232,378	230,054

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2015 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Serta Simmons Holdings LLC Term Loan(a)(b) 10/01/19	4.250%	966,671	966,149
Sun Products Corp. (The) Tranche B Term Loan(a)(b) 03/23/20	5.500%	500,000	485,940
WNA Holdings, Inc. Term Loan(a)(b) 06/07/20	4.500%	121,834	120,616
Total			3,093,984
DIVERSIFIED MANUFACTURING 3.1%
Accudyne Industries Borrower SCA/LLC Term Loan(a)(b) 12/13/19	4.000%	800,000	770,800
Ameriforge Group, Inc. 1st Lien Term Loan(a)(b) 12/19/19	5.000%	380,883	306,610
Apex Tool Group LLC Term Loan(a)(b) 01/31/20	4.500%	684,250	669,997
CPM Acquisition Corp. First Lien Term Loan(a)(b) 04/11/22	6.000%	175,000	175,219
Carros Finance Luxembourg SARL Term Loan(a)(b) 09/30/21	4.500%	272,937	272,937
Gardner Denver, Inc. Term Loan(a)(b) 07/30/20	4.250%	997,462	971,558
NN, Inc. Term Loan(a)(b) 08/27/21	6.000%	504,375	505,419
Pelican Products, Inc. 1st Lien Term Loan(a)(b) 04/10/20	5.250%	299,242	297,561
STS Operating, Inc. Term Loan(a)(b) 02/12/21	4.750%	246,875	245,641
Travelport Finance SARL Term Loan(a)(b) 09/02/21	6.000%	300,000	300,321
Total			4,516,063
ELECTRIC 1.0%
Dynegy, Inc. Tranche B2 Term Loan(a)(b) 04/23/20	4.000%	919,692	920,023

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Longview Power LLC Tranche B Term Loan(a)(b) 04/13/21	7.000%	175,000	175,875
Tenaska, Inc. Term Loan(a)(b) 10/02/21	5.500%	299,248	301,654
Total			1,397,552
ENVIRONMENTAL 0.5%
EnergySolutions LLC Term Loan(a)(b) 05/29/20	6.750%	656,500	657,596
FOOD AND BEVERAGE 3.1%
AdvancePierre Foods, Inc. 1st Lien Term Loan(a)(b) 07/10/17	5.750%	498,721	499,135
Centerplate, Inc. Tranche A Term Loan(a)(b) 11/26/19	4.750%	391,791	390,811
Clearwater Seafoods LP Tranche B Term Loan(a)(b) 06/26/19	5.000%	430,067	429,349
Del Monte Foods, Inc. 1st Lien Term Loan(a)(b) 02/18/21	4.250%	500,000	475,835
Flavors Holdings, Inc. Tranche B 1st Lien Term Loan(a)(b) 04/03/20	6.750%	296,154	284,308
JBS U.S.A. LLC Term Loan(a)(b) 09/18/20	3.750%	646,562	644,410
Post Holdings, Inc. Tranche A Term Loan(a)(b) 06/02/21	3.750%	769,684	765,712
U.S. Foods, Inc. Term Loan(a)(b) 03/31/19	4.500%	997,455	998,283
Total			4,487,843
GAMING 1.3%
Affinity Gaming LLC Term Loan(a)(b) 11/09/17	5.250%	479,706	479,466
Amaya Holdings BV Tranche B 1st Lien Term Loan(a)(b) 08/01/21	5.000%	498,744	497,871

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2015 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Caesars Entertainment Operating Co., Inc. Tranche B6 Term Loan(a)(b)(d) 03/01/17	0.000%	500,000	447,240
Scientific Games International, Inc. Term Loan(a)(b) 10/18/20	4.250%	498,734	498,395
Total			1,922,972
HEALTH CARE 5.1%
CHS/Community Health Systems, Inc.(a)(b) Tranche G Term Loan 12/31/19	3.750%	650,000	649,812
Tranche H Term Loan 01/27/21	4.000%	650,000	650,663
CareCore National LLC Term Loan(a)(b) 03/05/21	5.500%	347,362	347,942
Kindred Healthcare, Inc. Term Loan(a)(b) 04/09/21	4.250%	1,188,000	1,187,703
LHP Operations Co. LLC Term Loan(a)(b) 07/03/18	9.000%	300,000	292,500
Millennium Laboratories LLC Tranche B Term Loan(a)(b) 04/16/21	5.250%	1,683,000	684,022
Nord Anglia Education Finance LLC Term Loan(a)(b) 03/31/21	4.500%	693,000	692,570
Onex Carestream Finance LP 1st Lien Term Loan(a)(b) 06/07/19	5.000%	789,041	787,566
Opal Acquisition, Inc. Tranche B Term Loan(a)(b) 11/27/20	5.000%	498,970	490,552
RegionalCare Hospital Partners Tranche B Term Loan(a)(b) 04/23/19	5.250%	299,244	297,374
Steward Health Care System LLC Term Loan(a)(b) 04/10/20	6.750%	318,500	312,926
Tecomet, Inc. 1st Lien Term Loan(a)(b) 12/03/21	5.750%	299,248	294,385
inVentiv Health, Inc. Tranche B4 Term Loan(a)(b) 05/15/18	7.750%	800,000	801,000
Total			7,489,015

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
INDEPENDENT ENERGY 1.5%
Floatel International Ltd. Term Loan(a)(b) 06/27/20	6.000%	299,243	236,402
MEG Energy Corp. Term Loan(a)(b) 03/31/20	3.750%	1,296,642	1,268,855
Sheridan Investment Partners I LLC Tranche B2 Term Loan(a)(b) 10/01/19	5.000%	659,280	577,417
Sheridan Production Partners I-A LP Tranche B2 Term Loan(a)(b) 10/01/19	5.000%	87,360	76,513
Sheridan Production Partners I-M LP Tranche B2 Term Loan(a)(b) 10/01/19	5.000%	53,360	46,734
Total			2,205,921
LEISURE 1.4%
Life Time Fitness, Inc. Tranche B Term Loan(a)(b) 06/10/22	4.250%	175,000	173,600
Seaworld Parks & Entertainment, Inc. Tranche B2 Term Loan(a)(b) 05/14/20	3.000%	997,396	958,996
Zuffa LLC Term Loan(a)(b) 02/25/20	3.750%	987,350	973,162
Total			2,105,758
MEDIA AND ENTERTAINMENT 3.2%
ALM Media LLC Tranche B 1st Lien Term Loan(a)(b) 07/31/20	5.500%	343,438	333,134
Clear Channel Communications, Inc. Tranche E Term Loan(a)(b) 07/30/19	7.732%	300,000	279,957
Cumulus Media Holdings, Inc. Term Loan(a)(b) 12/23/20	4.250%	800,000	759,000
Extreme Reach, Inc. 1st Lien Term Loan(a)(b) 02/07/20	7.000%	570,310	567,459
Getty Images, Inc. Term Loan(a)(b) 10/18/19	4.750%	797,954	589,488

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2015 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Nelson Education Ltd. 1st Lien Term Loan(a)(b)(d) 06/26/15	2.747%	1,327,607	959,196
Penton Media 1st Lien Term Loan(a)(b) 10/03/19	5.000%	115,110	115,327
Raycom TV Broadcasting LLC Tranche B Term Loan(a)(b) 08/04/21	3.750%	938,657	930,444
Sonifi Solutions, Inc. Tranche C Term Loan(a)(b)(d)(e) 03/28/18	0.000%	1,159,591	74,214
Total			4,608,219
METALS 2.7%
Alpha Natural Resources, Inc. Tranche B Term Loan(a)(b) 05/22/20	3.500%	299,234	214,390
FMG Resources August 2006 Proprietary Ltd. Term Loan(a)(b) 06/28/19	3.750%	997,462	883,661
Fairmount Minerals Ltd. Tranche B2 Term Loan(a)(b) 09/05/19	4.500%	498,731	471,615
JMC Steel Group, Inc. Term Loan(a)(b) 04/01/17	4.750%	997,400	988,673
Murray Energy Corp.(a)(b) Tranche B-1 Term Loan 04/17/17	7.500%	175,000	173,542
Tranche B-2 Term Loan 04/16/20	7.500%	150,000	138,726
Neenah Foundry Co. Term Loan(a)(b) 04/26/17	6.750%	392,317	388,393
Oxbow Carbon LLC Tranche B Term Loan(a)(b) 07/19/19	4.250%	405,000	402,469
Patriot Coal Corp. Term Loan(a)(b)(d) 12/18/18	0.000%	395,000	150,100
Walter Energy, Inc. Tranche B Term Loan(a)(b)(d) 04/02/18	7.250%	300,000	160,443
Total			3,972,012

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
OIL FIELD SERVICES 2.6%
Bronco Midstream Funding LLC Term Loan(a)(b) 08/15/20	5.000%	1,000,000	982,500
Drillships Ocean Ventures, Inc. Term Loan(a)(b) 07/25/21	5.500%	300,000	254,625
Fieldwood Energy Term Loan(a)(b) 10/01/18	3.875%	860,187	817,987
Paragon Offshore Finance Co. Term Loan(a)(b) 07/16/21	3.750%	669,938	485,705
Seventy Seven Operating LLC Term Loan(a)(b) 06/25/21	3.750%	420,750	383,934
Sonneborn LLC(a)(b) Term Loan 12/10/20	4.782%	48,506	48,567
12/10/20	4.782%	274,869	275,212
Tervita Corp. Term Loan(a)(b) 05/15/18	6.250%	500,000	467,655
Total			3,716,185
OTHER FINANCIAL INSTITUTIONS 3.0%
Altisource Solutions SARL Tranche B Term Loan(a)(b) 12/09/20	4.500%	300,000	266,625
Apollo Global Management LLC Tranche B 1st Lien Term Loan(a)(b) 08/13/21	6.750%	347,375	342,817
Ceridian HCM Holding, Inc. Term Loan(a)(b) 09/15/20	4.500%	299,248	296,070
Citco III Ltd. Term Loan(a)(b) 06/29/18	0.000%	997,408	996,161
Corporate Capital Trust, Inc. Tranche B Term Loan(a)(b) 05/20/19	4.000%	765,313	765,313
IG Investments Holdings LLC Tranche B Term Loan(a)(b) 10/31/21	6.000%	797,954	798,951
PGX Holdings, Inc. 1st Lien Term Loan(a)(b) 09/29/20	6.250%	433,527	434,251

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2015 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Walter Investment Management Corp. Tranche B Term Loan(a)(b) 12/18/20	3.996%	498,734	470,995
Total			4,371,183
OTHER INDUSTRY 1.6%
Education Management II LLC(a)(b) Tranche A Term Loan 07/02/20	5.500%	192,200	139,922
Tranche B Term Loan 07/02/20	8.500%	325,655	203,534
MCS AMS Sub-Holdings LLC Term Loan(a)(b) 10/10/20	7.000%	453,125	396,485
RE/MAX LLC Term Loan(a)(b) 07/31/20	4.000%	1,062,649	1,059,992
WireCo WorldGroup, Inc. Term Loan(a)(b) 02/15/17	6.000%	597,685	595,820
Total			2,395,753
PACKAGING 1.2%
Hilex Poly Holdings, Inc. 1st Lien Term Loan(a)(b) 06/30/21	5.000%	500,000	502,710
Reynolds Group Holdings Inc. Term Loan(a)(b) 12/01/18	3.770%	1,000,000	1,002,710
Tank Holding Corp. Term Loan(a)(b) 03/16/22	5.250%	297,333	297,705
Total			1,803,125
PHARMACEUTICALS 1.5%
AMAG Pharmaceuticals, Inc. Term Loan(a)(b) 11/12/20	7.250%	427,500	430,706
Amneal Pharmaceuticals LLC Tranche B Term Loan(a)(b) 11/01/19	4.750%	488,525	488,960
Indivior Finance SARL Term Loan(a)(b) 12/19/19	7.000%	296,203	288,427
Pharmaceutical Product Development, Inc. Term Loan(a)(b) 12/05/18	4.000%	997,442	995,108
Total			2,203,201

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
PROPERTY & CASUALTY 1.8%
Alliant Holdings I LLC Term Loan(a)(b) 12/20/19	5.000%	797,948	798,946
AmWINS Group LLC 1st Lien Term Loan(a)(b) 09/06/19	5.250%	561,377	565,868
Asurion LLC 2nd Lien Term Loan(a)(b) 03/03/21	8.500%	850,000	862,486
Cooper, Gay, Swett & Crawford Ltd. 1st Lien Term Loan(a)(b) 04/16/20	5.000%	465,500	428,260
Total			2,655,560
REFINING 0.8%
CITGO Petroleum Corp. Tranche B Term Loan(a)(b) 07/29/21	4.500%	771,125	770,400
Seadrill Operating LP Term Loan(a)(b) 02/21/21	4.000%	498,734	375,612
Total			1,146,012
RESTAURANTS 1.4%
Burger King Corp. Tranche B Term Loan(a)(b) 12/10/21	3.750%	1,295,726	1,293,925
P.F. Chang's China Bistro, Inc. Term Loan(a)(b) 06/22/19	4.250%	797,902	787,928
Total			2,081,853
RETAILERS 2.8%
99 Cents Only Stores Tranche B2 Term Loan(a)(b) 01/11/19	4.500%	797,969	738,122
Evergreen Acqco 1 LP Term Loan(a)(b) 07/09/19	5.000%	656,480	613,401
J. Crew Group, Inc. Term Loan(a)(b) 03/05/21	4.000%	500,000	430,345
Men's Wearhouse, Inc. (The) Tranche B Term Loan(a)(b) 06/18/21	4.500%	739,983	740,908
PFS Holding Corp. 1st Lien Term Loan(a)(b) 01/31/21	4.500%	197,500	181,206

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2015 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
PetCo Animal Supplies, Inc. Term Loan(a)(b) 11/24/17	4.000%	997,389	996,003
Rite Aid Corp. Tranche 1 2nd Lien Term Loan(a)(b) 08/21/20	5.750%	425,000	428,987
Total			4,128,972
SUPERMARKETS 1.7%
Albertson's LLC Tranche B4 Term Loan(a)(b) 08/25/21	5.500%	698,250	700,931
New Albertsons, Inc. Tranche B Term Loan(a)(b) 06/27/21	4.750%	843,625	844,502
SUPERVALU, Inc. Term Loan(a)(b) 03/21/19	4.500%	992,792	993,924
Total			2,539,357
TECHNOLOGY 13.6%
Answers Corp. 1st Lien Term Loan(a)(b) 10/01/21	0.000%	870,625	740,031
Ascend Learning LLC 1st Lien Term Loan(a)(b) 07/31/19	6.000%	1,034,250	1,035,543
Auction.com LLC Tranche B Term Loan(a)(b) 04/15/19	5.280%	600,000	594,000
CPI Buyer LLC 1st Lien Term Loan(a)(b) 08/16/21	5.500%	299,247	298,124
Campaign Monitor Finance Propriety Ltd. Term Loan(a)(b) 04/30/21	6.250%	299,242	297,561
CompuCom Systems, Inc. Term Loan(a)(b) 05/09/20	4.250%	300,000	277,500
EIG Investors Corp. Term Loan(a)(b) 11/09/19	5.000%	997,462	992,475
Evergreen Skills SARL 1st Lien Term Loan(a)(b) 04/28/21	5.750%	500,000	485,000
Excelitas Technologies Corp. Tranche B Term Loan(a)(b) 11/02/20	6.000%	299,239	299,113

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Expert Global Solutions, Inc. Tranche B 1st Lien Term Loan(a)(b) 04/03/18	8.000%	116,932	116,737
First Data Corp. Tranche B Term Loan(a)(b) 07/06/22	4.031%	100,000	99,500
Go Daddy Operating Co. LLC Term Loan(a)(b) 05/13/21	4.250%	997,481	997,641
Hyland Software, Inc. Term Loan(a)(b) 02/19/21	4.750%	565,604	565,886
ION Trading Technologies SARL 1st Lien Term Loan(a)(b) 06/10/21	4.250%	1,020,588	1,010,281
IPC Corp. Tranche B-1 First Lien Term Loan(a)(b) 08/06/21	5.500%	299,250	297,131
Infor (U.S.), Inc. Tranche B3 Term Loan(a)(b) 06/03/20	3.750%	430,825	423,958
Infor US, Inc. Tranche B5 Term Loan(a)(b) 06/03/20	3.750%	498,711	491,440
Information Resources, Inc. Term Loan(a)(b) 09/30/20	4.750%	498,731	500,187
M/A-COM Technology Solutions Holdings, Inc. Term Loan(a)(b) 05/07/21	4.500%	420,750	419,698
MA FinanceCo LLC Tranche B Term Loan(a)(b) 11/19/21	5.250%	500,000	500,445
Magic Newco LLC 1st Lien Term Loan(a)(b) 12/12/18	5.000%	800,000	800,200
Orbotech Ltd. Term Loan(a)(b) 08/07/20	5.000%	324,917	321,667
RP Crown Parent LLC 1st Lien Term Loan(a)(b) 12/21/18	6.000%	498,734	478,476
Renaissance Learning, Inc. 1st Lien Term Loan(a)(b) 04/09/21	4.500%	567,812	560,244
Rocket Software, Inc. 1st Lien Term Loan(a)(b) 02/08/18	7.000%	477,932	477,932

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2015 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
SCS Holdings I, Inc. Term Loan(a)(b) 12/07/18	6.250%	373,030	375,362
SGS Cayman LP Term Loan(a)(b) 04/23/21	6.000%	92,767	93,076
SS&C Technologies Holdings, Inc.(a)(b) Tranche B 1st Lien Term Loan 07/06/22	4.000%	259,430	259,269
Tranche B 2nd Lien Term Loan 07/06/22	4.000%	65,570	65,529
Shield Finance Co. SARL Tranche B Term Loan(a)(b) 01/29/21	5.000%	567,813	568,698
Sitel LLC Tranche A Term Loan(a)(b) 01/30/17	7.983%	300,000	294,501
Smart Technologies ULC Tranche B Term Loan(a)(b) 01/31/18	10.500%	499,531	497,034
SunEdison Semiconductor BV Term Loan(a)(b) 05/27/19	0.000%	693,000	691,267
SunGard Data Systems, Inc. Tranche E Term Loan(a)(b) 03/08/20	4.000%	1,300,000	1,298,778
SurveyMonkey.com LLC Term Loan(a)(b) 02/07/19	5.500%	503,363	503,363
Sutherland Global Services Inc. Term Loan(a)(b) 04/23/21	6.000%	398,521	399,848
Sybil Finance BV Term Loan(a)(b) 02/28/20	5.000%	505,595	505,595
Syniverse Holdings, Inc. Tranche B Term Loan(a)(b) 04/23/19	4.000%	800,000	752,336
Wall Street Systems Delaware, Inc. Term Loan(a)(b) 04/30/21	4.500%	487,342	486,430
Total			19,871,856
TRANSPORTATION SERVICES 0.5%
Stena International SA Term Loan(a)(b) 03/03/21	4.000%	797,980	742,121

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
WIRELINES 0.2%
Cable & Wireless Communications PLC Term Loan(a)(b) 04/28/17	5.500%	300,000	299,625
NATURAL GAS 0.5%
Obsidian Holdings LLC Tranche A Term Loan(a)(b) 11/02/15	6.750%	108,580	108,580
Obsidian Natural Gas Trust Term Loan(a)(b) 11/02/15	7.000%	550,869	550,869
Total			659,449
FINANCE COMPANIES 0.9%
Medley LLC Term Loan(a)(b) 06/15/19	6.500%	388,636	386,693
Ocwen Loan Servicing Term Loan(a)(b) 02/15/18	5.000%	846,122	843,855
Total			1,230,548
BANKING 0.5%
NXT Capital LLC Term Loan(a)(b) 08/30/19	5.484%	786,617	786,617
MIDSTREAM 0.4%
Energy Transfer Equity LP Term Loan(a)(b) 12/02/19	4.000%	232,353	232,121
Southcross Holdings Borrower LP Term Loan(a)(b) 08/04/21	6.000%	321,750	312,097
Total			544,218
INTEGRATED ENERGY 0.2%
CITGO Holding, Inc. Term Loan(a)(b) 05/12/18	9.500%	299,248	299,847
Total Senior Loans (Cost: $107,070,127)			102,139,143

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes —%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INDUSTRIALS —%
Erickson Air-Crane, Inc.(e)(f) 11/02/20	6.000%	82,160	47,620
Total Corporate Bonds & Notes (Cost: $67,276)			47,620

Common Stocks 0.1%

Issuer	Shares	Value ($)
INDUSTRIALS 0.1%
Commercial Services & Supplies 0.1%
Education Management LLC(e)(f)	2,303,005	62,181
IAP Worldwide Services, Inc.(g)	121	96,455
Total		158,636
Total Industrials		158,636
Total Common Stocks (Cost: $143,992)		158,636

Convertible Preferred Stocks 0.1%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 0.1%
Diversified Consumer Services 0.1%
Education Management Corp.(g)	2,562	96,075

Total Consumer Discretionary	96,075
Total Convertible Preferred Stocks (Cost: $1,819)	96,075

Money Market Funds 8.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(h)(i)	11,747,012	11,747,012
Total Money Market Funds (Cost: $11,747,012)		11,747,012
Total Investments (Cost: $119,030,226)		114,188,486
Other Assets & Liabilities, Net		31,945,028
Net Assets		146,133,514

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2015, the value of these securities amounted to $1,791,193, which represents 1.23% of net assets.

(e)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2015, the value of these securities amounted to $184,015, which represents 0.13% of net assets.

(f)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at June 30, 2015 was $109,801, which represents 0.08% of net assets. Information concerning such security holdings at June 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Education Management LLC	01/19/2015	1,308
Erickson Air-Crane, Inc.	05/09/2013	67,276

(g)  Non-income producing investment.

(h)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(i)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,251,297	144,518,773	(136,023,058)	11,747,012	6,303	11,747,012

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Senior Loans	—	90,315,987	11,823,156	102,139,143
Corporate Bonds & Notes	—	—	47,620	47,620
Common Stocks
Industrials	—	96,455	62,181	158,636
Convertible Preferred Stocks
Consumer Discretionary	—	96,075	—	96,075
Money Market Funds	11,747,012	—	—	11,747,012
Total Investments	11,747,012	90,508,517	11,932,957	114,188,486

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Senior Loans ($)	Corporate Bonds & Notes ($)	Common Stocks ($)	Total ($)
Balance as of December 31, 2014	49,937,342	56,898	—	49,994,240
Increase (decrease) in accrued discounts/premiums	31,008	1,049	—	32,057
Realized gain (loss)	(203,430)	923	—	(202,507)
Change in unrealized appreciation (depreciation)(a)	613,514	(6,290)	54,845	662,069
Sales	(31,535,063)	(4,960)	—	(31,540,023)
Purchases	999,819	—	1,308	1,001,127
Transfers into Level 3	4,170,066	—	102,483	4,272,549
Transfers out of Level 3	(12,286,555)	—	—	(12,286,555)
Balance as of June 30, 2015	11,726,701	47,620	158,636	11,932,957

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2015 was $(92,450), which is comprised of Senior Loans of $(141,005), Corporate Bonds & Notes of $(6,290) and Common Stocks of $54,845.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Certain corporate bonds and common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — Holland Large Cap Growth Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.1%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 22.0%
Hotels, Restaurants & Leisure 2.0%
Yum! Brands, Inc.	299,035	26,937,073
Internet & Catalog Retail 7.1%
Amazon.com, Inc.(a)	108,694	47,182,979
Priceline Group, Inc. (The)(a)	40,539	46,675,388
Total		93,858,367
Media 2.1%
Twenty-First Century Fox, Inc., Class A	857,675	27,913,033
Specialty Retail 6.7%
Advance Auto Parts, Inc.	167,351	26,657,341
GNC Holdings, Inc., Class A	503,148	22,380,023
Lowe's Companies, Inc.	394,178	26,398,101
Restoration Hardware Holdings, Inc.(a)	140,193	13,687,042
Total		89,122,507
Textiles, Apparel & Luxury Goods 4.1%
Nike, Inc., Class B	251,057	27,119,177
Under Armour, Inc., Class A(a)	315,460	26,321,982
Total		53,441,159
Total Consumer Discretionary		291,272,139
CONSUMER STAPLES 11.4%
Beverages 3.5%
Monster Beverage Corp.(a)	251,279	33,676,411
PepsiCo, Inc.	130,940	12,221,940
Total		45,898,351
Food & Staples Retailing 5.2%
Costco Wholesale Corp.	183,361	24,764,737
CVS Health Corp.	320,178	33,580,268
Whole Foods Market, Inc.	277,720	10,953,277
Total		69,298,282
Food Products 1.6%
Mead Johnson Nutrition Co.	234,130	21,123,209
Household Products 1.1%
Procter & Gamble Co. (The)	177,100	13,856,304
Total Consumer Staples		150,176,146

Common Stocks (continued)

Issuer	Shares	Value ($)
ENERGY 1.7%
Oil, Gas & Consumable Fuels 1.7%
Range Resources Corp.	450,602	22,250,727
Total Energy		22,250,727
FINANCIALS 3.8%
Capital Markets 3.8%
BlackRock, Inc.	48,242	16,690,767
Greenhill & Co., Inc.	248,299	10,262,198
TD Ameritrade Holding Corp.	631,224	23,241,668
Total		50,194,633
Total Financials		50,194,633
HEALTH CARE 14.5%
Biotechnology 5.2%
Gilead Sciences, Inc.	397,089	46,491,180
Medivation, Inc.(a)	94,625	10,806,175
Vertex Pharmaceuticals, Inc.(a)	87,235	10,771,778
Total		68,069,133
Health Care Equipment & Supplies 2.9%
Medtronic PLC	525,395	38,931,769
Health Care Providers & Services 2.2%
DaVita HealthCare Partners, Inc.(a)	357,625	28,420,459
Health Care Technology 1.9%
Cerner Corp.(a)	372,247	25,707,378
Life Sciences Tools & Services 0.8%
Quintiles Transnational Holdings, Inc.(a)	150,620	10,936,518
Pharmaceuticals 1.5%
Bristol-Myers Squibb Co.	298,961	19,892,865
Total Health Care		191,958,122
INDUSTRIALS 12.7%
Aerospace & Defense 6.0%
Boeing Co. (The)	158,535	21,991,975
Honeywell International, Inc.	347,835	35,468,735
Precision Castparts Corp.	109,775	21,940,729
Total		79,401,439
Airlines 2.5%
Southwest Airlines Co.	986,042	32,628,130

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Holland Large Cap Growth Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrial Conglomerates 1.8%
Roper Technologies, Inc.	140,050	24,153,023
Professional Services 1.4%
IHS, Inc., Class A(a)	140,458	18,067,112
Road & Rail 1.0%
Union Pacific Corp.	145,191	13,846,866
Total Industrials		168,096,570
INFORMATION TECHNOLOGY 31.7%
Communications Equipment 6.4%
Cisco Systems, Inc.	1,448,660	39,780,204
QUALCOMM, Inc.	722,221	45,232,701
Total		85,012,905
Internet Software & Services 3.5%
Google, Inc., Class C(a)	87,330	45,456,138
IT Services 7.2%
Automatic Data Processing, Inc.	146,635	11,764,526
International Business Machines Corp.	131,815	21,441,028
Visa, Inc., Class A	930,211	62,463,669
Total		95,669,223
Software 10.0%
Adobe Systems, Inc.(a)	593,600	48,087,536
Citrix Systems, Inc.(a)	662,505	46,481,351

Common Stocks (continued)

Issuer	Shares	Value ($)
Intuit, Inc.	192,320	19,380,086
Microsoft Corp.	412,525	18,212,979
Total		132,161,952
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	485,434	60,885,559
Total Information Technology		419,185,777
MATERIALS 1.3%
Chemicals 1.3%
Ecolab, Inc.	154,115	17,425,783
Total Materials		17,425,783
Total Common Stocks (Cost: $1,058,946,844)		1,310,559,897

Money Market Funds 1.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	14,957,109	14,957,109
Total Money Market Funds (Cost: $14,957,109)		14,957,109
Total Investments (Cost: $1,073,903,953)		1,325,517,006
Other Assets & Liabilities, Net		(2,666,578)
Net Assets		1,322,850,428

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	19,637,961	62,075,652	(66,756,504)	14,957,109	10,345	14,957,109

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Holland Large Cap Growth Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Holland Large Cap Growth Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	291,272,139	—	—	291,272,139
Consumer Staples	150,176,146	—	—	150,176,146
Energy	22,250,727	—	—	22,250,727
Financials	50,194,633	—	—	50,194,633
Health Care	191,958,122	—	—	191,958,122
Industrials	168,096,570	—	—	168,096,570
Information Technology	419,185,777	—	—	419,185,777
Materials	17,425,783	—	—	17,425,783
Total Common Stocks	1,310,559,897	—	—	1,310,559,897
Money Market Funds	14,957,109	—	—	14,957,109
Total Investments	1,325,517,006	—	—	1,325,517,006

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — Invesco International Growth Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 92.1%

Issuer	Shares	Value ($)
AUSTRALIA 4.1%
Amcor Ltd.	3,577,726	37,807,627
Aurizon Holdings Ltd.	4,317,703	17,056,281
Brambles Ltd.	2,673,480	21,809,494
CSL Ltd.	233,948	15,596,470
Total		92,269,872
BELGIUM 1.2%
Anheuser-Busch InBev NV	222,084	26,615,952
BRAZIL 4.0%
Banco Bradesco SA, ADR	3,793,232	34,746,005
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	9,920,754	37,428,981
BRF SA	800,029	16,900,680
Total		89,075,666
CANADA 7.1%
Canadian National Railway Co.	301,927	17,419,423
Cenovus Energy, Inc.	619,968	9,912,539
CGI Group, Inc., Class A(a)	960,526	37,567,410
EnCana Corp.	1,899,576	20,942,483
Fairfax Financial Holdings Ltd.	46,905	23,128,784
Great-West Lifeco, Inc.	553,080	16,100,872
Suncor Energy, Inc.	1,233,349	33,968,940
Total		159,040,451
CHINA 4.5%
Baidu, Inc., ADR(a)	191,705	38,164,632
CNOOC Ltd.	6,459,000	9,161,945
Great Wall Motor Co., Ltd., Class H(b)	5,460,500	26,698,267
Industrial & Commercial Bank of China Ltd., Class H	33,448,000	26,541,864
Total		100,566,708
DENMARK 2.7%
Carlsberg A/S, Class B	397,049	36,044,661
Novo Nordisk A/S, Class B	458,920	25,003,696
Total		61,048,357
FRANCE 3.2%
Publicis Groupe SA	591,901	43,763,280
Schneider Electric SE	400,887	27,678,294
Total		71,441,574

Common Stocks (continued)

Issuer	Shares	Value ($)
GERMANY 7.3%
Adidas AG	193,415	14,802,906
Allianz SE, Registered Shares	173,832	27,073,375
Deutsche Boerse AG	482,001	39,898,877
Deutsche Post AG	528,000	15,425,326
ProSiebenSat.1 Media AG, Registered Shares	636,222	31,421,628
SAP SE	494,190	34,489,314
Total		163,111,426
HONG KONG 3.2%
CK Hutchison Holdings Ltd.	3,248,952	47,766,028
Galaxy Entertainment Group Ltd.	6,008,000	23,905,622
Total		71,671,650
ISRAEL 2.4%
Teva Pharmaceutical Industries Ltd., ADR	909,383	53,744,535
JAPAN 6.9%
Denso Corp.	222,000	11,045,191
FANUC Corp.	48,000	9,821,549
Japan Tobacco, Inc.	1,122,400	39,900,510
Keyence Corp.	27,060	14,584,715
Komatsu Ltd.	997,300	20,009,145
Toyota Motor Corp.	489,400	32,749,319
Yahoo! Japan Corp.	6,584,600	26,575,759
Total		154,686,188
MEXICO 2.2%
Fomento Economico Mexicano SAB de CV, ADR	159,919	14,247,184
Grupo Televisa SAB, ADR	886,116	34,399,023
Total		48,646,207
NETHERLANDS 1.1%
Unilever NV-CVA	590,119	24,575,627
SINGAPORE 3.4%
Avago Technologies Ltd.	309,211	41,103,418
United Overseas Bank Ltd.	2,132,700	36,488,314
Total		77,591,732
SOUTH KOREA 1.7%
Samsung Electronics Co., Ltd.	33,597	38,118,693

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Invesco International Growth Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
SPAIN 1.0%
Amadeus IT Holding SA, Class A	575,547	22,942,136
SWEDEN 3.3%
Getinge AB, Series CPO	475,902	11,452,855
Investor AB, Class B	909,176	33,878,112
Telefonaktiebolaget LM Ericsson, Class B	2,799,233	29,005,846
Total		74,336,813
SWITZERLAND 9.0%
ABB Ltd.	1,384,952	29,004,075
Julius Baer Group Ltd.	598,337	33,566,261
Novartis AG, Registered Shares	167,882	16,546,688
Roche Holding AG, Genusschein Shares	120,248	33,696,963
Swatch Group AG (The)	39,119	15,234,214
Syngenta AG, Registered Shares	89,855	36,520,563
UBS AG	1,822,176	38,647,789
Total		203,216,553
TAIWAN 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	7,591,000	34,528,571
THAILAND 1.6%
Kasikornbank PCL, Foreign Registered Shares, NVDR	6,491,686	36,217,108
TURKEY 0.9%
Akbank TAS	7,357,783	21,276,377

Common Stocks (continued)

Issuer	Shares	Value ($)
UNITED KINGDOM 19.8%
Aberdeen Asset Management PLC	3,714,258	23,577,551
British American Tobacco PLC	883,020	47,381,250
Centrica PLC	3,582,025	14,847,340
Compass Group PLC	2,106,110	34,846,141
Informa PLC	2,205,082	18,934,776
Kingfisher PLC	5,994,546	32,711,943
Lloyds Banking Group PLC	19,583,159	26,228,379
Next PLC	190,442	22,292,782
RELX PLC	2,865,567	46,601,101
Royal Dutch Shell PLC, Class B	1,018,181	28,908,690
Sky PLC	4,506,229	73,423,871
Smith & Nephew PLC	1,295,208	21,856,925
WPP PLC	2,396,521	53,696,506
Total		445,307,255
Total Common Stocks (Cost: $1,784,393,801)		2,070,029,451

Money Market Funds 8.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(c)(d)	189,513,795	189,513,795
Total Money Market Funds (Cost: $189,513,795)		189,513,795
Total Investments (Cost: $1,973,907,596)		2,259,543,246
Other Assets & Liabilities, Net		(10,953,104)
Net Assets		2,248,590,142

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2015, the value of these securities amounted to $26,698,267, which represents 1.19% of net assets.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	150,844,247	215,050,507	(176,380,959)	189,513,795	99,498	189,513,795

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Invesco International Growth Fund

June 30, 2015 (Unaudited)

Abbreviation Legend

ADR  American Depositary Receipt

NVDR  Non-voting Depository Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Invesco International Growth Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	92,269,872	—	92,269,872
Belgium	—	26,615,952	—	26,615,952
Brazil	89,075,666	—	—	89,075,666
Canada	159,040,451	—	—	159,040,451
China	38,164,632	35,703,809	26,698,267	100,566,708
Denmark	—	61,048,357	—	61,048,357
France	—	71,441,574	—	71,441,574
Germany	—	163,111,426	—	163,111,426
Hong Kong	—	71,671,650	—	71,671,650
Israel	53,744,535	—	—	53,744,535
Japan	—	154,686,188	—	154,686,188
Mexico	48,646,207	—	—	48,646,207
Netherlands	—	24,575,627	—	24,575,627
Singapore	41,103,418	36,488,314	—	77,591,732
South Korea	—	38,118,693	—	38,118,693
Spain	—	22,942,136	—	22,942,136
Sweden	—	74,336,813	—	74,336,813
Switzerland	—	203,216,553	—	203,216,553
Taiwan	—	34,528,571	—	34,528,571
Thailand	—	36,217,108	—	36,217,108
Turkey	—	21,276,377	—	21,276,377
United Kingdom	—	445,307,255	—	445,307,255
Total Common Stocks	429,774,909	1,613,556,275	26,698,267	2,070,029,451
Money Market Funds	189,513,795	—	—	189,513,795
Total Investments	619,288,704	1,613,556,275	26,698,267	2,259,543,246

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Invesco International Growth Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

Common Stocks ($)
Balance as of December 31, 2014	—
Increase (decrease) in accrued discounts/premiums	—
Realized gain (loss)	4,715,040
Change in unrealized appreciation (depreciation)(a)	(7,398,175)
Sales	(12,575,312)
Purchases	5,661,959
Transfers into Level 3	36,294,755
Transfers out of Level 3	—
Balance as of June 30, 2015	26,698,267

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2015 was ($7,398,175).

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to unavailable market quotes. As a result, as of period end, management determined to fair value the securities under procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 16.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.1%
Airbus Group Finance BV(a) 04/17/23	2.700%	589,000	567,530
BAE Systems Holdings, Inc.(a) 08/15/15	5.200%	780,000	784,203
06/01/19	6.375%	555,000	632,941
10/07/24	3.800%	725,000	727,980
Lockheed Martin Corp. 11/15/19	4.250%	300,000	326,325
12/15/42	4.070%	257,000	242,837
Northrop Grumman Systems Corp. 02/15/31	7.750%	400,000	534,723
Total			3,816,539
AGENCIES 0.1%
Financing Corp.(b) 11/30/17	0.000%	3,250,000	3,176,495
AIRLINES 0.1%
Air Canada Pass-Through Trust(a) 05/15/25	4.125%	925,673	939,558
American Airlines Pass-Through Trust 01/31/21	5.250%	165,519	177,105
01/15/23	4.950%	767,473	812,563
Continental Airlines Pass-Through Trust 04/19/22	5.983%	687,234	766,266
10/29/24	4.000%	166,857	169,359
Delta Air Lines Pass-Through Trust 04/15/19	5.300%	83,173	88,995
United Airlines, Inc. Pass-Through Trust 08/15/25	4.300%	296,001	303,401
Total			3,257,247
APARTMENT REIT —%
ERP Operating LP 08/01/16	5.375%	500,000	522,688
12/15/21	4.625%	788,000	859,611
Total			1,382,299
AUTOMOTIVE 0.4%
American Honda Finance Corp. 03/13/18	1.500%	760,000	760,076
American Honda Finance Corp.(a) 02/28/17	2.125%	652,000	663,093
02/16/18	1.600%	1,118,000	1,121,747
Daimler Finance North America LLC 01/18/31	8.500%	1,275,000	1,873,790

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Daimler Finance North America LLC(a) 07/31/15	1.300%	591,000	591,398
07/31/19	2.250%	459,000	457,371
Ford Motor Credit Co. LLC 02/03/17	4.250%	1,200,000	1,247,254
06/12/17	3.000%	300,000	306,867
09/08/17	1.684%	2,478,000	2,469,000
01/09/18	2.145%	618,000	620,544
03/12/19	2.375%	869,000	866,198
11/04/19	2.597%	700,000	694,891
01/09/22	3.219%	271,000	267,961
Ford Motor Credit Co. LLC(c) 05/09/16	1.529%	506,000	508,866
Johnson Controls, Inc. 12/01/21	3.750%	525,000	539,197
12/01/41	5.250%	865,000	907,025
07/02/64	4.950%	885,000	840,883
Toyota Motor Credit Corp. 05/22/17	1.750%	1,000,000	1,013,825
Total			15,749,986
BANKING 4.4%
ABN AMRO Bank NV(a) 06/04/18	1.800%	1,195,000	1,195,044
10/30/18	2.500%	720,000	731,241
ANZ New Zealand International Ltd.(a) 09/23/19	2.600%	400,000	403,315
American Express Co. 03/19/18	7.000%	500,000	567,052
12/05/24	3.625%	170,000	165,407
American Express Credit Corp. 07/29/16	1.300%	265,000	265,843
09/19/16	2.800%	2,039,000	2,081,650
03/24/17	2.375%	541,000	552,156
Associates Corp. of North America 11/01/18	6.950%	193,000	222,043
BB&T Corp. 12/23/15	5.200%	400,000	408,091
08/15/17	1.600%	306,000	307,036
04/30/19	6.850%	400,000	468,138
11/01/19	5.250%	800,000	881,233
01/15/20	2.450%	1,900,000	1,904,256
BPCE SA 01/26/18	1.625%	1,855,000	1,847,356
Bank of America Corp. 09/30/15	5.300%	1,200,000	1,212,712
10/14/16	5.625%	500,000	527,025
08/28/17	6.400%	4,249,000	4,658,765
09/01/17	6.000%	350,000	380,857
07/15/18	6.500%	1,300,000	1,462,051
01/15/19	2.600%	800,000	808,712

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/19	7.625%	50,000	59,509
07/01/20	5.625%	2,750,000	3,096,764
05/13/21	5.000%	900,000	987,990
04/01/24	4.000%	4,000,000	4,070,300
Bank of Montreal 01/25/19	2.375%	1,196,000	1,211,299
Bank of New York Mellon Corp. (The) 01/17/17	2.400%	1,024,000	1,044,183
01/15/20	4.600%	230,000	253,256
09/23/21	3.550%	270,000	282,084
11/18/25	3.950%	575,000	604,208
Bank of Nova Scotia (The) 10/30/18	2.050%	200,000	200,984
07/21/21	2.800%	500,000	502,944
Banque Federative du Credit Mutuel SA(a) 01/20/17	1.700%	2,000,000	2,010,598
Barclays Bank PLC 01/08/20	5.125%	400,000	444,924
06/08/20	2.875%	2,004,000	1,980,080
Barclays PLC 03/16/25	3.650%	1,491,000	1,417,801
Canadian Imperial Bank of Commerce 01/23/18	1.550%	655,000	654,889
Capital One Bank USA NA 02/15/23	3.375%	2,100,000	2,039,900
Capital One Financial Corp. 04/24/19	2.450%	970,000	970,101
07/15/21	4.750%	381,000	416,158
06/15/23	3.500%	660,000	649,573
Citigroup, Inc. 01/10/17	4.450%	1,800,000	1,880,568
08/15/17	6.000%	540,000	587,352
11/21/17	6.125%	900,000	989,975
04/27/18	1.700%	625,000	620,983
05/22/19	8.500%	700,000	853,788
08/09/20	5.375%	209,000	233,667
10/25/23	3.875%	3,400,000	3,469,768
04/27/25	3.300%	2,000,000	1,923,216
06/10/25	4.400%	92,000	91,657
09/13/25	5.500%	998,000	1,078,635
12/01/25	7.000%	765,000	930,883
01/15/28	6.625%	215,000	265,711
Comerica Bank 08/22/17	5.200%	500,000	533,309
Comerica, Inc. 07/22/26	3.800%	656,000	637,376
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 01/11/21	4.500%	620,000	675,932
02/08/22	3.875%	1,180,000	1,227,562
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(a) 09/30/10	5.800%	500,000	524,850

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Countrywide Financial Corp. 05/15/16	6.250%	1,520,000	1,579,683
Credit Suisse Group Funding Ltd.(a) 03/26/20	2.750%	362,000	357,458
05/15/45	4.875%	250,000	240,543
Credit Suisse 01/29/18	1.750%	816,000	815,171
10/29/21	3.000%	835,000	825,447
09/09/24	3.625%	704,000	699,818
Deutsche Bank AG 09/01/17	6.000%	775,000	843,241
02/13/18	1.875%	275,000	274,159
02/13/19	2.500%	700,000	703,560
Discover Bank 08/09/21	3.200%	750,000	736,077
08/08/23	4.200%	1,054,000	1,066,852
Fifth Third Bancorp 03/01/19	2.300%	380,000	380,364
04/25/19	2.375%	1,200,000	1,201,622
Goldman Sachs Group, Inc. (The) 08/01/15	3.700%	1,987,000	1,992,051
02/07/16	3.625%	805,000	818,040
01/18/18	5.950%	1,000,000	1,099,284
04/01/18	6.150%	1,500,000	1,667,820
01/31/19	2.625%	1,797,000	1,819,240
02/15/19	7.500%	3,565,000	4,190,932
03/15/20	5.375%	1,010,000	1,124,655
04/23/20	2.600%	487,000	484,560
06/15/20	6.000%	1,281,000	1,463,832
07/27/21	5.250%	1,123,000	1,247,112
03/03/24	4.000%	468,000	476,166
07/08/24	3.850%	453,000	451,863
01/23/25	3.500%	578,000	558,219
05/22/25	3.750%	3,100,000	3,048,779
HSBC Bank PLC(a) 05/15/18	1.500%	1,432,000	1,422,214
08/12/20	4.125%	622,000	667,996
01/19/21	4.750%	565,000	622,759
HSBC Holdings PLC 04/05/21	5.100%	586,000	653,224
01/14/22	4.875%	410,000	452,125
03/14/24	4.250%	2,500,000	2,524,962
HSBC USA, Inc. 01/16/18	1.625%	1,660,000	1,655,463
Huntington National Bank (The) 06/30/18	2.000%	557,000	557,546
ING Bank NV(a) 09/25/15	2.000%	540,000	541,428
10/01/19	2.500%	700,000	704,482
KeyBank NA 11/01/17	5.700%	817,000	887,767
05/22/22	3.180%	1,373,000	1,370,332

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KeyCorp 03/24/21	5.100%	253,000	280,698
Lloyds Bank PLC 03/16/18	1.750%	534,000	534,052
Macquarie Group Ltd.(a) 01/14/20	6.000%	1,700,000	1,910,212
01/14/21	6.250%	926,000	1,051,697
Morgan Stanley 07/24/15	4.000%	567,000	568,201
02/25/16	1.750%	420,000	421,709
01/09/17	5.450%	3,300,000	3,497,010
12/28/17	5.950%	1,200,000	1,319,058
01/24/19	2.500%	1,563,000	1,577,794
09/23/19	5.625%	130,000	145,533
01/26/20	5.500%	600,000	667,438
01/27/20	2.650%	567,000	565,988
06/16/20	2.800%	2,473,000	2,469,639
07/24/20	5.500%	696,000	780,546
07/28/21	5.500%	2,815,000	3,175,571
11/24/25	5.000%	1,113,000	1,165,154
01/27/45	4.300%	459,000	428,888
National Australia Bank Ltd.(a) 07/27/16	3.000%	3,250,000	3,323,401
Nordea Bank AB(a) 09/21/22	4.250%	910,000	932,017
Northern Trust Co. (The) 08/15/18	6.500%	500,000	571,275
PNC Bank NA 01/30/23	2.950%	570,000	551,469
PNC Bank National Association 04/01/18	6.875%	1,000,000	1,130,289
Royal Bank of Canada 07/20/16	2.300%	1,215,000	1,235,175
SouthTrust Bank 05/15/25	7.690%	500,000	619,898
State Street Corp. 05/15/23	3.100%	630,000	617,196
12/16/24	3.300%	977,000	975,299
SunTrust Banks, Inc. 01/20/17	3.500%	600,000	617,877
11/01/18	2.350%	419,000	421,657
Toronto-Dominion Bank (The) 11/05/19	2.250%	812,000	815,275
Toronto-Dominion Bank (The)(a) 07/29/15	2.200%	2,500,000	2,503,825
U.S. Bancorp 07/27/15	2.450%	960,000	961,349
05/15/17	1.650%	500,000	506,024
05/24/21	4.125%	309,000	334,352

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/15/22	3.000%	358,000	360,979
01/30/24	3.700%	752,000	778,519
UBS AG 12/20/17	5.875%	350,000	385,041
04/25/18	5.750%	244,000	270,320
08/04/20	4.875%	305,000	337,173
US Bank NA 01/26/18	1.350%	775,000	774,495
Wachovia Corp. 02/01/18	5.750%	1,400,000	1,546,194
Wells Fargo & Co. 01/22/21	3.000%	3,910,000	3,973,721
04/01/21	4.600%	200,000	219,096
09/09/24	3.300%	750,000	738,495
06/03/26	4.100%	613,000	615,584
Wells Fargo Bank 08/15/15	5.000%	1,000,000	1,005,740
11/15/17	6.000%	5,300,000	5,838,167
Westpac Banking Corp. 11/19/19	4.875%	750,000	831,468
Westpac Banking Corp.(a) 03/03/20	2.000%	405,000	402,997
Total			157,453,161
BROKERAGE/ASSET MANAGERS/EXCHANGES 0.2%
BlackRock, Inc. 09/15/17	6.250%	900,000	996,678
Blackstone Holdings Finance Co. LLC(a) 03/15/21	5.875%	850,000	976,564
Charles Schwab Corp. (The) 09/01/22	3.225%	325,000	327,549
Jefferies Group LLC 11/09/15	3.875%	375,000	378,154
04/15/21	6.875%	1,865,000	2,134,707
Nomura Holdings, Inc. 01/19/16	4.125%	650,000	660,761
03/04/20	6.700%	190,000	222,848
Total			5,697,261
CABLE AND SATELLITE 0.4%
COX Communications, Inc.(a) 01/15/19	9.375%	380,000	463,916
03/01/39	8.375%	420,000	535,418
Comcast Cable Communications Holdings, Inc. 11/15/22	9.455%	1,165,000	1,600,914
Comcast Cable Communications LLC 05/01/17	8.875%	753,000	854,847

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp. 11/15/35	6.500%	1,070,000	1,331,329
03/15/37	6.450%	1,940,000	2,397,442
DIRECTV Holdings LLC/Financing Co., Inc. 03/01/21	5.000%	535,000	579,331
03/15/22	3.800%	760,000	764,372
04/01/24	4.450%	1,000,000	1,023,310
08/15/40	6.000%	875,000	908,032
03/01/41	6.375%	425,000	457,170
NBCUniversal Media LLC 04/01/21	4.375%	755,000	817,722
04/30/40	6.400%	314,000	389,906
TCI Communications, Inc. 02/15/28	7.125%	415,000	541,174
Time Warner Cable, Inc. 07/01/18	6.750%	865,000	964,434
02/14/19	8.750%	662,000	786,226
05/01/37	6.550%	580,000	603,794
Time Warner Entertainment Co. LP 07/15/33	8.375%	695,000	853,057
Total			15,872,394
CHEMICALS 0.5%
Agrium, Inc. 03/15/35	4.125%	2,700,000	2,414,272
CF Industries, Inc. 05/01/20	7.125%	1,177,000	1,398,151
Dow Chemical Co. (The) 05/15/18	5.700%	79,000	87,437
05/15/19	8.550%	329,000	401,128
09/15/21	8.850%	400,000	514,657
11/15/21	4.125%	730,000	765,696
11/01/29	7.375%	455,000	573,575
EI du Pont de Nemours & Co. 03/15/19	5.750%	250,000	283,441
01/15/28	6.500%	355,000	436,177
12/15/36	5.600%	525,000	597,359
Ecolab, Inc. 01/12/20	2.250%	776,000	768,199
12/08/41	5.500%	970,000	1,059,729
Mosaic Co. (The) 11/15/21	3.750%	905,000	933,361
11/15/23	4.250%	814,000	836,978
11/15/33	5.450%	836,000	889,901
11/15/43	5.625%	235,000	250,372
PPG Industries, Inc. 03/15/18	6.650%	212,000	238,080
Potash Corp. of Saskatchewan, Inc. 12/01/17	3.250%	300,000	312,502
05/15/19	6.500%	450,000	520,121

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Praxair, Inc. 03/15/17	5.200%	740,000	789,928
02/05/25	2.650%	587,000	560,933
Union Carbide Corp. 06/01/25	7.500%	515,000	641,747
10/01/96	7.750%	920,000	1,140,801
Total			16,414,545
CONSTRUCTION MACHINERY 0.1%
Caterpillar Financial Services Corp. 02/15/19	7.150%	320,000	376,739
Caterpillar, Inc. 12/15/18	7.900%	1,000,000	1,200,965
08/15/42	3.803%	1,011,000	930,473
John Deere Capital Corp. 10/10/17	1.200%	570,000	569,240
12/15/17	1.550%	457,000	460,072
06/12/24	3.350%	869,000	885,726
Total			4,423,215
CONSUMER CYCLICAL SERVICES 0.1%
ADT Corp. (The) 07/15/22	3.500%	1,200,000	1,086,000
Amazon.com, Inc. 12/05/34	4.800%	500,000	496,647
eBay, Inc. 08/01/21	2.875%	400,000	394,796
07/15/22	2.600%	1,425,000	1,323,645
08/01/24	3.450%	970,000	933,923
Total			4,235,011
CONSUMER PRODUCTS 0.1%
Kimberly-Clark Corp. 03/01/22	2.400%	268,000	261,956
06/01/23	2.400%	600,000	577,643
Koninklijke Philips NV 03/11/18	5.750%	148,000	162,508
03/15/22	3.750%	600,000	608,089
06/01/26	7.200%	175,000	215,328
Total			1,825,524
DIVERSIFIED MANUFACTURING 0.1%
Eaton Corp. 04/01/24	7.625%	500,000	633,692
Parker-Hannifin Corp. 11/21/24	3.300%	448,000	449,540
Siemens Financieringsmaatschappij NV(a) 05/27/22	2.900%	520,000	513,214
08/17/26	6.125%	1,085,000	1,318,341
Total			2,914,787

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ELECTRIC 1.2%
Alabama Power Co. 05/15/38	6.125%	70,000	86,203
American Electric Power Co., Inc. 12/15/17	1.650%	357,000	357,415
12/15/22	2.950%	375,000	363,947
Arizona Public Service Co. 01/15/20	2.200%	255,000	252,861
04/01/42	4.500%	93,000	93,374
Berkshire Hathaway Energy Co. 11/15/23	3.750%	976,000	998,883
02/01/25	3.500%	529,000	526,791
CMS Energy Corp. 06/15/19	8.750%	580,000	710,644
CenterPoint Energy, Inc. 05/01/18	6.500%	1,065,000	1,198,819
Cleveland Electric Illuminating Co. (The) 11/15/18	8.875%	600,000	729,068
Consumers Energy Co. 05/15/22	2.850%	282,000	282,748
08/31/64	4.350%	547,000	513,027
DTE Electric Co. 06/01/21	3.900%	285,000	304,346
06/15/42	3.950%	364,000	345,821
DTE Energy Co. 12/01/19	2.400%	434,000	433,964
DTE Energy Co.(a) 06/15/22	3.300%	397,000	400,217
Dominion Resources, Inc. 08/01/33	5.250%	1,315,000	1,382,912
08/01/41	4.900%	102,000	103,904
Duke Energy Carolinas LLC 01/15/18	5.250%	630,000	692,442
06/15/20	4.300%	1,356,000	1,484,678
01/15/38	6.000%	226,000	276,482
12/15/41	4.250%	313,000	307,939
Duke Energy Corp. 11/15/16	2.150%	757,000	768,634
Duke Energy Indiana, Inc. 07/15/20	3.750%	772,000	822,148
Duke Energy Progress, Inc. 05/15/22	2.800%	607,000	598,113
04/01/35	5.700%	300,000	352,562
Exelon Generation Co. LLC 10/01/17	6.200%	800,000	874,660
01/15/20	2.950%	840,000	842,906
10/01/20	4.000%	750,000	782,488

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Florida Power & Light Co. 02/01/33	5.850%	176,000	213,159
10/01/33	5.950%	615,000	749,047
Indiana Michigan Power Co. 03/15/19	7.000%	420,000	488,987
John Sevier Combined Cycle Generation LLC 01/15/42	4.626%	351,344	377,632
Kansas City Power & Light Co. 03/15/23	3.150%	230,000	225,649
10/01/41	5.300%	750,000	811,613
National Rural Utilities Cooperative Finance Corp. 11/01/18	10.375%	550,000	699,929
Nevada Power Co. 08/01/18	6.500%	1,275,000	1,456,000
03/15/19	7.125%	530,000	623,266
09/15/40	5.375%	67,000	76,395
NextEra Energy Capital Holdings, Inc. 09/01/15	1.339%	95,000	95,089
Nextera Energy Capital Holdings, Inc. 09/15/19	2.400%	506,000	505,455
Niagara Mohawk Power Corp.(a) 10/01/34	4.278%	753,000	751,449
Oncor Electric Delivery Co. LLC 09/01/18	6.800%	813,000	940,822
09/01/22	7.000%	155,000	190,694
PPL Capital Funding, Inc. 06/15/22	4.200%	313,000	329,290
PPL Electric Utilities Corp. 09/01/22	2.500%	368,000	356,309
PSEG Power LLC 12/01/15	5.500%	212,000	215,960
09/15/16	5.320%	800,000	837,354
09/15/21	4.150%	233,000	244,358
11/15/23	4.300%	449,000	463,859
PacifiCorp 07/15/18	5.650%	1,500,000	1,674,165
06/15/21	3.850%	335,000	355,993
10/15/37	6.250%	200,000	251,391
Pacific Gas & Electric Co. 11/15/23	3.850%	825,000	855,772
06/15/25	3.500%	750,000	748,645
04/15/42	4.450%	257,000	251,339
08/15/42	3.750%	531,000	464,937
Peco Energy Co. 09/15/22	2.375%	2,000,000	1,908,190
Potomac Electric Power Co. 12/15/38	7.900%	160,000	239,092
Progress Energy, Inc. 01/15/21	4.400%	187,000	200,144

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Co. of Colorado 11/15/20	3.200%	240,000	251,210
Public Service Co. of New Hampshire 11/01/23	3.500%	303,000	311,125
Public Service Co. of Oklahoma 12/01/19	5.150%	377,000	418,394
02/01/21	4.400%	231,000	247,947
San Diego Gas & Electric Co. 06/01/26	6.000%	525,000	651,950
05/15/40	5.350%	21,000	24,899
South Carolina Electric & Gas Co. 06/01/64	4.500%	130,000	118,300
Southern California Edison Co. 06/01/21	3.875%	225,000	241,628
02/01/22	1.845%	931,000	930,081
02/01/38	5.950%	210,000	255,468
Southern Co. (The) 09/01/19	2.150%	389,000	384,992
Southern Power Co. 09/15/41	5.150%	466,000	480,021
Southwestern Electric Power Co. 04/01/45	3.900%	428,000	372,595
Southwestern Public Service Co. 12/01/18	8.750%	804,000	984,347
Virginia Electric and Power Co. 03/15/23	2.750%	900,000	878,479
02/15/24	3.450%	783,000	793,153
11/15/38	8.875%	205,000	315,909
WEC Energy Group, Inc. 06/15/25	3.550%	721,000	719,099
Wisconsin Electric Power Co. 09/15/21	2.950%	86,000	87,885
06/01/25	3.100%	192,000	190,836
Xcel Energy, Inc. 05/15/20	4.700%	98,000	106,888
09/15/41	4.800%	90,000	93,335
Total			43,348,521
ENVIRONMENTAL —%
Republic Services, Inc. 06/01/22	3.550%	839,000	848,044
Waste Management, Inc. 06/30/20	4.750%	450,000	496,127
Total			1,344,171
FINANCE COMPANIES 0.6%
AIG Global Funding(a) 12/15/17	1.650%	453,000	453,650

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Electric Capital Corp. 07/02/15	1.625%	1,000,000	1,000,064
12/11/15	1.000%	606,000	607,726
09/15/17	5.625%	3,400,000	3,702,369
05/01/18	5.625%	4,550,000	5,036,045
08/07/19	6.000%	2,400,000	2,743,414
01/08/20	5.500%	1,450,000	1,642,237
01/09/20	2.200%	602,000	600,218
01/07/21	4.625%	300,000	330,301
02/11/21	5.300%	292,000	328,334
09/07/22	3.150%	700,000	702,822
03/15/32	6.750%	505,000	655,616
General Electric Capital Corp.(c) 02/15/17	0.444%	1,250,000	1,248,815
HSBC Finance Corp. 01/19/16	5.500%	1,090,000	1,116,442
Total			20,168,053
FOOD AND BEVERAGE 0.4%
Anheuser-Busch Companies, Inc. 01/15/31	6.800%	640,000	797,160
Anheuser-Busch InBev Worldwide, Inc. 01/15/19	7.750%	96,000	113,947
11/15/19	6.875%	250,000	298,469
01/15/39	8.200%	410,000	610,366
Brown-Forman Corp. 07/15/45	4.500%	525,000	519,570
Bunge Ltd. Finance Corp. 06/15/19	8.500%	790,000	955,006
Cargill, Inc.(a) 11/27/17	6.000%	170,000	187,819
03/06/19	7.350%	250,000	297,019
11/01/36	7.250%	300,000	402,608
09/15/37	6.625%	545,000	710,488
Coca-Cola Co. (The) 04/01/18	1.150%	1,011,000	1,005,691
ConAgra Foods, Inc. 10/01/26	7.125%	400,000	465,547
Diageo Investment Corp. 05/11/22	2.875%	900,000	879,871
09/15/22	8.000%	865,000	1,127,100
General Mills, Inc. 02/15/19	5.650%	140,000	156,267
Heineken NV(a) 10/01/17	1.400%	655,000	655,072
Kraft Foods Group, Inc. 08/23/18	6.125%	400,000	447,284
01/26/39	6.875%	605,000	741,374
Mondelez International, Inc. 02/01/24	4.000%	75,000	77,679

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PepsiCo, Inc. 08/13/17	1.250%	1,025,000	1,026,701
11/01/18	7.900%	133,000	158,805
08/25/21	3.000%	838,000	858,487
SABMiller Holdings, Inc.(a) 01/15/22	3.750%	1,400,000	1,446,557
Sysco Corp. 10/02/21	3.000%	292,000	294,920
Tyson Foods, Inc. 08/15/24	3.950%	932,000	938,839
Total			15,172,646
FOREIGN AGENCIES 0.1%
CNOOC Finance Ltd. 05/09/23	3.000%	1,300,000	1,231,576
CNOOC Nexen Finance ULC 04/30/24	4.250%	389,000	397,105
Total			1,628,681
HEALTH CARE 0.1%
Becton Dickinson and Co. 12/15/24	3.734%	345,000	343,839
Cardinal Health, Inc. 11/15/19	2.400%	835,000	828,262
Medco Health Solutions, Inc. 03/15/18	7.125%	500,000	569,149
09/15/20	4.125%	760,000	807,333
Memorial Sloan-Kettering Cancer Center 07/01/55	4.200%	60,000	54,375
Quest Diagnostics, Inc. 01/30/20	4.750%	600,000	653,294
Total			3,256,252
HEALTHCARE INSURANCE —%
Aetna, Inc. 12/15/37	6.750%	590,000	742,409
UnitedHealth Group, Inc. 03/15/36	5.800%	185,000	215,137
11/15/37	6.625%	285,000	365,366
Total			1,322,912
HEALTHCARE REIT 0.1%
HCP, Inc. 02/01/20	2.625%	1,222,000	1,209,671
02/01/21	5.375%	682,000	752,406
11/15/23	4.250%	490,000	493,965
03/01/24	4.200%	81,000	81,162

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care REIT, Inc. 06/01/25	4.000%	652,000	643,500
Ventas Realty LP/Capital Corp. 06/01/21	4.750%	500,000	541,781
08/15/22	3.250%	450,000	434,615
Total			4,157,100
INDEPENDENT ENERGY 0.6%
Alberta Energy Co., Ltd. 11/01/31	7.375%	695,000	811,558
Anadarko Finance Co. 05/01/31	7.500%	1,240,000	1,552,807
Anadarko Holding Co. 05/15/28	7.150%	570,000	695,432
Apache Corp. 09/15/18	6.900%	750,000	858,392
04/15/22	3.250%	64,000	62,940
04/15/43	4.750%	268,000	248,013
Burlington Resources Finance Co. 12/01/31	7.400%	530,000	704,279
Burlington Resources, Inc. 03/15/25	8.200%	300,000	404,030
Canadian Natural Resources Ltd. 06/30/33	6.450%	1,423,000	1,624,938
ConocoPhillips 07/15/18	6.650%	605,000	692,434
03/30/29	7.000%	475,000	605,031
Devon Energy Corp. 01/15/19	6.300%	1,050,000	1,186,129
Devon Financing Corp. LLC 09/30/31	7.875%	1,050,000	1,353,451
EOG Resources, Inc. 03/15/23	2.625%	707,000	678,922
Hess Corp. 10/01/29	7.875%	725,000	913,102
Kerr-McGee Corp. 09/15/31	7.875%	800,000	1,024,667
Marathon Oil Corp. 11/01/22	2.800%	700,000	663,513
06/01/25	3.850%	1,300,000	1,274,113
10/01/37	6.600%	300,000	338,328
Occidental Petroleum Corp. 02/15/17	1.750%	244,000	246,210
02/01/21	4.100%	1,250,000	1,356,005
Talisman Energy, Inc. 06/01/19	7.750%	795,000	911,697
02/01/37	5.850%	340,000	323,860
02/01/38	6.250%	345,000	338,707
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tosco Corp. 02/15/30	8.125%	775,000	1,077,303
Total			19,945,861
INTEGRATED ENERGY 0.4%
BG Energy Capital PLC(a) 10/15/41	5.125%	200,000	208,915
BP Capital Markets PLC 11/06/17	1.375%	497,000	496,660
05/06/22	3.245%	715,000	716,820
09/26/23	3.994%	1,212,000	1,254,278
02/10/24	3.814%	409,000	416,427
Cenovus Energy, Inc. 08/15/22	3.000%	300,000	283,702
11/15/39	6.750%	665,000	754,043
Chevron Corp. 12/05/22	2.355%	435,000	416,287
06/24/23	3.191%	269,000	270,279
Husky Energy, Inc. 04/15/22	3.950%	350,000	350,967
Petro-Canada 05/15/35	5.950%	1,450,000	1,665,213
Shell International Finance BV 09/22/19	4.300%	1,000,000	1,089,868
03/25/20	4.375%	400,000	437,909
05/11/20	2.125%	465,000	464,002
08/12/23	3.400%	489,000	501,847
12/15/38	6.375%	480,000	603,559
Suncor Energy, Inc. 06/01/18	6.100%	970,000	1,081,711
Total Capital International SA 06/28/17	1.550%	311,000	313,885
06/19/21	2.750%	1,530,000	1,543,354
01/25/23	2.700%	500,000	485,584
Total Capital SA 03/15/16	2.300%	1,170,000	1,184,764
Total			14,540,074
LIFE INSURANCE 0.7%
AIG SunAmerica Global Financing X(a) 03/15/32	6.900%	585,000	749,837
American International Group, Inc. 06/01/22	4.875%	519,000	569,300
02/15/24	4.125%	767,000	795,896
01/15/35	3.875%	537,000	485,036
Jackson National Life Global Funding(a) 06/01/18	4.700%	600,000	649,554
Lincoln National Corp. 06/24/21	4.850%	140,000	153,096
03/15/22	4.200%	865,000	907,679

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MassMutual Global Funding II(a) 04/14/16	3.125%	290,000	295,255
04/05/17	2.000%	670,000	678,786
08/02/18	2.100%	598,000	603,709
10/17/22	2.500%	1,551,000	1,498,460
MetLife Global Funding I(a) 01/10/18	1.500%	1,314,000	1,311,552
MetLife, Inc. 09/15/23	4.368%	600,000	638,205
11/13/43	4.875%	490,000	508,549
Metropolitan Life Global Funding I(a) 01/11/16	3.125%	855,000	866,413
06/14/18	3.650%	900,000	952,309
04/11/22	3.875%	1,049,000	1,102,282
New York Life Global Funding(a) 07/24/15	0.750%	825,000	825,221
02/12/16	0.800%	450,000	450,659
06/18/19	2.150%	1,573,000	1,576,586
Pacific Life Insurance Co.(a) 06/15/39	9.250%	490,000	731,744
Pricoa Global Funding I(a) 05/29/18	1.600%	1,439,000	1,431,470
Principal Financial Group, Inc. 05/15/19	8.875%	500,000	615,526
Principal Life Global Funding II(a) 12/11/15	1.000%	478,000	478,826
10/15/18	2.250%	2,018,000	2,054,043
Prudential Insurance Co. of America (The)(a) 07/01/25	8.300%	2,060,000	2,742,822
Total			23,672,815
MEDIA AND ENTERTAINMENT 0.3%
21st Century Fox America, Inc. 05/18/18	7.250%	375,000	432,362
07/15/24	9.500%	407,000	563,496
10/30/25	7.700%	400,000	514,978
04/30/28	7.300%	350,000	433,733
12/15/34	6.200%	450,000	522,267
CBS Corp. 01/15/25	3.500%	1,019,000	974,949
07/01/42	4.850%	1,075,000	990,293
Discovery Communications LLC 06/15/21	4.375%	200,000	210,393
05/15/22	3.300%	500,000	491,622
05/15/42	4.950%	490,000	452,803
Historic TW, Inc. 05/15/29	6.625%	565,000	674,076
Sky PLC(a) 09/16/24	3.750%	363,000	354,381

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thomson Reuters Corp. 07/15/18	6.500%	725,000	818,111
Time Warner, Inc. 03/29/21	4.750%	300,000	324,303
12/15/23	4.050%	400,000	410,167
04/15/31	7.625%	450,000	585,150
05/01/32	7.700%	690,000	906,396
Viacom, Inc. 04/30/16	6.250%	95,000	99,172
10/05/17	6.125%	375,000	409,116
12/15/21	3.875%	568,000	576,195
03/15/23	3.250%	167,000	158,702
03/15/43	4.375%	269,000	217,931
Walt Disney Co. (The) 12/15/17	5.875%	500,000	555,885
05/30/19	1.850%	585,000	585,068
Total			12,261,549
METALS 0.2%
BHP Billiton Finance USA Ltd. 09/30/18	2.050%	554,000	562,022
09/30/43	5.000%	497,000	515,903
Barrick North America Finance LLC 05/30/21	4.400%	400,000	408,603
Freeport-McMoRan, Inc. 03/01/17	2.150%	917,000	918,329
03/01/22	3.550%	580,000	536,864
11/14/24	4.550%	300,000	279,532
Nucor Corp. 12/01/37	6.400%	250,000	291,483
Placer Dome, Inc. 10/15/35	6.450%	780,000	777,856
Rio Tinto Finance USA Ltd. 05/01/19	9.000%	390,000	486,824
11/02/20	3.500%	300,000	312,548
09/20/21	3.750%	1,104,000	1,144,098
Teck Resources Ltd. 01/15/22	4.750%	1,094,000	1,016,485
02/01/23	3.750%	203,000	174,620
Total			7,425,167
MIDSTREAM 0.8%
ANR Pipeline Co. 11/01/21	9.625%	200,000	263,567
Boardwalk Pipelines LP 12/15/24	4.950%	350,000	343,232
Buckeye Partners LP 02/01/21	4.875%	800,000	834,158
07/01/23	4.150%	738,000	719,306

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/15/24	4.350%	250,000	245,097
11/15/43	5.850%	50,000	48,559
CenterPoint Energy Resources Corp. 11/01/17	6.125%	395,000	437,011
EnLink Midstream Partners LP 04/01/19	2.700%	664,000	655,559
Energy Transfer Partners LP 02/01/23	3.600%	958,000	907,226
03/15/25	4.050%	946,000	892,069
Enterprise Products Operating LLC 03/15/23	3.350%	1,900,000	1,855,586
10/15/34	6.650%	800,000	969,478
Gulf South Pipeline Co. LP 06/15/22	4.000%	1,335,000	1,283,624
Magellan Midstream Partners LP 07/15/19	6.550%	1,065,000	1,223,039
02/01/21	4.250%	510,000	542,619
10/15/43	5.150%	438,000	442,933
NiSource Finance Corp. 01/15/19	6.800%	377,000	434,585
09/15/20	5.450%	225,000	253,377
02/15/23	3.850%	237,000	243,870
02/01/42	5.800%	381,000	443,852
02/15/44	4.800%	572,000	583,239
ONEOK Partners LP 03/15/25	4.900%	1,480,000	1,464,006
10/01/36	6.650%	840,000	878,758
Plains All American Pipeline LP/Finance Corp. 12/15/19	2.600%	538,000	535,718
02/15/45	4.900%	1,221,000	1,151,186
Spectra Energy Capital LLC 10/01/19	8.000%	1,345,000	1,593,682
03/01/20	5.650%	1,465,000	1,589,871
09/15/38	7.500%	490,000	556,331
Sunoco Logistics Partners Operations LP 04/01/24	4.250%	1,701,000	1,651,734
02/15/40	6.850%	652,000	734,270
Texas Eastern Transmission LP(a) 10/15/22	2.800%	660,000	619,042
TransCanada PipeLines Ltd. 01/15/19	7.125%	677,000	786,324
10/15/37	6.200%	500,000	567,365
08/15/38	7.250%	585,000	742,982
Western Gas Partners LP 06/01/21	5.375%	352,000	379,949
Total			26,873,204

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NATURAL GAS 0.2%
AGL Capital Corp. 07/15/16	6.375%	800,000	842,963
08/15/19	5.250%	800,000	884,378
10/01/34	6.000%	1,000,000	1,178,305
Atmos Energy Corp. 03/15/19	8.500%	1,146,000	1,392,051
Boston Gas Co.(a) 02/15/42	4.487%	359,000	360,296
Sempra Energy 06/15/18	6.150%	370,000	415,339
02/15/19	9.800%	1,672,000	2,099,988
06/15/24	3.550%	470,000	469,583
Total			7,642,903
OFFICE REIT 0.1%
Boston Properties LP 05/15/21	4.125%	378,000	401,585
02/01/23	3.850%	860,000	880,613
Equity Commonwealth 09/15/20	5.875%	1,100,000	1,208,148
Total			2,490,346
OIL FIELD SERVICES 0.3%
Diamond Offshore Drilling, Inc. 10/15/39	5.700%	200,000	175,066
11/01/43	4.875%	1,727,000	1,368,741
Halliburton Co. 02/15/21	8.750%	400,000	514,513
09/15/39	7.450%	240,000	324,325
Nabors Industries, Inc. 09/15/20	5.000%	400,000	416,444
09/15/21	4.625%	1,840,000	1,827,987
National Oilwell Varco, Inc. 12/01/17	1.350%	432,000	427,343
Noble Holding International Ltd. 03/15/22	3.950%	96,000	88,459
04/01/45	6.950%	1,073,000	988,235
Schlumberger Investment SA(a) 09/14/21	3.300%	344,000	354,068
Schlumberger Ltd.(a) 01/15/21	4.200%	610,000	655,447
Transocean, Inc. 11/15/20	6.500%	459,000	425,149
12/15/21	6.875%	1,075,000	967,500
12/15/41	7.850%	67,000	53,600
Weatherford International Ltd. 04/15/22	4.500%	111,000	104,236
03/01/39	9.875%	375,000	431,646

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/15/40	6.750%	280,000	260,093
04/15/42	5.950%	125,000	105,662
Total			9,488,514
OTHER INDUSTRY —%
Hutchison Whampoa International 11 Ltd.(a) 01/13/22	4.625%	1,200,000	1,290,282
OTHER REIT —%
Duke Realty LP 02/15/21	3.875%	521,000	540,777
ProLogis LP 03/15/20	6.875%	331,000	382,361
Total			923,138
OTHER UTILITY —%
American Water Capital Corp. 10/15/37	6.593%	300,000	388,055
PHARMACEUTICALS 0.4%
AbbVie, Inc. 11/06/22	2.900%	870,000	842,421
05/14/25	3.600%	3,250,000	3,212,284
05/14/35	4.500%	1,000,000	978,303
Actavis Funding SCS 03/15/22	3.450%	434,000	429,889
03/15/35	4.550%	939,000	892,775
Allergan, Inc. 03/15/23	2.800%	2,160,000	1,994,985
Amgen, Inc. 06/01/37	6.375%	1,100,000	1,299,320
11/15/41	5.150%	1,465,000	1,504,480
Forest Laboratories LLC(a) 02/15/21	4.875%	100,000	108,421
12/15/21	5.000%	930,000	1,009,173
Gilead Sciences, Inc. 12/01/21	4.400%	500,000	546,084
GlaxoSmithKline Capital, Inc. 03/18/16	0.700%	592,000	592,918
Merck & Co, Inc. 05/18/23	2.800%	968,000	952,403
Pfizer, Inc. 06/15/23	3.000%	1,530,000	1,524,466
Total			15,887,922
PROPERTY & CASUALTY 0.3%
Berkshire Hathaway Finance Corp. 12/15/15	2.450%	333,000	335,871
05/15/18	5.400%	2,200,000	2,440,060

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/22	3.000%	1,000,000	1,011,281
01/15/40	5.750%	385,000	449,480
Berkshire Hathaway, Inc. 08/15/21	3.750%	488,000	524,353
CNA Financial Corp. 08/15/16	6.500%	300,000	317,315
11/15/19	7.350%	360,000	425,525
Liberty Mutual Group, Inc.(a) 06/01/21	5.000%	330,000	360,115
Liberty Mutual Insurance Co.(a) 05/15/25	8.500%	800,000	992,203
Marsh & McLennan Companies, Inc. 03/06/20	2.350%	1,015,000	1,010,900
Nationwide Mutual Insurance Co.(a) 08/15/39	9.375%	1,170,000	1,751,166
Travelers Property Casualty Corp. 04/15/26	7.750%	605,000	796,879
Total			10,415,148
RAILROADS 0.3%
Burlington Northern Santa Fe LLC 03/15/22	3.050%	217,000	216,584
03/15/23	3.000%	155,000	151,432
08/15/30	7.950%	500,000	699,732
05/01/40	5.750%	790,000	906,478
03/15/42	4.400%	500,000	480,349
CSX Corp. 05/01/17	7.900%	625,000	697,822
02/01/19	7.375%	815,000	955,433
06/01/21	4.250%	215,000	231,870
Canadian Pacific Railway Co. 05/15/19	7.250%	450,000	531,287
Canadian Pacific Railway Ltd. 01/15/22	4.500%	1,350,000	1,451,658
Norfolk Southern Corp. 02/15/23	2.903%	883,000	851,679
05/23/11	6.000%	1,072,000	1,218,522
Union Pacific Corp. 07/15/22	4.163%	849,000	911,765
Union Pacific Railroad Co. 2015-1 Pass-Through Trust 05/12/27	2.695%	2,125,000	2,060,045
Total			11,364,656
RETAIL REIT 0.1%
Realty Income Corp. 10/15/22	3.250%	500,000	485,389
07/15/24	3.875%	1,642,000	1,654,640

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Simon Property Group LP 05/30/18	6.125%	900,000	1,011,230
02/01/24	3.750%	1,750,000	1,792,616
Total			4,943,875
RETAILERS 0.2%
Advance Auto Parts, Inc. 01/15/22	4.500%	700,000	734,867
Bed Bath & Beyond, Inc. 08/01/34	4.915%	743,000	725,150
CVS Pass-Through Trust(a) 10/10/25	6.204%	256,559	292,073
01/10/34	5.926%	509,371	584,044
Gap, Inc. (The) 04/12/21	5.950%	773,000	872,941
Lowes Companies, Inc. 02/15/28	6.875%	400,000	518,943
10/15/35	5.500%	1,150,000	1,304,546
Macy's Retail Holdings, Inc. 03/15/37	6.375%	400,000	475,342
Target Corp. 11/01/32	6.350%	150,000	185,527
Walgreens Boots Alliance, Inc. 11/18/44	4.800%	500,000	470,498
Total			6,163,931
SUPERMARKETS 0.1%
Kroger Co. (The) 08/15/17	6.400%	300,000	330,298
01/15/20	6.150%	440,000	506,275
04/01/31	7.500%	1,220,000	1,570,756
Total			2,407,329
SUPRANATIONAL 0.1%
African Development Bank 09/01/19	8.800%	1,700,000	2,110,878
Corporación Andina de Fomento 01/15/16	3.750%	1,192,000	1,204,019
Total			3,314,897
TECHNOLOGY 0.7%
Apple, Inc. 05/03/18	1.000%	2,084,000	2,062,931
05/03/23	2.400%	1,645,000	1,573,642
Arrow Electronics, Inc. 04/01/20	6.000%	760,000	854,299
01/15/27	7.500%	959,000	1,131,791

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cisco Systems, Inc. 01/15/40	5.500%	1,460,000	1,664,061
Dell, Inc. 04/15/28	7.100%	390,000	408,525
EMC Corp. 06/01/23	3.375%	1,385,000	1,387,191
HP Enterprise Services LLC 10/15/29	7.450%	300,000	366,317
Hewlett-Packard Co. 09/15/21	4.375%	1,058,000	1,098,534
International Business Machines Corp. 07/22/16	1.950%	993,000	1,007,266
10/15/18	7.625%	640,000	759,575
08/01/27	6.220%	655,000	815,835
11/29/32	5.875%	500,000	599,625
Intuit, Inc. 03/15/17	5.750%	1,100,000	1,176,945
Microsoft Corp. 09/25/15	1.625%	360,000	361,132
02/12/22	2.375%	1,000,000	982,098
11/15/22	2.125%	523,000	499,109
12/15/23	3.625%	667,000	694,060
10/01/40	4.500%	518,000	527,931
National Semiconductor Corp. 06/15/17	6.600%	1,115,000	1,231,283
Oracle Corp. 10/15/22	2.500%	1,700,000	1,638,132
07/15/23	3.625%	900,000	925,497
05/15/25	2.950%	2,500,000	2,406,050
04/15/38	6.500%	280,000	351,196
07/08/39	6.125%	339,000	409,558
07/15/40	5.375%	155,000	171,432
Pitney Bowes, Inc. 03/15/18	5.600%	150,000	162,777
Xerox Corp. 02/01/17	6.750%	500,000	538,595
12/15/19	5.625%	475,000	532,566
Total			26,337,953
TRANSPORTATION SERVICES 0.1%
ERAC U.S.A. Finance LLC(a) 08/16/21	4.500%	600,000	647,768
10/15/37	7.000%	610,000	745,634
Penske Truck Leasing Co. LP/Finance Corp.(a) 02/01/22	3.375%	1,400,000	1,358,532
Ryder System, Inc. 06/01/17	3.500%	705,000	733,146

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Parcel Service of America, Inc.(c) 04/01/30	8.375%	225,000	320,053
Total			3,805,133
WIRELESS 0.3%
America Movil SAB de CV 03/30/20	5.000%	650,000	719,518
07/16/22	3.125%	1,297,000	1,279,672
03/30/40	6.125%	300,000	347,379
America Movil SAB de CV(c) 09/12/16	1.288%	1,680,000	1,683,615
American Tower Corp. 01/31/23	3.500%	670,000	643,576
Centel Capital Corp. 10/15/19	9.000%	350,000	416,669
Crown Castle Towers LLC(a) 01/15/20	6.113%	1,000,000	1,138,614
Rogers Communications, Inc. 05/01/32	8.750%	1,075,000	1,467,622
Vodafone Group PLC 03/20/17	1.625%	2,200,000	2,191,167
Total			9,887,832
WIRELINES 1.2%
AT&T, Inc. 02/12/16	0.900%	1,362,000	1,362,064
02/15/19	5.800%	1,000,000	1,118,048
05/15/21	4.450%	600,000	640,378
06/30/22	3.000%	6,000,000	5,793,384
05/15/35	4.500%	3,000,000	2,757,861
01/15/38	6.300%	750,000	829,640
09/01/40	5.350%	1,821,000	1,792,805
12/15/42	4.300%	1,158,000	992,460
06/15/45	4.350%	1,219,000	1,040,680
BellSouth Capital Funding Corp. 02/15/30	7.875%	510,000	637,479
British Telecommunications PLC 06/28/16	1.625%	231,000	232,174
02/14/19	2.350%	200,000	200,883
12/15/30	9.625%	350,000	519,460
Deutsche Telekom International Finance BV 08/20/18	6.750%	525,000	602,233
06/15/30	8.750%	290,000	408,009
Deutsche Telekom International Finance BV(a) 03/06/17	2.250%	500,000	505,775
03/06/42	4.875%	150,000	150,026
Orange SA 03/01/31	9.000%	1,528,000	2,156,098

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qwest Corp. 12/01/21	6.750%	1,063,000	1,173,286
Telefonica Emisiones SAU 06/20/16	6.421%	790,000	826,021
04/27/18	3.192%	241,000	247,565
04/27/20	5.134%	1,021,000	1,116,852
02/16/21	5.462%	120,000	132,647
Verizon Communications, Inc. 11/01/21	3.000%	1,787,000	1,762,958
11/01/24	3.500%	2,361,000	2,296,448
12/01/30	7.750%	550,000	713,772
11/01/34	4.400%	3,926,000	3,634,530
08/21/46	4.862%	4,944,000	4,627,169
Verizon Communications, Inc.(a) 09/15/48	4.522%	121,000	106,301
03/15/55	4.672%	112,000	97,435
Verizon Maryland LLC 06/15/33	5.125%	500,000	488,608
Verizon New England, Inc. 11/15/29	7.875%	979,000	1,249,450
Verizon Pennsylvania LLC 12/01/28	6.000%	1,015,000	1,083,388
Total			41,295,887
Total Corporate Bonds & Notes (Cost: $579,957,394)			589,383,271

Residential Mortgage-Backed Securities —
Agency 18.3%

FDIC Trust CMO Series 2013-N1 Class A(a) 10/25/18	4.500%	216,981	217,737
Federal Home Loan Banks CMO Series 2015-TQ Class A 10/20/15	5.065%	616,399	624,880
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series KPLB Class A 05/25/30	2.770%	7,500,000	7,334,445
Federal Home Loan Mortgage Corp. 09/01/21-09/01/37	6.000%	5,626,862	6,333,871
11/01/22-10/17/38	6.500%	3,452,993	3,897,176
02/01/24-05/01/38	5.500%	2,514,496	2,786,462
01/01/32-06/01/42	3.500%	6,921,634	7,166,645
12/01/32-06/01/42	4.000%	7,461,781	7,988,742
03/01/33	3.000%	2,734,272	2,780,011
02/01/38	7.500%	118,914	128,341
08/01/40	5.000%	3,773,572	4,180,654

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/41	4.500%	4,815,584	5,221,957
CMO Series 2127 Class PG 02/15/29	6.250%	656,633	722,755
CMO Series 2165 Class PE 06/15/29	6.000%	207,647	236,478
CMO Series 2326 Class ZQ 06/15/31	6.500%	1,146,254	1,283,127
CMO Series 2399 Class TH 01/15/32	6.500%	551,478	616,734
CMO Series 2517 Class Z 10/15/32	5.500%	436,410	471,227
CMO Series 2545 Class HG 12/15/32	5.500%	768,231	863,362
CMO Series 2557 Class HL 01/15/33	5.300%	892,373	977,071
CMO Series 2568 Class KG 02/15/23	5.500%	1,241,431	1,362,186
CMO Series 2586 Class TG 03/15/23	5.500%	1,991,481	2,178,754
CMO Series 2597 Class AE 04/15/33	5.500%	550,738	606,741
CMO Series 262 Class 35 07/15/42	3.500%	9,192,416	9,413,732
CMO Series 2752 Class EZ 02/15/34	5.500%	2,404,980	2,712,086
CMO Series 2764 Class UE 10/15/32	5.000%	519,181	544,572
CMO Series 2764 Class ZG 03/15/34	5.500%	1,339,608	1,513,923
CMO Series 2825 Class VQ 07/15/26	5.500%	414,603	419,121
CMO Series 2953 Class PG 03/15/35	5.500%	4,000,000	4,589,672
CMO Series 2986 Class CH 06/15/25	5.000%	1,166,695	1,261,876
CMO Series 2989 Class TG 06/15/25	5.000%	950,416	1,028,422
CMO Series 299 Class 300 01/15/43	3.000%	1,720,548	1,732,282
CMO Series 2990 Class UZ 06/15/35	5.750%	2,143,235	2,451,332
CMO Series 3075 Class PD 01/15/35	5.500%	307,009	321,650
CMO Series 3101 Class UZ 01/15/36	6.000%	881,442	1,006,647
CMO Series 3123 Class AZ 03/15/36	6.000%	1,262,562	1,437,905
CMO Series 3143 Class BC 02/15/36	5.500%	1,134,590	1,268,252
CMO Series 3164 Class MG 06/15/36	6.000%	345,405	390,666
CMO Series 3195 Class PD 07/15/36	6.500%	912,273	1,055,539
CMO Series 3200 Class AY 08/15/36	5.500%	811,483	914,097

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3213 Class JE 09/15/36	6.000%	1,568,226	1,754,374
CMO Series 3218 Class BE 09/15/35	6.000%	548,239	565,636
CMO Series 3229 Class HE 10/15/26	5.000%	2,086,408	2,283,901
CMO Series 3266 Class D 01/15/22	5.000%	1,940,802	2,032,522
CMO Series 3402 Class NC 12/15/22	5.000%	838,688	894,750
CMO Series 3423 Class PB 03/15/38	5.500%	2,000,000	2,311,478
CMO Series 3453 Class B 05/15/38	5.500%	317,874	346,347
CMO Series 3461 Class Z 06/15/38	6.000%	4,288,275	4,810,346
CMO Series 3501 Class CB 01/15/39	5.500%	982,866	1,105,691
CMO Series 3680 Class MA 07/15/39	4.500%	2,736,357	2,989,788
CMO Series 3684 Class CY 06/15/25	4.500%	2,000,000	2,243,658
CMO Series 3687 Class MA 02/15/37	4.500%	1,596,413	1,697,536
CMO Series 3704 Class CT 12/15/36	7.000%	1,952,968	2,293,863
CMO Series 3704 Class DT 11/15/36	7.500%	1,806,874	2,146,173
CMO Series 3704 Class ET 12/15/36	7.500%	1,362,501	1,655,743
CMO Series 3707 Class B 08/15/25	4.500%	2,027,855	2,195,579
CMO Series 3720 Class A 09/15/25	4.500%	915,628	991,462
CMO Series 3819 Class ZQ 04/15/36	6.000%	1,748,218	1,980,455
CMO Series 3827 Class BM 08/15/39	5.500%	1,292,210	1,415,149
CMO Series 3890 Class ME 07/15/41	5.000%	1,000,000	1,123,916
CMO Series 3957 Class B 11/15/41	4.000%	916,238	979,262
CMO Series 3966 Class NA 12/15/41	4.000%	1,644,402	1,785,970
CMO Series 4015 Class MY 03/15/42	3.500%	2,000,000	2,056,784
CMO Series 4173 Class NB 03/15/43	3.000%	2,000,000	1,959,722
CMO Series 4177 Class MQ 03/15/43	2.500%	1,000,000	916,377
CMO Series 4217 Class KY 06/15/43	3.000%	1,200,000	1,165,400
CMO Series 4219 Class JA 08/15/39	3.500%	4,236,595	4,456,130
CMO Series 4240 Class B 08/15/33	3.000%	2,000,000	1,937,548

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series R006 Class ZA 04/15/36	6.000%	1,329,600	1,517,322
CMO Series R007 Class ZA 05/15/36	6.000%	2,635,152	2,961,482
Structured Pass-Through Securities CMO Series T-56 Class A5 05/25/43	5.231%	1,662,915	1,823,755
Federal Home Loan Mortgage Corp.(c) 07/01/36	3.429%	193,345	201,397
11/01/36	2.375%	442,125	473,021
07/01/40	3.976%	1,154,846	1,216,848
CMO Series 2551 Class NS 01/15/33	14.143%	374,176	501,350
CMO Series 264 Class F1 07/15/42	0.736%	6,507,352	6,519,932
CMO Series 267 Class F5 08/15/42	0.686%	2,462,713	2,479,152
CMO Series 274 Class F1 08/15/42	0.686%	1,269,232	1,266,404
CMO Series 279 Class F6 09/15/42	0.636%	2,449,857	2,463,866
CMO Series 281 Class F1 10/15/42	0.686%	1,253,840	1,265,163
CMO Series 3102 Class FB 01/15/36	0.486%	360,613	362,114
CMO Series 3147 Class PF 04/15/36	0.486%	689,087	691,855
CMO Series 3229 Class AF 08/15/23	0.436%	656,323	659,702
CMO Series 3523 Class SD 06/15/36	19.152%	150,768	215,259
CMO Series 3549 Class FA 07/15/39	1.386%	213,903	218,451
CMO Series 3688 Class CU 11/15/21	6.678%	594,598	629,967
CMO Series 3688 Class GT 11/15/46	7.210%	1,204,623	1,416,524
CMO Series 3804 Class FN 03/15/39	0.636%	426,954	429,160
CMO Series 3852 Class QN 05/15/41	5.500%	1,274,285	1,399,062
CMO Series 3966 Class BF 10/15/40	0.686%	2,314,300	2,329,674
CMO Series 3997 Class PF 11/15/39	0.636%	1,182,773	1,190,129
CMO Series 4012 Class FN 03/15/42	0.686%	3,268,777	3,295,855
CMO Series 4048 Class FB 10/15/41	0.586%	3,373,233	3,390,746
CMO Series 4048 Class FJ 07/15/37	0.580%	2,886,829	2,873,554
CMO Series 4087 Class FA 05/15/39	0.636%	2,479,083	2,492,639
CMO Series 4095 Class FB 04/15/39	0.586%	3,170,956	3,172,115

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4272 Class W 04/15/40	5.620%	5,229,006	5,747,257
Structured Pass-Through Securities CMO Series T-62 Class 1A1 10/25/44	1.346%	1,405,743	1,428,065
Federal Home Loan Mortgage Corp.(c)(d) CMO IO STRIPS Series 239 Class S30 08/15/36	7.515%	1,157,705	237,663
CMO IO Series 3380 Class SI 10/15/37	6.185%	5,381,597	1,078,206
CMO IO Series 3385 Class SN 11/15/37	5.815%	422,154	63,567
CMO IO Series 3451 Class SA 05/15/38	5.865%	613,285	76,230
CMO IO Series 3531 Class SM 05/15/39	5.915%	758,278	102,069
CMO IO Series 3608 Class SC 12/15/39	6.065%	1,254,487	165,501
CMO IO Series 3740 Class SB 10/15/40	5.815%	1,794,062	317,685
CMO IO Series 3740 Class SC 10/15/40	5.815%	2,415,946	454,984
CMO IO Series 3802 Class LS 01/15/40	1.785%	3,474,557	316,023
Federal Home Loan Mortgage Corp.(e) CMO PO STRIPS Series 197 Class PO 04/01/28	0.000%	417,549	388,393
CMO PO STRIPS Series 310 Class PO 09/15/43	0.000%	3,218,931	2,450,354
CMO PO Series 2235 Class KP 06/15/30	0.000%	270,759	251,624
CMO PO Series 2967 Class EA 04/15/20	0.000%	168,416	165,695
CMO PO Series 3077 Class TO 04/15/35	0.000%	385,938	349,475
CMO PO Series 3100 Class PO 01/15/36	0.000%	602,576	560,859
CMO PO Series 3117 Class OG 02/15/36	0.000%	374,979	341,543
CMO PO Series 3136 Class PO 04/15/36	0.000%	241,235	229,645
CMO PO Series 3181 Class OH 07/15/36	0.000%	929,815	806,400
CMO PO Series 3200 Class PO 08/15/36	0.000%	341,156	317,945
CMO PO Series 3316 Class JO 05/15/37	0.000%	126,418	115,956
CMO PO Series 3393 Class JO 09/15/32	0.000%	1,489,488	1,258,388
CMO PO Series 3510 Class OD 02/15/37	0.000%	535,356	499,951
CMO PO Series 3607 Class AO 04/15/36	0.000%	426,181	391,531
CMO PO Series 3607 Class EO 02/15/33	0.000%	25,406	25,296

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO PO Series 3607 Class PO 05/15/37	0.000%	520,066	478,752
CMO PO Series 3607 Class TO 10/15/39	0.000%	667,275	614,742
CMO PO Series 3621 Class BO 01/15/40	0.000%	311,328	289,399
CMO PO Series 3623 Class LO 01/15/40	0.000%	512,440	446,189
Federal Home Loan Mortgage Corp.(d) CMO IO Series 3688 Class NI 04/15/32	5.000%	1,568,017	157,041
CMO IO Series 3714 Class IP 08/15/40	5.000%	1,911,569	267,084
CMO IO Series 3739 Class LI 03/15/34	4.000%	2,248,402	81,675
CMO IO Series 3747 Class HI 07/15/37	4.500%	2,948,853	237,302
CMO IO Series 3756 Class IP 08/15/35	4.000%	206,143	864
CMO IO Series 3760 Class GI 10/15/37	4.000%	1,134,026	72,681
CMO IO Series 3772 Class IO 09/15/24	3.500%	982,994	37,457
CMO IO Series 3779 Class IH 11/15/34	4.000%	1,617,584	95,557
CMO IO Series 3800 Class AI 11/15/29	4.000%	1,794,933	267,647
Federal National Mortgage Association 10/01/19-08/01/40	5.000%	5,923,208	6,533,482
10/01/19-11/01/48	6.000%	11,588,172	12,942,775
04/01/20-07/01/42	4.000%	6,733,076	7,174,143
10/01/21-10/01/39	5.500%	8,671,171	9,697,423
05/01/22-08/01/37	7.500%	232,711	249,322
02/01/24-02/01/39	6.500%	8,267,943	9,566,205
04/25/31-08/01/43	3.500%	52,630,900	54,505,112
10/25/33-02/01/43	3.000%	8,404,407	8,364,636
04/01/37-01/01/39	7.000%	2,330,675	2,706,966
CMO Series 1999-7 Class AB 03/25/29	6.000%	441,784	506,562
CMO Series 2001-60 Class PX 11/25/31	6.000%	602,013	686,351
CMO Series 2002-50 Class ZA 05/25/31	6.000%	2,465,044	2,699,660
CMO Series 2002-78 Class Z 12/25/32	5.500%	848,518	914,223
CMO Series 2003-23 Class EQ 04/25/23	5.500%	1,560,370	1,707,352
CMO Series 2004-50 Class VZ 07/25/34	5.500%	3,483,981	3,930,637
CMO Series 2004-65 Class LT 08/25/24	4.500%	582,743	623,286
CMO Series 2004-W10 Class A6 08/25/34	5.750%	3,000,000	3,337,026
CMO Series 2005-121 Class DX 01/25/26	5.500%	1,221,570	1,338,121

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-67 Class EY 08/25/25	5.500%	534,090	593,026
CMO Series 2006-105 Class ME 11/25/36	5.500%	1,500,000	1,653,897
CMO Series 2006-16 Class HZ 03/25/36	5.500%	4,955,192	5,413,973
CMO Series 2006-W3 Class 2A 09/25/46	6.000%	572,822	643,313
CMO Series 2007-104 Class ZE 08/25/37	6.000%	1,153,908	1,248,942
CMO Series 2007-116 Class PB 08/25/35	5.500%	638,324	718,658
CMO Series 2007-18 Class MZ 03/25/37	6.000%	1,519,485	1,684,170
CMO Series 2007-42 Class B 05/25/37	6.000%	1,436,030	1,617,771
CMO Series 2007-76 Class ZG 08/25/37	6.000%	3,311,804	3,715,088
CMO Series 2008-80 Class GP 09/25/38	6.250%	181,480	205,114
CMO Series 2009-59 Class HB 08/25/39	5.000%	1,268,030	1,405,459
CMO Series 2009-60 Class HT 08/25/39	6.000%	1,228,204	1,398,464
CMO Series 2009-79 Class UA 03/25/38	7.000%	152,106	168,459
CMO Series 2009-W1 Class A 12/25/49	6.000%	3,021,352	3,491,525
CMO Series 2010-111 Class AE 04/25/38	5.500%	4,030,303	4,317,796
CMO Series 2010-111 Class AM 10/25/40	5.500%	3,000,000	3,389,649
CMO Series 2010-133 Class A 05/25/38	5.500%	3,429,311	3,676,575
CMO Series 2010-148 Class MA 02/25/39	4.000%	681,612	713,531
CMO Series 2010-2 Class LC 02/25/40	5.000%	1,200,000	1,344,184
CMO Series 2010-47 Class AV 05/25/21	5.000%	1,710,377	1,722,536
CMO Series 2010-83 Class DN 12/25/20	4.500%	2,910,053	3,116,556
CMO Series 2011-118 Class MT 11/25/41	7.000%	2,412,095	2,755,640
CMO Series 2011-118 Class NT 11/25/41	7.000%	2,773,893	3,204,606
CMO Series 2011-39 Class ZA 11/25/32	6.000%	876,985	1,002,624
CMO Series 2011-44 Class EB 05/25/26	3.000%	3,000,000	3,084,798
CMO Series 2011-46 Class B 05/25/26	3.000%	6,000,000	6,205,110
CMO Series 2011-59 Class NZ 07/25/41	5.500%	2,117,266	2,476,109
CMO Series 2012-66 Class CB 06/25/32	3.000%	3,000,000	2,772,993

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-100 Class WB 10/25/33	3.000%	3,000,000	2,886,618
CMO Series 2013-101 Class E 10/25/33	3.000%	3,000,000	2,893,566
CMO Series 2013-103 Class VG 03/25/30	3.000%	2,500,000	2,389,213
CMO Series 2013-108 Class GU 10/25/33	3.000%	2,500,000	2,392,975
CMO Series 2013-4 Class AJ 02/25/43	3.500%	3,352,786	3,468,424
CMO Series 2013-59 Class PY 06/25/43	2.500%	1,000,000	881,175
CMO Series 2013-81 Class TA 02/25/43	3.000%	2,500,000	2,301,769
CMO Series 2013-90 Class DL 09/25/33	3.500%	1,500,000	1,521,984
CMO Series G94-8 Class K 07/17/24	8.000%	363,906	418,348
Series 2012-M5 Class A2 02/25/22	2.715%	2,122,000	2,160,990
Federal National Mortgage Association(c) 09/01/22	0.621%	1,500,000	1,508,771
01/01/23	0.521%	4,500,000	4,507,224
01/01/23	0.531%	3,799,468	3,798,112
08/01/23	0.661%	1,876,623	1,890,142
11/01/23	0.641%	4,853,997	4,890,345
11/01/23	0.671%	2,500,000	2,495,268
12/01/23	0.651%	3,000,000	3,020,257
12/25/33	13.726%	308,559	375,304
03/01/36	2.875%	1,390,677	1,482,937
CMO Class 2005-SV Series 75 09/25/35	23.452%	273,339	390,221
CMO Series 2003-129 Class FD 01/25/24	0.687%	448,714	451,496
CMO Series 2003-W8 Class 3F1 05/25/42	0.587%	404,674	406,846
CMO Series 2004-36 Class FA 05/25/34	0.587%	597,648	601,747
CMO Series 2005-74 Class SK 05/25/35	19.616%	377,930	537,630
CMO Series 2005-W3 Class 2AF 03/25/45	0.407%	979,948	981,969
CMO Series 2006-56 Class FC 07/25/36	0.477%	510,536	512,925
CMO Series 2006-56 Class PF 07/25/36	0.537%	388,824	391,409
CMO Series 2007-101 Class A2 06/27/36	0.437%	1,560,098	1,536,843
CMO Series 2007-108 Class AN 11/25/37	8.210%	550,631	645,731
CMO Series 2008-18 Class FA 03/25/38	1.087%	310,938	315,745
CMO Series 2010-28 Class BS 04/25/40	11.167%	258,238	290,289
CMO Series 2010-35 Class SJ 04/25/40	17.043%	1,000,000	1,373,351

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-49 Class SC 03/25/40	12.286%	1,002,051	1,176,385
CMO Series 2010-61 Class WA 06/25/40	5.952%	358,644	397,784
CMO Series 2011-101 Class FM 01/25/41	0.737%	1,049,643	1,057,395
CMO Series 2011-124 Class JF 02/25/41	0.587%	1,018,318	1,023,036
CMO Series 2011-2 Class WA 02/25/51	5.817%	443,483	486,845
CMO Series 2011-43 Class WA 05/25/51	5.849%	840,444	923,230
CMO Series 2011-75 Class FA 08/25/41	0.737%	698,151	707,651
CMO Series 2012-101 Class FC 09/25/42	0.687%	1,601,753	1,616,584
CMO Series 2012-108 Class F 10/25/42	0.687%	3,251,188	3,289,204
CMO Series 2012-112 Class FD 10/25/42	0.687%	1,256,825	1,267,376
CMO Series 2012-137 Class CF 08/25/41	0.487%	2,012,815	2,005,905
CMO Series 2012-14 Class FG 07/25/40	0.587%	1,895,202	1,901,718
CMO Series 2012-47 Class HF 05/25/27	0.587%	5,648,675	5,693,864
CMO Series 2012-58 Class FA 03/25/39	0.687%	2,359,856	2,374,735
CMO Series 411 Class F1 08/25/42	0.737%	4,093,985	4,114,420
CMO Series 412 Class F2 08/25/42	0.687%	2,093,251	2,095,543
Series 2003-W16 Class AF5 11/25/33	4.582%	1,279,999	1,310,112
Series 2013-M9 Class A2 01/25/23	2.389%	3,000,000	2,943,765
Federal National Mortgage Association(c)(d) CMO IO Series 1996-4 Class SA 02/25/24	8.313%	191,859	40,925
CMO IO Series 2006-117 Class GS 12/25/36	6.463%	577,046	103,162
CMO IO Series 2006-43 Class SI 06/25/36	6.413%	2,365,072	359,583
CMO IO Series 2006-58 Class IG 07/25/36	6.333%	932,367	148,872
CMO IO Series 2006-8 Class WN 03/25/36	6.513%	2,204,302	425,951
CMO IO Series 2006-94 Class GI 10/25/26	6.463%	1,355,852	186,335
CMO IO Series 2007-109 Class PI 12/25/37	6.163%	1,462,109	219,324
CMO IO Series 2007-65 Class KI 07/25/37	6.433%	683,553	107,246
CMO IO Series 2007-72 Class EK 07/25/37	6.213%	2,392,437	363,686
Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 2007-W7 Class 2A2 07/25/37	6.343%	1,101,627	217,587
CMO IO Series 2009-112 Class ST 01/25/40	6.063%	892,990	138,428
CMO IO Series 2009-17 Class QS 03/25/39	6.463%	568,223	108,834
CMO IO Series 2009-37 Class KI 06/25/39	5.813%	2,316,420	317,960
CMO IO Series 2009-68 Class SA 09/25/39	6.563%	1,159,661	185,064
CMO IO Series 2010-125 Class SA 11/25/40	4.253%	4,444,170	407,002
CMO IO Series 2010-147 Class SA 01/25/41	6.343%	3,841,894	881,054
CMO IO Series 2010-35 Class SB 04/25/40	6.233%	741,324	143,888
CMO IO Series 2010-42 Class S 05/25/40	6.213%	645,274	120,953
CMO IO Series 2010-68 Class SA 07/25/40	4.813%	3,897,958	503,608
CMO IO Series 2011-30 Class LS 04/25/41	1.831%	2,816,008	201,047
Federal National Mortgage Association(e) CMO PO STRIPS Series 293 Class 1 12/25/24	0.000%	378,784	362,088
CMO PO STRIPS Series 300 Class 1 09/25/24	0.000%	351,625	335,316
CMO PO Series 2000-18 Class EC 10/25/23	0.000%	162,723	155,627
CMO PO Series 2004-46 Class EP 03/25/34	0.000%	354,312	326,461
CMO PO Series 2004-61 Class BO 10/25/32	0.000%	49,164	49,134
CMO PO Series 2006-113 Class PO 07/25/36	0.000%	207,230	201,038
CMO PO Series 2006-15 Class OP 03/25/36	0.000%	383,210	352,260
CMO PO Series 2006-60 Class CO 06/25/35	0.000%	240,177	236,271
CMO PO Series 2006-60 Class DO 04/25/35	0.000%	368,891	353,336
CMO PO Series 2006-8 Class WQ 03/25/36	0.000%	601,173	528,139
CMO PO Series 2006-86 Class OB 09/25/36	0.000%	751,399	694,320
CMO PO Series 2009-113 Class AO 01/25/40	0.000%	414,355	389,483
CMO PO Series 2009-69 Class PO 09/25/39	0.000%	271,989	250,654
CMO PO Series 2009-86 Class BO 03/25/37	0.000%	290,272	273,833
CMO PO Series 2009-86 Class OT 10/25/37	0.000%	834,793	751,624
CMO PO Series 2010-39 Class OT 10/25/35	0.000%	326,657	299,575

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO PO Series 2010-68 Class CO 07/25/40	0.000%	639,309	599,500
CMO PO Series 2013-101 Class DO 10/25/43	0.000%	3,610,909	2,740,145
CMO PO Series 2013-128 Class PO 12/25/43	0.000%	2,688,127	2,078,153
CMO PO Series 2013-92 Class PO 09/25/43	0.000%	2,712,159	2,067,475
CMO PO Series 314 Class 1 07/25/31	0.000%	292,642	268,375
CMO PO Series 3151 Class PO 05/15/36	0.000%	382,340	352,330
Federal National Mortgage Association(d) CMO IO Series 2009-71 Class BI 08/25/24	4.500%	231,619	23,113
CMO IO Series 2009-86 Class IP 10/25/39	5.500%	384,863	68,122
CMO IO Series 2010-155 Class KI 01/25/21	3.000%	1,876,319	103,320
Government National Mortgage Association 09/15/22	5.000%	477,751	509,442
01/16/37	3.400%	1,958,438	2,021,353
09/20/38-08/20/39	6.000%	2,457,011	2,806,131
09/20/38-12/20/38	7.000%	450,286	529,936
05/20/45	4.000%	1,727,046	1,843,156
04/20/63	4.479%	2,077,672	2,277,295
05/20/63	4.433%	3,006,602	3,293,293
05/20/63	4.462%	3,034,398	3,324,368
06/20/63	4.375%	4,784,139	5,235,890
CMO Series 1998-11 Class Z 04/20/28	6.500%	452,435	530,619
CMO Series 1999-16 Class Z 05/16/29	6.500%	408,915	462,628
CMO Series 2002-47 Class PG 07/16/32	6.500%	404,064	477,335
CMO Series 2003-25 Class PZ 04/20/33	5.500%	3,922,307	4,476,608
CMO Series 2003-75 Class ZX 09/16/33	6.000%	1,535,425	1,755,400
CMO Series 2005-26 Class XY 03/20/35	5.500%	1,321,000	1,484,895
CMO Series 2005-72 Class AZ 09/20/35	5.500%	1,707,491	1,926,314
CMO Series 2006-17 Class JN 04/20/36	6.000%	682,371	761,150
CMO Series 2006-33 Class NA 01/20/36	5.000%	753,209	803,051
CMO Series 2006-38 Class ZK 08/20/36	6.500%	2,028,454	2,388,505
CMO Series 2006-69 Class MB 12/20/36	5.500%	2,511,045	2,778,240
CMO Series 2007-6 Class LD 03/20/36	5.500%	24,115	24,124
CMO Series 2008-23 Class PH 03/20/38	5.000%	2,262,997	2,457,810

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-104 Class AB 08/16/39	7.000%	1,890,587	2,157,329
CMO Series 2009-2 Class PA 12/20/38	5.000%	429,350	472,524
CMO Series 2009-89 Class VA 07/20/20	5.000%	1,608,928	1,719,944
CMO Series 2010-130 Class CP 10/16/40	7.000%	1,140,357	1,352,528
CMO Series 2010-14 Class QP 12/20/39	6.000%	549,510	581,988
CMO Series 2011-43 Class ZQ 01/16/33	5.500%	2,525,308	2,892,821
CMO Series 2013-H01 Class FA 01/20/63	1.650%	3,992,939	3,981,065
CMO Series 2013-H04 Class BA 02/20/63	1.650%	2,387,745	2,380,997
CMO Series 2013-H07 Class JA 03/20/63	1.750%	4,384,182	4,394,498
CMO Series 2013-H09 Class HA 04/20/63	1.650%	5,667,131	5,644,638
Government National Mortgage Association(c) CMO Series 2007-16 Class NS 04/20/37	22.621%	223,535	341,504
CMO Series 2010-H17 Class XQ 07/20/60	5.238%	6,438,246	6,988,542
CMO Series 2011-137 Class WA 07/20/40	5.529%	1,992,403	2,258,640
CMO Series 2012-141 Class WC 01/20/42	3.743%	1,496,106	1,568,912
CMO Series 2012-61 Class FM 05/16/42	0.585%	4,151,907	4,183,910
CMO Series 2012-H10 Class FA 12/20/61	0.732%	2,465,261	2,479,335
CMO Series 2012-H21 Class CF 05/20/61	0.882%	2,611,434	2,627,946
CMO Series 2012-H21 Class DF 05/20/61	0.832%	2,330,423	2,335,731
CMO Series 2012-H26 Class MA 07/20/62	0.732%	1,864,797	1,872,683
CMO Series 2012-H28 Class FA 09/20/62	0.762%	4,199,830	4,203,774
CMO Series 2012-H30 Class JA 01/20/60	0.662%	1,397,384	1,401,916
CMO Series 2012-H30 Class PA 11/20/59	0.632%	1,416,051	1,420,314
CMO Series 2013-54 Class WA 11/20/42	4.702%	2,927,723	3,211,973
CMO Series 2013-75 Class WA 06/20/40	5.229%	1,068,092	1,195,807
CMO Series 2013-H01 Class TA 01/20/63	0.682%	1,722,799	1,728,605
CMO Series 2013-H05 Class FB 02/20/62	0.582%	2,687,778	2,693,812
CMO Series 2013-H07 Class GA 03/20/63	0.652%	2,546,141	2,548,132

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H07 Class HA 03/20/63	0.592%	1,792,410	1,789,155
CMO Series 2013-H08 Class FA 03/20/63	0.532%	3,621,606	3,608,268
CMO Series 2013-H09 Class GA 04/20/63	0.662%	2,757,477	2,760,968
CMO Series 2013-H09 Class SA 04/20/63	0.682%	4,038,965	4,049,890
CMO Series 2013-H21 Class FA 09/20/63	0.932%	4,755,602	4,816,445
CMO Series 2013-H21 Class FB 09/20/63	0.882%	4,863,358	4,915,318
CMO Series 2015-H15 Class FD 06/20/65	0.625%	1,941,000	1,939,787
Government National Mortgage Association(c)(d) CMO IO Series 2005-3 Class SE 01/20/35	5.913%	1,695,963	275,455
CMO IO Series 2006-38 Class SG 09/20/33	6.463%	83,245	424
CMO IO Series 2007-26 Class SW 05/20/37	6.013%	2,118,006	324,097
CMO IO Series 2007-40 Class SN 07/20/37	6.493%	1,481,758	261,210
CMO IO Series 2008-62 Class SA 07/20/38	5.963%	1,293,779	229,187
CMO IO Series 2008-76 Class US 09/20/38	5.713%	1,682,957	244,977
CMO IO Series 2008-95 Class DS 12/20/38	7.113%	1,477,407	287,430
CMO IO Series 2009-102 Class SM 06/16/39	6.215%	1,408,801	132,359
CMO IO Series 2009-106 Class ST 02/20/38	5.813%	2,131,721	356,909
CMO IO Series 2009-64 Class SN 07/16/39	5.915%	1,224,165	152,895
CMO IO Series 2009-67 Class SA 08/16/39	5.865%	828,805	135,784
CMO IO Series 2009-72 Class SM 08/16/39	6.065%	1,815,303	292,916
CMO IO Series 2009-81 Class SB 09/20/39	5.903%	2,238,988	342,774
CMO IO Series 2010-47 Class PX 06/20/37	6.513%	2,550,913	449,977
CMO IO Series 2011-75 Class SM 05/20/41	6.413%	1,222,373	238,827
Government National Mortgage Association(e) CMO PO Series 2008-1 Class PO 01/20/38	0.000%	255,915	238,429
CMO PO Series 2010-14 Class AO 12/20/32	0.000%	360,605	348,872
CMO PO Series 2010-157 Class OP 12/20/40	0.000%	1,612,172	1,347,529
Government National Mortgage Association(d) CMO IO Series 2010-107 Class IL 07/20/39	6.000%	1,626,095	405,749

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 2010-144 Class BI 09/16/37	4.000%	4,861,778	451,284
Nomura Resecuritization Trust(a) 06/01/65	2.000%	4,005,000	3,998,192
Vendee Mortgage Trust CMO Series 1998-2 Class 1G 06/15/28	6.750%	501,018	571,346
Total Residential Mortgage-Backed Securities — Agency (Cost: $635,715,193)			654,922,972

Residential Mortgage-Backed Securities —
Non-Agency 4.8%

AJAX Mortgage Loan Trust(a)(c) CMO Series 2014-A Class A 10/25/57	3.750%	1,389,359	1,386,442
AJAX Mortgage Loan Trust(a)(c)(f) CMO Series 2013-A Class A 02/25/51	3.500%	2,135,136	2,116,765
CMO Series 2013-B Class A1 03/25/52	3.750%	1,180,891	1,177,700
CMO Series 2013-C Class A 03/25/35	4.500%	1,733,761	1,750,403
AJAX Mortgage Loan Trust(a)(c)(g) CMO Series 2015-B Class A 07/25/60	3.588%	1,667,000	1,663,499
ASG Resecuritization Trust(a) CMO Series 2011-1 Class 1A85 09/28/20	4.000%	243,012	243,573
ASG Resecuritization Trust(a)(c) CMO Series 2009-2 Class G60 05/24/36	4.655%	360,950	361,626
CMO Series 2009-3 Class A65 03/26/37	2.082%	949,750	946,912
CMO Series 2011-1 Class 3A50 11/28/35	2.559%	637,087	626,916
BCAP LLC Trust(a)(c) 05/28/36	0.335%	719,483	708,538
08/26/37	5.000%	1,148,833	1,140,380
CMO Series 2009-RR13 Class 17A2 04/26/37	5.500%	389,933	399,795
CMO Series 2010-RR12 Class 2A5 01/26/36	4.500%	549,804	552,076
CMO Series 2010-RR4 Class 12A1 07/26/36	4.000%	7,024	7,017
CMO Series 2010-RR6 Class 22A3 06/26/36	5.640%	269,785	272,949
CMO Series 2010-RR7 Class 16A1 02/26/47	0.846%	141,988	141,402

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-RR7 Class 1A5 04/26/35	2.607%	141,370	141,278
CMO Series 2010-RR7 Class 2A1 07/26/45	2.155%	896,159	904,824
CMO Series 2010-RR8 Class 3A3 05/26/35	2.738%	62,224	62,347
CMO Series 2010-RR8 Class 3A4 05/26/35	2.738%	1,000,000	953,473
CMO Series 2011-RR10 Class 2A1 09/26/37	0.968%	1,377,941	1,323,008
CMO Series 2012-3 Class 2A5 05/26/37	2.048%	981,038	973,353
CMO Series 2012-RR10 Class 1A1 02/26/37	0.415%	768,176	741,657
CMO Series 2012-RR10 Class 3A1 05/26/36	0.375%	1,358,358	1,296,268
CMO Series 2012-RR2 Class 1A1 08/26/36	0.355%	573,874	565,288
CMO Series 2015-RR4 Class 1A1 09/11/38	1.185%	1,418,520	1,330,260
Banc of America Alternative Loan Trust CMO Series 2004-1 Class 1A1 02/25/34	6.000%	510,853	542,917
Banc of America Funding Trust CMO Series 2004-3 Class 1A1 10/25/34	5.500%	293,328	307,499
Banc of America Funding Trust(a) CMO Series 2010-R5 Class 1A1 10/26/37	5.500%	41,727	41,717
Banc of America Mortgage Trust CMO Series 2003-3 Class 1A7 05/25/33	5.500%	461,457	474,954
CMO Series 2004-3 Class 1A26 04/25/34	5.500%	362,222	368,635
Banc of America Mortgage Trust(c) CMO Series 2004-C Class 2A2 04/25/34	2.715%	247,628	250,452
Banc of America Mortgage Trust(e) CMO PO Series 2004-5 Class 1A9 06/25/34	0.000%	325,284	291,990
Bear Stearns Adjustable Rate Mortgage Trust(c) CMO Series 2003-4 Class 3A1 07/25/33	2.439%	135,900	136,206
CMO Series 2003-7 Class 6A 10/25/33	2.454%	825,563	830,988
Bear Stearns Alt-A Trust(c) CMO Series 2004-6 Class 1A 07/25/34	0.827%	948,213	907,352
CMO Series 2005-2 Class 1A1 03/25/35	0.687%	397,730	390,709
CAM Mortgage Trust(a) 07/15/64	3.500%	6,000,000	6,000,000

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chase Mortgage Finance Corp.(c) CMO Series 2007-A1 Class 1A3 02/25/37	2.553%	1,325,009	1,306,010
CMO Series 2007-A1 Class 2A1 02/25/37	2.642%	529,308	529,737
CMO Series 2007-A1 Class 7A1 02/25/37	2.530%	297,262	297,350
Citigroup Mortgage Loan Trust, Inc. CMO Series 2003-1 Class 3A4 09/25/33	5.250%	345,982	359,241
CMO Series 2005-2 Class 2A11 05/25/35	5.500%	366,170	381,297
Citigroup Mortgage Loan Trust, Inc.(a) CMO Series 2010-8 Class 5A6 11/25/36	4.000%	1,946,901	1,973,501
CMO Series 2010-8 Class 6A6 12/25/36	4.500%	1,790,211	1,826,187
Citigroup Mortgage Loan Trust, Inc.(a)(c) CMO Series 2008-AR4 Class 1A1A 11/25/38	2.520%	1,096,794	1,109,328
CMO Series 2009-10 Class 1A1 09/25/33	2.409%	803,401	808,302
CMO Series 2009-11 Class 3A1 05/25/37	5.750%	704,741	738,466
CMO Series 2010-10 Class 2A1 02/25/36	2.472%	825,075	833,209
CMO Series 2010-7 Class 10A1 02/25/35	2.610%	166,572	167,278
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2004-13 Class 1A4 08/25/34	5.500%	456,836	474,141
CMO Series 2004-3 Class A26 04/25/34	5.500%	269,360	282,828
CMO Series 2004-5 Class 1A4 06/25/34	5.500%	664,890	691,253
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2003-21 Class 1A4 09/25/33	5.250%	276,212	285,434
CMO Series 2003-27 Class 5A4 11/25/33	5.250%	398,988	407,166
CMO Series 2004-4 Class 2A4 09/25/34	5.500%	665,664	726,840
CMO Series 2004-5 Class 3A1 08/25/19	5.250%	302,950	310,130
CMO Series 2004-8 Class 1A4 12/25/34	5.500%	585,089	632,754
Credit Suisse Mortgage Capital Certificates(a)(c) CMO Series 2010-11R Class A6 06/28/47	1.174%	3,697,145	3,559,201
CMO Series 2010-17R Class 1A1 06/26/36	2.313%	370,394	371,057
CMO Series 2010-1R Class 5A1 01/27/36	4.955%	53,768	53,947

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-16R Class 7A3 12/27/36	3.500%	595,277	599,419
CMO Series 2011-6R Class 3A1 07/28/36	3.033%	607,114	599,324
CMO Series 2011-9R Class A1 03/27/46	2.174%	385,464	385,958
CMO Series 2012-3R Class 1A1 07/27/37	2.289%	783,024	780,199
Series 2014-ICE Class A 04/15/27	0.986%	2,843,000	2,835,728
DBRR Trust(a) 06/10/34	2.998%	4,100,000	4,118,907
06/10/34	3.421%	3,152,000	3,096,547
Federal National Mortgage Association 06/25/27	3.110%	6,835,000	6,809,369
06/25/30	3.130%	4,812,000	4,688,717
Federal National Mortgage Association(g) 06/25/25	3.070%	10,000,000	10,062,500
07/25/30	3.300%	4,022,000	4,042,110
08/15/30	3.410%	7,500,000	7,453,125
09/25/30	3.390%	6,000,000	5,977,500
GMAC Mortgage Corp. Loan Trust CMO Series 2004-J1 Class A20 04/25/34	5.500%	449,219	457,962
GMAC Mortgage Corp. Loan Trust(c) CMO Series 2003-AR2 Class 2A4 12/19/33	2.802%	900,288	883,321
GSMPS Mortgage Loan Trust(a)(c) CMO Series 2005-RP3 Class 1AF 09/25/35	0.537%	1,106,290	939,655
GSMPS Mortgage Loan Trust(a)(c)(d) CMO IO Series 2005-RP3 Class 1AS 09/25/35	4.687%	867,082	111,078
GSR Mortgage Loan Trust CMO Series 2003-7F Class 1A4 06/25/33	5.250%	648,117	666,171
GSR Mortgage Loan Trust(c) CMO Series 2005-5F Class 8A3 06/25/35	0.687%	46,558	45,204
HarborView Mortgage Loan Trust CMO Series 2004-3 Class 1A(c) 05/19/34	2.577%	2,439,139	2,428,524
Homeowner Assistance Program Reverse Mortgage Loan Trust CMO Series 2013-RM1 Class A(a)(f) 05/26/53	4.000%	2,300,713	2,258,379
Impac CMB Trust CMO Series 2005-4 Class 2A1(c) 05/25/35	0.487%	449,744	441,866

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Impac Secured Assets CMN Owner Trust CMO Series 2003-3 Class A1(c) 08/25/33	5.082%	307,488	322,313
Impac Secured Assets Trust(c) CMO Series 2006-1 Class 2A1 05/25/36	0.537%	299,604	289,958
CMO Series 2006-2 Class 2A1 08/25/36	0.537%	515,339	508,206
JPMorgan Chase Commercial Mortgage Securities Trust CMO Series BC-HJU2 Class TA(a)(c) 06/01/65	0.660%	5,000,000	4,995,312
JPMorgan Mortgage Trust(c) CMO Series 2007-A1 Class 5A5 07/25/35	2.555%	732,531	743,876
Series 2006-A2 Class 5A3 11/25/33	2.442%	1,119,310	1,121,070
JPMorgan Resecuritization Trust(a)(c) CMO Series 2009-6 Class 4A1 09/26/36	2.525%	249,650	250,587
CMO Series 2010-4 Class 7A1 08/26/35	1.865%	155,790	155,215
LVII Resecuritization Trust(a)(c) CMO Series 2009-2 Class M3 09/27/37	5.187%	459,854	460,580
CMO Series 2009-3 Class M3 11/27/37	5.161%	311,914	312,227
MASTR Adjustable Rate Mortgages Trust(c) CMO Series 2004-13 Class 2A1 04/21/34	2.666%	631,828	635,934
CMO Series 2004-13 Class 3A7 11/21/34	2.702%	1,110,610	1,136,015
MASTR Asset Securitization Trust CMO Series 2004-P7 Class A6(a)(f) 12/27/33	5.500%	287,330	303,600
MASTR Seasoned Securities Trust CMO Series 2004-2 Class A1 08/25/32	6.500%	403,690	435,621
CMO Series 2004-2 Class A2 08/25/32	6.500%	635,811	686,106
Merrill Lynch Mortgage Investors Trust(c) CMO Series 2003-A Class 2A1 03/25/28	0.967%	483,509	463,360
CMO Series 2003-E Class A1 10/25/28	0.807%	1,111,945	1,061,597
CMO Series 2004-1 Class 2A1 12/25/34	2.165%	676,949	678,555
CMO Series 2004-A Class A1 04/25/29	0.647%	1,005,783	964,441
CMO Series 2004-A4 Class A2 08/25/34	2.513%	760,337	778,220
CMO Series 2004-G Class A2 01/25/30	0.957%	663,703	644,385

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Mortgage Loan Trust CMO Series 2004-3 Class 4A(c) 04/25/34	5.671%	604,002	636,788
Morgan Stanley Re-Remic Trust(a) 07/27/49	0.250%	2,400,000	2,137,200
07/27/49	2.000%	2,359,244	2,358,065
NACC Reperforming Loan Remic Trust CMO Series 2004-R2 Class A1(a)(c) 10/25/34	6.500%	242,417	243,065
NCUA Guaranteed Notes CMO Series 2010-R3 Class 3A 12/08/20	2.400%	350,673	353,929
NCUA Guaranteed Notes(c) CMO Series 2010-R3 Class 1A 12/08/20	0.745%	963,367	970,336
Prime Mortgage Trust CMO Series 2004-2 Class A2 11/25/19	4.750%	354,912	364,329
RALI Trust CMO Series 2003-QS13 Class A2 07/25/33	4.000%	1,614,783	1,530,611
CMO Series 2003-QS15 Class A7 08/25/33	5.500%	1,914,276	1,949,947
CMO Series 2004-QS3 Class CB 03/25/19	5.000%	340,042	347,771
RALI Trust(c) CMO Series 2003-QS13 Class A5 07/25/33	0.837%	421,031	390,792
RBSSP Resecuritization Trust(a) CMO Series 2009-1 Class 1A1 02/26/36	6.500%	624,662	660,710
CMO Series 2009-2 Class 1A1 08/26/37	7.000%	247,254	260,827
RBSSP Resecuritization Trust(a)(c) CMO Series 2010-9 Class 3A1 10/26/34	5.000%	292,583	302,119
CMO Series 2010-9 Class 7A5 05/26/37	4.000%	524,745	529,909
CMO Series 2012-3 Class 3A1 09/26/36	0.335%	926,936	886,214
RFMSI Trust CMO Series 2003-S4 Class A4 03/25/33	5.750%	493,230	506,066
CMO Series 2005-S1 Class 2A1 02/25/20	4.750%	139,881	143,490
Residential Asset Mortgage Products Trust CMO Series 2004-SL2 Class A3 10/25/31	7.000%	629,073	661,306
Residential Asset Securitization Trust CMO Series 2004-IP2 Class 1A1(c) 12/25/34	2.492%	538,394	540,226

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sequoia Mortgage Trust(c) CMO Series 2003-1 Class 1A 04/20/33	0.947%	1,936,296	1,853,620
CMO Series 2003-8 Class A1 01/20/34	0.827%	1,535,832	1,463,780
CMO Series 2004-11 Class A1 12/20/34	0.487%	1,527,718	1,483,825
CMO Series 2004-12 Class A3 01/20/35	0.763%	629,479	577,063
Structured Adjustable Rate Mortgage Loan Trust(c) CMO Series 2004-4 Class 5A 04/25/34	2.387%	355,645	346,727
CMO Series 2004-6 Class 5A4 06/25/34	2.357%	226,538	225,431
Structured Asset Mortgage Investments II Trust(c) CMO Series 2004-AR5 Class 1A1 10/19/34	0.848%	919,747	879,043
CMO Series 2005-AR5 Class A3 07/19/35	0.438%	494,394	471,023
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2003-30 Class 1A5 10/25/33	5.500%	679,115	713,464
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c) CMO Series 2003-34A Class 3A3 11/25/33	2.460%	1,424,425	1,406,627
CMO Series 2003-40A Class 3A2 01/25/34	2.408%	643,232	622,112
Series 2004-6XS Class A5A 03/25/34	5.530%	522,089	540,934
Structured Asset Securities Corp. CMO Series 2004-4XS Class 1A5(c) 02/25/34	5.490%	640,131	678,038
Thornburg Mortgage Securities Trust CMO Series 2004-4 Class 3A(c) 12/25/44	2.003%	519,349	513,159
VML LLC CMO Series 2014-NPL1 Class A1(a)(c) 04/27/54	3.875%	437,344	438,402
WaMu Mortgage Pass-Through Certificates Trust CMO Series 2004-CB1 Class 3A2 06/25/34	5.500%	1,045,175	1,069,341
CMO Series 2004-CB3 Class 4A 10/25/19	6.000%	256,883	268,393
CMO Series 2004-S3 Class 1A5 07/25/34	5.000%	229,501	240,247
WaMu Mortgage Pass-Through Certificates Trust(c) CMO Series 2003-AR11 Class A6 10/25/33	2.420%	1,026,528	1,037,814
CMO Series 2003-AR5 Class A7 06/25/33	2.559%	423,777	429,950

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-AR6 Class A1 06/25/33	2.558%	536,268	536,715
CMO Series 2003-AR7 Class A7 08/25/33	2.320%	657,276	658,680
CMO Series 2004-AR3 Class A2 06/25/34	2.459%	360,379	364,127
Washington Mutual MSC Mortgage Pass-Through Certificates Trust CMO Series 2003-MS2 Class 1A1 02/25/33	5.750%	353,943	376,276
Wells Fargo Mortgage Loan Trust CMO Series 2012-RR1 Class A1(a)(c) 08/27/37	2.847%	1,161,783	1,165,267
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2004-4 Class A9 05/25/34	5.500%	563,549	579,562
CMO Series 2005-14 Class 1A1 12/25/35	5.500%	462,053	488,648
Wells Fargo Mortgage-Backed Securities Trust(c) CMO Series 2003-J Class 2A1 10/25/33	2.507%	203,881	204,911
CMO Series 2003-L Class 2A1 11/25/33	2.554%	272,089	270,593
CMO Series 2004-EE Class 2A1 12/25/34	2.695%	106,151	106,736
CMO Series 2004-G Class A3 06/25/34	2.728%	142,506	142,624
CMO Series 2004-U Class A1 10/25/34	2.595%	1,028,943	1,025,515
CMO Series 2004-W Class A9 11/25/34	2.617%	868,094	868,244
CMO Series 2004P Class 2A1 09/25/34	2.626%	1,330,835	1,335,509
CMO Series 2005-AR8 Class 2A1 06/25/35	2.623%	171,202	172,005
CMO Series 2005-AR9 Class 2A1 10/25/33	2.613%	379,281	381,838
Series 2005-AR3 Class 1A1 03/25/35	2.709%	3,527,731	3,553,830
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $168,887,786)			170,348,339

Commercial Mortgage-Backed Securities —
Agency 11.5%

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series K037 Class A2 01/25/24	3.490%	4,000,000	4,207,052

Commercial Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association 07/01/17	1.400%	3,500,000	3,523,830
10/01/17	2.490%	1,364,792	1,397,568
10/01/17	2.690%	2,381,670	2,447,925
01/01/18	3.520%	2,373,002	2,497,417
03/01/18	3.800%	1,566,060	1,659,957
05/01/18	3.510%	4,000,000	4,225,555
05/01/19	2.190%	4,711,308	4,792,876
06/01/19	2.360%	2,000,000	2,044,490
06/01/19	2.450%	1,965,649	2,014,970
07/01/19	1.940%	1,967,641	1,977,176
07/01/19	2.200%	9,523,790	9,682,807
07/01/19	2.370%	5,000,000	5,118,084
07/01/19	5.240%	2,603,520	2,911,449
08/01/19	2.030%	5,076,000	5,117,957
11/01/19	4.130%	1,500,000	1,631,291
12/01/19	1.470%	1,419,558	1,400,238
12/01/19	1.690%	2,000,000	1,977,614
12/01/19	4.180%	2,521,362	2,742,476
12/01/19	4.514%	4,473,023	4,931,621
01/01/20	4.540%	1,389,029	1,526,269
02/01/20	4.369%	2,328,548	2,554,777
02/01/20	4.399%	8,000,000	8,826,640
04/01/20	4.350%	1,440,476	1,582,327
04/01/20	4.381%	2,452,841	2,697,619
06/01/20	1.750%	2,891,939	2,870,001
06/01/20	2.010%	15,000,000	14,715,023
07/01/20	3.950%	1,974,788	2,143,672
07/01/20	4.066%	2,392,911	2,595,212
10/01/20	3.290%	1,459,621	1,542,301
11/01/20	3.230%	2,392,384	2,521,152
11/01/20	3.375%	908,440	961,095
12/01/20	2.000%	1,500,000	1,488,689
01/01/21	3.940%	2,000,000	2,167,706
01/01/21	4.050%	3,000,000	3,248,045
01/01/21	4.298%	1,317,436	1,451,056
01/01/21	4.380%	2,351,223	2,600,195
04/01/21	4.250%	2,000,000	2,190,883
04/01/21	4.250%	2,500,000	2,752,051
04/01/21	4.380%	2,445,989	2,709,895
05/01/21	4.360%	1,478,516	1,634,086
05/01/21	4.390%	1,468,826	1,628,885
06/01/21	4.240%	1,947,371	2,140,843
06/01/21	4.295%	2,919,382	3,219,335
06/01/21	4.340%	3,000,000	3,299,348
07/01/21	4.260%	2,500,000	2,758,853
07/01/21	4.318%	2,082,509	2,299,701
08/01/21	3.870%	1,894,448	2,037,259
08/01/21	4.130%	1,418,094	1,554,360
08/01/21	4.500%	4,000,000	4,456,482
09/01/21	2.120%	2,800,000	2,740,498
09/01/21	3.770%	3,000,000	3,235,177
11/01/21	4.600%	1,838,207	2,055,556
01/01/22	3.120%	2,000,000	2,084,139
02/01/22	3.140%	3,000,000	3,121,207
04/01/22	3.050%	3,418,094	3,556,887

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Commercial Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/22	2.770%	2,000,000	2,041,856
05/01/22	2.860%	2,844,821	2,924,049
05/01/22	2.940%	2,368,458	2,446,034
05/01/22	3.000%	3,495,366	3,629,359
06/01/22	2.600%	2,818,487	2,857,617
06/01/22	2.760%	7,000,000	7,095,627
06/01/22	2.790%	2,776,546	2,837,811
06/01/22	2.790%	1,963,911	2,006,431
07/01/22	2.640%	3,985,719	4,041,900
07/01/22	2.670%	2,836,291	2,881,889
07/01/22	2.670%	5,000,000	5,058,782
07/01/22	2.690%	9,926,732	10,151,997
07/01/22	2.720%	4,409,773	4,493,039
07/01/22	2.750%	6,128,399	6,261,156
07/01/22	2.760%	3,136,715	3,203,046
07/01/22	2.790%	4,000,000	4,089,769
07/01/22	2.830%	4,000,000	4,093,956
07/01/22	2.980%	3,000,000	3,094,590
07/01/22	2.980%	2,000,000	2,063,060
07/01/22	3.730%	2,646,219	2,829,615
08/01/22	2.360%	5,578,604	5,561,596
08/01/22	2.650%	7,000,000	7,069,364
09/01/22	2.470%	2,372,573	2,382,438
09/01/22	2.900%	1,902,285	1,954,724
10/01/22	2.520%	1,938,858	1,951,096
11/01/22	2.280%	2,123,171	2,107,546
11/01/22	2.450%	6,000,000	5,969,342
12/01/22	2.190%	2,381,478	2,347,135
12/01/22	2.210%	1,812,885	1,788,650
12/01/22	2.210%	1,939,079	1,913,157
12/01/22	2.220%	7,926,414	7,820,667
12/01/22	2.240%	1,982,071	1,957,841
12/01/22	2.320%	2,378,341	2,359,146
12/01/22	2.340%	1,817,578	1,804,084
12/01/22	2.340%	2,208,449	2,191,148
12/01/22	2.380%	1,981,871	1,974,846
12/01/22	2.390%	1,883,403	1,873,149
12/01/22	2.400%	2,500,000	2,481,990
12/01/22	2.400%	1,800,000	1,785,897
01/01/23	2.340%	1,949,581	1,933,262
02/01/23	2.400%	2,000,000	1,981,263
02/01/23	2.460%	2,847,374	2,846,695
03/01/23	2.490%	2,489,548	2,491,630
04/01/23	2.500%	6,000,000	5,965,966
04/01/23	2.540%	3,175,101	3,180,329
04/01/23	2.640%	2,907,282	2,930,061
04/01/23	2.703%	1,448,935	1,467,050
05/01/23	2.520%	3,000,000	2,965,330
06/01/23	2.420%	2,894,456	2,873,832
06/01/23	2.510%	1,926,651	1,926,117
07/01/23	2.800%	2,795,229	2,851,464
07/01/23	3.670%	6,000,000	6,407,222
08/01/23	3.350%	3,000,000	3,144,775
08/01/23	3.590%	2,500,000	2,656,940
10/01/23	3.760%	1,982,960	2,130,243
11/01/23	3.690%	1,200,000	1,283,203

Commercial Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/25	3.765%	7,000,000	7,416,759
07/01/26	4.450%	2,848,381	3,198,758
10/01/26	3.235%	1,483,875	1,504,843
12/01/26	3.240%	1,500,000	1,519,301
02/01/27	3.340%	1,000,000	1,022,745
03/01/27	2.910%	3,521,000	3,457,293
05/01/27	2.885%	2,414,000	2,352,658
02/01/30	3.550%	1,000,000	1,019,830
06/01/37	5.832%	1,195,193	1,402,553
Series 2011-M1 Class A3 06/25/21	3.763%	1,500,000	1,611,235
Series 2012-M8 Class ASQ3 12/25/19	1.801%	800,000	803,954
Series 2013-M7 Class A2 12/27/22	2.280%	1,878,000	1,841,225
Federal National Mortgage Association(c) Series 2010-M3 Class A3 03/25/20	4.332%	4,000,000	4,384,800
Series 2012-M11 Class FA 08/25/19	0.704%	402,060	404,745
Series 2013-M13 Class A2 04/25/23	2.624%	4,118,000	4,093,490
Series 2014-M12 Class ASV2
10/25/21	2.614%	1,500,000	1,522,890
Series 2014-M3 Class A2 01/25/24	3.501%	2,000,000	2,098,788
Series 2015-M10 Class A2 04/25/27	3.092%	11,666,000	11,548,757
Government National Mortgage Association Series 2014-168 Class VB(c) 06/16/47	3.498%	3,916,550	4,084,974
Total Commercial Mortgage-Backed Securities — Agency (Cost: $403,123,155)			410,989,956

Commercial Mortgage-Backed Securities —
Non-Agency 2.6%

A10 Securitization LLC(a) Series 2012-1 Class A 04/15/24	3.492%	190,711	190,714
Series 2013-1 Class A 11/15/25	2.400%	473,901	475,237
Series 2015-1 Class A1 04/15/34	2.100%	1,820,000	1,812,798
A10 Term Asset Financing LLC(a) Series 2013-2 Class A 11/15/27	2.620%	3,375,799	3,395,237
Series 2013-2 Class B 11/15/27	4.380%	657,000	659,822
Series 2014-1 Class A2 04/15/33	3.020%	1,807,000	1,806,268

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACRE Commercial Mortgage Trust(a)(c) Series 2014-FL2 Class B 08/15/31	2.050%	447,500	447,500
Series 2014-FL2 Class C 08/15/31	2.500%	447,500	447,500
American Homes 4 Rent Trust(a) Series 2014-SFR2 Class E 10/17/36	6.231%	500,000	514,880
Series 2014-SFR3 Class A 12/17/36	3.678%	1,146,603	1,154,648
Series 2014-SFR3 Class C 12/17/36	4.596%	200,000	207,197
Series 2014-SFR3 Class E 12/17/36	6.418%	300,000	313,890
American Homes 4 Rent(a) Series 2015-SFR1 Class A 04/17/52	3.467%	1,246,261	1,232,954
Series 2015-SFR1 Class E 04/17/52	5.639%	500,000	493,823
American Homes 4 Rent(a)(c) Series 2014-SFR1 Class C 06/17/31	2.000%	1,000,000	989,960
BB-UBS Trust(a) Series 2012-SHOW Class A 11/05/36	3.430%	3,700,000	3,715,503
Series 2012-TFT Class A 06/05/30	2.892%	2,000,000	1,975,282
Banc of America Commercial Mortgage Trust Series 2006-4 Class A4 07/10/46	5.634%	1,106,626	1,135,534
Series 2006-5 Class A4 09/10/47	5.414%	775,000	796,802
Series 2007-5 Class A4 02/10/51	5.492%	1,706,589	1,801,802
Banc of America Commercial Mortgage Trust(c) Series 2006-3 Class A4 07/10/44	5.889%	1,539,451	1,585,601
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3 Class AM 07/10/43	4.727%	302,019	303,939
Bear Stearns Commercial Mortgage Securities Trust CMO IO Series 2007-T26 Class X1(a)(c)(d) 01/12/45	0.301%	74,114,798	243,245
COBALT CMBS Commercial Mortgage Trust Series 2006-C1 Class A4 08/15/48	5.223%	1,350,192	1,404,276
Series 2006-C1 Class AM 08/15/48	5.254%	1,600,000	1,640,979
COBALT CMBS Commercial Mortgage Trust(c)(d) CMO IO Series 2006-C1 Class IO 08/15/48	0.978%	12,428,202	125,090

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COOF Securitization Trust Ltd. CMO IO Series 2014-1 Class A(a)(c)(d) 06/25/40	3.031%	2,782,463	378,149
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 10/15/49	5.431%	750,000	780,558
Citigroup Commercial Mortgage Trust(a) Series 2013-SMP Class A 01/12/30	2.110%	917,497	926,180
Citigroup/Deutsche Bank Commercial Mortgage Trust(a)(c)(d) CMO IO Series 2006-CD2 Class X 01/15/46	0.086%	189,236,544	29,142
CMO IO Series 2007-CD4 Class XC 12/11/49	0.548%	67,286,029	338,785
Citigroup/Deutsche Bank Commercial Mortgage Trust(c) Series 2005-CD1 Class AJ 07/15/44	5.380%	1,000,000	1,006,457
Series 2005-CD1 Class AM 07/15/44	5.380%	875,000	880,982
Commercial Mortgage Pass-Through Certificates Series 2012-MVP Class A(a)(c) 11/17/26	2.124%	166,557	166,510
Commercial Mortgage Trust(a) Series 2013-300P Class A1 08/10/30	4.353%	2,000,000	2,145,814
Commercial Mortgage Trust(a)(c) Series 2013-SFS Class A2 04/12/35	3.086%	624,000	616,422
Series 2014-KYO Class A 06/11/27	1.088%	4,231,000	4,228,952
Series 2014-TWC Class A 02/13/32	1.036%	1,450,000	1,445,544
Commercial Mortgage Trust(c) Series 2006-C7 Class A4 06/10/46	5.943%	1,010,114	1,033,915
Commercial Mortgage Trust(c)(d) CMO IO Series 2012-CR2 Class XA 08/15/45	2.050%	2,551,458	235,341
Credit Suisse Commercial Mortgage Trust Series 2006-C2 Class A3(c) 03/15/39	5.860%	1,209,139	1,226,876
Credit Suisse Mortgage Capital Certificates Series 2014-ICE Class B(a)(c) 04/15/27	1.386%	2,500,000	2,488,778
DBRR Trust(a)(c) Series 2013-EZ2 Class A 02/25/45	0.853%	35,449	35,433
Series 2013-EZ3 Class A 12/18/49	1.636%	2,112,510	2,122,413

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBRR Trust(a)(c)(d) CMO IO Series 2011-C32 Class A3X1 06/17/49	2.015%	6,000,000	122,501
GS Mortgage Securities Corp. II(a) Series 2012-ALOH Class A 04/10/34	3.551%	2,000,000	2,069,340
Series 2013-KING Class A 12/10/27	2.706%	985,612	1,000,834
GS Mortgage Securities Corp. Trust(a) Series 2013-NYC5 Class A 01/10/30	2.318%	1,222,000	1,239,957
GS Mortgage Securities Corp. Trust(a)(c)(d) CMO IO Series 2006-GG8 Class X 11/10/39	0.763%	17,701,937	97,290
Greenwich Capital Commercial Funding Corp.(c) Series 2006-GG7 Class A4 07/10/38	6.013%	2,855,073	2,918,409
Series 2006-GG7 Class AM 07/10/38	6.013%	300,000	310,853
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB16 Class A4 05/12/45	5.552%	969,954	995,522
JPMorgan Chase Commercial Mortgage Securities Trust(a)(c)(d) CMO IO Series 2010-C2 Class XA 11/15/43	1.994%	8,989,152	489,127
JPMorgan Chase Commercial Mortgage Securities Trust(c) Series 2005-CB11 Class AJ 08/12/37	5.585%	499,843	500,188
Series 2006-LDP9 Class A3SF 05/15/47	0.341%	365,658	362,582
JPMorgan Chase Commercial Mortgage Securities Trust(c)(d) CMO IO Series 2006-CB15 Class X1 06/12/43	0.414%	66,507,148	190,124
KGS-Alpha SBA COOF Trust CMO IO Series 2014-2 Class A(a)(c)(d) 04/25/40	3.043%	2,537,558	368,342
KSBA(a)(c)(d) CMO IO Series 2013-2 Class A 03/25/39	1.549%	9,661,048	537,396
KSBA(a)(d) CMO IO Series 2012-2 Class A 08/25/38	0.955%	9,151,058	317,427
LB-UBS Commercial Mortgage Trust Series 2007-C1 Class AM 02/15/40	5.455%	250,000	263,812
Series 2007-C2 Class A3 02/15/40	5.430%	815,118	861,058
LB-UBS Commercial Mortgage Trust(a)(c)(d) CMO IO Series 2006-C1 Class XCL 02/15/41	0.516%	37,819,016	69,058

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A2(a) 02/15/36	3.985%	1,535,000	1,569,795
Merrill Lynch Mortgage Trust Series 2005-LC1 Class AJ(c) 01/12/44	5.548%	1,000,000	1,015,124
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9 Class A4 09/12/49	5.700%	585,000	623,220
Merrill Lynch/Countrywide Commercial Mortgage Trust(a)(c)(d) CMO IO Series 2006-4 Class XC 12/12/49	0.798%	16,667,881	125,226
Morgan Stanley Capital I Trust(a)(c)(d) CMO IO Series 2006-IQ12 Class X1 12/15/43	0.647%	41,040,884	226,792
CMO IO Series 2006-T21 Class X 10/12/52	0.334%	77,223,547	153,829
CMO IO Series 2007-HQ11 Class X 02/12/44	0.387%	64,411,897	192,656
Morgan Stanley Re-Remic Trust Series 2012-IO Class AXA(a) 03/27/51	1.000%	878,058	876,960
NCUA Guaranteed Notes Trust Series 2010-C1 Class A2 10/29/20	2.900%	1,000,000	1,026,024
NCUA Guaranteed Notes Series 2010-C1 Class APT 10/29/20	2.650%	4,352,457	4,446,526
NorthStar(a)(c) Series 2013-1A Class A 08/25/29	2.037%	2,000,863	2,002,741
Series 2013-1A Class B 08/25/29	5.187%	1,280,000	1,292,800
ORES NPL LLC Series 2013-LV2 Class A(a) 09/25/25	3.081%	807,978	807,978
RAIT Financial Trust(a)(c) Series 2014-FL3 Class A 12/15/31	1.424%	1,176,939	1,185,653
Series 2015-FL4 Class A 12/15/31	1.535%	1,590,000	1,590,000
Series 2015-FL4 Class AS 12/15/31	1.935%	1,000,000	1,000,000
RBS Commercial Funding, Inc., Trust Series 2013-SMV Class A(a) 03/11/31	3.260%	797,000	790,934
RCMC LLC Series 2012-CRE1 Class A(a) 11/15/44	5.623%	768,167	784,984

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rialto Real Estate Fund LLC Series 2015-LT7 Class A(a) 12/25/32	3.000%	2,000,000	1,998,434
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class A4 04/10/46	3.244%	857,000	869,063
VNDO Mortgage Trust(a) Series 2012-6AVE Class A 11/15/30	2.996%	1,165,409	1,154,314
Series 2013-PENN Class A 12/13/29	3.808%	3,000,000	3,173,935
WF-RBS Commercial Mortgage Trust Series 2012-C6 Class A4 04/15/45	3.440%	960,000	1,000,977
WF-RBS Commercial Mortgage Trust(a) Series 2011-C3 Class A4 03/15/44	4.375%	1,200,000	1,305,603
Wachovia Bank Commercial Mortgage Trust(a)(c)(d) CMO IO Series 2004-C12 Class IO 07/15/41	0.195%	22,817,987	143,776
CMO IO Series 2006-C24 Class XC 03/15/45	0.247%	100,261,225	69,080
Wachovia Bank Commercial Mortgage Trust(c) Series 2004-C11 Class A5 01/15/41	5.215%	179,736	179,849
Wells Fargo Commercial Mortgage Trust Series 2013-120B Class A(a)(c) 03/18/28	2.800%	2,000,000	2,002,536
Wells Fargo Resecuritization Trust Series 2012-IO Class A(a) 08/20/21	1.750%	816,527	816,527
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $94,802,329)			94,095,888

Asset-Backed Securities — Non-Agency 8.4%

ARLP Securitization Trust Series 2015-1 Class A1(a)(c) 05/25/55	3.967%	4,171,000	4,171,000
AXIS Equipment Finance Receivables II LLC Series 2013-1A Class A(a) 03/20/17	1.750%	612,784	612,851
Academic Loan Funding Trust(a)(c) Series 2012-1A Class A1 12/27/22	0.987%	491,066	493,457
Series 2013-1A Class A 12/26/44	0.987%	1,735,889	1,725,214

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Auto Receivables Trust Series 2012-3 Class A3 08/15/16	0.850%	39,389	39,394
Series 2013-2 Class A4 11/15/18	1.240%	750,000	751,987
AmeriCredit Automobile Receivables Trust Series 2012-5 Class A3 06/08/17	0.620%	32,293	32,294
Series 2013-1 Class A3 10/10/17	0.610%	39,855	39,851
Series 2013-3 Class A3 04/09/18	0.920%	1,466,263	1,466,958
Series 2013-5 Class A3 09/10/18	0.900%	3,697,000	3,696,804
Series 2014-1 Class A3 02/08/19	0.900%	800,000	798,848
American Credit Acceptance Receivables Trust(a) Series 2013-1 Class A 04/16/18	1.450%	324,271	324,646
Series 2014-2 Class A 10/10/17	0.990%	985,179	984,993
Series 2014-2 Class B 03/10/20	2.260%	886,000	888,795
Series 2015-2 Class A 06/12/19	1.570%	2,987,000	2,984,523
Series 2015-2 Class C 05/12/21	4.320%	858,000	859,366
American Tower Trust I(a) Pass-Through Certificates 03/15/43	1.551%	500,000	497,487
Series 13 Class 2A 03/15/23	3.070%	1,900,000	1,859,861
Asset-Backed Funding Certificates Trust Series 2005-AG1 Class A4(c) 06/25/35	4.998%	752,669	774,907
Axis Equipment Finance Receivables II LLC Series 2015-1A Class A2(a) 03/20/20	1.900%	929,000	926,611
B2R Mortgage Trust Series 2015-1 Class A1(a) 05/15/48	2.524%	1,002,875	991,839
BCC Funding X LLC Series 2015-1 Class A2(a) 10/20/20	2.224%	2,699,000	2,704,876
BMW Vehicle Owner Trust Series 2013-A Class A3 11/27/17	0.670%	1,503,449	1,504,167
BXG Receivables Note Trust Series 2012-A Class A(a) 12/02/27	2.660%	585,882	584,003

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1 Class A(c) 12/25/33	1.087%	601,599	562,893
Blue Elephant Loan Trust Series 2015-1 Class A(a) 12/15/22	3.120%	1,815,240	1,814,817
CPS Auto Receivables Trust(a) Series 2011-B Class A 09/17/18	3.680%	402,033	404,960
Series 2011-C Class A 03/15/19	4.210%	218,992	222,463
Series 2012-A Class A 06/17/19	2.780%	127,278	128,487
Series 2012-B Class A 09/16/19	2.520%	842,522	851,647
Series 2012-C Class A 12/16/19	1.820%	472,408	474,307
Series 2012-D Class A 03/16/20	1.480%	211,494	212,054
Series 2013-A Class A 06/15/20	1.310%	3,044,917	3,030,118
Series 2013-C Class A 04/16/18	1.640%	1,012,441	1,013,791
Series 2014-B Class B 05/15/20	2.320%	1,750,000	1,747,669
Series 2014-C Class A 02/15/19	1.310%	2,019,948	2,017,171
Series 2014-C Class C 08/17/20	3.770%	2,096,000	2,109,020
Series 2015-A Class C 02/16/21	4.000%	219,000	218,792
CPS Auto Trust(a) Series 2015-B Class A 11/15/19	1.650%	5,250,000	5,251,867
Series 2015-B Class C 05/17/21	4.200%	1,480,000	1,482,303
California Republic Auto Receivables Trust Series 2012-1 Class A(a) 08/15/17	1.180%	206,965	206,985
Capital Auto Receivables Asset Trust Series 2014-1 Class A3 06/20/18	1.320%	700,000	702,432
CarFinance Capital Auto Trust(a) Series 2013-1A Class A 07/17/17	1.650%	14,662	14,664
Series 2013-2A Class A 11/15/17	1.750%	143,380	143,557
Series 2013-2A Class B 08/15/19	3.150%	1,200,000	1,219,223
Series 2014-1A Class A 12/17/18	1.460%	387,768	387,384
Series 2014-1A Class B 04/15/20	2.720%	375,000	378,572
Series 2014-2A Class A 11/16/20	1.440%	1,351,943	1,344,899

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-1A Class A 06/15/21	1.750%	555,063	553,660
CarMax Auto Owner Trust Series 2013-2 Class A4 11/15/18	0.840%	4,000,000	3,988,920
Carlyle Global Market Strategies Commodities Funding Ltd. Series 2014-1A Class A(a)(c)(f) 10/15/21	2.175%	2,686,667	2,686,667
Chase Funding Trust(c) Series 2003-2 Class 2A2 02/25/33	0.745%	629,361	574,563
Series 2003-4 Class 1A5 05/25/33	5.406%	672,612	694,546
Series 2003-6 Class 1A5 11/25/34	5.254%	664,197	692,434
Chrysler Capital Auto Receivables Trust(a) Series 2014-AA Class A3 09/17/18	0.830%	750,000	750,316
Series 2014-BA Class A3 05/15/19	1.270%	1,000,000	1,001,362
Concord Funding Co. LLC Series 2012-2 Class A(a) 01/15/17	3.145%	2,600,000	2,600,000
Conix Mortgage Asset Trust Series 2013-1 Class A(a)(c)(f)(h) 12/25/47	4.704%	1,078,519	442,193
Consumer Credit Origination Loan Trust Series 2015-1 Class A(a) 03/15/21	2.820%	764,802	769,366
Credit Acceptance Auto Loan Trust(a) Series 2012-2A Class A 03/16/20	1.520%	97,219	97,336
Series 2014-1A Class A 10/15/21	1.550%	1,000,000	1,000,238
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-CF2 Class 1A2(a)(c) 01/25/43	5.150%	169,477	171,593
Credit Suisse Mortgage Capital Certificates CMO Series 2010-16 Class A3(a)(c) 06/25/50	3.754%	653,947	657,829
DT Auto Owner Trust(a) Series 2013-2A Class B 06/15/17	1.780%	901,528	902,064
Series 2014-3A Class A 04/16/18	0.980%	868,861	868,369
Series 2015-2A Class A 09/17/18	1.240%	3,400,000	3,397,809
Series 2015-2A Class D 02/15/22	4.250%	1,055,000	1,056,008
Drive Auto Receivables Trust(a) Series 2015-AA Class D 06/15/22	4.120%	883,000	886,483

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-BA Class B 06/17/19	2.120%	2,857,000	2,864,228
Series 2015-BA Class D 07/15/21	3.840%	1,921,000	1,892,542
Exeter Automobile Receivables Trust(a) Series 2013-1A Class A 10/16/17	1.290%	67,441	67,471
Series 2013-2A Class A 11/15/17	1.490%	395,240	395,703
Series 2014-2A Class A 08/15/18	1.060%	2,205,633	2,201,097
Series 2014-2A Class C 12/16/19	3.260%	405,000	404,263
Series 2014-3A Class A 01/15/19	1.320%	1,413,223	1,411,365
Series 2014-3A Class B 11/15/19	2.770%	556,000	556,172
Series 2015-2A Class A 11/15/19	1.540%	2,762,608	2,756,851
Federal National Mortgage Association(a) 10/16/17	3.000%	2,000,000	1,965,312
Fifth Third Auto Series 2013-1 Class A3 10/16/17	0.880%	1,436,343	1,438,125
First Investors Auto Owner Trust(a) Series 2012-2A Class A2 05/15/18	1.470%	103,820	103,922
Series 2013-1A Class A2 10/15/18	0.900%	139,611	139,698
Series 2015-1A Class A2 04/15/19	1.210%	1,000,000	999,871
FirstKey Lending Trust(a) Series 2015-SFR1 Class A 03/09/47	2.553%	1,996,248	1,979,176
Series 2015-SFR1 Class B 03/09/47	3.417%	1,202,000	1,196,015
Flagship Credit Auto Trust(a) Series 2013-1 Class A 04/16/18	1.320%	425,763	426,020
Series 2013-2 Class A 01/15/19	1.940%	939,899	943,003
Series 2014-1 Class A 04/15/19	1.210%	896,711	895,248
Series 2014-1 Class B 02/18/20	2.550%	245,000	245,549
Series 2014-2 Class A 12/16/19	1.430%	1,111,189	1,109,393
Series 2014-2 Class B 11/16/20	2.840%	446,000	447,067
Series 2014-2 Class C 12/15/20	3.950%	220,000	220,828
Ford Credit Auto Lease Trust Series 2013-B Class A3 09/15/16	0.760%	1,463,898	1,464,864

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-B Class A4 10/15/16	0.960%	750,000	751,212
Fortress Opportunities Residential Transaction(a)(c)(f) Series 2013-1A Class A1N 10/25/33	3.960%	13,660	13,660
Series 2013-1A Class AR 10/25/18	4.210%	28,787	28,785
GCAT CMO Series 2014-1 Class A1(a)(c) 07/25/19	3.228%	1,743,563	1,754,228
GLC II Trust Series 2014-A Class A(a) 12/18/20	4.000%	2,275,123	2,275,123
GLC Trust Series 2014-A Class A(a) 07/15/21	3.000%	2,453,179	2,442,752
GLS Auto Receivables Trust(a)(g) Series 2015-1A Class A 12/15/20	2.250%	4,485,000	4,484,799
Series 2015-1A Class B 12/15/20	4.430%	954,000	953,956
GMAT Trust(a)(c) Series 2013-1A Class A 11/25/43	3.967%	1,000,990	1,003,355
Series 2014-1A Class A 02/25/44	3.721%	332,956	332,185
GO Financial Auto Securitization Trust(a) Series 2015-1 Class A 03/15/18	1.810%	4,465,585	4,461,533
Series 2015-1 Class B 10/15/20	3.590%	1,244,000	1,242,920
Gold Key Resorts Series 2014-A Class A(a) 03/17/31	3.220%	908,048	911,991
HLSS Servicer Advance Receivables Backed Notes Series 2013-T7 Class AT7(a) 11/15/46	1.981%	2,140,000	2,129,300
HLSS Servicer Advance Receivables Trust(a) Series 2012-T2 Class A2 10/15/45	1.990%	1,460,000	1,462,381
Series 2013-T1 Class A2 01/16/46	1.495%	1,197,000	1,195,998
Series 2013-T1 Class B2 01/16/46	1.744%	435,000	434,299
Series 2014-T2 Class AT2 01/15/47	2.217%	554,000	555,835
Honda Auto Receivables Owner Trust Series 2013-4 Class A3 09/18/17	0.690%	3,407,905	3,407,757
Series 2013-4 Class A4 02/18/20	1.040%	1,400,000	1,402,060

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Huntington Auto Trust Series 2011-1A Class A4(a) 11/15/16	1.310%	189,454	189,475
Invitation Homes Trust Series 2014-SFR1 Class A(a)(c) 06/17/31	1.185%	3,000,000	2,965,479
LV Tower 52 LLC(a)(f) Series 2013-1 Class A 06/15/18	5.500%	1,798,918	1,803,036
Series 2013-1 Class M 06/15/18	7.500%	445,719	445,719
Lake Country Mortgage Loan Trust Series 2006-HE1 Class A3(a)(c) 07/25/34	0.537%	5,282	5,278
MMCA Auto Owner Trust Series 2012-A Class A4(a) 08/15/17	1.570%	582,757	583,792
Madison Avenue Manufactured Housing Contract Trust Series 2002-A Class M2(c) 03/25/32	2.437%	181,484	181,464
MarketPlace Loan Trust Series 2015-OD1 Class A 06/02/17	3.250%	3,000,000	3,000,000
Series 2015-OD1 Class B 06/02/17	5.250%	500,000	500,000
Mid-State Capital Corp. Trust(a) Series 2006-1 Class M1 10/15/40	6.083%	1,513,873	1,584,063
Series 2010-1 Class M 12/15/45	5.250%	1,404,650	1,468,137
NCUA Guaranteed Notes CMO Series 2010-A1 Class A(c) 12/07/20	0.524%	171,696	171,885
NRPL Trust(a)(c) Series 2015-1A Class A1 11/01/54	3.875%	1,442,779	1,443,851
Series 2015-2A Class A1 10/25/57	3.750%	5,614,387	5,614,914
Nationstar Agency Advance Funding Trust Series 2013-T2A Class AT2(a) 02/18/48	1.892%	396,000	389,030
Nationstar HECM Loan Trust Series 2015-1A Class A(a) 05/25/18	3.844%	2,515,694	2,515,769
New York Mortgage Trust Residential(a)(c)(f) Series 2012-RP1A 12/25/17	4.250%	1,776,198	1,776,198
Series 2013-RP3A 09/25/18	4.850%	1,977,601	1,977,601

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nissan Auto Lease Trust Series 2013-B Class A3 06/15/16	0.750%	1,129,123	1,129,901
Nissan Auto Receivables Owner Trust Series 2012-A Class A4 07/16/18	1.000%	317,775	318,351
Normandy Mortgage Loan Co. Series 2013-NPL3 Class A(a)(c) 09/16/43	4.949%	3,133,726	3,129,025
Oak Hill Advisors Residential Loan Trust(a)(c) Series 2014-NPL2 Class A1 04/25/54	3.475%	2,761,285	2,766,521
Series 2014-NPL2 Class A2 04/25/54	4.000%	857,000	841,864
Series 2015-NPL1 Class A1 01/25/55	3.475%	1,567,686	1,568,290
Ocwen Freddie Advance Funding LLC Advance Receivables Backed Notes(a) Series 2015-T2 Class AT2 09/15/45	2.014%	3,920,000	3,920,118
Series 2015-T2 Class BT2 09/15/45	2.509%	619,000	619,025
Series 2015-T2 Class CT2 09/15/45	3.003%	170,000	170,008
Series 2015-T2 Class DT2 09/15/45	3.743%	393,000	393,027
Ocwen Freddie Advance Funding LLC(a) Series 2015-T1 Class AT1 11/15/45	2.062%	1,134,000	1,133,909
Series 2015-T1 Class BT1 11/15/45	2.557%	266,000	265,984
Series 2015-T1 Class CT1 11/15/45	3.051%	100,000	99,995
Series 2015-T1 Class DT1 11/15/45	3.790%	165,000	164,993
OnDeck Asset Securitization Trust LLC Series 2014-1A Class A(a) 05/17/18	3.150%	2,342,000	2,348,736
OneMain Financial Issuance Trust(a) Series 2014-1A Class A 06/18/24	2.430%	3,390,000	3,408,984
Series 2014-1A Class B 06/18/24	3.240%	402,000	404,418
Series 2014-2A Class A 09/18/24	2.470%	4,131,000	4,152,936
Series 2014-2A Class B 09/18/24	3.020%	1,119,000	1,127,717
Series 2015-1A Class A 03/18/26	3.190%	1,726,000	1,743,874
Series 2015-2A Class A 07/18/25	2.570%	7,624,000	7,628,994
Series 2015-2A Class B 07/18/25	3.100%	1,395,000	1,397,662

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PFS Tax Lien Trust Series 2014-1 Class NOTE(a) 04/15/16	1.440%	553,221	554,760
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MCW1 Class M1(c) 10/25/34	1.125%	493,433	491,590
Prestige Auto Receivables Trust Series 2015-1 Class A2(a) 02/15/19	1.090%	510,000	509,346
Progreso Receivables Funding I LLC Series 2013A Class A(a) 07/09/18	4.000%	1,500,000	1,511,583
Progreso Receivables Funding II LLC Series 2014-A Class A(a) 07/08/19	3.500%	3,000,000	3,016,418
Progreso Receivables Funding III LLC(a) Series 2015-A Class A 02/08/20	3.625%	2,354,000	2,359,164
Series 2015-A Class B 02/08/20	5.500%	500,000	501,171
Progreso Receivables Funding LLC(a)(g) Series 2015-B Class A 07/28/20	3.000%	1,203,000	1,203,000
Progreso Receivables Funding LLC(g) Series 2015-B Class B 07/28/20	5.000%	605,000	605,000
Progress Residential Trust(a) Series 2015-SFR2 Class A 06/12/32	2.740%	3,406,000	3,349,719
Series 2015-SFR2 Class C 06/12/32	3.436%	2,500,000	2,482,322
RBSHD Trust Series 2013-1A Class A(a)(c)(f) 10/25/47	4.685%	2,590,327	2,656,488
RMAT LLC Series 2015-NPL1 Class A1(a)(c) 05/25/55	3.750%	2,443,619	2,443,619
Residential Asset Mortgage Products Trust Series 2006-RZ1 Class A3(c) 03/25/36	0.487%	1,165,819	1,137,621
SNAAC Auto Receivables Trust Series 2014-1A Class A(a) 09/17/18	1.030%	278,404	278,373
Santander Drive Auto Receivables Trust(a) Series 2015-S1 Class R1 09/17/19	1.930%	3,366,093	3,365,996
Series 2015-S2 Class R1 11/18/19	1.840%	1,014,533	1,014,524
Series 2015-S7 Class R1 03/16/21	1.970%	3,671,771	3,671,654

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saxon Asset Securities Trust CMO Series 2003-1 Class AF6(c) 06/25/33	4.795%	32,081	32,413
Springleaf Funding Trust(a) Series 2013-AA Class A 09/15/21	2.580%	4,688,194	4,705,737
Series 2013-BA Class A 01/16/23	3.920%	3,000,000	3,002,100
Series 2013-BA Class B 01/16/23	4.820%	1,500,000	1,501,023
Series 2015-AA Class A 11/15/24	3.160%	1,537,000	1,555,732
Series 2015-AA Class B 11/15/24	3.620%	363,000	368,332
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-5H Class A4 12/25/33	5.540%	949,480	976,119
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c) Series 2004-6XS Class A5B (AMBAC) 03/25/34	5.550%	626,506	651,100
Sunset Mortgage Loan Co. LLC Series 2014-NPL2 Class A(a)(c) 11/16/44	3.721%	2,088,865	2,097,488
Trafigura Securitisation Finance PLC Series 2014-1A Class A(a)(c)(f) 10/15/21	1.136%	2,391,000	2,391,893
Tricon American Homes Trust Series 2015-SFR1 Class A(a)(c) 05/17/32	1.435%	638,000	632,387
Truman Capital Mortgage Loan Trust(a)(c) Series 2014-NPL1 Class A1 07/25/53	3.228%	1,845,503	1,843,567
Series 2014-NPL2 Class A1 06/25/54	3.125%	1,706,249	1,704,844
Series 2014-NPL2 Class A2 06/25/54	4.000%	752,000	739,786
Series 2014-NPL3 Class A1 04/25/53	3.125%	1,807,542	1,805,919
US Residential Opportunity Fund II Trust Series 2015-1II Class A(a) 02/27/35	3.721%	1,460,622	1,467,233
US Residential Opportunity Fund III Trust Series 2015-1III Class A(a) 01/27/35	3.721%	2,106,517	2,106,942
Vericrest Opportunity Loan Transferee XXIV LLC Series 2015-NPL6 Class A1(a)(c) 02/25/55	3.500%	2,466,223	2,466,223
Vericrest Opportunity Loan Transferee XXV LLC Series 2015-NPL8 Class A1(a)(c) 06/26/45	3.500%	8,000,000	7,991,200

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XXX LLC Series 2015-NPL1 Class A1(a)(c) 10/25/57	3.625%	2,404,211	2,402,429
Vericrest Opportunity Loan Transferee XXXI LLC Series 2015-NPL2 Class A1(a)(c) 02/25/55	3.375%	1,773,438	1,768,728
Vericrest Opportunity Loan Transferee XXXIII LLC Series 2015-NPL5 Class A1(a)(c) 03/25/55	3.500%	2,892,278	2,888,523
Vericrest Opportunity Loan Transferee XXXV LLC Series 2015-NPL9 Class A1(a)(c) 06/26/45	3.500%	4,373,000	4,368,627
Vericrest Opportunity Loan Transferee(a)(c) Series 2014-NP11 Class A1 04/25/55	3.875%	1,695,946	1,702,352
Series 2014-NPL5 Class A1 09/25/58	3.228%	2,161,882	2,162,864
Series 2014-NPL5 Class A2 09/25/58	4.000%	748,680	735,745
Series 2014-NPL6 Class A1 09/25/43	3.125%	4,667,407	4,659,949
Series 2014-NPL6 Class A2 09/25/43	4.250%	1,030,692	1,014,491
Series 2014-NPL7 Class A1 08/27/57	3.375%	3,499,778	3,501,937
Series 2014-NPL8 Class A1 10/26/54	3.375%	554,348	553,805
Vericrest Opportunity Loan Trust Series 2015-NPL3 Class A1(a)(c) 10/25/58	3.375%	2,092,872	2,088,410
Westgate Resorts LLC(a) Series 2012-2A Class A 01/20/25	3.000%	424,526	426,065
Series 2012-3A Class A 03/20/25	2.500%	372,713	373,699
Total Asset-Backed Securities — Non-Agency (Cost: $299,748,310)			300,004,508

Inflation-Indexed Bonds 0.1%

UNITED STATES 0.1%
U.S. Treasury Inflation-Indexed Bond 04/15/16	0.125%	1,071,890	1,076,915
01/15/22	0.125%	1,045,350	1,035,959
01/15/29	2.500%	1,102,000	1,358,129
Total			3,471,003
Total Inflation-Indexed Bonds (Cost: $3,442,621)			3,471,003

U.S. Treasury Obligations 22.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury 04/30/16	2.625%	4,000,000	4,076,876
12/31/16	3.250%	47,450,000	49,411,014
01/31/17	3.125%	15,000,000	15,616,410
03/31/17	3.250%	5,000,000	5,234,765
08/15/17	4.750%	12,745,000	13,837,285
08/15/17	8.875%	7,215,000	8,459,025
11/15/17	4.250%	1,000,000	1,081,328
02/15/18	3.500%	6,000,000	6,405,936
08/31/18	1.500%	6,000,000	6,078,282
11/30/18	1.250%	7,710,000	7,729,275
11/30/18	1.375%	6,290,000	6,338,647
05/15/19	3.125%	37,151,000	39,644,166
06/30/19	1.000%	1,500,000	1,478,555
02/15/20	8.500%	500,000	655,625
05/15/20	3.500%	28,000,000	30,452,184
08/15/20	2.625%	5,650,000	5,908,222
08/15/20	8.750%	28,500,000	38,439,375
08/31/20	2.125%	4,000,000	4,085,312
11/15/20	2.625%	2,900,000	3,028,914
01/31/21	2.125%	20,000,000	20,331,240
02/15/21	3.625%	6,600,000	7,240,919
05/15/21	3.125%	7,000,000	7,487,263
08/15/21	2.125%	36,500,000	36,910,625
10/31/21	2.000%	1,500,000	1,502,696
12/31/21	2.125%	2,000,000	2,015,624
01/31/22	1.500%	1,000,000	968,125
05/15/23	1.750%	64,000,000	61,905,024
08/15/23	2.500%	350,000	357,547
08/15/24	2.375%	8,500,000	8,545,823
02/15/27	6.625%	1,000,000	1,424,688
08/15/27	6.375%	2,500,000	3,522,852
08/15/28	5.500%	14,700,000	19,547,560
02/15/29	5.250%	720,000	939,544
08/15/29	6.125%	5,250,000	7,428,750
02/15/31	5.375%	1,800,000	2,419,735
02/15/36	4.500%	10,100,000	12,699,174
02/15/37	4.750%	3,500,000	4,534,960
05/15/37	5.000%	11,900,000	15,946,928
02/15/38	4.375%	7,900,000	9,714,535
05/15/38	4.500%	15,600,000	19,502,434
02/15/39	3.500%	5,000,000	5,389,845
05/15/39	4.250%	3,000,000	3,620,157
U.S. Treasury(b) STRIPS 08/15/16	0.000%	6,000,000	5,972,436
11/15/16	0.000%	3,000,000	2,980,857
08/15/19	0.000%	2,000,000	1,880,954
02/15/20	0.000%	4,735,000	4,388,729
05/15/20	0.000%	32,061,000	29,438,731
08/15/20	0.000%	11,000,000	10,045,618
02/15/21	0.000%	28,185,000	25,305,959
05/15/21	0.000%	22,965,000	20,438,069
08/15/21	0.000%	16,245,000	14,336,586
11/15/21	0.000%	6,245,000	5,476,977
02/15/22	0.000%	3,790,000	3,295,219
05/15/22	0.000%	9,005,000	7,764,723

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/22	0.000%	2,500,000	2,139,458
11/15/22	0.000%	3,750,000	3,186,724
02/15/23	0.000%	20,665,000	17,409,622
05/15/23	0.000%	9,500,000	7,913,870
08/15/23	0.000%	1,500,000	1,240,976
11/15/23	0.000%	1,300,000	1,064,716
02/15/24	0.000%	1,350,000	1,096,282
08/15/24	0.000%	1,000,000	800,332
11/15/24	0.000%	4,500,000	3,571,155
02/15/25	0.000%	1,000,000	786,575
05/15/25	0.000%	1,500,000	1,170,989
02/15/26	0.000%	500,000	381,112
08/15/26	0.000%	1,452,000	1,085,402
11/15/26	0.000%	9,000,000	6,663,969
02/15/27	0.000%	15,200,000	11,160,782
08/15/27	0.000%	4,200,000	3,031,934
11/15/27	0.000%	12,540,000	8,969,323
02/15/28	0.000%	7,250,000	5,128,577
05/15/28	0.000%	1,660,000	1,164,535
08/15/28	0.000%	3,200,000	2,223,738
11/15/28	0.000%	1,700,000	1,170,715
02/15/29	0.000%	7,665,000	5,217,680
08/15/29	0.000%	6,400,000	4,278,202
11/15/29	0.000%	2,600,000	1,718,696
02/15/30	0.000%	7,650,000	5,011,324
05/15/30	0.000%	7,000,000	4,545,415
08/15/30	0.000%	6,250,000	4,022,519
11/15/30	0.000%	4,950,000	3,169,138
02/15/31	0.000%	6,600,000	4,192,155
05/15/31	0.000%	6,700,000	4,189,590
08/15/31	0.000%	3,800,000	2,364,539
11/15/31	0.000%	6,640,000	4,072,020
02/15/32	0.000%	6,875,000	4,174,252
05/15/32	0.000%	14,700,000	8,837,802
08/15/32	0.000%	1,500,000	892,803
11/15/32	0.000%	10,450,000	6,160,108
02/15/33	0.000%	8,850,000	5,159,594
05/15/33	0.000%	26,925,000	15,540,356
08/15/33	0.000%	4,000,000	2,287,188
11/15/33	0.000%	7,400,000	4,199,818
02/15/34	0.000%	2,400,000	1,344,886
05/15/34	0.000%	400,000	222,075
08/15/34	0.000%	2,375,000	1,305,172
11/15/34	0.000%	1,850,000	1,014,201
02/15/35	0.000%	4,210,000	2,273,265
05/15/35	0.000%	3,050,000	1,634,126
Total U.S. Treasury Obligations (Cost: $793,792,183)			812,429,812

U.S. Government & Agency Obligations 3.9%

Federal Farm Credit Banks 11/15/18	5.125%	2,664,000	3,002,107

U.S. Government & Agency Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks 10/24/29	4.000%	1,600,000	1,728,979
07/15/36	5.500%	2,000,000	2,587,476
Federal Home Loan Mortgage Corp. 11/17/17	5.125%	30,000,000	33,006,450
Federal National Mortgage Association(b) 06/01/17	0.000%	10,000,000	9,846,250
STRIPS 05/15/30	0.000%	3,750,000	2,216,726
Financing Corp.(b) STRIPS 05/11/18	0.000%	3,600,000	3,473,327
04/05/19	0.000%	1,000,000	935,695
Israel Government AID Bond 09/18/33	5.500%	1,000,000	1,281,078
Israel Government AID Bond(b) 02/15/22	0.000%	3,500,000	2,976,869
11/15/23	0.000%	1,316,000	1,042,088
11/01/24	0.000%	1,850,000	1,404,772
Private Export Funding Corp. 05/15/22	2.800%	1,500,000	1,523,210
Residual Funding Corp.(b) STRIPS 10/15/19	0.000%	14,600,000	13,476,004
07/15/20	0.000%	39,372,000	35,633,865
10/15/20	0.000%	7,500,000	6,732,900
01/15/21	0.000%	2,000,000	1,778,800
Tennessee Valley Authority 07/18/17	5.500%	6,000,000	6,557,868
04/01/36	5.880%	500,000	648,923
09/15/39	5.250%	2,370,000	2,883,600
Tennessee Valley Authority(b) STRIPS 11/01/25	0.000%	8,500,000	6,063,041
06/15/35	0.000%	750,000	342,099
Total U.S. Government & Agency Obligations (Cost: $137,751,305)			139,142,127

Foreign Government Obligations(i) 1.6%

AUSTRALIA 0.1%
Australia and New Zealand Banking Group Ltd.(a) 11/23/16	2.400%	1,119,000	1,143,337
Commonwealth Bank of Australia(a) 03/16/17	2.250%	325,000	331,638
National Australia Bank Ltd.(a) 06/20/17	2.000%	875,000	889,705

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Foreign Government Obligations(i) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westpac Banking Corp.(a) 11/28/16	2.450%	600,000	612,627
05/30/18	1.375%	600,000	596,713
Total			3,574,020
BRAZIL 0.1%
Brazilian Government International Bond 01/07/25	4.250%	744,000	718,332
Petrobras Global Finance BV 03/15/19	7.875%	790,000	839,146
01/27/21	5.375%	630,000	605,543
01/27/41	6.750%	575,000	503,545
Total			2,666,566
CANADA 0.3%
CDP Financial, Inc.(a) 11/25/19	4.400%	1,000,000	1,094,098
Caisse Centrale Desjardins(a) 03/24/16	2.550%	1,452,000	1,474,120
Hydro-Quebec 02/01/21	9.400%	750,000	1,000,434
01/15/22	8.400%	1,295,000	1,710,449
Province of Quebec 01/30/26	6.350%	440,000	552,865
Royal Bank of Canada 09/19/17	1.200%	3,820,000	3,814,041
10/01/18	2.000%	1,761,000	1,783,637
Total			11,429,644
CHINA 0.1%
Sinopec Group Overseas Development 2013 Ltd.(a) 10/17/23	4.375%	1,362,000	1,423,700
State Grid Overseas Investment 2013 Ltd.(a) 05/22/18	1.750%	377,000	374,210
Total			1,797,910
COLOMBIA 0.1%
Colombia Government International Bond 02/26/24	4.000%	493,000	490,535
06/15/45	5.000%	601,000	555,925
Ecopetrol SA 01/16/25	4.125%	300,000	276,840
06/26/26	5.375%	580,000	574,200
Total			1,897,500
FRANCE —%
Electricite de France SA(a) 01/22/19	2.150%	674,000	678,556

Foreign Government Obligations(i) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ISRAEL 0.4%
Israel Government AID Bond(b) 11/15/19	0.000%	1,501,000	1,378,946
05/01/23	0.000%	5,000,000	4,026,090
02/15/24	0.000%	2,000,000	1,562,754
02/15/25	0.000%	2,250,000	1,689,102
02/15/25	0.000%	2,000,000	1,500,932
08/15/25	0.000%	2,500,000	1,843,917
11/15/26	0.000%	1,500,000	1,045,763
Total			13,047,504
MEXICO 0.2%
Mexico Government International Bond 01/21/21	3.500%	4,305,000	4,391,100
01/30/25	3.600%	757,000	746,402
03/08/44	4.750%	1,090,000	1,035,500
10/12/10	5.750%	458,000	449,985
Petroleos Mexicanos(a) 01/23/26	4.500%	1,159,000	1,134,845
01/23/46	5.625%	732,000	686,493
Total			8,444,325
NETHERLANDS 0.1%
Petrobras Global Finance BV 03/17/24	6.250%	1,868,000	1,803,498
03/17/44	7.250%	760,000	705,554
06/05/15	6.850%	145,000	118,952
Total			2,628,004
NORWAY 0.1%
Statoil ASA 01/15/18	6.700%	50,000	56,172
04/15/19	5.250%	880,000	983,239
01/15/24	2.650%	1,750,000	1,674,694
09/23/27	7.250%	400,000	532,355
Total			3,246,460
PERU —%
Peruvian Government International Bond 11/18/50	5.625%	98,000	109,270
POLAND —%
Poland Government International Bond 01/22/24	4.000%	1,178,000	1,234,544
SOUTH AFRICA —%
South Africa Government International Bond 09/16/25	5.875%	459,000	508,342
07/24/44	5.375%	1,006,000	1,003,256
Total			1,511,598

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Foreign Government Obligations(i) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SWEDEN —%
Stadshypotek AB(a) 10/02/19	1.875%	1,500,000	1,500,433
TURKEY —%
Turkey Government International Bond 03/22/24	5.750%	353,000	383,005
04/14/26	4.250%	474,000	451,798
Total			834,803
UNITED KINGDOM 0.1%
Barclays Bank PLC(a) 09/21/15	2.500%	1,600,000	1,606,619
05/10/17	2.250%	343,000	350,049
Total			1,956,668
Total Foreign Government Obligations (Cost: $56,672,892)			56,557,805

Municipal Bonds 0.2%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA —%
City of Los Angeles Department of Airports Revenue Bonds Build America Bonds Series 2009 05/15/39	6.582%	420,000	527,940
State of California Unlimited General Obligation Bonds Build America Bonds Series 2009 10/01/39	7.300%	295,000	409,770
Total			937,710
DISTRICT OF COLUMBIA —%
District of Columbia Water & Sewer Authority Taxable Revenue Bonds Senior Lien Series 2014-A 10/01/14	4.814%	411,000	404,654

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NEW YORK 0.1%
New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010 03/15/40	5.600%	415,000	493,534
Port Authority of New York & New Jersey Revenue Bonds Taxable Consolidated 160th Series 2010 11/01/40	5.647%	835,000	963,465
Total			1,456,999
OHIO 0.1%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010 02/15/50	7.499%	1,265,000	1,709,736
Ohio State University (The) Revenue Bonds Taxable Series 2011A 06/01/11	4.800%	1,514,000	1,453,910
Total			3,163,646
Total Municipal Bonds (Cost: $5,399,821)			5,963,009

Money Market Funds 10.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(j)(k)	388,579,067	388,579,067
Total Money Market Funds (Cost: $388,579,067)		388,579,067
Total Investments (Cost: $3,567,872,056)		3,625,887,757
Other Assets & Liabilities, Net		(53,259,842)
Net Assets		3,572,627,915

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $486,999,429 or 13.63% of net assets.

(b)  Zero coupon bond.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  Variable rate security.

(d)  Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(e)  Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.

(f)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at June 30, 2015 was $21,829,087, which represents 0.61% of net assets. Information concerning such security holdings at June 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
AJAX Mortgage Loan Trust CMO Series 2013-A Class A 02/25/51 3.500%	01/28/2013	2,120,902
AJAX Mortgage Loan Trust CMO Series 2013-B Class A1 03/25/52 3.750%	03/20/2013	1,177,107
AJAX Mortgage Loan Trust CMO Series 2013-C Class A 03/25/35 4.500%	11/15/2013	1,726,739
Carlyle Global Market Strategies Commodities Funding Ltd. Series 2014-1A Class A 10/15/21 2.175%	05/22/2014	2,686,667
Conix Mortgage Asset Trust Series 2013-1 Class A 12/25/47 4.704%	05/16/2013	1,078,519
Fortress Opportunities Residential Transaction Series 2013-1A Class A1N 10/25/33 3.960%	11/08/2013	13,659
Fortress Opportunities Residential Transaction Series 2013-1A Class AR 10/25/18 4.210%	11/08/2013	28,786
Homeowner Assistance Program Reverse Mortgage Loan Trust CMO Series 2013-RM1 Class A 05/26/53 4.000%	05/03/2013	2,268,030
LV Tower 52 LLC Series 2013-1 Class A 06/15/18 5.500%	06/19/2013	1,798,918
LV Tower 52 LLC Series 2013-1 Class M 06/15/18 7.500%	10/08/2013	445,719
MASTR Asset Securitization Trust CMO Series 2004-P7 Class A6 12/27/33 5.500%	10/12/2010	298,248
New York Mortgage Trust Residential Series 2012-RP1A 12/25/17 4.250%	12/27/2012	1,776,198
New York Mortgage Trust Residential Series 2013-RP3A 09/25/18 4.850%	09/18/2013	1,977,601
RBSHD Trust Series 2013-1A Class A 10/25/47 4.685%	09/27/2013	2,590,327
Trafigura Securitisation Finance PLC Series 2014-1A Class A 10/15/21 1.136%	10/23/2014	2,391,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(g)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2015, the value of these securities amounted to $442,193, which represents 0.01% of net assets.

(i)  Principal and interest may not be guaranteed by the government.

(j)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(k)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	76,168,266	677,172,948	(364,762,147)	388,579,067	87,072	388,579,067

Abbreviation Legend

AID    Agency for International Development

AMBAC  Ambac Assurance Corporation

CMO  Collateralized Mortgage Obligation

FDIC  Federal Deposit Insurance Corporation

STRIPS  Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	589,383,271	—	589,383,271
Residential Mortgage-Backed Securities — Agency	—	648,984,993	5,937,979	654,922,972
Residential Mortgage-Backed Securities — Non-Agency	—	110,516,121	59,832,218	170,348,339
Commercial Mortgage-Backed Securities — Agency	—	410,989,956	—	410,989,956
Commercial Mortgage-Backed Securities — Non-Agency	—	82,454,220	11,641,668	94,095,888
Asset-Backed Securities — Non-Agency	—	254,266,565	45,737,943	300,004,508
Inflation-Indexed Bonds	—	3,471,003	—	3,471,003
U.S. Treasury Obligations	501,917,244	310,512,568	—	812,429,812
U.S. Government & Agency Obligations	—	139,142,127	—	139,142,127
Foreign Government Obligations	—	56,557,805	—	56,557,805
Municipal Bonds	—	5,963,009	—	5,963,009
Money Market Funds	388,579,067	—	—	388,579,067
Total Investments	890,496,311	2,612,241,638	123,149,808	3,625,887,757

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities — Agency ($)	Residential Mortgage- Backed Securities — Non-Agency ($)	Commercial Mortgage- Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of December 31, 2014	770,179	—	14,218,129	11,434,153	49,096,583	75,519,044
Increase (decrease) in accrued discounts/premiums	—	—	4,103	(270,708)	(255)	(266,860)
Realized gain (loss)	—	—	119,946	4,615	6,835	131,396
Change in unrealized appreciation (depreciation)(a)	—	(3,840)	(548,734)	6,553	(133,495)	(679,516)
Sales	—	—	(3,594,855)	(2,423,061)	(10,039,399)	(16,057,315)
Purchases	—	5,941,819	50,138,835	—	19,361,408	75,442,062
Transfers into Level 3	—	—	—	3,286,672	—	3,286,672
Transfers out of Level 3	(770,179)	—	(505,206)	(396,556)	(12,553,734)	(14,225,675)
Balance as of June 30, 2015	—	5,937,979	59,832,218	11,641,668	45,737,943	123,149,808

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2015 was $(506,741), which is comprised of Residential Mortgage-Backed Securities — Agency of $(3,840), Residential Mortgage-Backed Securities — Non-Agency of $(382,717), Commercial Mortgage-Backed Securities — Non-Agency of $6,553 and Asset-Backed Securities — Non-Agency of $(126,737).

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.

Other asset backed securities classified as Level 3 securities are valued using the income approach. To determine fair value for these securities, management considered various factors including, but not limited to, the distressed nature of the security, estimates of future cash flows, and the discount rates observed in the market for similar assets. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — Jennison Mid Cap Growth Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.0%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 19.8%
Auto Components 1.3%
Delphi Automotive PLC	38,611	3,285,410
Hotels, Restaurants & Leisure 3.5%
Chipotle Mexican Grill, Inc.(a)	1,674	1,012,753
Hilton Worldwide Holdings, Inc.(a)	120,276	3,313,604
Norwegian Cruise Line Holdings Ltd.(a)	39,158	2,194,415
Starwood Hotels & Resorts Worldwide, Inc.	27,181	2,204,107
Total		8,724,879
Internet & Catalog Retail 0.4%
Vipshop Holdings Ltd., ADR(a)	49,638	1,104,445
Media 0.7%
AMC Networks, Inc., Class A(a)	21,659	1,772,789
Multiline Retail 3.9%
Burlington Stores, Inc.(a)	41,556	2,127,667
Dollar General Corp.	32,798	2,549,717
Dollar Tree, Inc.(a)	64,496	5,094,539
Total		9,771,923
Specialty Retail 7.9%
GNC Holdings, Inc., Class A	66,391	2,953,072
L Brands, Inc.	27,351	2,344,801
O'Reilly Automotive, Inc.(a)	15,577	3,520,090
Ross Stores, Inc.	75,890	3,689,013
Signet Jewelers Ltd.	25,778	3,305,771
Ulta Salon Cosmetics & Fragrance, Inc.(a)	25,570	3,949,286
Total		19,762,033
Textiles, Apparel & Luxury Goods 2.1%
Kate Spade & Co.(a)	70,935	1,527,940
PVH Corp.	19,289	2,222,093
Under Armour, Inc., Class A(a)	19,248	1,606,053
Total		5,356,086
Total Consumer Discretionary		49,777,565
CONSUMER STAPLES 6.8%
Beverages 1.8%
Constellation Brands, Inc., Class A	24,418	2,832,977
Monster Beverage Corp.(a)	12,163	1,630,085
Total		4,463,062

Common Stocks (continued)

Issuer	Shares	Value ($)
Food & Staples Retailing 0.5%
Sprouts Farmers Market, Inc.(a)	50,469	1,361,654
Food Products 3.5%
Hain Celestial Group, Inc. (The)(a)	68,662	4,522,079
JM Smucker Co. (The)	18,643	2,021,088
Mead Johnson Nutrition Co.	23,865	2,153,100
Total		8,696,267
Household Products 1.0%
Church & Dwight Co., Inc.	30,900	2,506,917
Total Consumer Staples		17,027,900
ENERGY 2.4%
Oil, Gas & Consumable Fuels 2.4%
Concho Resources, Inc.(a)	15,420	1,755,721
Noble Energy, Inc.	55,904	2,385,983
Whiting Petroleum Corp.(a)	57,637	1,936,603
Total		6,078,307
Total Energy		6,078,307
FINANCIALS 9.5%
Banks 1.0%
First Republic Bank	40,208	2,534,310
Capital Markets 2.6%
Affiliated Managers Group, Inc.(a)	13,533	2,958,314
Artisan Partners Asset Management, Inc., Class A	27,683	1,286,152
TD Ameritrade Holding Corp.	62,474	2,300,293
Total		6,544,759
Consumer Finance 1.1%
SLM Corp.(a)	279,696	2,760,600
Insurance 0.4%
WR Berkley Corp.	19,612	1,018,451
Real Estate Investment Trusts (REITs) 3.2%
Crown Castle International Corp.	56,508	4,537,592
MFA Financial, Inc.	198,990	1,470,536
Starwood Property Trust, Inc.	96,884	2,089,788
Total		8,097,916
Real Estate Management & Development 1.2%
CBRE Group, Inc., Class A(a)	76,393	2,826,541
Total Financials		23,782,577

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
HEALTH CARE 15.6%
Biotechnology 2.9%
BioMarin Pharmaceutical, Inc.(a)	22,327	3,053,887
Incyte Corp.(a)	25,924	2,701,540
Vertex Pharmaceuticals, Inc.(a)	12,110	1,495,343
Total		7,250,770
Health Care Equipment & Supplies 2.5%
Align Technology, Inc.(a)	41,457	2,599,768
Cooper Companies, Inc. (The)	14,489	2,578,607
DexCom, Inc.(a)	13,670	1,093,327
Total		6,271,702
Health Care Providers & Services 6.6%
Centene Corp.(a)	41,070	3,302,028
Envision Healthcare Holdings, Inc.(a)	79,185	3,126,224
Henry Schein, Inc.(a)	30,283	4,303,820
Laboratory Corp. of America Holdings(a)	18,569	2,250,934
Universal Health Services, Inc., Class B	25,407	3,610,335
Total		16,593,341
Life Sciences Tools & Services 0.6%
Illumina, Inc.(a)	7,108	1,552,103
Pharmaceuticals 3.0%
Endo International PLC(a)	43,260	3,445,659
Jazz Pharmaceuticals PLC(a)	11,396	2,006,493
Mylan NV(a)	19,043	1,292,258
Pacira Pharmaceuticals, Inc.(a)	10,040	710,029
Total		7,454,439
Total Health Care		39,122,355
INDUSTRIALS 14.3%
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc.	32,514	1,499,058
Airlines 1.9%
Spirit Airlines, Inc.(a)	51,449	3,194,983
United Continental Holdings, Inc.(a)	31,835	1,687,573
Total		4,882,556
Commercial Services & Supplies 2.2%
Copart, Inc.(a)	53,291	1,890,765
Stericycle, Inc.(a)	27,788	3,721,091
Total		5,611,856

Common Stocks (continued)

Issuer	Shares	Value ($)
Construction & Engineering 1.2%
Quanta Services, Inc.(a)	108,998	3,141,322
Electrical Equipment 1.3%
AMETEK, Inc.	59,421	3,255,082
Industrial Conglomerates 2.0%
Roper Technologies, Inc.	28,773	4,962,192
Machinery 1.1%
Flowserve Corp.	51,969	2,736,688
Professional Services 1.9%
IHS, Inc., Class A(a)	29,753	3,827,128
Towers Watson & Co.	8,103	1,019,358
Total		4,846,486
Road & Rail 1.0%
Kansas City Southern	18,518	1,688,842
Old Dominion Freight Line, Inc.(a)	11,118	762,750
Total		2,451,592
Trading Companies & Distributors 1.1%
WESCO International, Inc.(a)	39,561	2,715,467
Total Industrials		36,102,299
INFORMATION TECHNOLOGY 21.5%
Communications Equipment 1.0%
F5 Networks, Inc.(a)	20,344	2,448,400
Electronic Equipment, Instruments & Components 1.8%
Amphenol Corp., Class A	75,060	4,351,228
Fitbit, Inc., Class A(a)	4,438	169,665
Total		4,520,893
Internet Software & Services 1.7%
LinkedIn Corp., Class A(a)	13,936	2,879,596
Twitter, Inc.(a)	40,156	1,454,450
Total		4,334,046
IT Services 3.8%
FleetCor Technologies, Inc.(a)	13,210	2,061,553
Global Payments, Inc.	20,084	2,077,690
Vantiv, Inc., Class A(a)	138,029	5,271,327
Total		9,410,570
Semiconductors & Semiconductor Equipment 3.6%
Analog Devices, Inc.	46,394	2,977,799
Applied Materials, Inc.	89,837	1,726,667

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
NXP Semiconductors NV(a)	27,595	2,709,829
Xilinx, Inc.	39,451	1,742,156
Total		9,156,451
Software 9.6%
Check Point Software Technologies Ltd.(a)	38,268	3,044,219
Electronic Arts, Inc.(a)	79,713	5,300,915
Intuit, Inc.	41,025	4,134,089
Red Hat, Inc.(a)	64,387	4,888,905
ServiceNow, Inc.(a)	38,404	2,853,801
Splunk, Inc.(a)	37,566	2,615,345
Ultimate Software Group, Inc. (The)(a)	8,514	1,399,191
Total		24,236,465
Total Information Technology		54,106,825
MATERIALS 3.5%
Chemicals 2.8%
Airgas, Inc.	19,218	2,032,880
Axalta Coating Systems Ltd.(a)	67,551	2,234,587
FMC Corp.	54,313	2,854,148
Total		7,121,615
Metals & Mining 0.7%
Reliance Steel & Aluminum Co.	28,024	1,694,892
Total Materials		8,816,507
Common Stocks (continued)

Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES 2.7%
Wireless Telecommunication Services 2.7%
SBA Communications Corp., Class A(a)	60,006	6,898,890
Total Telecommunication Services		6,898,890
UTILITIES 0.9%
Independent Power and Renewable Electricity Producers 0.9%
Abengoa Yield PLC	60,784	1,903,755
Abengoa Yield PLC(b)	17,304	460,667
Total		2,364,422
Total Utilities		2,364,422
Total Common Stocks (Cost: $198,747,387)		244,077,647

Money Market Funds 2.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(c)(d)	6,009,740	6,009,740
Total Money Market Funds (Cost: $6,009,740)		6,009,740
Total Investments (Cost: $204,757,127)		250,087,387
Other Assets & Liabilities, Net		1,587,956
Net Assets		251,675,343

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2015, the value of these securities amounted to $460,667, which represents 0.18% of net assets.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,836,022	84,376,409	(87,202,691)	6,009,740	5,197	6,009,740

Abbreviation Legend

ADR  American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

June 30, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	49,777,565	—	—	49,777,565
Consumer Staples	17,027,900	—	—	17,027,900
Energy	6,078,307	—	—	6,078,307
Financials	23,782,577	—	—	23,782,577
Health Care	39,122,355	—	—	39,122,355
Industrials	36,102,299	—	—	36,102,299
Information Technology	54,106,825	—	—	54,106,825
Materials	8,816,507	—	—	8,816,507
Telecommunication Services	6,898,890	—	—	6,898,890
Utilities	1,903,755	—	460,667	2,364,422
Total Common Stocks	243,616,980	—	460,667	244,077,647
Money Market Funds	6,009,740	—	—	6,009,740
Total Investments	249,626,720	—	460,667	250,087,387

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the subscription price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — Loomis Sayles Growth Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 10.1%
Hotels, Restaurants & Leisure 2.5%
Yum! Brands, Inc.	597,609	53,832,619
Internet & Catalog Retail 6.2%
Amazon.com, Inc.(a)	305,681	132,693,065
Specialty Retail 1.4%
Lowe's Companies, Inc.	467,412	31,302,582
Total Consumer Discretionary		217,828,266
CONSUMER STAPLES 17.0%
Beverages 10.3%
Coca-Cola Co. (The)	1,665,173	65,324,737
Monster Beverage Corp.(a)	716,568	96,034,443
SABMiller PLC, ADR	1,135,539	59,309,202
Total		220,668,382
Food Products 3.7%
Danone SA, ADR	6,236,458	80,762,131
Household Products 3.0%
Procter & Gamble Co. (The)	820,550	64,199,832
Total Consumer Staples		365,630,345
ENERGY 2.8%
Energy Equipment & Services 2.8%
Schlumberger Ltd.	701,297	60,444,788
Total Energy		60,444,788
FINANCIALS 5.2%
Capital Markets 4.0%
Greenhill & Co., Inc.	210,955	8,718,770
SEI Investments Co.	1,554,954	76,239,395
Total		84,958,165
Consumer Finance 1.2%
American Express Co.	342,530	26,621,431
Total Financials		111,579,596
HEALTH CARE 15.2%
Biotechnology 2.4%
Amgen, Inc.	330,812	50,786,258
Health Care Equipment & Supplies 4.3%
Varian Medical Systems, Inc.(a)	660,377	55,689,592

Common Stocks (continued)

Issuer	Shares	Value ($)
Zimmer Biomet Holdings, Inc.	325,782	35,585,168
Total		91,274,760
Pharmaceuticals 8.5%
Merck & Co., Inc.	573,742	32,663,132
Novartis AG, ADR	711,637	69,982,383
Novo Nordisk A/S, ADR	1,478,547	80,965,234
Total		183,610,749
Total Health Care		325,671,767
INDUSTRIALS 6.0%
Air Freight & Logistics 6.0%
Expeditors International of Washington, Inc.	1,459,085	67,271,114
United Parcel Service, Inc., Class B	622,835	60,358,940
Total		127,630,054
Total Industrials		127,630,054
INFORMATION TECHNOLOGY 43.2%
Communications Equipment 8.9%
Cisco Systems, Inc.	4,180,421	114,794,361
QUALCOMM, Inc.	1,216,346	76,179,750
Total		190,974,111
Internet Software & Services 13.5%
Alibaba Group Holding Ltd., ADR(a)	810,001	66,638,782
Facebook, Inc., Class A(a)	1,448,728	124,250,157
Google, Inc., Class A(a)	94,585	51,079,683
Google, Inc., Class C(a)	94,837	49,363,607
Total		291,332,229
IT Services 5.8%
Automatic Data Processing, Inc.	238,063	19,099,794
Visa, Inc., Class A	1,560,957	104,818,263
Total		123,918,057
Semiconductors & Semiconductor Equipment 3.3%
Altera Corp.	137,084	7,018,701
Analog Devices, Inc.	163,938	10,522,361
ARM Holdings PLC, ADR	1,068,675	52,653,617
Total		70,194,679
Software 11.7%
Autodesk, Inc.(a)	1,028,247	51,489,469
Factset Research Systems, Inc.	314,436	51,098,994

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Loomis Sayles Growth Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Microsoft Corp.	1,110,505	49,028,796
Oracle Corp.	2,494,341	100,521,942
Total		252,139,201
Total Information Technology		928,558,277
Total Common Stocks (Cost: $1,974,264,220)		2,137,343,093

Money Market Funds 0.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	13,357,319	13,357,319
Total Money Market Funds (Cost: $13,357,319)		13,357,319
Total Investments (Cost: $1,987,621,539)		2,150,700,412
Other Assets & Liabilities, Net		(1,538,236)
Net Assets		2,149,162,176

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,356,168	57,925,439	(62,924,288)	13,357,319	12,485	13,357,319

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Loomis Sayles Growth Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	217,828,266	—	—	217,828,266
Consumer Staples	365,630,345	—	—	365,630,345
Energy	60,444,788	—	—	60,444,788
Financials	111,579,596	—	—	111,579,596
Health Care	325,671,767	—	—	325,671,767
Industrials	127,630,054	—	—	127,630,054
Information Technology	928,558,277	—	—	928,558,277
Total Common Stocks	2,137,343,093	—	—	2,137,343,093
Money Market Funds	13,357,319	—	—	13,357,319
Total Investments	2,150,700,412	—	—	2,150,700,412

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — MFS Value Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.9%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 10.1%
Auto Components 1.8%
Delphi Automotive PLC	201,090	17,110,748
Johnson Controls, Inc.	405,884	20,103,435
Total		37,214,183
Hotels, Restaurants & Leisure 0.7%
McDonald's Corp.	151,401	14,393,693
Household Durables 0.2%
Newell Rubbermaid, Inc.	107,590	4,423,025
Leisure Products 0.6%
Hasbro, Inc.	163,102	12,198,398
Media 4.4%
Comcast Corp.	418,047	25,057,737
Omnicom Group, Inc.	310,255	21,559,620
Time Warner, Inc.	205,416	17,955,413
Time, Inc.	22,176	510,270
Viacom, Inc., Class B	181,305	11,719,555
Walt Disney Co. (The)	125,110	14,280,055
Total		91,082,650
Multiline Retail 1.8%
Kohl's Corp.	54,185	3,392,523
Target Corp.	408,497	33,345,610
Total		36,738,133
Specialty Retail 0.6%
Advance Auto Parts, Inc.	41,949	6,682,056
Bed Bath & Beyond, Inc.(a)	72,365	4,991,738
Total		11,673,794
Total Consumer Discretionary		207,723,876
CONSUMER STAPLES 12.3%
Beverages 1.3%
Diageo PLC	956,011	27,654,253
Food & Staples Retailing 2.0%
CVS Health Corp.	391,694	41,080,867
Food Products 4.2%
Archer-Daniels-Midland Co.	87,550	4,221,661
Danone SA	219,941	14,219,213
General Mills, Inc.	562,653	31,351,025
Kellogg Co.	87,368	5,477,974

Common Stocks (continued)

Issuer	Shares	Value ($)
Nestlé SA, Registered Shares	439,751	31,748,428
Total		87,018,301
Household Products 0.5%
Procter & Gamble Co. (The)	123,541	9,665,848
Tobacco 4.3%
Altria Group, Inc.	220,240	10,771,938
Imperial Tobacco Group PLC	94,568	4,557,254
Philip Morris International, Inc.	783,384	62,803,895
Reynolds American, Inc.	124,945	9,328,394
Total		87,461,481
Total Consumer Staples		252,880,750
ENERGY 5.2%
Energy Equipment & Services 0.7%
Baker Hughes, Inc.	30,634	1,890,118
Schlumberger Ltd.	154,189	13,289,550
Total		15,179,668
Oil, Gas & Consumable Fuels 4.5%
Chevron Corp.	268,503	25,902,484
EOG Resources, Inc.	105,613	9,246,418
Exxon Mobil Corp.	424,603	35,326,970
Occidental Petroleum Corp.	273,491	21,269,395
Total		91,745,267
Total Energy		106,924,935
FINANCIALS 27.1%
Banks 11.2%
Citigroup, Inc.	136,200	7,523,688
JPMorgan Chase & Co.	1,439,805	97,561,187
PNC Financial Services Group, Inc. (The)	180,730	17,286,825
U.S. Bancorp	891,971	38,711,541
Wells Fargo & Co.	1,241,477	69,820,666
Total		230,903,907
Capital Markets 6.4%
Bank of New York Mellon Corp. (The)	623,931	26,186,384
BlackRock, Inc.	56,312	19,482,826
Franklin Resources, Inc.	503,885	24,705,481
Goldman Sachs Group, Inc. (The)	206,316	43,076,718
State Street Corp.	249,461	19,208,497
Total		132,659,906

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — MFS Value Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Finance 0.8%
American Express Co.	210,767	16,380,811
Diversified Financial Services 1.1%
McGraw Hill Financial, Inc.	60,297	6,056,834
NASDAQ OMX Group, Inc. (The)	320,007	15,619,542
Total		21,676,376
Insurance 7.6%
ACE Ltd.	201,418	20,480,182
Aon PLC	251,198	25,039,417
Chubb Corp. (The)	153,392	14,593,715
MetLife, Inc.	704,444	39,441,819
Prudential Financial, Inc.	230,705	20,191,302
Travelers Companies, Inc. (The)	378,309	36,567,348
Total		156,313,783
Total Financials		557,934,783
HEALTH CARE 14.2%
Health Care Equipment & Supplies 4.0%
Abbott Laboratories	555,731	27,275,277
Medtronic PLC	524,597	38,872,638
St. Jude Medical, Inc.	214,579	15,679,288
Total		81,827,203
Health Care Providers & Services 1.1%
Express Scripts Holding Co.(a)	256,368	22,801,370
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	174,733	22,673,354
Pharmaceuticals 8.0%
Johnson & Johnson	684,303	66,692,171
Merck & Co., Inc.	481,917	27,435,535
Novartis AG, Registered Shares	70,217	6,920,687
Pfizer, Inc.	1,744,459	58,491,710
Roche Holding AG, Genusschein Shares	20,142	5,644,370
Total		165,184,473
Total Health Care		292,486,400
INDUSTRIALS 16.6%
Aerospace & Defense 6.9%
Honeywell International, Inc.	438,290	44,692,431
Lockheed Martin Corp.	207,692	38,609,943
Northrop Grumman Corp.	111,821	17,738,165

Common Stocks (continued)

Issuer	Shares	Value ($)
United Technologies Corp.	368,558	40,884,139
Total		141,924,678
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	279,526	27,088,865
Commercial Services & Supplies 1.3%
Tyco International PLC	665,010	25,589,585
Electrical Equipment 0.8%
Eaton Corp. PLC	254,332	17,164,867
Industrial Conglomerates 3.2%
3M Co.	256,658	39,602,329
Danaher Corp.	308,125	26,372,419
Total		65,974,748
Machinery 2.0%
Deere & Co.	67,768	6,576,884
Illinois Tool Works, Inc.	151,022	13,862,309
Pentair PLC	160,646	11,044,413
Stanley Black & Decker, Inc.	98,813	10,399,080
Total		41,882,686
Professional Services 0.3%
Equifax, Inc.	51,440	4,994,309
Road & Rail 0.8%
Canadian National Railway Co.	179,296	10,354,344
Union Pacific Corp.	71,456	6,814,759
Total		17,169,103
Total Industrials		341,788,841
INFORMATION TECHNOLOGY 7.6%
IT Services 5.4%
Accenture PLC, Class A	552,864	53,506,178
Fidelity National Information Services, Inc.	198,559	12,270,946
Fiserv, Inc.(a)	199,499	16,524,502
International Business Machines Corp.	174,184	28,332,770
Total		110,634,396
Semiconductors & Semiconductor Equipment 1.3%
NVIDIA Corp.	100,616	2,023,387
Texas Instruments, Inc.	481,031	24,777,907
Total		26,801,294
Software 0.9%
Oracle Corp.	467,803	18,852,461
Total Information Technology		156,288,151

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — MFS Value Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
MATERIALS 2.6%
Chemicals 2.1%
EI du Pont de Nemours & Co.	98,001	6,267,164
Monsanto Co.	16,475	1,756,070
PPG Industries, Inc.	315,497	36,193,816
Total		44,217,050
Containers & Packaging 0.5%
Crown Holdings, Inc.(a)	201,395	10,655,809
Total Materials		54,872,859
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	166,175	5,902,536
Verizon Communications, Inc.	729,279	33,991,694
Total		39,894,230
Wireless Telecommunication Services 0.6%
Vodafone Group PLC	3,337,146	12,052,163
Total Telecommunication Services		51,946,393
UTILITIES 0.7%
Electric Utilities 0.7%
Duke Energy Corp.	209,948	14,826,528
Total Utilities		14,826,528
Total Common Stocks (Cost: $1,432,485,239)		2,037,673,516

Convertible Preferred Stocks 0.1%

Issuer	Shares	Value ($)
INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	31,315	1,794,350
Total Industrials		1,794,350
Total Convertible Preferred Stocks (Cost: $1,570,815)		1,794,350

Money Market Funds 1.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	23,325,345	23,325,345
Total Money Market Funds (Cost: $23,325,345)		23,325,345
Total Investments (Cost: $1,457,381,399)		2,062,793,211
Other Assets & Liabilities, Net		(1,474,978)
Net Assets		2,061,318,233

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	34,176,977	97,468,423	(108,320,055)	23,325,345	18,985	23,325,345

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — MFS Value Fund

June 30, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — MFS Value Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	207,723,876	—	—	207,723,876
Consumer Staples	174,701,602	78,179,148	—	252,880,750
Energy	106,924,935	—	—	106,924,935
Financials	557,934,783	—	—	557,934,783
Health Care	279,921,343	12,565,057	—	292,486,400
Industrials	341,788,841	—	—	341,788,841
Information Technology	156,288,151	—	—	156,288,151
Materials	54,872,859	—	—	54,872,859
Telecommunication Services	39,894,230	12,052,163	—	51,946,393
Utilities	14,826,528	—	—	14,826,528
Total Common Stocks	1,934,877,148	102,796,368	—	2,037,673,516
Convertible Preferred Stocks
Industrials	1,794,350	—	—	1,794,350
Money Market Funds	23,325,345	—	—	23,325,345
Total Investments	1,959,996,843	102,796,368	—	2,062,793,211

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — Morgan Stanley Global Real Estate Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.5%

Issuer	Shares	Value ($)
AUSTRALIA 5.3%
Dexus Property Group	105,558	593,976
Federation Centres	212,616	478,409
Goodman Group	305,470	1,475,323
GPT Group (The)	317,441	1,046,495
GPT Metro Office Fund	193,277	305,702
Investa Office Fund	76,541	224,220
Mirvac Group	522,491	744,383
Scentre Group	946,363	2,733,765
Stockland	342,273	1,080,804
Westfield Corp.	359,788	2,527,055
Total		11,210,132
AUSTRIA —%
BUWOG-Bauen und Wohnen Gesellschaft mbH	5,084	98,791
BRAZIL 0.5%
BR Malls Participacoes SA	44,060	208,318
BR Properties SA	81,810	276,287
Iguatemi Empresa de Shopping Centers SA	59,909	479,604
Total		964,209
CANADA 2.2%
Amarillo Gold Corp.(a)	29,064	290,175
Boardwalk Real Estate Investment Trust	14,890	675,117
Brookfield Office Properties(a)	27,453	594,119
Calloway Real Estate Investment Trust(a)	14,323	331,642
Canadian Roxana Resources(a)	6,659	147,148
Extendicare, Inc.	21,980	133,218
First Capital Realty, Inc.	32,040	458,667
RioCan Real Estate Investment Trust	92,662	1,986,038
Total		4,616,124
CHINA —%
Dalian Wanda Commercial Properties Co., Ltd., Class H	3,900	31,370
FINLAND 0.5%
Citycon OYJ	214,586	536,356
Sponda OYJ	115,379	425,766
Total		962,122

Common Stocks (continued)

Issuer	Shares	Value ($)
FRANCE 2.8%
Fonciere Des Regions	2,441	207,421
Gecina SA	5,081	626,216
ICADE	9,258	661,181
Klepierre	19,771	869,655
Mercialys SA	1,448	32,310
Unibail-Rodamco SE	13,800	3,487,763
Total		5,884,546
GERMANY 1.4%
Deutsche Annington Immobilien SE	43,916	1,238,682
Deutsche Euroshop AG	5,574	244,776
Deutsche Wohnen AG	35,147	805,419
DO Deutsche Office AG	26,321	125,005
LEG Immobilien AG	6,239	433,470
Total		2,847,352
HONG KONG 11.4%
Champion REIT	223,000	122,554
China Resources Land Ltd.	10,000	32,445
Hang Lung Properties Ltd.	155,000	460,648
Henderson Land Development Co., Ltd.	133,470	912,390
Hongkong Land Holdings Ltd.	603,900	4,951,980
Hysan Development Co., Ltd.	458,500	1,985,525
Kerry Properties Ltd.	129,000	505,656
Link REIT (The)	428,888	2,509,826
New World Development Co., Ltd.	967,023	1,263,558
Sino Land Co., Ltd.	221,250	369,292
Sun Hung Kai Properties Ltd.	441,719	7,148,242
Swire Properties Ltd.	478,700	1,526,809
Wharf Holdings Ltd. (The)	313,466	2,083,152
Total		23,872,077
IRELAND 0.2%
Green REIT, PLC	91,910	150,215
Hibernia REIT, PLC	250,577	351,988
Total		502,203
ITALY 0.1%
Beni Stabili SpA SIIQ	336,478	249,831

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
JAPAN 10.9%
Activia Properties, Inc.	67	567,385
Advance Residence Investment Corp.	127	311,024
Daibiru Corp.	5,700	52,681
Daiwa Office Investment Corp.	51	244,043
Frontier Real Estate Investment Corp.	15	67,118
GLP J-REIT	500	477,374
Hulic Co., Ltd.	20,000	177,243
Hulic REIT, Inc.	21	29,909
Japan Real Estate Investment Corp.	250	1,134,569
Japan Retail Fund Investment Corp.	240	479,925
Kenedix Office Investment Corp.	16	80,141
Mitsubishi Estate Co., Ltd.	279,000	6,009,128
Mitsui Fudosan Co., Ltd.	214,000	5,988,342
Mori Hills REIT Investment Corp.	418	540,378
Nippon Building Fund, Inc.	258	1,129,144
Nippon Prologis REIT, Inc.	276	507,879
NTT Urban Development Corp.	12,000	119,194
ORIX JREIT, Inc.	270	388,886
Premier Investment Corp.	12	66,080
Sumitomo Realty & Development Co., Ltd.	90,000	3,154,224
Tokyo Tatemono Co., Ltd.	41,000	569,066
Tokyu REIT, Inc.	52	64,189
United Urban Investment Corp.	538	759,751
Total		22,917,673
NETHERLANDS 0.6%
Eurocommercial Properties NV	17,858	744,696
Wereldhave NV	7,365	418,179
Total		1,162,875
NORWAY 0.3%
Entra ASA(b)	55,542	517,134
Norwegian Property ASA(a)	89,983	111,325
Total		628,459
SINGAPORE 1.9%
Ascendas Real Estate Investment Trust	194,800	355,652
CapitaLand Commercial Trust	55,300	64,003
CapitaLand Ltd.	526,900	1,368,235
CapitaLand Mall Trust	200,500	319,814

Common Stocks (continued)

Issuer	Shares	Value ($)
Global Logistic Properties Ltd.	688,000	1,291,562
SPH REIT	177,000	137,331
UOL Group Ltd.	108,708	557,974
Total		4,094,571
SWEDEN 0.9%
Atrium Ljungberg AB, Class B	24,433	319,786
Castellum AB	12,888	181,119
Fabege AB	23,213	316,699
Hufvudstaden AB	81,863	996,397
Total		1,814,001
SWITZERLAND 0.8%
Mobimo Holding AG	410	83,539
PSP Swiss Property AG	17,719	1,516,145
Swiss Prime Site AG	1,846	140,087
Total		1,739,771
UNITED KINGDOM 7.6%
Atrium European Real Estate Ltd.	48,814	224,810
British Land Co. PLC (The)	234,721	2,926,470
Capital & Counties Properties PLC	65,116	445,268
Capital & Regional PLC	596,826	539,214
Derwent London PLC	22,386	1,196,620
Grainger PLC	51,693	185,756
Great Portland Estates PLC	99,460	1,212,706
Hammerson PLC	144,006	1,392,688
Helical Bar PLC	25	159
Intu Properties PLC	153,249	740,678
Land Securities Group PLC	174,823	3,307,275
LXB Retail Properties PLC	421,416	582,692
Quintain Estates & Development PLC(a)	322,989	537,946
Safestore Holdings PLC	35,127	156,059
Segro PLC	116,577	743,310
Shaftesbury PLC	23,949	326,627
St. Modwen Properties PLC	37,078	263,854
Unite Group PLC (The)	52,677	473,023
Urban & Civic PLC	124,273	493,042
Workspace Group PLC	8,123	114,806
Total		15,863,003

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
UNITED STATES 51.1%
Acadia Realty Trust	18,910	550,470
Alexandria Real Estate Equities, Inc.	7,816	683,587
AvalonBay Communities, Inc.	39,989	6,393,042
BioMed Realty Trust, Inc.	33,479	647,484
Boston Properties, Inc.	44,635	5,402,620
Camden Property Trust	50,774	3,771,493
Chesapeake Lodging Trust	41,317	1,259,342
Corporate Office Properties Trust	16,240	382,290
Cousins Properties, Inc.	97,998	1,017,219
CubeSmart	6,580	152,393
DCT Industrial Trust, Inc.	2,229	70,080
DDR Corp.	7,690	118,887
Douglas Emmett, Inc.	65,430	1,762,684
Duke Realty Corp.	57,555	1,068,796
Equity LifeStyle Properties, Inc.	30,806	1,619,780
Equity One, Inc.	10,259	239,445
Equity Residential	127,189	8,924,852
Essex Property Trust, Inc.	4,649	987,913
Federal Realty Investment Trust	1,741	223,005
Forest City Enterprises, Inc., Class A(a)	25,232	557,627
General Growth Properties, Inc.	154,132	3,955,027
HCP, Inc.	11,536	420,718
Health Care REIT, Inc.	22,850	1,499,646
Healthcare Realty Trust, Inc.	15,859	368,880
Hilton Worldwide Holdings, Inc.(a)	58,503	1,611,758
Host Hotels & Resorts, Inc.	338,324	6,708,965
Hudson Pacific Properties, Inc.	41,920	1,189,270
Kimco Realty Corp.	113,906	2,567,441
LaSalle Hotel Properties	14,581	517,042
Lexington Realty Trust	9,083	77,024
Liberty Property Trust	41,300	1,330,686
Macerich Co. (The)	17,852	1,331,759
Mack-Cali Realty Corp.	68,109	1,255,249
Mid-America Apartment Communities, Inc.	17,319	1,260,996
National Retail Properties, Inc.	39,366	1,378,204
Paramount Group, Inc.	28,720	492,835
ProLogis, Inc.	63,374	2,351,175

Common Stocks (continued)

Issuer	Shares	Value ($)
Public Storage	30,545	5,631,582
Realty Income Corp.	5,702	253,112
Regency Centers Corp.	57,593	3,396,835
Rexford Industrial Realty, Inc.	13,893	202,560
Senior Housing Properties Trust	75,164	1,319,128
Simon Property Group, Inc.	76,819	13,291,223
Sovran Self Storage, Inc.	1,097	95,340
Starwood Hotels & Resorts Worldwide, Inc.	40,377	3,274,171
STORE Capital Corp.	58,515	1,176,152
Tanger Factory Outlet Centers, Inc.	71,106	2,254,060
Urban Edge Properties	21,732	451,808
Ventas, Inc.	48,948	3,039,181
Vornado Realty Trust	77,103	7,319,388
WP Glimcher, Inc.	85,520	1,157,086
Total		107,011,310
Total Common Stocks (Cost: $182,689,029)		206,470,420

Rights —%

FINLAND —%
CityCon OYJ Rights(a)	189,329	20,791
Total Rights (Cost: $—)		20,791

Money Market Funds 1.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(c)(d)	2,216,129	2,216,129
Total Money Market Funds (Cost: $2,216,129)		2,216,129
Total Investments (Cost: $184,905,158)		208,707,340
Other Assets & Liabilities, Net		815,727
Net Assets		209,523,067

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $517,134 or 0.25% of net assets.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,844,001	15,749,346	(15,377,218)	2,216,129	1,355	2,216,129

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	11,210,132	—	11,210,132
Austria	—	98,791	—	98,791
Brazil	964,209	—	—	964,209
Canada	4,616,124	—	—	4,616,124
China	—	31,370	—	31,370
Finland	—	962,122	—	962,122
France	—	5,884,546	—	5,884,546
Germany	—	2,847,352	—	2,847,352
Hong Kong	—	23,872,077	—	23,872,077
Ireland	—	502,203	—	502,203
Italy	—	249,831	—	249,831
Japan	—	22,917,673	—	22,917,673
Netherlands	—	1,162,875	—	1,162,875
Norway	—	628,459	—	628,459
Singapore	—	4,094,571	—	4,094,571
Sweden	—	1,814,001	—	1,814,001
Switzerland	—	1,739,771	—	1,739,771
United Kingdom	—	15,863,003	—	15,863,003
United States	107,011,310	—	—	107,011,310
Total Common Stocks	112,591,643	93,878,777	—	206,470,420
Rights
Finland	—	20,791	—	20,791
Money Market Funds	2,216,129	—	—	2,216,129
Total Investments	114,807,772	93,899,568	—	208,707,340

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — NFJ Dividend Value Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 8.3%
Automobiles 4.3%
Ford Motor Co.	5,892,500	88,446,425
Leisure Products 2.2%
Mattel, Inc.	1,752,300	45,016,587
Multiline Retail 1.8%
Macy's, Inc.	554,000	37,378,380
Total Consumer Discretionary		170,841,392
CONSUMER STAPLES 2.1%
Food & Staples Retailing 2.1%
Wal-Mart Stores, Inc.	595,400	42,231,722
Total Consumer Staples		42,231,722
ENERGY 14.8%
Oil, Gas & Consumable Fuels 14.8%
Chevron Corp.	420,200	40,536,694
Royal Dutch Shell PLC, ADR, Class A	1,466,800	83,622,268
Sasol Ltd., ADR	1,237,700	45,869,162
Total SA, ADR	1,672,700	82,246,659
Valero Energy Corp.	798,300	49,973,580
Total		302,248,363
Total Energy		302,248,363
FINANCIALS 27.9%
Banks 14.2%
Citigroup, Inc.	783,300	43,269,492
Fifth Third Bancorp	2,007,900	41,804,478
JPMorgan Chase & Co.	1,230,800	83,399,008
PNC Financial Services Group, Inc. (The)	422,400	40,402,560
Wells Fargo & Co.	1,449,000	81,491,760
Total		290,367,298
Consumer Finance 3.4%
Capital One Financial Corp.	328,300	28,880,551
Navient Corp.	2,260,090	41,156,239
Total		70,036,790
Insurance 10.3%
Allstate Corp. (The)	586,000	38,013,820
Hartford Financial Services Group, Inc. (The)	1,055,900	43,893,763
MetLife, Inc.	1,463,800	81,958,162

Common Stocks (continued)

Issuer	Shares	Value ($)
Travelers Companies, Inc. (The)	478,600	46,261,476
Total		210,127,221
Total Financials		570,531,309
HEALTH CARE 13.4%
Biotechnology 2.0%
Gilead Sciences, Inc.	345,222	40,418,592
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	519,000	36,293,670
Health Care Providers & Services 1.7%
Anthem, Inc.	213,000	34,961,820
Pharmaceuticals 8.0%
AbbVie, Inc.	629,200	42,275,948
Johnson & Johnson	397,300	38,720,858
Pfizer, Inc.	1,227,900	41,171,487
Teva Pharmaceutical Industries Ltd., ADR	703,900	41,600,490
Total		163,768,783
Total Health Care		275,442,865
INDUSTRIALS 6.0%
Aerospace & Defense 1.4%
Northrop Grumman Corp.	179,300	28,442,359
Electrical Equipment 2.0%
Eaton Corp. PLC	593,700	40,068,813
Industrial Conglomerates 0.4%
General Electric Co.	269,700	7,165,929
Machinery 2.0%
Cummins, Inc.	315,900	41,442,921
Road & Rail 0.2%
Norfolk Southern Corp.	56,427	4,929,463
Total Industrials		122,049,485
INFORMATION TECHNOLOGY 11.1%
Communications Equipment 1.8%
Cisco Systems, Inc.	1,346,900	36,985,874
IT Services 3.6%
International Business Machines Corp.	248,300	40,388,478
Xerox Corp.	3,189,400	33,935,216
Total		74,323,694

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — NFJ Dividend Value Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.7%
Intel Corp.	1,146,800	34,879,922
Software 4.0%
CA, Inc.	1,359,100	39,808,039
Symantec Corp.	1,764,573	41,026,322
Total		80,834,361
Total Information Technology		227,023,851
MATERIALS 3.9%
Chemicals 1.9%
Celanese Corp., Class A	525,000	37,737,000
Dow Chemical Co. (The)	52,725	2,697,938
Total		40,434,938
Paper & Forest Products 2.0%
International Paper Co.	853,500	40,618,065
Total Materials		81,053,003
TELECOMMUNICATION SERVICES 6.2%
Diversified Telecommunication Services 6.2%
AT&T, Inc.	2,430,100	86,317,152
Verizon Communications, Inc.	893,500	41,646,035
Total		127,963,187
Total Telecommunication Services		127,963,187

Common Stocks (continued)

Issuer	Shares	Value ($)
UTILITIES 3.8%
Electric Utilities 1.9%
American Electric Power Co., Inc.	742,700	39,340,819
Multi-Utilities 1.9%
Public Service Enterprise Group, Inc.	968,100	38,026,968
Total Utilities		77,367,787
Total Common Stocks (Cost: $1,724,066,540)		1,996,752,964

Money Market Funds 2.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(a)(b)	54,350,271	54,350,271
Total Money Market Funds (Cost: $54,350,271)		54,350,271
Total Investments (Cost: $1,778,416,811)		2,051,103,235
Other Assets & Liabilities, Net		(4,357,949)
Net Assets		2,046,745,286

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	73,469,158	290,174,615	(309,293,502)	54,350,271	29,526	54,350,271

Abbreviation Legend

ADR  American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — NFJ Dividend Value Fund

June 30, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — NFJ Dividend Value Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	170,841,392	—	—	170,841,392
Consumer Staples	42,231,722	—	—	42,231,722
Energy	302,248,363	—	—	302,248,363
Financials	570,531,309	—	—	570,531,309
Health Care	275,442,865	—	—	275,442,865
Industrials	122,049,485	—	—	122,049,485
Information Technology	227,023,851	—	—	227,023,851
Materials	81,053,003	—	—	81,053,003
Telecommunication Services	127,963,187	—	—	127,963,187
Utilities	77,367,787	—	—	77,367,787
Total Common Stocks	1,996,752,964	—	—	1,996,752,964
Money Market Funds	54,350,271	—	—	54,350,271
Total Investments	2,051,103,235	—	—	2,051,103,235

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.2%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 21.8%
Automobiles 0.2%
Tesla Motors, Inc.(a)	15,450	4,144,617
Hotels, Restaurants & Leisure 4.3%
Chipotle Mexican Grill, Inc.(a)	25,370	15,348,596
Hilton Worldwide Holdings, Inc.(a)	922,600	25,417,630
Starbucks Corp.	505,000	27,075,575
Total		67,841,801
Internet & Catalog Retail 6.6%
Amazon.com, Inc.(a)	91,100	39,545,599
Ctrip.com International Ltd., ADR(a)	244,400	17,748,328
Netflix, Inc.(a)	19,840	13,033,690
Priceline Group, Inc. (The)(a)	30,025	34,569,884
Total		104,897,501
Media 4.0%
Liberty Global PLC, Class C(a)	302,750	15,328,233
Twenty-First Century Fox, Inc., Class A	461,800	15,029,281
Walt Disney Co. (The)	288,900	32,975,046
Total		63,332,560
Multiline Retail 1.1%
Dollar General Corp.	217,000	16,869,580
Specialty Retail 2.4%
Home Depot, Inc. (The)	198,200	22,025,966
Ulta Salon Cosmetics & Fragrance, Inc.(a)	106,880	16,507,616
Total		38,533,582
Textiles, Apparel & Luxury Goods 3.2%
lululemon athletica, Inc.(a)	116,600	7,613,980
Nike, Inc., Class B	394,900	42,657,098
Total		50,271,078
Total Consumer Discretionary		345,890,719
CONSUMER STAPLES 3.0%
Food & Staples Retailing 3.0%
Costco Wholesale Corp.	121,600	16,423,296
CVS Health Corp.	295,800	31,023,504
Total		47,446,800
Total Consumer Staples		47,446,800

Common Stocks (continued)

Issuer	Shares	Value ($)
ENERGY 0.8%
Energy Equipment & Services 0.8%
Schlumberger Ltd.	144,200	12,428,598
Total Energy		12,428,598
FINANCIALS 5.0%
Banks 1.0%
Wells Fargo & Co.	290,400	16,332,096
Capital Markets 2.2%
BlackRock, Inc.	45,710	15,814,746
Morgan Stanley	477,700	18,529,983
Total		34,344,729
Real Estate Investment Trusts (REITs) 1.8%
American Tower Corp.	297,800	27,781,762
Total Financials		78,458,587
HEALTH CARE 20.3%
Biotechnology 9.2%
Alexion Pharmaceuticals, Inc.(a)	150,280	27,166,116
Biogen, Inc.(a)	66,580	26,894,325
Celgene Corp.(a)	349,180	40,412,347
Gilead Sciences, Inc.	278,200	32,571,656
Vertex Pharmaceuticals, Inc.(a)	156,805	19,362,281
Total		146,406,725
Health Care Equipment & Supplies 2.8%
Boston Scientific Corp.(a)	912,600	16,153,020
DexCom, Inc.(a)	132,335	10,584,153
Medtronic PLC	245,700	18,206,370
Total		44,943,543
Health Care Providers & Services 5.2%
Envision Healthcare Holdings, Inc.(a)	483,600	19,092,528
McKesson Corp.	146,160	32,858,230
UnitedHealth Group, Inc.	244,300	29,804,600
Total		81,755,358
Life Sciences Tools & Services 1.1%
Quintiles Transnational Holdings, Inc.(a)	236,400	17,165,004

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 2.0%
Valeant Pharmaceuticals International, Inc.(a)	97,810	21,728,492
Zoetis, Inc.	200,600	9,672,932
Total		31,401,424
Total Health Care		321,672,054
INDUSTRIALS 5.2%
Aerospace & Defense 1.0%
Honeywell International, Inc.	153,600	15,662,592
Airlines 1.4%
Delta Air Lines, Inc.	522,800	21,476,624
Industrial Conglomerates 1.0%
Danaher Corp.	183,300	15,688,647
Road & Rail 1.8%
Union Pacific Corp.	307,450	29,321,506
Total Industrials		82,149,369
INFORMATION TECHNOLOGY 36.4%
Internet Software & Services 14.2%
Alibaba Group Holding Ltd., ADR(a)	388,950	31,998,916
Baidu, Inc., ADR(a)	121,400	24,168,312
CoStar Group, Inc.(a)	76,710	15,438,655
eBay, Inc.(a)	422,900	25,475,496
Facebook, Inc., Class A(a)	609,000	52,230,885
Google, Inc., Class A(a)	52,915	28,576,217
Google, Inc., Class C(a)	53,526	27,860,818
LinkedIn Corp., Class A(a)	93,095	19,236,220
Total		224,985,519
IT Services 7.3%
Cognizant Technology Solutions Corp., Class A(a)	306,700	18,736,303
MasterCard, Inc., Class A	360,400	33,690,192
Visa, Inc., Class A	933,500	62,684,525
Total		115,111,020
Semiconductors & Semiconductor Equipment 2.7%
ARM Holdings PLC, ADR	355,700	17,525,339
Avago Technologies Ltd.	67,000	8,906,310
Texas Instruments, Inc.	318,900	16,426,539
Total		42,858,188

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 6.9%
Adobe Systems, Inc.(a)	457,300	37,045,873
Mobileye NV(a)	365,600	19,438,952
Salesforce.com, inc.(a)	259,400	18,062,022
ServiceNow, Inc.(a)	172,200	12,796,182
Splunk, Inc.(a)	145,150	10,105,343
Workday, Inc., Class A(a)	145,700	11,130,023
Total		108,578,395
Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	672,790	84,384,685
Total Information Technology		575,917,807
MATERIALS 5.1%
Chemicals 5.1%
Ecolab, Inc.	170,200	19,244,514
LyondellBasell Industries NV, Class A	102,600	10,621,152
Monsanto Co.	151,850	16,185,691
PPG Industries, Inc.	166,400	19,089,408
Sherwin-Williams Co. (The)	57,025	15,683,016
Total		80,823,781
Total Materials		80,823,781
TELECOMMUNICATION SERVICES 1.6%
Wireless Telecommunication Services 1.6%
SBA Communications Corp., Class A(a)	220,000	25,293,400
Total Telecommunication Services		25,293,400
Total Common Stocks (Cost: $1,208,222,698)		1,570,081,115

Money Market Funds 1.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	27,484,793	27,484,793
Total Money Market Funds (Cost: $27,484,793)		27,484,793
Total Investments (Cost: $1,235,707,491)		1,597,565,908
Other Assets & Liabilities, Net		(13,996,389)
Net Assets		1,583,569,519
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,599,846	148,177,005	(136,292,058)	27,484,793	8,690	27,484,793

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	345,890,719	—	—	345,890,719
Consumer Staples	47,446,800	—	—	47,446,800
Energy	12,428,598	—	—	12,428,598
Financials	78,458,587	—	—	78,458,587
Health Care	321,672,054	—	—	321,672,054
Industrials	82,149,369	—	—	82,149,369
Information Technology	575,917,807	—	—	575,917,807
Materials	80,823,781	—	—	80,823,781
Telecommunication Services	25,293,400	—	—	25,293,400
Total Common Stocks	1,570,081,115	—	—	1,570,081,115
Money Market Funds	27,484,793	—	—	27,484,793
Total Investments	1,597,565,908	—	—	1,597,565,908

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.9%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 19.8%
Auto Components 2.3%
Dana Holding Corp.	234,560	4,827,245
Gentherm, Inc.(a)	70,360	3,863,467
Motorcar Parts of America, Inc.(a)	120,085	3,613,358
Tenneco, Inc.(a)	24,809	1,425,029
Total		13,729,099
Diversified Consumer Services 3.0%
Bright Horizons Family Solutions, Inc.(a)	32,565	1,882,257
Grand Canyon Education, Inc.(a)	62,960	2,669,504
LifeLock, Inc.(a)	46,920	769,488
Service Corp. International	418,468	12,315,513
Total		17,636,762
Hotels, Restaurants & Leisure 3.4%
Fiesta Restaurant Group, Inc.(a)	90,537	4,526,850
Fogo De Chao, Inc.(a)	25,360	587,338
Habit Restaurants, Inc. (The), Class A(a)	58,825	1,840,634
Jack in the Box, Inc.	38,660	3,408,266
Krispy Kreme Doughnuts, Inc.(a)	97,990	1,887,288
La Quinta Holdings, Inc.(a)	110,005	2,513,614
Papa John's International, Inc.	18,999	1,436,514
Red Robin Gourmet Burgers, Inc.(a)	30,687	2,633,558
Zoe's Kitchen, Inc.(a)	30,534	1,250,062
Total		20,084,124
Household Durables 1.4%
Tempur Sealy International, Inc.(a)	122,330	8,061,547
Internet & Catalog Retail 0.3%
Shutterfly, Inc.(a)	38,090	1,821,083
Leisure Products 2.1%
Performance Sports Group Ltd.(a)	86,218	1,551,924
Sturm Ruger & Co., Inc.	78,017	4,482,077
Vista Outdoor, Inc.(a)	142,736	6,408,846
Total		12,442,847
Media 0.7%
Cinemark Holdings, Inc.	52,610	2,113,344
IMAX Corp.(a)	50,900	2,049,743
Total		4,163,087
Multiline Retail 0.4%
Burlington Stores, Inc.(a)	48,360	2,476,032

Common Stocks (continued)

Issuer	Shares	Value ($)
Specialty Retail 3.7%
American Eagle Outfitters, Inc.	150,413	2,590,112
Boot Barn Holdings, Inc.(a)	79,276	2,536,832
Cabela's, Inc.(a)	129,200	6,457,416
Caleres, Inc.	98,010	3,114,758
Children's Place, Inc. (The)	37,575	2,457,781
Five Below, Inc.(a)	40,786	1,612,270
Lithia Motors, Inc., Class A	11,700	1,323,972
Zumiez, Inc.(a)	50,824	1,353,443
Total		21,446,584
Textiles, Apparel & Luxury Goods 2.5%
Deckers Outdoor Corp.(a)	72,670	5,230,060
G-III Apparel Group Ltd.(a)	113,960	8,017,086
Tumi Holdings, Inc.(a)	68,277	1,401,044
Total		14,648,190
Total Consumer Discretionary		116,509,355
CONSUMER STAPLES 1.5%
Food & Staples Retailing 1.5%
PriceSmart, Inc.	78,141	7,129,585
United Natural Foods, Inc.(a)	26,120	1,663,321
Total		8,792,906
Total Consumer Staples		8,792,906
ENERGY 4.0%
Energy Equipment & Services 1.9%
Atwood Oceanics, Inc.	198,746	5,254,844
Superior Energy Services, Inc.	274,830	5,782,423
Total		11,037,267
Oil, Gas & Consumable Fuels 2.1%
Bill Barrett Corp.(a)	113,902	978,418
Carrizo Oil & Gas, Inc.(a)	33,150	1,632,306
Diamondback Energy, Inc.(a)	16,470	1,241,509
Matador Resources Co.(a)	41,036	1,025,900
Parsley Energy, Inc., Class A(a)	83,617	1,456,608
PDC Energy, Inc.(a)	27,900	1,496,556
RSP Permian, Inc.(a)	73,565	2,067,912
World Fuel Services Corp.	55,964	2,683,474
Total		12,582,683
Total Energy		23,619,950

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
FINANCIALS 11.6%
Banks 1.1%
Bank of the Ozarks, Inc.	57,214	2,617,541
FCB Financial Holdings, Inc., Class A(a)	65,350	2,078,130
Western Alliance Bancorp(a)	52,240	1,763,622
Total		6,459,293
Capital Markets 2.7%
Eaton Vance Corp.	95,194	3,724,941
Evercore Partners, Inc., Class A	50,764	2,739,226
Financial Engines, Inc.	64,230	2,728,490
Waddell & Reed Financial, Inc., Class A	145,568	6,886,822
Total		16,079,479
Consumer Finance 0.5%
PRA Group, Inc.(a)	45,570	2,839,467
Diversified Financial Services 1.5%
MarkeTaxess Holdings, Inc.	94,981	8,811,387
Insurance 2.0%
MBIA, Inc.(a)	373,959	2,247,494
Montpelier Re Holdings Ltd.	122,247	4,828,756
White Mountains Insurance Group Ltd.	7,034	4,606,848
Total		11,683,098
Real Estate Investment Trusts (REITs) 2.5%
Corrections Corp. of America	197,134	6,521,193
CyrusOne, Inc.	83,284	2,452,714
First Industrial Realty Trust, Inc.	317,446	5,945,763
Total		14,919,670
Real Estate Management & Development 1.2%
Alexander & Baldwin, Inc.	119,205	4,696,677
Tejon Ranch Co.(a)	85,515	2,198,591
Total		6,895,268
Thrifts & Mortgage Finance 0.1%
LendingTree, Inc.(a)	3,600	282,996
Total Financials		67,970,658
HEALTH CARE 21.4%
Biotechnology 3.7%
ACADIA Pharmaceuticals, Inc.(a)	85,582	3,584,174
Aduro Biotech, Inc.(a)	14,161	429,503
Exact Sciences Corp.(a)	76,468	2,274,158
Ligand Pharmaceuticals, Inc.(a)	13,320	1,343,988

Common Stocks (continued)

Issuer	Shares	Value ($)
Neurocrine Biosciences, Inc.(a)	19,900	950,424
PTC Therapeutics, Inc.(a)	58,800	2,830,044
Puma Biotechnology, Inc.(a)	8,860	1,034,405
Radius Health, Inc.(a)	6,640	449,528
Repligen Corp.(a)	68,700	2,835,249
Retrophin, Inc.(a)	34,200	1,133,730
Sage Therapeutics, Inc.(a)	15,400	1,124,200
Spark Therapeutics, Inc.(a)	18,621	1,122,288
Ultragenyx Pharmaceutical, Inc.(a)	26,560	2,719,479
Total		21,831,170
Health Care Equipment & Supplies 5.7%
Align Technology, Inc.(a)	17,540	1,099,933
AtriCure, Inc.(a)	122,773	3,025,127
Cardiovascular Systems, Inc.(a)	112,644	2,979,434
Cynosure Inc., Class A(a)	70,628	2,724,828
DexCom, Inc.(a)	87,945	7,033,841
Endologix, Inc.(a)	173,978	2,668,822
Entellus Medical, Inc.(a)	25,800	667,446
Glaukos Corp.(a)	37,179	1,077,447
Greatbatch, Inc.(a)	41,190	2,220,965
Nevro Corp.(a)	18,156	975,885
NxStage Medical, Inc.(a)	144,707	2,067,139
Spectranetics Corp. (The)(a)	273,356	6,289,922
Tandem Diabetes Care, Inc.(a)	26,059	282,480
Total		33,113,269
Health Care Providers & Services 8.5%
AAC Holdings, Inc.(a)	47,118	2,052,460
Acadia Healthcare Co., Inc.(a)	166,515	13,043,120
Adeptus Health, Inc., Class A(a)	25,433	2,415,881
Diplomat Pharmacy, Inc.(a)	48,515	2,171,046
ExamWorks Group, Inc.(a)	155,860	6,094,126
HealthEquity, Inc.(a)	102,387	3,281,503
IPC Healthcare, Inc.(a)	50,590	2,802,180
Magellan Health, Inc.(a)	26,871	1,882,851
Team Health Holdings, Inc.(a)	76,817	5,018,455
Teladoc, Inc.(a)	12,417	235,923
Tenet Healthcare Corp.(a)	158,997	9,202,746
WellCare Health Plans, Inc.(a)	21,937	1,860,916
Total		50,061,207

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Technology 0.4%
HMS Holdings Corp.(a)	85,782	1,472,877
Medidata Solutions, Inc.(a)	19,740	1,072,277
Total		2,545,154
Life Sciences Tools & Services 0.4%
ICON PLC(a)	23,680	1,593,664
INC Research Holdings, Inc. Class A(a)	19,709	790,725
Total		2,384,389
Pharmaceuticals 2.7%
Akorn, Inc.(a)	131,260	5,730,811
ANI Pharmaceuticals, Inc.(a)	24,100	1,495,405
Horizon Pharma PLC(a)	134,105	4,658,808
Intersect ENT, Inc.(a)	94,095	2,693,940
Tetraphase Pharmaceuticals, Inc.(a)	24,350	1,155,164
Total		15,734,128
Total Health Care		125,669,317
INDUSTRIALS 11.3%
Aerospace & Defense 1.8%
Orbital ATK, Inc.	129,935	9,532,032
Taser International, Inc.(a)	26,600	886,046
Total		10,418,078
Air Freight & Logistics 1.0%
XPO Logistics, Inc.(a)	136,565	6,170,007
Building Products 1.6%
Apogee Enterprises, Inc.	25,600	1,347,584
Trex Co., Inc.(a)	26,100	1,290,123
USG Corp.(a)	237,000	6,586,230
Total		9,223,937
Commercial Services & Supplies 0.4%
Ritchie Bros. Auctioneers, Inc.	88,529	2,471,730
Construction & Engineering 0.2%
Primoris Services Corp.	59,400	1,176,120
Electrical Equipment 0.7%
Generac Holdings, Inc.(a)	39,358	1,564,480
Power Solutions International, Inc.(a)	45,795	2,473,846
Total		4,038,326
Machinery 0.9%
CLARCOR, Inc.	21,130	1,315,131
Milacron Holdings Corp.(a)	67,840	1,335,091

Common Stocks (continued)

Issuer	Shares	Value ($)
Rexnord Corp.(a)	98,234	2,348,775
Total		4,998,997
Marine 0.9%
Matson, Inc.	125,455	5,274,128
Professional Services 2.3%
CEB, Inc.	13,166	1,146,232
Huron Consulting Group, Inc.(a)	28,575	2,002,822
On Assignment, Inc.(a)	141,085	5,541,819
Wageworks, Inc.(a)	119,765	4,844,494
Total		13,535,367
Road & Rail 0.5%
Genesee & Wyoming, Inc., Class A(a)	38,919	2,964,849
Trading Companies & Distributors 1.0%
H&E Equipment Services, Inc.	49,740	993,308
Kaman Corp.	62,680	2,628,799
MRC Global, Inc.(a)	148,540	2,293,458
Total		5,915,565
Total Industrials		66,187,104
INFORMATION TECHNOLOGY 21.4%
Communications Equipment 0.3%
Infinera Corp.(a)	71,300	1,495,874
Electronic Equipment, Instruments & Components 0.7%
Belden, Inc.	30,541	2,480,846
Cognex Corp.	36,419	1,751,754
Total		4,232,600
Internet Software & Services 5.5%
Cornerstone OnDemand, Inc.(a)	62,821	2,186,171
Demandware, Inc.(a)	56,160	3,991,853
Envestnet, Inc.(a)	132,233	5,346,180
HomeAway, Inc.(a)	168,612	5,247,205
Hortonworks, Inc.(a)	30,340	768,209
Marketo, Inc.(a)	102,002	2,862,176
MaxPoint Interactive, Inc.(a)	91,681	740,783
Q2 Holdings, Inc.(a)	88,328	2,495,266
SPS Commerce, Inc.(a)	91,605	6,027,609
Xactly Corp.(a)	77,704	667,477
Yelp, Inc.(a)	36,470	1,569,304
Total		31,902,233

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
IT Services 2.1%
DST Systems, Inc.	56,140	7,072,517
Euronet Worldwide, Inc.(a)	24,838	1,532,505
InterXion Holding NV(a)	77,580	2,145,087
MAXIMUS, Inc.	16,670	1,095,719
WEX, Inc.(a)	5,890	671,283
Total		12,517,111
Semiconductors & Semiconductor Equipment 1.8%
Cavium, Inc.(a)	19,340	1,330,785
Ceva, Inc.(a)	70,907	1,377,723
Integrated Device Technology, Inc.(a)	53,990	1,171,583
M/A-COM Technology Solutions Holdings, Inc.(a)	34,530	1,320,772
Mellanox Technologies Ltd.(a)	37,791	1,836,265
SunPower Corp.(a)	65,600	1,863,696
Synaptics, Inc.(a)	21,605	1,873,910
Total		10,774,734
Software 11.0%
Advent Software, Inc.	115,444	5,103,779
Barracuda Networks, Inc.(a)	36,897	1,461,859
Callidus Software, Inc.(a)	145,128	2,261,094
CommVault Systems, Inc.(a)	36,949	1,567,007
FleetMatics Group PLC(a)	67,630	3,167,113
Guidewire Software, Inc.(a)	58,190	3,079,997
HubSpot, Inc.(a)	38,071	1,887,560
Imperva, Inc.(a)	70,644	4,782,599
MobileIron, Inc.(a)	136,813	808,565
Paycom Software, Inc.(a)	109,260	3,731,229
Paylocity Holding Corp.(a)	85,810	3,076,289
Proofpoint, Inc.(a)	173,916	11,073,232
PROS Holdings, Inc.(a)	23,431	494,629
QLIK Technologies, Inc.(a)	203,025	7,097,754
Qualys, Inc.(a)	53,363	2,153,197
SS&C Technologies Holdings, Inc.	23,852	1,490,750
Synchronoss Technologies, Inc.(a)	116,874	5,344,648
Tyler Technologies, Inc.(a)	17,122	2,215,244
Ultimate Software Group, Inc. (The)(a)	11,310	1,858,685
Zendesk, Inc.(a)	81,600	1,812,336
Total		64,467,566
Total Information Technology		125,390,118

Common Stocks (continued)

Issuer	Shares	Value ($)
MATERIALS 5.8%
Chemicals 4.3%
H.B. Fuller Co.	44,327	1,800,563
NewMarket Corp.	26,815	11,902,910
Olin Corp.	296,200	7,982,590
PolyOne Corp.	50,660	1,984,352
Tredegar Corp.	70,469	1,558,070
Total		25,228,485
Construction Materials 0.4%
US Concrete, Inc.(a)	61,653	2,336,032
Containers & Packaging 0.5%
Berry Plastics Group, Inc.(a)	96,093	3,113,413
Paper & Forest Products 0.6%
Boise Cascade Co.(a)	40,926	1,501,166
KapStone Paper and Packaging Corp.	71,710	1,657,935
Total		3,159,101
Total Materials		33,837,031
TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services 0.1%
RingCentral, Inc., Class A(a)	24,100	445,609
Total Telecommunication Services		445,609
Total Common Stocks (Cost: $427,519,442)		568,422,048

Warrants —%

ENERGY —%
Oil, Gas & Consumable Fuels —%
Magnum Hunter Resources Corp.(a)(b)	44,756	1,878
Total Energy		1,878
FINANCIALS —%
Real Estate Management & Development —%
Tejon Ranch Co.(a)(b)	14,419	7,121
Total Financials		7,121
Total Warrants (Cost: $110,963)		8,999

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2015 (Unaudited)

Money Market Funds 3.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(c)(d)	21,813,440	21,813,440
Total Money Market Funds (Cost: $21,813,440)		21,813,440
Total Investments (Cost: $449,443,845)		590,244,487
Other Assets & Liabilities, Net		(3,517,945)
Net Assets		586,726,542

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at June 30, 2015 was $1,878, which represents less than 0.01% of net assets. Information concerning such security holdings at June 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Magnum Hunter Resources Corp.	11/19/2012 - 02/28/2013	42,178

(c)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,010,402	86,228,431	(76,425,393)	21,813,440	9,082	21,813,440

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	116,509,355	—	—	116,509,355
Consumer Staples	8,792,906	—	—	8,792,906
Energy	23,619,950	—	—	23,619,950
Financials	67,970,658	—	—	67,970,658
Health Care	125,669,317	—	—	125,669,317
Industrials	66,187,104	—	—	66,187,104
Information Technology	125,390,118	—	—	125,390,118
Materials	33,837,031	—	—	33,837,031
Telecommunication Services	445,609	—	—	445,609
Total Common Stocks	568,422,048	—	—	568,422,048

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Warrants
Energy
Oil, Gas & Consumable Fuels	—	1,878	—	1,878
Financials
Real Estate Management & Development	7,121	—	—	7,121
Total Warrants	7,121	1,878	—	8,999
Money Market Funds	21,813,440	—	—	21,813,440
Total Investments	590,242,609	1,878	—	590,244,487

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 93.2%

Issuer	Shares	Value ($)
AUSTRALIA 5.6%
AMP Ltd.	2,340,571	10,860,979
Ansell Ltd.	160,395	2,975,502
Australia and New Zealand Banking Group Ltd.	674,961	16,750,617
BHP Billiton Ltd.	183,958	3,752,527
Commonwealth Bank of Australia	217,326	14,251,576
Flight Centre Travel Group Ltd.	264,559	6,953,364
Incitec Pivot Ltd.	1,809,911	5,365,917
James Hardie Industries PLC	958,010	12,751,311
Macquarie Group Ltd.	294,939	18,479,525
Santos Ltd.	1,268,164	7,656,773
Seek Ltd.	444,584	4,817,835
Telstra Corp., Ltd.	3,636,387	17,209,383
Westfield Corp.	1,109,637	7,793,794
Total		129,619,103
AUSTRIA 0.2%
Andritz AG	82,042	4,541,212
BELGIUM 1.7%
Anheuser-Busch InBev NV	226,092	27,096,296
KBC Groep NV	130,344	8,710,119
UCB SA	40,523	2,908,950
Total		38,715,365
DENMARK 1.8%
Danske Bank A/S	378,294	11,125,130
Novo Nordisk A/S, Class B	349,639	19,049,654
Vestas Wind Systems A/S	237,252	11,841,505
Total		42,016,289
FINLAND 0.6%
Fortum OYJ	383,038	6,806,854
Sampo OYJ, Class A	170,168	8,015,320
Total		14,822,174
FRANCE 9.7%
Accor SA	148,429	7,491,099
Air Liquide SA	92,761	11,732,382
AXA SA	625,100	15,770,677
Cap Gemini SA	62,388	5,520,440
Cie de Saint-Gobain	244,183	10,962,594

Common Stocks (continued)

Issuer	Shares	Value ($)
Danone SA	187,225	12,104,120
GDF Suez	472,769	8,770,383
L'Oreal SA	79,391	14,161,444
Legrand SA	73,267	4,113,490
LVMH Moet Hennessy Louis Vuitton SE	58,231	10,201,990
Orange SA	688,800	10,604,815
Renault SA	99,701	10,383,784
Rexel SA	293,719	4,734,958
Safran SA	163,167	11,058,106
Sanofi	225,395	22,173,081
Societe Generale SA	288,294	13,457,204
Suez Environnement Co.	274,874	5,113,004
Total SA	678,854	32,974,651
Unibail-Rodamco SE	16,180	4,089,275
Valeo SA	13,344	2,102,801
Zodiac Aerospace	178,999	5,827,063
Total		223,347,361
GERMANY 6.1%
Adidas AG	61,416	4,700,438
Bayer AG, Registered Shares	168,932	23,645,305
Beiersdorf AG	109,609	9,181,924
Continental AG	52,038	12,313,587
Deutsche Annington Immobilien SE	273,679	7,719,306
Deutsche Boerse AG	67,740	5,607,353
Deutsche Telekom AG, Registered Shares	1,060,828	18,272,153
Fresenius SE & Co. KGaA	195,444	12,539,608
K+S AG	369,803	15,577,800
OSRAM Licht AG	227,046	10,872,861
ProSiebenSat.1 Media AG, Registered Shares	164,570	8,127,756
Rocket Internet SE(a)	90,029	3,982,132
United Internet AG	176,428	7,843,041
Total		140,383,264
HONG KONG 3.5%
AIA Group Ltd.	3,178,600	20,783,779
Cheung Kong Property Holding Ltd.(a)	717,816	5,954,366
CK Hutchison Holdings Ltd.	837,816	12,317,554
Hang Seng Bank Ltd.	363,200	7,093,645
HKT Trust & HKT Ltd.	3,963,920	4,663,706

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Hongkong Land Holdings Ltd.	849,800	6,968,360
Hysan Development Co., Ltd.	661,000	2,862,447
Lifestyle International Holdings Ltd.	1,530,000	2,838,323
Sino Land Co., Ltd.	2,226,000	3,715,456
Sun Hung Kai Properties Ltd.	447,000	7,233,703
Techtronic Industries Co., Ltd.	2,222,000	7,265,111
Total		81,696,450
IRELAND 1.1%
Bank of Ireland(a)	7,341,100	2,962,688
Shire PLC	268,759	21,515,551
Total		24,478,239
ISRAEL 1.0%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	1,393,578	2,374,357
Teva Pharmaceutical Industries Ltd.	60,100	3,554,451
Teva Pharmaceutical Industries Ltd., ADR	285,646	16,881,679
Total		22,810,487
ITALY 2.8%
Assicurazioni Generali SpA	479,133	8,632,045
Banco Popolare SC(a)	311,742	5,129,771
Finmeccanica SpA(a)	1,000,516	12,581,992
Intesa Sanpaolo SpA	5,619,642	20,373,960
Telecom Italia SpA(a)	11,030,297	13,994,125
Unione di Banche Italiane SCPA	627,029	5,029,615
Total		65,741,508
JAPAN 21.6%
Acom Co., Ltd.(a)	1,167,800	4,476,633
Aeon Mall Co., Ltd.	166,460	3,117,092
Asahi Group Holdings Ltd.	171,400	5,443,353
Astellas Pharma, Inc.	1,278,300	18,210,463
Bridgestone Corp.	221,000	8,168,732
Canon, Inc.	178,900	5,803,226
Daicel Corp.	407,800	5,232,968
Dentsu, Inc.	110,000	5,690,583
Don Quijote Holdings Co., Ltd.	164,400	6,995,054
East Japan Railway Co.	199,200	17,907,927
Fast Retailing Co., Ltd.	8,900	4,035,892
Fuji Heavy Industries Ltd.	165,000	6,067,180

Common Stocks (continued)

Issuer	Shares	Value ($)
Fuji Media Holdings, Inc.	290,300	3,851,570
Fujitsu Ltd.	466,000	2,603,704
Hamamatsu Photonics KK	123,900	3,653,456
Hitachi Ltd.	1,858,000	12,239,667
Hitachi Metals Ltd.	372,000	5,718,927
Hoya Corp.	223,500	8,951,116
IHI Corp.	1,832,000	8,530,109
Isuzu Motors Ltd.	536,100	7,033,398
Japan Exchange Group, Inc.	94,100	3,050,637
Japan Tobacco, Inc.	448,400	15,940,297
JSR Corp.	319,600	5,641,997
KDDI Corp.	716,500	17,290,545
Keyence Corp.	9,400	5,066,383
Makita Corp.	116,900	6,331,166
Minebea Co., Ltd.	382,000	6,306,194
Miraca Holdings, Inc.	115,400	5,765,867
MISUMI Group, Inc.	279,000	3,960,882
Mitsubishi Corp.	235,800	5,183,829
Mitsubishi Heavy Industries Ltd.	759,000	4,613,928
Mitsubishi UFJ Financial Group, Inc.	4,166,400	29,975,025
Mitsubishi UFJ Lease & Finance Co., Ltd.	655,500	3,584,572
Mitsui Fudosan Co., Ltd.	347,000	9,710,069
Murata Manufacturing Co., Ltd.	63,800	11,134,086
NGK Insulators Ltd.	426,000	10,961,435
Nidec Corp.	97,100	7,266,752
Nintendo Co., Ltd.	31,200	5,205,019
Nippon Prologis REIT, Inc.	1,358	2,498,913
Nitori Co., Ltd.	81,800	6,669,035
Nitto Denko Corp.	66,300	5,444,712
Nomura Real Estate Office Fund, Inc.	798	3,618,051
Olympus Corp.	247,200	8,534,581
Omron Corp.	142,700	6,198,643
ORIX Corp.	885,400	13,147,731
Seiko Epson Corp.	242,800	4,302,520
Seven & I Holdings Co., Ltd.	256,200	10,997,547
Seven Bank Ltd.	1,232,700	5,706,431
SMC Corp.	23,200	6,981,324
SoftBank Group Corp.	252,200	14,855,335
Sony Corp.(a)	481,100	13,661,731

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Sony Financial Holdings, Inc.	347,300	6,080,807
Sumitomo Chemical Co., Ltd.	1,293,000	7,768,870
Sumitomo Mitsui Financial Group, Inc.	190,800	8,494,264
Sumitomo Mitsui Trust Holdings, Inc.	1,546,000	7,072,334
Suzuki Motor Corp.	239,800	8,093,123
Taisei Corp.	791,000	4,541,128
TDK Corp.	82,900	6,347,861
Tohoku Electric Power Co., Inc.	230,900	3,126,268
Tokio Marine Holdings, Inc.	93,100	3,871,945
Toyota Motor Corp.	601,500	40,250,746
Total		498,983,633
LUXEMBOURG 0.7%
Altice SA(a)	121,263	16,702,725
NETHERLANDS 2.1%
ING Groep NV-CVA	1,067,105	17,618,888
Koninklijke Ahold NV	297,781	5,577,281
RELX NV	192,808	4,573,102
Unilever NV-CVA	478,336	19,920,401
Total		47,689,672
NORWAY 0.7%
Statoil ASA	489,887	8,753,728
Yara International ASA	163,077	8,494,493
Total		17,248,221
SINGAPORE 1.3%
CapitaLand Ltd.	1,546,400	4,015,636
DBS Group Holdings Ltd.	941,900	14,452,187
Noble Group Ltd.	6,999,836	3,943,618
United Overseas Bank Ltd.	385,693	6,598,813
Total		29,010,254
SPAIN 2.4%
Amadeus IT Holding SA, Class A	350,008	13,951,825
CaixaBank SA	1,164,524	5,395,606
Iberdrola SA	1,383,598	9,319,807
Inditex SA	276,209	8,977,743
International Consolidated Airlines Group SA(a)	1,062,380	8,262,332
Red Electrica Corp. SA	60,383	4,838,815
Telefonica SA	377,630	5,367,758
Total		56,113,886

Common Stocks (continued)

Issuer	Shares	Value ($)
SWEDEN 3.6%
Alfa Laval AB	755,125	13,290,076
Hennes & Mauritz AB, Class B	372,318	14,336,074
Lundin Petroleum AB(a)	57,800	990,078
Nordea Bank AB	1,449,244	18,076,543
Sandvik AB	806,597	8,917,485
Svenska Cellulosa AB, Class B	302,234	7,685,414
Svenska Handelsbanken AB, Class A	434,960	6,348,747
Swedbank AB, Class A	377,358	8,799,110
TeliaSonera AB	951,987	5,605,227
Total		84,048,754
SWITZERLAND 8.4%
Adecco SA, Registered Shares	108,819	8,834,015
Clariant AG, Registered Shares	444,965	9,118,701
Julius Baer Group Ltd.	177,009	9,930,073
Nestlé SA, Registered Shares	439,468	31,727,996
Novartis AG, Registered Shares	395,614	38,992,278
Partners Group Holding AG	13,319	3,981,668
Roche Holding AG, Genusschein Shares	150,510	42,177,250
Syngenta AG, Registered Shares	48,003	19,510,284
UBS AG	661,815	14,036,891
Zurich Insurance Group AG	55,473	16,886,054
Total		195,195,210
UNITED KINGDOM 18.3%
Amec Foster Wheeler PLC	316,775	4,068,965
Aviva PLC	1,249,881	9,672,086
Babcock International Group PLC	234,519	3,979,670
BAE Systems PLC	709,343	5,028,873
Barclays Bank PLC	2,406,488	9,850,010
Barratt Developments PLC	272,359	2,629,716
BG Group PLC	1,090,195	18,148,904
BP PLC	1,745,496	11,523,078
British Land Co. PLC (The)	655,742	8,175,705
BT Group PLC	1,409,708	9,971,946
Capita Group PLC (The)	307,280	5,977,233
Croda International PLC	77,185	3,337,541
Diageo PLC	791,036	22,882,069
GlaxoSmithKline PLC	582,298	12,100,024
Hikma Pharmaceuticals PLC	208,501	6,332,647

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
HSBC Holdings PLC	1,623,827	14,545,748
Imperial Tobacco Group PLC	436,086	21,015,087
InterContinental Hotels Group PLC	92,571	3,732,303
ITV PLC	4,517,508	18,689,387
Johnson Matthey PLC	104,737	4,999,576
Lloyds Banking Group PLC	21,497,449	28,792,252
London Stock Exchange Group PLC	209,020	7,783,617
Meggitt PLC	411,992	3,019,205
Mondi PLC	310,611	6,691,131
National Grid PLC	630,221	8,092,198
Prudential PLC	515,047	12,402,025
Randgold Resources Ltd.	85,742	5,772,842
Rio Tinto PLC	280,079	11,503,537
Rolls-Royce Holdings PLC(a)(b)(c)	34,918,368	54,865
Rolls-Royce Holdings PLC	285,648	3,904,772
Royal Dutch Shell PLC, Class A	924,373	25,947,501
Royal Dutch Shell PLC, Class B	65,900	1,871,065
SABMiller PLC	241,000	12,511,297
Schroders PLC	128,509	6,412,971
St. James's Place PLC	646,589	9,204,533
Standard Chartered PLC	372,372	5,962,062
Taylor Wimpey PLC	4,678,824	13,659,276
Tesco PLC	3,119,588	10,418,462
Travis Perkins PLC	149,438	4,954,374
Unilever PLC	248,416	10,655,835

Common Stocks (continued)

Issuer	Shares	Value ($)
Vodafone Group PLC	6,398,602	23,108,666
Whitbread PLC	71,788	5,578,934
Wolseley PLC	116,471	7,435,495
Total		422,397,483
Total Common Stocks (Cost: $2,025,767,028)		2,155,561,290

Preferred Stocks 1.0%

GERMANY 1.0%
Volkswagen AG	98,352	22,806,719
Total Preferred Stocks (Cost: $21,802,812)		22,806,719

Money Market Funds 5.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(d)(e)	127,381,863	127,381,863
Total Money Market Funds (Cost: $127,381,863)		127,381,863
Total Investments (Cost: $2,174,951,703)		2,305,749,872
Other Assets & Liabilities, Net		7,674,207
Net Assets		2,313,424,079

Investments in Derivatives

At June 30, 2015, cash totaling $3,102,000 was pledged as collateral.

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Depreciation Depreciation ($)
mini MSCI EAFE	940	USD	86,198,000	09/2015	—	(2,702,029)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2015, the value of these securities amounted to $54,865, which represents less than 0.01% of net assets.

(c)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at June 30, 2015 was $54,865, which represents less than 0.01% of net assets. Information concerning such security holdings at June 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Rolls-Royce Holdings PLC	09/30/2011 - 04/16/2015	43,653

(d)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	100,943,567	715,805,375	(689,367,079)	127,381,863	64,460	127,381,863

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	129,619,103	—	129,619,103
Austria	—	4,541,212	—	4,541,212
Belgium	—	38,715,365	—	38,715,365
Denmark	—	42,016,289	—	42,016,289
Finland	—	14,822,174	—	14,822,174
France	—	223,347,361	—	223,347,361
Germany	—	140,383,264	—	140,383,264
Hong Kong	—	81,696,450	—	81,696,450
Ireland	—	24,478,239	—	24,478,239
Israel	16,881,679	5,928,808	—	22,810,487
Italy	—	65,741,508	—	65,741,508
Japan	—	498,983,633	—	498,983,633
Luxembourg	—	16,702,725	—	16,702,725
Netherlands	—	47,689,672	—	47,689,672
Norway	—	17,248,221	—	17,248,221

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Singapore	—	29,010,254	—	29,010,254
Spain	—	56,113,886	—	56,113,886
Sweden	—	84,048,754	—	84,048,754
Switzerland	—	195,195,210	—	195,195,210
United Kingdom	—	422,342,618	54,865	422,397,483
Total Common Stocks	16,881,679	2,138,624,746	54,865	2,155,561,290
Preferred Stocks
Germany	—	22,806,719	—	22,806,719
Money Market Funds	127,381,863	—	—	127,381,863
Total Investments	144,263,542	2,161,431,465	54,865	2,305,749,872
Derivatives
Liabilities
Futures Contracts	(2,702,029)	—	—	(2,702,029)
Total	141,561,513	2,161,431,465	54,865	2,303,047,843

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain foreign stocks are valued using the income approach and utilize future cash flow estimates from the underlying assets. Significant increases (decreases) to this input would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 17.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIRLINES 0.7%
America West Airlines Pass-Through Trust 04/02/21	7.100%	2,683,408	2,911,497
American Airlines Pass-Through Trust 01/31/21	5.250%	2,307,141	2,468,642
01/15/23	4.950%	3,624,893	3,837,855
Continental Airlines Pass-Through Trust 06/15/21	6.703%	1,157,825	1,230,189
04/19/22	5.983%	9,712,633	10,829,586
Guanay Finance Ltd.(a) 12/15/20	6.000%	1,500,000	1,548,300
Total			22,826,069
APARTMENT REIT 0.1%
Post Apartment Homes LP 12/01/22	3.375%	2,315,000	2,235,783
AUTOMOTIVE 0.5%
Ford Motor Credit Co. LLC(b) 01/09/18	1.214%	7,000,000	7,006,902
General Motors Financial Co., Inc. 07/10/17	2.625%	3,525,000	3,563,359
09/25/17	3.000%	4,000,000	4,078,052
Nemak SAB de CV(a) 02/28/23	5.500%	1,000,000	1,025,000
ZF North America Capital, Inc.(a) 04/29/22	4.500%	995,000	974,652
Total			16,647,965
BANKING 5.0%
Bank of America Corp. 04/01/44	4.875%	4,075,000	4,139,079
Bank of America Corp.(b) 04/01/19	1.154%	6,000,000	6,019,860
12/01/26	0.933%	1,000,000	868,516
Bank of America NA 06/15/17	6.100%	3,850,000	4,169,924
Bank of America NA(b) 06/15/16	0.566%	3,500,000	3,489,101
06/15/17	0.586%	3,150,000	3,126,236
Capital One Bank NA 07/23/21	2.950%	8,000,000	7,855,704
Chase Capital VI(b) 08/01/28	0.903%	3,000,000	2,587,500
Citigroup, Inc. 11/21/17	6.125%	551,000	606,085
07/29/19	2.500%	8,000,000	8,011,736

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(b) 04/08/19	1.053%	8,000,000	7,982,272
Credit Suisse Group Funding Ltd.(a) 03/26/25	3.750%	500,000	481,337
Credit Suisse(b) 08/24/15	0.602%	1,700,000	1,699,952
12/07/15	0.689%	3,475,000	3,475,632
Discover Bank 06/04/20	3.100%	5,000,000	4,991,005
Goldman Sachs Group, Inc. (The) 01/15/16	5.350%	2,000,000	2,047,700
02/07/16	3.625%	8,000,000	8,129,592
04/01/18	6.150%	5,000,000	5,559,400
07/08/24	3.850%	2,750,000	2,743,098
Goldman Sachs Group, Inc. (The)(b) 12/15/17	1.086%	2,000,000	2,002,242
11/29/23	1.884%	4,275,000	4,332,860
HBOS PLC(a) 05/21/18	6.750%	1,000,000	1,108,753
ICICI Bank Ltd.(b) 04/30/22	6.375%	600,000	616,746
JPMorgan Chase & Co. 01/15/16	2.600%	6,750,000	6,803,555
05/13/24	3.625%	2,800,000	2,779,689
09/10/24	3.875%	2,500,000	2,459,765
JPMorgan Chase Bank NA 10/01/17	6.000%	3,033,000	3,307,041
JPMorgan Chase Bank NA(b) 06/13/16	0.616%	11,070,000	11,043,930
Lloyds Banking Group PLC 11/04/24	4.500%	2,000,000	2,001,176
Macquarie Bank Ltd.(a) 04/07/21	6.625%	3,174,000	3,635,557
Macquarie Bank Ltd.(a)(b) 06/15/16	0.736%	8,000,000	8,010,424
Morgan Stanley 01/09/17	5.450%	4,450,000	4,715,665
05/13/19	7.300%	5,000,000	5,882,390
10/23/24	3.700%	1,000,000	995,951
01/27/45	4.300%	4,550,000	4,251,506
Royal Bank of Scotland Group PLC 09/18/15	2.550%	4,347,000	4,359,154
03/31/17	1.875%	3,000,000	2,984,748
10/21/19	6.400%	4,000,000	4,470,096
Royal Bank of Scotland PLC (The) 03/16/16	4.375%	2,200,000	2,248,591
UBS AG 08/14/19	2.375%	6,000,000	5,999,526
Total			161,993,094

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CABLE AND SATELLITE 0.2%
CCO Holdings LLC/Capital Corp. 09/01/23	5.750%	1,468,000	1,470,753
CCO Holdings LLC/Capital Corp.(a) 05/01/23	5.125%	2,000,000	1,945,000
CSC Holdings LLC 06/01/24	5.250%	1,750,000	1,680,000
Intelsat Jackson Holdings SA 04/01/21	7.500%	1,000,000	988,750
Total			6,084,503
ELECTRIC 1.6%
Appalachian Power Co. 05/15/33	5.950%	3,225,000	3,711,146
Duke Energy Carolinas LLC 12/15/41	4.250%	900,000	885,447
Duke Energy Corp.(b) 04/03/17	0.664%	6,500,000	6,505,642
Duquesne Light Holdings, Inc.(a) 09/15/20	6.400%	5,350,000	6,198,617
Empresa Electrica Guacolda SA 04/30/25	4.560%	350,000	338,106
Entergy Louisiana LLC 04/01/25	3.780%	5,900,000	6,008,784
FirstEnergy Transmission LLC(a) 01/15/25	4.350%	7,700,000	7,900,447
Florida Power & Light Co. 10/01/44	4.050%	2,585,000	2,510,004
Homer City Generation LP
PIK(b) 10/01/26	8.734%	1,920,400	1,949,206
Ipalco Enterprises, Inc. 05/01/18	5.000%	3,840,000	4,051,200
NextEra Energy Capital Holdings, Inc. 09/01/15	1.339%	5,750,000	5,755,359
PacifiCorp 07/01/25	3.350%	2,000,000	2,001,396
Public Service Electric & Gas Co. 05/01/45	4.050%	3,005,000	2,867,945
Total			50,683,299
FINANCE COMPANIES 0.6%
AerCap Ireland Capital Ltd./Global Aviation Trust 07/01/20	4.250%	3,000,000	3,001,875
CIT Group, Inc. 08/15/17	4.250%	5,000,000	5,075,000

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Electric Capital Corp. 01/14/38	5.875%	1,000,000	1,196,030
01/10/39	6.875%	800,000	1,074,139
General Electric Capital Corp.(b) 05/05/26	0.659%	6,000,000	5,724,582
International Lease Finance Corp.(a) 09/01/16	6.750%	1,100,000	1,157,063
09/01/18	7.125%	1,975,000	2,202,125
Total			19,430,814
FOOD AND BEVERAGE 0.3%
ConAgra Foods, Inc.(b) 07/21/16	0.646%	2,600,000	2,592,593
HJ Heinz Co.(a)(c) 07/15/45	5.200%	6,250,000	6,405,131
Total			8,997,724
HEALTH CARE 1.1%
Catholic Health Initiatives 08/01/18	2.600%	1,525,000	1,550,687
11/01/22	2.950%	6,530,000	6,380,920
DaVita HealthCare Partners, Inc. 07/15/24	5.125%	5,000,000	4,915,625
Fresenius Medical Care U.S. Finance II, Inc.(a) 01/31/22	5.875%	3,275,000	3,471,500
HCA, Inc. 02/15/20	6.500%	4,000,000	4,470,000
05/01/23	4.750%	1,250,000	1,265,625
Hartford HealthCare Corp. 04/01/44	5.746%	3,000,000	3,231,453
North Shore-Long Island Jewish Health Care, Inc. 11/01/43	6.150%	4,340,000	5,030,473
Tenet Healthcare Corp. 10/01/20	6.000%	5,000,000	5,331,250
Total			35,647,533
HEALTHCARE REIT 1.9%
Alexandria Real Estate Equities, Inc. 06/15/23	3.900%	9,700,000	9,659,522
BioMed Realty LP 04/15/16	3.850%	6,492,000	6,614,024
HCP, Inc. 09/15/16	6.300%	4,185,000	4,418,967
02/01/21	5.375%	4,154,000	4,582,834
11/15/23	4.250%	3,005,000	3,029,317
08/15/24	3.875%	2,000,000	1,951,678
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care REIT, Inc. 03/15/16	3.625%	2,100,000	2,131,366
06/01/16	6.200%	5,058,000	5,272,479
01/15/21	4.950%	667,000	728,115
01/15/22	5.250%	6,173,000	6,752,410
03/15/23	3.750%	780,000	772,181
Healthcare Realty Trust, Inc. 01/15/21	5.750%	4,215,000	4,667,383
Healthcare Trust of America Holdings LP 07/15/21	3.375%	8,900,000	8,854,966
Ventas Realty LP/Capital Corp. 11/30/15	3.125%	1,550,000	1,562,496
04/01/20	2.700%	905,000	902,319
03/01/22	4.250%	978,000	1,012,620
Total			62,912,677
INDEPENDENT ENERGY 0.1%
Marathon Oil Corp. 07/15/23	8.125%	2,000,000	2,449,526
Noble Energy, Inc. 11/15/24	3.900%	1,000,000	985,962
11/15/44	5.050%	1,700,000	1,628,816
Total			5,064,304
INTEGRATED ENERGY 0.2%
Exxon Mobil Corp. 03/06/45	3.567%	2,100,000	1,900,975
Shell International Finance BV 05/11/45	4.375%	3,230,000	3,184,877
Total			5,085,852
LIFE INSURANCE 0.6%
Guardian Life Insurance Co. of America (The)(a) 06/19/64	4.875%	1,850,000	1,800,117
MassMutual Global Funding II(a) 10/17/22	2.500%	3,370,000	3,255,841
MetLife, Inc. 12/15/36	6.400%	2,975,000	3,265,062
Pricoa Global Funding I(a) 05/16/19	2.200%	4,000,000	3,998,224
Prudential Insurance Co. of America (The)(a) 07/01/25	8.300%	2,000,000	2,662,934
Teachers Insurance & Annuity Association of America(a)(b) 09/15/54	4.375%	3,920,000	3,917,350
Total			18,899,528
MIDSTREAM 1.1%
Boardwalk Pipeline Partners LP 02/01/23	3.375%	2,563,000	2,324,057

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boardwalk Pipelines LP 06/01/18	5.200%	1,000,000	1,042,694
09/15/19	5.750%	1,150,000	1,215,024
Energy Transfer Equity LP 06/01/27	5.500%	565,000	563,587
Energy Transfer Partners LP 02/01/23	3.600%	2,510,000	2,376,970
02/01/24	4.900%	1,350,000	1,372,949
01/15/26	4.750%	2,500,000	2,474,067
10/01/43	5.950%	2,000,000	1,960,032
03/15/45	5.150%	2,000,000	1,767,108
Enterprise Products Operating LLC 02/15/24	3.900%	1,350,000	1,355,607
Kinder Morgan Energy Partners LP 02/01/24	4.150%	1,000,000	970,365
05/01/24	4.300%	2,350,000	2,319,083
Rockies Express Pipeline LLC(a) 01/15/19	6.000%	1,000,000	1,042,500
04/15/20	5.625%	2,850,000	2,914,125
Sabine Pass Liquefaction LLC 05/15/24	5.750%	3,900,000	3,885,375
Sabine Pass Liquefaction LLC(a) 03/01/25	5.625%	1,000,000	990,000
Texas Eastern Transmission LP(a) 10/15/22	2.800%	1,850,000	1,735,195
Williams Partners LP/ACMP Finance Corp. 05/15/23	4.875%	2,000,000	1,972,820
03/15/24	4.875%	2,000,000	1,965,000
Total			34,246,558
OFFICE REIT 0.4%
Boston Properties LP 05/15/21	4.125%	1,351,000	1,435,296
Piedmont Operating Partnership LP 06/01/23	3.400%	4,815,000	4,548,312
Reckson Operating Partnership LP 03/31/16	6.000%	7,996,000	8,258,732
Total			14,242,340
OTHER FINANCIAL INSTITUTIONS 0.1%
PT Perusahaan Gas Negara Persero Tbk(a) 05/16/24	5.125%	1,800,000	1,810,296
OTHER REIT 0.2%
ProLogis LP 08/15/17	4.500%	7,000,000	7,421,183
PACKAGING 0.2%
Reynolds Group Issuer, Inc./LLC 10/15/20	5.750%	5,000,000	5,125,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PHARMACEUTICALS 0.4%
Actavis Funding 03/15/45	4.750%	4,700,000	4,474,654
Johnson & Johnson 12/05/43	4.500%	3,135,000	3,340,392
Valeant Pharmaceuticals International, Inc.(a) 10/15/20	6.375%	1,000,000	1,052,500
05/15/23	5.875%	790,000	809,750
04/15/25	6.125%	2,000,000	2,057,500
Total			11,734,796
PROPERTY & CASUALTY 0.6%
Berkshire Hathaway, Inc. 02/11/43	4.500%	6,302,000	6,318,221
Farmers Exchange Capital II(a)(b) 11/01/53	6.151%	4,810,000	5,137,123
Farmers Exchange Capital(a) 07/15/28	7.050%	3,225,000	3,891,556
Nationwide Mutual Insurance Co.(a) 04/01/33	7.875%	1,330,000	1,723,501
Nationwide Mutual Insurance Co.(a)(b) 12/15/24	2.576%	2,815,000	2,814,741
Total			19,885,142
RAILROADS 0.1%
Burlington Northern Santa Fe LLC 04/01/45	4.150%	4,000,000	3,689,220
REFINING —%
Reliance Holdings USA, Inc. 10/19/20	4.500%	900,000	953,250
RETAIL REIT 0.3%
ARC Properties Operating Partnership LP/Clark Acquisition LLC 02/06/17	2.000%	5,950,000	5,771,500
Regency Centers LP 08/01/15	5.250%	670,000	672,457
06/15/17	5.875%	2,300,000	2,485,877
Total			8,929,834
RETAILERS 0.1%
Wal-Mart Stores, Inc. 10/02/43	4.750%	3,000,000	3,195,372
TECHNOLOGY 0.2%
Apple, Inc. 05/13/45	4.375%	2,140,000	2,108,854
Microsoft Corp. 02/12/45	3.750%	3,000,000	2,704,923

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC(a) 06/15/22	4.625%	1,250,000	1,232,813
Total			6,046,590
WIRELESS 0.2%
Altice US Finance I Corp.(a) 07/15/23	5.375%	605,000	589,875
Sprint Communications, Inc.(a) 11/15/18	9.000%	4,875,000	5,508,750
Total			6,098,625
WIRELINES 0.4%
AT&T, Inc. 09/01/40	5.350%	500,000	492,258
05/15/46	4.750%	6,355,000	5,782,885
Ooredoo International Finance Ltd. 02/21/23	3.250%	650,000	626,765
Verizon Communications, Inc. 09/15/43	6.550%	975,000	1,140,510
08/21/54	5.012%	349,000	320,238
Verizon Communications, Inc.(b) 06/09/17	0.681%	5,000,000	4,988,000
Windstream Services LLC 11/01/17	7.875%	1,000,000	1,062,500
Total			14,413,156
Total Corporate Bonds & Notes (Cost: $558,092,870)			554,300,507
Residential Mortgage-Backed Securities — Agency 23.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K044 Class A2 01/25/25	2.811%	2,585,000	2,556,850
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b) Series KS02 Class A 08/25/23	0.561%	7,880,085	7,880,072
Federal Home Loan Mortgage Corp. 09/01/32- 04/01/45	3.500%	75,278,496	77,727,720
07/01/35- 07/01/41	5.000%	5,052,132	5,603,919
04/01/36- 11/01/39	6.000%	622,652	705,566
06/01/38- 02/01/41	5.500%	2,557,603	2,864,049

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/01/39- 04/01/41	4.500%	24,599,014	26,652,554
02/01/41- 02/01/45	4.000%	17,936,108	19,144,123
07/01/43	3.000%	7,410,952	7,383,670
CMO Series 280 Class 30 09/15/42	3.000%	7,189,321	7,166,694
Federal Home Loan Mortgage Corp.(b) CMO Series 2863 Class FM 10/15/31	0.686%	5,138,895	5,182,339
Federal Home Loan Mortgage Corp.(b)(d) CMO IO Series 2980 Class SL 11/15/34	6.515%	525,650	135,903
Federal Home Loan Mortgage Corp.(c) 06/01/45	3.500%	26,891,689	27,775,098
Federal Home Loan Mortgage Corp.(d) CMO IO Series 4037 Class PI 04/15/27	3.000%	1,662,358	163,715
CMO IO Series 4090 Class EI 08/15/22	2.500%	2,517,196	155,006
CMO IO Series 4093 Class IA 03/15/42	4.000%	2,157,500	698,690
Federal National Mortgage Association 12/01/25- 03/01/43	3.500%	12,762,352	13,334,666
05/01/33- 12/01/41	5.000%	2,874,000	3,180,857
10/01/33- 08/01/43	3.000%	10,863,672	10,899,050
11/01/38- 11/01/40	6.000%	8,462,770	9,695,495
07/01/43- 04/01/44	4.000%	24,523,303	26,269,550
CMO Series 2013-13 Class PH 04/25/42	2.500%	10,844,914	11,002,773
Federal National Mortgage Association(b)(d) CMO IO Series 2004-94 Class HJ 10/25/34	6.513%	418,820	50,693
CMO IO Series 2006-8 Class HL 03/25/36	6.513%	2,675,410	577,635
CMO IO Series 2013-81 Class NS 10/25/42	6.013%	1,225,119	211,631
CMO IO Series 2013-M12 Class SA 10/25/17	6.483%	1,277,212	74,793
CMO IO Series 2013-M14 Class SA 08/25/18	6.463%	16,725,608	2,404,808
Federal National Mortgage Association(c) 07/16/30	2.500%	17,800,000	18,015,627
07/16/30- 07/14/45	3.000%	132,170,000	131,915,370
07/16/30- 07/14/45	3.500%	132,450,000	136,652,546
07/14/45	4.000%	77,455,000	82,062,054

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/14/45	4.500%	3,555,000	3,843,288
Federal National Mortgage Association(d) CMO IO Series 2013-45 Class IK 02/25/43	3.000%	894,417	136,485
Government National Mortgage Association 08/15/33- 11/15/39	4.500%	470,065	517,245
04/15/35- 11/15/41	5.000%	1,620,691	1,817,323
07/15/40- 12/15/41	4.000%	5,959,626	6,362,068
04/01/45- 04/20/45	3.500%	20,519,247	21,365,932
Government National Mortgage Association(b)(d) CMO IO Series 2011-78 Class IX 08/16/46	0.872%	35,867,219	1,612,375
CMO IO Series 2013-124 Class SB 10/20/41	5.963%	4,444,714	625,117
Government National Mortgage Association(c) 07/20/41	4.500%	5,785,000	6,237,857
07/21/44	4.000%	4,455,000	4,721,169
07/20/45	3.000%	12,155,000	12,269,902
07/20/45	3.500%	39,755,000	41,259,794
Government National Mortgage Association(e) CMO PO Series 2006-26 Class PO 06/20/36	0.000%	91,097	82,900
NCUA Guaranteed Notes(b) CMO Series 2010-R3 Class 2A 12/08/20	0.745%	13,056,919	13,139,035
CMO Series 2011-R4 Class 1A 03/06/20	0.565%	2,591,282	2,595,635
Total Residential Mortgage-Backed Securities — Agency (Cost: $755,018,083)			754,729,641
Residential Mortgage-Backed Securities — Non-Agency 7.3%
BCAP LLC Trust(a)(b) 03/26/37	2.138%	4,379,631	4,368,051
CMO Series 2014-RR2 Class 11A1
05/26/37	0.324%	7,507,302	7,197,340
BCAP LLC Trust(b) CMO Series 2007-AA1 Class 2A1
03/25/37	0.367%	10,559,677	9,010,161
Banc of America Funding Trust Series 2006-G Class 2A1(b) 07/20/36	0.407%	3,727,082	3,469,671

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chevy Chase Funding LLC Mortgage-Backed Certificates CMO Series 2004-1A Class A1 (AMBAC)(a)(b) 01/25/35	0.467%	62,377	56,086
CitiMortgage Alternative Loan Trust CMO Series 2006-A5 Class 1A12 10/25/36	6.000%	4,438,142	3,918,515
Citigroup Mortgage Loan Trust, Inc.(a)(b) CMO Series 2015-6 Class 1A1
05/20/47	0.397%	12,200,800	11,789,023
CMO Series 2015-6 Class 2A1 12/25/35	0.463%	12,742,000	12,088,973
Countrywide Alternative Loan Trust(b) CMO Series 2005-76 Class 1A1 01/25/36	1.638%	9,252,128	8,520,489
Series 2006-HY12 Class A5 08/25/36	3.574%	6,953,810	6,662,786
Credit Suisse First Boston Mortgage Securities Corp.(b) CMO Series 2004-AR8 Class 7A1 09/25/34	2.400%	1,117,541	1,097,401
Series 2004-AR5 Class 2A1 06/25/34	2.569%	4,146,195	4,149,607
Credit Suisse Mortgage Capital Certificates(a) CMO Series 2015-5R Class 1A1
09/27/46	1.056%	10,347,554	9,995,767
Series 2009-14R Class 2A1 06/26/37	5.000%	3,720,274	3,820,670
Credit Suisse Mortgage Capital Certificates(a)(b) CMO Series 2009-3R Class 30A1 07/27/37	2.289%	3,186,389	3,190,461
CMO Series 2014-6R Class 5A1 07/27/36	0.305%	4,501,518	4,229,181
CMO Series 2015-5R Class 2A1 04/27/47	0.461%	10,111,765	9,694,363
Deutsche Mortgage Securities, Inc. REMIC Trust CMO Series 2010-RS2 Class A3(a)(b) 06/28/47	3.781%	2,210,378	2,212,062
First Horizon Alternative Mortgage Securities Trust CMO Series 2006-FA8 Class 1A11
02/25/37	6.000%	2,140,748	1,764,394
First Horizon Alternative Mortgage Securities Trust(b) CMO Series 2005-AA10 Class 2A1
12/25/35	2.271%	6,549,543	5,630,183
CMO Series 2005-AA7 Class 2A1 09/25/35	2.246%	5,941,065	5,344,339
CMO Series 2005-AA8 Class 2A1 10/25/35	2.245%	12,213,712	10,527,694
GMAC Mortgage Loan Trust CMO Series 2005-AR6 Class 2A1(b) 11/19/35	2.992%	4,149,826	3,831,688

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSAA Home Equity Trust Series 2005-9 Class 1A1(b) 08/25/35	0.467%	4,051,103	3,890,975
GSR Mortgage Loan Trust CMO Series 2005-AR6 Class 4A5(b) 09/25/35	2.716%	2,593,038	2,612,104
IndyMac Index Mortgage Loan Trust(b) CMO Series 2005-AR15 Class A1 09/25/35	4.534%	2,617,256	2,230,434
CMO Series 2006-AR27 Class 1A3 10/25/36	0.457%	8,301,693	5,535,345
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class A2C(b) 08/25/36	0.387%	2,036,901	2,022,954
Merrill Lynch Mortgage-Backed Securities Trust CMO Series 2007-2 Class 1A1(b) 08/25/36	2.660%	5,004,265	4,611,050
Morgan Stanley Mortgage Loan Trust CMO Series 2005-2AR Class A(b) 04/25/35	0.447%	4,741,636	4,393,482
MortgageIT Trust CMO Series 2005-4 Class A1(b) 10/25/35	0.467%	12,398,343	11,297,122
Nomura Resecuritization Trust(a)(b) CMO Series 2014-2R Class 2A1
10/26/36	0.494%	4,868,660	4,807,802
CMO Series 2014-3R Class 1A1 01/26/37	0.401%	7,698,122	7,531,918
CMO Series 2015-2R Class 2A1 03/26/36	0.361%	10,714,937	10,146,829
RALI Trust CMO Series 2005-QA8 Class CB21(b) 07/25/35	3.199%	3,846,706	3,167,859
Saxon Asset Securities Trust Series 2006-2 Class A2(b) 09/25/36	0.317%	4,893,284	4,686,700
WaMu Mortgage Pass-Through Certificates Trust(b) CMO Series 2003-AR10 Class A7 10/25/33	2.418%	2,317,705	2,361,882
CMO Series 2003-AR9 Class 1A6 09/25/33	2.409%	1,683,995	1,700,574
CMO Series 2005-AR15 Class A1A1 11/25/45	0.447%	6,011,481	5,626,175
CMO Series 2006-AR11 Class 1A 09/25/46	1.118%	11,976,439	10,096,773
CMO Series 2007-HY2 Class 1A1 12/25/36	2.252%	7,226,947	6,482,571
Series 2005-AR4 Class A5 04/25/35	2.458%	3,428,598	3,318,169

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates CMO Series 2006-AR4 Class 1A1A(b) 05/25/46	1.086%	7,924,005	7,360,521
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $237,462,039)			236,450,144
Commercial Mortgage-Backed Securities — Agency 5.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K007 Class A2 03/25/20	4.224%	5,585,000	6,111,414
Series K501 Class A2 11/25/16	1.655%	1,000,000	1,008,273
Series KSCT Class A2 01/25/20	4.285%	2,910,000	3,204,600
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b) Series KF05 Class A 09/25/21	0.531%	15,489,114	15,498,990
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series K038 Class A2 03/25/24	3.389%	5,130,000	5,350,767
Federal National Mortgage Association 01/01/18	3.770%	3,970,676	3,964,716
04/01/19	2.300%	8,197,474	8,366,797
05/01/19	4.450%	7,668,415	8,391,333
12/01/19	4.514%	6,727,427	7,417,158
12/01/20	3.615%	3,593,341	3,846,215
01/01/21	4.450%	7,736,321	8,565,799
04/01/21	4.250%	3,941,000	4,338,333
04/01/21	4.382%	14,046,125	15,541,962
06/01/21	4.380%	9,150,563	10,075,644
08/01/21	3.840%	9,590,902	10,345,710
03/01/23	2.354%	10,044,688	9,987,621
06/01/23	2.764%	3,685,444	3,718,799
12/01/23	2.440%	3,200,000	3,159,591
06/01/25	2.800%	5,400,000	5,344,526
05/01/27	2.966%	7,300,156	7,203,215
Federal National Mortgage Association(b) Series 2001-M2 Class Z2 06/25/31	6.300%	528,273	595,722
Series 2012-M14 Class A2 09/25/22	2.301%	7,185,000	7,085,660
Series 2014-M12 Class FA 10/25/21	0.497%	6,949,000	6,979,162
Series 2015-M2 Class A3 12/25/24	3.160%	13,327,798	13,546,867

Commercial Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association Series 2010-136 Class B 12/16/36	2.766%	3,947,142	3,984,213
Total Commercial Mortgage-Backed Securities — Agency (Cost: $173,323,543)			173,633,087
Commercial Mortgage-Backed Securities — Non-Agency 4.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-5 Class A4(b) 10/10/45	5.115%	7,011,551	7,015,554
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class A2
09/10/45	1.813%	3,000,000	3,024,858
Citigroup/Deutsche Bank Commercial Mortgage Trust(b) Series 2006-CD2 Class A1B 01/15/46	5.481%	3,382,704	3,431,615
Series 2007-CD4 Class A1A 12/11/49	5.289%	7,822,295	8,192,524
Commercial Mortgage Trust Series 2001-J2A Class G(a)(b) 07/16/34	7.380%	4,400,000	4,645,450
Credit Suisse Commercial Mortgage Trust Series 2007-C2 Class A1A(b) 01/15/49	5.526%	4,452,622	4,661,677
DBUBS Mortgage Trust Series 2011-LC3A Class A2 08/10/44	3.642%	6,695,537	6,814,671
DBUBS Mortgage Trust(a)(b) Series 2011-LC2A Class A1FL 07/12/44	1.539%	3,672,083	3,699,558
GMAC Commercial Mortgage Securities, Inc. Series 2006-C1 Class A1A(b) 11/10/45	5.233%	10,036,157	10,111,137
GS Mortgage Securities Corp. II Series 2012-GCJ7 Class A2 05/10/45	2.318%	11,160,000	11,334,453
GS Mortgage Securities Trust Series 2012-GC6 Class A2 01/10/45	2.539%	3,250,000	3,301,760
GS Mortgage Securities Trust(a) Series 2011-GC3 Class A2 03/10/44	3.645%	4,780,479	4,819,674
Government National Mortgage Association(b)(d) CMO IO Series 2010-155 Class IO 06/16/39	0.751%	6,593,444	363,180

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2015 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 2011-121 Class IO 06/16/43	1.012%	18,869,736	667,687
CMO IO Series 2012-55 Class IO 04/16/52	1.068%	3,397,985	152,243
Government National Mortgage Association(d) CMO IO Series 2012-125 Class IK 08/16/52	0.561%	25,000,000	463,375
JPMorgan Chase Commercial Mortgage Securities Trust(a) Series 2010-CNTR Class A2 08/05/32	4.311%	12,000,000	13,066,429
Series 2011-C3 Class A2 02/15/46	3.673%	1,959,189	1,996,458
Series 2011-C3 Class A3 02/15/46	4.388%	6,100,000	6,502,562
Series 2011-C4 Class A3 07/15/46	4.106%	5,200,000	5,514,704
JPMorgan Chase Commercial Mortgage Securities Trust(b) Series 2005-LDP5 Class A4 12/15/44	5.412%	3,145,178	3,158,043
LB Commercial Mortgage Trust Series 2007-C3 Class A1A(b) 07/15/44	6.056%	3,126,042	3,371,936
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class A1A 12/12/49	5.166%	4,267,968	4,455,524
Morgan Stanley Capital I Trust(a) Series 2011-C1 Class A2 09/15/47	3.884%	5,674,118	5,718,580
Morgan Stanley Capital I Trust(b) Series 2007-HQ11 Class A1A 02/12/44	5.422%	3,089,957	3,252,819
Series 2007-HQ12 Class A4 04/12/49	5.861%	3,745,000	3,739,469
UBS Commercial Mortgage Trust Series 2012-C1 Class A2 05/10/45	2.180%	7,200,000	7,294,392
WF-RBS Commercial Mortgage Trust(a) Series 2011-C2 Class A2 02/15/44	3.791%	5,629,518	5,664,117
Series 2011-C3 Class A2 03/15/44	3.240%	8,741,326	8,835,340
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class A4(b) 01/15/45	5.418%	4,911,420	4,937,671
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $152,409,824)			150,207,460

Asset-Backed Securities — Non-Agency 8.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Asset-Backed Funding Certificates Trust(b) Series 2005-HE1 Class M1 03/25/35	0.817%	14,184,774	13,833,559
Series 2005-WF1 Class A2C 12/25/34	0.807%	7,536,005	7,499,591
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE12 Class M1(b) 12/25/35	0.665%	16,646,000	16,245,797
Citigroup Mortgage Loan Trust, Inc. Series 2006-NC1 Class A2C(b) 08/25/36	0.327%	6,112,678	5,480,194
Education Loan Asset-Backed Trust I Series 2013-1 Class A2(a)(b) 04/26/32	0.987%	3,090,000	3,077,499
Encore Credit Receivables Trust Series 2005-4 Class M1(b) 01/25/36	0.607%	13,560,000	13,494,370
Global SC Finance II SRL Series 2014-1A Class A2(a) 07/17/29	3.090%	5,009,458	4,998,825
Henderson Receivables LLC Series 2014-2A Class A(a) 01/17/73	3.610%	3,720,481	3,735,387
Higher Education Funding I Series 2014-1 Class A(a)(b) 05/25/34	1.332%	2,886,677	2,888,752
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2 Class A2C(b) 05/25/37	0.427%	6,137,181	3,684,892
Nationstar Home Equity Loan Trust Series 2006-B Class AV4(b) 09/25/36	0.467%	12,800,000	11,816,435
Navient Student Loan Trust(b) Series 2014-1 Class A3 06/25/31	0.697%	7,700,000	7,658,051
Series 2014-2 Class A 03/25/43	0.827%	8,855,848	8,816,816
Series 2014-3 Class A 03/25/43	0.807%	8,848,840	8,798,317
Series 2014-4 Class A 03/25/43	0.807%	6,707,682	6,669,302
Series 2015-2 Class A3
11/26/40	0.803%	10,890,000	10,890,326
Nelnet Student Loan Trust(a)(b) Series 2012-5A Class A 10/27/36	0.787%	95,783	96,537
Series 2014-4A Class A2 11/25/43	1.137%	4,345,000	4,312,604

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residential Asset Securities Corp. Trust Series 2005-KS8 Class M2(b) 08/25/35	0.637%	6,500,000	6,393,055
SLC Student Loan Trust Series 2006-1 Class B(b) 03/15/39	0.496%	634,491	567,766
SLM Student Loan Trust(a)(b) Series 2003-11 Class A5 12/15/22	0.336%	2,002,641	1,995,025
Series 2004-5A Class A5 10/25/23	0.877%	8,252,099	8,278,299
Series 2004-8A Class A5 04/25/24	0.777%	6,211,423	6,216,538
Series 2009-3 Class A 01/25/45	0.937%	8,290,525	8,297,945
SLM Student Loan Trust(b) Series 2003-14 Class A5 01/25/23	0.507%	1,817,910	1,813,054
Series 2005-4 Class A3 01/25/27	0.397%	11,060,000	10,832,839
Series 2007-3 Class A4 01/25/22	0.337%	13,250,000	12,781,798
Series 2007-6 Class A4 10/25/24	0.657%	8,500,000	8,411,370
Series 2007-7 Class B 10/25/28	1.027%	1,990,000	1,773,562
Series 2007-8 Class B 04/27/43	1.277%	2,916,528	2,735,532
Series 2008-4 Class A4 07/25/22	1.927%	2,900,000	3,015,095
Series 2008-5 Class B 07/25/29	2.127%	5,860,000	5,942,849
Series 2008-8 Class A4 04/25/23	1.777%	2,925,000	2,969,045
Series 2008-9 Class A 04/25/23	1.777%	13,077,876	13,416,371
Series 2008-9 Class B 10/25/29	2.527%	5,775,000	6,016,360
Series 2012-3 Class A 12/26/25	0.837%	6,803,757	6,790,830
Soundview Home Loan Trust(b) Series 2005-OPT4 Class 2A3 12/25/35	0.447%	4,459,367	4,379,397
Series 2006-EQ2 Class A3 01/25/37	0.347%	19,337,076	13,424,147
Series 2006-WF2 Class A2C 12/25/36	0.327%	1,810,001	1,795,607
Structured Asset Investment Loan Trust Series 2005-8 Class A4(b) 10/25/35	0.547%	3,195,780	3,134,069
Wachovia Student Loan Trust Series 2006-1 Class A6(a)(b) 04/25/40	0.447%	13,000,000	11,844,638
Total Asset-Backed Securities — Non-Agency (Cost: $276,438,964)			276,822,445

Inflation-Indexed Bonds 3.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UNITED STATES 3.4%
U.S. Treasury Inflation-Indexed Bond 04/15/16	0.125%	25,055,429	25,172,889
07/15/24	0.125%	18,727,902	18,264,087
01/15/25	0.250%	20,128,238	19,742,963
02/15/43	0.625%	6,153,958	5,455,866
02/15/44	1.375%	30,765,333	32,841,993
02/15/45	0.750%	7,701,409	7,034,759
Total			108,512,557
Total Inflation-Indexed Bonds (Cost: $111,647,834)			108,512,557

U.S. Treasury Obligations 23.0%

U.S. Treasury 05/31/17	0.625%	108,365,000	108,348,095
06/30/17	0.625%	121,560,000	121,522,013
05/31/20	1.500%	175,820,000	174,831,012
06/30/20	1.625%	80,390,000	80,377,439
05/15/25	2.125%	158,225,000	155,357,172
05/15/45	3.000%	102,165,000	100,121,700
Total U.S. Treasury Obligations (Cost: $738,523,989)			740,557,431

U.S. Government & Agency Obligations 1.1%

Federal Farm Credit Banks 10/22/25	2.730%	4,740,000	4,557,486
10/23/25	2.680%	2,775,000	2,694,625
10/18/27	2.950%	1,920,000	1,839,594
Federal Home Loan Banks 07/30/25	2.850%	4,345,000	4,251,561
Federal Home Loan Banks(b) 06/28/30	1.250%	12,735,000	12,740,387
Federal National Mortgage Association 05/01/25	2.670%	9,119,000	8,940,766
Total U.S. Government & Agency Obligations (Cost: $34,677,422)			35,024,419

Foreign Government Obligations(f) 0.7%

BRAZIL 0.1%
Brazilian Government International Bond 01/22/21	4.875%	1,700,000	1,776,174
COLOMBIA 0.1%
Colombia Government International Bond 07/12/21	4.375%	1,700,000	1,778,200

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2015 (Unaudited)

Foreign Government Obligations(f) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CROATIA —%
Croatia Government International Bond 07/14/20	6.625%	800,000	874,872
EL SALVADOR —%
El Salvador Government International Bond 12/01/19	7.375%	250,000	271,250
HUNGARY —%
Magyar Export-Import Bank Zrt.(a) 01/30/20	4.000%	1,400,000	1,405,250
LITHUANIA —%
Republic of Lithuania 02/11/20	7.375%	650,000	772,395
MEXICO 0.1%
Mexico Government International Bond 01/21/21	3.500%	1,900,000	1,938,000
MOROCCO —%
OCP SA 04/25/24	5.625%	300,000	313,050
PANAMA —%
Panama Government International Bond 01/30/20	5.200%	800,000	881,600
PERU 0.1%
Corporacion Financiera de Desarrollo SA(a) 07/15/19	3.250%	1,500,000	1,512,600
PHILIPPINES —%
Philippine Government International Bond 01/21/24	4.200%	1,350,000	1,471,500
ROMANIA —%
Romanian Government International Bond 01/22/24	4.875%	850,000	898,875
RUSSIAN FEDERATION 0.1%
Russian Foreign Bond — Eurobond 04/29/20	5.000%	1,700,000	1,744,710
SOUTH AFRICA —%
South Africa Government International Bond 01/17/24	4.665%	770,000	787,325
ZAR Sovereign Capital Fund Propriety Ltd. 06/24/20	3.903%	350,000	354,217
Total			1,141,542

Foreign Government Obligations(f) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SRI LANKA —%
Sri Lanka Government International Bond 01/14/19	6.000%	700,000	714,875
TURKEY 0.1%
Hazine Mustesarligi Varlik Kiralam AS(a) 10/10/18	4.557%	1,600,000	1,667,456
VENEZUELA —%
Venezuela Government International Bond 10/13/19	7.750%	1,500,000	581,250
VIRGIN ISLANDS 0.1%
Huarong Finance II Co., Ltd. 01/16/25	5.500%	1,800,000	1,879,810
Total Foreign Government Obligations (Cost: $22,563,047)			21,623,409

Municipal Bonds 0.7%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA 0.2%
University of California Revenue Bonds Taxable Series 2011Y-1(b) 07/01/41	0.687%	6,575,000	6,575,131
NEW YORK 0.5%
City of New York Unlimited General Obligation Bonds Build America Bonds Series 2009 10/01/31	5.206%	2,400,000	2,680,296
Series 2010 10/01/24	5.047%	5,000,000	5,624,500
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds Build America Bonds Series 2010 08/01/37	5.508%	2,110,000	2,512,419
New York State Urban Development Corp. Revenue Bonds Taxable State Personal Income Tax Series 2013
03/15/22	3.200%	4,375,000	4,462,413
Total			15,279,628
Total Municipal Bonds (Cost: $21,902,434)			21,854,759

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2015 (Unaudited)

Senior Loans 0.5%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
ENVIRONMENTAL —%
STI Infrastructure SARL Term Loan(b)(g) 08/22/20	6.250%	658,149	628,533
FINANCE COMPANIES 0.1%
Delos Finance SARL Term Loan(b)(g) 03/06/21	3.500%	1,500,000	1,495,125
GAMING —%
Twin River Management Group, Inc. Term Loan(b)(g) 07/10/20	5.250%	1,430,538	1,428,749
INDEPENDENT ENERGY 0.1%
EMG Utica LLC Term Loan(b)(g) 03/27/20	4.750%	1,403,524	1,368,436
MEG Energy Corp. Term Loan(b)(g) 03/31/20	3.750%	1,484,621	1,452,806
Total			2,821,242
MIDSTREAM —%
Power Buyer LLC(b)(g) 1st Lien Term Loan 05/06/20	4.250%	75,669	75,480
05/06/20	4.250%	1,409,944	1,406,419
Total			1,481,899
OIL FIELD SERVICES —%
Drillships Ocean Ventures, Inc. Term Loan(b)(g) 07/25/21	5.500%	1,488,750	1,263,576
PHARMACEUTICALS 0.1%
Valeant Pharmaceuticals International, Inc. Tranche B-F1 Term Loan(b)(g) 04/01/22	4.000%	2,244,375	2,240,627
TECHNOLOGY 0.1%
First Data Corp. Term Loan(b)(g) 03/24/17	3.687%	1,500,000	1,494,840

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
TRANSPORTATION SERVICES —%
OSG International, Inc. Term Loan(b)(g) 08/05/19	5.750%	1,485,000	1,486,856
WIRELINES 0.1%
Level 3 Financing, Inc. Tranche B3 Term Loan(b)(g) 08/01/19	4.000%	1,500,000	1,500,000
Total Senior Loans (Cost: $16,182,641)			15,841,447
Treasury Bills —%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
UNITED STATES —%
U.S. Treasury Bills(h) 07/23/15	0.005%	780,000	779,998
09/03/15	0.000%	722,000	722,000
Total			1,501,998
Total Treasury Bills (Cost: $1,501,998)			1,501,998
Money Market Funds 16.8%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(i)(j)		543,082,907	543,082,907
Total Money Market Funds (Cost: $543,082,907)			543,082,907
Total Investments (Cost: $3,642,827,595)			3,634,142,211
Other Assets & Liabilities, Net			(409,882,779)
Net Assets			3,224,259,432

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2015 (Unaudited)

Investments in Derivatives

At June 30, 2015, securities totaling $1,502,000 were pledged as collateral.

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	255	USD	32,173,829	09/2015	—	(157,417)
US ULTRA BOND	300	USD	46,218,750	09/2015	—	(1,166,610)
Total			78,392,579		—	(1,324,027)

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $306,927,350 or 9.52% of net assets.

(b)  Variable rate security.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(e)  Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.

(f)  Principal and interest may not be guaranteed by the government.

(g)  Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(h)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(i)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(j)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	300,917,628	1,924,980,721	(1,682,815,442)	543,082,907	199,228	543,082,907

Abbreviation Legend

AMBAC  Ambac Assurance Corporation

CMO  Collateralized Mortgage Obligation

PIK    Payment-in-Kind

Currency Legend

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	554,300,507	—	554,300,507
Residential Mortgage-Backed Securities — Agency	—	754,729,641	—	754,729,641
Residential Mortgage-Backed Securities — Non-Agency	—	207,764,346	28,685,798	236,450,144
Commercial Mortgage-Backed Securities — Agency	—	173,633,087	—	173,633,087
Commercial Mortgage-Backed Securities — Non-Agency	—	150,207,460	—	150,207,460
Asset-Backed Securities — Non-Agency	—	276,822,445	—	276,822,445
Inflation-Indexed Bonds	—	108,512,557	—	108,512,557
U.S. Treasury Obligations	740,557,431	—	—	740,557,431
U.S. Government & Agency Obligations	—	35,024,419	—	35,024,419
Foreign Government Obligations	—	21,623,409	—	21,623,409
Municipal Bonds	—	21,854,759	—	21,854,759
Senior Loans	—	15,212,914	628,533	15,841,447
Treasury Bills	1,501,998	—	—	1,501,998
Money Market Funds	543,082,907	—	—	543,082,907
Total Investments	1,285,142,336	2,319,685,544	29,314,331	3,634,142,211
Derivatives
Liabilities
Futures Contracts	(1,324,027)	—	—	(1,324,027)
Total	1,283,818,309	2,319,685,544	29,314,331	3,632,818,184

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities — Non-Agency ($)	Senior Loans ($)	Total ($)
Balance as of December 31, 2014	15,188,413	6,957,732	—	22,146,145
Increase (decrease) in accrued discounts/premiums	—	80	—	80
Realized gain (loss)	—	(203,215)	1,535	(201,680)
Change in unrealized appreciation (depreciation)(a)	—	210,354	(14,261)	196,093
Sales	—	(2,173,076)	(307,026)	(2,480,102)
Purchases	—	23,893,923	—	23,893,923
Transfers into Level 3	—	—	948,285	948,285
Transfers out of Level 3	(15,188,413)	—	—	(15,188,413)
Balance as of June 30, 2015	—	28,685,798	628,533	29,314,331

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2015 was $(30,268), which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(16,007) and Senior Loans of $(14,261).

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 2.1%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BANKING 1.0%
National Bank of Canada(a) 04/20/18	1.400%	12,275,000	12,254,623
FOREIGN LOCAL GOVERNMENT 1.1%
Norddeutsche Landesbank Girozentrale(a) 02/05/19	2.000%	14,400,000	14,545,858
Total Corporate Bonds & Notes (Cost: $26,860,886)			26,800,481
Residential Mortgage-Backed Securities — Agency 41.3%
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Series T-11 Class A8 01/25/28	6.500%	1,748,670	1,987,618
Federal Home Loan Mortgage Corp. 08/01/18- 04/01/31	4.500%	86,273,271	90,022,590
10/01/26- 04/01/32	4.000%	6,542,217	6,960,152
04/01/30	3.500%	4,460,165	4,734,995
11/01/37- 12/01/38	6.500%	1,146,574	1,306,233
07/01/41	5.500%	1,954,656	2,247,932
CMO Series 2638 Class MJ 07/15/33	5.000%	5,435,988	6,067,236
CMO Series 2744 Class JH 02/15/34	5.000%	4,772,401	5,277,397
CMO Series 2762 Class LY 03/15/34	5.000%	2,694,659	2,997,353
CMO Series 3537 Class DL 05/15/39	6.000%	4,085,934	4,677,075
CMO Series 3574 Class D 09/15/39	5.000%	3,145,122	3,467,516
CMO Series 4227 Class AB 10/15/37	3.500%	1,651,569	1,741,783
CMO Series 4327 Class A 02/15/40	4.000%	39,713,878	43,111,480
CMO Series 4382 Class AB 07/15/40	3.000%	2,817,463	2,912,659
CMO Series 4483 Class PA 06/15/45	2.500%	11,600,000	11,863,320
Structured Pass-Through Securities CMO Series T-55 Class 1A2 03/25/43	7.000%	1,599	1,782
CMO Series T-57 Class 1A3 07/25/43	7.500%	896,659	1,070,441
CMO Series T-59 Class 1A3 10/25/43	7.500%	179,845	215,105
CMO Series T-60 Class 1A2 03/25/44	7.000%	185,454	228,458

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series T-60 Class 1A3 03/25/44	7.500%	71,162	86,632
Federal Home Loan Mortgage Corp.(b) 06/01/37	6.065%	1,459,393	1,556,166
07/01/38	5.886%	4,183,673	4,472,606
10/01/38	5.983%	1,702,289	1,818,710
08/01/41	3.113%	9,369,751	9,952,107
12/01/43	3.029%	9,141,479	9,483,248
06/01/45	2.833%	5,000,000	5,133,707
Structured Pass-Through Securities CMO Series T-41 Class 3A 07/25/32	6.152%	1,962,163	2,231,266
CMO Series T-51 Class 2A 08/25/42	7.500%	1,897,755	2,269,536
Federal National Mortgage Association 02/01/23- 07/25/40	5.000%	14,294,733	15,568,917
06/01/25- 10/01/26	4.500%	14,358,180	15,388,204
12/01/25- 03/01/33	4.000%	17,129,561	18,370,694
12/01/29- 06/01/30	3.500%	10,045,534	10,630,425
12/01/33	5.500%	3,994,346	4,551,521
CMO Series 2000-T6 Class A1 06/25/30	7.500%	650,093	748,442
CMO Series 2001-T1 Class A1 10/25/40	7.500%	5,324,559	6,245,772
CMO Series 2001-T3 Class A1 11/25/40	7.500%	746,979	871,599
CMO Series 2001-T4 Class A1 07/25/41	7.500%	109,062	130,838
CMO Series 2001-T8 Class A1 07/25/41	7.500%	2,680,555	3,022,846
CMO Series 2002-14 Class A1 01/25/42	7.000%	804,973	926,451
CMO Series 2002-14 Class A2 01/25/42	7.500%	1,689,635	1,998,380
CMO Series 2002-26 Class A1 01/25/48	7.000%	1,055,846	1,228,979
CMO Series 2002-26 Class A2 01/25/48	7.500%	3,131,976	3,760,172
CMO Series 2002-33 Class A2 06/25/32	7.500%	158,389	189,891
CMO Series 2002-80 Class A1 11/25/42	6.500%	1,295,869	1,480,667
CMO Series 2002-90 Class A1 06/25/42	6.500%	30,942	35,339
CMO Series 2002-T16 Class A2 07/25/42	7.000%	818,006	960,803
CMO Series 2002-W8 Class A3 06/25/42	7.500%	126,793	147,637
CMO Series 2003-25 Class KP 04/25/33	5.000%	3,642,553	3,975,024
CMO Series 2003-63 Class GB 07/25/33	4.000%	6,715,541	7,118,877

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-W11 Class 1A2 05/25/44	6.500%	872,995	1,018,626
CMO Series 2004-W14 Class 2A 07/25/44	7.500%	164,437	191,520
CMO Series 2004-W2 Class 5A 03/25/44	7.500%	251,888	289,265
CMO Series 2004-W9 Class 2A3 02/25/44	7.500%	911,169	1,066,825
CMO Series 2005-W1 Class 1A4 10/25/44	7.500%	2,521,496	3,101,167
CMO Series 2005-W3 Class 1A 03/25/45	7.500%	1,297,422	1,543,855
CMO Series 2005-W4 Class 1A3 08/25/45	7.000%	2,132,983	2,467,246
CMO Series 2006-24 Class DB 04/25/26	5.500%	3,003,952	3,291,331
CMO Series 2006-4 Class MD 03/25/35	6.000%	1,186,711	1,261,675
CMO Series 2009-14 Class A 06/25/35	7.000%	3,190,373	3,718,836
CMO Series 2010-71 Class HJ 07/25/40	5.500%	2,741,868	3,126,489
CMO Series 2010-98 Class EA 09/25/30	4.000%	3,451,320	3,691,135
CMO Series 2011-46 Class BA 04/25/37	4.000%	5,593,838	5,840,386
CMO Series 2012-28 Class PT 03/25/42	4.000%	5,829,061	6,162,757
CMO Series 2012-3 Class CD 02/25/42	7.000%	2,823,131	3,324,034
CMO Series 2013-103 Class H 03/25/38	4.500%	10,860,653	11,877,167
CMO Series 2044-W8 Class 3A 06/25/44	7.500%	1,282,163	1,497,380
Federal National Mortgage Association(b) 03/01/41	3.531%	2,149,378	2,250,701
08/01/41	3.697%	3,656,823	3,870,008
09/01/41	3.566%	6,588,958	6,964,654
12/01/41	2.655%	8,035,260	8,379,796
12/01/41	3.543%	6,235,615	6,533,346
05/01/42	2.298%	7,462,935	7,692,961
05/01/42	2.340%	11,577,506	11,946,729
11/01/42	2.249%	14,922,809	15,295,565
10/01/43	2.335%	5,467,947	5,584,668
10/01/43	2.496%	7,920,699	8,121,400
12/01/43	3.244%	2,997,995	3,120,944
04/01/45	2.625%	14,684,566	15,008,569
06/01/45	2.794%	5,154,000	5,295,203
CMO Series 1999-T2 Class A1 01/19/39	7.500%	291,665	322,101
CMO Series 2001-W3 Class A 09/25/41	6.792%	123,589	140,700
CMO Series 2002-W6 Class 2A1 06/25/42	6.383%	950,453	1,086,829
CMO Series 2003-W1 Class 2A 12/25/42	6.475%	329,693	383,008

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-W4 Class 4A 10/25/42	6.997%	717,963	823,277
Federal National Mortgage Association(c) 01/01/20	4.500%	21,927,972	22,887,618
Government National Mortgage Association 03/15/33	5.500%	2,095,233	2,419,746
CMO Series 2001-53 Class PB 11/20/31	6.500%	5,901,000	6,870,452
Total Residential Mortgage-Backed Securities — Agency (Cost: $512,769,046)			513,714,550
Residential Mortgage-Backed Securities — Non-Agency 1.5%
Federal Home Loan Mortgage Corp.(c) 08/01/45	2.980%	1,594,000	1,631,733
08/01/45	3.000%	3,617,000	3,705,447
Federal National Mortgage Association(c) 07/01/45	2.785%	3,596,000	3,673,118
JPMorgan Mortgage Trust(a)(b) CMO Series 2015-1 Class 1A2 12/25/44	2.685%	4,099,824	4,150,655
CMO Series 2015-IVR2 Class A2 01/25/45	2.771%	6,096,119	6,133,152
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $19,302,776)			19,294,105
Commercial Mortgage-Backed Securities — Agency 3.0%
Federal National Mortgage Association Series 2011-M2 Class A1 04/25/21	2.019%	3,434,749	3,484,137
Federal National Mortgage Association(b) Series 2015-M10 Class FA 03/25/19	0.434%	7,184,000	7,181,924
Series 2015-M4 Class FA 09/25/18	0.404%	19,733,247	19,772,259
Series 2015-M8 Class FA 11/25/18	0.356%	7,170,353	7,171,415
Total Commercial Mortgage-Backed Securities — Agency (Cost: $37,524,263)			37,609,735

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2015 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency 5.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust Series 2012-LC4 Class A2 12/10/44	2.256%	4,976,048	5,042,114
Series 2012-LC4 Class A3 12/10/44	3.069%	5,569,000	5,772,296
Series 2013-CR6 Class A1 03/10/46	0.719%	2,840,951	2,823,138
DBUBS Mortgage Trust Series 2011-LC2A Class A1(a) 07/10/44	3.527%	534,900	556,607
GS Mortgage Securities Corp. Trust Series 2010-C2 Class A1(a) 12/10/43	3.849%	8,478,327	8,603,240
GS Mortgage Securities Trust Series 2010-C1 Class A1(a) 08/10/43	3.679%	3,778,101	3,915,450
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class A1 02/15/47	1.254%	1,792,587	1,788,193
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 Class A2 08/15/46	3.149%	1,394,754	1,423,047
Series 2012-CBX Class A3 06/15/45	3.139%	5,093,439	5,245,478
JPMorgan Chase Commercial Mortgage Securities Trust(a) Series 2010-C1 Class A2 06/15/43	4.608%	4,689,000	4,946,520
Series 2010-C2 Class A2 11/15/43	3.616%	3,990,000	4,166,486
Series 2010-CNTR Class A1 08/05/32	3.300%	1,872,496	1,927,651
Series 2011-C3 Class A2 02/15/46	3.673%	6,334,057	6,454,550
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class A2 11/15/45	1.868%	5,912,000	5,954,324
Morgan Stanley Capital I Trust Series 2011-C3 Class A2 07/15/49	3.224%	4,367,603	4,457,358
Morgan Stanley Capital I Trust(a) Series 2011-C2 Class A3 06/15/44	4.210%	1,251,000	1,336,585
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $65,594,024)			64,413,037
Asset-Backed Securities — Non-Agency 10.8%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust Series 2015-2 Class A1(b) 01/15/21	0.755%	3,861,000	3,863,728
Avis Budget Rental Car Funding AESOP LLC Series 2012-3A Class A(a) 03/20/19	2.100%	8,571,000	8,629,986
California Republic Auto Receivables Trust Series 2014-1 Class A4 08/15/19	1.480%	5,681,000	5,699,872
Series 2014-2 Class A3 08/15/18	0.910%	5,571,000	5,572,777
Series 2014-2 Class A4 12/16/19	1.570%	6,127,000	6,146,318
Series 2014-3 Class A4 03/16/20	1.790%	5,647,000	5,679,806
Series 2015-1 Class A4 09/15/20	1.820%	3,801,000	3,813,995
Capital Auto Receivables Asset Trust Series 2014-2 Class A4 10/22/18	1.620%	5,674,000	5,707,093
Series 2015-1 Class A4 10/21/19	1.860%	4,466,000	4,466,699
Series 2015-2 Class A2 09/20/18	1.390%	7,631,000	7,630,468
Series 2015-2 Class A3 09/20/19	1.730%	7,631,000	7,631,075
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class A2(b) 01/15/20	0.586%	4,492,000	4,492,000
Navient Private Education Loan Trust Series 2014-CTA Class A(a)(b) 09/16/24	0.886%	13,719,544	13,716,705
Nelnet Student Loan Trust Series 2004-4 Class A5(b) 01/25/37	0.437%	7,057,788	6,987,436
SLC Student Loan Trust(b) Series 2007-2 Class A2 05/15/28	0.674%	1,893,972	1,894,477
Series 2010-1 Class A 11/25/42	1.157%	3,424,922	3,465,473
SLM Private Education Loan Trust(a)(b) Series 2010-A Class 1A 05/16/44	3.200%	2,438,050	2,529,126
Series 2010-A Class 2A 05/16/44	3.436%	8,708,406	9,119,930
Series 2011-C Class A2A 10/17/44	3.436%	3,348,000	3,585,052
Series 2014-A Class A2B 01/15/26	1.334%	3,637,000	3,674,320

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Student Loan Trust(b) Series 2002-6 Class A4CP 03/15/19	0.474%	379,133	378,538
Series 2005-6 Class A5B 07/27/26	1.477%	1,976,847	2,011,883
SMB Private Education Loan Trust Series 2015-A Class A1(a)(b) 07/17/23	0.786%	18,062,851	18,063,392
Total Asset-Backed Securities — Non-Agency (Cost: $134,652,196)			134,760,149
U.S. Treasury Obligations 32.4%
U.S. Treasury 02/29/16	0.250%	37,178,000	37,201,236
07/15/16	0.625%	31,462,000	31,548,017
08/15/16	0.625%	28,278,000	28,357,532
08/31/16	0.500%	31,368,000	31,412,104
09/30/16	0.500%	31,976,000	32,015,970
12/15/16	0.625%	31,013,000	31,075,987
04/30/17	0.500%	37,514,000	37,455,384
05/31/17	0.625%	89,949,000	89,934,968
07/15/17	0.875%	11,859,000	11,908,108
05/15/18	1.000%	43,454,000	43,501,539
06/15/18	1.125%	28,015,000	28,120,056
Total U.S. Treasury Obligations (Cost: $402,200,603)			402,530,901

U.S. Government & Agency Obligations 4.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks 11/20/15	0.500%	35,000,000	35,042,630
11/23/16	0.625%	18,000,000	18,010,908
Total U.S. Government & Agency Obligations (Cost: $53,046,713)			53,053,538

Money Market Funds 3.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(d)(e)	36,839,734	36,839,734
Total Money Market Funds (Cost: $36,839,734)		36,839,734
Total Investments (Cost: $1,288,790,241)		1,289,016,230
Other Assets & Liabilities, Net		(45,064,882)
Net Assets		1,243,951,348

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $128,309,888 or 10.31% of net assets.

(b)  Variable rate security.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	52,620,671	1,366,250,974	(1,382,031,911)	36,839,734	40,611	36,839,734

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	26,800,481	—	26,800,481
Residential Mortgage-Backed Securities — Agency	—	513,714,550	—	513,714,550
Residential Mortgage-Backed Securities — Non-Agency	—	10,283,807	9,010,298	19,294,105
Commercial Mortgage-Backed Securities — Agency	—	37,609,735	—	37,609,735
Commercial Mortgage-Backed Securities — Non-Agency	—	64,413,037	—	64,413,037
Asset-Backed Securities — Non-Agency	—	134,760,149	—	134,760,149
U.S. Treasury Obligations	402,530,901	—	—	402,530,901
U.S. Government & Agency Obligations	—	53,053,538	—	53,053,538
Money Market Funds	36,839,734	—	—	36,839,734
Total Investments	439,370,635	840,635,297	9,010,298	1,289,016,230

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

	Columbia Variable Portfolio — U.S. Equities Fund	Variable Portfolio — American Century Diversified Bond Fund	Variable Portfolio — Columbia Wanger International Equities Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $1,200,900,095, $4,886,973,120, $334,007,795)	$1,254,005,146	$4,863,784,899	$364,174,636
Affiliated issuers (identified cost $162,437,999, $288,905,165, $35,519,896)	162,437,999	288,905,165	35,519,896
Total investments (identified cost $1,363,338,094, $5,175,878,285, $369,527,691)	1,416,443,145	5,152,690,064	399,694,532
Cash	—	—	20
Foreign currency (identified cost $—, $—, $81,697)	—	—	81,731
Margin deposits	5,314,200	—	2,519,432
Unrealized appreciation on forward foreign currency exchange contracts	—	4,922,493	—
Receivable for:
Investments sold	68,713,825	2,995,134	46,546,299
Capital shares sold	110,109	—	—
Dividends	1,087,862	20,807	814,059
Interest	—	29,712,167	—
Foreign tax reclaims	1,751	31,341	607,680
Variation margin	510,580	—	254,100
Total assets	1,492,181,472	5,190,372,006	450,517,853
Liabilities
Due to custodian	890	54,643	—
Unrealized depreciation on forward foreign currency exchange contracts	—	2,145,148	—
Payable for:
Investments purchased	153,880,545	155,066,318	62,934
Investments purchased on a delayed delivery basis	—	558,422,596	—
Capital shares purchased	142,676	3,557,794	5,583
Variation margin	74,764	—	142,800
Foreign capital gains taxes deferred	—	—	3,858
Investment management fees	489,063	1,610,318	451,437
Distribution and/or service fees	3,520	1,626	4,988
Transfer agent fees	38,011	228,889	29,566
Administration fees	49,413	223,621	39,120
Compensation of board members	32,748	90,842	31,649
Custodian fees	3,421	17,480	75,329
Other expenses	38,897	73,768	13,800
Other liabilities	—	—	424
Total liabilities	154,753,948	721,493,043	861,488
Net assets applicable to outstanding capital stock	$1,337,427,524	$4,468,878,963	$449,656,365

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

	Columbia Variable Portfolio — U.S. Equities Fund	Variable Portfolio — American Century Diversified Bond Fund	Variable Portfolio — Columbia Wanger International Equities Fund
Represented by
Paid-in capital	$—	$4,441,943,081	$333,965,645
Undistributed (excess of distributions over) net investment income	—	32,108,354	(1,790,785)
Accumulated net realized gain (loss)	—	15,030,692	88,610,485
Unrealized appreciation (depreciation) on:
Investments	—	(23,188,221)	30,166,841
Foreign currency translations	—	207,712	(70,266)
Forward foreign currency exchange contracts	—	2,777,345	—
Futures contracts	—	—	(1,221,697)
Foreign capital gains tax	—	—	(3,858)
Trust capital	$1,337,427,524	$—	$—
Total — representing net assets applicable to outstanding capital stock	$1,337,427,524	$4,468,878,963	$449,656,365
Class 1
Net assets	$1,321,692,750	$4,461,410,553	$426,901,891
Shares outstanding	67,510,233	415,598,048	35,848,365
Net asset value per share	$19.58	$10.73	$11.91
Class 2
Net assets	$15,734,774	$7,468,410	$22,754,474
Shares outstanding	813,984	697,404	1,913,052
Net asset value per share	$19.33	$10.71	$11.89

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

	Variable Portfolio — DFA International Value Fund	Variable Portfolio — Eaton Vance Floating-Rate Income Fund	Variable Portfolio — Holland Large Cap Growth Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $1,848,923,474, $107,283,214, $1,058,946,844)	$1,928,364,723	$102,441,474	$1,310,559,897
Affiliated issuers (identified cost $37,363,883, $11,747,012, $14,957,109)	37,363,883	11,747,012	14,957,109
Total investments (identified cost $1,886,287,357, $119,030,226, $1,073,903,953)	1,965,728,606	114,188,486	1,325,517,006
Cash	98,783	2,324,094	5,008
Foreign currency (identified cost $6,216,969, $—, $—)	6,234,377	—	—
Receivable for:
Investments sold	14,413	31,178,871	5,795,284
Capital shares sold	261,436	—	—
Dividends	3,726,658	2,454	505,135
Interest	—	966,526	—
Foreign tax reclaims	2,980,015	—	39,930
Expense reimbursement due from Investment Manager	—	16,761	—
Total assets	1,979,044,288	148,677,192	1,331,862,363
Liabilities
Payable for:
Investments purchased	36,758,423	1,514,637	6,273,765
Investments purchased on a delayed delivery basis	—	653,676	—
Capital shares purchased	2,080,671	31,672	1,746,966
Investment management fees	1,334,162	190,327	769,491
Distribution and/or service fees	2,156	6,703	1,452
Transfer agent fees	96,776	18,126	72,564
Administration fees	119,483	21,147	67,046
Compensation of board members	52,875	37,351	58,139
Other expenses	68,333	70,039	22,512
Other liabilities	48,400	—	—
Total liabilities	40,561,279	2,543,678	9,011,935
Net assets applicable to outstanding capital stock	$1,938,483,009	$146,133,514	$1,322,850,428

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

	Variable Portfolio — DFA International Value Fund	Variable Portfolio — Eaton Vance Floating-Rate Income Fund	Variable Portfolio — Holland Large Cap Growth Fund
Represented by
Paid-in capital	$1,843,553,540	$153,676,213	$—
Undistributed (excess of distributions over) net investment income	5,789,957	9,202,962	—
Accumulated net realized gain (loss)	10,024,517	(11,903,921)	—
Unrealized appreciation (depreciation) on:
Investments	79,441,249	(4,841,740)	—
Foreign currency translations	(326,254)	—	—
Trust capital	$—	$—	$1,322,850,428
Total — representing net assets applicable to outstanding capital stock	$1,938,483,009	$146,133,514	$1,322,850,428
Class 1
Net assets	$1,928,611,111	$115,186,557	$1,316,263,298
Shares outstanding	187,093,022	14,312,458	67,884,446
Net asset value per share	$10.31	$8.05	$19.39
Class 2
Net assets	$9,871,898	$30,946,957	$6,587,130
Shares outstanding	959,569	3,902,189	344,101
Net asset value per share	$10.29	$7.93	$19.14

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

	Variable Portfolio — Invesco International Growth Fund	Variable Portfolio — J.P. Morgan Core Bond Fund	Variable Portfolio — Jennison Mid Cap Growth Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $1,784,393,801, $3,179,292,989, $198,747,387)	$2,070,029,451	$3,237,308,690	$244,077,647
Affiliated issuers (identified cost $189,513,795, $388,579,067, $6,009,740)	189,513,795	388,579,067	6,009,740
Total investments (identified cost $1,973,907,596, $3,567,872,056, $204,757,127)	2,259,543,246	3,625,887,757	250,087,387
Foreign currency (identified cost $6,151,087, $—, $—)	6,143,033	—	—
Receivable for:
Investments sold	129,255	8,196,066	4,350,420
Capital shares sold	256,939	—	36,158
Dividends	4,789,009	38,568	196,514
Interest	—	16,088,857	—
Foreign tax reclaims	4,703,603	10,986	—
Expense reimbursement due from Investment Manager	—	2,853	—
Total assets	2,275,565,085	3,650,225,087	254,670,479
Liabilities
Due to custodian	—	4,333,225	—
Payable for:
Investments purchased	22,374,899	34,387,720	2,495,981
Investments purchased on a delayed delivery basis	—	32,960,498	—
Capital shares purchased	2,524,373	4,111,089	401
Investment management fees	1,632,777	1,314,093	377,352
Distribution and/or service fees	3,955	1,370	2,422
Transfer agent fees	121,163	181,494	30,188
Administration fees	147,935	184,123	29,663
Compensation of board members	67,076	87,733	41,063
Other expenses	102,765	35,827	18,066
Total liabilities	26,974,943	77,597,172	2,995,136
Net assets applicable to outstanding capital stock	$2,248,590,142	$3,572,627,915	$251,675,343

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

	Variable Portfolio — Invesco International Growth Fund	Variable Portfolio — J.P. Morgan Core Bond Fund	Variable Portfolio — Jennison Mid Cap Growth Fund
Represented by
Paid-in capital	$1,888,653,238	$3,494,941,090	$—
Undistributed (excess of distributions over) net investment income	1,436,694	18,070,981	—
Accumulated net realized gain (loss)	72,965,145	1,600,143	—
Unrealized appreciation (depreciation) on:
Investments	285,635,650	58,015,701	—
Foreign currency translations	(100,585)	—	—
Trust capital	$—	$—	$251,675,343
Total — representing net assets applicable to outstanding capital stock	$2,248,590,142	$3,572,627,915	$251,675,343
Class 1
Net assets	$2,230,285,693	$3,566,287,188	$240,402,640
Shares outstanding	184,447,405	331,820,878	12,155,942
Net asset value per share	$12.09	$10.75	$19.78
Class 2
Net assets	$18,304,449	$6,340,727	$11,272,703
Shares outstanding	1,518,694	591,754	578,048
Net asset value per share	$12.05	$10.72	$19.50

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

	Variable Portfolio — Loomis Sayles Growth Fund	Variable Portfolio — MFS Value Fund	Variable Portfolio — Morgan Stanley Global Real Estate Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $1,974,264,220, $1,434,056,054, $182,689,029)	$2,137,343,093	$2,039,467,866	$206,491,211
Affiliated issuers (identified cost $13,357,319, $23,325,345, $2,216,129)	13,357,319	23,325,345	2,216,129
Total investments (identified cost $1,987,621,539, $1,457,381,399, $184,905,158)	2,150,700,412	2,062,793,211	208,707,340
Foreign currency (identified cost $—, $39,312, $878,293)	—	39,312	871,832
Receivable for:
Investments sold	—	—	239,786
Dividends	1,244,806	3,427,035	673,810
Foreign tax reclaims	193,298	108,308	91,693
Expense reimbursement due from Investment Manager	—	—	10,933
Total assets	2,152,138,516	2,066,367,866	210,595,394
Liabilities
Due to custodian	—	31,025	—
Payable for:
Investments purchased	—	1,743,907	816,302
Capital shares purchased	1,692,369	1,753,325	2,381
Investment management fees	1,018,489	1,203,034	158,777
Distribution and/or service fees	1,107	3,614	4,687
Transfer agent fees	98,550	118,060	11,208
Administration fees	88,702	104,961	14,944
Compensation of board members	56,060	68,657	25,245
Other expenses	21,063	23,050	38,783
Total liabilities	2,976,340	5,049,633	1,072,327
Net assets applicable to outstanding capital stock	$2,149,162,176	$2,061,318,233	$209,523,067

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

	Variable Portfolio — Loomis Sayles Growth Fund	Variable Portfolio — MFS Value Fund	Variable Portfolio — Morgan Stanley Global Real Estate Fund
Represented by
Paid-in capital	$—	$—	$178,052,648
Undistributed (excess of distributions over) net investment income	—	—	(5,173,016)
Accumulated net realized gain (loss)	—	—	12,847,908
Unrealized appreciation (depreciation) on:
Investments	—	—	23,802,182
Foreign currency translations	—	—	(6,655)
Trust capital	$2,149,162,176	$2,061,318,233	$—
Total — representing net assets applicable to outstanding capital stock	$2,149,162,176	$2,061,318,233	$209,523,067
Class 1
Net assets	$2,144,214,021	$2,044,883,308	$188,273,112
Shares outstanding	111,039,507	107,839,727	21,557,520
Net asset value per share	$19.31	$18.96	$8.73
Class 2
Net assets	$4,948,155	$16,434,925	$21,249,955
Shares outstanding	259,548	877,468	2,443,440
Net asset value per share	$19.06	$18.73	$8.70

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

	Variable Portfolio — NFJ Dividend Value Fund	Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	Variable Portfolio — Partners Small Cap Growth Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $1,724,066,540, $1,208,222,698, $427,630,405)	$1,996,752,964	$1,570,081,115	$568,431,047
Affiliated issuers (identified cost $54,350,271, $27,484,793, $21,813,440)	54,350,271	27,484,793	21,813,440
Total investments (identified cost $1,778,416,811, $1,235,707,491, $449,443,845)	2,051,103,235	1,597,565,908	590,244,487
Receivable for:
Investments sold	14,187,824	9,376,532	1,167,420
Dividends	2,528,758	619,699	316,659
Foreign tax reclaims	381,718	16,978	2,479
Expense reimbursement due from Investment Manager	—	—	31,464
Total assets	2,068,201,535	1,607,579,117	591,762,509
Liabilities
Payable for:
Investments purchased	19,168,550	21,145,424	4,460,083
Capital shares purchased	859,064	1,747,190	4,522
Investment management fees	1,143,165	889,644	446,450
Distribution and/or service fees	2,081	1,148	952
Transfer agent fees	110,876	84,579	31,017
Administration fees	98,974	77,059	40,965
Compensation of board members	66,263	56,600	29,374
Other expenses	7,276	7,954	22,604
Total liabilities	21,456,249	24,009,598	5,035,967
Net assets applicable to outstanding capital stock	$2,046,745,286	$1,583,569,519	$586,726,542
Represented by
Trust capital	$2,046,745,286	$1,583,569,519	$586,726,542
Total — representing net assets applicable to outstanding capital stock	$2,046,745,286	$1,583,569,519	$586,726,542
Class 1
Net assets	$2,037,421,390	$1,578,285,805	$582,340,875
Shares outstanding	110,675,022	77,518,995	29,205,524
Net asset value per share	$18.41	$20.36	$19.94
Class 2
Net assets	$9,323,896	$5,283,714	$4,385,667
Shares outstanding	513,014	263,025	222,851
Net asset value per share	$18.17	$20.09	$19.68

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

	Variable Portfolio — Pyramis® International Equity Fund	Variable Portfolio — TCW Core Plus Bond Fund	Variable Portfolio — Wells Fargo Short Duration Government Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $2,047,569,840, $3,099,744,688, $1,251,950,507)	$2,178,368,009	$3,091,059,304	$1,252,176,496
Affiliated issuers (identified cost $127,381,863, $543,082,907, $36,839,734)	127,381,863	543,082,907	36,839,734
Total investments (identified cost $2,174,951,703, $3,642,827,595, $1,288,790,241)	2,305,749,872	3,634,142,211	1,289,016,230
Cash	—	4,352,971	60,494
Foreign currency (identified cost $406,333, $—, $—)	404,333	—	—
Margin deposits	3,102,000	—	—
Receivable for:
Investments sold	2,644,762	42,715,052	11,028,964
Investments sold on a delayed delivery basis	—	5,370,159	—
Capital shares sold	256,920	65,840	—
Dividends	4,201,865	52,503	5,234
Interest	—	10,595,432	2,736,123
Foreign tax reclaims	5,124,885	425	—
Total assets	2,321,484,637	3,697,294,593	1,302,847,045
Liabilities
Payable for:
Investments purchased	3,292,300	57,560,504	26,093,414
Investments purchased on a delayed delivery basis	—	410,420,375	28,604,018
Capital shares purchased	2,523,356	3,557,868	3,418,469
Variation margin	239,700	26,719	—
Investment management fees	1,562,788	1,070,417	534,512
Distribution and/or service fees	1,568	780	1,976
Transfer agent fees	115,164	150,237	67,760
Administration fees	140,936	156,284	74,336
Compensation of board members	48,579	53,563	72,854
Other expenses	79,565	38,414	28,358
Other liabilities	56,602	—	—
Total liabilities	8,060,558	473,035,161	58,895,697
Net assets applicable to outstanding capital stock	$2,313,424,079	$3,224,259,432	$1,243,951,348

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

	Variable Portfolio — Pyramis® International Equity Fund	Variable Portfolio — TCW Core Plus Bond Fund	Variable Portfolio — Wells Fargo Short Duration Government Fund
Represented by
Paid-in capital	$2,170,690,990	$3,220,642,570	$1,233,553,555
Undistributed (excess of distributions over) net investment income	(6,507,469)	13,810,066	6,376,469
Accumulated net realized gain (loss)	21,458,434	(183,793)	3,795,335
Unrealized appreciation (depreciation) on:
Investments	130,798,169	(8,685,384)	225,989
Foreign currency translations	(314,016)	—	—
Futures contracts	(2,702,029)	(1,324,027)	—
Total — representing net assets applicable to outstanding capital stock	$2,313,424,079	$3,224,259,432	$1,243,951,348
Class 1
Net assets	$2,306,222,841	$3,220,673,533	$1,234,866,267
Shares outstanding	203,539,896	310,492,240	121,830,858
Net asset value per share	$11.33	$10.37	$10.14
Class 2
Net assets	$7,201,238	$3,585,899	$9,085,081
Shares outstanding	638,152	346,487	898,961
Net asset value per share	$11.28	$10.35	$10.11

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

	Columbia Variable Portfolio — U.S. Equities Fund	Variable Portfolio — American Century Diversified Bond Fund	Variable Portfolio — Columbia Wanger International Equities Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$2,390,739	$—	$9,265,644
Dividends — affiliated issuers	17,526	66,569	18,702
Interest	—	44,733,584	98,671
Foreign taxes withheld	(8,371)	—	(929,751)
Total income	2,399,894	44,800,153	8,453,266
Expenses:
Investment management fees	1,735,883	7,453,744	3,070,169
Distribution and/or service fees
Class 2	19,157	8,753	26,409
Transfer agent fees
Class 1	120,004	1,027,822	197,270
Class 2	4,598	2,101	6,338
Administration fees	164,805	1,044,234	266,885
Compensation of board members	7,859	26,004	9,792
Custodian fees	5,576	24,353	109,138
Printing and postage fees	7,153	5,681	9,949
Professional fees	14,364	25,422	24,349
Other	5,829	20,884	17,047
Total expenses	2,085,228	9,638,998	3,737,346
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(72,395)	(17,216)	—
Total net expenses	2,012,833	9,621,782	3,737,346
Net investment income (loss)	387,061	35,178,371	4,715,920
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	62,097,676	697,622	89,457,918
Foreign currency translations	(107)	(691,699)	(247,463)
Forward foreign currency exchange contracts	—	19,930,967	—
Futures contracts	(2,379,887)	557,872	29,369
Net realized gain (loss)	59,717,682	20,494,762	89,239,824
Net change in unrealized appreciation (depreciation) on:
Investments	(70,865,725)	(60,359,236)	(51,980,746)
Foreign currency translations	(54)	679,111	(21,050)
Forward foreign currency exchange contracts	—	(10,014,785)	—
Futures contracts	(1,647,184)	—	(1,221,697)
Foreign capital gains tax	—	—	99,491
Net change in unrealized appreciation (depreciation)	(72,512,963)	(69,694,910)	(53,124,002)
Net realized and unrealized gain (loss)	(12,795,281)	(49,200,148)	36,115,822
Net change in net assets resulting from operations	$(12,408,220)	$(14,021,777)	$40,831,742

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF OPERATIONS (continued)

Six Months Ended June 30, 2015 (Unaudited)

	Variable Portfolio — DFA International Value Fund	Variable Portfolio — Eaton Vance Floating-Rate Income Fund	Variable Portfolio — Holland Large Cap Growth Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$38,847,558	$—	$52,412,993
Dividends — affiliated issuers	5,939	6,303	10,345
Interest	11,447	11,208,332	—
Foreign taxes withheld	(3,726,582)	—	—
Total income	35,138,362	11,214,635	52,423,338
Expenses:
Investment management fees	6,811,354	1,563,311	4,442,319
Distribution and/or service fees
Class 2	10,264	38,600	7,791
Transfer agent fees
Class 1	489,785	139,619	417,558
Class 2	2,463	9,264	1,870
Administration fees	611,495	173,003	386,718
Compensation of board members	15,200	9,461	14,675
Custodian fees	88,926	56,538	5,275
Printing and postage fees	6,257	10,638	10,516
Professional fees	29,945	21,189	16,498
Other	21,626	6,612	11,079
Total expenses	8,087,315	2,028,235	5,314,299
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(124,505)	—
Total net expenses	8,807,315	1,903,730	5,314,299
Net investment income (loss)	27,051,047	9,310,905	47,109,039
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	12,892,968	(8,091,356)	55,891,174
Foreign currency translations	(620,168)	—	—
Net realized gain (loss)	12,272,800	(8,091,356)	55,891,174
Net change in unrealized appreciation (depreciation) on:
Investments	45,456,202	12,083,037	(43,233,946)
Foreign currency translations	(101,858)	—	—
Net change in unrealized appreciation (depreciation)	45,354,344	12,083,037	(43,233,946)
Net realized and unrealized gain (loss)	57,627,144	3,991,681	12,657,228
Net change in net assets resulting from operations	$84,678,191	$13,302,586	$59,766,267

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF OPERATIONS (continued)

Six Months Ended June 30, 2015 (Unaudited)

	Variable Portfolio — Invesco International Growth Fund	Variable Portfolio — J.P. Morgan Core Bond Fund	Variable Portfolio — Jennison Mid Cap Growth Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$39,380,402	$—	$2,503,947
Dividends — affiliated issuers	99,498	87,072	5,197
Interest	536	41,878,153	—
Foreign taxes withheld	(3,914,119)	(791)	(1,430)
Total income	35,566,317	41,964,434	2,507,714
Expenses:
Investment management fees	9,049,196	6,664,290	2,490,572
Distribution and/or service fees
Class 2	18,757	6,966	11,789
Transfer agent fees
Class 1	664,867	902,845	196,413
Class 2	4,502	1,672	2,829
Administration fees	818,139	937,465	194,834
Compensation of board members	19,175	24,877	10,185
Custodian fees	146,059	24,940	5,150
Printing and postage fees	8,073	5,144	2,533
Professional fees	30,089	25,974	14,338
Other	108,521	19,887	7,607
Total expenses	10,867,378	8,614,060	2,936,250
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(164,302)	(1,043)
Total net expenses	10,867,378	8,449,758	2,935,207
Net investment income (loss)	24,698,939	33,514,676	(427,493)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	78,187,680	1,851,357	160,307,103
Foreign currency translations	(888,013)	—	—
Net realized gain (loss)	77,299,667	1,851,357	160,307,103
Net change in unrealized appreciation (depreciation) on:
Investments	(30,039,058)	(25,145,979)	(114,377,913)
Foreign currency translations	318,430	—	—
Net change in unrealized appreciation (depreciation)	(29,720,628)	(25,145,979)	(114,377,913)
Net realized and unrealized gain (loss)	47,579,039	(23,294,622)	45,929,190
Net change in net assets resulting from operations	$72,277,978	$10,220,054	$45,501,697

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF OPERATIONS (continued)

Six Months Ended June 30, 2015 (Unaudited)

	Variable Portfolio — Loomis Sayles Growth Fund	Variable Portfolio — MFS Value Fund	Variable Portfolio — Morgan Stanley Global Real Estate Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$11,365,652	$29,668,005	$1,471,055
Dividends — affiliated issuers	12,485	18,985	1,355
Interest	—	—	8
Foreign taxes withheld	(781,596)	(751,578)	(132,659)
Total income	10,596,541	28,935,412	1,339,759
Expenses:
Investment management fees	4,511,364	7,138,196	954,991
Distribution and/or service fees
Class 2	5,948	19,034	25,481
Transfer agent fees
Class 1	425,992	703,233	61,294
Class 2	1,427	4,568	6,115
Administration fees	393,378	627,040	89,882
Compensation of board members	13,856	20,569	6,862
Custodian fees	5,617	14,289	43,321
Printing and postage fees	5,024	6,549	9,552
Professional fees	16,983	18,666	25,829
Other	26,765	17,033	4,306
Total expenses	5,406,354	8,569,177	1,227,633
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	—	(82,582)
Total net expenses	5,406,354	8,569,177	1,145,051
Net investment income (loss)	5,190,187	20,366,235	194,708
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	12,420,664	178,188,863	14,383,524
Foreign currency translations	(36)	(71,038)	(28,000)
Net realized gain (loss)	12,420,628	178,117,825	14,355,524
Net change in unrealized appreciation (depreciation) on:
Investments	(2,372,255)	(164,388,611)	(18,229,462)
Foreign currency translations	23	5,472	(1,246)
Net change in unrealized appreciation (depreciation)	(2,372,232)	(164,383,139)	(18,230,708)
Net realized and unrealized gain (loss)	10,048,396	13,734,686	(3,875,184)
Net change in net assets resulting from operations	$15,238,583	$34,100,921	$(3,680,476)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF OPERATIONS (continued)

Six Months Ended June 30, 2015 (Unaudited)

	Variable Portfolio — NFJ Dividend Value Fund	Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	Variable Portfolio — Partners Small Cap Growth Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$32,897,558	$6,558,322	$1,575,809
Dividends — affiliated issuers	29,526	8,690	9,082
Foreign taxes withheld	(999,713)	(13,950)	(3,718)
Total income	31,927,371	6,553,062	1,581,173
Expenses:
Investment management fees	6,502,307	4,952,822	2,431,608
Distribution and/or service fees
Class 2	11,841	6,023	4,797
Transfer agent fees
Class 1	628,654	469,032	167,269
Class 2	2,842	1,445	1,151
Administration fees	563,449	429,261	222,929
Compensation of board members	18,931	15,317	8,775
Custodian fees	7,606	7,100	11,900
Printing and postage fees	5,388	4,561	4,576
Professional fees	29,274	29,130	13,786
Other	38,105	22,184	6,004
Total expenses	7,808,397	5,936,875	2,872,795
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	—	(173,026)
Total net expenses	7,808,397	5,936,875	2,699,769
Net investment income (loss)	24,118,974	616,187	(1,118,596)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	74,860,546	100,418,205	38,188,233
Net realized gain (loss)	74,860,546	100,418,205	38,188,233
Net change in unrealized appreciation (depreciation) on:
Investments	(129,999,134)	(37,080,361)	12,406,456
Net change in unrealized appreciation (depreciation)	(129,999,134)	(37,080,361)	12,406,456
Net realized and unrealized gain (loss)	(55,138,588)	63,337,844	50,594,689
Net change in net assets resulting from operations	$(31,019,614)	$63,954,031	$49,476,093

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF OPERATIONS (continued)

Six Months Ended June 30, 2015 (Unaudited)

	Variable Portfolio — Pyramis® International Equity Fund	Variable Portfolio — TCW Core Plus Bond Fund	Variable Portfolio — Wells Fargo Short Duration Government Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$31,851,988	$—	$—
Dividends — affiliated issuers	64,460	199,228	40,611
Interest	4,722	21,827,509	13,000,132
Foreign taxes withheld	(3,779,496)	(4,534)	—
Total income	28,141,674	22,022,203	13,040,743
Expenses:
Investment management fees	7,563,949	5,192,318	4,841,105
Distribution and/or service fees
Class 2	7,419	4,172	9,654
Transfer agent fees
Class 1	548,886	681,332	632,044
Class 2	1,781	1,001	2,317
Administration fees	679,651	718,998	671,557
Compensation of board members	15,328	18,006	20,668
Custodian fees	111,255	24,204	11,987
Printing and postage fees	5,182	4,621	5,398
Professional fees	30,226	24,481	22,671
Other	11,849	13,773	16,325
Total expenses	8,975,526	6,682,906	6,233,726
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(247,945)	—
Total net expenses	8,975,526	6,434,961	6,233,726
Net investment income (loss)	19,166,148	15,587,242	6,807,017
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	19,103,521	3,106,188	5,715,740
Foreign currency translations	(623,164)	—	—
Futures contracts	5,284,660	332,804	—
Net realized gain (loss)	23,765,017	3,438,992	5,715,740
Net change in unrealized appreciation (depreciation) on:
Investments	73,744,938	(17,910,216)	(81,022)
Foreign currency translations	(23,544)	—	—
Futures contracts	(1,764,436)	(3,562,792)	—
Net change in unrealized appreciation (depreciation)	71,956,958	(21,473,008)	(81,022)
Net realized and unrealized gain (loss)	95,721,975	(18,034,016)	5,634,718
Net change in net assets resulting from operations	$114,888,123	$(2,446,774)	$12,441,735

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Columbia Variable Portfolio — U.S. Equities Fund		Variable Portfolio — American Century Diversified Bond Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income (loss)	$387,061	$(1,151,642)	$35,178,371	$64,928,961
Net realized gain (loss)	59,717,682	112,758,218	20,494,762	47,128,520
Net change in unrealized appreciation (depreciation)	(72,512,963)	(104,166,996)	(69,694,910)	70,932,223
Net increase (decrease) in net assets resulting from operations	(12,408,220)	7,439,580	(14,021,777)	182,989,704
Distributions to shareholders
Net investment income
Class 1	—	—	(99,795,037)	(48,497,607)
Class 2	—	—	(149,922)	(82,252)
Net realized gains
Class 1	—	—	(19,546,855)	(2,657,738)
Class 2	—	—	(33,005)	(5,322)
Total distributions to shareholders	—	—	(119,524,819)	(51,242,919)
Increase (decrease) in net assets from capital stock activity	1,003,391,521	(304,227,778)	1,396,713,613	(112,526,883)
Total increase (decrease) in net assets	990,983,301	(296,788,198)	1,263,167,017	19,219,902
Net assets at beginning of period	346,444,223	643,232,421	3,205,711,946	3,186,492,044
Net assets at end of period	$1,337,427,524	$346,444,223	$4,468,878,963	$3,205,711,946
Undistributed (excess of distributions over) net investment income	$—	$—	$32,108,354	$96,874,942

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Variable Portfolio — U.S. Equities Fund				Variable Portfolio — American Century Diversified Bond Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	52,383,250	1,049,909,464	5,621,166	101,027,141	119,698,082	1,330,194,451	30,071,346	327,951,206
Distributions reinvested	—	—	—	—	11,122,264	119,341,892	4,727,851	51,155,345
Redemptions	(2,435,030)	(46,921,952)	(22,585,311)	(407,772,335)	(4,879,638)	(54,135,400)	(45,242,972)	(491,884,069)
Net increase (decrease)	49,948,220	1,002,987,512	(16,964,145)	(306,745,194)	125,940,708	1,395,400,943	(10,443,775)	(112,777,518)
Class 2 shares
Subscriptions	65,979	1,268,424	225,024	4,022,394	158,636	1,762,804	119,369	1,293,378
Distributions reinvested	—	—	—	—	17,080	182,927	8,116	87,574
Redemptions	(44,816)	(864,415)	(85,420)	(1,504,978)	(57,297)	(633,061)	(104,687)	(1,130,317)
Net increase (decrease)	21,163	404,009	139,604	2,517,416	118,419	1,312,670	22,798	250,635
Total net increase (decrease)	49,969,383	1,003,391,521	(16,824,541)	(304,227,778)	126,059,127	1,396,713,613	(10,420,977)	(112,526,883)
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — Columbia Wanger International Equities Fund		Variable Portfolio — DFA International Value Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income (loss)	$4,715,920	$8,020,794	$27,051,047	$35,561,660
Net realized gain (loss)	89,239,824	40,714,365	12,272,800	38,244,102
Net change in unrealized appreciation (depreciation)	(53,124,002)	(78,675,909)	45,354,344	(196,261,259)
Net increase (decrease) in net assets resulting from operations	40,831,742	(29,940,750)	84,678,191	(122,455,497)
Distributions to shareholders
Net investment income
Class 1	(4,031,364)	(16,227,786)	(23,107,350)	(34,911,260)
Class 2	(119,851)	(361,849)	(106,178)	(141,701)
Net realized gains
Class 1	(34,214,790)	(46,024,930)	(37,833,078)	(56,582,394)
Class 2	(1,824,008)	(1,163,561)	(193,532)	(258,648)
Total distributions to shareholders	(40,190,013)	(63,778,126)	(61,240,138)	(91,894,003)
Increase (decrease) in net assets from capital stock activity	(248,946,306)	77,543,707	399,901,545	432,489,020
Total increase (decrease) in net assets	(248,304,577)	(16,175,169)	423,339,598	218,139,520
Net assets at beginning of period	697,960,942	714,136,111	1,515,143,411	1,297,003,891
Net assets at end of period	$449,656,365	$697,960,942	$1,938,483,009	$1,515,143,411
Undistributed (excess of distributions over) net investment income	$(1,790,785)	$(2,355,490)	$5,789,957	$1,952,438

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — Columbia Wanger International Equities Fund				Variable Portfolio — DFA International Value Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	—	—	9,765,878	136,733,245	31,983,691	347,892,522	37,184,648	416,282,301
Distributions reinvested	3,209,802	38,246,154	4,559,136	62,252,716	5,872,594	60,940,428	8,027,208	91,493,654
Redemptions	(22,028,349)	(291,673,307)	(9,276,442)	(128,685,225)	(1,111,688)	(11,973,406)	(6,693,375)	(77,692,838)
Net increase (decrease)	(18,818,547)	(253,427,153)	5,048,572	70,300,736	36,744,597	396,859,544	38,518,481	430,083,117
Class 2 shares
Subscriptions	258,917	3,365,002	517,171	6,997,569	281,313	3,005,630	274,983	3,071,771
Distributions reinvested	163,779	1,943,859	111,800	1,525,410	28,944	299,710	35,119	400,349
Redemptions	(64,302)	(828,014)	(99,072)	(1,280,008)	(24,861)	(263,339)	(97,441)	(1,066,217)
Net increase (decrease)	358,394	4,480,847	529,899	7,242,971	285,396	3,042,001	212,661	2,405,903
Total net increase (decrease)	(18,460,153)	(248,946,306)	5,578,471	77,543,707	37,029,993	399,901,545	38,731,142	432,489,020

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — Eaton Vance Floating-Rate Income Fund		Variable Portfolio — Holland Large Cap Growth Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income (loss)	$9,310,905	$25,613,964	$47,109,039	$3,817,162
Net realized gain (loss)	(8,091,356)	(3,812,565)	55,891,174	94,848,907
Net change in unrealized appreciation (depreciation)	12,083,037	(15,481,341)	(43,233,946)	(6,404,464)
Net increase (decrease) in net assets resulting from operations	13,302,586	6,320,058	59,766,267	92,261,605
Distributions to shareholders
Net investment income
Class 1	(20,081,599)	(30,651,640)	—	—
Class 2	(5,396,090)	(1,358,994)	—	—
Net realized gains
Class 1	—	(6,420,253)	—	—
Class 2	—	(301,810)	—	—
Total distributions to shareholders	(25,477,689)	(38,732,697)	—	—
Increase (decrease) in net assets from capital stock activity	(394,621,313)	(165,222,740)	(117,778,260)	(320,750,279)
Total increase (decrease) in net assets	(406,796,416)	(197,635,379)	(58,011,993)	(228,488,674)
Net assets at beginning of period	552,929,930	750,565,309	1,380,862,421	1,609,351,095
Net assets at end of period	$146,133,514	$552,929,930	$1,322,850,428	$1,380,862,421
Undistributed (excess of distributions over) net investment income	$9,202,962	$25,369,746	$—	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — Eaton Vance Floating-Rate Income Fund				Variable Portfolio — Holland Large Cap Growth Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	424,746	4,053,552	9,504,609	93,721,206	1,214,727	23,295,602	6,471,502	114,141,643
Distributions reinvested	2,494,609	20,081,599	3,869,717	37,071,893	—	—	—	—
Redemptions	(43,378,663)	(422,760,780)	(30,996,368)	(300,225,545)	(7,241,203)	(141,476,910)	(25,123,801)	(435,501,859)
Net increase (decrease)	(40,459,308)	(398,625,629)	(17,622,042)	(169,432,446)	(6,026,476)	(118,181,308)	(18,652,299)	(321,360,216)
Class 2 shares
Subscriptions	272,492	2,597,471	930,260	9,036,842	40,586	782,222	79,951	1,410,229
Distributions reinvested	680,465	5,396,090	175,561	1,660,804	—	—	—	—
Redemptions	(418,671)	(3,989,245)	(676,218)	(6,487,940)	(19,730)	(379,174)	(45,203)	(800,292)
Net increase (decrease)	534,286	4,004,316	429,603	4,209,706	20,856	403,048	34,748	609,937
Total net increase (decrease)	(39,925,022)	(394,621,313)	(17,192,439)	(165,222,740)	(6,005,620)	(117,778,260)	(18,617,551)	(320,750,279)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — Invesco International Growth Fund		Variable Portfolio — J.P. Morgan Core Bond Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income (loss)	$24,698,939	$30,512,852	$33,514,676	$67,566,172
Net realized gain (loss)	77,299,667	124,207,911	1,851,357	9,504,508
Net change in unrealized appreciation (depreciation)	(29,720,628)	(154,983,837)	(25,145,979)	82,912,278
Net increase (decrease) in net assets resulting from operations	72,277,978	(263,074)	10,220,054	159,982,958
Distributions to shareholders
Net investment income
Class 1	(18,336,378)	(34,387,756)	(67,043,856)	(60,729,899)
Class 2	(122,133)	(152,492)	(103,315)	(87,409)
Net realized gains
Class 1	(120,138,957)	(143,384,231)	(9,517,308)	(2,889,304)
Class 2	(983,481)	(716,344)	(16,884)	(4,735)
Total distributions to shareholders	(139,580,949)	(178,640,823)	(76,681,363)	(63,711,347)
Increase (decrease) in net assets from capital stock activity	187,123,499	374,568,081	693,708,023	(268,028,894)
Total increase (decrease) in net assets	119,820,528	195,664,184	627,246,714	(171,757,283)
Net assets at beginning of period	2,128,769,614	1,933,105,430	2,945,381,201	3,117,138,484
Net assets at end of period	$2,248,590,142	$2,128,769,614	$3,572,627,915	$2,945,381,201
Undistributed (excess of distributions over) net investment income	$1,436,694	$(4,803,734)	$18,070,981	$51,703,476

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — Invesco International Growth Fund				Variable Portfolio — J.P. Morgan Core Bond Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	25,326,617	332,048,601	26,230,060	343,832,589	67,824,637	746,703,889	24,773,594	268,158,555
Distributions reinvested	11,391,487	138,475,335	13,458,184	177,771,987	7,121,969	76,561,164	5,923,576	63,619,203
Redemptions	(22,113,404)	(290,353,058)	(11,209,179)	(153,314,112)	(11,854,193)	(130,942,965)	(55,280,657)	(600,009,018)
Net increase (decrease)	14,604,700	180,170,878	28,479,065	368,290,464	63,092,413	692,322,088	(24,583,487)	(268,231,260)
Class 2 shares
Subscriptions	468,046	6,096,826	480,343	6,284,196	145,387	1,597,246	100,051	1,078,393
Distributions reinvested	91,333	1,105,614	65,935	868,836	11,213	120,199	8,604	92,144
Redemptions	(19,685)	(249,819)	(68,358)	(875,415)	(30,182)	(331,510)	(89,988)	(968,171)
Net increase (decrease)	539,694	6,952,621	477,920	6,277,617	126,418	1,385,935	18,667	202,366
Total net increase (decrease)	15,144,394	187,123,499	28,956,985	374,568,081	63,218,831	693,708,023	(24,564,820)	(268,028,894)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — Jennison Mid Cap Growth Fund		Variable Portfolio — Loomis Sayles Growth Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income (loss)	$(427,493)	$(1,059,363)	$5,190,187	$6,845,901
Net realized gain (loss)	160,307,103	178,530,188	12,420,628	190,143,186
Net change in unrealized appreciation (depreciation)	(114,377,913)	(108,379,735)	(2,372,232)	(54,838,121)
Net increase (decrease) in net assets resulting from operations	45,501,697	69,091,090	15,238,583	142,150,966
Increase (decrease) in net assets from capital stock activity	(483,273,233)	(350,136,350)	843,517,912	36,371,885
Total increase (decrease) in net assets	(437,771,536)	(281,045,260)	858,756,495	178,522,851
Net assets at beginning of period	689,446,879	970,492,139	1,290,405,681	1,111,882,830
Net assets at end of period	$251,675,343	$689,446,879	$2,149,162,176	$1,290,405,681

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — Jennison Mid Cap Growth Fund				Variable Portfolio — Loomis Sayles Growth Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	—	—	8,307,244	143,949,487	42,870,810	850,250,354	3,192,224	55,197,540
Redemptions	(23,905,673)	(486,319,645)	(28,092,363)	(496,082,825)	(359,019)	(7,061,372)	(1,199,069)	(19,771,707)
Net increase (decrease)	(23,905,673)	(486,319,645)	(19,785,119)	(352,133,338)	42,511,791	843,188,982	1,993,155	35,425,833
Class 2 shares
Subscriptions	162,829	3,192,818	168,398	2,961,690	24,990	482,589	83,945	1,433,627
Redemptions	(7,555)	(146,406)	(55,205)	(964,702)	(7,995)	(153,659)	(28,191)	(487,575)
Net increase (decrease)	155,274	3,046,412	113,193	1,996,988	16,995	328,930	55,754	946,052
Total net increase (decrease)	(23,750,399)	(483,273,233)	(19,671,926)	(350,136,350)	42,528,786	843,517,912	2,048,909	36,371,885

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — MFS Value Fund		Variable Portfolio — Morgan Stanley Global Real Estate Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income (loss)	$20,366,235	$39,701,972	$194,708	$7,916,437
Net realized gain (loss)	178,117,825	146,006,588	14,355,524	36,337,543
Net change in unrealized appreciation (depreciation)	(164,383,139)	33,208,772	(18,230,708)	(5,581,194)
Net increase (decrease) in net assets resulting from operations	34,100,921	218,917,332	(3,680,476)	38,672,786
Distributions to shareholders
Net investment income
Class 1	—	—	(12,840,175)	(5,710,784)
Class 2	—	—	(1,399,993)	(274,274)
Net realized gains
Class 1	—	—	(26,129,984)	(38,487,314)
Class 2	—	—	(2,963,182)	(2,096,399)
Total distributions to shareholders	—	—	(43,333,334)	(46,568,771)
Increase (decrease) in net assets from capital stock activity	(351,725,730)	(175,008,119)	24,004,490	(80,802,495)
Total increase (decrease) in net assets	(317,624,809)	43,909,213	(23,009,320)	(88,698,480)
Net assets at beginning of period	2,378,943,042	2,335,033,829	232,532,387	321,230,867
Net assets at end of period	$2,061,318,233	$2,378,943,042	$209,523,067	$232,532,387
Undistributed (excess of distributions over) net investment income	$—	$—	$(5,173,016)	$8,872,444

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — MFS Value Fund				Variable Portfolio — Morgan Stanley Global Real Estate Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	5,241,749	100,155,600	14,996,587	260,257,408	—	—	593,325	7,000,000
Distributions reinvested	—	—	—	—	4,474,186	38,970,159	4,018,009	44,198,098
Redemptions	(23,533,230)	(454,236,596)	(25,848,599)	(440,161,200)	(1,986,487)	(23,307,880)	(12,030,685)	(139,334,064)
Net increase (decrease)	(18,291,481)	(354,080,996)	(10,852,012)	(179,903,792)	2,487,699	15,662,279	(7,419,351)	(88,135,966)
Class 2 shares
Subscriptions	164,071	3,081,988	368,573	6,397,721	393,475	4,555,693	506,084	5,846,990
Distributions reinvested	—	—	—	—	502,670	4,363,175	216,302	2,370,673
Redemptions	(39,063)	(726,722)	(85,165)	(1,502,048)	(50,277)	(576,657)	(80,349)	(884,192)
Net increase (decrease)	125,008	2,355,266	283,408	4,895,673	845,868	8,342,211	642,037	7,333,471
Total net increase (decrease)	(18,166,473)	(351,725,730)	(10,568,604)	(175,008,119)	3,333,567	24,004,490	(6,777,314)	(80,802,495)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — NFJ Dividend Value Fund		Variable Portfolio — Nuveen Winslow Large Cap Growth Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income (loss)	$24,118,974	$42,428,577	$616,187	$(262,551)
Net realized gain (loss)	74,860,546	195,438,903	100,418,205	130,827,296
Net change in unrealized appreciation (depreciation)	(129,999,134)	(58,284,514)	(37,080,361)	14,491,739
Net increase (decrease) in net assets resulting from operations	(31,019,614)	179,582,966	63,954,031	145,056,484
Increase (decrease) in net assets from capital stock activity	(36,939,156)	(129,881,007)	(7,676,161)	53,262,851
Total increase (decrease) in net assets	(67,958,770)	49,701,959	56,277,870	198,319,335
Net assets at beginning of period	2,114,704,056	2,065,002,097	1,527,291,649	1,328,972,314
Net assets at end of period	$2,046,745,286	$2,114,704,056	$1,583,569,519	$1,527,291,649

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — NFJ Dividend Value Fund				Variable Portfolio — Nuveen Winslow Large Cap Growth Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	11,652,366	217,631,567	12,378,773	219,432,648	2,085,070	42,330,470	7,529,489	134,288,045
Redemptions	(13,610,286)	(254,547,508)	(20,628,978)	(351,174,776)	(2,491,122)	(50,726,475)	(4,539,089)	(82,354,530)
Net increase (decrease)	(1,957,920)	(36,915,941)	(8,250,205)	(131,742,128)	(406,052)	(8,396,005)	2,990,400	51,933,515
Class 2 shares
Subscriptions	44,010	810,892	142,008	2,521,112	52,102	1,040,683	103,583	1,849,032
Redemptions	(45,451)	(834,107)	(36,966)	(659,991)	(16,098)	(320,839)	(28,461)	(519,696)
Net increase (decrease)	(1,441)	(23,215)	105,042	1,861,121	36,004	719,844	75,122	1,329,336
Total net increase (decrease)	(1,959,361)	(36,939,156)	(8,145,163)	(129,881,007)	(370,048)	(7,676,161)	3,065,522	53,262,851

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — Partners Small Cap Growth Fund		Variable Portfolio — Pyramis® International Equity Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income (loss)	$(1,118,596)	$(2,679,706)	$19,166,148	$27,432,580
Net realized gain (loss)	38,188,233	74,725,274	23,765,017	71,961,856
Net change in unrealized appreciation (depreciation)	12,406,456	(77,673,701)	71,956,958	(204,360,102)
Net increase (decrease) in net assets resulting from operations	49,476,093	(5,628,133)	114,888,123	(104,965,666)
Distributions to shareholders
Net investment income
Class 1	—	—	(27,640,652)	(24,631,837)
Class 2	—	—	(80,451)	(63,642)
Net realized gains
Class 1	—	—	(66,147,079)	(117,527,255)
Class 2	—	—	(207,470)	(355,675)
Total distributions to shareholders	—	—	(94,075,652)	(142,578,409)
Increase (decrease) in net assets from capital stock activity	(2,895,568)	(79,681,430)	764,797,701	344,089,807
Total increase (decrease) in net assets	46,580,525	(85,309,563)	785,610,172	96,545,732
Net assets at beginning of period	540,146,017	625,455,580	1,527,813,907	1,431,268,175
Net assets at end of period	$586,726,542	$540,146,017	$2,313,424,079	$1,527,813,907
Undistributed (excess of distributions over) net investment income	$—	$—	$(6,507,469)	$2,047,486

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — Partners Small Cap Growth Fund				Variable Portfolio — Pyramis® International Equity Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	1,289,515	24,730,684	7,208,097	126,212,205	58,487,373	689,906,426	27,867,875	335,169,333
Distributions reinvested	—	—	—	—	8,218,948	93,787,731	11,675,196	142,159,092
Redemptions	(1,496,201)	(28,334,946)	(11,818,865)	(206,412,066)	(1,807,058)	(21,376,058)	(10,819,377)	(135,363,385)
Net increase (decrease)	(206,686)	(3,604,262)	(4,610,768)	(80,199,861)	64,899,263	762,318,099	28,723,694	341,965,040
Class 2 shares
Subscriptions	45,453	874,920	60,971	1,063,748	208,385	2,424,924	195,129	2,390,141
Distributions reinvested	—	—	—	—	25,344	287,921	34,555	419,317
Redemptions	(8,633)	(166,226)	(31,671)	(545,317)	(20,688)	(233,243)	(57,950)	(684,691)
Net increase (decrease)	36,820	708,694	29,300	518,431	213,041	2,479,602	171,734	2,124,767
Total net increase (decrease)	(169,866)	(2,895,568)	(4,581,468)	(79,681,430)	65,112,304	764,797,701	28,895,428	344,089,807

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — TCW Core Plus Bond Fund		Variable Portfolio — Wells Fargo Short Duration Government Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income (loss)	$15,587,242	$25,996,084	$6,807,017	$12,617,667
Net realized gain (loss)	3,438,992	27,295,230	5,715,740	6,717,475
Net change in unrealized appreciation (depreciation)	(21,473,008)	22,800,427	(81,022)	2,573,986
Net increase (decrease) in net assets resulting from operations	(2,446,774)	76,091,741	12,441,735	21,909,128
Distributions to shareholders
Net investment income
Class 1	(26,253,944)	(11,923,280)	(12,480,123)	(10,479,665)
Class 2	(20,442)	(11,875)	(72,370)	(5,516)
Net realized gains
Class 1	(1,417,799)	—	—	—
Class 2	(1,582)	—	—	—
Total distributions to shareholders	(27,693,767)	(11,935,155)	(12,552,493)	(10,485,181)
Increase (decrease) in net assets from capital stock activity	1,121,026,814	818,011,583	(1,083,840,292)	(141,874,454)
Total increase (decrease) in net assets	1,090,886,273	882,168,169	(1,083,951,050)	(130,450,507)
Net assets at beginning of period	2,133,373,159	1,251,204,990	2,327,902,398	2,458,352,905
Net assets at end of period	$3,224,259,432	$2,133,373,159	$1,243,951,348	$2,327,902,398
Undistributed (excess of distributions over) net investment income	$13,810,066	$24,497,210	$6,376,469	$12,121,945

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — TCW Core Plus Bond Fund				Variable Portfolio — Wells Fargo Short Duration Government Fund
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	106,995,921	1,121,206,039	83,770,945	866,128,447	3,211,100	32,850,823	8,257,168	83,964,067
Distributions reinvested	2,668,442	27,671,743	1,159,852	11,923,280	1,230,781	12,480,123	1,033,497	10,479,665
Redemptions	(2,708,170)	(28,320,435)	(5,892,416)	(59,791,765)	(110,575,347)	(1,131,819,533)	(23,626,441)	(240,326,374)
Net increase (decrease)	106,956,193	1,120,557,347	79,038,381	818,259,962	(106,133,466)	(1,086,488,587)	(14,335,776)	(145,882,642)
Class 2 shares
Subscriptions	55,660	584,377	33,794	347,698	388,177	3,950,420	509,251	5,164,208
Distributions reinvested	2,128	22,024	1,157	11,875	7,158	72,370	545	5,516
Redemptions	(13,064)	(136,934)	(59,535)	(607,952)	(135,305)	(1,374,495)	(114,576)	(1,161,536)
Net increase (decrease)	44,724	469,467	(24,584)	(248,379)	260,030	2,648,295	395,220	4,008,188
Total net increase (decrease)	107,000,917	1,121,026,814	79,013,797	818,011,583	(105,873,436)	(1,083,840,292)	(13,940,556)	(141,874,454)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Columbia Variable Portfolio — U.S. Equities Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Funds are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect fees and expenses imposed under your Contract or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$18.88		$18.29	$13.53		$11.30		$11.87	$10.00
Income from investment operations:
Net investment income (loss)	0.02		(0.04)	(0.02)		0.09		(0.04)	(0.01)
Net realized and unrealized gain (loss)	0.68	(b)	0.63	4.78		2.14		(0.53)	1.88
Increase from payment by affiliate	—		—	—		—		—	0.00	(c)
Total from investment operations	0.70		0.59	4.76		2.23		(0.57)	1.87
Net asset value, end of period	$19.58		$18.88	$18.29		$13.53		$11.30	$11.87
Total return	3.71%		3.23%	35.18%		19.74%		(4.80%)	18.70	%(d)
Ratios to average net assets(e)
Total gross expenses	0.99	%(f)	1.03%	1.00	%(g)	1.01	%(g)	1.00%	1.06	%(f)
Total net expenses(h)	0.96	%(f)	0.96%	0.96	%(g)	0.96	%(g)	0.97%	0.97	%(f)
Net investment income (loss)	0.20	%(f)	(0.24%)	(0.13%)		0.70%		(0.35%)	(0.09	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$1,321,693		$331,643	$631,394		$711,259		$666,865	$656,773
Portfolio turnover	54%		10%	23%		29%		18%	17%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  The Fund received a payment from an affiliate which had an impact of less than 0.01%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Columbia Variable Portfolio — U.S. Equities Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$18.67		$18.12	$13.45		$11.25		$11.85	$10.00
Income from investment operations:
Net investment income (loss)	(0.03)		(0.08)	(0.05)		0.09		(0.06)	0.00	(b)
Net realized and unrealized gain (loss)	0.69	(c)	0.63	4.72		2.11		(0.54)	1.85
Increase from payment by affiliate	—		—	—		—		—	0.00	(b)
Total from investment operations	0.66		0.55	4.67		2.20		(0.60)	1.85
Net asset value, end of period	$19.33		$18.67	$18.12		$13.45		$11.25	$11.85
Total return	3.54%		3.04%	34.72%		19.56%		(5.06%)	18.50	%(d)
Ratios to average net assets(e)
Total gross expenses	1.26	%(f)	1.29%	1.25	%(g)	1.26	%(g)	1.25%	1.31	%(f)
Total net expenses(h)	1.21	%(f)	1.21%	1.21	%(g)	1.21	%(g)	1.22%	1.22	%(f)
Net investment income (loss)	(0.27	%)(f)	(0.47%)	(0.33%)		0.68%		(0.55%)	0.02	%(f)
Supplemental data
Net assets, end of period (in thousands)	$15,735		$14,801	$11,839		$5,321		$2,710	$779
Portfolio turnover	54%		10%	23%		29%		18%	17%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  The Fund received a payment from an affiliate which had an impact of less than 0.01%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — American Century Diversified Bond Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.05		$10.60	$11.30	$11.08	$10.47	$10.15
Income from investment operations:
Net investment income	0.11		0.23	0.17	0.23	0.29	0.16
Net realized and unrealized gain (loss)	(0.14)		0.41	(0.45)	0.33	0.48	0.16
Total from investment operations	(0.03)		0.64	(0.28)	0.56	0.77	0.32
Less distributions to shareholders:
Net investment income	(0.24)		(0.18)	(0.22)	(0.26)	(0.11)	—
Net realized gains	(0.05)		(0.01)	(0.20)	(0.08)	(0.05)	—
Total distributions to shareholders	(0.29)		(0.19)	(0.42)	(0.34)	(0.16)	—
Net asset value, end of period	$10.73		$11.05	$10.60	$11.30	$11.08	$10.47
Total return	(0.23%)		6.06%	(2.45%)	5.08%	7.41%	3.15%
Ratios to average net assets(b)
Total gross expenses	0.56	%(c)	0.57%	0.57%	0.58%	0.59%	0.62	%(c)
Total net expenses(d)	0.56	%(c)	0.56%	0.57%	0.58%	0.57%	0.55	%(c)
Net investment income	2.05	%(c)	2.10%	1.58%	2.07%	2.69%	2.32	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,461,411		$3,199,340	$3,180,618	$2,890,784	$2,328,963	$1,997,905
Portfolio turnover	111%		214%	186%	131%	85%	66%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.01		$10.56	$11.26	$11.05	$10.46	$10.15
Income from investment operations:
Net investment income	0.10		0.20	0.14	0.20	0.26	0.15
Net realized and unrealized gain (loss)	(0.13)		0.41	(0.45)	0.33	0.48	0.16
Total from investment operations	(0.03)		0.61	(0.31)	0.53	0.74	0.31
Less distributions to shareholders:
Net investment income	(0.22)		(0.15)	(0.19)	(0.24)	(0.10)	—
Net realized gains	(0.05)		(0.01)	(0.20)	(0.08)	(0.05)	—
Total distributions to shareholders	(0.27)		(0.16)	(0.39)	(0.32)	(0.15)	—
Net asset value, end of period	$10.71		$11.01	$10.56	$11.26	$11.05	$10.46
Total return	(0.29%)		5.81%	(2.71%)	4.84%	7.10%	3.05%
Ratios to average net assets(b)
Total gross expenses	0.81	%(c)	0.82%	0.82%	0.83%	0.84%	0.85	%(c)
Total net expenses(d)	0.81	%(c)	0.81%	0.82%	0.83%	0.83%	0.80	%(c)
Net investment income	1.81	%(c)	1.85%	1.33%	1.75%	2.45%	2.22	%(c)
Supplemental data
Net assets, end of period (in thousands)	$7,468		$6,372	$5,874	$6,670	$2,415	$817
Portfolio turnover	111%		214%	186%	131%	85%	66%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — Columbia Wanger International Equities Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$12.41		$14.10	$12.06	$10.22		$12.31		$10.00
Income from investment operations:
Net investment income	0.09		0.15	0.16	0.17		0.14		0.04
Net realized and unrealized gain (loss)	0.54		(0.60)	2.45	2.01		(1.74)		2.32
Increase from payment by affiliate	—		—	—	0.00	(b)	0.00	(b)	0.01
Total from investment operations	0.63		(0.45)	2.61	2.18		(1.60)		2.37
Less distributions to shareholders:
Net investment income	(0.09)		(0.32)	(0.35)	(0.15)		(0.33)		(0.06)
Net realized gains	(1.04)		(0.92)	(0.22)	(0.19)		(0.16)		—
Total distributions to shareholders	(1.13)		(1.24)	(0.57)	(0.34)		(0.49)		(0.06)
Net asset value, end of period	$11.91		$12.41	$14.10	$12.06		$10.22		$12.31
Total return	5.12%		(3.86%)	22.32%	21.76	%(c)	(13.57	%)(c)	23.75	%(d)
Ratios to average net assets(e)
Total gross expenses	1.09	%(f)	1.09%	1.12%	1.11%		1.13%		1.33	%(f)
Total net expenses(g)	1.09	%(f)	1.00%	1.00%	1.00%		1.06%		1.15	%(f)
Net investment income	1.40	%(f)	1.11%	1.23%	1.49%		1.21%		0.63	%(f)
Supplemental data
Net assets, end of period (in thousands)	$426,902		$678,682	$699,692	$599,148		$517,956		$503,442
Portfolio turnover	28%		32%	48%	41%		32%		20%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate which had an impact of less than 0.01%.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$12.40		$14.09	$12.06	$10.22		$12.31		$10.00
Income from investment operations:
Net investment income	0.08		0.12	0.12	0.13		0.11		0.00	(b)
Net realized and unrealized gain (loss)	0.52		(0.59)	2.45	2.03		(1.74)		2.35
Increase from payment by affiliate	—		—	—	0.00	(b)	0.00	(b)	0.01
Total from investment operations	0.60		(0.47)	2.57	2.16		(1.63)		2.36
Less distributions to shareholders:
Net investment income	(0.07)		(0.30)	(0.32)	(0.13)		(0.30)		(0.05)
Net realized gains	(1.04)		(0.92)	(0.22)	(0.19)		(0.16)		—
Total distributions to shareholders	(1.11)		(1.22)	(0.54)	(0.32)		(0.46)		(0.05)
Net asset value, end of period	$11.89		$12.40	$14.09	$12.06		$10.22		$12.31
Total return	4.91%		(4.05%)	22.02%	21.48	%(c)	(13.77	%)(c)	23.63	%(d)
Ratios to average net assets(e)
Total gross expenses	1.35	%(f)	1.34%	1.37%	1.36%		1.39%		1.48	%(f)
Total net expenses(g)	1.35	%(f)	1.25%	1.25%	1.25%		1.29%		1.40	%(f)
Net investment income	1.19	%(f)	0.86%	0.96%	1.19%		0.95%		0.05	%(f)
Supplemental data
Net assets, end of period (in thousands)	$22,754		$19,279	$14,444	$6,931		$3,625		$1,306
Portfolio turnover	28%		32%	48%	41%		32%		20%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate which had an impact of less than 0.01%.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — DFA International Value Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.03		$11.55	$9.87		$8.63		$11.25	$10.00
Income from investment operations:
Net investment income	0.17		0.28	0.24		0.22		0.23	0.07
Net realized and unrealized gain (loss)	0.45		(1.06)	1.70		1.22		(2.31)	1.27
Increase from payment by affiliate	—		—	—		—		—	0.00	(b)
Total from investment operations	0.62		(0.78)	1.94		1.44		(2.08)	1.34
Less distributions to shareholders:
Net investment income	(0.13)		(0.28)	(0.26)		(0.20)		(0.23)	(0.09)
Net realized gains	(0.21)		(0.46)	—		—		(0.30)	—
Tax return of capital	—		—	—		—		(0.01)	—
Total distributions to shareholders	(0.34)		(0.74)	(0.26)		(0.20)		(0.54)	(0.09)
Net asset value, end of period	$10.31		$10.03	$11.55		$9.87		$8.63	$11.25
Total return	6.18%		(7.46%)	20.04%		17.01%		(19.37%)	13.53	%(c)
Ratios to average net assets(d)
Total gross expenses	0.98	%(e)	0.99%	1.00	%(f)	0.99	%(f)	1.00%	1.04	%(e)
Total net expenses(g)	0.98	%(e)	0.89%	0.89	%(f)	0.92	%(f)	0.93%	0.92	%(e)
Net investment income	3.30	%(e)	2.50%	2.27%		2.40%		2.29%	1.04	%(e)
Supplemental data
Net assets, end of period (in thousands)	$1,928,611		$1,508,393	$1,291,683		$1,580,912		$1,293,915	$1,254,171
Portfolio turnover	7%		13%	15%		16%		104%	29%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate which had an impact of less than 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — DFA International Value Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.01		$11.53	$9.85		$8.62		$11.24	$10.00
Income from investment operations:
Net investment income	0.17		0.25	0.19		0.20		0.19	0.02
Net realized and unrealized gain (loss)	0.44		(1.06)	1.72		1.21		(2.29)	1.30
Increase from payment by affiliate	—		—	—		—		—	0.00	(b)
Total from investment operations	0.61		(0.81)	1.91		1.41		(2.10)	1.32
Less distributions to shareholders:
Net investment income	(0.12)		(0.25)	(0.23)		(0.18)		(0.21)	(0.08)
Net realized gains	(0.21)		(0.46)	—		—		(0.30)	—
Tax return of capital	—		—	—		—		(0.01)	—
Total distributions to shareholders	(0.33)		(0.71)	(0.23)		(0.18)		(0.52)	(0.08)
Net asset value, end of period	$10.29		$10.01	$11.53		$9.85		$8.62	$11.24
Total return	6.06%		(7.71%)	19.80%		16.63%		(19.55%)	13.30	%(c)
Ratios to average net assets(d)
Total gross expenses	1.24	%(e)	1.24%	1.25	%(f)	1.24	%(f)	1.25%	1.29	%(e)
Total net expenses(g)	1.24	%(e)	1.14%	1.13	%(f)	1.17	%(f)	1.18%	1.17	%(e)
Net investment income	3.19	%(e)	2.25%	1.80%		2.23%		1.89%	0.28	%(e)
Supplemental data
Net assets, end of period (in thousands)	$9,872		$6,751	$5,321		$2,269		$1,702	$583
Portfolio turnover	7%		13%	15%		16%		104%	29%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate which had an impact of less than 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$9.52		$9.97	$10.09	$9.93	$9.92	$9.62
Income from investment operations:
Net investment income	0.18		0.35	0.40	0.45	0.41	0.24
Net realized and unrealized gain (loss)	0.05		(0.27)	0.00 (b)	0.28	(0.19)	0.06
Total from investment operations	0.23		0.08	0.40	0.73	0.22	0.30
Less distributions to shareholders:
Net investment income	(1.70)		(0.44)	(0.44)	(0.49)	(0.19)	—
Net realized gains	—		(0.09)	(0.08)	(0.08)	(0.02)	—
Total distributions to shareholders	(1.70)		(0.53)	(0.52)	(0.57)	(0.21)	—
Net asset value, end of period	$8.05		$9.52	$9.97	$10.09	$9.93	$9.92
Total return	2.41%		0.81%	4.13%	7.59%	2.19%	3.12%
Ratios to average net assets(c)
Total gross expenses	0.80	%(d)	0.79%	0.79%	0.79%	0.79%	0.83	%(d)
Total net expenses(e)	0.75	%(d)	0.72%	0.72%	0.72%	0.68%	0.58	%(d)
Net investment income	3.76	%(d)	3.58%	4.01%	4.46%	4.15%	3.89	%(d)
Supplemental data
Net assets, end of period (in thousands)	$115,187		$521,302	$721,646	$776,324	$912,054	$788,430
Portfolio turnover	15%		42%	95%	41%	46%	19%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$9.39		$9.84	$9.96	$9.82	$9.83	$9.62
Income from investment operations:
Net investment income	0.17		0.32	0.37	0.42	0.38	0.25
Net realized and unrealized gain (loss)	0.04		(0.26)	0.01	0.27	(0.19)	(0.04)
Total from investment operations	0.21		0.06	0.38	0.69	0.19	0.21
Less distributions to shareholders:
Net investment income	(1.67)		(0.42)	(0.42)	(0.47)	(0.18)	—
Net realized gains	—		(0.09)	(0.08)	(0.08)	(0.02)	—
Total distributions to shareholders	(1.67)		(0.51)	(0.50)	(0.55)	(0.20)	—
Net asset value, end of period	$7.93		$9.39	$9.84	$9.96	$9.82	$9.83
Total return	2.29%		0.56%	3.92%	7.23%	1.91%	2.18%
Ratios to average net assets(b)
Total gross expenses	1.06	%(c)	1.04%	1.04%	1.04%	1.04%	1.08	%(c)
Total net expenses(d)	1.00	%(c)	0.97%	0.97%	0.97%	0.95%	0.83	%(c)
Net investment income	3.50	%(c)	3.34%	3.73%	4.24%	3.93%	3.97	%(c)
Supplemental data
Net assets, end of period (in thousands)	$30,947		$31,628	$28,919	$12,156	$8,138	$1,735
Portfolio turnover	15%		42%	95%	41%	46%	19%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — Holland Large Cap Growth Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$18.60		$17.33	$13.20	$11.78	$12.06	$10.00
Income from investment operations:
Net investment income	0.65		0.05	0.05	0.10	0.08	0.04
Net realized and unrealized gain (loss)	0.14		1.22	4.08	1.32	(0.36)	2.02
Increase from payment by affiliate	—		—	—	—	—	0.00	(b)
Total from investment operations	0.79		1.27	4.13	1.42	(0.28)	2.06
Net asset value, end of period	$19.39		$18.60	$17.33	$13.20	$11.78	$12.06
Total return	4.25%		7.33%	31.29%	12.05%	(2.32%)	20.60	%(c)
Ratios to average net assets(d)
Total gross expenses	0.76	%(e)	0.76%	0.76%	0.75%	0.76%	0.78	%(e)
Total net expenses(f)	0.76	%(e)	0.76%	0.76%	0.74%	0.71%	0.70	%(e)
Net investment income	6.74	%(e)	0.27%	0.33%	0.75%	0.64%	0.64	%(e)
Supplemental data
Net assets, end of period (in thousands)	$1,316,263		$1,374,918	$1,604,396	$1,676,931	$1,682,839	$1,590,540
Portfolio turnover	17%		18%	116%	81%	71%	44%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate which had an impact of less than 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — Holland Large Cap Growth Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$18.39		$17.18	$13.12	$11.73	$12.04	$10.00
Income from investment operations:
Net investment income	0.62		0.00 (b)	0.01	0.07	0.06	0.04
Net realized and unrealized gain (loss)	0.13		1.21	4.05	1.32	(0.37)	2.00
Increase from payment by affiliate	—		—	—	—	—	0.00	(b)
Total from investment operations	0.75		1.21	4.06	1.39	(0.31)	2.04
Net asset value, end of period	$19.14		$18.39	$17.18	$13.12	$11.73	$12.04
Total return	4.08%		7.04%	30.95%	11.85%	(2.58%)	20.40	%(c)
Ratios to average net assets(d)
Total gross expenses	1.01	%(e)	1.01%	1.01%	1.00%	1.01%	1.03	%(e)
Total net expenses(f)	1.01	%(e)	1.01%	1.01%	0.99%	0.97%	0.95	%(e)
Net investment income	6.55	%(e)	0.03%	0.08%	0.56%	0.49%	0.51	%(e)
Supplemental data
Net assets, end of period (in thousands)	$6,587		$5,944	$4,955	$3,365	$1,917	$323
Portfolio turnover	17%		18%	116%	81%	71%	44%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate which had an impact of less than 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — Invesco International Growth Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011		2010(a)
Per share data
Net asset value, beginning of period	$12.46		$13.63	$11.79	$10.54	$11.64		$10.00
Income from investment operations:
Net investment income	0.14		0.20	0.17	0.15	0.21		0.06
Net realized and unrealized gain (loss)	0.29		(0.11)	2.03	1.46	(0.98)		1.63
Increase from payment by affiliate	—		—	—	—	0.00	(b)	0.01
Total from investment operations	0.43		0.09	2.20	1.61	(0.77)		1.70
Less distributions to shareholders:
Net investment income	(0.11)		(0.24)	(0.21)	(0.14)	(0.21)		(0.06)
Net realized gains	(0.69)		(1.02)	(0.15)	(0.22)	(0.12)		—
Total distributions to shareholders	(0.80)		(1.26)	(0.36)	(0.36)	(0.33)		(0.06)
Net asset value, end of period	$12.09		$12.46	$13.63	$11.79	$10.54		$11.64
Total return	3.41%		0.19%	19.13%	15.74%	(6.92	%)(c)	17.11	%(d)
Ratios to average net assets(e)
Total gross expenses	0.97	%(f)	0.98%	0.98%	0.98%	1.00%		1.02	%(f)
Total net expenses(g)	0.97	%(f)	0.98%	0.98%	0.97%	0.95%		0.96	%(f)
Net investment income	2.21	%(f)	1.53%	1.39%	1.34%	1.86%		0.87	%(f)
Supplemental data
Net assets, end of period (in thousands)	$2,230,286		$2,116,606	$1,926,293	$1,982,101	$1,772,805		$1,645,212
Portfolio turnover	12%		23%	30%	28%	24%		17%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate which had an impact of less than 0.01%.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — Invesco International Growth Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011		2010(a)
Per share data
Net asset value, beginning of period	$12.42		$13.60	$11.76	$10.53	$11.63		$10.00
Income from investment operations:
Net investment income	0.13		0.16	0.12	0.11	0.13		0.02
Net realized and unrealized gain (loss)	0.28		(0.11)	2.05	1.47	(0.93)		1.65
Increase from payment by affiliate	—		—	—	—	0.00	(b)	0.01
Total from investment operations	0.41		0.05	2.17	1.58	(0.80)		1.68
Less distributions to shareholders:
Net investment income	(0.09)		(0.21)	(0.18)	(0.13)	(0.18)		(0.05)
Net realized gains	(0.69)		(1.02)	(0.15)	(0.22)	(0.12)		—
Total distributions to shareholders	(0.78)		(1.23)	(0.33)	(0.35)	(0.30)		(0.05)
Net asset value, end of period	$12.05		$12.42	$13.60	$11.76	$10.53		$11.63
Total return	3.29%		(0.08%)	18.89%	15.35%	(7.12	%)(c)	16.89	%(d)
Ratios to average net assets(e)
Total gross expenses	1.23	%(f)	1.23%	1.24%	1.23%	1.25%		1.29	%(f)
Total net expenses(g)	1.23	%(f)	1.23%	1.24%	1.22%	1.20%		1.21	%(f)
Net investment income	2.10	%(f)	1.23%	0.95%	1.03%	1.22%		0.30	%(f)
Supplemental data
Net assets, end of period (in thousands)	$18,304		$12,163	$6,813	$3,080	$1,889		$456
Portfolio turnover	12%		23%	30%	28%	24%		17%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate which had an impact of less than 0.01%.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — J.P. Morgan Core Bond Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.94		$10.61	$11.11	$10.91	$10.39	$10.00
Income from investment operations:
Net investment income	0.12		0.24	0.22	0.26	0.30	0.14
Net realized and unrealized gain (loss)	(0.07)		0.32	(0.47)	0.24	0.43	0.25
Total from investment operations	0.05		0.56	(0.25)	0.50	0.73	0.39
Less distributions to shareholders:
Net investment income	(0.21)		(0.22)	(0.23)	(0.27)	(0.13)	—
Net realized gains	(0.03)		(0.01)	(0.02)	(0.03)	(0.08)	—
Total distributions to shareholders	(0.24)		(0.23)	(0.25)	(0.30)	(0.21)	—
Net asset value, end of period	$10.75		$10.94	$10.61	$11.11	$10.91	$10.39
Total return	0.42%		5.35%	(2.23%)	4.63%	7.09%	3.90%
Ratios to average net assets(b)
Total gross expenses	0.57	%(c)	0.57%	0.57%	0.58%	0.60%	0.62	%(c)
Total net expenses(d)	0.56	%(c)	0.56%	0.57%	0.58%	0.58%	0.55	%(c)
Net investment income	2.22	%(c)	2.23%	2.03%	2.33%	2.83%	2.12	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,566,287		$2,940,311	$3,112,418	$2,817,256	$2,088,567	$1,791,928
Portfolio turnover	9%		11%	16%	14%	21%	78%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.90		$10.57	$11.07	$10.87	$10.37	$10.00
Income from investment operations:
Net investment income	0.11		0.21	0.19	0.23	0.27	0.15
Net realized and unrealized gain (loss)	(0.08)		0.33	(0.47)	0.25	0.43	0.22
Total from investment operations	0.03		0.54	(0.28)	0.48	0.70	0.37
Less distributions to shareholders:
Net investment income	(0.18)		(0.20)	(0.20)	(0.25)	(0.12)	—
Net realized gains	(0.03)		(0.01)	(0.02)	(0.03)	(0.08)	—
Total distributions to shareholders	(0.21)		(0.21)	(0.22)	(0.28)	(0.20)	—
Net asset value, end of period	$10.72		$10.90	$10.57	$11.07	$10.87	$10.37
Total return	0.26%		5.11%	(2.49%)	4.47%	6.76%	3.70%
Ratios to average net assets(b)
Total gross expenses	0.82	%(c)	0.82%	0.82%	0.83%	0.84%	0.87	%(c)
Total net expenses(d)	0.81	%(c)	0.81%	0.82%	0.83%	0.83%	0.80	%(c)
Net investment income	1.98	%(c)	1.98%	1.77%	2.07%	2.59%	2.26	%(c)
Supplemental data
Net assets, end of period (in thousands)	$6,341		$5,070	$4,720	$5,837	$3,103	$1,173
Portfolio turnover	9%		11%	16%	14%	21%	78%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — Jennison Mid Cap Growth Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$18.90		$17.28	$13.50		$11.59	$11.36	$10.00
Income from investment operations:
Net investment income (loss)	(0.01)		(0.02)	(0.01)		0.06	0.03	0.05
Net realized and unrealized gain	0.89		1.64	3.79		1.85	0.20	1.31
Total from investment operations	0.88		1.62	3.78		1.91	0.23	1.36
Net asset value, end of period	$19.78		$18.90	$17.28		$13.50	$11.59	$11.36
Total return	4.66%		9.37%	28.00%		16.48%	2.02%	13.60%
Ratios to average net assets(b)
Total gross expenses	0.88	%(c)	0.88%	0.87	%(d)	0.87%	0.88%	0.91	%(c)
Total net expenses(e)	0.88	%(c)	0.86%	0.83	%(d)	0.82%	0.83%	0.82	%(c)
Net investment income (loss)	(0.13	%)(c)	(0.13%)	(0.09%)		0.49%	0.25%	0.81	%(c)
Supplemental data
Net assets, end of period (in thousands)	$240,403		$681,556	$965,195		$1,039,067	$916,179	$839,892
Portfolio turnover	19%		42%	37%		47%	44%	25%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$18.66		$17.11	$13.40		$11.54	$11.33	$10.00
Income from investment operations:
Net investment income (loss)	(0.03)		(0.03)	(0.05)		0.05	0.00 (b)	0.08
Net realized and unrealized gain	0.87		1.58	3.76		1.81	0.21	1.25
Total from investment operations	0.84		1.55	3.71		1.86	0.21	1.33
Net asset value, end of period	$19.50		$18.66	$17.11		$13.40	$11.54	$11.33
Total return	4.50%		9.06%	27.69%		16.12%	1.85%	13.30%
Ratios to average net assets(c)
Total gross expenses	1.14	%(d)	1.13%	1.13	%(e)	1.12%	1.13%	1.16	%(d)
Total net expenses(f)	1.13	%(d)	1.12%	1.08	%(e)	1.07%	1.08%	1.07	%(d)
Net investment income (loss)	(0.32	%)(d)	(0.19%)	(0.33%)		0.36%	0.03%	1.20	%(d)
Supplemental data
Net assets, end of period (in thousands)	$11,273		$7,891	$5,297		$2,333	$953	$348
Portfolio turnover	19%		42%	37%		47%	44%	25%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — Loomis Sayles Growth Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$18.76		$16.66	$12.85	$11.26		$11.33	$10.00
Income from investment operations:
Net investment income	0.07		0.10	0.10	0.12		0.09	0.06
Net realized and unrealized gain (loss)	0.48		2.00	3.71	1.47		(0.16)	1.27
Total from investment operations	0.55		2.10	3.81	1.59		(0.07)	1.33
Net asset value, end of period	$19.31		$18.76	$16.66	$12.85		$11.26	$11.33
Total return	2.93%		12.61%	29.65%	14.12%		(0.62%)	13.30%
Ratios to average net assets(b)
Total gross expenses	0.76	%(c)	0.77%	0.76%	0.75	%(d)	0.75%	0.78	%(c)
Total net expenses(e)	0.76	%(c)	0.77%	0.76%	0.73	%(d)	0.70%	0.70	%(c)
Net investment income	0.73	%(c)	0.58%	0.70%	0.94%		0.82%	1.00	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,144,214		$1,285,907	$1,108,798	$1,682,857		$1,702,237	$1,781,141
Portfolio turnover	3%		103%	73%	80%		96%	56%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — Loomis Sayles Growth Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$18.55		$16.51	$12.76	$11.21		$11.31	$10.00
Income from investment operations:
Net investment income	0.05		0.06	0.07	0.10		0.07	0.09
Net realized and unrealized gain (loss)	0.46		1.98	3.68	1.45		(0.17)	1.22
Total from investment operations	0.51		2.04	3.75	1.55		(0.10)	1.31
Net asset value, end of period	$19.06		$18.55	$16.51	$12.76		$11.21	$11.31
Total return	2.75%		12.36%	29.39%	13.83%		(0.88%)	13.10%
Ratios to average net assets(b)
Total gross expenses	1.01	%(c)	1.02%	1.02%	1.00	%(d)	1.00%	1.03	%(c)
Total net expenses(e)	1.01	%(c)	1.02%	1.02%	0.99	%(d)	0.95%	0.95	%(c)
Net investment income	0.51	%(c)	0.33%	0.46%	0.79%		0.58%	1.24	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,948		$4,499	$3,085	$1,452		$498	$197
Portfolio turnover	3%		103%	73%	80%		96%	56%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — MFS Value Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$18.75		$16.99	$12.51	$10.76	$10.76	$10.00
Income from investment operations:
Net investment income	0.16		0.31	0.25	0.24	0.21	0.10
Net realized and unrealized gain (loss)	0.05		1.45	4.23	1.51	(0.21)	0.66
Total from investment operations	0.21		1.76	4.48	1.75	—	0.76
Net asset value, end of period	$18.96		$18.75	$16.99	$12.51	$10.76	$10.76
Total return	1.12%		10.36%	35.81%	16.26%	0.00%	7.60%
Ratios to average net assets(b)
Total gross expenses	0.72	%(c)	0.73%	0.74%	0.75%	0.76%	0.78	%(c)
Total net expenses(d)	0.72	%(c)	0.73%	0.74%	0.74%	0.69%	0.64	%(c)
Net investment income	1.73	%(c)	1.75%	1.71%	2.05%	1.95%	1.79	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,044,883		$2,364,990	$2,327,134	$1,846,204	$1,739,492	$1,534,188
Portfolio turnover	5%		13%	18%	15%	15%	13%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — MFS Value Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$18.54		$16.84	$12.43	$10.72	$10.75	$10.00
Income from investment operations:
Net investment income	0.14		0.26	0.22	0.22	0.19	0.11
Net realized and unrealized gain (loss)	0.05		1.44	4.19	1.49	(0.22)	0.64
Total from investment operations	0.19		1.70	4.41	1.71	(0.03)	0.75
Net asset value, end of period	$18.73		$18.54	$16.84	$12.43	$10.72	$10.75
Total return	1.02%		10.09%	35.48%	15.95%	(0.28%)	7.50%
Ratios to average net assets(b)
Total gross expenses	0.98	%(c)	0.98%	0.99%	1.00%	1.01%	1.04	%(c)
Total net expenses(d)	0.98	%(c)	0.98%	0.99%	0.99%	0.95%	0.89	%(c)
Net investment income	1.48	%(c)	1.48%	1.45%	1.85%	1.80%	1.67	%(c)
Supplemental data
Net assets, end of period (in thousands)	$16,435		$13,953	$7,900	$2,766	$1,480	$365
Portfolio turnover	5%		13%	18%	15%	15%	13%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — Morgan Stanley Global Real Estate Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.26		$11.71	$12.89		$10.08		$11.74	$10.00
Income from investment operations:
Net investment income	0.01		0.33	0.24		0.29		0.23	0.17
Net realized and unrealized gain (loss)	(0.26)		1.28	0.14		2.76		(1.26)	1.56
Increase from payment by affiliate	—		—	—		—		—	0.01
Total from investment operations	(0.25)		1.61	0.38		3.05		(1.03)	1.74
Less distributions to shareholders:
Net investment income	(0.75)		(0.27)	(1.03)		(0.04)		(0.48)	—
Net realized gains	(1.53)		(1.79)	(0.53)		(0.20)		(0.15)	—
Total distributions to shareholders	(2.28)		(2.06)	(1.56)		(0.24)		(0.63)	—
Net asset value, end of period	$8.73		$11.26	$11.71		$12.89		$10.08	$11.74
Total return	(2.16%)		14.14%	3.28%		30.62%		(9.51%)	17.40	%(b)
Ratios to average net assets(c)
Total gross expenses	1.07	%(d)	1.05%	1.04	%(e)	1.03	%(e)	1.01%	1.11	%(d)
Total net expenses(f)	1.00	%(d)	0.90%	0.89	%(e)	0.89	%(e)	0.88%	0.86	%(d)
Net investment income	0.10	%(d)	2.81%	1.87%		2.46%		2.09%	2.48	%(d)
Supplemental data
Net assets, end of period (in thousands)	$188,273		$214,639	$310,093		$454,820		$401,238	$369,366
Portfolio turnover	13%		25%	25%		31%		18%	14%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.20		$11.66	$12.84		$10.05		$11.71	$10.00
Income from investment operations:
Net investment income	0.05		0.30	0.22		0.26		0.21	0.16
Net realized and unrealized gain (loss)	(0.30)		1.27	0.13		2.74		(1.25)	1.54
Increase from payment by affiliate	—		—	—		—		—	0.01
Total from investment operations	(0.25)		1.57	0.35		3.00		(1.04)	1.71
Less distributions to shareholders:
Net investment income	(0.72)		(0.24)	(1.00)		(0.01)		(0.47)	—
Net realized gains	(1.53)		(1.79)	(0.53)		(0.20)		(0.15)	—
Total distributions to shareholders	(2.25)		(2.03)	(1.53)		(0.21)		(0.62)	—
Net asset value, end of period	$8.70		$11.20	$11.66		$12.84		$10.05	$11.71
Total return	(2.17%)		13.81%	3.05%		30.21%		(9.62%)	17.10	%(b)
Ratios to average net assets(c)
Total gross expenses	1.32	%(d)	1.30%	1.29	%(e)	1.29	%(e)	1.27%	1.35	%(d)
Total net expenses(f)	1.25	%(d)	1.15%	1.14	%(e)	1.14	%(e)	1.13%	1.11	%(d)
Net investment income	0.95	%(d)	2.60%	1.77%		2.22%		1.95%	2.16	%(d)
Supplemental data
Net assets, end of period (in thousands)	$21,250		$17,893	$11,138		$6,516		$2,929	$880
Portfolio turnover	13%		25%	25%		31%		18%	14%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — NFJ Dividend Value Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$18.69		$17.03	$13.29	$11.66	$11.26	$10.00
Income from investment operations:
Net investment income	0.21		0.38	0.39	0.38	0.36	0.25
Net realized and unrealized gain (loss)	(0.49)		1.28	3.35	1.25	0.04	1.01
Total from investment operations	(0.28)		1.66	3.74	1.63	0.40	1.26
Net asset value, end of period	$18.41		$18.69	$17.03	$13.29	$11.66	$11.26
Total return	(1.50%)		9.75%	28.14%	13.98%	3.55%	12.60%
Ratios to average net assets(b)
Total gross expenses	0.74	%(c)	0.74%	0.75%	0.75%	0.76%	0.78	%(c)
Total net expenses(d)	0.74	%(c)	0.74%	0.75%	0.75%	0.72%	0.64	%(c)
Net investment income	2.29	%(c)	2.10%	2.58%	2.98%	3.15%	3.73	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,037,421		$2,105,199	$2,058,095	$1,843,656	$1,754,511	$1,544,544
Portfolio turnover	32%		32%	29%	42%	32%	24%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — NFJ Dividend Value Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$18.48		$16.87	$13.21	$11.61	$11.24	$10.00
Income from investment operations:
Net investment income	0.19		0.33	0.35	0.35	0.34	0.25
Net realized and unrealized gain (loss)	(0.50)		1.28	3.31	1.25	0.03	0.99
Total from investment operations	(0.31)		1.61	3.66	1.60	0.37	1.24
Net asset value, end of period	$18.17		$18.48	$16.87	$13.21	$11.61	$11.24
Total return	(1.68%)		9.54%	27.71%	13.78%	3.29%	12.40%
Ratios to average net assets(b)
Total gross expenses	0.99	%(c)	0.99%	1.00%	1.00%	1.01%	1.03	%(c)
Total net expenses(d)	0.99	%(c)	0.99%	1.00%	1.00%	0.99%	0.89	%(c)
Net investment income	2.04	%(c)	1.85%	2.29%	2.75%	3.00%	3.69	%(c)
Supplemental data
Net assets, end of period (in thousands)	$9,324		$9,505	$6,908	$3,883	$1,589	$183
Portfolio turnover	32%		32%	29%	42%	32%	24%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$19.54		$17.70		$12.96	$11.41	$11.42	$10.00
Income from investment operations:
Net investment income	0.01		(0.00	)(b)	0.01	0.04	0.01	0.01
Net realized and unrealized gain (loss)	0.81		1.84		4.73	1.51	(0.02)	1.41
Total from investment operations	0.82		1.84		4.74	1.55	(0.01)	1.42
Net asset value, end of period	$20.36		$19.54		$17.70	$12.96	$11.41	$11.42
Total return	4.20%		10.40%		36.57%	13.58%	(0.09%)	14.20%
Ratios to average net assets(c)
Total gross expenses	0.76	%(d)	0.76%		0.76%	0.75%	0.75%	0.80	%(d)
Total net expenses(e)	0.76	%(d)	0.76%		0.76%	0.75%	0.73%	0.70	%(d)
Net investment income (loss)	0.08	%(d)	(0.02%)		0.07%	0.31%	0.09%	0.18	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,578,286		$1,522,909		$1,326,310	$1,685,695	$1,673,806	$1,192,955
Portfolio turnover	30%		71%		69%	63%	47%	109%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$19.31		$17.53	$12.87	$11.36	$11.40	$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		(0.05)	(0.03)	0.02	(0.01)	(0.01)
Net realized and unrealized gain (loss)	0.80		1.83	4.69	1.49	(0.03)	1.41
Total from investment operations	0.78		1.78	4.66	1.51	(0.04)	1.40
Net asset value, end of period	$20.09		$19.31	$17.53	$12.87	$11.36	$11.40
Total return	4.04%		10.15%	36.21%	13.29%	(0.35%)	14.00%
Ratios to average net assets(b)
Total gross expenses	1.01	%(c)	1.01%	1.01%	1.00%	1.01%	1.04	%(c)
Total net expenses(d)	1.01	%(c)	1.01%	1.01%	1.00%	0.99%	0.95	%(c)
Net investment income (loss)	(0.18	%)(c)	(0.27%)	(0.19%)	0.16%	(0.06%)	(0.12	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$5,284		$4,383	$2,663	$1,367	$596	$42
Portfolio turnover	30%		71%	69%	63%	47%	109%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — Partners Small Cap Growth Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011		2010(a)
Per share data
Net asset value, beginning of period	$18.25		$18.30	$13.05	$11.74	$11.77		$10.00
Income from investment operations:
Net investment income (loss)	(0.04)		(0.08)	(0.03)	0.04	(0.03)		(0.02)
Net realized and unrealized gain (loss)	1.73		0.03	5.28	1.27	(0.00	)(b)(c)	1.79
Total from investment operations	1.69		(0.05)	5.25	1.31	(0.03)		1.77
Net asset value, end of period	$19.94		$18.25	$18.30	$13.05	$11.74		$11.77
Total return	9.26%		(0.27%)	40.23%	11.16%	(0.25%)		17.70%
Ratios to average net assets(d)
Total gross expenses	1.02	%(e)	1.02%	1.03%	1.03%	1.03%		1.08	%(e)
Total net expenses(f)	0.96	%(e)	0.96%	0.96%	0.99%	1.03%		1.07	%(e)
Net investment income (loss)	(0.40	%)(e)	(0.46%)	(0.19%)	0.33%	(0.29%)		(0.24	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$582,341		$536,791	$622,614	$510,214	$505,966		$483,631
Portfolio turnover	29%		43%	53%	70%	67%		43%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — Partners Small Cap Growth Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011		2010(a)
Per share data
Net asset value, beginning of period	$18.04		$18.13	$12.96	$11.68	$11.75		$10.00
Income from investment operations:
Net investment income (loss)	(0.06)		(0.12)	(0.08)	0.03	(0.05)		(0.03)
Net realized and unrealized gain (loss)	1.70		0.03	5.25	1.25	(0.02	)(b)	1.78
Total from investment operations	1.64		(0.09)	5.17	1.28	(0.07)		1.75
Net asset value, end of period	$19.68		$18.04	$18.13	$12.96	$11.68		$11.75
Total return	9.09%		(0.50%)	39.89%	10.96%	(0.60%)		17.50%
Ratios to average net assets(c)
Total gross expenses	1.27	%(d)	1.27%	1.28%	1.28%	1.28%		1.34	%(d)
Total net expenses(e)	1.21	%(d)	1.21%	1.21%	1.24%	1.28%		1.32	%(d)
Net investment income (loss)	(0.64	%)(d)	(0.70%)	(0.48%)	0.21%	(0.47%)		(0.40	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$4,386		$3,355	$2,841	$1,252	$631		$131
Portfolio turnover	29%		43%	53%	70%	67%		43%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — Pyramis® International Equity Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.99		$12.99	$11.24	$9.65	$11.57	$10.00
Income from investment operations:
Net investment income	0.12		0.23	0.20	0.23	0.24	0.05
Net realized and unrealized gain (loss)	0.72		(0.99)	2.12	1.73	(1.62)	1.56
Total from investment operations	0.84		(0.76)	2.32	1.96	(1.38)	1.61
Less distributions to shareholders:
Net investment income	(0.16)		(0.22)	(0.27)	(0.21)	(0.26)	(0.04)
Net realized gains	(0.34)		(1.02)	(0.30)	(0.16)	(0.28)	—
Total distributions to shareholders	(0.50)		(1.24)	(0.57)	(0.37)	(0.54)	(0.04)
Net asset value, end of period	$11.33		$10.99	$12.99	$11.24	$9.65	$11.57
Total return	7.60%		(6.73%)	21.51%	20.92%	(12.59%)	16.14%
Ratios to average net assets(b)
Total gross expenses	0.98	%(c)	0.99%	1.00%	1.01%	1.01%	1.06	%(c)
Total net expenses(d)	0.98	%(c)	0.99%	1.00%	0.98%	0.95%	0.96	%(c)
Net investment income	2.09	%(c)	1.86%	1.64%	2.19%	2.19%	0.81	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,306,223		$1,523,162	$1,427,986	$1,195,137	$1,091,985	$1,019,309
Portfolio turnover	24%		55%	78%	66%	63%	43%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — Pyramis® International Equity Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.94		$12.95	$11.21	$9.63	$11.56	$10.00
Income from investment operations:
Net investment income	0.11		0.19	0.14	0.19	0.19	0.02
Net realized and unrealized gain (loss)	0.71		(0.99)	2.15	1.74	(1.60)	1.57
Total from investment operations	0.82		(0.80)	2.29	1.93	(1.41)	1.59
Less distributions to shareholders:
Net investment income	(0.14)		(0.19)	(0.25)	(0.19)	(0.24)	(0.03)
Net realized gains	(0.34)		(1.02)	(0.30)	(0.16)	(0.28)	—
Total distributions to shareholders	(0.48)		(1.21)	(0.55)	(0.35)	(0.52)	(0.03)
Net asset value, end of period	$11.28		$10.94	$12.95	$11.21	$9.63	$11.56
Total return	7.50%		(7.02%)	21.27%	20.59%	(12.87%)	15.92%
Ratios to average net assets(b)
Total gross expenses	1.23	%(c)	1.24%	1.25%	1.26%	1.26%	1.30	%(c)
Total net expenses(d)	1.23	%(c)	1.24%	1.25%	1.24%	1.20%	1.21	%(c)
Net investment income	1.86	%(c)	1.60%	1.16%	1.88%	1.85%	0.22	%(c)
Supplemental data
Net assets, end of period (in thousands)	$7,201		$4,652	$3,282	$1,297	$596	$87
Portfolio turnover	24%		55%	78%	66%	63%	43%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — TCW Core Plus Bond Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.47		$10.02	$10.48	$10.62	$10.37	$10.00
Income from investment operations:
Net investment income	0.07		0.16	0.09	0.07	0.21	0.08
Net realized and unrealized gain (loss)	(0.08)		0.36	(0.32)	0.17	0.35	0.29
Total from investment operations	(0.01)		0.52	(0.23)	0.24	0.56	0.37
Less distributions to shareholders:
Net investment income	(0.09)		(0.07)	(0.08)	(0.20)	(0.08)	—
Net realized gains	(0.00	)(b)	—	(0.15)	(0.18)	(0.23)	—
Total distributions to shareholders	(0.09)		(0.07)	(0.23)	(0.38)	(0.31)	—
Net asset value, end of period	$10.37		$10.47	$10.02	$10.48	$10.62	$10.37
Total return	(0.10%)		5.15%	(2.19%)	2.32%	5.53%	3.70%
Ratios to average net assets(c)
Total gross expenses	0.59	%(d)	0.60%	0.61%	0.62%	0.63%	0.68	%(d)
Total net expenses(e)	0.57	%(d)	0.58%	0.61%	0.60%	0.56%	0.55	%(d)
Net investment income	1.37	%(d)	1.57%	0.85%	0.69%	2.04%	1.28	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3,220,674		$2,130,226	$1,247,945	$1,479,732	$1,241,618	$1,087,790
Portfolio turnover	171%		448%	1,233%	1,142%	1,618%	1,403%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.43		$9.99	$10.44	$10.59	$10.36	$10.00
Income from investment operations:
Net investment income	0.06		0.14	0.06	0.04	0.19	0.08
Net realized and unrealized gain (loss)	(0.08)		0.34	(0.31)	0.17	0.34	0.28
Total from investment operations	(0.02)		0.48	(0.25)	0.21	0.53	0.36
Less distributions to shareholders:
Net investment income	(0.06)		(0.04)	(0.05)	(0.18)	(0.07)	—
Net realized gains	(0.00	)(b)	—	(0.15)	(0.18)	(0.23)	—
Total distributions to shareholders	(0.06)		(0.04)	(0.20)	(0.36)	(0.30)	—
Net asset value, end of period	$10.35		$10.43	$9.99	$10.44	$10.59	$10.36
Total return	(0.15%)		4.81%	(2.36%)	2.05%	5.20%	3.60%
Ratios to average net assets(c)
Total gross expenses	0.84	%(d)	0.85%	0.86%	0.87%	0.88%	0.95	%(d)
Total net expenses(e)	0.82	%(d)	0.83%	0.86%	0.85%	0.81%	0.80	%(d)
Net investment income	1.12	%(d)	1.33%	0.60%	0.40%	1.79%	1.25	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3,586		$3,147	$3,260	$3,684	$1,509	$478
Portfolio turnover	171%		448%	1,233%	1,142%	1,618%	1,403%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — Wells Fargo Short Duration Government Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.18		$10.14	$10.33	$10.32	$10.19	$10.02
Income from investment operations:
Net investment income	0.03		0.05	0.05	0.11	0.14	0.11
Net realized and unrealized gain (loss)	0.03		0.04	(0.06)	0.10	0.10	0.06
Total from investment operations	0.06		0.09	(0.01)	0.21	0.24	0.17
Less distributions to shareholders:
Net investment income	(0.10)		(0.05)	(0.10)	(0.12)	(0.08)	—
Net realized gains	—		—	(0.08)	(0.08)	(0.03)	—
Total distributions to shareholders	(0.10)		(0.05)	(0.18)	(0.20)	(0.11)	—
Net asset value, end of period	$10.14		$10.18	$10.14	$10.33	$10.32	$10.19
Total return	0.62%		0.86%	(0.14%)	2.01%	2.41%	1.70%
Ratios to average net assets(b)
Total gross expenses	0.59	%(c)	0.59%	0.59%	0.60%	0.60%	0.62	%(c)
Total net expenses(d)	0.59	%(c)	0.59%	0.59%	0.59%	0.57%	0.55	%(c)
Net investment income	0.64	%(c)	0.54%	0.47%	1.03%	1.34%	1.70	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,234,866		$2,321,423	$2,455,893	$2,106,703	$1,779,392	$1,574,515
Portfolio turnover	219%		445%	282%	356%	529%	360%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.14		$10.09	$10.29	$10.29	$10.17	$10.02
Income from investment operations:
Net investment income	0.02		0.03	0.02	0.08	0.11	0.10
Net realized and unrealized gain (loss)	0.03		0.04	(0.07)	0.10	0.11	0.05
Total from investment operations	0.05		0.07	(0.05)	0.18	0.22	0.15
Less distributions to shareholders:
Net investment income	(0.08)		(0.02)	(0.07)	(0.10)	(0.07)	—
Net realized gains	—		—	(0.08)	(0.08)	(0.03)	—
Total distributions to shareholders	(0.08)		(0.02)	(0.15)	(0.18)	(0.10)	—
Net asset value, end of period	$10.11		$10.14	$10.09	$10.29	$10.29	$10.17
Total return	0.47%		0.71%	(0.49%)	1.76%	2.18%	1.50%
Ratios to average net assets(b)
Total gross expenses	0.85	%(c)	0.84%	0.84%	0.85%	0.85%	0.86	%(c)
Total net expenses(d)	0.85	%(c)	0.84%	0.84%	0.84%	0.82%	0.80	%(c)
Net investment income	0.40	%(c)	0.31%	0.23%	0.76%	1.10%	1.57	%(c)
Supplemental data
Net assets, end of period (in thousands)	$9,085		$6,479	$2,460	$2,189	$1,005	$469
Portfolio turnover	219%		445%	282%	356%	529%	360%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Variable Portfolio — U.S. Equities Fund (formerly known as Variable Portfolio — Columbia Wanger U.S. Equities Fund); Variable Portfolio — American Century Diversified Bond Fund; Variable Portfolio — Columbia Wanger International Equities Fund; Variable Portfolio — DFA International Value Fund; Variable Portfolio — Eaton Vance Floating-Rate Income Fund; Variable Portfolio — Holland Large Cap Growth Fund; Variable Portfolio — Invesco International Growth Fund; Variable Portfolio — J.P. Morgan Core Bond Fund; Variable Portfolio — Jennison Mid Cap Growth Fund; Variable Portfolio — Loomis Sayles Growth Fund; Variable Portfolio — MFS Value Fund; Variable Portfolio — Morgan Stanley Global Real Estate Fund; Variable Portfolio — NFJ Dividend Value Fund; Variable Portfolio — Nuveen Winslow Large Cap Growth Fund; Variable Portfolio — Partners Small Cap Growth Fund; Variable Portfolio — Pyramis® International Equity Fund; Variable Portfolio — TCW Core Plus Bond Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund. Reference to shares and shareholders within these financial statements refer to partners' interests and partners for Funds treated as a partnership for U.S. federal income tax purposes. Effective May 1, 2015, Variable Portfolio — Columbia Wanger U.S. Equities Fund was renamed Columbia Variable Portfolio — U.S. Equities Fund.

Each Fund currently operates as a diversified fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to one or more Funds. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds' Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

Each Fund may invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Certain Funds utilized forward foreign currency exchange contracts as detailed below:

Forward Foreign Currency Exchange Contracts	Funds
To hedge the currency exposure associated with some or all of the Fund's securities	Variable Portfolio — American Century Diversified Bond Fund
To shift foreign currency exposure back to U.S. dollars	Variable Portfolio — American Century Diversified Bond Fund
To shift investment exposure from one currency to another	Variable Portfolio — American Century Diversified Bond Fund
To generate interest rate differential yield	Variable Portfolio — American Century Diversified Bond Fund
To generate total return through long and short currency positions versus the U.S. dollar	Variable Portfolio — American Century Diversified Bond Fund

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchanged traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:

Futures Contracts	Funds
To produce incremental earnings	Variable Portfolio — TCW Core Plus Bond Fund
To manage the duration and yield curve exposure of the Fund versus the benchmark	Variable Portfolio — American Century Diversified Bond Fund and Variable Portfolio — TCW Core Plus Bond Fund
To manage exposure to movements in interest rates	Variable Portfolio — American Century Diversified Bond Fund and Variable Portfolio — TCW Core Plus Bond Fund
To manage exposure to the securities market	Variable Portfolio — Pyramis® International Equity Fund
To maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions	Columbia Variable Portfolio — U.S. Equities Fund, Variable Portfolio — Columbia Wanger International Equities Fund and Variable Portfolio — Pyramis® International Equity Fund

Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into futures contracts, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Variable Portfolio — U.S. Equities Fund

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized depreciation on futures contracts	1,647,184	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(2,379,887)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(1,647,184)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	25,570,680

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Variable Portfolio — American Century Diversified Bond Fund

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	4,922,493
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,145,148

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	19,930,967	—	19,930,967
Interest rate risk	—	557,872	557,872
Total	19,930,967	557,872	20,488,839
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(10,014,785)

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Short	24,685,547
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	15,051,508	(5,902,139)

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Variable Portfolio — Columbia Wanger International Equities Fund

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	1,221,697	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	29,369
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(1,221,697)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	34,382,555

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Variable Portfolio — Pyramis® International Equity Fund

The following table provides a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	2,702,029	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	5,284,660
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(1,764,436)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	78,782,050

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Variable Portfolio — TCW Core Plus Bond Fund

The following table provides a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	1,324,027	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	332,804
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(3,562,792)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	64,677,540

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Investments in Senior Loans

Certain Funds may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments with a corresponding payable for investments purchased. The

Fund designates cash or liquid securities to cover these commitments.

Asset- and Mortgage-Backed Securities

Certain Funds may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

Certain Funds may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Interest Only and Principal Only Securities

Certain Funds may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Offsetting of Assets and Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2015:

Variable Portfolio — American Century Diversified Bond Fund

	Barclays ($)	Deutsche Bank Securities Inc. ($)	J.P. Morgan Securities, Inc. ($)	UBS Securities ($)	Total ($)
Assets
Forward foreign currency exchange contracts	3,084,423	176,126	157,632	1,504,312	4,922,493
Liabilities
Forward foreign currency exchange contracts	690,149	1,089,038	28,330	337,631	2,145,148
Total Financial and Derivative Net Assets	2,394,274	(912,912)	129,302	1,166,681	2,777,345
Total collateral received (pledged)(a)	—	—	—	—	—
Net Amount(b)	2,394,274	(912,912)	129,302	1,166,681	2,777,345

(a) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b) Represents the net amount due from/ (to) counterparties in the event of default.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity.

Columbia Variable Portfolio — U.S. Equities Fund, Variable Portfolio — Holland Large Cap Growth Fund, Variable Portfolio — Jennison Mid Cap Growth Fund, Variable Portfolio — Loomis Sayles Growth Fund, Variable Portfolio — MFS Value Fund, Variable Portfolio — NFJ Dividend Value Fund, Variable Portfolio — Nuveen Winslow Large Cap Growth Fund and Variable Portfolio — Partners Small Cap Growth Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund's income and loss. The components of each Fund's net assets are reported at the partner level for federal income tax purposes, and

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

therefore, are not presented in the Statement of Assets and Liabilities.

Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — DFA International Value Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — Invesco International Growth Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund, Variable Portfolio — Pyramis® International Equity Fund, Variable Portfolio — TCW Core Plus Bond Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund intend to qualify each year as separate "regulated investment companies" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly, when available, for Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — DFA International Value Fund, Variable Portfolio — Invesco International Growth Fund and Variable Portfolio — Pyramis® International Equity Fund. Dividends from net investment income, if any, are declared and distributed annually, when available, for Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund, Variable Portfolio — TCW Core Plus Bond Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of each Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Funds. Each Fund, as described below, has entered into Subadvisory Agreements such that day-to-day portfolio management of the Funds is provided by the Funds' subadvisers. See Subadvisory Agreements below. The investment management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The fee rate range and annualized effective investment management fee rate for each Fund as a percentage of each Fund's average daily net assets for the six months ended June 30, 2015, was as follows:

Fund	High (%)	Low (%)	Annualized Effective Investment Management Fee (%)
Columbia Variable Portfolio — U.S. Equities Fund	0.79	0.70	0.84	(a)
Variable Portfolio — American Century Diversified Bond Fund	0.48	0.375	0.43
Variable Portfolio — Columbia Wanger International Equities Fund	0.95	0.72	0.90
Variable Portfolio — DFA International Value Fund	0.85	0.70	0.83
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	0.63	0.53	0.63
Variable Portfolio — Holland Large Cap Growth Fund	0.65	0.50	0.64
Variable Portfolio — Invesco International Growth Fund	0.85	0.70	0.81
Variable Portfolio — J.P. Morgan Core Bond Fund	0.48	0.375	0.44
Variable Portfolio — Jennison Mid Cap Growth Fund	0.75	0.65	0.75
Variable Portfolio — Loomis Sayles Growth Fund	0.65	0.50	0.63
Variable Portfolio — MFS Value Fund	0.65	0.50	0.61
Variable Portfolio — Morgan Stanley Global Real Estate Fund	0.85	0.75	0.85
Variable Portfolio — NFJ Dividend Value Fund	0.65	0.50	0.62
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	0.65	0.50	0.63
Fund	High (%)	Low (%)	Annualized Effective Investment Management Fee (%)
Variable Portfolio — Partners Small Cap Growth Fund	0.90	0.80	0.87
Variable Portfolio — Pyramis® International Equity Fund	0.85	0.70	0.82
Variable Portfolio — TCW Core Plus Bond Fund	0.48	0.375	0.46	(b)
Variable Portfolio — Wells Fargo Short Duration Government Fund	0.48	0.375	0.46

(a) For Columbia Variable Portfolio — U.S. Equities Fund, prior to May 1, 2015, the investment management fee rate range was 0.90% to 0.80%.

(b) For Variable Portfolio — TCW Core Plus Bond Fund, effective April 1, 2014 through April 30, 2016, the Investment Manager contractually agreed to waive 0.05% of its management fee (from 0.48% to 0.43%) on the first $1 billion of assets of the Fund, unless sooner terminated in the sole discretion of the Board. The annualized effective investment management fee rate, net of any waivers, for Variable Portfolio — TCW Core Plus Bond Fund for the period ended June 30, 2015 was 0.43% of the Fund's average daily net assets.

Subadvisory Agreements

The Investment Manager may contract with and compensate subadvisers to manage the investment of each Fund's assets. The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:

Fund	Subadviser
Columbia Variable Portfolio — U.S. Equities Fund	Columbia Wanger Asset Management, LLC*
Variable Portfolio — American Century Diversified Bond Fund	American Century Investment Management, Inc.
Variable Portfolio — Columbia Wanger International Equities Fund	Columbia Wanger Asset Management, LLC*
Variable Portfolio — DFA International Value Fund	Dimensional Fund Advisors LP
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	Eaton Vance Management
Variable Portfolio — Holland Large Cap Growth Fund	Holland Capital Management LLC
Variable Portfolio — Invesco International Growth Fund	Invesco Advisers, Inc.
Variable Portfolio — J.P. Morgan Core Bond Fund	J.P. Morgan Investment Management Inc.
Variable Portfolio — Jennison Mid Cap Growth Fund	Jennison Associates LLC
Variable Portfolio — Loomis Sayles Growth Fund	Loomis, Sayles & Company, L.P.
Variable Portfolio — MFS Value Fund	Massachusetts Financial Services Company

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Fund	Subadviser
Variable Portfolio — Morgan Stanley Global Real Estate Fund	Morgan Stanley Investment Management Inc.
Variable Portfolio — NFJ Dividend Value Fund	NFJ Investment Group LLC
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	Winslow Capital Management, LLC
Variable Portfolio — Partners Small Cap Growth Fund	Palisade Capital Management, L.L.C. The London Company** Wells Capital Management Incorporated
Variable Portfolio — Pyramis® International Equity Fund	Pyramis® Global Advisors, LLC
Variable Portfolio — TCW Core Plus Bond Fund	TCW Investment Management Company
Variable Portfolio — Wells Fargo Short Duration Government Fund	Wells Capital Management Incorporated

* A wholly-owned subsidiary of the Investment Manager.

** London Company of Virginia, doing business as The London Company.

For Variable Portfolio — Partners Small Cap Growth Fund, each subadviser manages a portion of the assets of the Fund. New investments, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager's determination, subject to the oversight of the Board, of the allocation that is in the best interest of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Funds pay the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines as each Fund's net assets increase. The fee rate range and annualized effective administration fee rate for each Fund as a percentage of each Fund's average daily net assets for the six months ended June 30, 2015, was as follows:

Fund	High (%)	Low (%)	Annualized Effective Administration fee (%)
Columbia Variable Portfolio — U.S. Equities Fund	0.08	0.05	0.08
Variable Portfolio — American Century Diversified Bond Fund	0.07	0.04	0.06
Variable Portfolio — Columbia Wanger International Equities Fund	0.08	0.05	0.08
Variable Portfolio — DFA International Value Fund	0.08	0.05	0.07
Fund	High (%)	Low (%)	Annualized Effective Administration fee (%)
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	0.07	0.04	0.07
Variable Portfolio — Holland Large Cap Growth Fund	0.06	0.03	0.06
Variable Portfolio — Invesco International Growth Fund	0.08	0.05	0.07
Variable Portfolio — J.P. Morgan Core Bond Fund	0.07	0.04	0.06
Variable Portfolio — Jennison Mid Cap Growth Fund	0.06	0.03	0.06
Variable Portfolio — Loomis Sayles Growth Fund	0.06	0.03	0.06
Variable Portfolio — MFS Value Fund	0.06	0.03	0.05
Variable Portfolio — Morgan Stanley Global Real Estate Fund	0.08	0.05	0.08
Variable Portfolio — NFJ Dividend Value Fund	0.06	0.03	0.05
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	0.06	0.03	0.05
Variable Portfolio — Partners Small Cap Growth Fund	0.08	0.05	0.08
Variable Portfolio — Pyramis® International Equity Fund	0.08	0.05	0.07
Variable Portfolio — TCW Core Plus Bond Fund	0.07	0.04	0.06
Variable Portfolio — Wells Fargo Short Duration Government Fund	0.07	0.04	0.06

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Funds or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Funds and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the six months ended June 30, 2015, other expenses paid by each Fund to this company were as follows:

Fund	Amount ($)
Columbia Variable Portfolio — U.S. Equities Fund	869
Variable Portfolio — American Century Diversified Bond Fund	3,068
Variable Portfolio — Columbia Wanger International Equities Fund	1,145
Variable Portfolio — DFA International Value Fund	1,819
Variable Portfolio — Eaton Vance Floating-Rate 1,023 Income Fund
Variable Portfolio — Holland Large Cap Growth Fund	1,678

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Fund	Amount ($)
Variable Portfolio — Invesco International Growth Fund	2,290
Variable Portfolio — J.P. Morgan Core Bond Fund	2,851
Variable Portfolio — Jennison Mid Cap Growth Fund	1,131
Variable Portfolio — Loomis Sayles Growth Fund	1,616
Variable Portfolio — MFS Value Fund	2,431
Variable Portfolio — Morgan Stanley Global Real 781 Estate Fund
Variable Portfolio — NFJ Dividend Value Fund	2,220
Variable Portfolio — Nuveen Winslow Large Cap 1,796 Growth Fund
Variable Portfolio — Partners Small Cap Growth Fund	1,027
Variable Portfolio — Pyramis® International Equity Fund	1,913
Variable Portfolio — TCW Core Plus Bond Fund	2,236
Variable Portfolio — Wells Fargo Short Duration 2,372 Government Fund

Compensation of Board Members

Board members are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of each Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

Transfer Agency Fees

The Funds have a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of each Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Funds pay no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that each Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds' custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 through April 30, 2016		Voluntary Expense Cap Effective May 1, 2015 through June 30, 2015		Voluntary Expense Cap Prior to May 1, 2015
	Class 1	Class 2	Class 1	Class 2	Class 1	Class 2
Columbia Variable Portfolio — U.S. Equities Fund	0.96%	1.21%	0.96%	1.21%	0.96%	1.21%
Variable Portfolio — American Century Diversified Bond Fund	0.56	0.81	0.56	0.81	0.56	0.81
Variable Portfolio — Columbia Wanger International Equities Fund	1.11	1.36	1.11	1.36	1.11	1.36
Variable Portfolio — DFA International Value Fund	1.02	1.27	1.02	1.27	1.02	1.27
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	0.75	1.00	0.75	1.00	0.75	1.00
Variable Portfolio — Holland Large Cap Growth Fund	0.79	1.04	0.79	1.04	0.79	1.04
Variable Portfolio — Invesco International Growth Fund	1.00	1.25	1.00	1.25	1.00	1.25
Variable Portfolio — J.P. Morgan Core Bond Fund	0.56	0.81	0.56	0.81	0.56	0.81
Variable Portfolio — Jennison Mid Cap Growth Fund	0.88	1.13	0.88	1.13	0.88	1.13
Variable Portfolio — Loomis Sayles Growth Fund	0.79	1.04	0.79	1.04	0.79	1.04
Variable Portfolio — MFS Value Fund	0.75	1.00	0.75	1.00	0.77	1.02

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

	Contractual Expense Cap July 1, 2015 through April 30, 2016		Voluntary Expense Cap Effective May 1, 2015 through June 30, 2015		Voluntary Expense Cap Prior to May 1, 2015
	Class 1	Class 2	Class 1	Class 2	Class 1	Class 2
Variable Portfolio — Morgan Stanley Global Real Estate Fund	1.03%	1.28%	1.03%	1.28%	0.98%	1.23%
Variable Portfolio — NFJ Dividend Value Fund	0.76	1.01	0.76	1.01	0.77	1.02
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	0.79	1.04	0.79	1.04	0.79	1.04
Variable Portfolio — Partners Small Cap Growth Fund	0.96	1.21	0.96	1.21	0.96	1.21
Variable Portfolio — Pyramis® International Equity Fund	0.99	1.24	0.99	1.24	0.99	1.24
Variable Portfolio — TCW Core Plus Bond Fund	0.59	0.84	0.59	0.84	0.59	0.84
Variable Portfolio — Wells Fargo Short Duration Government Fund	0.60	0.85	0.60	0.85	0.60	0.85

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the approximate cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was approximately:

Fund	Tax Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized Depreciation ($)	Net Appreciation (Depreciation) ($)
Variable Portfolio — American Century Diversified Bond Fund	5,175,878,000	43,231,000	(66,419,000)	(23,188,000)
Variable Portfolio — Columbia Wanger International Equities Fund	369,528,000	54,229,000	(24,062,000)	30,167,000
Variable Portfolio — DFA International Value Fund	1,886,287,000	237,525,000	(158,083,000)	79,442,000
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	119,030,000	685,000	(5,527,000)	(4,842,000)
Variable Portfolio — Invesco International Growth Fund	1,973,908,000	374,039,000	(88,404,000)	285,635,000
Variable Portfolio — J.P. Morgan Core Bond Fund	3,567,872,000	77,752,000	(19,736,000)	58,016,000
Variable Portfolio — Morgan Stanley Global Real Estate Fund	184,905,000	30,788,000	(6,986,000)	23,802,000
Variable Portfolio — Pyramis® International Equity Fund	2,174,952,000	188,987,000	(58,189,000)	130,798,000
Variable Portfolio — TCW Core Plus Bond Fund	3,642,828,000	12,249,000	(20,935,000)	(8,686,000)
Variable Portfolio — Wells Fargo Short Duration Government Fund	1,288,790,000	3,049,000	(2,823,000)	226,000

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The following capital loss carryforwards, determined as of December 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	No Expiration Short-term ($)	No Expiration Long-term ($)	Total ($)
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	99,116	3,713,449	3,812,565
Variable Portfolio — Wells Fargo Short Duration Government Fund	1,173,601	—	1,173,601

Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended June 30, 2015, the cost of purchases and proceeds from sales of securities, including U.S. government securities, but excluding short-term investments and derivatives, if any, for each Fund aggregated to:

Fund	Purchases ($)	Proceeds from Sales ($)	Purchases of U.S. Government Securities ($)	Proceeds from Sales of U.S. Government Securities ($)
Columbia Variable Portfolio — U.S. Equities Fund	1,172,098,199	251,778,973	—	—
Variable Portfolio — American Century Diversified Bond Fund	5,823,639,516	4,380,031,358	4,915,313,817	4,052,557,814
Variable Portfolio — Columbia Wanger International Equities Fund	172,265,007	490,697,843	—	—
Variable Portfolio — DFA International Value Fund	479,288,373	116,911,203	—	—
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	70,494,102	516,599,370	—	—
Variable Portfolio — Holland Large Cap Growth Fund	235,892,950	301,371,086	—	—
Variable Portfolio — Invesco International Growth Fund	307,905,241	252,023,714	—	—
Variable Portfolio — J.P. Morgan Core Bond Fund	669,556,725	267,433,812	294,786,220	94,015,880
Variable Portfolio — Jennison Mid Cap Growth Fund	116,155,615	597,055,101	—	—
Variable Portfolio — Loomis Sayles Growth Fund	899,789,489	44,857,911	—	—
Variable Portfolio — MFS Value Fund	119,114,126	438,175,591	—	—
Variable Portfolio — Morgan Stanley Global Real Estate Fund	28,611,235	46,771,550	—	—
Variable Portfolio — NFJ Dividend Value Fund	658,140,487	657,942,229	—	—
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	462,835,290	469,918,959	—	—
Variable Portfolio — Partners Small Cap Growth Fund	157,850,845	171,231,376	—	—
Variable Portfolio — Pyramis® International Equity Fund	1,091,988,524	424,990,875	—	—
Variable Portfolio — TCW Core Plus Bond Fund	5,000,029,895	3,899,341,636	4,424,461,468	3,749,365,570
Variable Portfolio — Wells Fargo Short Duration Government Fund	4,465,176,765	5,526,039,031	4,057,066,082	4,947,018,298

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Brokerage commissions paid to brokers affiliated with the Investment Manager of Variable Portfolio — Morgan Stanley Global Real Estate Fund were $402 for the six months ended June 30, 2015.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Note 6. Commission Recapture

Variable Portfolio — Pyramis® International Equity Fund participated in the Pyramis Global Advisors' commission recapture program (the Program). The Program generates rebates on a portion of portfolio trades. During the six months ended June 30, 2015, the Fund received cash rebates of $410,098 from the Program which are included in net realized gain or loss on investments in the Statement of Operations.

Note 7. Affiliated Money Market Fund

Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated Funds. The income earned by the Funds from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2015, affiliated shareholder accounts, including affiliated fund-of funds and separate accounts of affiliated insurance companies, owned 100% of Class 1 and Class 2 shares for each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds.

Note 9. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

No Fund had borrowings during the six months ended June 30, 2015.

Note 10. Significant Risks

Consumer Discretionary Sector Risk

Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes. Variable Portfolio — Holland Large Cap Growth Fund, Variable Portfolio — Invesco International Growth Fund and Variable Portfolio — Nuveen Winslow Large Cap Growth Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if they were invested in a wider variety of companies in unrelated sectors.

Financial Sector Risk

Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital. Columbia Variable Portfolio — U.S. Equities Fund, Variable Portfolio — DFA International Value Fund, Variable Portfolio — Invesco International Growth Fund, Variable Portfolio — MFS Value Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund, Variable Portfolio — NFJ Dividend Value Fund and Variable Portfolio — Pyramis® International Equity Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if they were invested in a wider variety of companies in unrelated sectors.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — TCW Core Plus Bond Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — TCW Core Plus Bond Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — TCW Core Plus Bond Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Floating Rate Loan Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Decreases in the number of financial institutions willing to make markets in Variable Portfolio — Eaton Vance Floating-Rate Income Fund's investments or in their capacity or willingness to trade such investments may increase the Fund's exposure to this risk. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans or other assets may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund's performance. Price volatility may be higher for illiquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Price volatility, liquidity of the market and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell securities in a down market.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that Variable Portfolio — Columbia Wanger International

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Equities Fund, Variable Portfolio — DFA International Value Fund, Variable Portfolio — Invesco International Growth Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund and Variable Portfolio — Pyramis® International Equity Fund concentrates their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Health Care Sector Risk

Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence. Variable Portfolio — Nuveen Winslow Large Cap Growth Fund and Variable Portfolio — Partners Small Cap Growth Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if they were invested in a wider variety of companies in unrelated sectors.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose Variable Portfolio — Eaton Vance Floating-Rate Income Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Industrial Sector Risk

Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction.

Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims. Variable Portfolio — Columbia Wanger International Equities Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors

Mortgage-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — TCW Core Plus Bond Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Real Estate Industry Risk

The risks associated with the ownership of real estate and the real estate industry in general can include fluctuations in the value of the properties underlying the Fund's portfolio holdings, defaults by borrowers or

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VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended. Variable Portfolio — Morgan Stanley Global Real Estate Fund may be more susceptible to the particular risks of real estate related investments including risks of investing in REITs.

Small- and Mid-Cap Company Risk

Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Technology and Technology-related Investment Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Variable Portfolio — Holland Large Cap Growth Fund, Variable Portfolio — Jennison Mid Cap Growth Fund, Variable Portfolio — Loomis Sayles Growth Fund, Variable Portfolio — Nuveen Winslow Large Cap Growth Fund and Variable Portfolio — Partners Small Cap Growth Fund may be more susceptible to the particular risks that may affect companies in the technology and technology-related sectors than if they were invested in a wider variety of companies in unrelated sectors.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of the below-named Columbia Variable Portfolio (Columbia VP) and Variable Portfolio (VP) Funds (each a VP Fund and collectively, the VP Funds).

Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

In addition, Columbia Management has engaged one or more subadvisers (each a Subadviser and collectively the Subadvisers) to provide portfolio management and related services for its corresponding VP Fund under a subadvisory agreement (each a Subadvisory Agreement and collectively the Subadvisory Agreements) between Columbia Management and the below-named subadviser(s).

VP Fund Name	Subadviser(s)
Columbia VP — U.S. Equities Fund*	Columbia Wanger Asset Management, LLC**
VP — American Century Diversified Bond Fund	American Century Investment Management, Inc.
VP — Columbia Wanger International Equities Fund	Columbia Wanger Asset Management, LLC**
VP — DFA International Value Fund	Dimensional Fund Advisors LP
VP — Eaton Vance Floating-Rate Income Fund	Eaton Vance Management
VP — Holland Large Cap Growth Fund	Holland Capital Management LLC
VP — Invesco International Growth Fund	Invesco Advisers, Inc.
VP — J.P. Morgan Core Bond Fund	J.P. Morgan Investment Management Inc.
VP — Jennison Mid Cap Growth Fund	Jennison Associates LLC
VP — Loomis Sayles Growth Fund	Loomis, Sayles & Company, L.P.
VP — MFS Value Fund	Massachusetts Financial Services Company
VP — Morgan Stanley Global Real Estate Fund	Morgan Stanley Investment Management Inc.
VP — NFJ Dividend Value Fund	NFJ Investment Group LLC
VP — Nuveen Winslow Large Cap Growth Fund	Winslow Capital , Management LLC
VP — Partners Small Cap Growth Fund	Palisade Capital Management, L.L.C.; The London Company of Virginia; and Wells Capital Management Incorporated
VP — Pyramis® International Equity Fund	Pyramis Global Advisors, LLC
VP — TCW Core Plus Bond Fund	TCW Investment Management Company
VP — Wells Fargo Short Duration Government Fund	Wells Capital Management Incorporated

*Columbia Management manages a portion of the assets of Columbia VP — U.S. Equities Fund.

**Columbia Wanger Asset Management, LLC (the Affiliated Subadviser) is an affiliate of Columbia Management. Each other subadviser is not an affiliate of Columbia Management (each an Unaffiliated Subadviser and collectively the Unaffiliated Subadvisers).

The Board of Trustees (the Board) of each VP Fund, including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement and the Subadvisory Agreements (together, the Advisory Agreements) for a two-month period (Short-Term Period) in order to align the Advisory Agreements with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

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INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadvisers

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each VP Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto as well as the contemplated enhancements to the team and its resources. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the VP Funds by Columbia Management. In evaluating the quality of services provided under the IMS Agreement and the VP Funds' Administrative Services Agreement, the Board also took into account the organization and strength of the VP Funds' and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the VP Funds' other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered each Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser's capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement for the Short-Term Period. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements for the Short-Term Period. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of each VP Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreements with each Subadviser the Board concluded that the services being performed under each Subadvisory Agreement were acceptable for purposes of renewal for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various

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INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

periods, the performance of each VP Fund, the performance of a benchmark index, the percentage ranking of each VP Fund among its comparison group and the net assets of each VP Fund. Additionally, the Board reviewed the performance of each of the Subadvisers and Columbia Management's process for selecting and monitoring each Unaffiliated Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser. The Board observed that for purposes of approving the Advisory Agreements for the Short-Term Period, each VP Fund's performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadvisers from their Relationships with each VP Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the VP Funds. The Board observed that the subadvisory fee level for each Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadvisers to other client accounts.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each VP Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the VP Funds. The Board noted that the fees paid by the VP Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. For purposes of approving the Advisory Agreements for the Short-Term Period, the Board concluded that the investment management service and subadvisory fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as each VP Fund grows and took note of the extent to which VP Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as each VP Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the Advisory Agreements for the Short-Term Period, fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the Advisory Agreements for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements for the Short-Term Period.

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of the below-named Columbia Variable Portfolio (Columbia VP) and Variable Portfolio (VP) Funds (each a VP Fund and collectively, the VP Funds).

Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

In addition, Columbia Management has engaged one or more subadvisers (each a Subadviser and collectively the Subadvisers) to provide portfolio management and related services for its corresponding VP Fund under a subadvisory agreement (each a Subadvisory Agreement and collectively the Subadvisory Agreements) between Columbia Management and the below-named subadviser(s).

VP Fund Name	Subadviser(s)
Columbia VP — U.S. Equities Fund*	Columbia Wanger Asset Management, LLC**
VP — American Century Diversified Bond Fund	American Century Investment Management, Inc.
VP — Columbia Wanger International Equities Fund	Columbia Wanger Asset Management, LLC**
VP — DFA International Value Fund	Dimensional Fund Advisors LP
VP — Eaton Vance Floating-Rate Income Fund	Eaton Vance Management
VP — Holland Large Cap Growth Fund	Holland Capital Management LLC
VP — Invesco International Growth Fund	Invesco Advisers, Inc.
VP — J.P. Morgan Core Bond Fund	J.P. Morgan Investment Management Inc.
VP — Jennison Mid Cap Growth Fund	Jennison Associates LLC
VP — Loomis Sayles Growth Fund	Loomis, Sayles & Company, L.P.
VP — MFS Value Fund	Massachusetts Financial Services Company
VP — Morgan Stanley Global Real Estate Fund	Morgan Stanley Investment Management Inc.
VP — NFJ Dividend Value Fund	NFJ Investment Group LLC
VP — Nuveen Winslow Large Cap Growth Fund	Winslow Capital Management,LLC
VP — Partners Small Cap Growth Fund	Palisade Capital Management, L.L.C.; The London Company of Virginia; and Wells Capital Management Incorporated
VP — Pyramis® International Equity Fund	Pyramis Global Advisors, LLC
VP — TCW Core Plus Bond Fund	TCW Investment Management Company
VP — Wells Fargo Short Duration Government Fund	Wells Capital Management Incorporated

*Columbia Management manages a portion of the assets of Columbia VP — U.S. Equities Fund.

**Columbia Wanger Asset Management, LLC (the Affiliated Subadviser) is an affiliate of Columbia Management. Each other subadviser is not an affiliate of Columbia Management (each an Unaffiliated Subadviser and collectively the Unaffiliated Subadvisers).

On an annual basis, the VP Funds' Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreements (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also

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APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadvisers

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. In addition, the Board specifically considered detailed information regarding the process employed by Columbia Management for overseeing the Affiliated Subadviser and selecting and overseeing the Unaffiliated Subadvisers and the planned enhancements for the Unaffiliated Subadviser investment oversight, research and monitoring program, including a restructuring and bolstering of the Unaffiliated Subadvisory oversight and research team.

The Board also took into account the broad scope of services provided by Columbia Management to each VP Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the VP Funds by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the VP Funds' and their service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the VP Funds' other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each VP Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the VP Funds continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered each Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser's capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreements.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide quality services to the VP Funds and that each Subadviser was in a position to provide quality services to its corresponding VP Fund(s), recognizing that Holland Capital Management LLC, The London Company of Virginia, Palisade Capital Management, L.L.C. and Wells Capital Management Inc. were each being subject to heightened surveillance.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the VP Funds. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each VP Fund, the performance of a benchmark index, the percentage ranking of the VP Fund among its comparison group and the net assets of the VP Fund.

The Board observed that investment performance met expectations for VP — American Century Diversified Bond Fund, VP — Columbia Wanger International Equities Fund, VP — Eaton Vance Floating-Rate Income Fund, VP — Invesco International Growth Fund, VP — Jennison Mid Cap Growth Fund, VP — Loomis Sayles Growth Fund, VP — Nuveen Winslow Large Cap Growth Fund and VP — Wells Fargo Short Duration Government Fund and that the investment performance was appropriate in light of the particular management style involved and the particular market environment for Columbia VP — U.S. Equities Fund, VP — DFA International Value Fund, VP — J.P. Morgan Core Bond Fund, VP — Morgan Stanley Global Real Estate Fund, VP — NFJ Dividend Value Fund and VP — TCW Core Plus Bond Fund.

The Board observed the underperformance for certain periods for VP — Holland Large Cap Growth Fund, VP — MFS Value Fund, VP — Partners Small Cap Growth Fund, VP — Pyramis International Equity Fund, noting that appropriate steps (such as changes to the Subadviser oversight team and heightened surveillance) had been taken or are contemplated to help improve each VP Fund's performance.

Additionally, the Board reviewed the performance of each of the Subadvisers and Columbia Management's process for selecting and monitoring each Unaffiliated Subadviser and the enhancements being implemented to the program. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadvisers from their Relationships with each VP Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each VP Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in the Board's analysis of the VP Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for each VP Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board took into account that the total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports for VP — Invesco International Growth Fund, VP — Nuveen Winslow Large Cap Growth Fund and slightly below the peer universe's median expense ratio

Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

shown in the reports for VP — Columbia Wanger International Equities Fund, VP — DFA International Value Fund, VP — Holland Large Cap Growth Fund, VP — Loomis Sayles Growth Fund, VP — MFS Value Fund, VP — NFJ Dividend Value Fund, VP — Pyramis International Equity Fund, VP — TCW Core Plus Bond Fund and VP — Wells Fargo Short Duration Government Fund.

The Board also took into account that the total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio for Columbia VP — U.S. Equities Fund, VP — American Century Diversified Bond Fund, VP — Eaton Vance Floating-Rate Income Fund, VP — J.P. Morgan Core Bond Fund, VP — Jennison Mid Cap Growth Fund, VP — Morgan Stanley Global Real Estate Fund and VP — Partners Small Cap Growth Fund.

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by each VP Fund. The Board observed that the subadvisory fee level for each Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadvisers to other client accounts. The Board also reviewed fee rates charged by other comparable mutual funds employing Dimensional Fund Advisors LP, Eaton Vance Management, Holland Capital Management LLC, Invesco Advisers, Inc., J.P. Morgan Investment Management Inc., Jennison Associates LLC, Loomis, Sayles & Company, L.P., Massachusetts Financial Services Company, Morgan Stanley Investment Management, Inc., NFJ Investment Group LLC, Winslow Capital Management, LLC, The London Company of Virginia and TCW Investment Management Company to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each VP Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the VP Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the VP Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as each VP Fund grows and took note of the extent to which VP Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as each VP Funds' assets exceed various breakpoints, all of which have not been surpassed for any VP Fund.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

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Semiannual Report 2015

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Semiannual Report 2015

VARIABLE PORTFOLIO FUNDS

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015

Variable Portfolio Funds

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6547 G (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	17
Interim Approval of Investment Management Services Agreement	25
Approval of Investment Management Services Agreement	27
Important Information About This Report	33
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Limited Duration Credit Fund (the Fund) Class 2 shares returned 0.66% for the six-month period that ended June 30, 2015.

■  The Fund underperformed its benchmark, the Barclays U.S. 1-5 Year Corporate Index, which returned 1.03% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	0.72	-0.56	2.75	2.73
Class 2	05/07/10	0.66	-0.82	2.50	2.47
Barclays U.S. 1-5 Year Corporate Index		1.03	1.30	3.26	3.29

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. 1-5 Year Corporate Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2015)
Corporate Bonds & Notes	99.4
Money Market Funds	0.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2015)
A rating	4.5
BBB rating	88.8
BB rating	5.6
B rating	0.5
CCC rating	0.6
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Tom Murphy, CFA

Timothy Doubek, CFA

Royce Wilson, CFA

Semiannual Report 2015
3

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,007.20	1,022.12	2.69	2.71	0.54
Class 2	1,000.00	1,000.00	1,006.60	1,020.88	3.93	3.96	0.79

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 98.9%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 4.6%
Huntington Ingalls Industries, Inc.(a) 12/15/21	5.000%	2,095,000	2,131,663
L-3 Communications Corp. 02/15/21	4.950%	23,955,000	25,565,255
Northrop Grumman Corp. 03/15/21	3.500%	15,160,000	15,644,392
08/01/23	3.250%	766,000	750,435
Total			44,091,745
CABLE AND SATELLITE 0.5%
DISH DBS Corp. 07/15/17	4.625%	4,449,000	4,582,470
CHEMICALS 0.6%
PQ Corp.(a) 11/01/18	8.750%	5,445,000	5,553,900
CONSTRUCTION MACHINERY 1.5%
CNH Industrial Capital LLC 11/01/15	3.875%	3,654,000	3,663,135
02/01/17	3.250%	5,945,000	5,922,706
CNH Industrial Capital LLC 07/15/19	3.375%	4,817,000	4,672,490
Total			14,258,331
ELECTRIC 16.8%
Berkshire Hathaway Energy Co. 11/15/23	3.750%	1,925,000	1,970,134
CMS Energy Corp. 03/15/22	5.050%	3,700,000	4,071,713
Dominion Resources, Inc. 03/15/21	4.450%	34,840,000	37,357,051
Dte Energy Company(a) 06/15/22	3.300%	10,995,000	11,084,104
Oncor Electric Delivery Co. LLC 09/30/17	5.000%	13,535,000	14,588,226
PPL Capital Funding, Inc. 12/01/22	3.500%	9,484,000	9,597,106
PSEG Power LLC 09/15/21	4.150%	17,530,000	18,384,552
Progress Energy, Inc. 04/01/22	3.150%	21,097,000	21,089,764
TransAlta Corp. 06/03/17	1.900%	43,860,000	43,639,340
Total			161,781,990

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FOOD AND BEVERAGE 9.9%
ConAgra Foods, Inc. 01/25/23	3.200%	11,203,000	10,469,316
Grupo Bimbo SAB de CV(a) 01/25/22	4.500%	12,786,000	13,399,728
H.j. Heinz Co.(a)(b) 07/02/20	2.800%	8,115,000	8,121,313
Molson Coors Brewing Co. 05/01/22	3.500%	20,875,000	21,061,936
SABMiller Holdings, Inc.(a) 01/15/22	3.750%	21,598,000	22,316,242
Wm. Wrigley Jr., Co.(a) 10/21/18	2.400%	12,264,000	12,438,222
10/21/19	2.900%	7,582,000	7,720,174
Total			95,526,931
INDEPENDENT ENERGY 13.3%
Antero Resources Corp. 11/01/21	5.375%	8,012,000	7,691,520
Canadian Natural Resources Ltd. 05/15/17	5.700%	1,731,000	1,862,585
Canadian Oil Sands Ltd.(a) 04/01/22	4.500%	21,694,000	20,182,167
Chesapeake Energy Corp. 12/15/18	7.250%	5,500,000	5,665,000
Cimarex Energy Co. 05/01/22	5.875%	6,070,000	6,502,488
06/01/24	4.375%	2,552,000	2,520,559
Concho Resources, Inc. 04/01/23	5.500%	6,829,000	6,829,000
Continental Resources, Inc. 09/15/22	5.000%	13,494,000	13,232,635
Marathon Oil Corp. 11/01/22	2.800%	13,235,000	12,545,139
Oasis Petroleum, Inc. 02/01/19	7.250%	4,968,000	5,092,200
Range Resources Corp. 06/01/21	5.750%	6,342,000	6,516,405
Whiting Petroleum Corp. 03/15/21	5.750%	5,621,000	5,531,064
Woodside Finance Ltd.(a) 05/10/21	4.600%	31,381,000	33,616,363
Total			127,787,125
LIFE INSURANCE 6.9%
Five Corners Funding Trust(a) 11/15/23	4.419%	30,720,000	31,772,867

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MetLife, Inc. 09/15/23	4.368%	16,303,000	17,341,093
TIAA Asset Management Finance Co. LLC(a) 11/01/19	2.950%	17,231,000	17,351,410
Total			66,465,370
MEDIA AND ENTERTAINMENT 6.0%
Scripps Networks Interactive, Inc. 11/15/19	2.750%	19,469,000	19,510,547
Scripps Networks Interactive 06/15/20	2.800%	5,550,000	5,467,449
Sky PLC(a) 11/26/22	3.125%	34,277,000	33,355,257
Total			58,333,253
METALS 0.9%
Barrick Gold Corp. 05/01/23	4.100%	2,270,000	2,211,829
Teck Resources Ltd. 02/01/23	3.750%	7,588,000	6,527,167
Total			8,738,996
MIDSTREAM 19.5%
Columbia Pipeline Group, Inc.(a) 06/01/20	3.300%	9,570,000	9,607,333
Gulfstream Natural Gas System LLC(a) 11/01/15	5.560%	6,460,000	6,538,799
Kinder Morgan Energy Partners LP 02/15/23	3.450%	14,164,000	13,339,641
Northwest Pipeline LLC 06/15/16	7.000%	11,954,000	12,653,763
04/15/17	5.950%	21,050,000	22,593,639
Panhandle Eastern Pipeline Co. LP 11/01/17	6.200%	21,847,000	23,950,538
Plains All American Pipeline LP/Finance Corp. 06/01/22	3.650%	26,765,000	26,940,632
Southern Natural Gas Co. LLC/Issuing Corp. 06/15/21	4.400%	35,215,000	36,358,325
Southern Natural Gas Co. LLC(a) 04/01/17	5.900%	21,259,000	22,641,919
Transcontinental Gas Pipe Line Co. LLC 04/15/16	6.400%	6,607,000	6,877,121
Williams Partners LP 03/15/22	3.600%	6,536,000	6,346,110
Total			187,847,820

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NATURAL GAS 1.7%
Sempra Energy 10/01/22	2.875%	16,512,000	16,009,688
OIL FIELD SERVICES 1.1%
Noble Holding International Ltd. 03/15/22	3.950%	12,056,000	11,108,941
PHARMACEUTICALS 0.7%
AbbVie, Inc. 05/14/20	2.500%	7,040,000	6,967,777
PROPERTY & CASUALTY 4.7%
CNA Financial Corp. 08/15/20	5.875%	10,696,000	12,185,301
08/15/21	5.750%	6,001,000	6,795,118
Liberty Mutual Group, Inc.(a) 06/01/21	5.000%	18,100,000	19,751,770
06/15/23	4.250%	6,637,000	6,825,524
Total			45,557,713
RESTAURANTS 1.3%
Yum! Brands, Inc. 11/01/20	3.875%	4,096,000	4,248,748
11/01/21	3.750%	8,190,000	8,244,562
Total			12,493,310
TECHNOLOGY 0.3%
Corning, Inc. 05/15/22	2.900%	3,097,000	3,088,328
TRANSPORTATION SERVICES 0.7%
ERAC U.S.A. Finance LLC(a) 08/16/21	4.500%	6,486,000	7,002,376
WIRELESS 4.8%
CC Holdings GS V LLC/Crown Castle GS III Corp. 12/15/17	2.381%	26,302,000	26,605,972
Rogers Communications, Inc. 03/15/23	3.000%	20,037,000	19,246,020
Total			45,851,992
WIRELINES 3.1%
AT&T, Inc. 06/30/22	3.000%	30,515,000	29,464,185
Total Corporate Bonds & Notes (Cost: $956,592,341)			952,512,241

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Money Market Funds 0.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(c)(d)	6,220,486	6,220,486
Total Money Market Funds (Cost: $6,220,486)		6,220,486
Total Investments (Cost: $962,812,827)		958,732,727
Other Assets & Liabilities, Net		4,521,044
Net Assets		963,253,771

At June 30, 2015, cash totaling $4,755,150 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2015

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(3,289)	USD	(414,979,313)	09/2015	2,889,695	—
US 5YR NOTE	(350)	USD	(41,740,234)	09/2015	—	(85,832)
Total			(456,719,547)		2,889,695	(85,832)

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $291,411,131 or 30.25% of net assets.

(b)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	33,916,563	2,211,609,464	(2,239,305,541)	6,220,486	77,416	6,220,486

Currency Legend

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	952,512,241	—	952,512,241
Money Market Funds	6,220,486	—	—	6,220,486
Total Investments	6,220,486	952,512,241	—	958,732,727
Derivatives
Assets
Futures Contracts	2,889,695	—	—	2,889,695
Liabilities
Futures Contracts	(85,832)	—	—	(85,832)
Total	9,024,349	952,512,241	—	961,536,590

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $956,592,341)	$952,512,241
Affiliated issuers (identified cost $6,220,486)	6,220,486
Total investments (identified cost $962,812,827)	958,732,727
Margin deposits	4,755,150
Receivable for:
Investments sold	3,137,508
Dividends	850
Interest	7,734,163
Variation margin	116,456
Expense reimbursement due from Investment Manager	17,959
Total assets	974,494,813
Liabilities
Payable for:
Investments purchased	938,552
Investments purchased on a delayed delivery basis	7,262,486
Capital shares purchased	2,463,698
Investment management fees	347,498
Distribution and/or service fees	4,637
Transfer agent fees	50,852
Administration fees	57,282
Compensation of board members	90,388
Other expenses	25,649
Total liabilities	11,241,042
Net assets applicable to outstanding capital stock	$963,253,771
Represented by
Paid-in capital	$967,217,531
Undistributed net investment income	23,004,669
Accumulated net realized loss	(25,692,192)
Unrealized appreciation (depreciation) on:
Investments	(4,080,100)
Futures contracts	2,803,863
Total — representing net assets applicable to outstanding capital stock	$963,253,771

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

Class 1
Net assets	$942,011,183
Shares outstanding	97,862,005
Net asset value per share	$9.63
Class 2
Net assets	$21,242,588
Shares outstanding	2,212,873
Net asset value per share	$9.60

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$77,416
Interest	28,641,759
Total income	28,719,175
Expenses:
Investment management fees	4,024,134
Distribution and/or service fees
Class 2	26,533
Transfer agent fees
Class 1	587,237
Class 2	6,368
Administration fees	630,591
Compensation of board members	22,482
Custodian fees	9,566
Printing and postage fees	27,045
Professional fees	25,061
Other	18,101
Total expenses	5,377,118
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(28,377)
Total net expenses	5,348,741
Net investment income	23,370,434
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	16,259,755
Futures contracts	(27,871,890)
Net realized loss	(11,612,135)
Net change in unrealized appreciation (depreciation) on:
Investments	4,551,349
Futures contracts	8,506,873
Net change in unrealized appreciation	13,058,222
Net realized and unrealized gain	1,446,087
Net increase in net assets resulting from operations	$24,816,521

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income	$23,370,434	$54,153,206
Net realized gain (loss)	(11,612,135)	3,703,391
Net change in unrealized appreciation (depreciation)	13,058,222	(35,034,957)
Net increase in net assets resulting from operations	24,816,521	22,821,640
Distributions to shareholders
Net investment income
Class 1	(52,123,099)	(50,014,236)
Class 2	(1,131,637)	(160,853)
Net realized gains
Class 1	—	(51,963,893)
Class 2	—	(192,772)
Total distributions to shareholders	(53,254,736)	(102,331,754)
Decrease in net assets from capital stock activity	(1,479,425,794)	(388,007,103)
Total decrease in net assets	(1,507,864,009)	(467,517,217)
Net assets at beginning of period	2,471,117,780	2,938,634,997
Net assets at end of period	$963,253,771	$2,471,117,780
Undistributed net investment income	$23,004,669	$52,888,971

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	2,784,560	28,346,045	19,632,064	204,590,767
Distributions reinvested	5,418,202	52,123,099	9,958,802	101,978,129
Redemptions	(152,575,693)	(1,561,416,328)	(67,658,038)	(706,278,133)
Net decrease	(144,372,931)	(1,480,947,184)	(38,067,172)	(399,709,237)
Class 2 shares
Subscriptions	576,748	5,846,310	1,571,528	16,098,301
Distributions reinvested	117,879	1,131,637	34,635	353,625
Redemptions	(538,195)	(5,456,557)	(460,883)	(4,749,792)
Net increase	156,432	1,521,390	1,145,280	11,702,134
Total net decrease	(144,216,499)	(1,479,425,794)	(36,921,892)	(388,007,103)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.12		$10.45	$10.68	$10.35	$10.27	$10.00
Income from investment operations:
Net investment income	0.12		0.21	0.19	0.26	0.29	0.18
Net realized and unrealized gain (loss)	(0.05	)(b)	(0.14)	(0.04)	0.38	(0.05)	0.09
Total from investment operations	0.07		0.07	0.15	0.64	0.24	0.27
Less distributions to shareholders:
Net investment income	(0.56)		(0.19)	(0.26)	(0.31)	(0.13)	—
Net realized gains	—		(0.21)	(0.12)	—	(0.03)	—
Total distributions to shareholders	(0.56)		(0.40)	(0.38)	(0.31)	(0.16)	—
Net asset value, end of period	$9.63		$10.12	$10.45	$10.68	$10.35	$10.27
Total return	0.72%		0.66%	1.44%	6.25%	2.38%	2.70%
Ratios to average net assets(c)
Total gross expenses	0.54	%(d)	0.56%	0.59%	0.59%	0.59%	0.61	%(d)
Total net expenses(e)	0.54	%(d)	0.55%	0.56%	0.53%	0.54%	0.54	%(d)
Net investment income	2.36	%(d)	1.97%	1.76%	2.43%	2.85%	2.75	%(d)
Supplemental data
Net assets, end of period (in thousands)	$942,011		$2,450,406	$2,929,154	$2,725,076	$2,681,324	$2,370,410
Portfolio turnover	54%		78%	89%	117%	94%	16%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.07		$10.41	$10.64	$10.31	$10.25	$10.00
Income from investment operations:
Net investment income	0.11		0.19	0.16	0.22	0.27	0.17
Net realized and unrealized gain (loss)	(0.04	)(b)	(0.15)	(0.04)	0.39	(0.05)	0.08
Total from investment operations	0.07		0.04	0.12	0.61	0.22	0.25
Less distributions to shareholders:
Net investment income	(0.54)		(0.17)	(0.23)	(0.28)	(0.13)	—
Net realized gains	—		(0.21)	(0.12)	—	(0.03)	—
Total distributions to shareholders	(0.54)		(0.38)	(0.35)	(0.28)	(0.16)	—
Net asset value, end of period	$9.60		$10.07	$10.41	$10.64	$10.31	$10.25
Total return	0.66%		0.31%	1.19%	6.05%	2.09%	2.50%
Ratios to average net assets(c)
Total gross expenses	0.80	%(d)	0.81%	0.84%	0.84%	0.84%	0.86	%(d)
Total net expenses(e)	0.79	%(d)	0.80%	0.81%	0.78%	0.79%	0.79	%(d)
Net investment income	2.17	%(d)	1.83%	1.51%	2.13%	2.59%	2.64	%(d)
Supplemental data
Net assets, end of period (in thousands)	$21,243		$20,712	$9,481	$6,521	$4,178	$1,250
Portfolio turnover	54%		78%	89%	117%	94%	16%

Notes to Financial Highlights

(a)  Based on operations from May 7, 2010 (when shares became available) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Limited Duration Credit Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives.

Semiannual Report 2015
17

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table provides a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	2,889,695	*
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	85,832	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(27,871,890)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	8,506,873

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average notional amounts ($)*
Futures contracts — Long	45,259,419
Futures contracts — Short	684,309,321

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.41% to 0.29% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.41% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board,

including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $2,374.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 Through June 30, 2015	Voluntary Expense Cap Prior to May 1, 2015
Class 1	0.54%	0.54%	0.56%
Class 2	0.79	0.79	0.81

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $962,813,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,127,000
Unrealized depreciation	(10,207,000)
Net unrealized depreciation	$(4,080,000)

The following capital loss carryforwards, determined as of December 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	1,933,882
No expiration — long-term	17,593,419
Total	19,527,301

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $990,877,735 and $2,459,482,421, respectively, for the six months ended June 30, 2015, of which $629,207,392 and $628,889,536, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2015, the affiliated shareholder accounts, including affiliated fund-of funds and separate accounts of affiliated insurance companies, owned 100% of Class 1 and Class 2 shares for the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A.

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
24

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Limited Duration Credit Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund's performance was acceptable.

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Limited Duration Credit Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Service Agreements into a single form of agreement with the combined form reflecting no

Semiannual Report 2015
27

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Service Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund's underperformance for certain periods, noting that appropriate steps (such as changes to strategy) had been taken to help improve the Fund's performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard,

Semiannual Report 2015
28

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
33

Columbia Variable Portfolio — Limited Duration Credit Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6684 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

This Fund is closed to new investors.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	15
Interim Approval of Investment Management Services Agreement	21
Approval of Investment Management Services Agreement	23
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Core Equity Fund (the Fund) returned 2.08% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its benchmark, the S&P 500 Index, which returned 1.23% for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Columbia Variable Portfolio — Core Equity Fund	09/10/04	2.08	11.18	19.62	7.73
S&P 500 Index		1.23	7.42	17.34	7.89

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Apple, Inc.	4.9
Johnson & Johnson	2.9
Pfizer, Inc.	2.7
Comcast Corp., Class A	2.6
Citigroup, Inc.	2.5
Cisco Systems, Inc.	2.4
MasterCard, Inc., Class A	2.2
Home Depot, Inc. (The)	2.2
Valero Energy Corp.	2.1
3M Co.	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	99.3
Money Market Funds	0.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	12.5
Consumer Staples	9.8
Energy	7.7
Financials	16.6
Health Care	15.5
Industrials	9.9
Information Technology	19.6
Materials	2.9
Telecommunication Services	2.4
Utilities	3.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Brian Condon, CFA

Peter Albanese

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract (Contract). The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract were included, your costs would be higher.

January 1, 2015 – June 30, 2015

Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
1,000.00	1,000.00	1,020.80	1,022.81	2.00	2.01	0.40

Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.4%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 12.5%
Auto Components 0.9%
Delphi Automotive PLC	17,800	1,514,602
Goodyear Tire & Rubber Co. (The)	12,800	385,920
Total		1,900,522
Automobiles 0.2%
Ford Motor Co.	31,300	469,813
Hotels, Restaurants & Leisure 2.0%
Darden Restaurants, Inc.	55,300	3,930,724
Wyndham Worldwide Corp.	4,200	344,022
Total		4,274,746
Media 3.3%
Comcast Corp., Class A	91,305	5,491,083
Walt Disney Co. (The)	14,300	1,632,202
Total		7,123,285
Multiline Retail 1.6%
Kohl's Corp.	4,700	294,267
Target Corp.	37,900	3,093,777
Total		3,388,044
Specialty Retail 4.3%
Best Buy Co., Inc.	64,705	2,110,030
Home Depot, Inc. (The)	42,320	4,703,021
Lowe's Companies, Inc.	37,935	2,540,507
Total		9,353,558
Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc.	13,100	453,391
Total Consumer Discretionary		26,963,359
CONSUMER STAPLES 9.7%
Beverages 0.7%
Dr. Pepper Snapple Group, Inc.	19,800	1,443,420
Food & Staples Retailing 3.7%
CVS Health Corp.	18,200	1,908,816
Kroger Co. (The)	60,870	4,413,684
Wal-Mart Stores, Inc.	23,000	1,631,390
Total		7,953,890
Food Products 1.8%
Archer-Daniels-Midland Co.	81,825	3,945,601

Common Stocks (continued)

Issuer	Shares	Value ($)
Tobacco 3.5%
Altria Group, Inc.	62,615	3,062,500
Philip Morris International, Inc.	57,200	4,585,724
Total		7,648,224
Total Consumer Staples		20,991,135
ENERGY 7.7%
Energy Equipment & Services 0.8%
National Oilwell Varco, Inc.	36,435	1,759,082
Oil, Gas & Consumable Fuels 6.9%
Chevron Corp.(a)	33,845	3,265,027
ConocoPhillips	70,645	4,338,309
EOG Resources, Inc.	3,800	332,690
Exxon Mobil Corp.	13,305	1,106,976
HollyFrontier Corp.	10,500	448,245
Marathon Oil Corp.	15,700	416,678
Tesoro Corp.	3,200	270,112
Valero Energy Corp.	73,735	4,615,811
Total		14,793,848
Total Energy		16,552,930
FINANCIALS 16.5%
Banks 4.3%
Citigroup, Inc.	96,015	5,303,869
JPMorgan Chase & Co.	60,300	4,085,928
Total		9,389,797
Capital Markets 0.9%
BlackRock, Inc.	4,750	1,643,405
T. Rowe Price Group, Inc.	2,800	217,644
Total		1,861,049
Consumer Finance 2.9%
Capital One Financial Corp.	48,400	4,257,748
Navient Corp.	110,435	2,011,021
Total		6,268,769
Diversified Financial Services 2.1%
Moody's Corp.	37,200	4,016,112
Voya Financial, Inc.	12,100	562,287
Total		4,578,399
Insurance 4.2%
Aflac, Inc.	2,900	180,380

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Aon PLC	30,425	3,032,764
Lincoln National Corp.	13,200	781,704
MetLife, Inc.	77,300	4,328,027
Prudential Financial, Inc.	9,200	805,184
Total		9,128,059
Real Estate Investment Trusts (REITs) 2.1%
Digital Realty Trust, Inc.	3,200	213,376
General Growth Properties, Inc.	19,300	495,238
Simon Property Group, Inc.	21,900	3,789,138
Total		4,497,752
Total Financials		35,723,825
HEALTH CARE 15.4%
Biotechnology 3.6%
Alexion Pharmaceuticals, Inc.(b)	5,900	1,066,543
Alkermes PLC(b)	12,050	775,297
BioMarin Pharmaceutical, Inc.(b)	4,800	656,544
Celgene Corp.(b)	13,700	1,585,569
Gilead Sciences, Inc.	15,060	1,763,225
Incyte Corp.(b)	5,100	531,471
Vertex Pharmaceuticals, Inc.(b)	11,110	1,371,863
Total		7,750,512
Health Care Equipment & Supplies 0.1%
Stryker Corp.	2,300	219,811
Health Care Providers & Services 3.5%
AmerisourceBergen Corp.	18,500	1,967,290
Anthem, Inc.	25,615	4,204,446
Cardinal Health, Inc.	1,200	100,380
UnitedHealth Group, Inc.	10,500	1,281,000
Total		7,553,116
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.	18,400	709,872
Pharmaceuticals 7.9%
AbbVie, Inc.	39,200	2,633,848
Johnson & Johnson	64,400	6,276,424
Merck & Co., Inc.	43,100	2,453,683
Pfizer, Inc.	173,020	5,801,361
Total		17,165,316
Total Health Care		33,398,627

Common Stocks (continued)

Issuer	Shares	Value ($)
INDUSTRIALS 9.8%
Aerospace & Defense 3.7%
Boeing Co. (The)	22,850	3,169,752
General Dynamics Corp.	29,400	4,165,686
L-3 Communications Holdings, Inc.	4,900	555,562
Total		7,891,000
Air Freight & Logistics 1.5%
CH Robinson Worldwide, Inc.	39,600	2,470,644
United Parcel Service, Inc., Class B	8,800	852,808
Total		3,323,452
Airlines 1.0%
Delta Air Lines, Inc.	50,500	2,074,540
Electrical Equipment 1.4%
Emerson Electric Co.	15,585	863,877
Rockwell Automation, Inc.	17,800	2,218,592
Total		3,082,469
Industrial Conglomerates 2.1%
3M Co.	29,850	4,605,855
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	2,465	300,730
Total Industrials		21,278,046
INFORMATION TECHNOLOGY 19.5%
Communications Equipment 2.9%
Cisco Systems, Inc.	186,615	5,124,448
F5 Networks, Inc.(b)	8,700	1,047,045
Total		6,171,493
Internet Software & Services 1.5%
VeriSign, Inc.(b)	53,105	3,277,641
IT Services 2.8%
MasterCard, Inc., Class A	50,550	4,725,414
Visa, Inc., Class A	21,400	1,437,010
Total		6,162,424
Semiconductors & Semiconductor Equipment 1.9%
Intel Corp.	104,000	3,163,160
NVIDIA Corp.	45,800	921,038
Total		4,084,198
Software 5.5%
Electronic Arts, Inc.(b)	61,600	4,096,400

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Microsoft Corp.	93,830	4,142,594
Oracle Corp.	91,045	3,669,114
Total		11,908,108
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc.	84,170	10,557,022
Total Information Technology		42,160,886
MATERIALS 2.8%
Chemicals 1.2%
LyondellBasell Industries NV, Class A	20,100	2,080,752
Mosaic Co. (The)	12,400	580,940
Total		2,661,692
Paper & Forest Products 1.6%
International Paper Co.	73,635	3,504,290
Total Materials		6,165,982
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.4%
CenturyLink, Inc.	101,800	2,990,884
Verizon Communications, Inc.	45,200	2,106,772
Total		5,097,656
Total Telecommunication Services		5,097,656

Common Stocks (continued)

Issuer	Shares	Value ($)
UTILITIES 3.1%
Electric Utilities 1.5%
Entergy Corp.	44,300	3,123,150
Multi-Utilities 1.6%
Public Service Enterprise Group, Inc.	89,980	3,534,414
Total Utilities		6,657,564
Total Common Stocks (Cost: $186,327,318)		214,990,010

Money Market Funds 0.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(c)(d)	1,409,587	1,409,587
Total Money Market Funds (Cost: $1,409,587)		1,409,587
Total Investments (Cost: $187,736,905)		216,399,597
Other Assets & Liabilities, Net		(185,018)
Net Assets		216,214,579

At June 30, 2015, securities totaling $125,411 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	3	USD	1,540,800	09/2015	—	(22,495)

Notes to Portfolio of Investments

(a)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(b)  Non-income producing investment.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2015.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,056,745	8,669,551	(8,316,709)	1,409,587	914	1,409,587

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	26,963,359	—	—	26,963,359
Consumer Staples	20,991,135	—	—	20,991,135
Energy	16,552,930	—	—	16,552,930
Financials	35,723,825	—	—	35,723,825
Health Care	33,398,627	—	—	33,398,627
Industrials	21,278,046	—	—	21,278,046
Information Technology	42,160,886	—	—	42,160,886
Materials	6,165,982	—	—	6,165,982
Telecommunication Services	5,097,656	—	—	5,097,656
Utilities	6,657,564	—	—	6,657,564
Total Common Stocks	214,990,010	—	—	214,990,010
Money Market Funds	1,409,587	—	—	1,409,587
Total Investments	216,399,597	—	—	216,399,597
Derivatives
Liabilities
Futures Contracts	(22,495)	—	—	(22,495)
Total	216,377,102	—	—	216,377,102

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $186,327,318)	$214,990,010
Affiliated issuers (identified cost $1,409,587)	1,409,587
Total investments (identified cost $187,736,905)	216,399,597
Receivable for:
Dividends	182,076
Variation margin	2,925
Expense reimbursement due from Investment Manager	11,856
Total assets	216,596,454
Liabilities
Payable for:
Capital shares purchased	252,959
Investment management fees	77,280
Compensation of board members	24,532
Other expenses	27,104
Total liabilities	381,875
Net assets applicable to outstanding capital stock	$216,214,579
Represented by
Trust capital	$216,214,579
Total — representing net assets applicable to outstanding capital stock	$216,214,579
Shares outstanding	14,211,833
Net asset value per share	$15.21

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,532,692
Dividends — affiliated issuers	914
Total income	2,533,606
Expenses:
Investment management fees	440,115
Compensation of board members	6,679
Custodian fees	9,538
Printing and postage fees	13,163
Professional fees	11,658
Other	4,028
Total expenses	485,181
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(44,989)
Total net expenses	440,192
Net investment income	2,093,414
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	14,471,015
Futures contracts	133,616
Net realized gain	14,604,631
Net change in unrealized appreciation (depreciation) on:
Investments	(12,030,707)
Futures contracts	(74,797)
Net change in unrealized depreciation	(12,105,504)
Net realized and unrealized gain	2,499,127
Net increase in net assets resulting from operations	$4,592,541

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income	$2,093,414	$3,790,995
Net realized gain	14,604,631	36,096,917
Net change in unrealized depreciation	(12,105,504)	(8,224,518)
Net increase in net assets resulting from operations	4,592,541	31,663,394
Decrease in net assets from capital stock activity	(10,091,873)	(23,867,091)
Total increase (decrease) in net assets	(5,499,332)	7,796,303
Net assets at beginning of period	221,713,911	213,917,608
Net assets at end of period	$216,214,579	$221,713,911

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Subscriptions	303	4,738	8,836	113,748
Redemptions	(664,285)	(10,096,611)	(1,760,181)	(23,980,839)
Total decrease	(663,982)	(10,091,873)	(1,751,345)	(23,867,091)
Total net decrease	(663,982)	(10,091,873)	(1,751,345)	(23,867,091)

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$14.90		$12.87	$9.57	$8.19	$7.65	$6.55
Income from investment operations
Net investment income	0.14		0.24	0.21	0.18	0.16	0.17
Net realized and unrealized gain	0.17		1.79	3.09	1.20	0.38	0.93
Total from investment operations	0.31		2.03	3.30	1.38	0.54	1.10
Net asset value, end of period	$15.21		$14.90	$12.87	$9.57	$8.19	$7.65
Total return	2.08%		15.77%	34.48%	16.85%	7.06%	16.76%
Ratios to average net assets(a)
Total gross expenses	0.44	%(b)	0.45%	0.44%	0.46%	0.46%	0.45%
Total net expenses(c)	0.40	%(b)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.90	%(b)	1.77%	1.84%	1.98%	2.02%	2.44%
Supplemental data
Net assets, end of period (in thousands)	$216,215		$221,714	$213,918	$180,866	$175,225	$186,322
Portfolio turnover	40%		75%	68%	79%	52%	109%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you. The Fund is closed to new investors.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its
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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table provides a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized depreciation on futures contracts	22,495	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	133,616
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(74,797)

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average notional amounts ($)*
Futures contracts — Long	1,749,280

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is a disregarded entity for federal income tax purposes and does not expect to make regular distributions to shareholders. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The shareholder is subject to tax on its distributive share of the Fund's income and losses. The components of the Fund's net assets are reported at the shareholder level for tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to 0.40% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $774.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) indefinitely, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rate of 0.40% of the Fund's average daily net assets.

Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $87,559,357 and $95,481,601, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Semiannual Report 2015
19

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Note 6. Shareholder Concentration

At June 30, 2015, RiverSource Life Insurance Company, an affiliate of the Fund, owned 100.0% of the Fund's shares. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various

Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
20

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Core Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund's performance was acceptable.

Semiannual Report 2015
21

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board observed that the Fund is closed to new investors. The Board also considered that the IMS Agreement provides for a unified asset-based fee and requires Columbia Management to provide investment management services and other services, including administrative and transfer agency services.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015
22

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio—Core Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no

Semiannual Report 2015
23

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board observed that the Fund is closed to new investors. The Board also considered that the IMS Agreement provides for a unified asset-based fee and requires Columbia Management to provide investment management services and other services, including administrative and transfer agency services.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015
24

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
25

Columbia Variable Portfolio — Core Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6350 N (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO —
COMMODITY STRATEGY FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Consolidated Portfolio of Investments	5
Consolidated Statement of Assets and Liabilities	8
Consolidated Statement of Operations	10
Consolidated Statement of Changes in Net Assets	11
Consolidated Financial Highlights	13
Notes to Consolidated Financial Statements	15
Interim Approval of Investment Management Services and Subadvisory Agreements	23
Approval of Investment Management Services and Subadvisory Agreements	26
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Commodity Strategy Fund (the Fund) Class 2 shares returned -0.96% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its benchmark, the Bloomberg Commodity Index Total Return, which returned -1.56% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	Life
Class 1	04/30/13	-0.82	-25.64	-13.06
Class 2	04/30/13	-0.96	-25.79	-13.23
Bloomberg Commodity Index Total Return		-1.56	-23.71	-11.41

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Bloomberg Commodity Index Total Return is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index. This combines the returns of the Bloomberg Commodity Index with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Commodities Market Exposure (%) (at June 30, 2015)
Commodities Futures Contracts(a)
Agriculture	33.6
Energy	39.0
Industrial Metals	15.6
Precious Metals	11.8
Total Notional Market Value of Commodities Futures Contracts	100.0

(a) Reflects notional market value of commodities futures contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each commodities futures contract are shown in the Consolidated Portfolio of Investments. The notional amount of all outstanding commodities futures contracts is $57,718,054. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

Portfolio Holdings (%) (at June 30, 2015)
Money Market Funds	17.2
Treasury Bills	31.2
U.S. Government & Agency Obligations	43.4
Other Assets & Liabilities	8.2
Total	100.0

Percentages indicated are based upon net assets. At period end, the Fund held investments in an affiliated money market fund, U.S. Treasury Bills and U.S. Government & Agency Obligations, which have been segregated to cover obligations relating to the Fund's investments in open futures contracts which provide exposure to the commodities market. For a description of the Fund's investment in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

Portfolio Management

Threadneedle International Limited

David Donora

Nicolas Robin

Semiannual Report 2015
3

COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	991.80	1,020.58	4.20	4.26	0.85
Class 2	1,000.00	1,000.00	990.40	1,019.29	5.48	5.56	1.11

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
4

COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

U.S. Government & Agency Obligations 43.4%

Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal Home Loan Banks Discount Notes 03/11/16	0.170%	15,000,000	14,982,015
Federal Home Loan Mortgage Corp. Discount Notes 09/04/15	0.060%	5,000,000	4,999,450
Federal National Mortgage Association Discount Notes 03/01/16	0.170%	5,000,000	4,994,240
Total U.S. Government & Agency Obligations (Cost: $24,968,535)			24,975,705

Treasury Bills 31.2%

UNITED STATES 31.2%
U.S. Treasury Bills 07/30/15	0.000%	3,000,000	3,000,000
09/24/15	0.010%	5,000,000	4,999,940
11/12/15	0.030%	5,000,000	4,999,395
01/07/16	0.070%	5,000,000	4,998,085
Total			17,997,420
Total Treasury Bills (Cost: $17,997,396)			17,997,420

Money Market Funds 17.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(a)(b)	9,937,138	9,937,138
Total Money Market Funds (Cost: $9,937,138)		9,937,138
Total Investments (Cost: $52,903,069)		52,910,263
Other Assets & Liabilities, Net		4,714,657
Net Assets		57,624,920

At June 30, 2015, cash totaling $3,627,083 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BRENT CRUDE	89	USD	5,708,460	08/2015	—	(113,153)
COFFEE 'C'	24	USD	1,191,600	09/2015	—	(47,847)
COPPER	42	USD	2,753,625	12/2015	—	(312,681)
CORN	207	USD	4,367,700	09/2015	547,185	—
COTTON NO.2	35	USD	1,188,425	12/2015	48,336	—
GASOLINE RBOB	80	USD	6,885,984	07/2015	136,731	—
GOLD 100 OZ	39	USD	4,570,020	08/2015	—	(87,735)
KC HRW WHEAT	46	USD	1,444,400	12/2015	223,280	—
LEAN HOGS	34	USD	1,011,500	08/2015	—	(73,129)
LIVE CATTLE	18	USD	1,093,680	12/2015	—	(24,273)
LME LEAD	61	USD	2,688,575	11/2015	—	(367,326)
LME NICKEL	21	USD	1,508,409	09/2015	—	(176,740)
LME ZINC	41	USD	2,054,100	11/2015	—	(355,645)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Futures Contracts Outstanding at June 30, 2015 (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
NATURAL GAS	171	USD	4,859,820	08/2015	44,504	—
NY Harb ULSD	29	USD	2,364,016	10/2015	—	(103,503)
SILVER	29	USD	2,259,245	09/2015	—	(62,123)
SOYBEAN	61	USD	3,163,613	11/2015	410,444	—
SOYBEAN MEAL	44	USD	1,519,760	12/2015	215,946	—
SOYBEAN OIL	78	USD	1,594,476	12/2015	125,497	—
SUGAR #11 (WORLD)	176	USD	2,458,086	09/2015	139,230	—
WHEAT (CBT)	12	USD	373,200	12/2015	71,805	—
WTI CRUDE	44	USD	2,659,360	10/2015	—	(57,635)
Total			57,718,054		1,962,958	(1,781,790)

Notes to Consolidated Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,988,788	43,617,589	(55,669,239)	9,937,138	7,260	9,937,138

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
U.S. Government & Agency Obligations	—	24,975,705	—	24,975,705
Treasury Bills	17,997,420	—	—	17,997,420
Money Market Funds	9,937,138	—	—	9,937,138
Total Investments	27,934,558	24,975,705	—	52,910,263
Derivatives
Assets
Futures Contracts	1,962,958	—	—	1,962,958
Liabilities
Futures Contracts	(1,781,790)	—	—	(1,781,790)
Total	28,115,726	24,975,705	—	53,091,431

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $42,965,931)	$42,973,125
Affiliated issuers (identified cost $9,937,138)	9,937,138
Total investments (identified cost $52,903,069)	52,910,263
Margin deposits	3,627,083
Receivable for:
Capital shares sold	54
Dividends	980
Variation margin	1,277,781
Total assets	57,816,161
Liabilities
Due to custodian	1
Payable for:
Capital shares purchased	1,895
Variation margin	148,304
Investment management fees	852
Distribution and/or service fees	20
Transfer agent fees	93
Administration fees	124
Compensation of board members	9,421
Accounting fees	19,475
Other expenses	11,056
Total liabilities	191,241
Net assets applicable to outstanding capital stock	$57,624,920
Represented by
Paid-in capital	$77,132,366
Undistributed net investment income	4,514,924
Accumulated net realized loss	(24,210,732)
Unrealized appreciation (depreciation) on:
Investments	7,194
Futures contracts	181,168
Total — representing net assets applicable to outstanding capital stock	$57,624,920

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

Class 1
Net assets	$54,785,840
Shares outstanding	7,521,652
Net asset value per share	$7.28
Class 2
Net assets	$2,839,080
Shares outstanding	391,654
Net asset value per share	$7.25

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$7,260
Interest	16,511
Total income	23,771
Expenses:
Investment management fees	162,691
Distribution and/or service fees
Class 2	2,433
Transfer agent fees
Class 1	17,164
Class 2	584
Administration fees	23,664
Compensation of board members	5,491
Custodian fees	11,052
Printing and postage fees	9,378
Professional fees	17,944
Other	3,664
Total expenses	254,065
Net investment loss	(230,294)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(41)
Futures contracts	(6,383,947)
Net realized loss	(6,383,988)
Net change in unrealized appreciation (depreciation) on:
Investments	8,636
Futures contracts	5,809,014
Net change in unrealized appreciation	5,817,650
Net realized and unrealized loss	(566,338)
Net decrease in net assets from operations	$(796,632)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment loss	$(230,294)	$(783,745)
Net realized loss	(6,383,988)	(13,110,332)
Net change in unrealized appreciation (depreciation)	5,817,650	(6,500,033)
Net decrease in net assets resulting from operations	(796,632)	(20,394,110)
Decrease in net assets from capital stock activity	(9,943,173)	(32,555,708)
Total decrease in net assets	(10,739,805)	(52,949,818)
Net assets at beginning of period	68,364,725	121,314,543
Net assets at end of period	$57,624,920	$68,364,725
Undistributed net investment income	$4,514,924	$4,745,218

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	643	4,648	408,163	4,000,000
Redemptions	(1,587,814)	(11,305,231)	(4,237,741)	(37,784,622)
Net decrease	(1,587,171)	(11,300,583)	(3,829,578)	(33,784,622)
Class 2 shares
Subscriptions	211,880	1,529,924	160,363	1,467,803
Redemptions	(24,124)	(172,514)	(27,748)	(238,889)
Net increase	187,756	1,357,410	132,615	1,228,914
Total net decrease	(1,399,415)	(9,943,173)	(3,696,963)	(32,555,708)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$7.34		$9.32	$9.86
Income from investment operations:
Net investment loss	(0.03)		(0.07)	(0.05)
Net realized and unrealized loss	(0.03)		(1.91)	(0.49)
Total from investment operations	(0.06)		(1.98)	(0.54)
Net asset value, end of period	$7.28		$7.34	$9.32
Total return	(0.82%)		(21.24%)	(5.48%)
Ratios to average net assets(b)
Total gross expenses	0.85	%(c)	0.78%	0.85	%(c)
Total net expenses(d)	0.85	%(c)	0.78%	0.85	%(c)
Net investment loss	(0.77	%)(c)	(0.71%)	(0.77	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$54,786		$66,873	$120,651
Portfolio turnover	0%		0%	449%

Notes to Consolidated Financial Highlights

(a)  Based on operations from April 30, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$7.32		$9.32	$9.86
Income from investment operations:
Net investment loss	(0.04)		(0.09)	(0.06)
Net realized and unrealized loss	(0.03)		(1.91)	(0.48)
Total from investment operations	(0.07)		(2.00)	(0.54)
Net asset value, end of period	$7.25		$7.32	$9.32
Total return	(0.96%)		(21.46%)	(5.48%)
Ratios to average net assets(b)
Total gross expenses	1.11	%(c)	1.03%	1.09	%(c)
Total net expenses(d)	1.11	%(c)	1.03%	1.09	%(c)
Net investment loss	(1.02	%)(c)	(0.96%)	(1.02	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$2,839		$1,492	$664
Portfolio turnover	0%		0%	449%

Notes to Consolidated Financial Highlights

(a)  Based on operations from April 30, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Commodity Strategy Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Basis for Consolidation

CVPCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary operates as an investment vehicle to provide the Fund with exposure to the commodities markets consistent with the Fund's investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. At June 30, 2015, the net assets of the Subsidiary were $8,670,775 or 15.05% of the Fund's consolidated net assets. All intercompany transactions and balances have been eliminated in the consolidation process.

The consolidated financial statements (financial statements) present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Consolidated Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to commodities markets. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table provides a summary of the fair value of derivative instruments (not considered to be hedging

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

instruments for accounting disclosure purposes) at June 30, 2015:

Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	1,962,958	*
Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Commodity-related investment risk	Net assets — unrealized depreciation on futures contracts	1,781,790	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Commodity-related investment risk	(6,383,947)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Commodity-related investment risk	5,809,014

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average notional amounts ($)*
Futures contracts — Long	57,224,490

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see

Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.55% to 0.44% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.55% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $653.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 Through June 30, 2015	Voluntary Expense Cap Prior to May 1, 2015
Class 1	1.02%	1.02%	1.10%
Class 2	1.27	1.27	1.35

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $52,903,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$8,000
Unrealized depreciation	(1,000)
Net unrealized appreciation	$7,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended June 30, 2015, there were no purchases or proceeds from the sale of securities other than short-term investment transactions and derivative activity, if any. Only the amount of long-term security purchases and sales activity, excluding derivatives, impacts the portfolio turnover reported in the Consolidated Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

included as Dividends — affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 99.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Significant Risks

Commodity-Related Investment Risk

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund's investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Commodity Strategy Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements) for a two-month period (Short-Term Period) in order to align the Advisory Agreements with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto as well as the contemplated enhancements to the team and its resources. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement for the Short-Term Period. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement for the Short-Term Period. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser the Board concluded that the services being performed under the Subadvisory Agreement were acceptable for purposes of renewal for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser. The Board observed that for purposes of approving the Advisory Agreements for the Short-Term Period, the Fund's performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

in its business and earn an appropriate profit. For purposes of approving the Advisory Agreements for the Short-Term Period, the Board concluded that the investment management service and subadvisory fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the Advisory Agreements for the Short-Term Period, fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the Advisory Agreements for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements for the Short-Term Period.

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Commodity Strategy Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, detailed information regarding the process employed by Columbia Management for selecting and overseeing affiliated and unaffiliated subadvisers. The Board took into account the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other

Semiannual Report 2015
26

COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to provide quality services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund's underperformance for certain periods, noting that appropriate steps (such as refinement of the investment process) had been taken to help improve the Fund's performance.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in the Board's analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports.

Semiannual Report 2015
27

COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2015
28

COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.

Semiannual Report 2015
29

Columbia Variable Portfolio — Commodity Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6631 D (8/15)

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 20, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 20, 2015